Putnam
Variable
Trust


SEMIANNUAL REPORT
June 30, 2000


* Putnam Variable Trust
* Putnam VT American Government Income Fund
* Putnam VT Asia Pacific Growth Fund
* Putnam VT Diversified Income Fund
* Putnam VT The George Putnam Fund of Boston
* Putnam VT Global Asset Allocation Fund
* Putnam VT Global Growth Fund
* Putnam VT Growth and Income Fund
* Putnam VT Growth Opportunities Fund
* Putnam VT Health Sciences Fund
* Putnam VT High Yield Fund
* Putnam VT Income Fund
* Putnam VT International Growth Fund
* Putnam VT International Growth and Income Fund
* Putnam VT International New Opportunities Fund
* Putnam VT Investors Fund
* Putnam VT Money Market Fund
* Putnam VT New Opportunities Fund
* Putnam VT New Value Fund
* Putnam VT OTC & Emerging Growth Fund
* Putnam VT Research Fund
* Putnam VT Small Cap Value Fund
* Putnam VT Technology Fund
* Putnam VT Utilities Growth and Income Fund
* Putnam VT Vista Fund
* Putnam VT Voyager Fund

A series of mutual fund portfolios for variable insurance investors

[SCALE LOGO OMITTED:

BOSTON * LONDON * TOKYO]

To the shareholders of Putnam Variable Trust

Over the past six months, volatility was on the rise in the financial markets of the United States and, to some extent, in other markets around the world. Global growth continued to strengthen, and this was generally positive for the world's equity markets. Fixed-income investors faced a less buoyant environment, as inflationary fears, interest-rate increases by the world's central banks, and the ongoing appeal of equity investments kept a lid on bond market returns. As always, Putnam's portfolio managers sought out opportunity amid the volatility, while keeping a tight reign on risk management. Overall, U.S. equities again led world performance and emerging-markets bonds outperformed other fixed-income investments.

EQUITIES

* United States The strength that has characterized the equity market for almost ten years continued until mid-March, when performance began to cool. In April, stocks sold off sharply, with the Dow Jones Industrial Average, the NASDAQ, and the Standard & Poor's 500 suffering huge declines. By mid-May, signs of an economic slowdown began to emerge, as data on retail sales, manufacturing, construction spending, and new-car purchasing activity indicated activity substantially below year-ago levels. Equities regained some momentum in the latter half of the semiannual period, although economic uncertainty and inflation concerns continued to create volatility. At the end of the period, small-capitalization stocks offered the greatest performance potential, although selected medium and large companies continued to show excellent profit growth.

* Europe The core European stock markets of France and Germany provided handsome returns and attractive opportunities over the period. Amid a general acceleration of global growth, France's healthy economy showed particular vigor in the technology and telecommunications sectors. The industrial bias of Germany's equity market gave it renewed strength, while valuations have become more attractive since last year's below-average performance. United Kingdom stocks battled expectations of a continued rise in interest rates and a poor earnings outlook. The peripheral markets of Ireland, Switzerland, and Spain also fared marginally.

* Asia and Emerging Markets The rising tide of global growth lifted most emerging market economies along with it; many emerged from the 1997-98 recession stronger and more sharply focused on productive growth. Although Japan's economy remained somewhat sluggish, its equity market presented some attractive opportunities as many companies showed excellent trends in profitability. South Korea was another strong performer. Latin American markets also performed well on firming commodities prices and generally solid economic performance.

FIXED INCOME

* United States The past six months proved another challenging period for most fixed-income securities. One exception was U.S. Treasuries, especially long-term Treasuries, which benefited from the government's buyback program that reduced supply. Elsewhere in the bond market, returns were disappointing as the spread sectors -- securities offering a yield advantage over Treasuries -- underperformed. These sectors include investment-grade as well as lower-rated, high-yield corporate bonds, agency, and mortgage-backed securities (MBS). All saw their returns dampened by increases in the Federal Funds rate, a volatile yield curve and negative technicals. As the period ended, however, the general market appeared to be stabilizing as the economy slowed and the prospect of future rate increases diminished. Spread securities are expected to benefit from this trend.

* Global Unhedged international government bonds mostly underperformed due to currency weakness and the continued flight of capital to the U.S. The weakness in the euro was particularly damaging to performance. Certain peripheral non-euro markets including Denmark, look more promising going forward since they may benefit from the next phase of European Monetary Union. The emerging markets were the world's top fixed-income performers for most of the period, although they did experience a selloff in May. Valuations improved after the correction, however, and fundamentals remain sound in an environment of general global economic growth and firming commodity prices. Mexico and Russia are clearly improving; Argentina and Chile, however, are deteriorating.

* High Yield Along with most of the U.S. fixed-income market, high-yield bonds faced a weak market environment over the past six months. After signs of strength late in 1999, yield spreads between high-yield bonds and Treasuries widened to near-record levels. Sharp increases in short-term interest rates, an inversion of the yield curve, and an increase in defaults among high-yield issuers all contributed to this underperformance. Once the Fed reaches the end of its rate-tightening agenda, the outlook for high-yield bonds, which are currently trading at extremely low valuations, may improve.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice.


PERFORMANCE SUMMARY
---------------------------------------------------------------------------------------------------------------------------
Total return at net asset value (as of 6/30/00)

                                                           Five years               10 years                  Life
Putnam VT -- Class 1A shares    6 months     1 year  Cumulative  Annualized  Cumulative  Annualized  Cumulative  Annualized
---------------------------------------------------------------------------------------------------------------------------
American Government
Income Fund                           --%        --%         --%         --%         --%         --%       4.60%[l]      --%
 ...........................................................................................................................
Asia Pacific Growth Fund          -22.40      23.09       47.06        8.02          --          --       45.01[f]     7.45
 ...........................................................................................................................
Diversified
Income Fund                         1.50       2.95       27.34        4.95          --          --       38.78[d]     4.94
 ...........................................................................................................................
George Putnam Fund                 -0.70      -6.66          --          --          --          --        2.59[h]     1.19
 ...........................................................................................................................
Global Asset Allocation Fund       -0.65       7.07       93.52       14.12      208.16       11.91      291.53[a]    11.63
 ...........................................................................................................................
Global Growth Fund                -10.59      36.78      183.91       23.21      310.42       15.17      315.35[b]    15.03
 ...........................................................................................................................
Growth and
Income Fund                        -2.93     -10.85       98.32       14.68      247.16       13.25      423.69[a]    14.27
 ...........................................................................................................................
Growth
Opportunities Fund                    --         --          --          --          --          --        7.00[l]       --
 ...........................................................................................................................
Health Sciences Fund               30.86      34.96          --          --          --          --       37.66[h]    15.87
 ...........................................................................................................................
High Yield Fund                    -1.21       0.70       36.56        6.43      177.41       10.74      189.37[a]     8.94
 ...........................................................................................................................
Income Fund                         2.01       2.01       29.67        5.33      107.39        7.57      147.86[a]     7.59
 ...........................................................................................................................
International Growth Fund           0.58      43.43          --          --          --          --      122.11[g]    25.69
 ...........................................................................................................................
International Growth and
Income Fund                         5.78      16.14          --          --          --          --       75.16[g]    17.42
 ...........................................................................................................................
International New
Opportunities Fund                -15.44      43.56          --          --          --          --       98.14[g]    21.64
 ...........................................................................................................................
Investors Fund                     -2.77      15.25          --          --          --          --       47.60[h]    19.65
 ...........................................................................................................................
Money Market Fund                   2.79       5.38       28.78        5.19       60.79        4.86       92.66[a]     5.43
 ...........................................................................................................................
New
Opportunities Fund                  6.47      60.41[n]   279.70       30.58          --          --      377.52[e]    28.89
 ...........................................................................................................................
New Value Fund                      3.00      -9.71          --          --          --          --       29.05[g]     7.58
 ...........................................................................................................................
OTC & Emerging Growth Fund        -11.93      68.88[n]       --          --          --          --      101.39[h]    38.07
 ...........................................................................................................................
Research Fund                       4.60      18.94          --          --          --          --       59.49[i]    30.57
 ...........................................................................................................................
Small Cap Value                     6.98       0.72          --          --          --          --       10.70[k]     9.07
 ...........................................................................................................................
Technology Fund                       --         --          --          --          --          --        7.50[m]       --
 ...........................................................................................................................
Utilities Growth and
Income Fund                         2.37      -1.53       97.91       14.63          --          --      154.63[c]    12.14
 ...........................................................................................................................
Vista Fund                         16.25      57.61[n]       --          --          --          --      161.65[g]    31.73
 ...........................................................................................................................
Voyager Fund                        1.37      40.04      241.53       27.85      649.27       22.31      935.91[a]    20.73
---------------------------------------------------------------------------------------------------------------------------


    Past performance is not indicative of future results. All total return figures are at net asset value. The charges and expenses at the insurance company separate account level are not reflected.

[a] Commencement of operations: February 1, 1988.

[b] Commencement of operations: May 1, 1990.

[c] Commencement of operations: May 4, 1992. The fund's inception date was May 1, 1992.

[d] Commencement of operations: September 15, 1993. An expense limitation was in effect during the period; without the limitation, total return would have been lower.

[e] Commencement of operations: May 2, 1994.

[f] Commencement of operations: May 1, 1995. An expense limitation was in effect during the period; without the limitation, total return would have been lower.

[g] Commencement of operations: January 2, 1997. Expense limitations were in effect for these funds during the period; without the limitation, total return would have been lower.

[h] Commencement of operations: April 30, 1998. The short-term results of a relatively new fund, such as these funds, are not necessarily indicative of their long-term prospects. Expense limitations were in effect for The George Putnam Fund of Boston, Health Sciences Fund, Investors Fund, and OTC & Emerging Growth Fund during the period; without the limitation, total return would have been lower. Returns for class 1B shares for periods prior to their inception are derived from the historical performance of class 1A shares, adjusted to reflect the applicable contingent deferred sales charges (CDSC) and the higher operating expenses applicable to such shares.

[i] Commencement of operations: September 30, 1998. The short-term results of a relatively new fund, such as these funds, are not necessarily indicative of their long-term prospects. Expense limitations were in effect for this fund during the period; without the limitation, total return would have been lower.

[j] Commencement of operations: April 6, 1998. Returns for class 1B shares for periods prior to their inception are derived from the historical performance of class 1A shares, adjusted to reflect the applicable contingent deferred sales charges (CDSC) and the higher operating expenses applicable to such shares.

[k] Commencement of operations: April 30, 1999.

[l] Commencement of operations: February 1, 2000.

[m] Commencement of operations: June 14, 2000.

[n] Recent returns were achieved during favorable market conditions that may not be sustainable.



Total return at net asset value (as of 6/30/00)

                                                           Five years               10 years                  Life
Putnam VT -- Class 1B shares    6 months     1 year  Cumulative  Annualized  Cumulative  Annualized  Cumulative  Annualized
---------------------------------------------------------------------------------------------------------------------------
American Government
Income Fund                           --%        --%         --%         --%         --%         --%       4.60%[l]      --%
 ...........................................................................................................................
Asia Pacific Growth Fund          -22.48      22.91       45.98        7.86          --          --       55.13[f]    22.43
 ...........................................................................................................................
Diversified
Income Fund                         1.36       2.81       26.40        4.80          --          --       37.33[d]     4.78
 ...........................................................................................................................
George Putnam Fund                 -0.80      -6.80          --          --          --          --        2.43[h]     1.11
 ...........................................................................................................................
Global Asset Allocation Fund       -0.59       7.13       92.81       14.03      204.59       11.78      285.90[a]    11.50
 ...........................................................................................................................
Global Growth Fund                -10.65      36.54      181.74       23.02      304.26       14.99      309.06[b]    14.86
 ...........................................................................................................................
Growth and
Income Fund                        -3.01     -10.97       96.92       14.51      242.26       13.09      414.54[a]    14.11
 ...........................................................................................................................
Growth
Opportunities Fund                    --         --          --          --          --          --        6.90[l]       --
 ...........................................................................................................................
Health Sciences Fund               30.67      34.70          --          --          --          --       37.38[h]    15.76
 ...........................................................................................................................
High Yield Fund                    -1.17       0.65       35.89        6.33      174.10       10.61       -5.88[a]    -2.75
 ...........................................................................................................................
Income Fund                         1.97       1.88       28.97        5.22      104.61        7.42        5.61[a]     2.55
 ...........................................................................................................................
International Growth Fund           0.52      43.33          --          --          --          --      121.08[g]    25.52
 ...........................................................................................................................
International Growth and
Income Fund                         5.69      15.81          --          --          --          --       74.27[g]    17.25
 ...........................................................................................................................
International New
Opportunities Fund                -15.51      43.36          --          --          --          --       97.26[g]    21.49
 ...........................................................................................................................
Investors Fund                     -2.84      15.02          --          --          --          --       47.17[h]    19.49
 ...........................................................................................................................
Money Market Fund                   2.69       5.17       28.35        5.12       58.62        4.72       90.03[a]     5.31
 ...........................................................................................................................
New
Opportunities Fund                  6.37      60.17[n]   276.99       30.40          --          --      373.17[e]    28.70
 ...........................................................................................................................
New Value Fund                      2.96      -9.76          --          --          --          --       28.61[g]     7.48
 ...........................................................................................................................
OTC & Emerging Growth Fund        -11.99      68.54[n]       --          --          --          --      100.94[h]    37.93
 ...........................................................................................................................
Research Fund                       4.54      18.85          --          --          --          --       59.10[i]    30.39
 ...........................................................................................................................
Small Cap Value                     6.89       0.54          --          --          --          --       10.50[k]     8.91
 ...........................................................................................................................
Technology Fund                       --         --          --          --          --          --        7.50[m]       --
 ...........................................................................................................................
Utilities Growth and
Income Fund                         2.32      -1.68       96.73       14.49          --          --      151.88[c]    11.99
 ...........................................................................................................................
Vista Fund                         16.22      57.46[n]       --          --          --          --      160.72[g]    31.60
 ...........................................................................................................................
Voyager Fund                        1.31      39.85      239.07       27.66      638.64       22.14      917.67[a]    20.56
---------------------------------------------------------------------------------------------------------------------------


    Past performance is not indicative of future results. All total return figures are at net asset value. The charges and expenses at the insurance company separate account level are not reflected.

[a] Commencement of operations: February 1, 1988.

[b] Commencement of operations: May 1, 1990.

[c] Commencement of operations: May 4, 1992. The fund's inception date was May 1, 1992.

[d] Commencement of operations: September 15, 1993. An expense limitation was in effect during the period; without the limitation, total return would have been lower.

[e] Commencement of operations: May 2, 1994.

[f] Commencement of operations: May 1, 1995. An expense limitation was in effect during the period; without the limitation, total return would have been lower.

[g] Commencement of operations: January 2, 1997. Expense limitations were in effect for these funds during the period; without the limitation, total return would have been lower.

[h] Commencement of operations: April 30, 1998. The short-term results of a relatively new fund, such as these funds, are not necessarily indicative of their long-term prospects. Expense limitations were in effect for The George Putnam Fund of Boston, Health Sciences Fund, Investors Fund, and OTC and Emerging Growth Fund during the period; without the limitation, total return would have been lower. Returns for class 1B shares for periods prior to their inception are derived from the historical performance of class 1A shares, adjusted to reflect the applicable contingent deferred sales charges (CDSC) and the higher operating expenses applicable to such shares.

[i] Commencement of operations: September 30, 1998. The short-term results of a relatively new fund, such as these funds, are not necessarily indicative of their long-term prospects. Expense limitations were in effect for this fund during the period; without the limitation, total return would have been lower.

[j] Commencement of operations: April 6, 1998. Returns for class 1B shares for periods prior to their inception are derived from the historical performance of class 1A shares, adjusted to reflect the applicable contingent deferred sales charges (CDSC) and the higher operating expenses applicable to such shares.

[k] Commencement of operations: April 30, 1999.

[l] Commencement of operations: February 1, 2000.

[m] Commencement of operations: June 14, 2000.

[n] Recent returns were achieved during favorable market conditions that may not be sustainable.

Putnam VT American Government Income Fund

For most fixed-income investors, the past five months have presented a difficult market environment. Robust economic growth, rising short-term interest rates, and blazing stock market performance sapped investor interest in bonds while inflationary concerns further dampened returns on most fixed-income investments. The exception was long-term Treasury bonds, which enjoyed strong price appreciation due to surging demand and waning supply. Fortunately, Putnam VT American Government Income Fund maintained an overweight position in long-term Treasury bonds over the period and this boosted performance considerably. From inception on February 1, 2000 through June 30, 2000, the fund's class IA shares tallied a total return of 4.60% at net asset value.

When the Federal Reserve Board raised short-term interest rates four times in seven months and the federal government initiated a huge buyback of 30-year Treasury bonds, the yield curve inverted. This meant that long-term interest rates declined while short-term rates rose. Intermediate-maturity bonds also benefited from the trend toward lower rates. While the fund's Treasury holdings benefited from the decline in rates, its mortgage-backed securities (MBS) holdings, which had boosted performance in the fourth quarter of 1999, did not. As Treasury yields declined, the difference, or spread, between Treasuries and MBSs increased, hurting the latter's relative performance. Fortunately, we kept the fund's MBS weighting neutral over the period, or about the same as its peer group average. To take advantage of the yield curve inversion, we also utilized a barbell strategy, establishing positions in bonds of both short- and long-term maturities.

In the months ahead, we plan to add to the fund's MBS holdings, since the recent widening of spreads has made prices more attractive. We will also keep the portfolio's overall duration neutral relative to its peers, since the immediate direction of interest rates remains uncertain.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Current income consistent with preservation of capital
------------------------------------------------------------------------
PORTFOLIO
Securities issued or backed by the full faith and credit of the U.S. government or its agencies or instrumentalities or backed by the credit of the government agency
---------------------------------------
NET ASSET VALUE
Class IA                         $10.46
Class IB                         $10.46
June 30, 2000
---------------------------------------
While U.S. government backing of individual securities does not insure your principal, which will fluctuate with market conditions, it does guarantee that the fund's government-backed holdings will make timely payments of interest and principal.

Putnam VT Asia Pacific Growth Fund

Putnam VT Asia Pacific Growth Fund began its semiannual period in the midst of a robust rally across Asia and the Pacific Basin. However, that rally gave way to waves of volatility beginning in January. As a result, for the six months ended June 30, 2000, the fund's class IA shares tallied a total return of -22.40% at net asset value.

After especially dramatic gains in the fourth quarter of 1999, many stocks, particularly in Japan, came off their peaks. Though they rebounded in February, stocks weakened again in March and April before strengthening toward the end of the period. Amid this volatility, we took steps to limit risk by selling the stocks we considered most vulnerable.

Japan remained the fund's largest country weighting by far and was one of the world's best-performing markets. During the period, we added several new Japanese holdings of companies enacting profit-enhancing restructuring and reforms. We also modified Japanese positions to reflect changes in prospects for different companies.

In terms of sectors, technology remains the fund's largest concentration. Despite the volatility of recent months, we remain confident that our rigorous research process has led to investment in companies that are well-managed and positioned to stay profitable while benefiting from opportunities made possible by new technologies. Several fund holdings outside the technology sector are poised to enhance profits by adding business-to-business capabilities, which should improve efficiency.

Our outlook is quite constructive. Although U.S. stock market volatility has spilled over into Asia, the fundamental situation remains solid. While monitoring risks, we continue to focus on stocks with attractive growth prospects.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
------------------------------------------------------------------------
PORTFOLIO
Common stocks of companies located in Asia and the Pacific Basin
---------------------------------------
NET ASSET VALUE
Class IA                         $12.95
Class IB                         $12.91
June 30, 2000
---------------------------------------
Foreign investments may be subject to certain risks, such as currency fluctuations, economic instability, and political developments. Investing in a single sector increases the possibility of greater price fluctuations and does not provide the diversification of a multisector investment.

Putnam VT Diversified Income Fund

Robust economic growth worldwide, tightened monetary policy by central banks across the globe, and the dramatic strength of stock markets at home and abroad dampened the performance potential of most bonds throughout most of the period. Putnam VT Diversified Income Fund's multisector strategy served the portfolio relatively well in this difficult environment. For the six months ended June 30, 2000, the fund's class IA shares tallied a total return of 1.50% at net asset value.

In addition to the unfavorable environment for fixed income, U.S. Treasury securities experienced an added layer of volatility -- the government's huge buyback program for long-term Treasury bonds. This program had the effect of encouraging investors to bid up the prices of 30-year Treasuries, thereby bringing their yields below those of short-term Treasuries and inverting the traditional yield curve.

With the future direction of interest rates uncertain, we focused mainly on 10-year Treasury notes while keeping some exposure to longer-term issues that helped contribute to performance as their prices rose. We also took advantage of opportunities in mortgage-backed securities that should benefit from improving rates and fundamentals.

High-yield corporate bonds were the fund's primary emphasis, with telecommunications issues dominating the fund's high-yield exposure. The telecommunications industry lends itself well to leverage and, therefore, it is not surprising that telecommunications issues make up roughly 25% to 30% of the high-yield market. This industry remains attractive given the advances in technology and its potential growth.

Emerging-markets bonds have been the best-performing fixed-income asset class over the past six months. Over the period, we maintained the fund's exposure to these bonds and participated in their dramatic price appreciation. In the developed world, the portfolio also held Danish and Canadian bonds while underweighting Japan.

Clearly today's bond market offers both value and opportunity although volatility is likely to continue as the world's central banker strive to contain inflation.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
High current income consistent with preservation of capital
------------------------------------------------------------------------
PORTFOLIO
A managed asset allocation portfolio spread across all three sectors of the bond market -- U.S. government and corporate investment-grade securities, high-yield bonds, and international instruments
---------------------------------------
NET ASSET VALUE
Class IA                          $9.27
Class IB                          $9.24
June 30, 2000
---------------------------------------
High-yield securities are rated lower than investment-grade securities because there is a greater possibility that negative changes in the issuer's financial condition, or in general economic conditions, may hinder the issuer's ability to pay principal and interest on the securities. Foreign investments may be subject to certain risks, such as currency fluctuations and political developments. While U.S. government backing of individual securities does not insure your principal, which will fluctuate with market conditions, it does guarantee that the fund's government-backed holdings will make timely payments of interest and principal.

Putnam VT The George Putnam Fund of Boston

Volatility was the rule over the past six months in both stock and bond markets. Ongoing economic strength, rising short-term interest rates, and renewed inflationary concerns made investors jittery. Fortunately, Putnam VT The George Putnam Fund of Boston is well-diversified across a variety of stock and bond sectors, and this gave it the agility to manage the volatility reasonably well. For the six months ended June 30, 2000, the fund's class IA shares posted a total return of -0.70% at net asset value.

For the bond market, most of the news during the first quarter was dim as the factors listed above dampened returns on all sectors except long-term U.S. Treasuries. Treasury returns benefited from the federal government's buyback program that diminished supply just as demand was accelerating. Returns on corporate bonds and mortgage-backed securities picked up in June, however, and the fund's large position in these securities boosted performance during that month.

The stock market experienced the most significant changes over the period. January, February, and half of March continued the leading trend of late 1999 with growth stocks leading market performance by a wide margin. Within the growth arena, investors remained fairly narrowly focused on technology, telecommunications, and media. Then in mid-March, growth stocks corrected sharply and investor interest began to focus more toward the value stocks that form the backbone of this portfolio. The broadening continued through the end of the period and the portfolio benefited, especially from its positions in the top- performing financial, communications, and energy sectors.

Exercising our value strategy, we have positioned the fund to perform well in an environment characterized by lower economic growth with a minimal increase in inflation.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation and current income
------------------------------------------------------------------------
PORTFOLIO
Common stocks and bonds
---------------------------------------
NET ASSET VALUE
Class IA                          $9.91
Class IB                          $9.90
June 30, 2000
---------------------------------------

Putnam VT Global Asset Allocation Fund

As global markets exhibited varying degrees of volatility over the period, Putnam VT Global Asset Allocation Fund again demonstrated the advantages of its diversified, multi-sector approach. For the six months ended June 30, 2000, the fund's class IA shares posted a total return of -0.65% at net asset value.

The first quarter of 2000 continued largely as 1999 concluded. Stocks once again outperformed bonds, with growth outperforming value. International markets generally followed the same trends. During the second quarter of 2000, the U.S. stock market became quite volatile, with some of this volatility spilling over into foreign markets. Given this rising volatility, fund management continued to favor bonds slightly.

Among U.S. equities, the small subset of issues known as "new economy" stocks outperformed in the first quarter of 2000, only to falter during the second. Performance among these stocks continued to seesaw right up to the end of the semiannual period. Given this challenging environment, we kept the portfolio underexposed to general stock market risk and slightly overweighted in selected industries and companies. With the exception of long-term Treasury bonds, the U.S. bond market fared poorly over the period. Fortunately, the fund had a solid position in long-term Treasuries and so was able to capitalize on their strength.

International equities provided attractive opportunities over the period, while most bond markets outside the United States provided lackluster results, hampered by rising rates and a strong U.S. dollar. We maintained an overweight position in Continental Europe, along with Japan. The prospects for emerging equities markets also remain favorable, especially Latin America and Asia. Accelerating global growth was less favorable for foreign bond markets, with the notable exception of emerging-markets bonds, which were top performers.

Going forward, international equities appear more attractive than the domestic market, while U.S. bonds offer more opportunity than their foreign counterparts.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
A high level of long-term total return consistent with preservation of capital
------------------------------------------------------------------------
PORTFOLIO
A managed asset allocation portfolio spread across domestic and international stock and bond markets
---------------------------------------
NET ASSET VALUE
Class IA                         $17.40
Class IB                         $17.42
June 30, 2000
---------------------------------------
Foreign investments may be subject to certain risks, such as currency fluctuations, economic instability, and political developments.

Putnam VT Global Growth Fund

A global rally in growth stocks at the start of the semiannual period generated strong performance for Putnam VT Global Growth Fund, but was offset by a retrenchment in March and April. Stocks in the telecommunications, media, and technology sectors continued to demonstrate strong potential, as investors recognized the demand for new technologies and services. Our research had identified these new technologies and your fund was well positioned in many innovative companies. For the six months ended June 30, 2000, the fund's class IA shares posted a total return of -10.59% at net asset value.

Early in the period, with global growth on the upswing, and interest rates moderate, stocks in general looked attractive but growth stocks especially so. Above all, spending on technology and communications products stoked investor interest in these areas. Fund performance benefited as investors favored the kinds of companies we emphasize: those with high rates of earnings growth, strong management, dominant market positions, and expanding businesses. Telecommunications holdings were particularly strong.

In April, investor concerns about the Federal Reserve Board's four interest-rate hikes and their potential to choke off growth produced volatility and a waning of interest in high-growth stocks. Nonetheless, the outlook for these companies remains positive and we remain confident of their long-term performance potential.

The portfolio remained widely diversified among different countries over the period, with its largest position in stocks of companies based in the U.S. Management also maintained significant exposure to Japan, the United Kingdom, and France. Similarly, although the fund had a large commitment in the technology and telecommunications areas, it remains fully diversified with attractive companies in all sectors. The expansion of financial services is a trend that has benefited several holdings, especially in Europe.

We remain pleased with the fundamental performance of companies in the portfolio and believe that demand can remain strong without igniting inflation and that the global economy will continue showing positive growth.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
------------------------------------------------------------------------
PORTFOLIO
An internationally diversified common stock portfolio
---------------------------------------
NET ASSET VALUE
Class IA                         $23.00
Class IB                         $22.92
June 30, 2000
---------------------------------------
Foreign investments may be subject to certain risks, such as currency fluctuations, economic instability, and political developments.

Putnam VT Growth and Income Fund

Putnam VT Growth and Income Fund has struggled to defy the odds stacked against value investing in recent months as record-breaking performance by a narrow band of growth companies preempted investors' attention. However, the bull market in growth stocks experienced a sharp correction in early March and volatility continued throughout the end of the semiannual period. Value stocks rebounded vigorously, and we took advantage of the growth-stock downturn to add stocks suddenly priced within our reach. Nevertheless, for the six months ended June 30, 2000, the fund's class IA shares provided a total return of -2.93% at net asset value.

Shrewd and opportunistic stock selection has been the key to fund performance over the period. Concerns about interest rates helped push down valuations on many top-name companies discarded by shortsighted momentum investors. We stepped in, finding steeply discounted prices on stocks of superior companies across all sectors. Consequently, we upgraded the portfolio, buying higher-quality companies with higher growth rates at reasonable valuations.

Pharmaceuticals, technology, and financial services were three sectors that offered especially attractive opportunities. Although pharmaceutical companies have been out of favor, they continue to have strong fundamentals and have already begun to rebound. In fact, we have increased the portfolio's proportion of these stocks to its highest level since the mid-1990s. We also built up holdings in financial companies when their prices declined. We have added many top names, companies that continue to grow earnings and dividends despite adverse market conditions. We have been especially selective in the technology sector, where the recent volatility provided many unusual opportunities to purchase stocks of companies with what we consider extraordinary growth potential at extremely reasonable prices. Energy represents another large position in the portfolio. Recently, these stocks have benefited from rising oil and natural gas prices.

Going forward, we will continue to take advantage of such rare buying opportunities while managing the fund with an eye on positive, long-term performance.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital growth and current income
------------------------------------------------------------------------
PORTFOLIO
Primarily common stocks and convertible securities
---------------------------------------
NET ASSET VALUE
Class IA                         $23.21
Class IB                         $23.15
June 30, 2000
---------------------------------------

Putnam VT Growth Opportunities Fund

Like most growth stock funds, Putnam VT Growth Opportunities Fund faced a changeable environment over the past five months. After stellar growth-stock performance at the start of the period, the market experienced a sharp selloff in mid-March, followed by another rally, then another selloff, then a rally again. The volatility continued through the end of the period. Astute stock selection helped temper some of the negative effects of the volatility, but performance reflects this challenging climate. From inception on February 1, 2000 through June 30, 2000, the fund's class IA shares provided a total return of 7.00% at net asset value.

As the period opened, rising economic growth in the United States and abroad set the stage for continued strong performance by the large-capitalization growth stocks that are this fund's focus. With interest rates remaining moderate and inflation seemingly at bay, investors continued to concentrate on growth stocks, particularly in the technology sector. Above all, spending on technology and communications products -- computers, wireless telephones, networking equipment, and software -- stoked investor interest in these areas.

This fund participated fully in the market rally. Technology in varied sectors, which represents approximately 50% of the fund's holdings, was the primary driver of performance; consequently, in April, weakness in growth stocks dampened the fund's returns. The hardest-hit stocks were those that had been our best performers earlier on -- cellular, telecommunications, and technology stocks. These companies were particularly affected by rising interest rates since most of their growth is in the future. Also, many of these stocks have risen dramatically over the past year and were vulnerable to profit-taking in a less positive market environment.

Despite the market's recent volatility, we remain confident of the fundamentals of the portfolio's technology holdings. As we look ahead, technology continues to offer the most promising growth stock opportunities. Media is another sector with strong potential. While short-term volatility may continue, the long-term outlook for these sectors is positive.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
------------------------------------------------------------------------
PORTFOLIO
Primarily common stocks of large companies believed to offer above-average growth potential
---------------------------------------
NET ASSET VALUE
Class IA                         $10.70
Class IB                         $10.69
June 30, 2000
---------------------------------------
This fund's concentrated portfolio may add a measure of volatility to performance as major fluctuations in any one holding will likely affect the fund more than a fund with greater diversification.

Putnam VT Health Sciences Fund

Health care stocks continued to offer attractive investment opportunities throughout the semiannual period. Along with the general equity market, health care issues exhibited rising volatility during the second quarter of 2000. Growth stocks were particularly hard hit, including many of the biotechnology stocks that had excelled over the past year. Nonetheless, with its broadly diversified portfolio and prudent risk management strategies, Putnam VT Health Sciences Fund was able to deliver solid returns, posting a total return of 30.86% for its class IA shares for the six months ended June 30, 2000.

The fund's sector weightings remained largely constant over the period. Large-capitalization pharmaceuticals represented the largest position, followed by biotechnology, medical technology, including instrumentation and equipment companies, and health care services.

For much of 1999 and early 2000, biotechnology stocks were steady top performers. Many companies boasted newly FDA-approved blockbuster drugs and numerous other products in the development pipeline. Genomics, the identification of the human genome, promises even more discoveries going forward. Biotechnology stocks peaked in early March, and then began a sharp correction. Fortunately, we had begun to reduce positions in late February and so avoided the full impact of the selloff.

While biotechnology stocks soared, large-capitalization pharmaceutical stocks faltered. Strong economic growth made these more defensive stocks less attractive while concerns continued around the Medicare drug proposal. Consolidation within the industry has also created uncertainty for pharmaceuticals, although this can be good news if it leads to larger companies with larger research and development budgets and sales forces, and, therefore, potentially more drugs and revenues. Once investors began shifting assets out of high-growth areas like biotechnology, large-cap pharmaceutical stocks began to rally. The rally stalled toward the end of the period, however, as biotech, drug delivery, and medical technology stocks began to surge once again.

The outlook for the industry remains very favorable with solid earnings and revenue growth continuing.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
------------------------------------------------------------------------
PORTFOLIO
Primarily common stocks of companies in the health sciences industries
---------------------------------------
NET ASSET VALUE
Class IA                         $13.74
Class IB                         $13.72
June 30, 2000
---------------------------------------
Investing in a single sector increases the possibility of greater price fluctuations and does not provide the diversification of a multisector investment.

Putnam VT High Yield Fund

After rallying in the final months of 1999, high-yield bonds entered 2000 on weaker footing. Since the beginning of the year, the yield difference, or spread, between high-yield bonds and Treasury bonds has widened to a level approaching an all-time high. Thus, while Putnam VT High Yield Fund has delivered strong competitive performance, its results in absolute terms are disappointing. The fund posted a total return of -1.21% for its class IA shares for the six months ended June 30, 2000.

The fund's solid relative performance can be attributed to an overweight position in the telecommunications sector, which generally performed well, despite being hurt (along with the technology sector) in April and May of this year. Merger and acquisition activity resulted in sharp price appreciation for several fund holdings. In addition, several portfolio holdings went public during the period. Stock offerings tend to boost the value of a company's high-yield bonds because they add more equity and cash to its balance sheet and thus improve its credit profile. Careful security selection was also important in enabling us to select bonds of companies with solid fundamentals while helping us avoid many of the high-yield bonds that experienced defaults during the period.

To meet the challenge of managing a high-yield bond portfolio in a rising-rate environment, we increased the fund's exposure to floating-rate commercial bank loans. These securities increase the portfolio's credit risk; however, they also provide a good defense against rising rates. Because their rates are reset as market interest rates rise, their prices typically do not decline in a rising-rate environment like this one.

Early in the year, we sold some of the fund's holdings after their prices had risen, locking in attractive gains. When the high-yield market corrected in March and April, we diversified the portfolio by adding attractively priced bonds in value-added cyclical sectors, including paper, steel, and chemicals.

Barring any significant economic disruptions, high-yield bonds have the potential to post solid returns in the coming months -- especially if the Fed stops tightening interest rates.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
High current income, with a secondary objective of capital appreciation
------------------------------------------------------------------------
PORTFOLIO
Primarily high-yielding lower-rated corporate bonds and notes
---------------------------------------
NET ASSET VALUE
Class IA                          $9.69
Class IB                          $9.69
June 30, 2000
---------------------------------------
High-yield securities are rated lower than investment-grade securities because there is a greater possibility that negative changes in the issuer's financial condition or in general economic conditions may hinder the issuer's ability to pay principal and interest on the securities.

Putnam VT Income Fund

The past six months have been a difficult time for fixed-income investors. With the exception of long-term Treasuries, which benefited from the government's buyback program to pay down the national debt, bonds have performed poorly. With its emphasis on higher-income-producing securities such as corporate bonds, agencies and mortgage-backed securities (MBS), this fund's performance was negatively affected by the harsh market environment. The fund turned in a total return of 2.01% for its class IA shares for the six months ended June 30, 2000.

As the economic expansion entered into a record 10th consecutive year, many investors abandoned bonds to focus on higher stock market returns. Concurrently, the stock market's growth has spooked bond investors, who have been wary of the potential for higher inflation. The Federal Reserve Board shared this concern, raising interest rates three times over the period. A key event over the period was an inversion in the yield curve, which was caused by the combination of higher short-term interest rates and a sharp decline in the yield on the 30-year Treasury bond. Unfortunately, the yield curve inversion has meant that the performance of the non-Treasury sectors of the bond market -- which form the backbone of this fund's portfolio -- has lagged that of Treasuries. In addition, as expectations about future Fed rate increases have risen, the risks associated with corporate bonds have also increased, hurting their performance.

As part of our income strategy, we have focused a significant portion of assets on investment-grade corporate bonds and have increased the fund's holdings of higher-quality high-yield bonds. While these high-yield bonds underperformed over the recent period, we believe that over the long-term they will provide solid returns. They generate a higher level of income and we have acquired them at attractive valuations. In April, we also increased holdings of MBSs to capture some excellent values in anticipation of better performance later in the year. We are also employing a barbell strategy, with holdings concentrated in both short- and long-term bonds, to protect against any further dramatic changes in the yield curve.

As the economy begins to slow and increasing stock market volatility encourages investors to seek stability and capital preservation in the bond market, bond yields may begin to decline and prices appreciate.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Current income consistent with preservation of capital
------------------------------------------------------------------------
PORTFOLIO
Securities issued or backed by the full faith and credit of the U.S. government or its agencies or instrumentalities or backed by the credit of the government agency, plus corporate bonds rated B or above
---------------------------------------
NET ASSET VALUE
Class IA                         $11.91
Class IB                         $11.90
June 30, 2000
---------------------------------------
While U.S. government backing of individual securities does not insure your principal, which will fluctuate with market conditions, it does guarantee that the fund's government-backed holdings will make timely payments of interest and principal.

Putnam VT International Growth Fund

Worldwide economic growth continued to accelerate throughout the semiannual period. With rising growth came a renewed fear of inflation, and central banks responded by tightening interest rates, showing a determination to reign in growth with measured but substantive monetary policy actions. Equities enjoyed quite a run during the first quarter, only to falter in the second as growth stocks experienced a massive valuation correction. A diversified portfolio and some strategic repositioning of assets helped Putnam VT International Growth Fund to manage the volatility. For the six months ended June 30, 2000, the fund's class IA shares provided a total return of 0.58% at net asset value.

Once again, well-researched stock and sector selection propelled fund returns. As in the previous six months, sector strategies mattered more than country weightings due to a welcome lack of regional currency problems and the increasing integration of the global economy. As international markets showed increasing confidence in the potential of the New Economy during the period, growth stocks in the telecommunications, media, and technology sectors outperformed. The market also recognized fundamental improvements in more traditional industries like energy, pharmaceuticals, and financial services. With its diversified portfolio, the fund benefited from many of these factors.

The growth stock rally peaked in the first quarter of 2000. As sometimes happens, market enthusiasm had pushed stock prices a little beyond what company earnings justified. Fortunately, we had reduced positions in traditional fixed-line phone companies while maintaining exposure to wireless opportunities. In addition, we deployed more assets into energy companies benefiting from industry consolidation and rising oil and gas prices. We also added relatively undervalued financial services and pharmaceuticals companies which then outperformed. Finally, we benefited from an underweight position in Japanese equities; while several Japanese companies offer attractive profit potential, most have been affected by the country's sluggish economy and rising public debt.

In the coming months, we expect both growth companies and more cyclical companies to continue achieving solid profits. With its diversified portfolio, the fund is well-positioned to benefit.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
------------------------------------------------------------------------
PORTFOLIO
Common stocks of companies located outside of North America
---------------------------------------
NET ASSET VALUE
Class IA                         $19.69
Class IB                         $19.65
June 30, 2000
---------------------------------------
Foreign investments may be subject to certain risks, such as currency fluctuations, economic instability, and political developments.

Putnam VT International Growth and Income Fund

Putnam VT International Growth and Income Fund's performance reflects the challenges value investors faced in a largely growth-oriented environment. For most of the period, the world's markets favored technology, telecommunications, and Internet-related stocks. Exorbitant prices for such stocks precluded fund participation in the tech rally of 1999, however, our value approach protected shareholders from the losses sustained by many investors in the market correction of March, 2000. Following the correction, as market sentiment shifted to favor less risky securities, the fund's holdings rebounded significantly. For the six months ended June 30, 2000, the fund's class IA shares posted a total return of 5.78% at net asset value.

During this spring's market decline, stocks in the fund's portfolio behaved defensively, retaining more of their value than their growth-stock counterparts. The correction reminded investors of the risk of investing in stocks with high valuations and investors returned to established companies with compelling valuations and strong fundamentals: precisely those stocks that form the backbone of this portfolio. This in turn lifted the share price of many of the fund's holdings. At the same time, we took advantage of newly reduced prices on some high-quality growth stocks to add new holdings.

In moves reminiscent of those taken by U.S. companies over the past 15 years, European and Japanese companies are restructuring, shedding unprofitable divisions, and incorporating new technologies. Mergers and acquisitions continue unabated as well. Amidst all this change, the fund selected winners from many different sectors. Over the past six months, stocks in consumer electronics, telecommunications, financial services, media, and pharmaceuticals all contributed significantly to performance.

We are optimistic in our outlook for international value investing. Stronger companies engaging in beneficial consolidation trends should lead international markets to continuing strong, positive returns in the coming year. Additionally, many sectors should experience improving performance as a result of the rotation out of technology stocks. With heightened volatility likely to accompany these changes, the fund's conservative strategy should help it weather any adverse conditions.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation, with a secondary objective of income
------------------------------------------------------------------------
PORTFOLIO
Common stocks
---------------------------------------
NET ASSET VALUE
Class IA                         $13.86
Class IB                         $13.82
June 30, 2000
---------------------------------------
Foreign investments may be subject to certain risks, such as currency fluctuations, economic instability, and political developments.

Putnam VT International New Opportunities Fund

As investors focused attention on the potential for new technologies to transform business productivity, technology stocks became the market's darlings. They were top performers as 2000 began, only to falter in mid-March as inflation and interest-rate concerns provoked a sell-off. As an aggressive growth fund, Putnam VT International New Opportunities was inevitably affected by this volatility and the strong gains it had produced earlier in the period were offset by the impact of the correction. Thus, for the six months ended June 30, 2000, the fund's class IA shares posted a total return of -15.44% at net asset value.

Nevertheless, the fund's long-term strategy -- building a global portfolio of leading growth companies -- remains unchanged. We seek companies that are capitalizing on a variety of trends to achieve exceptionally high rates of earnings growth. These trends may be technological, structural -- such as the deepening integration of the European Union -- or even social trends that create business opportunities by changing consumer behavior.

Of course, we do not merely invest in trends. We perform rigorous analysis on companies to make sure they are managed effectively and in a way that produces strong profits for their shareholders. During the period, our stock selection led us to emphasize relatively large positions in developed markets. Many of the holdings are in the technology, media, and telecommunications sectors, where performance has been leading that of more traditional sectors lately. We also believe that many of these companies are well-positioned to capitalize on the trends mentioned above. In addition, we favor companies outside the tech/telecom/media sectors that are benefiting indirectly from these trends. A limited exposure to emerging markets included technology and telecom stocks as well as a number of cyclical stocks more sensitive to the global economic upswing.

Although stocks in the telecommunications, technology, and media sectors have experienced significant volatility over the period, we remain confident that our research leads us to companies with the most competitive long-term prospects. With global growth on the rise and the Federal Reserve Board endeavoring to restrain U.S. growth, international markets are poised to outperform the United States. These markets are also benefiting from deregulation and a rising number of stock offerings, which provide a fertile field for our stock selection.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Long-term capital appreciation
------------------------------------------------------------------------
PORTFOLIO
Common stocks of companies principally traded outside the United States
---------------------------------------
NET ASSET VALUE
Class IA                         $18.87
Class IB                         $18.83
June 30, 2000
---------------------------------------
Foreign investments may be subject to certain risks, such as currency fluctuations, economic instability, and political developments. This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.

Putnam VT Investors Fund

After the big surge in the market in December 1999, stocks struggled to find a footing in January. Some likely and understandable profit-taking and a growing concern about upcoming Federal Reserve Board decisions led to a fairly sharp sell-off in the first few days of the new year, which was followed by a surge in the bond market. For the remainder of the period, stocks alternated between rally and correction. A bias toward growth companies along with astute sector allocation and stock selection enabled Putnam VT Investors Fund to weather these storms reasonably well. For the six months ended June 30, 2000, the fund's class IA shares posted a total return of -2.77% at net asset value.

In the early months of the period, small- and mid-cap stocks generally outperformed the large-capitalization stocks that dominate this fund's portfolio. Market sentiment did shift briefly toward large-cap stocks in April, and the fund took full advantage of the rally. Throughout the semiannual period, the fund held its own thanks to its combination of superior stock and sector selection. These sectors include technology, biotechnology, media, and telecommunications, and within them we emphasized "new economy" stocks which are expected to do well even after economy slows down. We also paid close attention to risk management, and this helped moderate the fund's volatility relative to the market.

We expect further evidence of a slowing in the economy to emerge in the coming months. As long as that slowing is not so pronounced as to induce a recession, we believe that the outlook for the type of large-capitalization growth stocks we invest in will remain positive. The outlook for technology remains good, despite the recent corrections, as many companies in this sector continue to grow earnings and increase market share. The demand for semiconductors, cellular telephones, fiber optics, computer storage and the like continues to grow, driven by the growth of the Internet. In this fast-changing environment, we will continue to manage the fund with an eye toward conservative, long-term growth.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
------------------------------------------------------------------------
PORTFOLIO
Primarily high-quality common stocks
---------------------------------------
NET ASSET VALUE
Class IA                         $14.74
Class IB                         $14.70
June 30, 2000
---------------------------------------

Putnam VT Money Market Fund

The past six months represented a relatively positive period for money market investors. The transition from 1999 to 2000 brought little of the disruption anticipated by many analysts, and the money market remained fairly stable as the new year began. The economy has continued to grow, and employment data have stayed strong. Inflation remains largely at bay, providing solid underpinnings for the money market and attractive results for Putnam VT Money Market Fund. For the six months ended June 30, 2000, the fund's class IA shares posted a total return of 2.79% at net asset value.

Yields on money market securities have become attractive over the past six months, especially relative to yields on longer-term bonds. The Federal Reserve Board raised short-term interest rates three times in the past six months. Also during the period, the federal government initiated a buyback program for 30-year Treasury bonds. This program, coupled with the interest-rate hikes, caused an inverted yield curve. Thus, yields on short-term money market securities were higher than those of long-term Treasury bonds, which is exactly the reverse of the normal upward-sloping relationship between short- and long-term yields.

Demand and supply of money market securities have both grown over the period. New supply has not kept pace with demand, however, creating a favorable environment for investors in money market funds.

In this environment of higher interest rates, we have kept portfolio duration neutral or slightly shorter than the market average for two main reasons. First, this kept the fund flexible amid the volatility that swept the money market as investors reacted to waves of volatility in the stock market. Second, by keeping the portfolio's holdings barbelled (concentrated in long- and short-term maturities), we have maintained enough liquidity to handle shareholder redemptions and take advantage of higher rates as they become available in the money market. We also sought to boost income by increasing the fund's allocation to floating-rate money market securities.

Going forward, this money market fund remains an attractive option for investors seeking a combination of liquidity, superior quality, and relative stability.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Current income consistent with preservation of capital and maintenance of liquidity
------------------------------------------------------------------------
PORTFOLIO
Primarily high-quality money market instruments
---------------------------------------
NET ASSET VALUE
Class IA                          $1.00
Class IB                          $1.00
June 30, 2000
---------------------------------------
An investment in Putnam VT Money Market Fund, in which annuity subaccounts invest, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Putnam VT New Opportunities Fund

The first six months of 2000 brought a great deal of volatility to the entire U.S. stock market, as robust economic growth, rising interest rates, and inflationary concerns spooked investors. The market alternated between rally and correction throughout the period. As investors took profits on some of the growth stocks that had been such high flyers over the past two years, other buyers -- including this fund -- stepped in to take advantage of newly attractive growth stock prices. Putnam VT New Opportunities Fund rode out the waves of volatility fairly well, and the fund's class IA shares posted a total return of 6.47% at net asset value for the six months ending June 30, 2000.

As technology, communications and media stocks corrected in March and early April, fund performance suffered due to our large positions in these sectors. Unfortunately, the portfolio's large-capitalization stocks also underperformed during these months. The portfolio did enjoy outperformance by selected technology and media stocks, however, and we continue to believe firmly in these sectors' long-term performance potential. In fact, we took advantage of the market correction to bolster the portfolio with some attractively priced stocks with solid growth prospects.

Although the growth stocks that are this fund's focus may continue to experience some volatility over the short term, their fundamental characteristics remain solid and we remain convinced of their long-term performance potential.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
------------------------------------------------------------------------
PORTFOLIO
Common stocks of companies in market sectors with above-average long-term growth potential
---------------------------------------
NET ASSET VALUE
Class IA                         $43.06
Class IB                         $42.91
June 30, 2000
---------------------------------------
This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.

Putnam VT New Value Fund

Putnam VT New Value Fund navigated the choppy waters of stock market volatility fairly well over the past six months. During the initial months of the period, growth stocks continued to captivate investor attention while value stocks lagged. Then in mid-March, growth stocks experienced a huge correction and value stock performance began to improve. Astute stock and sector selection guided the fund to solid performance, and for the six months ended June 30, 2000, the fund's IA shares posted a total return of 3.00% at net asset value.

Stock market volatility, though unsettling for investors, can be beneficial for the fund. Over this period, the sell-off in growth stocks brought some of these companies within our reach, as their stock prices declined into the value range. In the heat of the downturn, growth fund managers discarded many excellent stocks, and we took advantage of their temporary price setbacks to scoop them up.

Our mandate to invest in undervalued stocks of large and midsize companies has kept the fund's technology position relatively small since valuations on these stocks have been extremely high for some time. While this may have dampened returns during the technology-stock heyday, it certainly shielded the fund from precipitous losses when tech stocks sold off. The portfolio is diversified across many industrial sectors and as market leadership broadened, the fund benefited. In particular, the fund enjoyed solid returns from its large positions in financial services and energy sectors that strengthened over the period.

It appears that the Federal Reserve Board's interest-rate increases have begun to slow the economy. Going forward, we have positioned the fund to perform well in an environment characterized by lower economic growth with no large increase in inflation.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Long-term capital appreciation
------------------------------------------------------------------------
PORTFOLIO
Undervalued common stocks
---------------------------------------
NET ASSET VALUE
Class IA                         $11.36
Class IB                         $11.35
June 30, 2000
---------------------------------------
This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.

Putnam VT OTC & Emerging Growth Fund

Stock market conditions over the past six months can be divided into two distinct parts. The first, which lasted until mid-March, saw growth stocks continuing 1999's stellar outperformance. The second, which lasted almost to the period's end, was a reversal of fortune as the market experienced a sharp valuation correction. With its portfolio of emerging growth stocks, Putnam VT OTC & Emerging Growth Fund was substantially affected by this volatility and the fund's performance reflects this challenging environment. For the six months ended June 30, 2000, the fund's class IA shares tallied a total return of -11.93% at net asset value.

The period began as a continuation of the growth stock rally of late 1999, with technology, media, and telecommunication stocks leading the way in a robust market environment. The fund held overweight positions in all these sectors, and so benefited from their outperformance. Business services stocks were another significant contributor to fund returns early in the period. An underweight position in financial services stocks also helped the fund, as rising interest rates hurt their performance. Unfortunately, the fund was also underweight in health care stocks, which outperformed in January and February.

From mid-March through May, growth stocks corrected sharply when investors began to question the huge valuations these stocks commanded. Fund performance suffered accordingly, although there were pockets of strength in the portfolio.

We remain confident in the fundamental characteristics of the portfolio's holdings. Even within the volatile technology and telecommunications sectors, corporate earnings growth is still robust and the outlook for long-term performance remains positive.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Above-average growth potential
------------------------------------------------------------------------
PORTFOLIO
Common stocks primarily of small to medium-sized emerging growth companies
---------------------------------------
NET ASSET VALUE
Class IA                         $19.89
Class IB                         $19.85
June 30, 2000
---------------------------------------
This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.

Putnam VT Research Fund

The past six months have been a time of changing directions for U.S. stocks, as ongoing economic strength, rising short-term interest rates, and renewed fears of inflation precipitated a great deal of market volatility. Technology, media, and telecommunications stocks, which had been top performers for many months, gave up their lead in mid-March and value stocks edged forward. Then growth stocks staged a comeback, another sell-off, and another rally toward the period's end. Through all the ups and downs, Putnam VT Research Fund remained focused on its intensive research and stock selection process. Market volatility did dampen performance somewhat, however, and for the six months ended June 30, 2000, the fund's class IA shares posted a total return of 4.60% at net asset value.

The so-called "new economy" industries were well represented in the fund's portfolio over the period, including stocks in the biotechnology and medical technology, telecommunications, media, and technology sectors. These stocks contributed strong returns at the start of the semiannual period, but as they experienced valuation corrections, performance declined. Nonetheless, we remain confident of their fundamental characteristics and believe that accelerating demand for these products and services positions the stocks well for positive long-term performance. We also took advantage of the downturn to add many additional stocks in these sectors at attractive valuations.

Fund holdings in some of the more traditional industrial sectors experienced gains as investor sentiment shifted away from the high-flying growth stocks. Despite rising interest rates that hurt some larger financial institutions, the fund's regional bank stocks fared well. The fund also enjoyed positive returns from its energy, pharmaceuticals, and communications holdings.

In the months ahead, we will continue to utilize our intensive research process to uncover the most attractive stock opportunities throughout the full spectrum of industrial sectors.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
------------------------------------------------------------------------
PORTFOLIO
Common stocks including growth and value stocks
---------------------------------------
NET ASSET VALUE
Class IA                         $15.26
Class IB                         $15.23
June 30, 2000
---------------------------------------

Putnam VT Small Cap Value Fund

Volatility took hold in the stock market over the past six months as continued economic strength, rising interest rates, and renewed inflationary concerns made investors jittery. In this environment, undervalued stocks of small and mid-size companies performed somewhat better than large-capitalization stocks. For the six months ended June 30, 2000, Putnam VT Small Cap Value Fund's class IA shares posted a total return of 6.98% at net asset value.

As the semiannual period began, technology, media, and telecommunications stocks continued to dominate market performance. This narrow band of "new economy" stocks enjoyed huge gains from late-1999 through mid-March 2000, when concerns about their high valuations led to a sell-off. The market seesawed back and forth between rally and correction for the remainder of the period. We took advantage of the low points to add attractively priced stocks in a variety of industries. Industrial manufacturing and regional bank stocks contributed strongly to fund performance over the period. Although larger, money center banks were hurt by rising short-term interest rates, the smaller, regional banks proved less sensitive. Many of these stocks had underperformed growth stocks in previous quarters. When investors sought more defensive stocks in the wake of the market sell-off, these stocks offered solid fundamental financial characteristics that proved most attractive.

Looking ahead, we remain confident in the basic strength of the portfolio and in the outlook for small-capitalization value stocks in general. The broadening of market leadership that began in the second quarter of 2000 bodes well for these stocks. In addition, stocks of small companies are still priced attractively relative to large companies and have a long way to appreciate to close the gap.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
------------------------------------------------------------------------
PORTFOLIO
Common stocks of small-capitalization companies with potential for above-average capital growth
---------------------------------------
NET ASSET VALUE
Class IA                         $11.03
Class IB                         $11.01
June 30, 2000
---------------------------------------
This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.

Putnam VT Technology Fund

Putnam VT Technology Fund was introduced a scant two weeks before the close of the fiscal year's end as the equity markets continued to experience volatility, thus there is little to discuss yet relative to its performance. With technology-related issues still among the most popular among investors, however, the new fund's future would seem promising.

It is difficult to identify a segment of the economy that has not been profoundly influenced by technology. From traditional manufacturers developing e-commerce strategies to emerging companies with revolutionary new products, technology is changing businesses and creating unprecedented opportunities for investors.

Technology represents nearly half of all business equipment spending by U.S. companies. Consumer spending on information technology as a percentage of disposable income has nearly tripled in the past 12 years. Today, nearly one third of the Standard & Poor's Index is made up of technology stocks, up from just 7% in 1990.

Technology today encompasses a broad range of industries and the fund has the flexibility to invest across this spectrum. Holdings in the fund's portfolio may include computer software, hardware, semiconductor, and networking companies; Internet service providers; data storage companies; and data security companies. Other targeted industries may include telecommunications, wireless, fiber optics, and biotechnology. Any company whose products or services are related to advanced technology may be considered for the fund's portfolio. Because of this broad reach, the fund may offer less volatility than technology funds that are concentrated in fewer industries.

The fund may invest in companies of all sizes and at different stages of growth, such as midsize companies with significant market share in new industries and global technology giants with years of experience and profitability. It may also invest in stocks of companies at their entrepreneurial stage and hold item in the portfolio until they grow into dominant worldwide corporations.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
------------------------------------------------------------------------
PORTFOLIO
Common stocks primarily of U.S. companies in the technology industries with a focus on growth stocks
---------------------------------------
NET ASSET VALUE
Class IA                         $10.75
Class IB                         $10.75
June 30, 2000
---------------------------------------
Investing in a single sector increases the possibility of greater price fluctuations and does not provide the diversification of a multisector investment. This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.

Putnam VT Utilities Growth and Income Fund

A fundamental shift in market dynamics took place at the mid-point of the semiannual period. Stocks of old-economy companies with solid earnings histories sprang back into vogue, and utilities stocks followed suit. This shift may well represent some light at the end of the tunnel, for the fund's performance for the period has been disappointing. For the six months ended June 30, 2000, Putnam Utilities Growth and Income Fund's class IA shares posted a total return of 2.37% at unit value.

Through February, the market continued to favor a narrow bank of dot-coms and other high-tech stocks. Meanwhile, stocks of many established utilities went almost unnoticed by Wall Street, including many that are positioned for a key role as service providers and innovators. But in March and April what has been called a virtual crash led to an abrupt swing toward more traditional equities. Utilities stocks began to move counter to the high-tech sector. While the future is not assured, we remain confident that investor interest will continue to broaden and believe utilities stocks will benefit as a result.

One result of the lack of investor interest in utilities has been an increase in the number of companies spinning off high-growth units whose strength had been largely ignored when they were part of the parent company. Many of these compa-nies have been among the underlying fund's largest holdings for some time, providing a combination of steady growth and current income. We have also taken part in some of the more attractive wireless offerings.

One of our primary strategies is to identify hidden values within utilities companies -- businesses or assets that do not seem to be adequately reflected in the stock's prices. The current period provided ample opportunity throughout the utilities sector. If the groundswell of interest in undervalued stocks and the demand for high-quality, established companies continues through the balance of the year, as we believe it will, this fund's shareholders should continue to benefit.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital growth and current income
------------------------------------------------------------------------
PORTFOLIO
Common stocks and bonds issued by public utility companies
---------------------------------------
NET ASSET VALUE
Class IA                         $15.78
Class IB                         $15.76
June 30, 2000
---------------------------------------
Investing in a single sector increases the possibility of greater price fluctuations and does not provide the diversification of a multisector investment.

Putnam VT Vista Fund

The past six months have been a period of extreme volatility in the stock market. Rising interest rates, inflationary concerns, and uncertainty about the pace of economic growth have all contributed to the volatility. Astute stock selection and rigorous risk management enabled Putnam VT Vista Fund to weather the challenging environment. For the six months ended June 30, 2000, the fund's class IA shares provided a total return of 16.25% at net asset value.

During the first quarter of 2000, small and mid-cap growth stocks outperformed their large-cap counterparts. With its portfolio of mid-cap stocks, the fund benefited from this trend. We kept the portfolio diversified across all the industry groups in its benchmark, the Russell Mid-Cap Growth Index. When the market became volatile, we took advantage of the volatility by watching stock prices closely, aggressively trimming high-priced stocks and identifying potential portfolio additions early on and waiting for the right price to buy them.

In terms of sectors, technology remains the portfolio's largest position, although the fund's tech weighting is still lower than that of its benchmark index. The second largest weighting is in health care. Consumer staples, mainly restaurants, broadcasting, and cosmetics, and consumer cyclicals including retail and advertising make up the next largest concentration of assets. We have a solid position in the energy sector, which enjoyed rising oil and gas prices and was one of the period's best-performing sectors.

Overall, we remain confident of the fundamental characteristics of these portfolio holdings and of their long-term performance potential. Market volatility will almost certainly continue over the short-term, however, and we will continue to utilize the risk management techniques that have served the fund well thus far.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
------------------------------------------------------------------------
PORTFOLIO
Common stocks with potential for above-average capital growth
---------------------------------------
NET ASSET VALUE
Class IA                         $23.79
Class IB                         $23.75
June 30, 2000
---------------------------------------
The fund invests all or a portion of its assets in small to medium-size companies. Such investments increase the risk of greater price fluctuations.

Putnam VT Voyager Fund

Growth stocks faced a volatile environment over the past six months, as rally gave way to correction, then back to rally, and so on. Throughout this volatility, Putnam VT Voyager Fund stayed its course as strong stock selection and diversification across small-, mid-, and large-cap stocks helped the fund achieve respectable performance. For the six months ended June 30, 2000, the fund's class IA shares provided a total return of 1.37% at net asset value.

Overall, we continue to focus on companies of all sizes that we believe are benefiting from the changes brought on by new technologies, such as the growth of the Internet and telecommunications. These so-called "new economy" companies are largely concentrated in technology, and for this reason, technology remains the largest weighting in the portfolio. Within this sector, our holdings in the semiconductor, biotechnology, and communications industries were particularly strong until the Federal Reserve Board raised short-term interest rates for the fifth time in less than eight months. This resulted in a decline for the technology sector as the market took profits in a group that had been very successful in the last two years.

We have taken advantage of the volatile environment to add positions some of the companies we believe have a viable long term future. As the market digests all the macroeconomic concerns about the Fed raising rates, we expect volatility to continue. Nonetheless, we have a very constructive outlook for growth stocks, particularly within the technology sector. The earnings potential and fundamental outlook for many of these companies remain very strong.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
------------------------------------------------------------------------
PORTFOLIO
Stocks of "emerging growth" companies with significant growth potential and established companies with positive growth prospects
---------------------------------------
NET ASSET VALUE
Class IA                         $59.21
Class IB                         $59.04
June 30, 2000
---------------------------------------
This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.

Fund manager changes

David L. King has been appointed to the management team of Putnam VT George Putnam Fund of Boston. He is also portfolio manager of Putnam VT New Value Fund. Mr. King is a managing director and senior portfolio manager in the Large Cap Value Equity Group. He joined Putnam in 1983 as a securities analyst; from 1990 to 1992, he managed closed-end and open-end convertible securities portfolios. Before joining Putnam he was with Citibank, N.A. and Manufacturers Hanover Trust. He has 18 years of investment experience.

Jeanne L. Mockard has been appointed to the management team of Putnam VT George Putnam Fund of Boston. She is also a member of the management team of Putnam VT Utilities Growth and Income Fund. Ms. Mockard is a senior vice president and senior portfolio manager in Global Large Cap Value Equity Group. Previously, she was an analyst in the Global Equity Research Group, where she covered the electric utilities, retail, textile, apparel, shoes, and telecommunications industries. She has 15 years of investment experience.

Stephen P. Dexter has been appointed to the management team of Putnam VT Global Growth Fund. He is also a member of the management team of Putnam VT International New Opportunities Fund. Mr. Dexter is a senior vice president and senior portfolio manager in the International Growth Equities group. Before joining Putnam in 1999, he was with Scudder Kemper Investments, Kemper Financial Services, and Sears Investment Management. He has 16 years of experience.

Christopher G. Miller has been appointed to the management team of Putnam VT Growth and Income Fund. He is also a member of the management team of Putnam VT New Opportunities Fund. Mr. Miller is senior vice president and portfolio manager in the Quantitative Equity Group. He is responsible for researching optimal portfolio structure and modeling asset returns. Before joining Putnam he was with Analytic TSA Global Asset Management. He is a Chartered Financial Analyst, holds Series 2 and 3 licenses with the NASD, and has 7 years of investment experience.

Colin Moore has been appointed to the management team of Putnam VT International Growth and Income Fund. He is a managing director and the chief investment officer of Putnam Global Value Equities Group. In addition, he is a member of Putnam's Executive and Management Committees. Prior to joining Putnam in 2000, he was chief investment officer of Rockefeller & Co. He has 18 years of investment experience.

Peter Hadden has been appointed to the management team of Putnam VT International New Opportunities Fund. Mr. Hadden is a senior vice president and portfolio manager in the International Growth Equities Group. Previously, he was senior analyst in the Specialty Growth Equities group focusing on the Internet and technology companies. Prior to joining Putnam in 1992, he was with Travelers Insurance, Bank of New England, and FDIC Bank. He has 13 years of investment experience.

Paul E. Marrkand has been appointed to the management team of Putnam VT Voyager Fund. He is also a member of the management team of Putnam VT Technology Fund. Mr. Marrkand is a senior vice president and portfolio manager in the Global Core Equity Group. Prior to joining Putnam in 1987, he was with McGraw-Hill/DRI and State Street Boston Corp. He has 7 years of investment experience.

Kevin M. Divney has been appointed to the management team of Putnam VT Voyager Fund. Mr. Divney is a senior vice president and the equity risk manager. He is responsible for providing chief investment officers, senior investment management, and portfolio managers with robust analytical tools to monitor risks at the security, portfolio and firm levels. Before joining Putnam, he was with Franklin Portfolio Associates and State Street Bank. He has 10 years of investment experience.

James C. Wiess has been appointed to the management team of Putnam VT Voyager Fund. Mr. Wiess is a senior vice president and director of U.S. Diversified Core Equity in the Global Core Equity Group. He heads the team responsible for managing U.S. Diversified Equity institutional and retail portfolios. Prior to joining Putnam in 2000, he was with J.P. Morgan Investment Management, Oppenheimer & Company, Inc., and Data Resources. He has 16 years of investment experience.




Putnam VT American Government Fund
The fund's portfolio
June 30, 2000 (Unaudited)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (73.6%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
 ........................................................................................................................
U.S. Government Agency Mortgage Obligations (36.0%)
 ........................................................................................................................
                      Federal National Mortgage Association
 ........................................................................................................................
           $250,000     6 5/8s, September 15, 2009                                                              $241,523
 ........................................................................................................................
            250,000     6 1/2s, August 15, 2004                                                                  245,195
 ........................................................................................................................
                      Government National Mortgage
                      Association Pass-Through Certificates
 ........................................................................................................................
             74,993     8s, with due dates from July 15, 2026
                        to December 15, 2027                                                                      75,842
 ........................................................................................................................
          1,249,876     7 1/2s, with due dates from
                        September 15, 2029 to June 15, 2030                                                    1,241,327
 ........................................................................................................................
            449,483     7s, with due dates from January 15, 2030
                        to February 15, 2030                                                                     436,996
 ........................................................................................................................
            108,301     6 1/2s, February 15, 2029                                                                102,803
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,343,686
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations (37.6%)
 ........................................................................................................................
                      U.S. Treasury Bonds
 ........................................................................................................................
            300,000     6 1/4s, May 15, 2030                                                                     314,766
 ........................................................................................................................
            625,000     6 1/8s, November 15, 2027                                                                623,631
 ........................................................................................................................
                      U.S. Treasury Notes
 ........................................................................................................................
            375,000     6 3/4s, May 15, 2005                                                                     383,730
 ........................................................................................................................
            290,000     6 1/2s, February 15, 2010                                                                299,924
 ........................................................................................................................
            425,000     6 3/8s, January 31, 2002                                                                 424,337
 ........................................................................................................................
            200,000     6s, August 15, 2009                                                                      198,406
 ........................................................................................................................
            200,000     5 7/8s, November 15, 2004                                                                197,093
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,441,887
------------------------------------------------------------------------------------------------------------------------
                      Total U.S. Government and
                      Agency Obligations
                      (cost $4,707,947)                                                                       $4,785,573
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (24.8%) (a) (cost $1,615,115)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
 ........................................................................................................................
         $1,616,000   Federal Home Loan Mortgage Corp.,
                      effective yield of 6.57%, July 3, 2000                                                  $1,615,115
------------------------------------------------------------------------------------------------------------------------
                      Total Investments
                      (cost $6,323,062) (b)                                                                   $6,400,688
------------------------------------------------------------------------------------------------------------------------
See page 133 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





Putnam VT Asia Pacific Growth Fund
The fund's portfolio
June 30, 2000 (Unaudited)

COMMON STOCKS (97.8%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
 ........................................................................................................................
Australia (9.6%)
 ........................................................................................................................
            174,900   Austar United Communications (NON)                                                        $592,380
 ........................................................................................................................
            213,400   Australia and New Zealand Banking
                      Group, Ltd.                                                                              1,640,466
 ........................................................................................................................
            225,448   Broken Hill Proprietary Co., Ltd.                                                        2,672,029
 ........................................................................................................................
            318,600   Cable & Wireless Optus, Ltd. (NON)                                                         952,135
 ........................................................................................................................
            155,100   Cable & Wireless Optus, Ltd. 144A (NON)                                                    463,516
 ........................................................................................................................
            148,100   Commonwealth Bank of Australia                                                           2,460,943
 ........................................................................................................................
            106,456   News Corp., Ltd. ADR                                                                     4,304,502
 ........................................................................................................................
            132,068   Publishing & Broadcasting, Ltd.                                                          1,018,414
 ........................................................................................................................
            418,800   Westpac Banking Corp., Ltd.                                                              3,028,429
 ........................................................................................................................
             75,500   Woodside Petroleum, Ltd.                                                                   588,998
------------------------------------------------------------------------------------------------------------------------
                                                                                                              17,721,812
------------------------------------------------------------------------------------------------------------------------
Hong Kong (15.0%)
 ........................................................................................................................
            732,400   Cable & Wireless HKT, Ltd.                                                               1,611,415
 ........................................................................................................................
            247,000   Cheung Kong Holdings                                                                     2,733,072
 ........................................................................................................................
            537,500   China Telecom, Ltd. (NON)                                                                4,740,741
 ........................................................................................................................
            602,000   China Unicom, Ltd. (NON)                                                                 1,278,173
 ........................................................................................................................
            235,000   CLP Holdings, Ltd.                                                                       1,094,383
 ........................................................................................................................
            681,000   Hong Kong and China Gas Co., Ltd.                                                          764,452
 ........................................................................................................................
            399,600   Hutchison Whampoa, Ltd.                                                                  5,023,965
 ........................................................................................................................
            430,500   Johnson Electric Holdings, Ltd.                                                          4,073,148
 ........................................................................................................................
            490,000   Legend Holdings, Ltd.                                                                      474,611
 ........................................................................................................................
            712,000   Li & Fung, Ltd.                                                                          3,562,375
 ........................................................................................................................
            115,000   Sun Hung Kai Properties, Ltd.                                                              826,192
 ........................................................................................................................
            226,000   Swire Pacific, Ltd.                                                                      1,322,112
------------------------------------------------------------------------------------------------------------------------
                                                                                                              27,504,639
------------------------------------------------------------------------------------------------------------------------
India (--%)
 ........................................................................................................................
             14,300   SSI, Ltd 144A GDR (NON)                                                                     89,375
------------------------------------------------------------------------------------------------------------------------
Japan (50.3%)
 ........................................................................................................................
              4,100   Advantest Corp.                                                                            916,667
 ........................................................................................................................
                 70   Ariake Japan Co., Ltd.                                                                       4,421
 ........................................................................................................................
                500   Asahi Bank, Ltd. (The)                                                                       2,108
 ........................................................................................................................
             70,000   Asahi Glass Co., Ltd.                                                                      784,175
 ........................................................................................................................
             75,000   Denso Corp.                                                                              1,829,268
 ........................................................................................................................
             68,000   Eisai Co., Ltd.                                                                          2,185,668
 ........................................................................................................................
              1,560   Fancl Corp.                                                                                148,803
 ........................................................................................................................
            119,000   Fuji Bank (The), Ltd.                                                                      906,731
 ........................................................................................................................
             32,800   Fuji Machine Manufacturing Co., Ltd.                                                     1,727,132
 ........................................................................................................................
             44,300   Fujisawa Pharmaceutical Co.                                                              1,796,625
 ........................................................................................................................
            167,000   Fujitsu, Ltd.                                                                            5,794,006
 ........................................................................................................................
             27,000   Furukawa Electric Co., Ltd.                                                                565,372
 ........................................................................................................................
             21,000   Hitachi Information Systems, Ltd.                                                          815,939
 ........................................................................................................................
            126,000   Industrial Bank of Japan (The), Ltd.                                                       957,686
 ........................................................................................................................
             37,000   INES Corp.                                                                                 620,514
 ........................................................................................................................
              5,600   Kadokawa Shoten Publishing Co., Ltd.                                                       566,459
 ........................................................................................................................
                 87   KDD Corp.                                                                                    8,800
 ........................................................................................................................
              5,400   Keyence Corp.                                                                            1,786,727
 ........................................................................................................................
             76,000   Kirin Brewery Co., Ltd.                                                                    951,976
 ........................................................................................................................
             18,200   Kojima Co., Ltd.                                                                           584,988
 ........................................................................................................................
             19,100   Kyocera Corp.                                                                            3,248,336
 ........................................................................................................................
              3,000   MACNICA, Inc.                                                                              465,116
 ........................................................................................................................
            119,000   Mitsubishi Chemical Corporation                                                            489,365
 ........................................................................................................................
             89,000   Mitsubishi Trust and Banking
                      Corporation (The)                                                                          692,447
 ........................................................................................................................
                500   Mitsumi Electric Co., Ltd.                                                                  18,434
 ........................................................................................................................
             27,000   Murata Manufacturing Co., Ltd.                                                           3,884,855
 ........................................................................................................................
            238,000   NEC Corp.                                                                                7,492,343
 ........................................................................................................................
            678,000   Nikko Securities Co., Ltd.                                                               6,730,006
 ........................................................................................................................
             12,300   Nintendo Co., Ltd.                                                                       2,153,488
 ........................................................................................................................
                489   Nippon Telegraph and Telephone Corp.                                                     6,518,151
 ........................................................................................................................
              5,500   Nippon Television Network Corp.                                                          3,587,635
 ........................................................................................................................
             78,000   Nomura Securities Co., Ltd.                                                              1,913,500
 ........................................................................................................................
                 92   NTT DoCoMo                                                                               2,496,124
 ........................................................................................................................
              9,800   Rohm Co., Ltd.                                                                           2,871,998
 ........................................................................................................................
             17,100   Sanix, Inc. 144A                                                                           905,275
 ........................................................................................................................
              8,300   Seven-Eleven Japan Co., Ltd.                                                               695,982
 ........................................................................................................................
             47,200   Sharp Corp.                                                                                836,642
 ........................................................................................................................
             84,000   Shiseido Co., Ltd.                                                                       1,302,326
 ........................................................................................................................
             27,500   Sony Corp.                                                                               2,573,738
 ........................................................................................................................
            146,046   Sumitomo Corp.                                                                           1,647,125
 ........................................................................................................................
             60,000   Sumitomo Electric Industries, Ltd.                                                       1,031,197
 ........................................................................................................................
             20,000   Taisho Pharmaceutical Co., Ltd.                                                            718,472
 ........................................................................................................................
             63,000   Takeda Chemical Industries                                                               4,145,207
 ........................................................................................................................
            218,000   Teijin, Ltd.                                                                             1,065,476
 ........................................................................................................................
             22,700   THK Co., Ltd.                                                                            1,150,236
 ........................................................................................................................
             14,000   Tokyo Electron, Ltd.                                                                     1,921,724
 ........................................................................................................................
             96,900   Toyota Motor Corp.                                                                       4,424,532
 ........................................................................................................................
              5,500   Trend Micro, Inc. (NON)                                                                    909,907
 ........................................................................................................................
                  4   Yahoo Japan Corp. (NON)                                                                  1,590,093
 ........................................................................................................................
             20,000   Yamada Denki Co., Ltd.                                                                   1,798,071
------------------------------------------------------------------------------------------------------------------------
                                                                                                              92,231,866
------------------------------------------------------------------------------------------------------------------------
Malaysia (1.2%)
 ........................................................................................................................
            655,000   Public Bank Berhad                                                                         603,289
 ........................................................................................................................
            177,000   Resorts World Berhad                                                                       484,421
 ........................................................................................................................
            160,000   Tanjong Public, Ltd.                                                                       383,158
 ........................................................................................................................
            200,000   Telekom Malaysia Berhad                                                                    689,474
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,160,342
------------------------------------------------------------------------------------------------------------------------
Singapore (4.4%)
 ........................................................................................................................
            118,500   Chartered Semiconductor Manufacturing (NON)                                              1,035,204
 ........................................................................................................................
             78,000   DBS Group Holdings, Ltd.                                                                 1,001,793
 ........................................................................................................................
            209,750   Overseas-Chinese Banking Corp.                                                           1,444,041
 ........................................................................................................................
             71,000   Singapore Airlines, Ltd.                                                                   702,401
 ........................................................................................................................
             63,000   Singapore Press Holdings, Ltd.                                                             984,090
 ........................................................................................................................
             45,800   St. Assembly Test Services, Ltd. (NON)                                                     117,647
 ........................................................................................................................
              8,400   St. Assembly Test Services, Ltd. (NON)                                                     216,300
 ........................................................................................................................
            250,500   Venture Manufacturing, Ltd.                                                              2,550,651
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,052,127
------------------------------------------------------------------------------------------------------------------------
South Korea (10.0%)
 ........................................................................................................................
              5,870   Cheil Communications, Inc.                                                                 766,064
 ........................................................................................................................
             71,100   Hyundai Electronics Industries Co., Ltd.                                                 1,402,996
 ........................................................................................................................
             68,800   Korea Electric Power Corp.                                                               2,135,151
 ........................................................................................................................
             28,400   Korea Telecom Corp. ADR                                                                  1,373,850
 ........................................................................................................................
              8,210   Pohang Iron & Steel Company, Ltd.                                                          707,073
 ........................................................................................................................
             22,300   Pohang Iron & Steel Company, Ltd. ADR                                                      535,200
 ........................................................................................................................
             33,600   Samsung Electro Mechanics Co., Ltd. (NON)                                                2,106,593
 ........................................................................................................................
             20,113   Samsung Electronics Co.                                                                  6,656,828
 ........................................................................................................................
             96,700   Shinhan Bank                                                                               910,709
 ........................................................................................................................
             46,900   SK Telecom Co., Ltd. ADR                                                                 1,703,056
------------------------------------------------------------------------------------------------------------------------
                                                                                                              18,297,520
------------------------------------------------------------------------------------------------------------------------
Taiwan (5.9%)
 ........................................................................................................................
             31,200   ASE Test, Ltd. (NON)                                                                       918,450
 ........................................................................................................................
            303,600   Hon Hai Precision Industry                                                               2,744,741
 ........................................................................................................................
            210,740   President Chain Store Corp.                                                                788,133
 ........................................................................................................................
            383,000   Siliconware Precision Industries Co.                                                       859,415
 ........................................................................................................................
            763,916   Taiwan Semiconductor
                      Manufacturing Co.                                                                        3,627,048
 ........................................................................................................................
             27,972   Winbond Electronics Corp. GDR 144A (NON)                                                   811,188
 ........................................................................................................................
             39,960   Winbond Electronics Corp. GDR (NON)                                                      1,158,840
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,907,815
------------------------------------------------------------------------------------------------------------------------
Thailand (0.5%)
 ........................................................................................................................
             33,600   Advanced Info Service Public Co., Ltd.(NON)                                                418,179
 ........................................................................................................................
            390,000   TelecomAsia Corporation
                      Public Co., Ltd. (NON)                                                                     432,670
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 850,849
------------------------------------------------------------------------------------------------------------------------
United Kingdom (0.9%)
 ........................................................................................................................
            140,400   HSBC Holdings PLC                                                                        1,603,069
------------------------------------------------------------------------------------------------------------------------
                      Total Common Stocks
                      (cost $164,330,209)                                                                   $179,419,414
------------------------------------------------------------------------------------------------------------------------
UNITS (0.3%) (a) (NON) (cost $534,525)
------------------------------------------------------------------------------------------------------------------------
Number of Units                                                                                                    Value
 ........................................................................................................................
                800   Nippon Television Structured Call
                      Warrants expiration 8/4/00 (issued by
                      Lehman Brothers Finance S.A.) (Japan)                                                     $520,904
------------------------------------------------------------------------------------------------------------------------
                      Total Investments
                      (cost $164,864,734) (b)                                                               $179,940,318
------------------------------------------------------------------------------------------------------------------------
The fund had the following industry group concentrations greater than
10% at June 30, 2000 (as a percentage of market value):

Technology                      32.4%
Financial                       15.3
Consumer Cyclicals              12.8
Communication Services          12.6
------------------------------------------------------------------------------------------------------------------------
See page 133 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





Putnam VT Diversified Income Fund
The fund's portfolio
June 30, 2000 (Unaudited)

CORPORATE BONDS AND NOTES (44.1%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
 ........................................................................................................................
Advertising and Marketing Services (0.5%)
 ........................................................................................................................
           $500,000   Adams Outdoor Advertising sr. notes
                      10 3/4s, 2006                                                                             $513,750
 ........................................................................................................................
            587,750   Interact Operating Co. notes 14s, 2003                                                     176,325
 ........................................................................................................................
          1,200,000   Lamar Media Corp. sr. sub. notes
                      9 1/4s, 2007                                                                             1,176,000
 ........................................................................................................................
          1,035,000   Lamar Media Corp. company guaranty
                      8 5/8s, 2007                                                                               988,425
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,854,500
------------------------------------------------------------------------------------------------------------------------
Aerospace and Defense (0.5%)
 ........................................................................................................................
            500,000   Argo-Tech Corp. company guaranty
                      8 5/8s, 2007                                                                               350,000
 ........................................................................................................................
            550,000   Argo-Tech Corp. company guaranty
                      Ser. D, 8 5/8s, 2007                                                                       390,500
 ........................................................................................................................
            145,000   BE Aerospace, Inc. sr. sub. notes
                      9 1/2s, 2008                                                                               133,400
 ........................................................................................................................
            900,000   BE Aerospace, Inc. sr. sub. notes
                      Ser. B, 8s, 2008                                                                           760,500
 ........................................................................................................................
            380,000   Decrane Aircraft Holdings company
                      guaranty Ser. B, 12s, 2008                                                                 338,200
 ........................................................................................................................
            250,000   L-3 Communications Corp. sr. sub. notes
                      Ser. B, 10 3/8s, 2007                                                                      253,750
 ........................................................................................................................
            320,000   L-3 Communications Corp. sr. sub. notes
                      8 1/2s, 2008                                                                               294,400
 ........................................................................................................................
            400,000   L-3 Communications Corp. company
                      guaranty Ser. B, 8s, 2008                                                                  356,000
 ........................................................................................................................
            500,000   Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                                497,500
 ........................................................................................................................
             80,000   Sequa Corp. sr. notes 9s, 2009                                                              76,800
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,451,050
------------------------------------------------------------------------------------------------------------------------
Agriculture (0.1%)
 ........................................................................................................................
            374,855   Premium Standard Farms, Inc.
                      sr. sec. notes 11s, 2003 (PIK)                                                             341,118
------------------------------------------------------------------------------------------------------------------------
Airlines (0.5%)
 ........................................................................................................................
            857,955   Airbus Industries 144A notes
                      12.266s, 2020                                                                              890,643
 ........................................................................................................................
            390,000   Calair LLC 144A company guaranty
                      8 1/8s, 2008                                                                               335,400
 ........................................................................................................................
            160,000   Continental Airlines, Inc. notes 8s, 2005                                                  148,026
 ........................................................................................................................
            320,000   Northwest Airlines, Inc. company
                      guaranty 7 5/8s, 2005                                                                      291,651
 ........................................................................................................................
          1,770,000   US Air, Inc. pass-through certificates
                      Ser. 93-A2, 9 5/8s, 2003                                                                 1,668,278
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,333,998
------------------------------------------------------------------------------------------------------------------------
Automotive (1.0%)
 ........................................................................................................................
            240,000   Aftermarket Technology Corp.
                      sr. sub. notes 12s, 2004                                                                   240,000
 ........................................................................................................................
            770,000   Dura Operating Corp. company guaranty
                      Ser. B, 9s, 2009                                                                           679,525
 ........................................................................................................................
            210,000   Exide Corp. sr. notes 10s, 2005                                                            185,850
 ........................................................................................................................
          1,670,000   Federal Mogul Corp. notes 7 3/4s, 2006                                                   1,227,450
 ........................................................................................................................
            460,000   Federal Mogul Corp. notes 7 3/8s, 2006                                                     338,100
 ........................................................................................................................
            910,000   Hayes Lemmerz International, Inc.
                      company guaranty Ser. B, 8 1/4s, 2008                                                      764,400
 ........................................................................................................................
            755,000   Lear Corp. sub. notes 9 1/2s, 2006                                                         737,416
 ........................................................................................................................
          1,200,000   Navistar International Corp. sr. notes
                      Ser. B, 8s, 2008                                                                         1,104,000
 ........................................................................................................................
            568,000   Oxford Automotive, Inc. company
                      guaranty Ser. D, 10 1/8s, 2007                                                             522,560
 ........................................................................................................................
            430,000   Tenneco, Inc. company guaranty
                      Ser. B, 11 5/8s, 2009                                                                      381,625
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,180,926
------------------------------------------------------------------------------------------------------------------------
Banking (1.1%)
 ........................................................................................................................
            150,000   Bank United Corp. sub. notes 8 7/8s, 2007                                                  139,874
 ........................................................................................................................
            300,000   Chevy Chase Savings Bank, Inc. sub. deb.
                      9 1/4s, 2008                                                                               268,500
 ........................................................................................................................
            465,000   Chevy Chase Savings Bank, Inc. sub. deb.
                      9 1/4s, 2005                                                                               437,100
 ........................................................................................................................
            525,000   Colonial Capital II 144A company
                      guaranty 8.92s, 2027                                                                       481,212
 ........................................................................................................................
            260,000   CSBI Capital Trust I 144A company
                      guaranty 11 3/4s, 2027                                                                     278,200
 ........................................................................................................................
             65,000   Dime Capital Trust I bank guaranty
                      Ser. A, 9.33s, 2027                                                                         59,357
 ........................................................................................................................
          1,500,000   GS Escrow Corp. sr. notes 7 1/8s, 2005                                                   1,358,385
 ........................................................................................................................
          1,365,000   Hanvit Bank 144A sub. notes 11 3/4s,
                      2010 (Korea)                                                                             1,320,638
 ........................................................................................................................
            570,000   Local Financial Corp. sr. notes 11s, 2004                                                  568,575
 ........................................................................................................................
            100,000   North Fork Capital Trust I company
                      guaranty 8.7s, 2026                                                                         95,423
 ........................................................................................................................
            120,000   Peoples Heritage Capital Trust
                      company guaranty Ser. B, 9.06s, 2027                                                       116,968
 ........................................................................................................................
            365,000   Provident Capital Trust company
                      guaranty 8.6s, 2026                                                                        350,068
 ........................................................................................................................
            160,000   Riggs Capital Trust 144A bonds
                      8 5/8s, 2026                                                                               127,083
 ........................................................................................................................
            750,000   Sovereign Bancorp, Inc. sr. notes
                      10 1/2s, 2006                                                                              750,000
 ........................................................................................................................
            245,000   Sovereign Capital Trust company
                      guaranty 9s, 2027                                                                          171,574
 ........................................................................................................................
            540,000   Superior Financial 144A sr. notes
                      8.65s, 2003                                                                                515,797
 ........................................................................................................................
            220,000   Webster Capital Trust I 144A bonds
                      9.36s, 2027                                                                                173,261
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,212,015
------------------------------------------------------------------------------------------------------------------------
Beverage (0.2%)
 ........................................................................................................................
          1,230,000   Triarc Consumer Products, Inc.
                      company guaranty 10 1/4s, 2009                                                           1,186,950
------------------------------------------------------------------------------------------------------------------------
Broadcasting (3.3%)
 ........................................................................................................................
          1,170,000   Acme Television sr. disc. notes
                      stepped-coupon zero % (10 7/8s,
                      9/30/00), 2004 (STP)                                                                     1,117,350
 ........................................................................................................................
          1,030,000   Allbritton Communications Co. sr.
                      sub. notes Ser. B, 8 7/8s, 2008                                                            942,450
 ........................................................................................................................
            317,900   AMFM Operating, Inc. deb. 12 5/8s,
                      2006 (PIK)                                                                                 365,585
 ........................................................................................................................
             10,795   Australis Media, Ltd. sr. disc. notes
                      15 3/4s, 2003 (In default)
                      (Australia) (NON) (PIK)                                                                          1
 ........................................................................................................................
          2,250,000   Benedek Communications Corp.
                      sr. disc. notes stepped-coupon zero %
                      (13 1/4s, 5/15/01), 2006 (STP)                                                           1,755,000
 ........................................................................................................................
          1,250,000   Capstar Broadcasting sr. disc. notes
                      stepped-coupon zero % (12 3/4s,
                      2/1/02), 2009 (STP)                                                                      1,146,875
 ........................................................................................................................
            310,400   Capstar Broadcasting sub. deb.
                      12s, 2009 (PIK)                                                                            360,064
 ........................................................................................................................
            980,000   Capstar Broadcasting sr. sub. notes
                      9 1/4s, 2007                                                                               977,550
 ........................................................................................................................
            190,000   Central European Media Enterprises,
                      Ltd. sr. notes 9 3/8s, 2004 (Bermuda)                                                       68,400
 ........................................................................................................................
          1,400,000   Chancellor Media Corp. company
                      guaranty 8s, 2008                                                                        1,405,250
 ........................................................................................................................
            208,290   Citadel Broadcasting, Inc. sr. sub. notes
                      10 1/4s, 2007                                                                              211,414
 ........................................................................................................................
            460,000   Citadel Broadcasting, Inc. company
                      guaranty 9 1/4s, 2008                                                                      448,500
 ........................................................................................................................
          1,996,000   Diva Systems Corp. sr. disc. notes,
                      stepped-coupon Ser. B, zero %
                      (12 5/8s, 3/1/03), 2008 (STP)                                                            1,057,880
 ........................................................................................................................
          2,040,000   Echostar DBS Corp. sr. notes 9 3/8s, 2009                                                1,968,600
 ........................................................................................................................
            240,000   Fox Family Worldwide, Inc. sr. disc.
                      notes stepped-coupon zero %
                      (10 1/4s, 11/1/02), 2007 (STP)                                                             151,200
 ........................................................................................................................
            704,000   Fox Family Worldwide, Inc. sr. notes
                      9 1/4s, 2007                                                                               630,080
 ........................................................................................................................
            225,000   Golden Sky DBS, Inc. sr. disc. notes,
                      stepped-coupon Ser. B, zero %
                      (13 1/2s, 3/1/04), 2007 (STP)                                                              151,313
 ........................................................................................................................
            600,000   Golden Sky Systems company guaranty
                      Ser. B, 12 3/8s, 2006                                                                      654,000
 ........................................................................................................................
            500,000   Granite Broadcasting Corp. sr. sub. notes
                      9 3/8s, 2005                                                                               447,500
 ........................................................................................................................
            825,000   Knology Holdings, Inc. sr. disc.
                      notes stepped-coupon zero %
                      (11 7/8s, 10/15/02), 2007 (STP)                                                            437,250
 ........................................................................................................................
            450,000   Lin Holdings Corp. sr. disc. notes
                      stepped-coupon zero %
                      (10s, 3/1/03), 2008 (STP)                                                                  292,500
 ........................................................................................................................
          1,050,000   LIN Television Corp. company guaranty
                      8 3/8s, 2008                                                                               960,750
 ........................................................................................................................
            645,000   Onepoint Communications, Inc. company
                      guaranty Ser. B, 14 1/2s, 2008                                                             322,500
 ........................................................................................................................
            410,000   Paxson Communications Corp. 144A
                      sr. sub. notes 11 5/8s, 2002                                                               419,225
 ........................................................................................................................
            180,000   Pegasus Communications Corp. sr. notes
                      Ser. B, 9 3/4s, 2006                                                                       173,700
 ........................................................................................................................
            710,000   Pegasus Media & Communications notes
                      Ser. B, 12 1/2s, 2005                                                                      738,400
 ........................................................................................................................
          1,318,000   PHI Holdings, Inc. sr. sub. notes
                      zero %, 2001                                                                             1,179,346
 ........................................................................................................................
            445,000   Radio One, Inc. company guaranty
                      Ser. B, 12s, 2004                                                                         $475,038
 ........................................................................................................................
            420,000   RCN Corp. sr. notes 10 1/8s, 2010                                                          352,800
 ........................................................................................................................
             90,000   Spanish Broadcasting System, Inc.
                      sr. sub notes 9 5/8s, 2009                                                                  88,875
 ........................................................................................................................
            200,000   TV Azteca Holdings S.A. de C.V. sr. notes
                      11s, 2002 (Mexico)                                                                         193,500
 ........................................................................................................................
          1,100,000   TV Azteca Holdings S.A. de C.V. sr. notes
                      10 1/2s, 2007 (Mexico)                                                                     968,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              20,460,896
------------------------------------------------------------------------------------------------------------------------
Building Materials (0.2%)
 ........................................................................................................................
            240,000   American Architectural Products Corp.
                      company guaranty 11 3/4s, 2007                                                              40,800
 ........................................................................................................................
            860,000   American Standard, Inc. company
                      guaranty 7 5/8s, 2010                                                                      786,900
 ........................................................................................................................
            220,000   Atrium Companies, Inc. company
                      guaranty Ser. B, 10 1/2s, 2009                                                             187,000
 ........................................................................................................................
            560,000   Building Materials Corp. company
                      guaranty 8s, 2008                                                                          439,600
 ........................................................................................................................
             40,000   NCI Building Systems, Inc. sr. sub. notes
                      Ser. B, 9 1/4s, 2009                                                                        37,200
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,491,500
------------------------------------------------------------------------------------------------------------------------
Cable Television (2.2%)
 ........................................................................................................................
          1,060,000   Adelphia Communications Corp.
                      sr. notes Ser. B, 9 7/8s, 2007                                                           1,017,600
 ........................................................................................................................
             70,000   Adelphia Communications Corp.
                      sr. notes 7 3/4s, 2009                                                                      59,150
 ........................................................................................................................
            560,000   Century Communications Corp.
                      sr. notes 8 7/8s, 2007                                                                     511,000
 ........................................................................................................................
          1,000,000   Century Communications bank term loan
                      FRN 9.73s, 2009                                                                          1,000,000
 ........................................................................................................................
            460,000   Charter Communications Holdings bank
                      term loan FRN 8.79s, 2008                                                                  457,700
 ........................................................................................................................
          2,730,000   Charter Communications Holdings LLC
                      sr. notes 8 5/8s, 2009                                                                   2,412,638
 ........................................................................................................................
            520,000   Classic Cable, Inc. company guaranty
                      10 1/2s, 2010                                                                              479,700
 ........................................................................................................................
            140,000   Classic Cable, Inc. company guaranty
                      Ser. B, 9 3/8s, 2009                                                                       122,150
 ........................................................................................................................
          1,575,000   Comcast UK Cable, Ltd. deb.
                      stepped-coupon zero % (11.2s,
                      11/15/00), 2007 (Bermuda) (STP)                                                          1,492,313
 ........................................................................................................................
            230,000   CSC Holdings, Inc. sr. sub. deb.
                      9 7/8s, 2013                                                                               236,038
 ........................................................................................................................
          2,450,000   Diamond Cable Communication Co.
                      sr. disc. notes stepped-coupon
                      zero % (10 3/4s, 2/15/02), 2007
                      (United Kingdom) (STP)                                                                   1,886,500
 ........................................................................................................................
            150,000   NTL Communications Corp. sr. notes
                      Ser. B, 11 1/2s, 2008                                                                      150,750
 ........................................................................................................................
            500,000   NTL, Inc. sr. notes Ser. B, 10s, 2007
                      (United Kingdom)                                                                           475,000
 ........................................................................................................................
            480,000   Supercanal Holdings S.A. 144A sr. notes
                      11 1/2s, 2005 (In default) (Argentina) (NON)                                               201,600
 ........................................................................................................................
          1,020,000   TeleWest Communications PLC 144A .
                      sr disc. notes stepped-coupon
                      zero % (11 3/8s, 2/1/05), 2010
                      (United Kingdom) (STP)                                                                     561,000
 ........................................................................................................................
            340,000   TeleWest Communications PLC,
                      structured note (issued by DLJ
                      International Capital), 10 7/8s, 2005
                      (United Kingdom)                                                                           351,016
 ........................................................................................................................
             90,000   TeleWest Communications PLC sr. disc.
                      notes stepped-coupon zero % (9 1/4s,
                      4/15/04), 2009 (United Kingdom) (STP)                                                       48,600
 ........................................................................................................................
          1,360,000   United Pan-Europe N.V. sr. disc. notes
                      stepped-coupon Ser. B, zero % (13 3/4s,
                      2/01/05), 2010 (Netherlands) (STP)                                                         639,200
 ........................................................................................................................
          2,070,000   United Pan-Europe N.V. sr. disc. notes
                      stepped-coupon zero % (12 1/2s,
                      8/1/04), 2009 (Netherlands)                                                              1,035,000
 ........................................................................................................................
            790,000   United Pan-Europe N.V. sr. notes
                      Ser. B, 10 7/8s, 2009 (Netherlands)                                                        695,200
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,832,155
------------------------------------------------------------------------------------------------------------------------
Chemicals (1.9%)
 ........................................................................................................................
             70,000   Borden Chemical, Inc. notes 9 1/2s, 2005                                                    63,350
 ........................................................................................................................
            410,000   Geo Specialty Chemicals, Inc. sr. sub. notes
                      10 1/8s, 2008                                                                              348,500
 ........................................................................................................................
            250,000   Georgia Gulf Corp. company guaranty
                      10 3/8s, 2007                                                                              256,875
 ........................................................................................................................
            530,000   Huntsman Corp. 144A sr. sub. notes
                      9 1/2s, 2007                                                                               482,300
 ........................................................................................................................
            550,000   Huntsman Corp. 144A sr. sub. notes
                      FRN 9.188s, 2007                                                                           500,500
 ........................................................................................................................
          1,980,000   Huntsman ICI Chemicals, Inc. company
                      guaranty 10 1/8s, 2009                                                                   1,989,900
 ........................................................................................................................
            240,000   ISP Holdings, Inc. sr. notes Ser. B,
                      9 3/4s, 2002                                                                               232,600
 ........................................................................................................................
            200,000   ISP Holdings, Inc. sr. notes Ser. B, 9s, 2003                                              186,000
 ........................................................................................................................
            240,000   Koppers Industries, Inc. 144A company
                      guaranty 9 7/8s, 2007                                                                      223,200
 ........................................................................................................................
            270,000   Lyondell Petrochemical Co. sr. sub. notes
                      10 7/8s, 2009                                                                              267,975
 ........................................................................................................................
          1,600,000   Lyondell Petrochemical Co. sec. notes
                      Ser. B, 9 7/8s, 2007                                                                     1,584,000
 ........................................................................................................................
          1,480,000   Lyondell Petrochemical Co. notes
                      Ser. A, 9 5/8s, 2007                                                                     1,465,200
 ........................................................................................................................
          1,000,000   PCI Chemicals & Pharmaceuticals
                      company guaranty 9 1/4s, 2007 (India)                                                      660,000
 ........................................................................................................................
            400,000   Pioneer Americas Acquisition 144A
                      sr. notes 9 1/4s, 2007                                                                     252,000
 ........................................................................................................................
            170,000   Polymer Group, Inc. company guaranty
                      Ser. B, 9s, 2007                                                                           144,500
 ........................................................................................................................
            280,000   Polymer Group, Inc. company guaranty
                      Ser. B, 8 3/4s, 2008                                                                       235,200
 ........................................................................................................................
            590,099   Polytama International notes 11 1/4s,
                      2007 (Indonesia)                                                                            29,505
 ........................................................................................................................
            740,000   Royster-Clark, Inc. 1st mtge. 10 1/4s, 2009                                                606,800
 ........................................................................................................................
            360,000   Sterling Chemicals Holdings sr. disc. notes
                      stepped-coupon zero % (13 1/2s,
                      8/15/01), 2008 (STP)                                                                       154,800
 ........................................................................................................................
            580,000   Sterling Chemicals, Inc. company
                      guaranty Ser. B, 12 3/8s, 2006                                                             597,400
 ........................................................................................................................
            430,000   Sterling Chemicals, Inc. sr. sub. notes
                      11 3/4s, 2006                                                                              348,300
 ........................................................................................................................
            330,000   Sterling Chemicals, Inc. sr. sub. notes
                      Ser. A, 11 1/4s, 2007                                                                      260,700
 ........................................................................................................................
             90,000   Texas Petrochemical Corp. sr. sub. notes
                      11 1/8s, 2006                                                                               75,150
 ........................................................................................................................
            170,000   Texas Petrochemical Corp. sr. sub. notes
                      Ser. B, 11 1/8s, 2006                                                                      142,800
 ........................................................................................................................
            705,000   Trikem S.A. 144A bonds 10 5/8s,
                      2007 (Brazil)                                                                              521,700
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,629,255
------------------------------------------------------------------------------------------------------------------------
Coal (--%)
 ........................................................................................................................
            800,000   Lodestar Holdings, Inc. company
                      guaranty 11 1/2s, 2005                                                                     144,000
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (0.3%)
 ........................................................................................................................
          1,060,000   Coinmach Corp. sr. notes Ser. D,
                      11 3/4s, 2005                                                                            1,017,600
 ........................................................................................................................
            380,000   GS Superhighway Holdings sr. notes
                      10 1/4s, 2007 (China)                                                                      253,812
 ........................................................................................................................
            705,000   GS Superhighway Holdings sr. notes
                      9 7/8s, 2004 (China)                                                                       493,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,764,912
------------------------------------------------------------------------------------------------------------------------
Computers (0.2%)
 ........................................................................................................................
            660,000   Unisys Corp. sr. notes 11 3/4s, 2004                                                       699,600
 ........................................................................................................................
            870,000   Unisys Corp. sr. notes 7 7/8s, 2008                                                        809,100
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,508,700
------------------------------------------------------------------------------------------------------------------------
Construction (0.5%)
 ........................................................................................................................
          1,200,000   Better Minerals & Aggregates Co.
                      company guaranty 13s, 2009                                                               1,170,000
 ........................................................................................................................
            700,000   Morrison Knudsen Corp. 144A sr. notes
                      11s, 2010                                                                                  698,250
 ........................................................................................................................
            370,000   Republic Group, Inc. sr. sub. notes
                      9 1/2s, 2008                                                                               307,100
 ........................................................................................................................
            965,853   Terex bank term loan FRN 9.434s, 2005                                                      961,023
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,136,373
------------------------------------------------------------------------------------------------------------------------
Consumer (0.2%)
 ........................................................................................................................
            590,000   Home Interiors & Gifts, Inc. company
                      guaranty 10 1/8s, 2008                                                                     371,700
 ........................................................................................................................
          1,250,000   Samsonite Corp. sr. sub. notes
                      10 3/4s, 2008                                                                            1,040,625
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,412,325
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (0.1%)
 ........................................................................................................................
            650,000   Contifinancial Corp. sr. notes
                      8 3/8s, 2003 (In default) (NON)                                                             86,125
 ........................................................................................................................
            750,000   Contifinancial Corp. sr. notes
                      8 1/8s, 2008 (In default) (NON)                                                             99,375
 ........................................................................................................................
          1,260,000   Contifinancial Corp. sr. notes
                      7 1/2s, 2002 (In default) (NON)                                                            138,600
 ........................................................................................................................
            130,000   Finova Capital Corp. sr. notes 7 5/8s, 2009                                                110,500
 ........................................................................................................................
            485,000   Outsourcing Solutions, Inc. sr. sub. notes
                      Ser. B, 11s, 2006                                                                          421,950
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 856,550
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (0.4%)
 ........................................................................................................................
            190,000   French Fragrances, Inc. company
                      guaranty Ser. D, 10 3/8s, 2007                                                             183,350
 ........................................................................................................................
            150,000   French Fragrances, Inc. sr. notes Ser. B,
                      10 3/8s, 2007                                                                              141,000
 ........................................................................................................................
            450,000   Leiner Health Products sr. sub. notes
                      9 5/8s, 2007                                                                               324,000
 ........................................................................................................................
          1,300,000   NBTY, Inc. 144A sr. sub. notes 8 5/8s, 2007                                              1,131,000
 ........................................................................................................................
            490,000   Revlon Consumer Products sr. notes
                      9s, 2006                                                                                   347,900
 ........................................................................................................................
            420,000   Revlon Consumer Products sr. sub. notes
                      8 5/8s, 2008                                                                               210,000
 ........................................................................................................................
            430,000   Revlon Consumer Products sr. notes
                      8 1/8s, 2006                                                                               301,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,638,250
------------------------------------------------------------------------------------------------------------------------
Consumer Services (0.3%)
 ........................................................................................................................
            360,000   Iron Mountain, Inc. company guaranty
                      8 3/4s, 2009                                                                               331,200
 ........................................................................................................................
          1,590,000   Iron Mountain, Inc. sr. sub. notes
                      8 1/4s, 2011                                                                             1,391,250
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,722,450
------------------------------------------------------------------------------------------------------------------------
Consumer Staples (--%)
 ........................................................................................................................
            480,000   Doskcil Manufacturing Co 144A
                      sr. sub. notes 10 1/8s, 2007                                                               168,000
------------------------------------------------------------------------------------------------------------------------
Containers (0.9%)
 ........................................................................................................................
          1,160,000   AEP Industries, Inc. sr. sub. notes
                      9 7/8s, 2007                                                                             1,020,800
 ........................................................................................................................
          1,000,000   Consumers International 144A sr. notes
                      10 1/4s, 2005                                                                              500,000
 ........................................................................................................................
          1,000,000   Huntsman Packaging Corp. bank term
                      loan FRN 9.25s, 2008                                                                     1,000,000
 ........................................................................................................................
            620,000   Impac Group, Inc. company guaranty
                      Ser. B, 10 1/8s, 2008                                                                      672,700
 ........................................................................................................................
            350,000   Owens-Illinois, Inc. sr. notes 8.1s, 2007                                                  325,304
 ........................................................................................................................
            750,000   Owens-Illinois, Inc. sr. notes 7.35s, 2008                                                 661,208
 ........................................................................................................................
          1,150,000   Owens-Illinois, Inc. sr. notes 7.15s, 2005                                               1,051,238
 ........................................................................................................................
            150,000   Radnor Holdings, Inc. sr. notes 10s, 2003                                                  130,875
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,362,125
------------------------------------------------------------------------------------------------------------------------
Distribution (0.1%)
 ........................................................................................................................
            790,000   RAB Enterprises, Inc. company
                      guaranty 10 1/2s, 2005                                                                     525,350
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (0.7%)
 ........................................................................................................................
            680,000   AES China Generating Co. sr. notes
                      10 1/8s, 2006 (China)                                                                      448,800
 ........................................................................................................................
            380,000   CMS Energy Corp. sr. notes 8 1/8s, 2002                                                    375,417
 ........................................................................................................................
            160,000   CMS Energy Corp. sr. notes 7 1/2s, 2009                                                    141,600
 ........................................................................................................................
          1,120,000   CMS Energy Corp. pass-through
                      certificates 7s, 2005                                                                    1,031,150
 ........................................................................................................................
            130,000   CMS Energy Corp. sr. notes Ser. B,
                      6 3/4s, 2004                                                                               119,275
 ........................................................................................................................
            609,882   Northeast Utilities System notes
                      Ser. A, 8.58s, 2006                                                                        613,176
 ........................................................................................................................
            205,333   Northeast Utilities System notes
                      Ser. B, 8.38s, 2005                                                                        204,824
 ........................................................................................................................
          1,075,000   Panda Global Energy Co. company
                      guaranty 12 1/2s, 2004 (China)                                                             483,750
 ........................................................................................................................
          1,000,000   TNP Enterprises bank term loan FRN
                      9.385s, 2005                                                                               998,747
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,416,739
------------------------------------------------------------------------------------------------------------------------
Energy (0.5%)
 ........................................................................................................................
            500,000   Leviathan Gas Corp. company guaranty
                      Ser. B, 10 3/8s, 2009                                                                      510,000
 ........................................................................................................................
            470,000   Parker Drilling Corp. company
                      guaranty Ser. D, 9 3/4s, 2006                                                              454,725
 ........................................................................................................................
            320,000   RBF Finance Co. company guaranty
                      11 3/8s, 2009                                                                              345,600
 ........................................................................................................................
          1,600,000   RBF Finance Co. company guaranty
                      11s, 2006                                                                                1,712,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,022,325
------------------------------------------------------------------------------------------------------------------------
Entertainment (0.6%)
 ........................................................................................................................
            290,000   AMC Entertainment, Inc. sr. sub. notes
                      9 1/2s, 2011                                                                               136,300
 ........................................................................................................................
            390,000   AMC Entertainment, Inc. sr. sub. notes
                      9 1/2s, 2009                                                                               187,200
 ........................................................................................................................
            495,000   Cinemark USA, Inc. sr. sub. notes
                      9 5/8s, 2008 (Mexico)                                                                      257,400
 ........................................................................................................................
            940,000   SFX Entertainment, Inc. company
                      guaranty 9 1/8s, 2008                                                                      949,400
 ........................................................................................................................
            650,000   SFX Entertainment, Inc. 144A company
                      guaranty Ser. B, 9 1/8s, 2008                                                              654,875
 ........................................................................................................................
            670,000   Silver Cinemas, Inc. sr. sub. notes
                      10 1/2s, 2005 (In default) (NON)                                                            67,000
 ........................................................................................................................
            950,000   Six Flags Corp. sr. notes 8 7/8s, 2006                                                     904,875
 ........................................................................................................................
          1,031,000   United Artists Theatre 144A sr. sub.
                      notes 10.415s, 2007 (In default) (NON)                                                      20,620
 ........................................................................................................................
            973,479   United Artists Theatre bank term loan
                      FRN 10.313s, 2006                                                                          710,639
 ........................................................................................................................
            899,000   United Artists Theatre sr. sub. notes
                      9 3/4s, 2008 (In default) (NON)                                                             17,980
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,906,289
------------------------------------------------------------------------------------------------------------------------
Financial (1.1%)
 ........................................................................................................................
          1,375,000   Aames Financial Corp. sr. notes
                      9 1/8s, 2003                                                                               632,500
 ........................................................................................................................
             50,000   Advanta Corp. company guaranty
                      Ser. B, 8.99s, 2026                                                                         31,000
 ........................................................................................................................
            340,000   Advanta Corp. med. term notes Ser. B,
                      7s, 2001                                                                                   317,550
 ........................................................................................................................
          1,080,000   Advanta Corp. med. term notes Ser. D,
                      6.92s, 2002                                                                                946,004
 ........................................................................................................................
            640,000   AMRESCO, Inc. sr. sub. notes Ser. 97-A,
                      10s, 2004                                                                                  352,000
 ........................................................................................................................
            290,000   AMRESCO, Inc. sr. sub. notes Ser. 98-A,
                      9 7/8s, 2005                                                                               156,600
 ........................................................................................................................
            250,000   Conseco Finance Trust III, Inc. bonds
                      8.796s, 2027                                                                               107,500
 ........................................................................................................................
            600,000   Conseco Financial Corp. sr. sub. notes
                      10 1/4s, 2002                                                                              438,000
 ........................................................................................................................
          1,170,000   Delta Financial Corp. sr. notes 9 1/2s, 2004                                               526,500
 ........................................................................................................................
            825,000   Imperial Credit Capital Trust I 144A
                      company guaranty 10 1/4s, 2002                                                             701,250
 ........................................................................................................................
            185,000   Imperial Credit Industries, Inc. sr. notes
                      9 7/8s, 2007                                                                               132,275
 ........................................................................................................................
            370,000   Nationwide Credit, Inc. sr. notes Ser. A,
                      10 1/4s, 2008                                                                              259,000
 ........................................................................................................................
            320,000   Ocwen Capital Trust I company
                      guaranty 10 7/8s, 2027                                                                     161,600
 ........................................................................................................................
            510,000   Ocwen Federal Bank sub. deb. 12s, 2005                                                     474,300
 ........................................................................................................................
            415,000   Ocwen Financial Corp. notes
                      11 7/8s, 2003                                                                              381,800
 ........................................................................................................................
            814,000   Reliance Group Holdings, Inc. sr. notes
                      9s, 2000                                                                                   634,920
 ........................................................................................................................
          1,000,000   Resource America, Inc. 144A sr. notes
                      12s, 2004                                                                                  880,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,132,799
------------------------------------------------------------------------------------------------------------------------
Food (0.2%)
 ........................................................................................................................
            630,000   Aurora Foods, Inc. sr. sub. notes
                      Ser. B, 9 7/8s, 2007                                                                       371,700
 ........................................................................................................................
            480,000   Aurora Foods, Inc. 144A sr. sub. notes
                      Ser. D, 9 7/8s, 2007                                                                       283,200
 ........................................................................................................................
            825,000   Eagle Family Foods company guaranty
                      Ser. B, 8 3/4s, 2008                                                                       495,000
 ........................................................................................................................
            840,000   Vlasic Foods Intl., Inc. sr. sub notes Ser. B,
                      10 1/4s, 2009                                                                              336,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,485,900
------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (1.8%)
 ........................................................................................................................
            220,000   Ameristar Casinos, Inc. company
                      guaranty Ser. B, 10 1/2s, 2004                                                             221,100
 ........................................................................................................................
          1,020,000   Boyd Gaming Corp. sr. sub. notes
                      9 1/2s, 2007                                                                               979,200
 ........................................................................................................................
            810,000   Fitzgeralds Gaming Corp. company
                      guaranty Ser. B, 12 1/4s, 2004 (In default) (NON)                                          453,600
 ........................................................................................................................
            280,000   Harrahs Entertainment, Inc. company
                      guaranty 7 1/2s, 2009                                                                      259,818
 ........................................................................................................................
          1,700,000   Hollywood Casino Corp. company
                      guaranty 11 1/4s, 2007                                                                   1,738,250
 ........................................................................................................................
            410,000   Hollywood Park, Inc. company guaranty
                      Ser. B, 9 1/4s, 2007                                                                       407,950
 ........................................................................................................................
          1,420,000   International Game Technology sr. notes
                      7 7/8s, 2004                                                                             1,363,200
 ........................................................................................................................
            520,000   Isle of Capri Black Hawk LLC 144A
                      1st mtge. Ser. B, 13s, 2004                                                                566,800
 ........................................................................................................................
            360,000   Isle of Capri Black Hawk LLC company
                      guaranty 8 3/4s, 2009                                                                      332,100
 ........................................................................................................................
            700,000   Mohegan Tribal Gaming, Auth. sr. sub.
                      notes 8 3/4s, 2009                                                                         668,500
 ........................................................................................................................
            250,000   Mohegan Tribal Gaming, Auth. sr. notes
                      8 1/8s, 2006                                                                               237,500
 ........................................................................................................................
             80,000   Park Place Entertainment, Inc. sr. sub.
                      notes 9 3/8s, 2007                                                                          80,000
 ........................................................................................................................
             50,000   Park Place Entertainment, Inc. sr. sub.
                      notes 7 7/8s, 2005                                                                          47,000
 ........................................................................................................................
          1,750,000   Trump A.C. 1st mtge. 11 1/4s, 2006                                                       1,225,000
 ........................................................................................................................
          2,010,000   Trump Castle Funding 144A sub. notes
                      10 1/4s, 2003                                                                            2,030,100
 ........................................................................................................................
            720,000   Venetian Casino, Inc. company
                      guaranty 12 1/4s, 2004                                                                     727,200
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,337,318
------------------------------------------------------------------------------------------------------------------------
Health Care (1.2%)
 ........................................................................................................................
            480,000   ALARIS Medical Systems, Inc. company
                      guaranty 9 3/4s, 2006                                                                      316,800
 ........................................................................................................................
            280,000   Bio-Rad Labs Corp. 144A sr. sub. notes
                      11 5/8s, 2007                                                                              288,400
 ........................................................................................................................
            210,000   Columbia/HCA Healthcare Corp. deb.
                      8.36s, 2024                                                                                185,850
 ........................................................................................................................
          1,675,000   Columbia/HCA Healthcare Corp. notes
                      7s, 2007                                                                                 1,469,813
 ........................................................................................................................
            300,000   Columbia/HCA Healthcare Corp. notes
                      6.91s, 2005                                                                                272,250
 ........................................................................................................................
            140,000   Columbia/HCA Healthcare Corp.
                      med. term notes 6.63s, 2045                                                                133,309
 ........................................................................................................................
            350,000   Conmed Corp. company guaranty
                      9s, 2008                                                                                   320,250
 ........................................................................................................................
            515,000   Dade International, Inc. sr. sub. notes
                      Ser. B, 11 1/8s, 2006                                                                      283,250
 ........................................................................................................................
            530,000   Hudson Respiratory Care, Inc. sr. sub.
                      notes 9 1/8s, 2008                                                                         392,200
 ........................................................................................................................
            470,000   Kinetic Concepts, Inc. company
                      guaranty Ser. B, 9 5/8s, 2007                                                              347,800
 ........................................................................................................................
            410,000   Lifepoint Hospital Holdings company
                      guaranty Ser. B, 10 3/4s, 2009                                                             421,275
 ........................................................................................................................
            790,000   Magellan Health sr. sub. notes 9s, 2008                                                    402,900
 ........................................................................................................................
            760,000   Mediq, Inc. company guaranty 11s, 2008                                                      76,000
 ........................................................................................................................
            495,000   Mediq, Inc. deb. stepped-coupon
                      zero % (13s, 6/1/03), 2009 (STP)                                                            24,750
 ........................................................................................................................
            800,000   Paracelsus Healthcare sr. sub. notes
                      10s, 2006 (In default) (NON)                                                               192,000
 ........................................................................................................................
            350,000   Tenet Healthcare Corp. sr. sub. notes
                      8 5/8s, 2007                                                                               334,250
 ........................................................................................................................
            585,000   Tenet Healthcare Corp. sr. notes Ser. B,
                      8 1/8s, 2008                                                                               533,813
 ........................................................................................................................
            310,000   Tenet Healthcare Corp. sr. notes 8s, 2005                                                  296,825
 ........................................................................................................................
            410,000   Tenet Healthcare Corp. sr. notes Ser. B,
                      7 5/8s, 2008                                                                               375,150
 ........................................................................................................................
          1,050,000   Triad Hospitals Holdings company
                      guaranty Ser. B, 11s, 2009                                                               1,076,250
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,743,135
------------------------------------------------------------------------------------------------------------------------
Homebuilding (0.3%)
 ........................................................................................................................
            440,000   D.R. Horton, Inc. company guaranty
                      8s, 2009                                                                                   378,400
 ........................................................................................................................
            270,000   Del Webb Corp. sr. sub. deb. 10 1/4s, 2010                                                 232,200
 ........................................................................................................................
            240,000   Del Webb Corp. sr. sub. deb. 9 3/8s, 2009                                                  195,600
 ........................................................................................................................
            320,000   Lennar Corp. 144A sr. notes 9.95s, 2010                                                    308,800
 ........................................................................................................................
            300,000   Lennar Corp. sr. notes 7 5/8s, 2009                                                        262,500
 ........................................................................................................................
            170,000   M.D.C. Holdings, Inc. sr. notes 8 3/8s, 2008                                               148,750
 ........................................................................................................................
            540,000   Toll Corp. company guaranty 8 1/8s, 2009                                                   486,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,012,250
------------------------------------------------------------------------------------------------------------------------
Household Furniture & Appliances (0.3%)
 ........................................................................................................................
            800,000   Albecca, Inc. company guaranty
                      10 3/4s, 2008                                                                              656,000
 ........................................................................................................................
          1,000,000   Sealy Mattress Co. company guaranty
                      stepped-coupon Ser. B, zero %
                      (10 7/8s, 12/15/02), 2007 (STP)                                                            712,500
 ........................................................................................................................
            220,000   Sealy Mattress Co. sr. sub. notes Ser. B,
                      9 7/8s, 2007                                                                               210,100
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,578,600
------------------------------------------------------------------------------------------------------------------------
Industrial (0.1%)
 ........................................................................................................................
            470,000   Levi Strauss & Co. 144A notes 6.8s, 2003                                                   383,050
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.5%)
 ........................................................................................................................
            630,000   Epic Resorts LLC company guaranty
                      Ser. B, 13s, 2005                                                                          315,000
 ........................................................................................................................
            120,000   HMH Properties, Inc. sr. notes Ser. C,
                      8.45s, 2008                                                                                111,000
 ........................................................................................................................
          1,550,000   HMH Properties, Inc. company guaranty
                      Ser. B, 7 7/8s, 2008                                                                     1,391,125
 ........................................................................................................................
          1,100,000   ITT Corp. notes 6 3/4s, 2005                                                               991,309
 ........................................................................................................................
            120,000   Starwood Hotels & Resorts notes
                      6 3/4s, 2003                                                                               112,609
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,921,043
------------------------------------------------------------------------------------------------------------------------
Manufacturing (0.8%)
 ........................................................................................................................
            280,000   Applied Power, Inc. sr. sub. notes
                      8 3/4s, 2009                                                                               291,900
 ........................................................................................................................
            880,000   Axia, Inc. company guaranty 10 3/4s, 2008                                                  686,400
 ........................................................................................................................
          1,000,000   Blount, Inc. company guaranty 13s, 2009                                                  1,020,000
 ........................................................................................................................
            125,000   Celestica International, Ltd. 144A
                      sr. sub. notes 10 1/2s, 2006 (Canada)                                                      131,250
 ........................................................................................................................
            325,000   Continental Global Group sr. notes
                      Ser. B, 11s, 2007                                                                           84,500
 ........................................................................................................................
            570,000   Flextronics International Ltd. 144A
                      sr. sub. notes 9 7/8s, 2010                                                                571,425
 ........................................................................................................................
            970,000   Flextronics International, Ltd. sr. sub.
                      notes Ser. B, 8 3/4s, 2007                                                                 931,200
 ........................................................................................................................
            145,000   HCC Industries, Inc. company guaranty
                      10 3/4s, 2007                                                                               60,900
 ........................................................................................................................
          1,070,000   Motors and Gears, Inc. sr. notes Ser. D,
                      10 3/4s, 2006                                                                            1,037,900
 ........................................................................................................................
            260,000   Roller Bearing Co. company guaranty
                      Ser. B, 9 5/8s, 2007                                                                       237,900
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,053,375
------------------------------------------------------------------------------------------------------------------------
Medical Services (0.1%)
 ........................................................................................................................
            910,000   Extendicare Health Services, Inc.
                      company guaranty 9.35s, 2007                                                               382,200
 ........................................................................................................................
            680,000   Integrated Health Services, Inc. sr. sub.
                      notes Ser. A, 9 1/2s, 2007 (In default) (NON)                                               13,600
 ........................................................................................................................
            430,000   Integrated Health Services, Inc. sr. sub.
                      notes Ser. A, 9 1/4s, 2008 (In default) (NON)                                                8,600
 ........................................................................................................................
            280,000   Mariner Post-Acute Network, Inc. sr. sub.
                      notes stepped-coupon Ser. B, zero %
                      (10 1/2s, 11/1/02), 2007 (In default) (NON) (STP)                                            1,750
 ........................................................................................................................
          1,395,000   Mariner Post-Acute Network, Inc. sr. sub.
                      notes Ser. B, 9 1/2s, 2007 (In default) (NON)                                                8,719
 ........................................................................................................................
          1,465,000   Multicare Cos., Inc. sr. sub. notes 9s, 2007                                                73,250
 ........................................................................................................................
            745,000   Sun Healthcare Group, Inc. sr. sub. notes
                      Ser. B, 9 1/2s, 2007 (In default) (NON)                                                     18,625
 ........................................................................................................................
            720,000   Sun Healthcare Group, Inc. 144A sr. sub.
                      notes 9 3/8s, 2008 (In default) (NON)                                                       18,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 524,744
------------------------------------------------------------------------------------------------------------------------
Medical Technology (--%)
 ........................................................................................................................
            250,000   Hanger Orthopedic Group, Inc. sr. sub.
                      notes 11 1/4s, 2009                                                                        217,500
------------------------------------------------------------------------------------------------------------------------
Metals (1.0%)
 ........................................................................................................................
            850,000   AK Steel Corp. company guaranty
                      7 7/8s, 2009                                                                               754,375
 ........................................................................................................................
            295,665   Anker Coal Group, Inc. company
                      guaranty Ser. B, 14 1/4s, 2007 (PIK)                                                       133,049
 ........................................................................................................................
            250,000   Armco, Inc. sr. notes 9s, 2007                                                             240,000
 ........................................................................................................................
            670,000   Kaiser Aluminum & Chemical Corp.
                      sr. sub. notes 12 3/4s, 2003                                                               614,725
 ........................................................................................................................
          1,200,000   LTV Corp. company guaranty
                      11 3/4s, 2009                                                                            1,008,000
 ........................................................................................................................
          1,110,000   National Steel Corp. 1st mtge.
                      Ser. D, 9 7/8s, 2009                                                                       943,500
 ........................................................................................................................
            240,000   Oregon Steel Mills 1st mtge. 11s, 2003                                                     156,000
 ........................................................................................................................
            996,667   Union Carbide Global bank term loan
                      FRN 9.362s, 2008                                                                           996,667
 ........................................................................................................................
            800,000   WCI Steel, Inc. sr. notes Ser. B, 10s, 2004                                                758,000
 ........................................................................................................................
            820,000   Wheeling-Pittsburgh Steel Corp. sr. notes
                      9 1/4s, 2007                                                                               631,400
 ........................................................................................................................
            390,000   WHX Corp. sr. notes 10 1/2s, 2005                                                          323,700
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,559,416
------------------------------------------------------------------------------------------------------------------------
Office Equipment & Supplies (--%)
 ........................................................................................................................
            412,000   U.S. Office Products Co. company
                      guaranty 9 3/4s, 2008                                                                       82,400
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (1.2%)
 ........................................................................................................................
          1,110,000   Belco Oil & Gas Corp. company
                      guaranty Ser. B, 10 1/2s, 2006                                                           1,118,325
 ........................................................................................................................
            350,000   Belco Oil & Gas Corp. sr. sub. notes
                      Ser. B, 8 7/8s, 2007                                                                       323,750
 ........................................................................................................................
             70,000   Benton Oil & Gas Co. sr. notes
                      9 3/8s, 2007                                                                                40,950
 ........................................................................................................................
            360,000   Giant Industries Corp. company
                      guaranty 9s, 2007                                                                          324,000
 ........................................................................................................................
            190,000   Gulf Canada Resources, Ltd. sr. sub. notes
                      9 5/8s, 2005 (Canada)                                                                      192,375
 ........................................................................................................................
            700,000   HS Resources, Inc. company guaranty
                      9 1/4s, 2006                                                                               686,000
 ........................................................................................................................
            600,000   Nuevo Energy Co. sr. sub. notes Ser. B,
                      9 1/2s, 2008                                                                               585,000
 ........................................................................................................................
            250,000   Ocean Energy, Inc. company guaranty
                      Ser. B, 8 7/8s, 2007                                                                       248,750
 ........................................................................................................................
          1,340,000   Ocean Energy, Inc. company guaranty
                      Ser. B, 8 3/8s, 2008                                                                     1,299,800
 ........................................................................................................................
            310,000   Pinnacle Holdings, Inc. sr. disc. notes
                      stepped-coupon zero % (10s,
                      3/15/03), 2008 (STP)                                                                       215,450
 ........................................................................................................................
            400,000   Pioneer Natural Resources Co. company
                      guaranty 9 5/8s, 2010                                                                      412,000
 ........................................................................................................................
            320,000   RAM Energy, Inc. sr. notes 11 1/2s, 2008                                                   156,800
 ........................................................................................................................
            990,000   Seven Seas Petroleum sr. notes Ser. B,
                      12 1/2s, 2005                                                                              247,500
 ........................................................................................................................
            340,000   Snyder Oil Corp. sr. sub. notes
                      8 3/4s, 2007                                                                               336,600
 ........................................................................................................................
            190,000   Stone Energy Corp. company guaranty
                      8 3/4s, 2007                                                                               179,550
 ........................................................................................................................
          1,050,000   Vintage Petroleum sr. sub. notes
                      9 3/4s, 2009                                                                             1,060,500
 ........................................................................................................................
            200,000   XCL, Ltd. 144A company guaranty
                      13 1/2s, 2004 (In default) (NON)                                                            36,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,463,350
------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products (1.8%)
 ........................................................................................................................
          1,515,000   APP Finance II Mauritius, Ltd. bonds
                      stepped-coupon zero % (16s, 2/15/04),
                      2049 (Indonesia) (STP)                                                                     787,800
 ........................................................................................................................
          1,100,000   Doman Industries, Ltd. 144A sr. notes
                      8 3/4s, 2004                                                                               869,000
 ........................................................................................................................
            360,000   Gaylord Container Corp. sr. sub. notes
                      9 7/8s, 2008                                                                               234,000
 ........................................................................................................................
            280,000   Gaylord Container Corp. sr. notes Ser. B,
                      9 3/8s, 2007                                                                               218,400
 ........................................................................................................................
            127,778   Jefferson Smurfit bank term loan FRN
                      9.875s, 2006                                                                               127,778
 ........................................................................................................................
            545,000   Indah Kiat Financial Mauritius, Ltd.
                      company guaranty 10s, 2007 (Indonesia)                                                     327,000
 ........................................................................................................................
            880,000   Pacifica Papers, Inc. sr. notes 10s,
                      2009 (Canada)                                                                              875,600
 ........................................................................................................................
            410,000   Packaging Corp. company guaranty
                      9 5/8s, 2009                                                                               408,463
 ........................................................................................................................
          1,575,000   Pindo Deli Finance Mauritius, Ltd. company
                      guaranty 10 3/4s, 2007 (Indonesia)                                                         945,000
 ........................................................................................................................
            845,000   PT Pabrik Kertas Tjiwi Kimia company
                      guaranty 10s, 2004 (Indonesia)                                                             540,800
 ........................................................................................................................
          1,647,000   Repap New Brunswick sr. notes 10 5/8s,
                      2005 (Canada)                                                                            1,449,360
 ........................................................................................................................
          2,020,000   Riverwood International Corp. company
                      guaranty 10 7/8s, 2008                                                                   1,757,400
 ........................................................................................................................
            185,000   Riverwood International Corp. company
                      guaranty 10 5/8s, 2007                                                                     180,375
 ........................................................................................................................
            100,000   Stone Container Corp. sr. notes
                      12.58s, 2016                                                                               104,000
 ........................................................................................................................
          1,000,000   Stone Containers Corp. bank term loan
                      FRN 9.625s, 2006                                                                           997,500
 ........................................................................................................................
             20,000   Stone Container Corp. sr. sub. notes
                      stepped-coupon zero % (12 1/4s,
                      8/14/00), 2002 (STP)                                                                        20,150
 ........................................................................................................................
          1,050,000   Tekni-Plex, Inc. 144A sr. sub. notes
                      12 3/4s, 2010                                                                            1,047,375
 ........................................................................................................................
            630,000   Tembec Industries, Inc. company
                      guaranty 8 5/8s, 2009 (Canada)                                                             598,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,488,501
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (0.2%)
 ........................................................................................................................
            610,000   ICN Pharmaceuticals, Inc. 144A sr. notes
                      9 1/4s, 2005                                                                               600,850
 ........................................................................................................................
            820,000   ICN Pharmaceuticals, Inc. 144A sr. notes
                      8 3/4s, 2008                                                                               803,600
 ........................................................................................................................
             30,000   MedPartners, Inc. sr. sub. notes
                      6 7/8s, 2000                                                                                29,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,433,850
------------------------------------------------------------------------------------------------------------------------
Photography/Imaging (--%)
 ........................................................................................................................
             60,000   Orbital Imaging Corp. sr. notes Ser. D,
                      11 5/8s, 2005                                                                               27,600
------------------------------------------------------------------------------------------------------------------------
Power Producers (1.6%)
 ........................................................................................................................
          1,000,000   Calpine Corp. sr. notes 10 1/2s, 2006                                                    1,035,000
 ........................................................................................................................
            500,000   Calpine Corp. sr. notes 9 1/4s, 2004                                                       496,250
 ........................................................................................................................
            660,000   Calpine Corp. sr. notes 7 7/8s, 2008                                                       631,902
 ........................................................................................................................
            610,000   Calpine Corp. sr. notes 7 3/4s, 2009                                                       575,688
 ........................................................................................................................
            500,000   Midland Funding II Corp. deb. Ser. B,
                      13 1/4s, 2006                                                                              588,010
 ........................................................................................................................
          4,945,000   Midland Funding II Corp. deb. Ser. A,
                      11 3/4s, 2005                                                                            5,535,532
 ........................................................................................................................
            991,000   York Power Funding 144A company
                      guaranty 12s, 2007 (Cayman Islands)                                                        991,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,853,382
------------------------------------------------------------------------------------------------------------------------
Publishing (0.5%)
 ........................................................................................................................
          1,460,000   Affinity Group Holdings sr. notes
                      11s, 2007                                                                                1,226,400
 ........................................................................................................................
            456,435   Big Flower Holdings bank term loan
                      FRN 9.688s, 2010                                                                           455,294
 ........................................................................................................................
            880,000   Garden State Newspapers, Inc. sr. sub.
                      notes Ser. B, 8 3/4s, 2009                                                                 800,800
 ........................................................................................................................
            610,000   Garden State Newspapers, Inc. sr. sub.
                      notes 8 5/8s, 2011                                                                         536,800
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,019,294
------------------------------------------------------------------------------------------------------------------------
Railroads (0.1%)
 ........................................................................................................................
            995,000   TFM S.A. de C.V. company guaranty
                      stepped-coupon zero % (11 3/4s,
                      6/15/02), 2009 (Mexico) (STP)                                                              684,063
------------------------------------------------------------------------------------------------------------------------
Restaurants (0.3%)
 ........................................................................................................................
            630,000   FRD Acquisition Co. sr. notes Ser. B,
                      12 1/2s, 2004                                                                              296,100
 ........................................................................................................................
          1,200,000   Sbarro, Inc. company guaranty 11s, 2009                                                  1,224,000
 ........................................................................................................................
            380,000   Tricon Global Restaurants, Inc. sr. notes
                      7.65s, 2008                                                                                339,291
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,859,391
------------------------------------------------------------------------------------------------------------------------
Retail (0.9%)
 ........................................................................................................................
          1,240,000   Amazon.com, Inc. sr. disc. notes stepped-
                      coupon zero % (10s, 5/01/03), 2008 (STP)                                                   725,400
 ........................................................................................................................
            575,000   Groupo Elektra S.A. de C.V. 144A
                      sr. notes 12s, 2008                                                                        523,250
 ........................................................................................................................
            370,000   Iron Age Corp. company guaranty
                      9 7/8s, 2008                                                                               259,000
 ........................................................................................................................
             30,000   Iron Age Holdings Corp. sr. disc. notes
                      stepped-coupon zero % (12 1/8s,
                      5/1/03), 2009 (STP)                                                                          4,500
 ........................................................................................................................
          1,030,000   K mart Corp. notes 8 3/8s, 2004                                                            977,213
 ........................................................................................................................
            400,000   K mart Corp. med. term notes 8s, 2001                                                      393,672
 ........................................................................................................................
            250,000   K mart Corp. deb. 7 3/4s, 2012                                                             223,305
 ........................................................................................................................
            820,000   Mothers Work, Inc. sr. notes 12 5/8s, 2005                                                 758,500
 ........................................................................................................................
            980,000   Saks, Inc. company guaranty 8 1/4s, 2008                                                   870,465
 ........................................................................................................................
            850,000   Southland Corp. deb. Ser. A, 4 1/2s, 2004                                                  701,250
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,436,555
------------------------------------------------------------------------------------------------------------------------
Semiconductor (0.2%)
 ........................................................................................................................
            330,000   Amkor Technologies, Inc., structured
                      note (issued by Steers, Credit linked
                      Trust 2000), 12.58%, 2005                                                                  331,650
 ........................................................................................................................
            330,000   Amkor Technologies, Inc. sr. sub. notes
                      10 1/2s, 2009                                                                              329,175
 ........................................................................................................................
            220,000   Chippac Intl., Ltd. company guaranty
                      Ser. B, 12 3/4s, 2009                                                                      238,700
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 899,525
------------------------------------------------------------------------------------------------------------------------
Shipping (0.1%)
 ........................................................................................................................
            180,000   International Shipholding Corp. sr. notes
                      7 3/4s, 2007                                                                               153,000
 ........................................................................................................................
            620,000   Kitty Hawk, Inc. company guaranty
                      9.95s, 2004 (In default) (NON)                                                             260,400
 ........................................................................................................................
            145,000   Transportacion Maritima Mexicana S.A.
                      de C.V. notes 9 1/4s, 2003 (Mexico)                                                        118,900
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 532,300
------------------------------------------------------------------------------------------------------------------------
Software (0.2%)
 ........................................................................................................................
          1,320,000   Exodus Communications 144A sr. notes
                      11 5/8s, 2010                                                                            1,323,300
 ........................................................................................................................
            360,000   Telehub Communications Corp. company
                      guaranty stepped-coupon zero %
                      (13 7/8s, 7/31/02), 2005 (STP)                                                              18,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,341,300
------------------------------------------------------------------------------------------------------------------------
Specialty Printing (0.1%)
 ........................................................................................................................
            570,000   Perry-Judd company guaranty 10 5/8s,
                      2007                                                                                       478,800
 ........................................................................................................................
            136,932   Von Hoffman Press, Inc. 144A sr. sub.
                      notes 13 1/2s, 2009                                                                        123,239
 ........................................................................................................................
            160,000   Von Hoffman Press, Inc. 144A sr. sub.
                      notes 10 3/8s, 2007                                                                        150,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 752,439
------------------------------------------------------------------------------------------------------------------------
Technology (0.6%)
 ........................................................................................................................
          1,145,000   Fairchild Semiconductor Corp. sr. sub.
                      notes 10 1/8s, 2007                                                                      1,153,588
 ........................................................................................................................
          1,060,000   Telecommunications Techniques, Inc.
                      company guaranty 9 3/4s, 2008                                                              975,200
 ........................................................................................................................
            360,000   Viasystems, Inc. sr. sub notes 9 3/4s, 2007                                                311,400
 ........................................................................................................................
          1,060,000   Viasystems, Inc. sr. notes Ser. B,
                      9 3/4s, 2007                                                                               901,000
 ........................................................................................................................
            550,000   Zilog, Inc. company guaranty Ser. B,
                      9 1/2s, 2005                                                                               475,750
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,816,938
------------------------------------------------------------------------------------------------------------------------
Technology Services (0.5%)
 ........................................................................................................................
            160,000   Concentric Network Corp. sr. notes
                      12 3/4s, 2007                                                                              168,400
 ........................................................................................................................
            630,000   Covad Communications Group, Inc.
                      sr. disc. notes stepped-coupon Ser. B,
                      zero % (13 1/2s, 3/15/03), 2008 (STP)                                                      340,200
 ........................................................................................................................
            870,000   Covad Communications Group, Inc.
                      sr. notes 12 1/2s, 2009                                                                    739,500
 ........................................................................................................................
            404,000   Covad Communications Group, Inc.
                      sr. notes Ser. B, 12s, 2010                                                                315,120
 ........................................................................................................................
            120,000   Cybernet Internet Services Intl., Inc.
                      144A sr. notes 14s, 2009                                                                    52,800
 ........................................................................................................................
            310,000   Exodus Communications, Inc. sr. notes
                      10 3/4s, 2009                                                                              299,150
 ........................................................................................................................
            530,000   Globix Corp. sr. notes 12 1/2s, 2010                                                       439,900
 ........................................................................................................................
            265,000   PSINet, Inc. sr. notes 11s, 2009                                                           246,450
 ........................................................................................................................
            440,000   Rhythms Netconnections, Inc. 144A
                      sr. notes 14s, 2010                                                                        310,200
 ........................................................................................................................
            350,000   Verio, Inc. sr. notes 11 1/4s, 2008                                                        392,875
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,304,595
------------------------------------------------------------------------------------------------------------------------
Telecommunications (6.7%)
 ........................................................................................................................
          1,560,000   360Networks, Inc. 144A sr. notes 13s,
                      2008 (Canada)                                                                            1,575,600
 ........................................................................................................................
            400,000   Alaska Communications Systems Corp.
                      company guaranty 9 3/8s, 2009                                                              370,000
 ........................................................................................................................
             30,000   American Mobile Satellite Corp.
                      company guaranty 12 1/4s, 2008                                                              23,400
 ........................................................................................................................
            360,000   Arch Communications Group sr. disc.
                      notes stepped-coupon zero %
                      (10 7/8s, 3/15/01), 2008 (STP)                                                             226,800
 ........................................................................................................................
            710,000   Barak I.T.C. sr. disc. notes
                      stepped-coupon Ser. B, zero %
                      (12 1/2s, 11/15/02), 2007 (Israel) (STP)                                                   355,000
 ........................................................................................................................
            410,000   Bestel S.A. de C.V. sr. disc. notes
                      stepped-coupon zero % (12 3/4s,
                      5/15/03), 2005 (Mexico) (STP)                                                              291,100
 ........................................................................................................................
            180,000   Call-Net Enterprises, Inc. sr. notes
                      9 3/8s, 2009 (Canada)                                                                      109,800
 ........................................................................................................................
            670,000   Call-Net Enterprises, Inc. sr. disc.
                      notes stepped-coupon zero % (8.94s,
                      8/15/03), 2008 (Canada) (STP)                                                              271,350
 ........................................................................................................................
            430,000   Call-Net Enterprises, Inc. sr. notes
                      8s, 2008 (Canada)                                                                          258,000
 ........................................................................................................................
            750,000   Carrier1 Intl. SA sr. notes Ser. B,
                      13 1/4s, 2009 (Luxembourg)                                                                 738,750
 ........................................................................................................................
          1,515,000   Celcaribe S.A. sr. notes
                      stepped-coupon zero % (13 1/2s,
                      3/15/04), 2004 (Colombia) (STP)                                                          1,212,000
 ........................................................................................................................
          3,345,000   CellNet Data Systems, Inc. sr. disc.
                      notes stepped-coupon zero %
                      (14s, 10/1/02), 2007 (STP)                                                                 259,238
 ........................................................................................................................
             80,000   Clearnet Communications, Inc. sr. disc.
                      notes stepped-coupon zero %
                      (14 3/4s, 12/15/00), 2005 (STP)                                                             81,900
 ........................................................................................................................
            640,000   Crown Castle Intl., Corp. sr. notes
                      10 3/4s, 2011                                                                              649,600
 ........................................................................................................................
          1,100,000   Dobson Communications, Inc. 144A
                      sr. notes 10 7/8s, 2010                                                                  1,102,750
 ........................................................................................................................
            510,000   Dobson/Sygnet Communications, Inc.
                      sr. notes 12 1/4s, 2008                                                                    541,875
 ........................................................................................................................
            580,000   Econophone, Inc. company guaranty
                      13 1/2s, 2007                                                                              516,200
 ........................................................................................................................
            280,000   Esprit Teleom Group PLC sr. notes
                      11 1/2s, 2007 (United Kingdom)                                                             224,000
 ........................................................................................................................
            980,000   Flag Ltd. 144A sr. notes 8 1/4s,
                      2008 (Bermuda)                                                                             862,400
 ........................................................................................................................
          1,720,000   Global Crossing Holdings, Ltd. company
                      guaranty 9 1/2s, 2009 (Bermuda)                                                          1,659,800
 ........................................................................................................................
            480,000   Global Crossing Holdings, Ltd. company
                      guaranty 9 1/8s, 2006 (Bermuda)                                                            460,800
 ........................................................................................................................
            500,000   Grupo Iusacell sr. notes 14 1/4s, 2006                                                     523,750
 ........................................................................................................................
            310,000   ICG Holdings, Inc. company guaranty
                      stepped-coupon zero % (12 1/2s,
                      5/1/01), 2006 (STP)                                                                        256,525
 ........................................................................................................................
            330,000   ICG Services, Inc. sr. disc. notes stepped-
                      coupon zero % (10s, 2/15/03), 2008 (STP)                                                   174,900
 ........................................................................................................................
          2,750,000   ICG Services, Inc. sr. disc. notes
                      stepped-coupon zero % (9 7/8s,
                      5/1/03), 2008 (STP)                                                                      1,430,000
 ........................................................................................................................
            815,000   Innova S De R.L. sr. notes 12 7/8s,
                      2007 (Mexico)                                                                              757,950
 ........................................................................................................................
            650,000   Intira Corp. bonds stepped-coupon
                      zero % (13s, 2/1/05), 2010 (STP)                                                           372,125
 ........................................................................................................................
          1,600,000   IPC Information Systems, Inc. sr. disc.
                      notes stepped-coupon zero %
                      (10 7/8s, 5/1/03), 2008 (STP)                                                            1,416,000
 ........................................................................................................................
            450,000   Level 3 Communication, Inc. 144A
                      sr. notes 11 1/4s, 2010                                                                    443,250
 ........................................................................................................................
            450,000   Level 3 Communication, Inc. 144A
                      sr. notes 11s, 2008                                                                        445,500
 ........................................................................................................................
            890,000   Level 3 Communication, Inc. sr. notes
                      9 1/8s, 2008                                                                               798,775
 ........................................................................................................................
          1,790,000   Logix Communications Enterprises
                      sr. notes 12 1/4s, 2008                                                                    626,500
 ........................................................................................................................
            280,000   Loral Space & Communication, Ltd.
                      sr. notes 9 1/2s, 2006                                                                     209,300
 ........................................................................................................................
          1,410,000   McCaw International, Ltd. sr. disc. notes
                      stepped coupon zero % (13s,
                      4/15/02), 2007 (STP)                                                                     1,036,350
 ........................................................................................................................
            190,000   Metrocall, Inc. sr. sub. notes 11s, 2008                                                   132,050
 ........................................................................................................................
             70,000   Metrocall, Inc. sr. sub. notes 9 3/4s, 2007                                                 48,650
 ........................................................................................................................
            440,000   Metromedia Fiber Network, Inc.
                      sr. notes 10s, 2009                                                                        435,600
 ........................................................................................................................
          1,180,000   Metromedia Fiber Network, Inc.
                      sr. notes Ser. B, 10s, 2008                                                              1,165,250
 ........................................................................................................................
          2,690,000   Millicom International Cellular S.A.
                      sr. disc. notes stepped-coupon zero %
                      (13 1/2s, 6/1/01), 2006 (Luxembourg) (STP)                                               2,313,400
 ........................................................................................................................
            400,000   Nextel Communicaitons, Inc. sr. disc.
                      notes stepped-coupon zero %
                      (12 1/8s, 4/15/03), 2008 (STP)                                                             262,000
 ........................................................................................................................
          1,130,000   Nextel Communications, Inc. sr. notes
                      12s, 2008                                                                                1,220,400
 ........................................................................................................................
          4,100,000   Nextel Communications, Inc. sr. notes
                      9 3/8s, 2009                                                                             3,936,000
 ........................................................................................................................
            150,000   Nextel Partners, Inc. 144A sr. notes
                      11s, 2010                                                                                  149,250
 ........................................................................................................................
            750,000   NorthEast Optic Network, Inc. sr. notes
                      12 3/4s, 2008                                                                              697,500
 ........................................................................................................................
          1,450,000   NorthPoint Communications Group, Inc.
                      sr. notes 12 7/8s, 2010                                                                  1,015,000
 ........................................................................................................................
            500,000   Orbital Imaging Corp. sr. notes Ser. B,
                      11 5/8s, 2005                                                                              230,000
 ........................................................................................................................
            790,000   Pagemart Wireless, Inc. sr. disc. notes
                      stepped-coupon zero % (11 1/4s,
                      2/1/03), 2008 (STP)                                                                        316,000
 ........................................................................................................................
            215,000   Paging Network Do Brasil sr. notes
                      13 1/2s, 2005 (Brazil)                                                                      10,750
 ........................................................................................................................
             80,000   Paging Network, Inc. sr. sub. notes
                      10 1/8s, 2007                                                                               33,600
 ........................................................................................................................
            430,000   Paging Network, Inc. sr. sub. notes
                      10s, 2008                                                                                  176,300
 ........................................................................................................................
          1,260,000   Pathnet, Inc. sr. notes 12 1/4s, 2008                                                      718,200
 ........................................................................................................................
            695,000   Price Communications Wireless, Inc.
                      144A sr. notes 9 1/8s, 2006                                                                695,000
 ........................................................................................................................
            820,000   Primus Telecommunications Group, Inc.
                      sr. notes Ser. B, 9 7/8s, 2008                                                             615,000
 ........................................................................................................................
            250,000   RSL Communications PLC 144A company
                      guaranty 12 7/8s, 2010                                                                     185,000
 ........................................................................................................................
            797,000   RSL Communications PLC company
                      guaranty 12 1/4s, 2006                                                                     653,540
 ........................................................................................................................
            430,000   RSL Communications PLC 144A company
                      guaranty 10 1/2s, 2008                                                                     292,400
 ........................................................................................................................
            500,000   RSL Communications PLC company
                      guaranty, stepped-coupon zero %
                      (10 1/8s, 3/1/03), 2008 (STP)                                                              200,000
 ........................................................................................................................
            730,000   RSL Communications PLC company
                      guaranty 9 1/8s, 2008                                                                      467,200
 ........................................................................................................................
            320,000   Satelites Mexicanos S.A. de C.V. 144A
                      sr. notes 10 1/8s, 2004 (Mexico)                                                           214,400
 ........................................................................................................................
            350,000   Spectrasite Holdings, Inc. sr. disc. notes
                      stepped-coupon Ser. B, zero %
                      (12 7/8s, 3/15/05), 2010 (STP)                                                             190,750
 ........................................................................................................................
            260,000   Spectrasite Holdings, Inc. sr. disc. notes
                      stepped-coupon zero % (11 1/4s,
                      4/15/04), 2009 (STP)                                                                       150,800
 ........................................................................................................................
            950,000   Startec Global Communications Corp.
                      sr. notes 12s, 2008                                                                        760,000
 ........................................................................................................................
            290,000   Verio, Inc. sr. notes 10 5/8s, 2009                                                        323,350
 ........................................................................................................................
            730,000   Viatel, Inc. sr. disc. notes stepped-coupon
                      zero % (12 1/2s, 4/15/03), 2008 (STP)                                                      343,100
 ........................................................................................................................
            912,000   Viatel, Inc. sr. notes 11 1/2s, 2009                                                       729,600
 ........................................................................................................................
          1,470,000   Viatel, Inc. sr. notes 11 1/4s, 2008                                                     1,087,800
 ........................................................................................................................
          1,000,000   Western Wireless bank term loan FRN
                      9.5s, 2008                                                                               1,000,000
 ........................................................................................................................
             60,000   Williams Communications Group, Inc.
                      sr. notes 10 7/8s, 2009                                                                     58,800
 ........................................................................................................................
            875,000   World Access, Inc. sr. notes Ser. B,
                      13 1/4s, 2008                                                                              765,625
------------------------------------------------------------------------------------------------------------------------
                                                                                                              41,873,603
------------------------------------------------------------------------------------------------------------------------
Telephone (3.3%)
 ........................................................................................................................
          1,105,000   Airgate PCS, Inc. sr. sub. notes
                      stepped-coupon zero % (13 1/2s,
                      10/1/04), 2009 (STP)                                                                       651,950
 ........................................................................................................................
          1,780,000   Alamosa PCS Holdings, Inc. company
                      guaranty stepped-coupon zero %
                      (12 7/8s, 2/15/05), 2010 (STP)                                                             925,600
 ........................................................................................................................
          1,066,667   American Cellular bank term loan FRN
                      9.56s, 2008                                                                              1,064,000
 ........................................................................................................................
            933,333   American Cellular bank term loan FRN
                      9.31s, 2008                                                                                931,000
 ........................................................................................................................
            410,000   Birch Telecommunications, Inc. sr. notes
                      14s, 2008                                                                                  397,700
 ........................................................................................................................
          1,100,000   BTI Telecom Corp. sr. notes 10 1/2s, 2007                                                  838,750
 ........................................................................................................................
          1,630,000   Firstworld Communication Corp.
                      sr. disc. notes stepped-coupon zero %
                      (13, 4/15/03), 2008 (STP)                                                                  766,100
 ........................................................................................................................
          1,505,000   Focal Communications Corp. sr. disc.
                      notes, stepped-coupon Ser. B, zero %
                      (12 1/8s, 2/15/03), 2008 (STP)                                                           1,015,875
 ........................................................................................................................
            480,000   Focal Communications Corp. 144A sr.
                      notes 11 7/8s, 2010                                                                        477,600
 ........................................................................................................................
            335,000   Hyperion Telecommunications Corp.,
                      Inc. sr. notes Ser. B, 12 1/4s, 2004                                                       340,025
 ........................................................................................................................
            470,000   Intermedia Communications, Inc.
                      sr. disc. notes stepped-coupon Ser. B,
                      zero% (121/4s, 3/1/04), 2009 (STP)                                                         287,875
 ........................................................................................................................
            590,000   KMC Telecommunications Holdings, Inc.
                      sr. notes 13 1/2s, 2009                                                                    519,200
 ........................................................................................................................
          2,700,000   KMC Telecommunications Holdings, Inc.
                      sr. disc. notes stepped-coupon zero %
                      (12 1/2s, 2/15/03), 2008 (STP)                                                           1,323,000
 ........................................................................................................................
          1,240,000   Madison River Capital 144A sr. notes
                      13 1/4s, 2010                                                                            1,128,400
 ........................................................................................................................
          1,190,000   McLeodUSA, Inc. sr. notes 9 1/2s, 2008                                                   1,154,300
 ........................................................................................................................
          1,030,000   MGC Communications, Inc. 144A
                      sr. notes 13s, 2010                                                                        957,900
 ........................................................................................................................
            980,000   Microcell Telecommunications sr. disc.
                      notes stepped-coupon Ser. B, zero %
                      (14s, 12/1/01), 2006 (Canada) (STP)                                                        901,600
 ........................................................................................................................
            520,000   Netia Holdings B.V. 144A company
                      guaranty stepped-coupon zero %
                      (11 1/4s, 11/1/01), 2007 (Poland) (STP)                                                    349,700
 ........................................................................................................................
            180,000   Netia Holdings B.V. 144A company
                      guaranty 10 1/4s, 2007 (Poland)                                                            148,500
 ........................................................................................................................
            780,000   NEXTLINK Communications, Inc.
                      sr. notes 10 1/2s, 2009                                                                    764,400
 ........................................................................................................................
            300,000   Telecorp PCS, Inc. company guaranty
                      stepped-coupon zero % (11 5/8s,
                      4/15/04), 2009 (STP)                                                                       196,500
 ........................................................................................................................
            410,000   Time Warner Telecom, Inc. sr. notes
                      9 3/4s, 2008                                                                               397,700
 ........................................................................................................................
            315,000   Transtel S.A. pass-through certificates
                      12 1/2s, 2007                                                                              103,950
 ........................................................................................................................
            390,000   US Xchange LLC sr. notes 15s, 2008                                                         425,100
 ........................................................................................................................
            975,000   US Unwired, Inc. company guaranty,
                      stepped-coupon Ser. B, zero %
                      (13 3/8s, 11/1/04), 2009 (STP)                                                             526,500
 ........................................................................................................................
            170,000   Versatel Telecom N.V. sr. notes
                      13 1/4s, 2008 144A (Netherlands)                                                           173,400
 ........................................................................................................................
            440,000   Versatel Telecom N.V. sr. notes
                      13 1/4s, 2008 (Netherlands)                                                                448,800
 ........................................................................................................................
          1,370,000   VoiceStream Wire, Inc. sr. notes
                      10 3/8s, 2009                                                                            1,411,100
 ........................................................................................................................
          1,621,000   WinStar Communications, Inc. 144A .
                      sr disc. notes stepped-coupon zero %
                      (14 3/4s, 4/15/05), 2010 (STP)                                                             745,660
 ........................................................................................................................
          1,685,000   WinStar Communications, Inc. 144A
                      sr. notes 12 3/4s, 2010                                                                  1,583,900
------------------------------------------------------------------------------------------------------------------------
                                                                                                              20,956,085
------------------------------------------------------------------------------------------------------------------------
Textiles (0.4%)
 ........................................................................................................................
            330,000   Galey & Lord, Inc. company guaranty
                      9 1/8s, 2008                                                                               149,325
 ........................................................................................................................
          1,120,000   Guess Jeans, Inc. sr. sub. notes
                      9 1/2s, 2003                                                                             1,114,400
 ........................................................................................................................
            460,000   Kasper A.S.L., Ltd. sr. notes 12 3/4s, 2004                                                230,000
 ........................................................................................................................
            200,000   Westpoint Stevens, Inc. sr. notes
                      7 7/8s, 2008                                                                               159,000
 ........................................................................................................................
            620,000   Westpoint Stevens, Inc. sr. notes
                      7 7/8s, 2005                                                                               517,700
 ........................................................................................................................
            265,000   William Carter Holdings Co. sr. sub.
                      notes Ser. A, 12s, 2008                                                                    247,775
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,418,200
------------------------------------------------------------------------------------------------------------------------
Tobacco (0.1%)
 ........................................................................................................................
            915,000   North Atlantic Trading Co. company
                      guaranty Ser. B, 11s, 2004                                                                 814,350
------------------------------------------------------------------------------------------------------------------------
Transportation Services (0.4%)
 ........................................................................................................................
            485,000   Transportacion Maritima Mexicana S.A.
                      de C.V. sr. notes 10s, 2006 (Mexico)                                                       339,500
 ........................................................................................................................
          2,000,000   Transportation Tech bank term loan
                      FRN 10.53s, 2007                                                                         1,980,038
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,319,538
------------------------------------------------------------------------------------------------------------------------
Trucks & Parts (0.1%)
 ........................................................................................................................
            380,000   Transportation Manufacturing Operations,
                      Inc. company guaranty 11 1/4s, 2009                                                        326,800
------------------------------------------------------------------------------------------------------------------------
Utilities (0.1%)
 ........................................................................................................................
          1,235,000   Cathay International, Ltd. 144A sr. notes
                      13s, 2008 (China)                                                                          617,500
------------------------------------------------------------------------------------------------------------------------
Waste Management (0.8%)
 ........................................................................................................................
          2,025,000   Allied Waste Industries, Inc. company
                      guaranty Ser. B, 10s, 2009                                                               1,711,125
 ........................................................................................................................
            640,000   Allied Waste Industries, Inc. bank
                      term loan FRN 9.563s, 2006                                                                 598,854
 ........................................................................................................................
            750,000   Allied Waste Industries, Inc. bank
                      term loan FRN 9.375s, 2007                                                                 701,798
 ........................................................................................................................
          1,140,000   Browning-Ferris Industries, Inc. deb.
                      7.4s, 2035                                                                                 786,600
 ........................................................................................................................
            270,000   USA Waste Services, Inc. sr. notes
                      7 1/8s, 2007                                                                               244,442
 ........................................................................................................................
            384,000   USA Waste Services, Inc. sr. notes
                      6 1/2s, 2002                                                                               356,237
 ........................................................................................................................
             30,000   Waste Management, Inc. company
                      guaranty 6 7/8s, 2009                                                                       26,284
 ........................................................................................................................
            706,000   Waste Management, Inc. notes
                      6 5/8s, 2002                                                                               676,666
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,102,006
------------------------------------------------------------------------------------------------------------------------
Water Utilities (0.1%)
 ........................................................................................................................
            480,000   Azurix Corp. 144A notes 10 3/8s, 2007                                                      463,200
------------------------------------------------------------------------------------------------------------------------
                      Total Corporate Bonds and Notes
                      (cost $314,825,907)                                                                   $276,394,646
------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (21.2%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
 ........................................................................................................................
U.S. Government Agency Mortgage Obligations (6.6%)
 ........................................................................................................................
           $246,598   Federal Home Loan Mortgage
                      Corporation 6s, July 1, 2029                                                              $225,894
 ........................................................................................................................
          1,030,000   Federal National Mortgage Association
                      7 1/2s, TBA, June 1, 2030                                                                1,015,353
 ........................................................................................................................
                      Federal National Mortgage Association
                      Pass-Through Certificates
 ........................................................................................................................
             82,767     8s, October 1, 2029                                                                       83,137
 ........................................................................................................................
          5,208,745     7 1/2s, with due dates from
                        September 1, 2029 to June 1, 2030                                                      5,135,457
 ........................................................................................................................
            400,000     7s, April 1, 2030                                                                        386,208
 ........................................................................................................................
          1,897,000     6 5/8s, September 15, 2009                                                             1,832,673
 ........................................................................................................................
            234,581     6 1/2s, August 1, 2010                                                                   226,143
 ........................................................................................................................
          6,934,717     6s, with due dates from April 1, 2029
                        to September 1, 2029                                                                   6,345,959
 ........................................................................................................................
            333,410     5 1/2s, August 15, 2014                                                                  308,761
 ........................................................................................................................
                      Government National Mortgage
                      Association Pass-Through Certificates
 ........................................................................................................................
          6,413,087     8s, with due dates from
                        January 15,2022 to December 15, 2027                                                   6,486,359
 ........................................................................................................................
          3,263,481     7 1/2s, with due dates from
                        January 15, 2023 to January 15, 2024                                                   3,249,317
 ........................................................................................................................
         13,038,961     7s, with due dates from March 15, 2023
                        to July 15, 2028                                                                      12,710,234
 ........................................................................................................................
          3,506,989     6 1/2s, with due dates from
                        February 15, 2027 to January 15, 2029                                                  3,336,313
------------------------------------------------------------------------------------------------------------------------
                                                                                                              41,341,808
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations (14.6%)
 ........................................................................................................................
                      U.S. Treasury Bonds
 ........................................................................................................................
         24,750,000     6 1/2s, November 15, 2026                                                             25,852,118
 ........................................................................................................................
          8,650,000     6 1/8s, November 15, 2027                                                              8,631,057
 ........................................................................................................................
                      U.S. Treasury Notes
 ........................................................................................................................
         23,415,000     6 1/2s, February 15, 2010                                                             24,216,261
 ........................................................................................................................
          1,310,000     6 1/8s, December 31, 2001                                                              1,303,660
 ........................................................................................................................
          1,868,000     5 7/8s, November 15, 2004                                                              1,840,858
 ........................................................................................................................
         30,848,000     5 1/4s, May 15, 2004 (SEG)                                                            29,763,384
------------------------------------------------------------------------------------------------------------------------
                                                                                                              91,607,338
------------------------------------------------------------------------------------------------------------------------
                      Total U.S. Government and
                      Agency Obligations
                      (cost $133,874,006)                                                                   $132,949,146
------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS AND NOTES (16.2%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
 ........................................................................................................................
USD       1,498,000   Argentina (Republic of) bonds
                      11 3/4s, 2015                                                                           $1,355,690
 ........................................................................................................................
USD       4,301,000   Argentina (Republic of) unsub.
                      11 3/4s, 2009                                                                            3,994,769
 ........................................................................................................................
AUD       8,180,000   Australia (Government of) bonds
                      Ser. 909, 7 1/2s, 2009                                                                   5,357,975
 ........................................................................................................................
USD       3,775,000   Brazil (Federal Republic of) notes
                      14 1/2s, 2009                                                                            4,025,283
 ........................................................................................................................
USD       1,160,000   Brazil (Federal Republic of) bonds
                      12 3/4s, 2020                                                                            1,104,900
 ........................................................................................................................
CAD       1,440,000   Canada (Government of) bonds
                      Ser. WB60, 7 1/4s, 2007                                                                  1,042,279
 ........................................................................................................................
CAD      14,290,000   Canada (Government of) bonds
                      Ser. WL43, 5 3/4s, 2029                                                                  9,927,363
 ........................................................................................................................
USD         610,000   Colombia (Republic of) bonds
                      11 3/4s, 2020                                                                              500,200
 ........................................................................................................................
DKK      26,865,000   Denmark (Kingdom of) bonds 7s, 2024                                                      3,971,918
 ........................................................................................................................
DKK      94,375,000   Denmark (Kingdom of) bonds 6s, 2009                                                     12,373,908
 ........................................................................................................................
EUR      14,370,000   Germany (Federal Republic of) bonds
                      Ser. 132, 4 1/8s, 2004                                                                  13,290,181
 ........................................................................................................................
GRD   1,924,000,000   Hellenic Greece (Republic of) bonds
                      6 1/2s, 2014                                                                             5,608,563
 ........................................................................................................................
EUR       3,000,000   Italy (Government of) sr. unsub.
                      4 1/4s, 2002                                                                             2,869,450
 ........................................................................................................................
USD         790,000   Korea (Republic of) unsub. 8 7/8s, 2008                                                    817,650
 ........................................................................................................................
USD         935,000   Morocco (Government of) bonds Ser. A,
                      6.844s, 2009                                                                               790,335
 ........................................................................................................................
NZD      10,725,000   New Zealand (Government of) bonds
                      Ser. 709, 7s, 2009                                                                       5,113,148
 ........................................................................................................................
USD       1,740,000   Philippines (Republic of) notes
                      10 5/8s, 2025                                                                            1,492,050
 ........................................................................................................................
USD       1,020,000   Philippines (Republic of) bonds
                      9 7/8s, 2019                                                                               832,626
 ........................................................................................................................
USD       2,310,000   Russia (Federation of) 144A bonds
                      12 3/4s, 2028                                                                            1,989,488
 ........................................................................................................................
USD       1,905,000   Russia (Federation of) unsub. 10s, 2007                                                  1,462,088
 ........................................................................................................................
USD      18,820,000   Russia (Federation of) deb. FRN
                      6.719s, 2020 (In default) (NON)                                                          5,763,625
 ........................................................................................................................
GBP       2,510,000   United Kingdom Treasury bonds 10s, 2003                                                  4,239,556
 ........................................................................................................................
GBP       2,590,000   United Kingdom Treasury bonds Ser. 85,
                      9 3/4s, 2002                                                                             4,206,122
 ........................................................................................................................
GBP         860,000   United Kingdom Treasury bonds 8s, 2000                                                   1,312,674
 ........................................................................................................................
USD       2,140,000   United Mexican States bonds
                      11 3/8s, 2016                                                                            2,442,382
 ........................................................................................................................
USD       5,045,000   United Mexican States bonds Ser. XW,
                      10 3/8s, 2009                                                                            5,347,700
 ........................................................................................................................
USD       1,225,000   Venezuela (Republic of) bonds 9 1/4s,
                      2027                                                                                       805,438
------------------------------------------------------------------------------------------------------------------------
                      Total Foreign Government
                      Bonds and Notes
                      (cost $100,576,998)                                                                   $102,037,361
------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (5.3%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
 ........................................................................................................................
         $3,540,000   Amresco Commercial Mortgage Funding I
                      Ser. 97-C1, Class F, 7.64s, 2029                                                        $3,323,175
 ........................................................................................................................
          1,415,000   Commercial Mortgage Acceptance Corp.
                      Ser. 97-ML1, Class D, 7.05s, 2010                                                        1,306,001
 ........................................................................................................................
         45,045,590   Commercial Mortgage Asset Trust
                      Ser. 99-C1, Class X, Interest Only (IO),
                      0.99s, 2020                                                                              2,797,753
 ........................................................................................................................
          1,575,000   Countrywide Home Loan Ser. 98-3,
                      Class A5, 6 3/4s, 2028                                                                   1,459,582
 ........................................................................................................................
          1,980,000   Countrywide Mortgage Backed
                      Securities, Inc. Ser. 93-C, Class A8,
                      6 1/2s, 2024                                                                             1,791,326
 ........................................................................................................................
         26,925,573   Deutsche Mortgage & Asset Receiving
                      Corp. Ser. 98-C1, Class X, IO, 1.244s, 2031                                              1,391,505
 ........................................................................................................................
                      Fannie Mae
 ........................................................................................................................
          1,069,126     Ser. 252, Class 2, IO, 7.5s, 2023                                                        332,097
 ........................................................................................................................
            629,475     Ser. 218, Class 2, IO, 7.5s, 2023                                                        192,580
 ........................................................................................................................
          1,191,485     Ser. 304, Class 2, IO, 6s, 2028                                                          344,414
 ........................................................................................................................
            784,574     Ser. 251, Class 2, IO, 4.371s, 2023                                                      236,353
 ........................................................................................................................
            694,000     Ser. 203, Class 2, IO, 4.371s, 2023                                                      209,068
 ........................................................................................................................
          2,871,603     Ser. 281, Class 2, IO, 3.422s, 2026                                                      806,741
 ........................................................................................................................
          6,787,145     Ser. 266, Class 2, IO, 3.401s, 2024                                                    2,057,353
 ........................................................................................................................
                      Freddie Mac
 ........................................................................................................................
            599,353     Ser. 147, IO, 8s, 2023                                                                   179,057
 ........................................................................................................................
            403,806     Ser. 2113, Class ZM, 6.5s, 2028                                                          327,462
 ........................................................................................................................
            745,302     Ser. 1717, Class L, 6.5s, 2024                                                           712,287
 ........................................................................................................................
            985,462     Ser. 2122, Class ZA, 6 1/4s, 2028                                                        748,951
 ........................................................................................................................
          1,225,000     Ser. 44, IO, Class SG, IO, 2.89s, 2023                                                   191,789
 ........................................................................................................................
          1,903,219     Ser. 2090, Class SC, IO, 2.15s, 2028                                                      97,243
 ........................................................................................................................
          1,885,361     Ser. 2090, Class SA, IO, 2.15s, 2028                                                      96,330
 ........................................................................................................................
          1,719,579     Ser. 2090, Class SD, IO, 2.15s, 2028                                                      87,860
 ........................................................................................................................
          1,896,476     Ser. 2090, Class SB, IO, 2.15s, 2028                                                      96,898
 ........................................................................................................................
          5,563,744     Ser. 2191, Class MS, IO, 1.75s, 2027                                                     266,017
 ........................................................................................................................
            287,433     Ser. 2182, Class EC, Principal Only (PO),
                        zero %, 2025                                                                             211,263
 ........................................................................................................................
            925,000   GE Capital Mortgage Services, Inc.
                      Ser. 98-11, Class 2A4, 6 3/4s, 2028                                                        860,250
 ........................................................................................................................
          1,675,000   General Growth Properties Ala Moa
                      Ser. 99-C1, Class E, FRB, 8.88s, 2004                                                    1,677,617
 ........................................................................................................................
            350,000   General Growth Properties-Homart
                      Ser. 99-C1, Class G, 9.13s, 2003                                                           350,793
 ........................................................................................................................
                      General Growth Properties-Ivanhoe
 ........................................................................................................................
            430,000     Ser. 99-C1, Class G, FRB, 9.88s, 2004                                                    430,722
 ........................................................................................................................
            729,000     Ser. 99-C1, Class F, FRB, 9.13s, 2004                                                    730,310
 ........................................................................................................................
                      Government National Mortgage
                      Association
 ........................................................................................................................
            844,231     Ser. 00-17, Class SB, 13.2s, 2026                                                        816,025
 ........................................................................................................................
          1,243,183     Ser. 98-2, Class EA, PO, zero %, 2028                                                    842,645
 ........................................................................................................................
                      Merrill Lynch Mortgage Investors, Inc.
 ........................................................................................................................
            915,000     Ser. 96-C2, Class E 6.96s, 2028                                                          784,613
 ........................................................................................................................
         14,628,277     Ser. 96-C2, IO, 1.61s, 2028                                                              962,266
 ........................................................................................................................
         14,585,644     Ser. 98-C2, IO, 1.57s, 2030                                                            1,011,879
 ........................................................................................................................
          4,911,152   Mortgage Capital Funding, Inc.
                      Ser. 97-MC2, Class X, IO, 1.58s, 2012                                                      323,062
 ........................................................................................................................
            913,580   PNC Mortgage Securities Corp.
                      Ser. 97-6, Class A2, 6.6s, 2027                                                            905,871
 ........................................................................................................................
            197,988   Prudential Home Mortgage Securities
                      Ser. 93-57, Class A4, 5.9s, 2023                                                           194,014
 ........................................................................................................................
          1,000,000   Residential Mortgage Securities
                      Ser. 8, Class M, FRB, 7.43s, 2038                                                        1,497,154
 ........................................................................................................................
            591,752   Rural Housing Trust Ser. 87-1, Class D,
                      6.33s, 2026                                                                                571,041
 ........................................................................................................................
          2,125,000   Starwood Asset Receivables Trust
                      Ser. 00-1, Class E, 9.40s, 2005                                                          2,126,328
------------------------------------------------------------------------------------------------------------------------
                      Total Collateralized Mortgage Obligations
                      (cost $33,873,519)                                                                     $33,347,695
------------------------------------------------------------------------------------------------------------------------
BRADY BONDS (2.8%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
 ........................................................................................................................
         $1,775,000   Argentina (Republic of) gov't. guaranty
                      6s, 2023                                                                                $1,171,500
 ........................................................................................................................
            548,000   Argentina (Republic of) deb. FRB
                      6.688s, 2005                                                                               499,392
 ........................................................................................................................
          8,041,107   Brazil (Federal Republic of) bonds
                      8s, 2014                                                                                 5,900,565
 ........................................................................................................................
            315,000   Bulgaria (Government of) deb.
                      Ser. PDI, FRB, 6.688s, 2011                                                                248,472
 ........................................................................................................................
          1,070,000   Bulgaria (Government of) Ser. A, FRB,
                      6 1/2s, 2024                                                                               842,625
 ........................................................................................................................
          2,585,000   Bulgaria (Government of) Ser. A,
                      FLIRB, 2 3/4s, 2012                                                                      1,880,588
 ........................................................................................................................
          5,605,000   United Mexican States sec. Ser. W-B,
                      6 1/4s, 2019                                                                             4,638,138
 ........................................................................................................................
          1,265,000   Venezuela (Republic of) Ser. W-A,
                      6 3/4s, 2020                                                                               882,338
 ........................................................................................................................
          1,607,130   Venezuela (Republic of) deb. Ser. DL,
                      FRB, 6.762s, 2007                                                                        1,303,865
------------------------------------------------------------------------------------------------------------------------
                      Total Brady Bonds
                      (cost $16,913,020)                                                                     $17,367,483
------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (2.9%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
 ........................................................................................................................
             12,100   AmeriKing, Inc. $3.25 cum. pfd.                                                            $96,800
 ........................................................................................................................
                289   Benedek Communications Corp.
                      11.50% pfd. (PIK)                                                                          206,635
 ........................................................................................................................
             36,699   CGA Group, Ltd. 144A Ser. A,
                      13.75% pfd. (PIK)                                                                          990,873
 ........................................................................................................................
             26,390   Chevy Chase Preferred Corporation
                      Ser. A, $5.19 pfd.                                                                       1,240,330
 ........................................................................................................................
              3,300   Chevy Chase Savings Bank, Inc. $3.25 pfd.                                                   83,325
 ........................................................................................................................
              3,759   Citadel Broadcasting, Inc.
                      $13.25 cum. pfd. (PIK)                                                                     405,972
 ........................................................................................................................
             14,528   CSC Holdings, Inc. Ser. M,
                      $11.13 cum. pfd. (PIK)                                                                   1,532,704
 ........................................................................................................................
             34,000   Diva Systems Corp. zero% pfd.                                                              204,000
 ........................................................................................................................
             22,720   Diva Systems Corp. Ser. C, $6.00 pfd.                                                      136,320
 ........................................................................................................................
              1,140   Doane Pet Care Enterprise $7.12 pfd.                                                        51,300
 ........................................................................................................................
              1,045   Dobson Communications Corp.
                      13.00% pfd. (PIK)                                                                        1,076,350
 ........................................................................................................................
                675   Dobson Communications Corp.
                      12.25% pfd. (PIK)                                                                          648,000
 ........................................................................................................................
                310   First Republic Cap Corp. Ser. 144A,
                      10.50% pfd.                                                                                269,700
 ........................................................................................................................
             10,600   Fitzgeralds Gaming Corp. $3.75 pfd.                                                            106
 ........................................................................................................................
                425   Fresenius Medical Capital Trust I Ser. D,
                      9.00% company guaranty, pfd. (Germany)                                                     410,125
 ........................................................................................................................
                860   Fresenius Medical Capital Trust II 7.875%
                      company guaranty, pfd. (Germany)                                                           769,700
 ........................................................................................................................
              4,880   Global Crossing Holdings, Ltd.
                      $10.50 cum. pfd. (PIK)                                                                     466,040
 ........................................................................................................................
             46,000   Golden State Bancorp Ser. A, $2.28 pfd.                                                  1,069,500
 ........................................................................................................................
                838   Granite Broadcasting 12.75% cum. pfd. (PIK)                                                712,300
 ........................................................................................................................
              1,017   ICG Holdings, Inc. 14.25% pfd. (PIK)                                                       793,260
 ........................................................................................................................
                560   ICG Holdings, Inc. 14.00% pfd. (PIK)                                                       408,800
 ........................................................................................................................
              1,284   Intermedia Communications Ser. B,
                      13.50% pfd. (PIK)                                                                        1,232,640
 ........................................................................................................................
             40,000   Lowen Group Capital LP. Ser. A,
                      $2.36 cum. pfd.                                                                             60,000
 ........................................................................................................................
                663   Nextel Communications, Inc. Ser. D,
                      13.00% cum. pfd. (PIK)                                                                     706,095
 ........................................................................................................................
             19,805   NEXTLINK Communications, Inc.
                      $7.00 cum. pfd. (PIK)                                                                    1,029,860
 ........................................................................................................................
                388   NEXTLINK Communications, Inc. Ser. B,
                      13.50% pfd. (PIK)                                                                          382,180
 ........................................................................................................................
                134   Paxson Communications Corp. 144A
                      13.25% cum. pfd. (PIK)                                                                   1,286,400
 ........................................................................................................................
             19,997   Public Service of New Hampshire
                      Ser. A, $2.65 cum. pfd.                                                                    499,925
 ........................................................................................................................
                734   R & B Falcon Corp. 13.875% cum. pfd. (PIK)                                                 833,090
 ........................................................................................................................
                783   Rural Cellular Corp. 12.25% pfd. (PIK)                                                     736,020
------------------------------------------------------------------------------------------------------------------------
                      Total Preferred Stocks
                      (cost $19,922,035)                                                                     $18,338,350
------------------------------------------------------------------------------------------------------------------------
UNITS (1.3%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Units                                                                                                    Value
 ........................................................................................................................
                760   AP Pegasus Shipping units 14 1/2s, 2008                                                    $34,200
 ........................................................................................................................
                975   App China Group, Ltd. units 14s,
                      2010 (Singapore)                                                                           614,250
 ........................................................................................................................
                840   Australis Media, Ltd. units 15 3/4s, 2003                                                       84
 ........................................................................................................................
                460   Colo.com units 13 7/8s, 2010                                                               494,500
 ........................................................................................................................
                690   Dayton Superior Corp. units 13s, 2009                                                      681,375
 ........................................................................................................................
                570   Equinix, Inc. units 13s, 2007                                                              615,600
 ........................................................................................................................
                960   Huntsman Packaging Corp. units 13s, 2010                                                   960,000
 ........................................................................................................................
              1,080   Investcorp units 12 3/4s, 2010                                                           1,071,900
 ........................................................................................................................
                620   IPCS, Inc. units stepped-coupon
                      zero % (14s 7/15/05), 2010 (STP)                                                           322,400
 ........................................................................................................................
                290   Leap Wireless units 12 1/2s, 2010                                                          249,400
 ........................................................................................................................
                885   Maxcom Telecomunicacione units
                      13 3/4s, 2007 (Mexico)                                                                     796,500
 ........................................................................................................................
              1,260   TeleWest Communications PLC 144A
                      sr. notes 9 7/8s, 2010 (United Kingdom)                                                  1,203,300
 ........................................................................................................................
              1,420   Ubiquitel Operating Co. units company
                      guaranty stepped-coupon zero %
                      (14s, 4/15/05), 2010 (STP)                                                                 809,400
 ........................................................................................................................
                650   XCL, Ltd. units 13 1/2s, 2004                                                              117,000
 ........................................................................................................................
                440   XM Satellite Radio, Inc. units 14s, 2010                                                   387,200
------------------------------------------------------------------------------------------------------------------------
                      Total Units
                      (cost $10,452,217)                                                                      $8,357,109
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES (0.4%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
 ........................................................................................................................
         $1,940,000   Cybernet Internet Services Intl., Inc. 144A
                      cv. sr. disc. notes stepped-coupon zero %
                      (13s, 8/15/04), 2009 (STP)                                                                $931,200
 ........................................................................................................................
          1,050,000   Exide Corp. 144A cv. sr. sub. notes
                      2.9s, 2005                                                                                 509,250
 ........................................................................................................................
            450,000   HEALTHSOUTH Corp. cv. sub. deb.
                      3 1/4s, 2003                                                                               353,250
 ........................................................................................................................
          1,000,000   Micron Technology, Inc cv. 6 1/2s, 2005                                                    840,000
 ........................................................................................................................
            150,000   Parker Drilling Corp. cv. sub. notes
                      5 1/2s, 2004                                                                               122,813
------------------------------------------------------------------------------------------------------------------------
                      Total Convertible Bonds and Notes
                      (cost $2,979,643)                                                                       $2,756,513
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.4%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
 ........................................................................................................................
              1,900   Global Crossing Ltd. 6.75% cum cv. pfd.                                                   $416,813
 ........................................................................................................................
              1,400   Global Crossing, Ltd. 7.00% cum cv. pfd.                                                   249,550
 ........................................................................................................................
             24,670   Global Telesystems Group, Inc. 144A
                      $3.625 cv. pfd.                                                                            561,243
 ........................................................................................................................
                650   Interact Systems, Inc. 14.00% cv. pfd.                                                         650
 ........................................................................................................................
              4,200   LTV Corp. (The) 144A $4.13 cv. pfd.                                                        187,950
 ........................................................................................................................
                 30   Paxson Communications Corp. 144A
                      9.75% cv. pfd. (PIK)                                                                       288,000
 ........................................................................................................................
             17,700   PSINet, Inc. 144A $3.50 cv. pfd.                                                           601,800
 ........................................................................................................................
              4,200   RSL Communications, Ltd. 144A
                      7.50% cv. pfd. (Bermuda)                                                                   140,175
 ........................................................................................................................
                100   World Access 144A Series D,
                      zero % cv. pfd.                                                                            100,000
 ........................................................................................................................
              2,800   XCL, Ltd. 144A 9.50% cv. pfd. (PIK)                                                          1,400
 ........................................................................................................................
                553   XCL, Ltd. 144A Ser. A, 9.50% cv. pfd. (PIK)                                                    277
------------------------------------------------------------------------------------------------------------------------
                      Total Convertible Preferred Stocks
                      (cost $3,767,572)                                                                       $2,547,858
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (0.2%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
 ........................................................................................................................
             23,770   360Networks, Inc. 144A (Canada) (NON)                                                     $297,125
 ........................................................................................................................
                200   AmeriKing, Inc. (NON)                                                                        2,000
 ........................................................................................................................
            143,564   Celcaribe S.A. 144A (Colombia) (NON)                                                        17,946
 ........................................................................................................................
             30,000   Contour Energy Co. (NON)                                                                    60,938
 ........................................................................................................................
             20,830   Fitzgeralds Gaming Corp. (NON)                                                                 208
 ........................................................................................................................
              6,121   MGC Communications, Inc.                                                                   366,877
 ........................................................................................................................
                233   Mothers Work, Inc. (NON)                                                                     2,621
 ........................................................................................................................
                215   Paging Do Brazil Holdings Co., LLC
                      144A Class B, (Brazil) (NON)                                                                     2
 ........................................................................................................................
                 61   Premium Holdings 144A                                                                          611
 ........................................................................................................................
             52,810   PSF Holdings LLC Class A                                                                   528,100
 ........................................................................................................................
              8,850   Spanish Broadcasting System, Inc. (NON)                                                    141,600
 ........................................................................................................................
              2,907   Viatel, Inc. (NON)                                                                          83,038
------------------------------------------------------------------------------------------------------------------------
                      Total Common Stocks
                      (cost $2,875,708)                                                                       $1,501,066
------------------------------------------------------------------------------------------------------------------------
WARRANTS (0.2%) (a) (NON)
------------------------------------------------------------------------------------------------------------------------
Number of Warrants                                                                     Expiration Date             Value
 ........................................................................................................................
                  6   Anker Coal
                      Group, Inc. 144A                                                        10/28/09                $1
 ........................................................................................................................
                410   Bestel S.A. de C.V. (Mexico)                                             5/15/05            49,200
 ........................................................................................................................
                410   Birch Telecommunications,
                      Inc. 144A (PIK)                                                          6/15/08            22,550
 ........................................................................................................................
                713   Carrier1 Intl. SA                                                        2/19/09           221,030
 ........................................................................................................................
              2,575   CellNet Data Systems, Inc.                                               10/1/07                 1
 ........................................................................................................................
             36,500   CGA Group, Ltd. 144A                                                     2/11/07               365
 ........................................................................................................................
              1,100   Comunicacion Cellular
                      144A (Colombia)                                                         11/15/03             2,200
 ........................................................................................................................
                120   Cybernet Internet
                      Services Intl., Inc. 144A                                                 7/1/09             2,400
 ........................................................................................................................
              1,240   Decrane Aircraft Holdings                                                9/30/08                 1
 ........................................................................................................................
                515   Diva Systems Corp.                                                       5/15/06           309,000
 ........................................................................................................................
              5,988   Diva Systems Corp.                                                        3/1/08            83,832
 ........................................................................................................................
                670   Epic Resorts                                                             6/15/05                 7
 ........................................................................................................................
                650   Firstworld Communication
                      Corp.                                                                    4/15/08            45,500
 ........................................................................................................................
                300   Globalstar Telecommunications                                            2/15/04               300
 ........................................................................................................................
              5,181   ICG Communications                                                      10/15/05            82,896
 ........................................................................................................................
                650   Interact Systems, Inc.                                                    8/1/03                 7
 ........................................................................................................................
                650   Interact Systems, Inc. 144A                                             12/15/09                 7
 ........................................................................................................................
                270   International Wireless
                      Communications
                      Holdings 144A                                                            8/15/01                 1
 ........................................................................................................................
             10,751   Intira Corp. Class A                                                      2/1/10                 1
 ........................................................................................................................
              3,694   Intira Corp. Class B                                                      2/1/10                 1
 ........................................................................................................................
                650   Iridium World Com 144A                                                   7/15/05                 1
 ........................................................................................................................
              1,750   KMC Telecommunications
                      Holdings, Inc.                                                           4/15/08             5,250
 ........................................................................................................................
              1,035   Knology Holdings                                                        10/22/07             7,763
 ........................................................................................................................
              1,660   McCaw International, Ltd.                                                4/15/07             6,640
 ........................................................................................................................
                495   Mediq, Inc. 144A                                                          6/1/09                 5
 ........................................................................................................................
                 30   Motient Corp. 144A                                                        4/1/08             1,200
 ........................................................................................................................
                235   Onepoint Communications, Inc.                                             6/1/08             4,700
 ........................................................................................................................
                500   Orbital Imaging Corp. 144A                                                3/1/05            10,000
 ........................................................................................................................
                585   Orion Network Systems                                                    1/15/07             6,435
 ........................................................................................................................
                460   Pagemart, Inc. 144A                                                     12/31/03             5,060
 ........................................................................................................................
                795   Pathnet, Inc. 144A                                                       4/15/08             7,950
 ........................................................................................................................
                960   Paxson Communications
                      Corp. 144A                                                               6/30/03             2,122
 ........................................................................................................................
                640   R & B Falcon Corp. 144A                                                   5/1/09           320,000
 ........................................................................................................................
                395   Raintree Resort Corp.                                                    12/1/04                 4
 ........................................................................................................................
                750   Signature Brands, Ltd.                                                   8/15/02                 8
 ........................................................................................................................
                950   Startec Global
                      Communications Corp.                                                     5/15/08             3,325
 ........................................................................................................................
                235   Sterling Chemicals Holdings                                              8/15/08             1,998
 ........................................................................................................................
                360   Telehub Communications Corp.                                             7/31/05               180
 ........................................................................................................................
              1,390   UIH Australia/Pacific, Inc. 144A                                         5/15/06            41,700
 ........................................................................................................................
                 30   Versatel Telecom N.V.
                      (Netherlands)                                                            5/15/08            15,990
------------------------------------------------------------------------------------------------------------------------
                      Total Warrants
                      (cost $626,880)                                                                         $1,259,631
------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (--%) (a) (cost $390,371)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
 ........................................................................................................................
           $390,432   Contimortgage Home Equity Loan Trust
                      Ser. 97-1, Class M2, 7.67s, 2028                                                          $190,518
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (3.1%) (a) (cost $19,378,000)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
 ........................................................................................................................
        $19,378,000   Interest in $500,000,000 joint repurchase
                      agreement dated June 30, 2000 with
                      S.B.C. Warburg, Inc. due July 3, 2000
                      with respect to various U.S.Treasury
                      obligations -- maturity value of
                      19,388,658, for an effective
                      yield of 6.60%                                                                         $19,378,000
------------------------------------------------------------------------------------------------------------------------
                      Total Investments
                      (cost $660,455,876) (b)                                                               $616,425,376
------------------------------------------------------------------------------------------------------------------------

Forward Currency Contracts to Buy at June 30, 2000 (Unaudited)
(aggregate face value $132,841,278)
-----------------------------------------------------------------------------
                                                                   Unrealized
                              Market     Aggregate    Delivery  Appreciation/
                               Value    Face Value        Date (Depreciation)
 .............................................................................
Australian Dollar        $23,679,518   $23,329,300     9/20/00       $350,218
 .............................................................................
Canadian Dollar            2,211,699     2,216,678     9/20/00         (4,979)
 .............................................................................
Euro Dollar               65,908,558    65,593,145     9/20/00        315,413
 .............................................................................
Japanese Yen              38,375,737    38,256,703     9/20/00        119,034
 .............................................................................
Swedish Krone              1,932,560     1,922,917     9/20/00          9,643
 .............................................................................
Swiss Franc                1,559,624     1,522,535     9/20/00         37,089
-----------------------------------------------------------------------------
                                                                     $826,418
-----------------------------------------------------------------------------
Forward Currency Contracts to Sell at June 30, 2000 (Unaudited)
(aggregate face value $104,553,033)
-----------------------------------------------------------------------------
                                                                   Unrealized
                              Market     Aggregate    Delivery  Appreciation/
                               Value    Face Value        Date (Depreciation)
 .............................................................................
British Pounds           $11,254,552   $11,312,869     9/20/00        $58,317
 .............................................................................
Canadian Dollar           11,362,424    11,410,111     9/20/00         47,687
 .............................................................................
Danish Krone              16,085,163    15,831,536     9/20/00       (253,627)
 .............................................................................
Euro Dollar               11,187,833    11,177,440     9/20/00        (10,393)
 .............................................................................
Greek Drachma              5,792,692     5,777,968     9/20/00        (14,724
 .............................................................................
Japanese Yen              43,979,327    43,823,749     9/20/00       (155,578)
 .............................................................................
New Zealand Dollar         5,179,924     5,219,356     9/20/00         39,432
-----------------------------------------------------------------------------
                                                                    $(288,886)
-----------------------------------------------------------------------------
Futures Contracts Outstanding at June 30, 2000 (Unaudited)
-----------------------------------------------------------------------------
                                                                   Unrealized
                               Total     Aggregate  Expiration  Appreciation/
                               Value    Face Value        Date (Depreciation)
 .............................................................................
Euro-Bund (Short)        $10,069,906    $9,940,665      Sep-00      $(129,241)
 .............................................................................
EuroYen 3 Mo (Long)        5,640,669     5,646,703      Mar-01         (6,034)
 .............................................................................
EuroYen 3 Mo (Short)       5,628,191     5,632,384      Sep-01          4,193
 .............................................................................
US Treasury Note
10 Yr (Long)              12,113,578    11,752,295      Sep-00        361,283
 .............................................................................
US Treasury Note
5 Yr (Short)              30,001,734    29,361,072      Sep-00       (640,662)
 .............................................................................
US Treasury Bond
(Long)                       292,031       282,267      Sep-00          9,764
 .............................................................................
US Treasury Bond
(Long)                     2,044,219     1,974,211      Sep-00         70,008
-----------------------------------------------------------------------------
                                                                    $(330,689)
-----------------------------------------------------------------------------
See page 133 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT George Putnam Fund
The fund's portfolio
June 30, 2000 (Unaudited)

COMMON STOCKS (62.8%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
 ........................................................................................................................
Aerospace/Defense (1.0%)
 ........................................................................................................................
             55,300   Boeing Co.                                                                              $2,312,231
 ........................................................................................................................
             46,000   Lockheed Martin Corp.                                                                    1,141,375
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,453,606
------------------------------------------------------------------------------------------------------------------------
Automotive (0.7%)
 ........................................................................................................................
             32,900   Ford Motor Co.                                                                           1,414,700
 ........................................................................................................................
             15,666   General Motors Corp.                                                                       909,607
 ........................................................................................................................
              4,308   Visteon Corp. (NON)                                                                         52,231
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,376,538
------------------------------------------------------------------------------------------------------------------------
Banking (6.8%)
 ........................................................................................................................
             67,405   Bank of America Corp.                                                                    2,898,415
 ........................................................................................................................
             68,300   BB&T Corp.                                                                               1,630,663
 ........................................................................................................................
             66,300   Charter One Financial, Inc.                                                              1,524,900
 ........................................................................................................................
             45,750   Chase Manhattan Corp.                                                                    2,107,359
 ........................................................................................................................
             50,500   Comerica, Inc.                                                                           2,266,188
 ........................................................................................................................
             60,700   Firstar Corp.                                                                            1,278,494
 ........................................................................................................................
             61,108   Fleet Boston Corporation                                                                 2,077,672
 ........................................................................................................................
             50,700   Mellon Financial Corp.                                                                   1,847,381
 ........................................................................................................................
             38,800   PNC Bank Corp.                                                                           1,818,750
 ........................................................................................................................
             55,950   Synovus Financial Corp.                                                                    986,119
 ........................................................................................................................
             59,700   U.S. Bancorp                                                                             1,149,225
 ........................................................................................................................
             37,000   Washington Mutual, Inc.                                                                  1,068,375
 ........................................................................................................................
             64,400   Wells Fargo Co.                                                                          2,495,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                              23,149,041
------------------------------------------------------------------------------------------------------------------------
Beverage (1.6%)
 ........................................................................................................................
             14,400   Anheuser-Busch Cos., Inc.                                                                1,075,500
 ........................................................................................................................
             21,900   Coca-Cola Co.                                                                            1,257,881
 ........................................................................................................................
             30,000   Diageo PLC ADR (United Kingdom)                                                          1,066,875
 ........................................................................................................................
             49,000   Fortune Brands, Inc.                                                                     1,130,063
 ........................................................................................................................
             26,100   Pepsi Bottling Group, Inc. (The)                                                           761,794
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,292,113
------------------------------------------------------------------------------------------------------------------------
Cable Television (0.1%)
 ........................................................................................................................
              5,148   General Motors Corp. Class H (NON)                                                         451,737
------------------------------------------------------------------------------------------------------------------------
Capital Goods (0.4%)
 ........................................................................................................................
             19,200   Eaton Corp.                                                                              1,286,400
------------------------------------------------------------------------------------------------------------------------
Chemicals (1.6%)
 ........................................................................................................................
             20,400   Dow Chemical Co.                                                                           615,825
 ........................................................................................................................
             40,030   du Pont (E.I.) de Nemours & Co., Ltd.                                                    1,751,313
 ........................................................................................................................
             56,700   Engelhard Corp.                                                                            967,444
 ........................................................................................................................
             14,900   Minnesota Mining & Manufacturing Co.                                                     1,229,250
 ........................................................................................................................
             21,100   PPG Industries, Inc.                                                                       934,994
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,498,826
------------------------------------------------------------------------------------------------------------------------
Computers (2.8%)
 ........................................................................................................................
             11,400   Gateway, Inc. (NON)                                                                        646,950
 ........................................................................................................................
             34,900   Hewlett-Packard Co.                                                                      4,358,138
 ........................................................................................................................
             43,100   IBM Corp.                                                                                4,722,144
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,727,232
------------------------------------------------------------------------------------------------------------------------
Conglomerates (1.2%)
 ........................................................................................................................
              1,200   Berkshire Hathaway, Inc. Class B (NON)                                                   2,112,000
 ........................................................................................................................
             20,900   Honeywell International, Inc.                                                              704,069
 ........................................................................................................................
             25,600   Tyco International, Ltd.                                                                 1,212,800
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,028,869
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (1.0%)
 ........................................................................................................................
             23,900   Capital One Financial Corp.                                                              1,066,538
 ........................................................................................................................
             41,400   Household International, Inc.                                                            1,720,688
 ........................................................................................................................
             23,100   MBNA Corp.                                                                                 626,588
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,413,814
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (0.5%)
 ........................................................................................................................
             30,600   Kimberly-Clark Corp.                                                                     1,755,675
------------------------------------------------------------------------------------------------------------------------
Distribution (0.6%)
 ........................................................................................................................
             45,100   SYSCO Corp.                                                                              1,899,838
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (3.5%)
 ........................................................................................................................
             37,400   CiNergy Corp.                                                                              951,363
 ........................................................................................................................
             40,600   CP&L, Inc.                                                                               1,296,663
 ........................................................................................................................
             20,300   Dominion Resources, Inc.                                                                   870,363
 ........................................................................................................................
             69,895   DPL, Inc.                                                                                1,533,322
 ........................................................................................................................
             37,700   Duke Energy Corp.                                                                        2,125,338
 ........................................................................................................................
             62,900   Entergy Corp.                                                                            1,710,094
 ........................................................................................................................
             39,300   PG&E Corp.                                                                                 967,763
 ........................................................................................................................
             32,200   Reliant Energy, Inc.                                                                       951,913
 ........................................................................................................................
             49,500   TXU Corp.                                                                                1,460,250
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,867,069
------------------------------------------------------------------------------------------------------------------------
Electrical Equipment (0.8%)
 ........................................................................................................................
             44,050   Emerson Electric Co.                                                                     2,659,519
------------------------------------------------------------------------------------------------------------------------
Electronics (0.6%)
 ........................................................................................................................
             47,700   Motorola, Inc.                                                                           1,386,281
 ........................................................................................................................
             20,300   W W Grainger                                                                               625,494
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,011,775
------------------------------------------------------------------------------------------------------------------------
Energy (0.6%)
 ........................................................................................................................
             10,300   Schlumberger, Ltd.                                                                         768,638
 ........................................................................................................................
             25,800   Transocean Sedco Forex, Inc.                                                             1,378,688
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,147,326
------------------------------------------------------------------------------------------------------------------------
Financial (2.4%)
 ........................................................................................................................
             78,800   Citigroup, Inc.                                                                          4,747,700
 ........................................................................................................................
             52,500   Fannie Mae                                                                               2,739,844
 ........................................................................................................................
             15,100   MGIC Investment Corp.                                                                      687,050
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,174,594
------------------------------------------------------------------------------------------------------------------------
Food (1.7%)
 ........................................................................................................................
             54,100   Archer Daniels Midland Co.                                                                 530,856
 ........................................................................................................................
             43,300   General Mills, Inc.                                                                      1,656,225
 ........................................................................................................................
             42,800   Heinz (H.J.) Co.                                                                         1,872,500
 ........................................................................................................................
             94,800   Sara Lee Corp.                                                                           1,830,825
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,890,406
------------------------------------------------------------------------------------------------------------------------
Health Care Services (2.1%)
 ........................................................................................................................
             34,000   Baxter International, Inc.                                                               2,390,625
 ........................................................................................................................
             20,700   CIGNA Corp.                                                                              1,935,450
 ........................................................................................................................
             46,900   HCA - The Healthcare Corp.                                                               1,424,588
 ........................................................................................................................
             88,900   HEALTHSOUTH Corp. (NON)                                                                    638,969
 ........................................................................................................................
             19,000   Mallinckrodt, Inc.                                                                         825,313
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,214,945
------------------------------------------------------------------------------------------------------------------------
Insurance (2.4%)
 ........................................................................................................................
             21,800   AFLAC, Inc.                                                                              1,001,438
 ........................................................................................................................
             28,100   American General Corp.                                                                   1,714,100
 ........................................................................................................................
             25,200   AON Corp.                                                                                  782,775
 ........................................................................................................................
             51,400   Hartford Financial Services Group                                                        2,875,188
 ........................................................................................................................
             25,400   Lincoln National Corp.                                                                     917,575
 ........................................................................................................................
             39,200   Torchmark Corp.                                                                            967,750
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,258,826
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (0.5%)
 ........................................................................................................................
             37,740   Bear Stearns Companies, Inc.                                                             1,570,928
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.6%)
 ........................................................................................................................
             63,100   Starwood Hotels & Resorts
                      Worldwide, Inc.                                                                          2,054,694
------------------------------------------------------------------------------------------------------------------------
Machinery (0.4%)
 ........................................................................................................................
             13,800   Caterpillar, Inc.                                                                          467,475
 ........................................................................................................................
             22,500   Dover Corp.                                                                                912,656
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,380,131
------------------------------------------------------------------------------------------------------------------------
Manufacturing (0.5%)
 ........................................................................................................................
             30,700   Illinois Tool Works, Inc.                                                                1,749,900
------------------------------------------------------------------------------------------------------------------------
Media (0.5%)
 ........................................................................................................................
             42,200   Disney (Walt) Productions, Inc.                                                          1,637,888
------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (0.6%)
 ........................................................................................................................
             53,867   Sempra Energy                                                                              915,739
 ........................................................................................................................
             31,100   Williams Cos., Inc.                                                                      1,296,481
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,212,220
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (5.7%)
 ........................................................................................................................
             42,600   BP Amoco PLC ADR (United Kingdom)                                                        2,409,563
 ........................................................................................................................
             48,100   Conoco, Inc.                                                                             1,058,200
 ........................................................................................................................
             46,341   Conoco, Inc. Class B                                                                     1,138,251
 ........................................................................................................................
            101,296   Exxon Mobil Corp.                                                                        7,951,736
 ........................................................................................................................
             79,700   Royal Dutch Petroleum Co. PLC ADR
                      (Netherlands)                                                                            4,906,531
 ........................................................................................................................
             26,800   Tosco Corp.                                                                                758,775
 ........................................................................................................................
             59,600   Union Pacific Resources Group, Inc.                                                      1,311,200
------------------------------------------------------------------------------------------------------------------------
                                                                                                              19,534,256
------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products (1.1%)
 ........................................................................................................................
             46,600   Mead Corp.                                                                               1,176,650
 ........................................................................................................................
             51,800   Owens-Illinois, Inc. (NON)                                                                 605,413
 ........................................................................................................................
             44,500   Weyerhaeuser Co.                                                                         1,913,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,695,563
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (6.4%)
 ........................................................................................................................
             77,600   Abbott Laboratories                                                                      3,458,050
 ........................................................................................................................
             71,300   Bristol-Myers Squibb Co.                                                                 4,153,225
 ........................................................................................................................
             47,100   Johnson & Johnson                                                                        4,798,313
 ........................................................................................................................
             53,000   Merck & Co., Inc.                                                                        4,061,125
 ........................................................................................................................
             57,522   Pharmacia Corp.                                                                          2,973,168
 ........................................................................................................................
             48,800   Schering-Plough Corp.                                                                    2,464,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                              21,908,281
------------------------------------------------------------------------------------------------------------------------
Photography/Imaging (0.7%)
 ........................................................................................................................
             25,700   Eastman Kodak Co.                                                                        1,529,150
 ........................................................................................................................
             42,100   Xerox Corp.                                                                                873,575
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,402,725
------------------------------------------------------------------------------------------------------------------------
Publishing (0.7%)
 ........................................................................................................................
             28,000   McGraw-Hill, Inc.                                                                        1,512,000
 ........................................................................................................................
             28,100   Tribune Co.                                                                                983,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,495,500
------------------------------------------------------------------------------------------------------------------------
Railroads (0.4%)
 ........................................................................................................................
             15,200   CSX Corp.                                                                                  322,050
 ........................................................................................................................
             29,300   Union Pacific Corp.                                                                      1,089,594
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,411,644
------------------------------------------------------------------------------------------------------------------------
Real Estate (0.9%)
 ........................................................................................................................
             43,800   Equity Office Properties Trust (R)                                                       1,207,238
 ........................................................................................................................
             42,200   Equity Residential Properties Trust (R)                                                  1,941,200
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,148,438
------------------------------------------------------------------------------------------------------------------------
Regional Bells (4.6%)
 ........................................................................................................................
             67,900   Bell Atlantic Corp.                                                                      3,450,169
 ........................................................................................................................
             75,000   BellSouth Corp.                                                                          3,196,875
 ........................................................................................................................
             48,200   GTE Corp.                                                                                3,000,450
 ........................................................................................................................
            141,100   SBC Communications, Inc. (SEG)                                                           6,102,575
------------------------------------------------------------------------------------------------------------------------
                                                                                                              15,750,069
------------------------------------------------------------------------------------------------------------------------
Retail (1.8%)
 ........................................................................................................................
             29,000   Albertsons, Inc.                                                                           964,250
 ........................................................................................................................
             28,400   CVS Corp.                                                                                1,136,000
 ........................................................................................................................
             53,900   Federated Department Stores, Inc. (NON)                                                  1,819,125
 ........................................................................................................................
             91,800   K mart Corp. (NON)                                                                         625,388
 ........................................................................................................................
             30,800   Sears, Roebuck & Co.                                                                     1,004,850
 ........................................................................................................................
             45,000   Staples, Inc. (NON)                                                                        691,875
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,241,488
------------------------------------------------------------------------------------------------------------------------
Software (0.6%)
 ........................................................................................................................
             38,700   Computer Associates International, Inc.                                                  1,980,956
------------------------------------------------------------------------------------------------------------------------
Technology Services (0.4%)
 ........................................................................................................................
             30,000   Electronic Data Systems Corp.                                                            1,237,500
------------------------------------------------------------------------------------------------------------------------
Telecommunications (2.1%)
 ........................................................................................................................
             38,050   ALLTEL Corp.                                                                             2,356,722
 ........................................................................................................................
             76,150   AT&T Corp.                                                                               2,408,244
 ........................................................................................................................
             44,000   Sprint Corp.                                                                             2,244,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,008,966
------------------------------------------------------------------------------------------------------------------------
Textiles (0.3%)
 ........................................................................................................................
             79,335   Shaw Industries, Inc.                                                                      991,688
------------------------------------------------------------------------------------------------------------------------
Tobacco (1.0%)
 ........................................................................................................................
            130,600   Philip Morris Cos., Inc.                                                                 3,469,063
------------------------------------------------------------------------------------------------------------------------
Toys (0.1%)
 ........................................................................................................................
             33,000   Hasbro, Inc.                                                                               497,063
------------------------------------------------------------------------------------------------------------------------
Waste Management (0.5%)
 ........................................................................................................................
             83,200   Waste Management, Inc.                                                                   1,580,800
------------------------------------------------------------------------------------------------------------------------
                      Total Common Stocks
                      (cost $215,335,498)                                                                   $214,517,910
------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (15.1%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
 ........................................................................................................................
Aerospace and Defense (0.8%)
 ........................................................................................................................
           $560,000   Boeing Co. deb. 6 5/8s, 2038                                                              $487,150
 ........................................................................................................................
            410,000   Litton Industries Inc. sr. notes 8s, 2009                                                  410,582
 ........................................................................................................................
            720,000   Lockheed Martin Corp. bonds
                      8 1/2s, 2029                                                                               727,042
 ........................................................................................................................
            405,000   Norsk Hydro ASA notes 6.36s,
                      2009 (Norway)                                                                              368,643
 ........................................................................................................................
            600,000   Raytheon Co. deb. 6.4s, 2018                                                               493,170
 ........................................................................................................................
            170,000   Sequa Corp. sr. notes 9s, 2009                                                             163,200
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,649,787
------------------------------------------------------------------------------------------------------------------------
Airlines (0.5%)
 ........................................................................................................................
            104,996   Airbus Industries 144A 8.027s, 2020                                                        103,366
 ........................................................................................................................
            276,821   Atlas Air, Inc. pass-through certificates
                      Ser. 99-1A, 7.2s, 2019                                                                     255,368
 ........................................................................................................................
             22,193   Continental Airlines, Inc. pass-through
                      certificates Ser. 97-CI, 7.42s, 2007                                                        21,628
 ........................................................................................................................
             17,294   Continental Airlines, Inc. pass-through
                      certificates Ser. 97-4C, 6.8s, 2009                                                         16,439
 ........................................................................................................................
            386,690   Continental Airlines, Inc. pass-through
                      certificates Ser. 98-1 6.541s, 2009                                                        364,521
 ........................................................................................................................
            110,000   Continental Airlines, Inc. pass-thru
                      certificates Ser. 98-2, 6.32s, 2008                                                        100,000
 ........................................................................................................................
            445,000   Delta Air Lines, Inc.144A deb. 8.3s, 2029                                                  389,086
 ........................................................................................................................
            118,201   Northwest Airlines Corp. pass-thru
                      certificate Ser. 1999-1A, 6.81s, 2020                                                      107,187
 ........................................................................................................................
            150,000   Northwest Airlines, Inc. company
                      guaranty 8.7s, 2007                                                                        138,758
 ........................................................................................................................
             40,000   Northwest Airlines, Inc. company
                      guaranty 7 7/8s, 2008                                                                       35,269
 ........................................................................................................................
            255,000   United Air Lines Corp. deb. 9 3/4s, 2021                                                   248,622
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,780,244
------------------------------------------------------------------------------------------------------------------------
Automotive (0.8%)
 ........................................................................................................................
            885,000   Chrysler Corp. deb. Ser. B, 7.45s, 2097                                                    804,253
 ........................................................................................................................
             85,000   Delphi Automotive Systems Corp. deb.
                      7 1/8s, 2029                                                                                72,468
 ........................................................................................................................
            400,000   Federal Mogul Corp. notes 7 1/2s, 2009                                                     280,000
 ........................................................................................................................
            895,000   Ford Motor Co. deb. 7.4s, 2046                                                             820,948
 ........................................................................................................................
            490,000   Ford Motor Co. bonds 6 5/8s, 2028                                                          412,605
 ........................................................................................................................
            275,000   TRW, Inc. deb. 7 3/4s, 2029                                                                244,822
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,635,096
------------------------------------------------------------------------------------------------------------------------
Banking (2.1%)
 ........................................................................................................................
            380,000   Abbey National Capital Trust I
                      company guaranty 8.963s, 2049                                                              376,884
 ........................................................................................................................
             87,000   Bank United Corp. 8 7/8s, 2007                                                              81,127
 ........................................................................................................................
            300,000   Bank United Corp. unit Ser. A, 8s, 2009                                                    261,378
 ........................................................................................................................
            815,000   Bayer Hypo-Vereinsbank 144A bonds
                      8.741s, 2031 (Denmark)                                                                     750,892
 ........................................................................................................................
            580,000   Citicorp sub. notes 6 3/8s, 2008                                                           532,365
 ........................................................................................................................
            425,000   Colonial Bank sub. notes 8s, 2009                                                          373,605
 ........................................................................................................................
            250,000   Dime Capital Trust I bank guaranty
                      Ser. A, 9.33s, 2027                                                                        228,295
 ........................................................................................................................
            380,000   First Citizens Bank Capital Trust I
                      company guaranty 8.05s, 2028                                                               309,765
 ........................................................................................................................
            530,000   First Union Capital II company
                      guaranty Ser. A, 7.95s, 2029                                                               463,745
 ........................................................................................................................
            230,000   First Union Institute Capital I bonds
                      8.04s, 2026                                                                                200,590
 ........................................................................................................................
            280,000   Fleet Boston Corp. sub. notes 7 3/8s, 2009                                                 269,002
 ........................................................................................................................
            390,000   GS Escrow Corp. sr. notes 7 1/8s, 2005                                                     353,180
 ........................................................................................................................
            665,000   Imperial Bank sub. notes 8 1/2s, 2009                                                      597,902
 ........................................................................................................................
            170,000   Merita Bank, Ltd. sub. notes 6 1/2s,
                      2006 (Finland)                                                                             160,495
 ........................................................................................................................
            495,000   NB Capital Trust IV company guaranty
                      8 1/4s, 2027                                                                               450,544
 ........................................................................................................................
            490,000   Peoples Bank-Bridgeport sub. notes
                      7.2s, 2006                                                                                 447,468
 ........................................................................................................................
            335,000   Royal Bank of Scotland Group PLC bonds
                      Ser. 2, 8.817s, 2049 (United Kingdom)                                                      345,120
 ........................................................................................................................
            310,000   Sovereign Bancorp, Inc. sr. notes
                      10 1/2s, 2006                                                                              310,000
 ........................................................................................................................
            385,000   St. Paul Bancorp sr. notes 7 1/8s, 2004                                                    369,565
 ........................................................................................................................
            180,000   Webster Capital Trust I 144A bonds
                      9.36s, 2027                                                                                141,759
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,023,681
------------------------------------------------------------------------------------------------------------------------
Beverages (0.1%)
 ........................................................................................................................
            300,000   Pepsi Bottling Group, Inc. sr. notes
                      Ser. B, 7s, 2029                                                                           270,987
------------------------------------------------------------------------------------------------------------------------
Broadcasting (0.3%)
 ........................................................................................................................
             30,000   AMFM Operating, Inc. deb. 12 5/8s,
                      2006 (PIK)                                                                                  34,500
 ........................................................................................................................
            160,000   Chancellor Media Corp. company
                      guaranty 8s, 2008                                                                          160,600
 ........................................................................................................................
            560,000   News America Holdings, Inc. deb.
                      7 3/4s, 2045                                                                               486,142
 ........................................................................................................................
            330,000   News America Holdings, Inc. deb.
                      7.7s, 2025                                                                                 300,531
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 981,773
------------------------------------------------------------------------------------------------------------------------
Cable Television (0.3%)
 ........................................................................................................................
            250,000   Adelphia Communications Corp. sr. notes
                      Ser. B, 9 7/8s, 2007                                                                       240,000
 ........................................................................................................................
            160,000   Adelphia Communications Corp. sr. notes
                      Ser. B, 8 3/8s, 2008                                                                       140,800
 ........................................................................................................................
            362,000   CSC Holdings, Inc. sr. sub. deb.
                      9 7/8s, 2013                                                                               371,503
 ........................................................................................................................
            180,000   NTL Communications Corp. sr. notes
                      Ser. B, 11 1/2s, 2008                                                                      180,900
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 933,203
------------------------------------------------------------------------------------------------------------------------
Chemicals (0.3%)
 ........................................................................................................................
            195,000   IMC Global, Inc. notes 7.4s, 2002                                                          191,112
 ........................................................................................................................
            340,000   Lyondell Petrochemical Co. sec. notes
                      Ser. B, 9 7/8s, 2007                                                                       336,600
 ........................................................................................................................
            500,000   Union Carbide Corp. notes 6 1/4s, 2003                                                     485,745
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,013,457
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (--%)
 ........................................................................................................................
             35,000   Newell Co. notes 6.35s, 2008                                                                33,367
------------------------------------------------------------------------------------------------------------------------
Conglomerates (0.3%)
 ........................................................................................................................
            545,000   Tyco International, Ltd. company
                      guaranty 6 3/8s, 2005                                                                      519,892
 ........................................................................................................................
            380,000   Tyco International, Ltd. company
                      guaranty 6 1/4s, 2003                                                                      362,816
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 882,708
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (1.1%)
 ........................................................................................................................
             75,000   Associates First Capital Corp. deb.
                      6.95s, 2018                                                                                 67,209
 ........................................................................................................................
            150,000   Associates First Capital Corp. sr. notes
                      6 1/4s, 2008                                                                               134,513
 ........................................................................................................................
            350,000   Associates First Capital Corp. sub. deb.
                      8.15s, 2009                                                                                348,408
 ........................................................................................................................
            220,000   Capital One Financial Corp. notes
                      7 1/4s, 2006                                                                               202,667
 ........................................................................................................................
            420,000   Capital One Financial Corp. notes
                      7 1/4s, 2003                                                                               406,346
 ........................................................................................................................
             90,000   Finova Capital Corp. notes 7.4s, 2007                                                       74,700
 ........................................................................................................................
            910,000   Finova Capital Corp. notes 6 1/4s, 2002                                                    796,241
 ........................................................................................................................
            540,000   Ford Motor Credit Corp. notes
                      7 3/8s, 2009                                                                               522,326
 ........................................................................................................................
             20,000   Ford Motor Credit Corp. notes
                      6.55s, 2002                                                                                 19,610
 ........................................................................................................................
            105,000   Ford Motor Credit Corp. sr. notes
                      5.8s, 2009                                                                                  91,349
 ........................................................................................................................
              5,000   Household Finance Corp. notes
                      6 1/2s, 2008                                                                                 4,549
 ........................................................................................................................
            805,000   Household Finance Corp. sr. unsub.
                      5 7/8s, 2009                                                                               700,109
 ........................................................................................................................
            450,000   Providian National Bank sr. notes
                      6 3/4s, 2002                                                                               438,755
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,806,782
------------------------------------------------------------------------------------------------------------------------
Containers (0.1%)
 ........................................................................................................................
            295,000   Ball Corp. company guaranty 7 3/4s, 2006                                                   275,825
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (0.6%)
 ........................................................................................................................
            275,000   CILCORP, Inc. sr. notes 8.7s, 2009                                                         277,946
 ........................................................................................................................
            340,000   CMS Energy Corp. sr. notes Ser. B,
                      6 3/4s, 2004                                                                               311,950
 ........................................................................................................................
            520,000   DPL, Inc. 144A sr. notes 8 1/4s, 2007                                                      519,376
 ........................................................................................................................
            105,000   Niagara Mohawk Power Corp. sr. notes
                      Ser. G, 7 3/4s, 2008                                                                       102,342
 ........................................................................................................................
            410,000   TXU Corp.deb. 7.46, 2015                                                                   385,511
 ........................................................................................................................
            570,000   TXU Electrical Capital company guaranty
                      8.175s, 2037                                                                               568,165
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,165,290
------------------------------------------------------------------------------------------------------------------------
Energy (0.3%)
 ........................................................................................................................
            130,000   Leviathan Gas Corp. company guaranty
                      Ser. B, 10 3/8s, 2009                                                                      132,600
 ........................................................................................................................
            255,000   Petro Geo-Services ADR notes 7 1/2s,
                      2007 (Norway)                                                                              244,777
 ........................................................................................................................
            205,000   Petro Geo-Services sr. notes 7 1/8s,
                      2028 (Norway)                                                                              170,980
 ........................................................................................................................
             90,000   Pride Petroleum Services, Inc. sr. notes
                      9 3/8s, 2007                                                                                88,200
 ........................................................................................................................
            440,000   RBF Finance Co. company guaranty
                      11 3/8s, 2009                                                                              475,200
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,111,757
------------------------------------------------------------------------------------------------------------------------
Financial (2.0%)
 ........................................................................................................................
            330,000   Advanta Corp. notes Ser. C, 7.47s, 2001                                                    300,455
 ........................................................................................................................
            715,000   AFLAC, Inc. sr. notes 6 1/2s, 2009                                                         648,391
 ........................................................................................................................
            595,000   American General Institute 144A
                      company guaranty 8 1/8s, 2046                                                              563,679
 ........................................................................................................................
            360,000   AT&T Capital Corp. med. term notes
                      6.6s, 2005                                                                                 338,785
 ........................................................................................................................
            100,000   Conseco Financial Corp. sr. sub. notes
                      10 1/4s, 2002                                                                               73,000
 ........................................................................................................................
            305,000   Conseco Financing Trust II company
                      guaranty 8.7s, 2026                                                                        131,150
 ........................................................................................................................
            110,000   Conseco Inc. med-term notes 6 1/2s, 2002                                                    72,600
 ........................................................................................................................
             25,000   Executive Risk Capital Trust company
                      guaranty Ser. B, 8.675s, 2027                                                               23,737
 ........................................................................................................................
             40,000   Fremont General Corp. sr. notes
                      Ser. B, 7.7s, 2004                                                                          16,000
 ........................................................................................................................
             40,000   General Motors Acceptance Corp. notes
                      5 3/4s, 2003                                                                                37,874
 ........................................................................................................................
            410,000   Goldman Sachs Group, Inc. (The) notes
                      Ser. B, 7.35s, 2009                                                                        393,916
 ........................................................................................................................
            540,000   Heller Financial, Inc. 144A notes
                      7 3/8s, 2009                                                                               509,468
 ........................................................................................................................
            260,000   Liberty Mutual Insurance 144A notes
                      7.697s, 2097                                                                               189,899
 ........................................................................................................................
            475,000   Markel Capital Trust I company
                      guaranty Ser. B, 8.71s, 2046                                                               359,361
 ........................................................................................................................
             95,000   Newcourt Credit Group Inc. company
                      guaranty Ser. A, 7 1/8s, 2003                                                               92,654
 ........................................................................................................................
            695,000   Newcourt Credit Group Inc. 6 7/8s, 2005                                                    664,406
 ........................................................................................................................
            110,000   Presidential Life Corp. sr. notes
                      7 7/8s, 2009                                                                                94,600
 ........................................................................................................................
            360,000   Principal Financial Group 144A notes
                      7.95s, 2004 (Australia)                                                                    358,272
 ........................................................................................................................
            660,000   Provident Companies, Inc. bonds
                      7.405s, 2038                                                                               490,373
 ........................................................................................................................
            240,000   Safeco Capital Trust I company
                      guaranty 8.072s, 2037                                                                      203,978
 ........................................................................................................................
            615,000   Sun Life Canada Capital Trust 144A
                      8.526s, 2049                                                                               536,471
 ........................................................................................................................
            470,000   TIG Capital Trust I 144A bonds
                      8.597s, 2027                                                                               341,756
 ........................................................................................................................
            525,000   Trenwick Capital Trust I company
                      guaranty 8.82s, 2037                                                                       403,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,844,225
------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (0.2%)
 ........................................................................................................................
            110,000   International Game Technology 144A
                      sr. notes 8 3/8s, 2009                                                                     103,950
 ........................................................................................................................
            300,000   Mohegan Tribal Gaming, Auth. sr. sub.
                      notes 8 3/4s, 2009                                                                         286,500
 ........................................................................................................................
             90,000   Park Place Entertainment, Inc. sr. notes
                      8 1/2s, 2006                                                                                88,433
 ........................................................................................................................
            190,000   Park Place Entertainment, Inc. sr. sub. notes
                      9 3/8s, 2007                                                                               190,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 668,883
------------------------------------------------------------------------------------------------------------------------
Health Care (0.4%)
 ........................................................................................................................
            450,000   Columbia/HCA Healthcare Corp.
                      med term notes 6.63s, 2045                                                                 428,495
 ........................................................................................................................
            410,000   Omega Healthcare Investors, Inc. notes
                      6.95s, 2002                                                                                338,250
 ........................................................................................................................
            450,000   Tenet Healthcare Corp. sr. sub. notes
                      8 5/8s, 2007                                                                               429,750
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,196,495
------------------------------------------------------------------------------------------------------------------------
Homebuilding (0.1%)
 ........................................................................................................................
            175,000   D.R. Horton, Inc. company guaranty
                      8s, 2009                                                                                   150,500
 ........................................................................................................................
             60,000   Lennar Corp. 144A sr. notes 9.95s, 2010                                                     57,900
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 208,400
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (0.6%)
 ........................................................................................................................
            280,000   Bear Stearns Companies, Inc. sr.
                      unsecd. notes 7 5/8s, 2009                                                                 266,549
 ........................................................................................................................
            115,000   Countrywide Home Loan Corp. company
                      guaranty 6.935s, 2007                                                                      106,620
 ........................................................................................................................
            670,000   Countrywide Home Loan Corp. company
                      guaranty med term notes 6 1/4s, 2009                                                       584,535
 ........................................................................................................................
            570,000   Paine Webber Group, Inc. sr. med.
                      term notes 6.52s, 2005                                                                     534,418
 ........................................................................................................................
            450,000   Salomon, Inc. sr. notes 6 3/4s, 2003                                                       442,067
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,934,189
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.1%)
 ........................................................................................................................
            420,000   HMH Properties, Inc. company guaranty
                      Ser. B, 7 7/8s, 2008                                                                       376,950
------------------------------------------------------------------------------------------------------------------------
Media (0.2%)
 ........................................................................................................................
            590,000   TCI Communications, Inc. deb.
                      8 3/4s, 2015                                                                               630,863
 ........................................................................................................................
            140,000   Time Warner Entertainment, Inc. sr. notes
                      8 3/8s, 2033                                                                               141,141
 ........................................................................................................................
             45,000   Walt Disney Co. med. term notes
                      5.62s, 2008                                                                                 40,057
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 812,061
------------------------------------------------------------------------------------------------------------------------
Metals (0.1%)
 ........................................................................................................................
            120,000   AK Steel Corp. company guaranty
                      7 7/8s, 2009                                                                               106,500
 ........................................................................................................................
            250,000   AK Steel Corp. sr. notes 9 1/8s, 2006                                                      239,375
 ........................................................................................................................
            100,000   National Steel Corp. 1st mtge.
                      Ser. D, 9 7/8s, 2009                                                                        85,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 430,875
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (1.2%)
 ........................................................................................................................
            400,000   Amerada Hess Corp. bonds 7 7/8s, 2029                                                      391,124
 ........................................................................................................................
            500,000   CMS Panhandle Holding Corp. sr. notes
                      6 1/8s, 2004                                                                               469,965
 ........................................................................................................................
            440,000   KN Capital Trust III company guaranty
                      7.63s, 2028                                                                                385,440
 ........................................................................................................................
            185,000   Maritime & Northeast Pipeline 144A
                      sec. notes 7.7s, 2019 (Canada)                                                             170,940
 ........................................................................................................................
            240,000   Osprey Trust 144A sec. notes 8.31s, 2003                                                   240,516
 ........................................................................................................................
             20,000   Parker and Parsley Inc. sr. notes
                      8 1/4s, 2007                                                                                18,706
 ........................................................................................................................
            365,000   Phillips Petroleum Co. notes 8 3/4s, 2010                                                  384,498
 ........................................................................................................................
             20,000   Pioneer Natural Resources Co. company
                      guaranty 9 5/8s, 2010                                                                       20,600
 ........................................................................................................................
            188,000   Port Arthur Finance Corp. company
                      guaranty 12 1/2s, 2009                                                                     186,120
 ........................................................................................................................
            110,000   Seagull Energy sr. sub notes 8 5/8s, 2005                                                  106,150
 ........................................................................................................................
            660,000   Sonat, Inc. notes 7 5/8s, 2011                                                             644,655
 ........................................................................................................................
            960,000   Union Oil Company of California
                      company guaranty 7 1/2s, 2029                                                              900,941
 ........................................................................................................................
            135,000   Union Pacific Resources Group, Inc.
                      notes 7.3s, 2009                                                                           129,712
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,049,367
------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products (0.3%)
 ........................................................................................................................
            475,000   Abitibi-Consolidated Inc. deb. 8 1/2s, 2029                                                443,617
 ........................................................................................................................
            290,000   Georgia Pacific Corp. bonds 7 3/4s, 2029                                                   261,305
 ........................................................................................................................
            160,000   Norampac, Inc. sr. notes 9 1/2s,
                      2008 (Canada)                                                                              154,400
 ........................................................................................................................
            250,000   Riverwood International Corp. company
                      guaranty 10 5/8s, 2007                                                                     243,750
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,103,072
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (--%)
 ........................................................................................................................
            170,000   ICN Pharmaceuticals, Inc. 144A sr. notes
                      8 3/4s, 2008                                                                               166,600
------------------------------------------------------------------------------------------------------------------------
Power Producers (--%)
 ........................................................................................................................
             70,000   Calpine Corp. sr. notes 7 3/4s, 2009                                                        66,063
------------------------------------------------------------------------------------------------------------------------
Railroads (0.1%)
 ........................................................................................................................
             50,000   CSX Corp. deb. 7.95s, 2027                                                                  47,047
 ........................................................................................................................
            445,000   Norfolk Southern Corp. sr. notes 6.2s, 2009                                                396,014
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 443,061
------------------------------------------------------------------------------------------------------------------------
Real Estate (0.1%)
 ........................................................................................................................
            355,000   EOP Operating L.P. notes 6.8s, 2009                                                        323,007
 ........................................................................................................................
             50,000   EOP Operating L.P. notes 6 3/8s, 2002                                                       48,925
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 371,932
------------------------------------------------------------------------------------------------------------------------
Retail (0.3%)
 ........................................................................................................................
            250,000   Federated Department Stores, Inc.
                      notes 6.3s, 2009                                                                           219,675
 ........................................................................................................................
            251,000   K mart Corp. notes 8 3/8s, 2004                                                            238,136
 ........................................................................................................................
            335,000   Saks, Inc. company guaranty 8 1/4s, 2008                                                   297,557
 ........................................................................................................................
             70,000   Sears Roebuck Acceptance Corp. notes
                      6 7/8s, 2017                                                                                59,847
 ........................................................................................................................
            260,000   Sears Roebuck Acceptance Corp. notes
                      6 1/2s, 2028                                                                               204,425
 ........................................................................................................................
            140,000   Southland Corp. sr. sub. deb. 5s, 2003                                                     124,292
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,143,932
------------------------------------------------------------------------------------------------------------------------
Semiconductor (--%)
 ........................................................................................................................
            125,000   Amkor Technologies, Inc. sr. notes
                      9 1/4s, 2006                                                                               122,500
------------------------------------------------------------------------------------------------------------------------
Technology (0.2%)
 ........................................................................................................................
            250,000   Covad Communications Group, Inc.
                      sr. notes 12 1/2s, 2009                                                                    212,500
 ........................................................................................................................
             70,000   IBM Corp. deb. 7 1/8s, 2096                                                                 65,912
 ........................................................................................................................
            285,000   Xerox Corp. notes 5 1/2s, 2003                                                             265,426
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 543,838
------------------------------------------------------------------------------------------------------------------------
Telecommunications (0.7%)
 ........................................................................................................................
            199,000   Global Crossing Holdings, Ltd. company
                      guaranty 9 1/2s, 2009 (Bermuda)                                                            192,035
 ........................................................................................................................
            250,000   Global Crossing Holdings, Ltd.
                      company guaranty 9 5/8s, 2008                                                              243,750
 ........................................................................................................................
            110,000   MCI WorldCom, Inc. sr. notes 6.4s, 2005                                                    104,711
 ........................................................................................................................
            200,000   Nextel Communications, Inc. 144A
                      sr. notes 9 3/8s, 2009                                                                     192,000
 ........................................................................................................................
            290,000   Price Communications Wireless, Inc.
                      144A sr. notes 9 1/8s, 2006                                                                290,000
 ........................................................................................................................
            150,000   Sprint Capital Corp. company guaranty
                      6.9s, 2019                                                                                 133,374
 ........................................................................................................................
            135,000   Sprint Capital Corp. company guaranty
                      6 7/8s, 2028                                                                               117,351
 ........................................................................................................................
            245,000   Sprint Capital Corp. company guaranty
                      6 1/8s, 2008                                                                               218,386
 ........................................................................................................................
            545,000   Sprint Capital Corp. company guaranty
                      5.7s, 2003                                                                                 514,088
 ........................................................................................................................
            475,000   US West, Inc. notes 5 5/8s, 2008                                                           410,395
 ........................................................................................................................
             30,000   US West Capital Funding, Inc. company
                      guaranty 6 1/4s, 2005                                                                       28,106
 ........................................................................................................................
             70,000   Williams Communications Group, Inc.
                      sr. notes 10 7/8s, 2009                                                                     68,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,512,796
------------------------------------------------------------------------------------------------------------------------
Telephone (--%)
 ........................................................................................................................
            140,000   GTE Corp. deb. 6.46s, 2008                                                                 129,310
------------------------------------------------------------------------------------------------------------------------
Tobacco (0.3%)
 ........................................................................................................................
            590,000   Imperial Tobacco Global company
                      guaranty 7 1/8s, 2009 (Netherlands)                                                        523,118
 ........................................................................................................................
            345,000   Philip Morris Cos., Inc. notes 7 1/4s, 2003                                                336,792
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 859,910
------------------------------------------------------------------------------------------------------------------------
Transportation Services (0.3%)
 ........................................................................................................................
            320,000   Canadian Pacific Ltd. deb. 9.45s,
                      2021 (Canada)                                                                              341,283
 ........................................................................................................................
            519,628   Federal Express Corp. pass thru
                      certificates Ser. 1998-1A, 6.72s, 2022                                                     472,513
 ........................................................................................................................
             25,000   Hertz Corp. sr. notes 7s, 2028                                                              21,507
 ........................................................................................................................
            265,000   Hertz Corp. sr. notes 6 1/2s, 2006                                                         248,846
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,084,149
------------------------------------------------------------------------------------------------------------------------
Utilities (0.1%)
 ........................................................................................................................
            352,537   Salton Sea Funding Corp. company
                      guaranty Ser. E, 8.3s, 2011                                                                354,479
------------------------------------------------------------------------------------------------------------------------
Waste Management (0.1%)
 ........................................................................................................................
            180,000   Allied Waste Industries, Inc. company
                      guaranty Ser. B, 7 7/8s, 2009                                                              154,800
 ........................................................................................................................
            340,000   Browning-Ferris Industries, Inc.
                      deb. 7.4s, 2035                                                                            234,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 389,400
------------------------------------------------------------------------------------------------------------------------
Water Utilities (0.1%)
 ........................................................................................................................
            310,000   Azurix Corp. 144A notes 10 3/8s, 2007                                                      299,150
------------------------------------------------------------------------------------------------------------------------
                      Total Corporate Bonds and Notes
                      (cost $55,483,070)                                                                     $51,675,594
------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (8.3%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
 ........................................................................................................................
U.S. Government Agency Mortgage Obligations (7.0%)
 ........................................................................................................................
           $495,000   Fannie Mae 6 1/2s, August 15, 2004                                                        $485,486
 ........................................................................................................................
          5,200,000   Fannie Mae 7s, TBA, July 15, 2029                                                        5,020,444
 ........................................................................................................................
                      Fannie Mae Pass-Through Certificates
 ........................................................................................................................
             42,428     8s, September 1, 2029                                                                     42,617
 ........................................................................................................................
          6,124,938     7 1/2s, with due dates from
                        August 1, 2029 to June 1, 2030                                                         6,038,760
 ........................................................................................................................
          3,764,624     7s, December 1, 2029                                                                   3,634,819
 ........................................................................................................................
            492,844     6s, January 1, 2015                                                                      466,113
 ........................................................................................................................
            468,858   Federal Home Loan Mortgage
                      Association 6s, April 1, 2014                                                              444,308
 ........................................................................................................................
                      Government National Mortgage
                      Association Pass-Through Certificates
 ........................................................................................................................
            435,154     8 1/2s, with due dates from
                        October 15, 2017 to
                        November 15, 2017                                                                        447,154
 ........................................................................................................................
          4,815,508     8s, with due dates from
                        December 15, 2022 to July 15, 2027                                                     4,870,022
 ........................................................................................................................
          2,182,610     7s, with due dates from
                        August 15,2023 to August 15, 2028                                                      2,124,362
 ........................................................................................................................
            386,897     6 1/2s, March 15, 2028                                                                   367,254
------------------------------------------------------------------------------------------------------------------------
                                                                                                              23,941,339
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations (1.3%)
 ........................................................................................................................
                      U.S. Treasury Bonds
 ........................................................................................................................
          2,730,000     6 1/4s, May 15, 2030                                                                   2,864,371
 ........................................................................................................................
          1,090,000     6 1/8s, August 15, 2029                                                                1,100,900
 ........................................................................................................................
            230,000   U.S. Treasury Notes 6 1/2s,
                      February 15, 2010                                                                          237,871
 ........................................................................................................................
            695,000   U.S. Treasury Tiger Strip,10, zero %,
                      May 15, 2026                                                                               147,993
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,351,135
------------------------------------------------------------------------------------------------------------------------
                      Total U.S. Government and
                      Agency Obligations
                      (cost $28,302,237)                                                                     $28,292,474
------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (3.5%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
 ........................................................................................................................
                      Commercial Mortgage Asset Trust
 ........................................................................................................................
         $1,460,000     Ser. 99-C1, Class A3, 6.64s, 2010                                                     $1,377,932
 ........................................................................................................................
          5,108,467     Ser. 99-C1, Class X, IO, 0.99s, 2020                                                     317,284
 ........................................................................................................................
            100,000   Countrywide Home Loan Ser. 98-A12,
                      Class A14, 8s, 2028                                                                        100,531
 ........................................................................................................................
            170,000   CS First Boston Mortgage Securities
                      Corp. 8.18s, 2009                                                                          165,803
 ........................................................................................................................
            488,074   DLJ Commercial Mortgage Corp.
                      Ser. 98-CG1, Class A1A, 6.11s, 2007                                                        466,263
 ........................................................................................................................
                      Fannie Mae
 ........................................................................................................................
          2,339,102     252, Class 2, 3.195s, 2023                                                               726,584
 ........................................................................................................................
            385,000     Ser. 96-5, Class SW, 12.684s, 2018                                                       134,389
 ........................................................................................................................
              1,915     Ser. 92-184, Class J, 11.46s, 2022                                                        74,847
 ........................................................................................................................
              1,609     Ser. 92-181, Class PJ, 10.07s, 2022                                                       54,670
 ........................................................................................................................
            435,000     Ser. 00-4, Class SX, 6.998s, 2023                                                        408,832
 ........................................................................................................................
            614,598     Ser. 97-23, Class SH, 4.74s, 2023                                                        145,199
 ........................................................................................................................
            670,543     Ser. 97-91, IO, Class SL, 4.15s, 2023                                                     57,939
 ........................................................................................................................
            954,262     Ser. 97-92, Class SM, 3.256s, 2022                                                        76,043
 ........................................................................................................................
            788,467     Ser. 99-51, Class S, 2.54s, 2029                                                          56,671
 ........................................................................................................................
            923,153     Ser. 98-66, IO, Class SB, 2.02s, 2028                                                     42,263
 ........................................................................................................................
                      Fannie Mae Strip
 ........................................................................................................................
            628,437     Ser. 203, IO, Class 2, 4.371s, 2023                                                      189,317
 ........................................................................................................................
            643,933     Ser. 218, Class 2, 3.104s, 2023                                                          197,003
 ........................................................................................................................
            543,722     Ser. 276, Class 2, 2.855s, 2024                                                          162,947
 ........................................................................................................................
            353,852     Ser. 237, IO, Class 2, 8s, 2023                                                          106,819
 ........................................................................................................................
            710,342     Ser. 251, IO, Class 2, 4.371s, 2023                                                      213,991
 ........................................................................................................................
            485,913     Ser. 304, Class 2, 6s, 2028                                                              140,459
 ........................................................................................................................
             87,951     Ser. 301, PO, zero %, 2029                                                                54,475
 ........................................................................................................................
                      Freddie Mac
 ........................................................................................................................
            565,000     Ser. 2028, Class SG, 6.78s, 2023                                                         278,086
 ........................................................................................................................
             40,453     Ser. 2113, Class ZM, 6 1/2s, 2028                                                         32,804
 ........................................................................................................................
              7,936   Freddie Mac Strip Ser. 180, 2026 (PO)                                                        5,394
 ........................................................................................................................
             70,000   GE Capital Mortgage Services, Inc.
                      Ser. 98-11, Class 2A4, 6 3/4s, 2028                                                         65,100
 ........................................................................................................................
                      General Growth Properties-Homart
 ........................................................................................................................
             60,000     Ser. 99-C1, Class G, 8.089s, 2003                                                         60,136
 ........................................................................................................................
             70,000     Ser. 99-C1, Class F, 7.839s, 2003                                                         70,159
 ........................................................................................................................
          1,955,000   GMAC Commercial Mortgage
                      Securities Inc. 6.175s, 2033                                                             1,796,737
 ........................................................................................................................
                      Government National
                      Mortgage Association
 ........................................................................................................................
            204,348     Ser. 99-30, Class SG, 15.39s, 2025                                                       186,851
 ........................................................................................................................
          1,026,226     Ser. 00-17, Class SB, 13.2s, 2026                                                        991,940
 ........................................................................................................................
          1,452,957     Ser 99-46, IO, class SQ 1.824s, 2027                                                      69,015
 ........................................................................................................................
            160,000   LB Commercial Conduit Mortgage Trust
                      Ser. 99-C2, Class B, 7.425s, 2009                                                          157,296
 ........................................................................................................................
                      Merrill Lynch Mortgage Investors, Inc.
 ........................................................................................................................
            160,000     6.96s, 2028                                                                              137,200
 ........................................................................................................................
            275,089     Ser. 98-C2, Class A1, 6.22s, 2030                                                        265,590
 ........................................................................................................................
          3,565,914     Ser. 98-C2, Class IO, 1.076s, 2030                                                       247,385
 ........................................................................................................................
            377,483   Morgan Stanley Dean Witter Capital I
                      Ser. 98-HF1, Class A1, 6.19s, 2007                                                         364,138
 ........................................................................................................................
             85,000   Morgan Stanley Dean Witter Capital 1
                      Ser. 00, Class B, 7.638s, 2010                                                              84,987
 ........................................................................................................................
            221,203   Mortgage Capital Funding, Inc.
                      Ser. 98-MC1, Class A1, 6.417s, 2007                                                        213,711
 ........................................................................................................................
            860,000   PNC Mortgage Acceptance Corp.
                      Ser. 00-C1 Class A2 7.61s, 2010                                                            861,243
 ........................................................................................................................
            365,000   Salomon Brothers Mortgage Securities
                      Ser. 00-C1 Class A2 7.52s, 2009                                                            363,577
 ........................................................................................................................
            405,854   TIAA Retail Commercial Mortgage Trust
                      Ser. 99-1, Class A, 7.17s, 2032                                                            399,639
------------------------------------------------------------------------------------------------------------------------
                      Total Collateralized Mortgage Obligations
                      (cost $11,700,193)                                                                     $11,921,249
------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS AND NOTES (0.3%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
 ........................................................................................................................
           $470,000   Ontario (Province of) sr. unsub.
                      5 1/2s, 2008 (Canada)                                                                     $421,458
 ........................................................................................................................
            695,000   Quebec (Province of) sr. unsub.
                      5 3/4s, 2009 (Canada)                                                                      622,338
------------------------------------------------------------------------------------------------------------------------
                      Total Foreign Government
                      Bonds and Notes
                      (cost $1,132,610)                                                                       $1,043,796
------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (0.3%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
 ........................................................................................................................
           $165,000   Advanta Mortgage Loan Trust
                      Ser. 00-1, Class A4, 8.61s, 2028                                                          $168,856
 ........................................................................................................................
            460,000   Ford Credit Auto Owner Trust 2000-c
                      A3 7.13s, 2002                                                                             459,856
 ........................................................................................................................
            360,000   Mach One CDO, Ltd. Ser. 00-1, Class
                      A, 6.7s, 2030                                                                              334,013
------------------------------------------------------------------------------------------------------------------------
                      Total Asset-Backed Securities
                      (cost $949,062)                                                                           $962,725
------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.2%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
 ........................................................................................................................
                190   Centaur Funding Corp 144A 9.08% pfd.
                      (Cayman Islands)                                                                          $195,698
 ........................................................................................................................
                140   Fresenius Medical Capital Trust II 7.875%
                      company guaranty, pfd. (Germany)                                                           125,300
 ........................................................................................................................
                330   Webster Preferred Capital Corp.
                      Ser. A, 7.375% cum. pfd.                                                                   325,050
------------------------------------------------------------------------------------------------------------------------
                      Total Preferred Stocks
                      (cost $648,325)                                                                           $646,048
------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES (0.1%) (a) (cost $401,201)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                  Rating (RAT)     Value
 ........................................................................................................................
           $425,000   Mashantucket Western Pequot
                      Tribe 144A, 6.57s, 9/1/13                                                    Aaa          $369,793
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (10.5%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
 ........................................................................................................................
        $12,005,000   Interest in $392,215 joint repurchase
                      agreement dated June 30, 2000 with
                      J.P. Morgan, NY due July 3, 2000 with
                      respect to various U.S. Treasury
                      obligations -- maturity value of
                      $12,011,453 for an effective
                      yield of 6.45%                                                                         $12,005,000
 ........................................................................................................................
         12,000,000   Interest in 275,000 joint tri-party
                      repurchase agreement dated
                      June 30, 2000 with Warburg Securities
                      due July 3, 2000 with respect to various
                      U.S. Treasury obligations -- maturity
                      value of $12,006,600 for an effective
                      yield of 6.60%                                                                          12,000,000
 ........................................................................................................................
         12,000,000   Interest in $405,205 joint tri-party
                      repurchase agreement dated June 30,
                      2000 with Goldman Sachs & Co. due
                      July 3, 2000 with respect to various
                      U.S. Treasury obligations -- maturity
                      value of $12,006,500 for an effective
                      yield of 6.50%                                                                          12,000,000
------------------------------------------------------------------------------------------------------------------------
                      Total Short-Term Investments
                      (cost $36,005,000)                                                                     $36,005,000
------------------------------------------------------------------------------------------------------------------------
                      Total Investments
                      (cost $349,957,196) (b)                                                               $345,434,589
------------------------------------------------------------------------------------------------------------------------


Futures Contracts Outstanding at June 30, 2000 (Unaudited)
-------------------------------------------------------------------------------
                                 Total     Aggregate  Expiration     Unrealized
                                 Value    Face Value        Date   Depreciation
 ...............................................................................
S&P 500 Index
(Long)                      $2,936,200    $2,937,655      Sep-00       $(1,455)
-------------------------------------------------------------------------------
See page 133 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT Global Asset Allocation Fund
The fund's portfolio
June 30, 2000 (Unaudited)

COMMON STOCKS (59.9%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
 ........................................................................................................................
Advertising and Marketing Services (0.5%)
 ........................................................................................................................
             19,600   FreeShop.com, Inc. (NON)                                                                  $116,375
 ........................................................................................................................
             28,240   Havas Advertising SA (France)                                                              648,212
 ........................................................................................................................
              5,300   Interep National Radio Sales, Inc. (NON)                                                    28,156
 ........................................................................................................................
             47,600   Interpublic Group Cos., Inc.                                                             2,046,800
 ........................................................................................................................
             13,900   L90, Inc. (NON)                                                                            145,950
 ........................................................................................................................
             11,200   Omnicom Group, Inc.                                                                        997,500
 ........................................................................................................................
                905   Publicis S.A. (France)                                                                     356,482
 ........................................................................................................................
             46,079   WPP Group PLC (United Kingdom)                                                             672,996
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,012,471
------------------------------------------------------------------------------------------------------------------------
Aerospace/Defense (0.4%)
 ........................................................................................................................
             14,600   Aeroflex, Inc. (NON)                                                                       725,438
 ........................................................................................................................
              3,700   Anaren Microwave, Inc. (NON)                                                               485,567
 ........................................................................................................................
             34,960   Boeing Co.                                                                               1,461,765
 ........................................................................................................................
             11,700   Signal Technology Corp. (NON)                                                              292,500
 ........................................................................................................................
              8,395   United Technologies Corp.                                                                  494,256
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,459,526
------------------------------------------------------------------------------------------------------------------------
Airlines (--%)
 ........................................................................................................................
             14,489   Deutsche Lufthansa AG (Germany)                                                            340,213
------------------------------------------------------------------------------------------------------------------------
Automotive (0.1%)
 ........................................................................................................................
             31,604   Bayerische Motoren Werke (BMW)
                      AG (Germany)                                                                               957,141
------------------------------------------------------------------------------------------------------------------------
Banking (3.3%)
 ........................................................................................................................
             51,900   Banca Intesa SpA (Italy)                                                                   233,285
 ........................................................................................................................
             18,170   Banco de Bilbao Vizcaya (BBV) (Spain) (NON)                                                272,531
 ........................................................................................................................
             71,435   Bank of America Corp.                                                                    3,071,705
 ........................................................................................................................
              3,800   Bank of New York Company, Inc.                                                             176,700
 ........................................................................................................................
             18,289   Bank of Nova Scotia (Canada)                                                               448,211
 ........................................................................................................................
             78,755   Bank One Corp.                                                                           2,091,930
 ........................................................................................................................
            107,800   Charter One Financial, Inc.                                                              2,479,400
 ........................................................................................................................
             22,500   Chase Manhattan Corp.                                                                    1,036,406
 ........................................................................................................................
             44,205   Comerica, Inc.                                                                           1,983,699
 ........................................................................................................................
             24,001   DBS Group Holdings, Ltd. (Singapore)                                                       308,257
 ........................................................................................................................
             27,200   Fifth Third Bancorp                                                                      1,720,400
 ........................................................................................................................
             31,970   First Union Corp.                                                                          793,256
 ........................................................................................................................
             67,104   Firstar Corp.                                                                            1,413,378
 ........................................................................................................................
             82,354   FleetBoston Financial Corp.                                                              2,800,036
 ........................................................................................................................
             57,000   Keppel Bank (Singapore)                                                                     96,951
 ........................................................................................................................
             15,148   Morgan (J.P.) & Co., Inc.                                                                1,668,174
 ........................................................................................................................
             71,455   National City Corp.                                                                      1,219,201
 ........................................................................................................................
              8,800   Northern Trust Corp.                                                                       572,550
 ........................................................................................................................
             23,000   Overseas-Chinese Banking Corp.
                      (Singapore)                                                                                158,345
 ........................................................................................................................
             52,127   PNC Bank Corp.                                                                           2,443,453
 ........................................................................................................................
             36,900   Royal Bank of Scotland Group PLC                                                           617,681
 ........................................................................................................................
              1,700   State Street Corp.                                                                         180,306
 ........................................................................................................................
             21,000   Svenska Handelsbanken (Sweden)                                                             306,639
 ........................................................................................................................
             52,790   Wells Fargo Co.                                                                          2,045,613
 ........................................................................................................................
             51,600   Zions Bancorp                                                                            2,367,956
------------------------------------------------------------------------------------------------------------------------
                                                                                                              30,506,063
------------------------------------------------------------------------------------------------------------------------
Beverage (1.0%)
 ........................................................................................................................
             11,700   Anheuser-Busch Cos., Inc.                                                                  873,844
 ........................................................................................................................
             68,000   Coca-Cola Co.                                                                            3,905,750
 ........................................................................................................................
             62,100   Coca-Cola Enterprises, Inc.                                                              1,013,006
 ........................................................................................................................
             46,138   Diageo PLC (United Kingdom)                                                                414,091
 ........................................................................................................................
             76,250   PepsiCo, Inc.                                                                            3,388,359
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,595,050
------------------------------------------------------------------------------------------------------------------------
Biotechnology (0.7%)
 ........................................................................................................................
              3,500   Albany Molecular Research, Inc. (NON)                                                      190,531
 ........................................................................................................................
             38,500   Amgen, Inc. (NON)                                                                        2,704,625
 ........................................................................................................................
              8,300   Cephalon, Inc. (NON)                                                                       496,963
 ........................................................................................................................
             10,500   Genentech, Inc. (NON)                                                                    1,806,000
 ........................................................................................................................
              9,200   IDEXX Laboratories, Inc. (NON)                                                             210,450
 ........................................................................................................................
              4,800   ILEX Oncology, Inc. (NON)                                                                  169,200
 ........................................................................................................................
              3,400   Maxim Pharmaceuticals, Inc. (NON)                                                          174,675
 ........................................................................................................................
             12,000   Neurocrine Biosciences, Inc. (NON)                                                         426,750
 ........................................................................................................................
              5,200   OraPharma, Inc. (NON)                                                                       52,000
 ........................................................................................................................
              2,800   Trimeris, Inc. (NON)                                                                       195,825
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,427,019
------------------------------------------------------------------------------------------------------------------------
Broadcasting (1.0%)
 ........................................................................................................................
             11,900   Ackerly Group, Inc.                                                                        139,825
 ........................................................................................................................
              8,500   Acme Communications, Inc. (NON)                                                            155,125
 ........................................................................................................................
             12,300   Citadel Communications Corp. (NON)                                                         429,731
 ........................................................................................................................
             37,600   Clear Channel Communications, Inc. (NON)                                                 2,820,000
 ........................................................................................................................
             15,700   Echostar Communications Corp. Class A (NON)                                                519,817
 ........................................................................................................................
              4,409   Grupo Televisa S.A. GDR (Mexico) (NON)                                                     303,945
 ........................................................................................................................
             40,022   Mediaset SpA (Italy)                                                                       613,713
 ........................................................................................................................
             21,340   News Corp., Ltd. ADR (Australia)                                                         1,163,030
 ........................................................................................................................
              1,220   Nippon Television Network Corp. (Japan)                                                    795,803
 ........................................................................................................................
             17,800   Pegasus Communications Corp. (NON)                                                         873,313
 ........................................................................................................................
             17,800   Radio One, Inc., Class D (NON)                                                             392,713
 ........................................................................................................................
              8,900   Radio One, Inc., Class A (NON)                                                             263,106
 ........................................................................................................................
             17,100   Regent Communications, Inc. (NON)                                                          146,953
 ........................................................................................................................
             11,100   SAGA Communications, Inc. Class A (NON)                                                    244,200
 ........................................................................................................................
              8,800   Salem Communications Corp. Class A (NON)                                                    81,675
 ........................................................................................................................
             11,280   Societe Television Francaise (France)                                                      789,185
 ........................................................................................................................
              1,700   Spanish Broadcasting System, Inc. (NON)                                                     27,200
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,759,334
------------------------------------------------------------------------------------------------------------------------
Cable Television (0.7%)
 ........................................................................................................................
             31,800   Adelphia Communications Corp. ClassA (NON)                                               1,490,625
 ........................................................................................................................
            172,592   AT&T Corp. - Liberty Media Group
                      Class A (NON)                                                                            4,185,356
 ........................................................................................................................
              3,500   Classic Communications, Inc. (NON)                                                          31,281
 ........................................................................................................................
             11,700   General Motors Corp. Class H (NON)                                                       1,026,677
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,733,939
------------------------------------------------------------------------------------------------------------------------
Chemicals (0.8%)
 ........................................................................................................................
             24,161   Akzo-Nobel NV (Netherlands) (NON)                                                        1,030,438
 ........................................................................................................................
             22,700   Avery Dennison Corp.                                                                     1,523,738
 ........................................................................................................................
             43,930   BOC Group PLC (NON)                                                                        631,637
 ........................................................................................................................
              1,231   Clariant AG (Switzerland)                                                                  458,899
 ........................................................................................................................
             31,365   Dow Chemical Co.                                                                           946,831
 ........................................................................................................................
             30,273   du Pont (E.I.) de Nemours & Co., Ltd.                                                    1,324,444
 ........................................................................................................................
             26,900   Praxair, Inc.                                                                            1,007,069
 ........................................................................................................................
             16,500   Rohm & Haas Co.                                                                            569,250
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,492,306
------------------------------------------------------------------------------------------------------------------------
Combined Utilities (--%)
 ........................................................................................................................
              8,530   Korea Electric Power Corp. (South Korea)                                                   264,722
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (0.3%)
 ........................................................................................................................
              2,500   Asatsu, Inc. (Japan)                                                                       102,808
 ........................................................................................................................
             12,500   CoStar Group, Inc. (NON)                                                                   313,281
 ........................................................................................................................
             14,000   Hall, Kinion & Associates, Inc. (NON)                                                      466,375
 ........................................................................................................................
             10,200   Macrovision Corp. (NON)                                                                    652,003
 ........................................................................................................................
             10,300   ProBusiness Services, Inc. (NON)                                                           273,594
 ........................................................................................................................
              7,900   Professional Detailing, Inc. (NON)                                                         269,094
 ........................................................................................................................
            167,370   Service Corp. International                                                                533,492
 ........................................................................................................................
             10,600   SkillSoft Corp. (NON)                                                                      149,725
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,760,372
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (3.6%)
 ........................................................................................................................
             18,500   Ancor Communications, Inc. (NON)                                                           661,664
 ........................................................................................................................
              8,800   Brocade Communications Systems (NON)                                                     1,614,663
 ........................................................................................................................
              7,800   California Amplifier, Inc. (NON)                                                           356,850
 ........................................................................................................................
            120,600   Cisco Systems, Inc. (NON)                                                                7,665,638
 ........................................................................................................................
             14,800   Comverse Technology, Inc. (NON)                                                          1,376,400
 ........................................................................................................................
             12,900   Corning, Inc.                                                                            3,481,388
 ........................................................................................................................
              6,000   Crossroads Systems, Inc. (NON)                                                             151,500
 ........................................................................................................................
              9,700   Natural Microsystems Corp. (NON)                                                         1,090,644
 ........................................................................................................................
             49,271   Nokia Oyj AB Class A, (Finland)                                                          2,523,980
 ........................................................................................................................
            113,800   Nortel Networks Corp. (Canada)                                                           7,766,850
 ........................................................................................................................
             26,486   Nortel Networks Corp. (Canada)                                                           1,836,394
 ........................................................................................................................
              8,100   Powerwave Technologies, Inc. (NON)                                                         356,400
 ........................................................................................................................
              8,100   Proxim, Inc. (NON)                                                                         801,647
 ........................................................................................................................
             11,200   SeaChange International, Inc. (NON)                                                        323,400
 ........................................................................................................................
             10,900   SpectraLink Corp. (NON)                                                                    159,413
 ........................................................................................................................
             58,302   Telefonaktiebolaget LM Ericsson
                      Class B (Sweden)                                                                         1,160,586
 ........................................................................................................................
             21,700   Tellabs, Inc. (NON)                                                                      1,485,094
 ........................................................................................................................
              9,300   Tollgrade Communications, Inc. (NON)                                                     1,232,250
------------------------------------------------------------------------------------------------------------------------
                                                                                                              34,044,761
------------------------------------------------------------------------------------------------------------------------
Computers (3.4%)
 ........................................................................................................................
             55,000   Apple Computer, Inc. (NON)                                                               2,880,625
 ........................................................................................................................
              9,050   Cybex Computer Products Corp. (NON)                                                        383,494
 ........................................................................................................................
             47,400   Dell Computer Corp. (NON)                                                                2,337,413
 ........................................................................................................................
             43,800   EMC Corp. (NON)                                                                          3,369,863
 ........................................................................................................................
             49,900   Fujitsu Ltd. (Japan)                                                                     1,731,263
 ........................................................................................................................
             25,200   Gateway, Inc. (NON)                                                                      1,430,100
 ........................................................................................................................
             50,465   Hewlett-Packard Co.                                                                      6,301,817
 ........................................................................................................................
             32,440   IBM Corp.                                                                                3,554,208
 ........................................................................................................................
             35,600   Lexmark International Group, Inc.
                      Class A (NON)                                                                            2,394,100
 ........................................................................................................................
              5,200   McAfee.com Corp. (NON)                                                                     135,525
 ........................................................................................................................
              2,400   Mobility Electronics, Inc. (NON)                                                            28,800
 ........................................................................................................................
             12,860   NCR Corp. (NON)                                                                            500,736
 ........................................................................................................................
             59,641   NEC Corp. (Japan)                                                                        1,877,524
 ........................................................................................................................
             20,700   Parametric Technology Corp. (NON)                                                          227,700
 ........................................................................................................................
             11,615   Seagate Technology, Inc. (NON)                                                             638,825
 ........................................................................................................................
                600   Sharp Corp. (Japan)                                                                         10,635
 ........................................................................................................................
              1,600   Spyglass, Inc. (NON)                                                                        50,100
 ........................................................................................................................
             35,500   Sun Microsystems, Inc. (NON)                                                             3,228,281
 ........................................................................................................................
             44,000   Toshiba Corp.                                                                              497,901
 ........................................................................................................................
             11,800   Universal Electronics, Inc. (NON)                                                          289,838
 ........................................................................................................................
             11,400   Vertel Corp. (NON)                                                                         199,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                              32,068,248
------------------------------------------------------------------------------------------------------------------------
Conglomerates (3.1%)
 ........................................................................................................................
            112,479   Aegis Group PLC (United Kingdom)                                                           331,111
 ........................................................................................................................
            282,800   General Electric Co.                                                                    14,988,400
 ........................................................................................................................
             17,760   Honeywell International, Inc.                                                              598,290
 ........................................................................................................................
             76,616   Investor AB (Sweden)                                                                     1,053,186
 ........................................................................................................................
             14,985   Smiths Industries PLC (United Kingdom)                                                     195,046
 ........................................................................................................................
             36,300   Sumitomo Corp. (Japan)                                                                     409,396
 ........................................................................................................................
            233,011   Tyco International, Ltd.                                                                11,038,896
------------------------------------------------------------------------------------------------------------------------
                                                                                                              28,614,325
------------------------------------------------------------------------------------------------------------------------
Construction (0.2%)
 ........................................................................................................................
             46,807   CRH PLC (Ireland) (NON)                                                                    847,845
 ........................................................................................................................
             16,600   CSR, Ltd. (Australia)                                                                       46,222
 ........................................................................................................................
              7,174   Lafarge Coppee (France)                                                                    559,671
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,453,738
------------------------------------------------------------------------------------------------------------------------
Consumer (--%)
 ........................................................................................................................
             30,600   Williams PLC                                                                               178,305
------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals (0.1%)
 ........................................................................................................................
              6,500   Sony Corp. (Japan)                                                                         608,338
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (0.9%)
 ........................................................................................................................
             12,800   Avon Products, Inc.                                                                        569,600
 ........................................................................................................................
             28,000   Colgate-Palmolive Co.                                                                    1,676,500
 ........................................................................................................................
             36,300   Estee Lauder Cos. Class A                                                                1,794,581
 ........................................................................................................................
             64,150   Kimberly-Clark Corp.                                                                     3,680,606
 ........................................................................................................................
             33,000   Shiseido Co., Ltd. (Japan)                                                                 511,628
 ........................................................................................................................
              8,600   Yankee Candle Company, Inc. (The) (NON)                                                    185,975
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,418,890
------------------------------------------------------------------------------------------------------------------------
Consumer Services (--%)
 ........................................................................................................................
              8,300   Hotel Reservations Network, Inc.
                      Class A (NON)                                                                              246,925
 ........................................................................................................................
              3,700   Multex.com, Inc. (NON)                                                                      93,194
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 340,119
------------------------------------------------------------------------------------------------------------------------
Distribution (0.2%)
 ........................................................................................................................
              5,900   Black Box Corp. (NON)                                                                      467,114
 ........................................................................................................................
             24,200   SYSCO Corp.                                                                              1,019,425
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,486,539
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (1.3%)
 ........................................................................................................................
             68,245   CiNergy Corp.                                                                            1,735,982
 ........................................................................................................................
             35,400   CP&L, Inc.                                                                               1,130,588
 ........................................................................................................................
             42,245   Dominion Resources, Inc.                                                                 1,811,254
 ........................................................................................................................
             69,872   Edison International                                                                     1,432,376
 ........................................................................................................................
             77,980   Entergy Corp.                                                                            2,120,081
 ........................................................................................................................
              6,000   Hongkong Electric Holdings, Ltd.
                      (Hong Kong)                                                                                 19,321
 ........................................................................................................................
             21,740   Iberdrola SA (Spain) (NON)                                                                 281,281
 ........................................................................................................................
             35,700   NiSource, Inc.                                                                             664,913
 ........................................................................................................................
             51,900   Reliant Energy, Inc.                                                                     1,534,294
 ........................................................................................................................
             79,842   Scottish Power PLC (United Kingdom)                                                        676,709
 ........................................................................................................................
             32,720   TXU Corp.                                                                                  965,240
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,372,039
------------------------------------------------------------------------------------------------------------------------
Electrical Equipment (0.4%)
 ........................................................................................................................
              2,360   ABB AG (Switzerland)                                                                       283,458
 ........................................................................................................................
                690   ABB, Ltd. (Switzerland)                                                                     80,445
 ........................................................................................................................
             33,110   Emerson Electric Co.                                                                     1,999,016
 ........................................................................................................................
             18,100   Manufacturers' Services, Ltd. (NON)                                                        372,181
 ........................................................................................................................
             32,220   Rockwell International Corp.                                                             1,014,930
 ........................................................................................................................
             83,495   Siebe PLC (United Kingdom)                                                                 313,397
 ........................................................................................................................
              2,100   Therma-Wave, Inc. (NON)                                                                     46,856
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,110,283
------------------------------------------------------------------------------------------------------------------------
Electronics (4.6%)
 ........................................................................................................................
             26,300   Act Manufacturing, Inc. (NON)                                                            1,221,306
 ........................................................................................................................
             12,344   Agilent Technologies, Inc. (NON)                                                           910,371
 ........................................................................................................................
              8,000   Alpha Industries, Inc. (NON)                                                               352,500
 ........................................................................................................................
              4,500   American Superconductor Corp. (NON)                                                        217,125
 ........................................................................................................................
             11,450   ANADIGICS, Inc. (NON)                                                                      390,016
 ........................................................................................................................
             11,200   ARM Holdings PLC (United Kingdom) (NON)                                                    120,015
 ........................................................................................................................
             12,700   Aware, Inc. (NON)                                                                          649,288
 ........................................................................................................................
              6,000   Benchmark Electronics, Inc. (NON)                                                          219,375
 ........................................................................................................................
              4,600   Broadcom Corp. (NON)                                                                     1,007,113
 ........................................................................................................................
              4,800   Centillium Communications, Inc. (NON)                                                      331,200
 ........................................................................................................................
             10,700   Exar Corp. (NON)                                                                           932,906
 ........................................................................................................................
             20,300   Integrated Silicon Solutions, Inc. (NON)                                                   771,400
 ........................................................................................................................
             96,400   Intel Corp.                                                                             12,887,475
 ........................................................................................................................
             26,300   JDS Uniphase Corp. (NON)                                                                 3,152,713
 ........................................................................................................................
              5,600   Keithley Instruments, Inc.                                                                 487,900
 ........................................................................................................................
              8,600   Kent Electronics Corp. (NON)                                                               256,388
 ........................................................................................................................
              5,500   Kyocera Corp. (Japan)                                                                      935,385
 ........................................................................................................................
             49,700   Linear Technology Corp.                                                                  3,177,694
 ........................................................................................................................
             19,400   LSI Logic Corp. (NON)                                                                    1,050,025
 ........................................................................................................................
             11,100   Micrel, Inc. (NON)                                                                         482,156
 ........................................................................................................................
             30,270   Motorola, Inc.                                                                             879,722
 ........................................................................................................................
              6,800   Nanometrics, Inc. (NON)                                                                    280,075
 ........................................................................................................................
              7,700   Oak Technology, Inc. (NON)                                                                 166,031
 ........................................................................................................................
              5,300   Power Integrations, Inc.                                                                   124,881
 ........................................................................................................................
             19,400   PSi Technologies Holdings, Inc. ADR
                      (Philippines) (NON)                                                                        402,550
 ........................................................................................................................
                300   Rohm Co., Ltd. (Japan)                                                                      87,918
 ........................................................................................................................
              5,181   Samsung Electronics Co. (South Korea)                                                    1,714,763
 ........................................................................................................................
             26,500   SCI Systems, Inc. (NON)                                                                  1,038,469
 ........................................................................................................................
             20,600   Sipex Corp. (NON)                                                                          570,363
 ........................................................................................................................
                567   Swatch Group AG Class B
                      (The) (Switzerland)                                                                        723,399
 ........................................................................................................................
                628   Swatch Group AG (The) (Switzerland)                                                        164,379
 ........................................................................................................................
            128,480   Taiwan Semiconductor
                      Manufacturing Co. (Taiwan)                                                                 610,019
 ........................................................................................................................
             46,800   Texas Instruments, Inc.                                                                  3,214,575
 ........................................................................................................................
                800   TranSwitch Corp. (NON)                                                                      61,750
 ........................................................................................................................
             10,800   Trimble Navigation, Ltd. (NON)                                                             527,175
 ........................................................................................................................
              2,000   Venture Manufacturing, Ltd. (Singapore)                                                     20,364
 ........................................................................................................................
             10,705   W W Grainger                                                                               329,848
 ........................................................................................................................
             24,100   Xilinx, Inc. (NON)                                                                       1,989,756
 ........................................................................................................................
             14,700   Zoran Corp. (NON)                                                                          969,281
------------------------------------------------------------------------------------------------------------------------
                                                                                                              43,427,669
------------------------------------------------------------------------------------------------------------------------
Energy (0.1%)
 ........................................................................................................................
             14,100   Halliburton Co.                                                                            665,344
 ........................................................................................................................
              7,420   Schlumberger, Ltd.                                                                         553,718
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,219,062
------------------------------------------------------------------------------------------------------------------------
Engineering & Construction (0.2%)
 ........................................................................................................................
              1,645   Bouygues S.A. (France)                                                                   1,103,598
 ........................................................................................................................
             15,850   Dycom Industries, Inc. (NON)                                                               729,100
 ........................................................................................................................
             11,300   Insituform Technologies, Inc. (NON)                                                        306,513
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,139,211
------------------------------------------------------------------------------------------------------------------------
Entertainment (0.8%)
 ........................................................................................................................
            103,304   Viacom, Inc. Class B (NON)                                                               7,044,042
------------------------------------------------------------------------------------------------------------------------
Financial (1.7%)
 ........................................................................................................................
            104,400   American Express Co.                                                                     5,441,850
 ........................................................................................................................
             25,250   Associates First Capital Corp.                                                             563,391
 ........................................................................................................................
            109,450   Citigroup, Inc.                                                                          6,594,363
 ........................................................................................................................
             40,900   Fannie Mae                                                                               2,134,469
 ........................................................................................................................
                198   Julius Baer Holdings AG (Switzerland)                                                      785,618
------------------------------------------------------------------------------------------------------------------------
                                                                                                              15,519,691
------------------------------------------------------------------------------------------------------------------------
Food (0.5%)
 ........................................................................................................................
             33,135   General Mills, Inc.                                                                      1,267,414
 ........................................................................................................................
              3,822   Groupe Danone (France)                                                                     509,158
 ........................................................................................................................
             11,600   Hain Celestial Group, Inc. (NON)                                                           425,575
 ........................................................................................................................
                497   Nestle S.A. (Switzerland)                                                                  998,219
 ........................................................................................................................
             18,695   Quaker Oats Co. (The)                                                                    1,404,462
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,604,828
------------------------------------------------------------------------------------------------------------------------
Health Care Services (1.5%)
 ........................................................................................................................
             12,900   Accredo Health, Inc. (NON)                                                                 445,856
 ........................................................................................................................
              4,100   Allscripts, Inc. (NON)                                                                      94,300
 ........................................................................................................................
             66,475   Baxter International, Inc.                                                               4,674,023
 ........................................................................................................................
             36,565   CIGNA Corp.                                                                              3,418,828
 ........................................................................................................................
              8,800   Invitrogen Corp. (NON)                                                                     661,788
 ........................................................................................................................
              8,900   LifePoint Hospitals, Inc. (NON)                                                            198,025
 ........................................................................................................................
             51,775   Mallinckrodt, Inc.                                                                       2,248,977
 ........................................................................................................................
             15,100   On Assignment, Inc. (NON)                                                                  460,550
 ........................................................................................................................
             20,600   Province Healthcare Co. (NON)                                                              744,175
 ........................................................................................................................
             21,800   RehabCare Group, Inc. (NON)                                                                594,050
 ........................................................................................................................
             25,600   Sun Life Financial Services of
                      Canada, Inc. (Canada) (NON)                                                                431,218
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,971,790
------------------------------------------------------------------------------------------------------------------------
Insurance (1.9%)
 ........................................................................................................................
                700   Alleanza Assicurazioni (Italy)                                                               9,359
 ........................................................................................................................
              1,496   Allianz AG (Germany)                                                                       544,831
 ........................................................................................................................
             24,350   American General Corp.                                                                   1,485,350
 ........................................................................................................................
             75,885   American International Group, Inc.                                                       8,916,488
 ........................................................................................................................
              9,121   Axa S.A. (France)                                                                        1,442,358
 ........................................................................................................................
             33,484   Internationale Nederlanden Groep
                      (ING) (Netherlands)                                                                      2,272,047
 ........................................................................................................................
             13,305   Jefferson-Pilot Corp.                                                                      750,901
 ........................................................................................................................
             34,085   Lincoln National Corp.                                                                   1,231,321
 ........................................................................................................................
                465   Swiss Reinsurance Co. (Switzerland)                                                        951,110
------------------------------------------------------------------------------------------------------------------------
                                                                                                              17,603,765
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (1.0%)
 ........................................................................................................................
             24,495   Merrill Lynch & Co., Inc.                                                                2,816,925
 ........................................................................................................................
             17,800   Morgan Stanley, Dean Witter,
                      Discover and Co.                                                                         1,481,850
 ........................................................................................................................
            159,000   Nikko Securities Co., Ltd. (Japan)                                                       1,578,276
 ........................................................................................................................
             11,000   Nomura Securities Co., Ltd. (Japan)                                                        269,853
 ........................................................................................................................
             30,200   Paine Webber Group, Inc.                                                                 1,374,100
 ........................................................................................................................
             56,850   Schwab (Charles) Corp.                                                                   1,911,581
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,432,585
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.2%)
 ........................................................................................................................
            140,606   Granada Group PLC (United Kingdom)                                                       1,404,527
------------------------------------------------------------------------------------------------------------------------
Machinery (0.1%)
 ........................................................................................................................
             13,000   Caterpillar, Inc.                                                                          440,375
 ........................................................................................................................
             13,653   Sandvik AB (Sweden) (NON)                                                                  288,137
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 728,512
------------------------------------------------------------------------------------------------------------------------
Manufacturing (0.1%)
 ........................................................................................................................
             12,600   GSI Lumonics, Inc. (Canada) (NON)                                                          442,575
 ........................................................................................................................
              7,529   SKF Corp. AB (Sweden) (NON)                                                                120,244
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 562,819
------------------------------------------------------------------------------------------------------------------------
Media (0.5%)
 ........................................................................................................................
             74,204   Carlton Communications PLC (United
                      Kingdom)                                                                                   954,616
 ........................................................................................................................
             64,227   EMI Group PLC (United Kingdom)                                                             583,245
 ........................................................................................................................
              6,500   Seagram Co., Ltd.                                                                          377,000
 ........................................................................................................................
             38,100   Time Warner, Inc.                                                                        2,895,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,810,461
------------------------------------------------------------------------------------------------------------------------
Medical Technology (0.6%)
 ........................................................................................................................
             24,100   Allergan, Inc.                                                                           1,795,450
 ........................................................................................................................
              6,600   ArthroCare Corp. (NON)                                                                     351,450
 ........................................................................................................................
             19,245   Bausch & Lomb, Inc.                                                                      1,489,082
 ........................................................................................................................
              2,600   Igen, Inc. (NON)                                                                            43,063
 ........................................................................................................................
              3,900   Molecular Devices Corp. (NON)                                                              269,831
 ........................................................................................................................
             16,300   PE Corp.                                                                                 1,073,763
 ........................................................................................................................
             13,500   ResMed, Inc. (NON)                                                                         361,125
 ........................................................................................................................
              2,900   Sonic Innovations, Inc. (NON)                                                               53,831
 ........................................................................................................................
             12,000   St. Jude Medical, Inc. (NON)                                                               549,567
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,987,162
------------------------------------------------------------------------------------------------------------------------
Metals (0.1%)
 ........................................................................................................................
             30,460   Alcoa, Inc.                                                                                883,340
 ........................................................................................................................
                580   Pohang Iron & Steel Company, Ltd.
                      (South Korea)                                                                               49,952
 ........................................................................................................................
              7,890   Pohang Iron & Steel Company, Ltd. ADR
                      (South Korea)                                                                              189,360
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,122,652
------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (0.6%)
 ........................................................................................................................
             27,985   El Paso Energy Corp.                                                                     1,425,486
 ........................................................................................................................
             52,300   Enron Corp.                                                                              3,373,350
 ........................................................................................................................
             12,000   Hong Kong and China Gas Co., Ltd.
                      (Hong Kong)                                                                                 13,471
 ........................................................................................................................
             26,785   Williams Cos., Inc.                                                                      1,116,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,928,907
------------------------------------------------------------------------------------------------------------------------
Office Equipment & Supplies (--%)
 ........................................................................................................................
              9,300   Daisytek International Corp. (NON)                                                          87,769
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (3.8%)
 ........................................................................................................................
             23,500   Anadarko Petroleum Corp.                                                                 1,158,844
 ........................................................................................................................
             20,600   Apache Corp.                                                                             1,211,538
 ........................................................................................................................
             33,400   BP Amoco PLC ADR (United Kingdom)                                                        1,889,188
 ........................................................................................................................
            170,654   British Petroleum Co. PLC
                      (United Kingdom)                                                                         1,637,526
 ........................................................................................................................
            122,140   Conoco, Inc.                                                                             2,687,080
 ........................................................................................................................
             65,000   Conoco, Inc. Class B                                                                     1,596,563
 ........................................................................................................................
            171,700   Ente Nazionale Idrocarburi (ENI)
                      SpA (Italy)                                                                                995,572
 ........................................................................................................................
            114,218   ExxonMobil Corp.                                                                         8,966,113
 ........................................................................................................................
             25,400   Pinnacle Holdings, Inc. (NON)                                                            1,371,600
 ........................................................................................................................
             90,035   Royal Dutch Petroleum Co.
                      PLC ADR (Netherlands)                                                                    5,542,780
 ........................................................................................................................
            333,194   Shell Transportation & Trading
                      (United Kingdom) (NON)                                                                   2,781,154
 ........................................................................................................................
              7,600   Suncor Energy, Inc. (Canada) (NON)                                                         175,479
 ........................................................................................................................
             44,900   Tosco Corp.                                                                              1,271,231
 ........................................................................................................................
             25,699   Total Fina Elf S.A. Class B, (France)                                                    3,955,565
------------------------------------------------------------------------------------------------------------------------
                                                                                                              35,240,233
------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products (0.3%)
 ........................................................................................................................
             23,110   Boise Cascade Corp.                                                                        597,971
 ........................................................................................................................
             34,710   Owens-Illinois, Inc. (NON)                                                                 405,673
 ........................................................................................................................
             13,400   Sealed Air Corp. (NON)                                                                     701,825
 ........................................................................................................................
             32,295   Smurfit-Stone Container Corp. (NON)                                                        415,798
 ........................................................................................................................
             22,722   Stora Enso Oyj Class A (Finland)                                                           207,968
 ........................................................................................................................
              1,729   Stora Enso Oyj Class R (Finland)                                                            15,908
 ........................................................................................................................
             18,775   Weyerhaeuser Co.                                                                           807,325
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,152,468
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (5.5%)
 ........................................................................................................................
             47,695   Abbott Laboratories                                                                      2,125,408
 ........................................................................................................................
             73,875   American Home Products Corp.                                                             4,340,156
 ........................................................................................................................
             25,500   Anesta Corp. (NON)                                                                         634,313
 ........................................................................................................................
              6,900   Angiotech Pharmaceuticals, Inc. (Canada) (NON)                                             288,075
 ........................................................................................................................
              1,372   Ares-Serono Group Class B, (Switzerland)                                                 1,147,835
 ........................................................................................................................
             25,036   Aventis S.A. (France)                                                                    1,834,380
 ........................................................................................................................
             76,590   Bristol-Myers Squibb Co.                                                                 4,461,368
 ........................................................................................................................
             13,800   ChiRex, Inc. (NON)                                                                         276,000
 ........................................................................................................................
             13,000   Eisai Co., Ltd. (Japan)                                                                    417,848
 ........................................................................................................................
              7,200   Elan Corp. PLC ADR (Ireland) (NON)                                                         348,750
 ........................................................................................................................
             14,001   Elan Corp. PLC (Ireland) (NON)                                                             655,497
 ........................................................................................................................
              3,600   Fujisawa Pharmaceutical Co. (Japan)                                                        146,001
 ........................................................................................................................
             58,200   Johnson & Johnson                                                                        5,929,125
 ........................................................................................................................
             18,300   Lilly (Eli) & Co.                                                                        1,827,713
 ........................................................................................................................
              4,600   Medicis Pharmaceutical Corp. Class A (NON)                                                 262,200
 ........................................................................................................................
             58,735   Merck & Co., Inc.                                                                        4,500,569
 ........................................................................................................................
            198,550   Pfizer, Inc.                                                                             9,530,400
 ........................................................................................................................
             88,575   Pharmacia Corp.                                                                          4,578,220
 ........................................................................................................................
             11,000   Priority Healthcare Corp. Class B (NON)                                                    817,438
 ........................................................................................................................
             23,059   Sanofi-Synthelabo SA (France)                                                            1,102,777
 ........................................................................................................................
            109,900   Schering-Plough Corp.                                                                    5,549,950
 ........................................................................................................................
             17,099   Zeneca Group PLC (United Kingdom)                                                          798,378
------------------------------------------------------------------------------------------------------------------------
                                                                                                              51,572,401
------------------------------------------------------------------------------------------------------------------------
Photography/Imaging (--%)
 ........................................................................................................................
              7,800   T/R Systems, Inc. (NON)                                                                     49,725
------------------------------------------------------------------------------------------------------------------------
Publishing (0.4%)
 ........................................................................................................................
             20,276   EMAP PLC (United Kingdom)                                                                  326,211
 ........................................................................................................................
              9,700   Gannett Co., Inc.                                                                          580,181
 ........................................................................................................................
              8,100   Information Holdings, Inc. (NON)                                                           299,700
 ........................................................................................................................
              1,000   Singapore Press Holdings, Ltd.
                      (Singapore)                                                                                 15,620
 ........................................................................................................................
             45,600   Tribune Co.                                                                              1,596,000
 ........................................................................................................................
             23,623   Wolters Kluwer NV (Netherlands)                                                            631,664
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,449,376
------------------------------------------------------------------------------------------------------------------------
Railroads (0.1%)
 ........................................................................................................................
             46,258   Burlington Northern Santa Fe Corp.                                                       1,061,043
------------------------------------------------------------------------------------------------------------------------
Real Estate (0.1%)
 ........................................................................................................................
             92,000   Cheung Kong Infrastructure Holdings
                      (Hong Kong)                                                                              1,017,986
------------------------------------------------------------------------------------------------------------------------
Regional Bells (1.3%)
 ........................................................................................................................
             71,015   Bell Atlantic Corp.                                                                      3,608,450
 ........................................................................................................................
             33,895   GTE Corp.                                                                                2,109,964
 ........................................................................................................................
            148,388   SBC Communications, Inc. (SEG)                                                           6,417,781
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,136,195
------------------------------------------------------------------------------------------------------------------------
Restaurants (--%)
 ........................................................................................................................
                130   AmeriKing, Inc. (NON)                                                                        1,300
 ........................................................................................................................
              4,500   Applebee's International, Inc.                                                             136,406
 ........................................................................................................................
              4,900   P.F. Chang's China Bistro, Inc. (NON)                                                      156,494
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 294,200
------------------------------------------------------------------------------------------------------------------------
Retail (2.6%)
 ........................................................................................................................
              7,266   99 Cents Only Stores (NON)                                                                 289,732
 ........................................................................................................................
             22,000   Bulgari SpA (Italy)                                                                        295,187
 ........................................................................................................................
             12,500   Cost Plus, Inc. (NON)                                                                      358,594
 ........................................................................................................................
             85,700   CVS Corp.                                                                                3,428,000
 ........................................................................................................................
             12,077   Factory 2-U Stores, Inc. (NON)                                                             456,662
 ........................................................................................................................
             21,960   Federated Department Stores, Inc. (NON)                                                    741,150
 ........................................................................................................................
              9,912   Gucci Group NV (Netherlands)                                                               939,162
 ........................................................................................................................
             77,900   Home Depot, Inc. (The)                                                                   3,890,131
 ........................................................................................................................
             16,300   Kohls Corp. (NON)                                                                          906,688
 ........................................................................................................................
             17,543   Koninklijke Ahold NV (Netherlands)                                                         518,351
 ........................................................................................................................
              9,000   Linens 'N Things, Inc. (NON)                                                               244,125
 ........................................................................................................................
             24,000   Lowe's Cos., Inc.                                                                          985,500
 ........................................................................................................................
             38,800   RadioShack Corp.                                                                         1,838,150
 ........................................................................................................................
             29,600   Sears, Roebuck & Co.                                                                       965,700
 ........................................................................................................................
             29,000   Staples, Inc. (NON)                                                                        445,875
 ........................................................................................................................
             29,900   Target Corp.                                                                             1,734,200
 ........................................................................................................................
            186,417   Tesco PLC (United Kingdom) (NON)                                                           579,802
 ........................................................................................................................
             66,200   TJX Cos., Inc. (The)                                                                     1,241,250
 ........................................................................................................................
              4,200   Tuesday Morning Corp. (NON)                                                                 44,100
 ........................................................................................................................
             10,200   Tweeter Home Entertainment
                      Group, Inc. (NON)                                                                          309,825
 ........................................................................................................................
             67,300   Wal-Mart Stores, Inc.                                                                    3,878,163
------------------------------------------------------------------------------------------------------------------------
                                                                                                              24,090,347
------------------------------------------------------------------------------------------------------------------------
Schools (0.1%)
 ........................................................................................................................
              6,200   Career Education Corp. (NON)                                                               300,700
 ........................................................................................................................
             13,100   Learning Tree International, Inc. (NON)                                                    802,375
 ........................................................................................................................
             16,800   ProsoftTraining.com (NON)                                                                  282,450
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,385,525
------------------------------------------------------------------------------------------------------------------------
Semiconductor (0.9%)
 ........................................................................................................................
              6,300   Advanced Energy Industries, Inc. (NON)                                                     371,306
 ........................................................................................................................
             33,100   Applied Materials, Inc. (NON)                                                            2,999,688
 ........................................................................................................................
              5,700   ATMI, Inc. (NON)                                                                           265,050
 ........................................................................................................................
             11,000   Credence Systems Corp. (NON)                                                               607,063
 ........................................................................................................................
             15,300   Helix Technology Corp.                                                                     596,700
 ........................................................................................................................
             24,500   LTX Corp. (NON)                                                                            855,969
 ........................................................................................................................
              3,400   Photon Dynamics, Inc. (NON)                                                                253,938
 ........................................................................................................................
              4,400   Rudolph Technologies, Inc. (NON)                                                           170,500
 ........................................................................................................................
             20,400   Teradyne, Inc. (NON)                                                                     1,499,400
 ........................................................................................................................
              7,600   Veeco Instruments, Inc. (NON)                                                              556,700
 ........................................................................................................................
              3,900   Zygo Corp. (NON)                                                                           354,169
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,530,483
------------------------------------------------------------------------------------------------------------------------
Shipping (0.2%)
 ........................................................................................................................
             11,900   EGL, Inc. (NON)                                                                            365,925
 ........................................................................................................................
             10,400   Expeditors International of
                      Washington, Inc.                                                                           494,000
 ........................................................................................................................
             10,600   Fritz Companies, Inc. (NON)                                                                109,313
 ........................................................................................................................
             14,000   United Parcel Service, Inc.                                                                826,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,795,238
------------------------------------------------------------------------------------------------------------------------
Software (2.7%)
 ........................................................................................................................
              4,000   BackWeb Technologies, Ltd. (Israel)                                                         91,500
 ........................................................................................................................
             15,900   BEA Systems, Inc. (NON)                                                                    786,056
 ........................................................................................................................
             29,600   BMC Software, Inc. (NON)                                                                 1,079,938
 ........................................................................................................................
              1,600   Brio Technology, Inc. (NON)                                                                 33,900
 ........................................................................................................................
              3,600   Clarus Corp. (NON)                                                                         139,950
 ........................................................................................................................
             14,200   Click Commerce, Inc. (NON)                                                                 321,275
 ........................................................................................................................
             42,800   Computer Associates International, Inc.                                                  2,190,825
 ........................................................................................................................
             12,500   Dendrite International, Inc. (NON)                                                         416,406
 ........................................................................................................................
              6,000   Digimarc Corp. (NON)                                                                       231,000
 ........................................................................................................................
             14,200   DSET Corp. (NON)                                                                           431,325
 ........................................................................................................................
             12,200   Exchange Applications, Inc. (NON)                                                          324,825
 ........................................................................................................................
             10,400   I2 Technologies, Inc. (NON)                                                              1,084,363
 ........................................................................................................................
              7,100   Informatica Corp. (NON)                                                                    581,756
 ........................................................................................................................
              6,600   Kronos, Inc. (NON)                                                                         171,600
 ........................................................................................................................
             13,800   Manugistics Group, Inc. (NON)                                                              645,150
 ........................................................................................................................
            104,900   Microsoft Corp. (NON) (SEG)                                                              8,392,000
 ........................................................................................................................
             37,600   Misys PLC (United Kingdom)                                                                 317,544
 ........................................................................................................................
              5,900   Netegrity, Inc. (NON)                                                                      444,344
 ........................................................................................................................
              9,300   Novadigm, Inc. (NON)                                                                       183,675
 ........................................................................................................................
             32,100   Oracle Corp. (NON)                                                                       2,698,406
 ........................................................................................................................
              8,000   Siebel Systems, Inc. (NON)                                                               1,308,500
 ........................................................................................................................
             22,000   VERITAS Software Corp. (NON)                                                             2,486,344
 ........................................................................................................................
             11,800   Verity, Inc. (NON)                                                                         448,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                              24,809,082
------------------------------------------------------------------------------------------------------------------------
Technology (0.3%)
 ........................................................................................................................
             56,925   Philips Electronics N.V. (Netherlands) (NON)                                             2,695,112
------------------------------------------------------------------------------------------------------------------------
Technology Services (1.1%)
 ........................................................................................................................
              2,000   About.com, Inc. (NON)                                                                       63,000
 ........................................................................................................................
             32,300   America Online, Inc. (NON)                                                               1,703,825
 ........................................................................................................................
             41,900   Automatic Data Processing, Inc.                                                          2,244,269
 ........................................................................................................................
             11,700   Braun Consulting, Inc. (NON)                                                               247,163
 ........................................................................................................................
              8,200   C-Bridge Internet Solutions, Inc. (NON)                                                    142,475
 ........................................................................................................................
                  1   CMG Information Services, Inc. (NON)                                                            46
 ........................................................................................................................
              3,800   Cysive, Inc. (NON)                                                                          90,725
 ........................................................................................................................
             54,855   Electronic Data Systems Corp.                                                            2,262,769
 ........................................................................................................................
             13,700   eLoyalty Corp. (NON)                                                                       174,675
 ........................................................................................................................
             13,000   Globix Corp. (NON)                                                                         381,063
 ........................................................................................................................
             32,000   Hon Hai Precision Industry (Taiwan)                                                        289,301
 ........................................................................................................................
             21,400   Management Network
                      Group, Inc. (The) (NON)                                                                    749,000
 ........................................................................................................................
              7,900   Pilot Network Services, Inc. (NON)                                                         117,513
 ........................................................................................................................
              3,900   Predictive Systems, Inc. (NON)                                                             140,156
 ........................................................................................................................
              6,300   Proxicom, Inc. (NON)                                                                       301,613
 ........................................................................................................................
              8,600   Razorfish, Inc. (NON)                                                                      138,138
 ........................................................................................................................
              6,700   Yahoo!, Inc. (NON)                                                                         829,963
 ........................................................................................................................
              7,700   YouthStream Media Networks, Inc. (NON)                                                      45,719
 ........................................................................................................................
             16,700   Zamba Corp. (NON)                                                                           91,850
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,013,263
------------------------------------------------------------------------------------------------------------------------
Telecommunications (3.4%)
 ........................................................................................................................
             12,300   Airgate PCS, Inc. (NON)                                                                    646,519
 ........................................................................................................................
             12,100   Alamosa PCS Holdings, Inc. (NON)                                                           252,588
 ........................................................................................................................
             45,090   ALLTEL Corp.                                                                             2,792,762
 ........................................................................................................................
             37,900   AT&T Wireless Group (NON)                                                                1,056,463
 ........................................................................................................................
             29,963   Cable & Wireless PLC (United Kingdom) (NON)                                                507,451
 ........................................................................................................................
            108,532   Carso Global Telecom (Mexico) (NON)                                                        309,997
 ........................................................................................................................
            191,000   China Telecom, Ltd. (Hong Kong) (NON)                                                    1,684,617
 ........................................................................................................................
              7,300   Choice One Communications, Inc. (NON)                                                      297,931
 ........................................................................................................................
             13,250   CTC Communications Group, Inc. (NON)                                                       477,000
 ........................................................................................................................
                 22   DDI Corp. (Japan)                                                                          212,138
 ........................................................................................................................
              5,836   France Telecom S.A. (France)                                                               818,848
 ........................................................................................................................
              4,600   Intermedia Communications, Inc. (NON)                                                      136,850
 ........................................................................................................................
             17,300   MCK Communications, Inc. (NON)                                                             400,063
 ........................................................................................................................
                107   MGC Communications, Inc.                                                                     6,413
 ........................................................................................................................
             11,000   Net2000 Communications, Inc. (NON)                                                         180,125
 ........................................................................................................................
              3,543   NetCom AB (Sweden) (NON)                                                                   263,118
 ........................................................................................................................
             41,500   Nextel Communications, Inc. Class A (NON)                                                2,539,281
 ........................................................................................................................
                180   Nippon Telegraph and
                      Telephone Corp. (Japan)                                                                  2,399,319
 ........................................................................................................................
             20,500   Price Communications Corp (NON)                                                            483,031
 ........................................................................................................................
              5,400   Rural Cellular Corp. Class A (NON)                                                         413,438
 ........................................................................................................................
             20,100   SBA Communications Corp. (NON)                                                           1,043,944
 ........................................................................................................................
             17,900   Somera Communications, Inc. (NON)                                                          243,888
 ........................................................................................................................
              5,087   Sonera Group OYJ (Finland)                                                                 232,799
 ........................................................................................................................
            102,325   Sprint Corp.                                                                             5,218,575
 ........................................................................................................................
             33,800   Sprint Corp. (PCS Group) (NON)                                                           2,011,100
 ........................................................................................................................
             15,088   Telefonos de Mexico S.A. ADR
                      Class L, (Mexico)                                                                          861,902
 ........................................................................................................................
                  1   Telesp Participacoes S.A. (Brazil)                                                              14
 ........................................................................................................................
              9,381   Telesp-Telecomunicacoes de Sao Paulo
                      S.A. ADR (Brazil)                                                                          173,549
 ........................................................................................................................
                681   Viatel, Inc. (NON)                                                                          19,451
 ........................................................................................................................
             44,200   Vodafone AirTouch PLC ADR
                      (United Kingdom)                                                                         1,831,538
 ........................................................................................................................
            834,901   Vodafone Air Touch PLC (United
                      Kingdom)                                                                                 3,373,873
 ........................................................................................................................
             10,784   VoiceStream Wireless Corp. (NON)                                                         1,254,146
 ........................................................................................................................
              3,550   WinStar Communications, Inc. (NON)                                                         120,256
------------------------------------------------------------------------------------------------------------------------
                                                                                                              32,262,987
------------------------------------------------------------------------------------------------------------------------
Telephone (0.3%)
 ........................................................................................................................
             22,200   BCE, Inc. (Canada)                                                                         528,638
 ........................................................................................................................
              5,736   BCE, Inc. (Canada)                                                                         135,926
 ........................................................................................................................
                 17   KDD Corp. (Japan)                                                                            1,720
 ........................................................................................................................
             10,771   Korea Telecom Corp. (South Korea)                                                          521,047
 ........................................................................................................................
             57,871   Telefonica S.A. (Spain) (NON)                                                            1,247,930
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,435,261
------------------------------------------------------------------------------------------------------------------------
Tobacco (0.2%)
 ........................................................................................................................
                530   Cie Finance Richemont AG (Switzerland)                                                   1,432,917
------------------------------------------------------------------------------------------------------------------------
Toys (0.1%)
 ........................................................................................................................
             38,729   Hasbro, Inc.                                                                               583,356
 ........................................................................................................................
              2,500   Nintendo Co., Ltd. (Japan)                                                                 437,701
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,021,057
------------------------------------------------------------------------------------------------------------------------
                      Total Common Stocks
                      (cost $466,724,611)                                                                   $561,044,092
------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (9.7%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
 ........................................................................................................................
U.S. Government Agency Mortgage Obligations (6.8%)
 ........................................................................................................................
                      Federal Home Loan Mortgage Association
 ........................................................................................................................
         $1,034,871     8 1/2s, July 1, 2028                                                                  $1,056,314
 ........................................................................................................................
             77,746     6s, May 1, 2029                                                                           71,218
 ........................................................................................................................
                      Federal National Mortgage Association
 ........................................................................................................................
          2,085,000     8s, TBA, July 1, 2030                                                                  2,093,799
 ........................................................................................................................
          3,075,000     6s, TBA, July 1, 2030                                                                  2,814,117
 ........................................................................................................................
                      Federal National Mortgage Association
                      Pass-Through Certificates
 ........................................................................................................................
          4,469,198     8s, with due dates from January 1, 2024
                        to September 1, 2029                                                                   4,489,174
 ........................................................................................................................
          9,090,241     7 1/2s, with due dates from July 1, 2007
                        to June 1, 2030                                                                        8,966,398
 ........................................................................................................................
         14,646,089     7s, with due dates from March 1, 2028
                        to June 1, 2030                                                                       14,141,092
 ........................................................................................................................
         10,121,389     6s, with due dates from May 15, 2008
                        to November 1, 2014                                                                    9,485,945
 ........................................................................................................................
          1,370,000     5 3/4s, April 15, 2003                                                                 1,326,598
 ........................................................................................................................
                      Government National Mortgage
                      Association Pass-Through Certificates
 ........................................................................................................................
             31,402     11s, December 15, 2015                                                                    34,267
 ........................................................................................................................
          1,204,050     10s, with due dates from June 15, 2013
                        to March 1, 2029                                                                       1,281,275
 ........................................................................................................................
            471,057     9 1/2s, December 15, 2017                                                                499,026
 ........................................................................................................................
          8,861,561     9s, with due dates from
                        December 15, 2009 to
                        October 15, 2029                                                                       9,246,368
 ........................................................................................................................
          4,457,163     8s, with due dates from
                        September 15, 2020 to
                        August 15, 2027                                                                        4,517,191
 ........................................................................................................................
          2,028,162     7 1/2s, with due dates from
                        January15, 2023 to January 15, 2024                                                    2,019,360
 ........................................................................................................................
          1,904,720     7s, with due dates from May 15, 2023
                        to March 15, 2026                                                                      1,857,769
 ........................................................................................................................
            340,206     6 1/2s, with due dates from
                        December 15, 2027 to April 15, 2028                                                      322,935
------------------------------------------------------------------------------------------------------------------------
                                                                                                              64,222,846
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations (2.9%)
 ........................................................................................................................
                      U.S. Treasury Bonds
 ........................................................................................................................
         $4,525,000     6 1/2s, November 15, 2026 (SEG)                                                       $4,726,498
 ........................................................................................................................
          3,470,000     6 1/4s, May 15, 2030                                                                   3,640,793
 ........................................................................................................................
          4,335,000     6 1/8s, November 15, 2027 (SEG)                                                        4,325,506
 ........................................................................................................................
                      U.S. Treasury Notes
 ........................................................................................................................
          1,590,000     6 1/2s, February 15, 2010                                                              1,644,410
 ........................................................................................................................
          5,125,000     6 3/8s, January 31, 2002 (SEG)                                                         5,117,005
 ........................................................................................................................
          2,375,000     6 1/8s, August 15, 2029                                                                2,398,750
 ........................................................................................................................
          3,245,000     6 1/8s, December 31, 2001 (SEG)                                                        3,229,294
 ........................................................................................................................
          1,830,000     5 7/8s, November 15, 2004                                                              1,803,410
------------------------------------------------------------------------------------------------------------------------
                                                                                                              26,885,666
------------------------------------------------------------------------------------------------------------------------
                      Total U.S. Government and
                      Agency Obligations
                      (cost $91,142,970)                                                                     $91,108,512
------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (9.0%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
 ........................................................................................................................
Advertising and Marketing Services (0.1%)
 ........................................................................................................................
           $100,000   Adams Outdoor Advertising sr. notes
                      10 3/4s, 2006                                                                             $102,750
 ........................................................................................................................
            180,000   Lamar Media Corp. company guaranty
                      9 5/8s, 2006                                                                               180,000
 ........................................................................................................................
             10,000   Lamar Media Corp. company guaranty
                      8 5/8s, 2007                                                                                 9,550
 ........................................................................................................................
            225,000   Lamar Media Corp. sr. sub. notes
                      9 1/4s, 2007                                                                               220,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 512,800
------------------------------------------------------------------------------------------------------------------------
Aerospace and Defense (0.3%)
 ........................................................................................................................
             50,000   Argo-Tech Corp. company guaranty
                      8 5/8s, 2007                                                                                35,000
 ........................................................................................................................
            200,000   Argo-Tech Corp. company guaranty
                      Ser. D, 8 5/8s, 2007                                                                       142,000
 ........................................................................................................................
            210,000   BE Aerospace, Inc. sr. sub. notes
                      9 1/2s, 2008                                                                               193,200
 ........................................................................................................................
             70,000   Decrane Aircraft Holdings company
                      guaranty Ser. B, 12s, 2008                                                                  62,300
 ........................................................................................................................
             50,000   L-3 Communications Corp. sr. sub. notes
                      Ser. B, 10 3/8s, 2007                                                                       50,750
 ........................................................................................................................
             50,000   L-3 Communications Corp. sr. sub. notes
                      8 1/2s, 2008                                                                                46,000
 ........................................................................................................................
             50,000   L-3 Communications Corp. company
                      guaranty Ser. B, 8s, 2008                                                                   44,500
 ........................................................................................................................
            510,000   Lockheed Martin Corp. bonds 8 1/2s, 2029                                                   514,988
 ........................................................................................................................
            810,000   Lockheed Martin Corp. company
                      guaranty 7 1/4s, 2006                                                                      786,964
 ........................................................................................................................
            140,000   Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                                139,300
 ........................................................................................................................
            820,000   Raytheon Co. 144A notes 8.3s, 2010                                                         835,063
 ........................................................................................................................
             20,000   Sequa Corp. sr. notes 9s, 2009                                                              19,200
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,869,265
------------------------------------------------------------------------------------------------------------------------
Agriculture (0.1%)
 ........................................................................................................................
            645,457   Premium Standard Farms, Inc. sr. sec. notes
                      11s, 2003 (PIK)                                                                            587,366
------------------------------------------------------------------------------------------------------------------------
Airlines (0.2%)
 ........................................................................................................................
             99,762   Airbus Industries 144A 12.266s, 2020                                                       103,563
 ........................................................................................................................
            490,000   Calair LLC 144A company guaranty
                      8 1/8s, 2008                                                                               421,400
 ........................................................................................................................
             30,000   Continental Airlines, Inc. notes 8s, 2005                                                   27,755
 ........................................................................................................................
          1,609,709   Continental Airlines, Inc. pass-through
                      certificates Ser. 981C 6.541s, 2008                                                      1,517,424
 ........................................................................................................................
             40,000   Northwest Airlines, Inc. company
                      guaranty 7 7/8s, 2008                                                                       35,269
 ........................................................................................................................
             60,000   Northwest Airlines, Inc. company
                      guaranty 7 5/8s, 2005                                                                       54,685
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,160,096
------------------------------------------------------------------------------------------------------------------------
Automotive (0.3%)
 ........................................................................................................................
            290,000   Aftermarket Technology Corp. sr. sub.
                      notes 12s, 2004                                                                            290,000
 ........................................................................................................................
            380,000   Chrysler Corp. deb. Ser. B, 7.45s, 2097                                                    345,329
 ........................................................................................................................
            345,000   DaimlerChrysler Corp. company
                      guaranty 7.2s, 2009                                                                        332,128
 ........................................................................................................................
            920,000   Delphi Automotive Systems Corp. notes
                      6 1/8s, 2004                                                                               861,562
 ........................................................................................................................
             90,000   Dura Operating Corp. company guaranty
                      Ser. B, 9s, 2009                                                                            79,425
 ........................................................................................................................
            260,000   Federal Mogul Corp. notes 7 3/4s, 2006                                                     191,100
 ........................................................................................................................
             60,000   Federal Mogul Corp. notes 7 3/8s, 2006                                                      44,100
 ........................................................................................................................
            170,000   Hayes Lemmerz International, Inc.
                      company guaranty Ser. B, 8 1/4s, 2008                                                      142,800
 ........................................................................................................................
             75,000   Lear Corp. sub. notes 9 1/2s, 2006                                                          73,253
 ........................................................................................................................
            180,000   Navistar International Corp. sr. notes
                      Ser. B, 8s, 2008                                                                           165,600
 ........................................................................................................................
            250,000   Navistar International Corp. sr. notes
                      Ser. B, 7s, 2003                                                                           238,750
 ........................................................................................................................
            220,000   Oxford Automotive, Inc. company
                      guaranty Ser. D, 10 1/8s, 2007                                                             202,400
 ........................................................................................................................
             45,000   Safety Components International, Inc.
                      sr. sub. notes Ser. B, 10 1/8s, 2007
                      (In default) (NON)                                                                           6,750
 ........................................................................................................................
            160,000   Talon Automotive Group sr. sub. notes
                      Ser. B, 9 5/8s, 2008                                                                        70,400
 ........................................................................................................................
             80,000   Tenneco, Inc. company guaranty Ser. B,
                      11 5/8s, 2009                                                                               71,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,114,597
------------------------------------------------------------------------------------------------------------------------
Banking (0.9%)
 ........................................................................................................................
            825,000   BankAmerica Corp. sr. notes 5 7/8s, 2009                                                   726,454
 ........................................................................................................................
             30,000   Bank United Corp. sub. notes 8 7/8s, 2007                                                   27,975
 ........................................................................................................................
            215,000   Chevy Chase Savings Bank, Inc. sub. deb.
                      9 1/4s, 2005                                                                               202,100
 ........................................................................................................................
            110,000   Colonial Capital II 144A company
                      guaranty 8.92s, 2027                                                                       100,825
 ........................................................................................................................
             50,000   CSBI Capital Trust I 144A company
                      guaranty 11 3/4s, 2027                                                                      53,500
 ........................................................................................................................
            900,000   First Union Institute Capital I bonds
                      8.04s, 2026                                                                                784,917
 ........................................................................................................................
            445,000   First Union National Bank sub. notes
                      7 7/8s, 2010                                                                               439,304
 ........................................................................................................................
            705,000   Fleet Boston Corp. sub. notes 7 3/8s, 2009                                                 677,308
 ........................................................................................................................
            160,000   GS Escrow Corp. sr. notes 7 1/8s, 2005                                                     144,894
 ........................................................................................................................
            390,000   Merita Bank, Ltd. sub. notes 6 1/2s,
                      2006 (Finland)                                                                             368,195
 ........................................................................................................................
          1,950,000   NationsBank Corp. sub. notes 6 7/8s, 2005                                                1,882,374
 ........................................................................................................................
            705,000   Peoples Bank-Bridgeport sub. notes
                      7.2s, 2006                                                                                 643,806
 ........................................................................................................................
             20,000   Peoples Heritage Capital Trust
                      company guaranty Ser. B, 9.06s, 2027                                                        19,495
 ........................................................................................................................
          1,040,000   Popular, Inc. med. term notes 6.4s, 2000                                                 1,039,459
 ........................................................................................................................
             70,000   Provident Capital Trust company
                      guaranty 8.6s, 2026                                                                         67,136
 ........................................................................................................................
             80,000   Riggs Capital Trust 144A bonds
                      8 5/8s, 2026                                                                                63,542
 ........................................................................................................................
            650,000   St. Paul Bancorp sr. notes 7 1/8s, 2004                                                    623,942
 ........................................................................................................................
            110,000   Superior Financial 144A sr. notes
                      8.65s, 2003                                                                                105,070
 ........................................................................................................................
              5,000   Webster Capital Trust I 144A bonds
                      9.36s, 2027                                                                                  3,938
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,974,234
------------------------------------------------------------------------------------------------------------------------
Beverage (--%)
 ........................................................................................................................
            240,000   Triarc Consumer Products, Inc.
                      company guaranty 10 1/4s, 2009                                                             231,600
------------------------------------------------------------------------------------------------------------------------
Broadcasting (0.5%)
 ........................................................................................................................
            220,000   Acme Television sr. disc. notes
                      stepped-coupon zero % (10 7/8s,
                      9/30/00), 2004 (STP)                                                                       210,100
 ........................................................................................................................
            120,000   Allbritton Communications Co. sr. sub.
                      deb. Ser. B, 9 3/4s, 2007                                                                  114,000
 ........................................................................................................................
             20,000   Allbritton Communications Co. sr. sub.
                      notes Ser. B, 8 7/8s, 2008                                                                  18,300
 ........................................................................................................................
             88,000   AMFM Operating, Inc. deb.
                      12 5/8s, 2006 (PIK)                                                                        101,200
 ........................................................................................................................
            250,000   Benedek Communications Corp.
                      sr. disc. notes stepped-coupon zero %
                      (13 1/4s, 5/15/01), 2006 (STP)                                                             195,000
 ........................................................................................................................
            175,000   Capstar Broadcasting sr. disc. notes
                      stepped-coupon zero % (12 3/4s,
                      2/1/02), 2009 (STP)                                                                        160,563
 ........................................................................................................................
             63,100   Capstar Broadcasting sub. deb.
                      12s, 2009 (PIK)                                                                             73,196
 ........................................................................................................................
            310,000   Capstar Broadcasting sr. sub. notes
                      9 1/4s, 2007                                                                               309,225
 ........................................................................................................................
          1,200,000   Chancellor Media Corp. company
                      guaranty 8s, 2008                                                                        1,204,500
 ........................................................................................................................
             10,000   Citadel Broadcasting, Inc. sr. sub. notes
                      10 1/4s, 2007                                                                               10,150
 ........................................................................................................................
            140,000   Citadel Broadcasting, Inc. company
                      guaranty 9 1/4s, 2008                                                                      136,500
 ........................................................................................................................
            370,000   Diva Systems Corp. sr. disc. notes,
                      stepped-coupon Ser. B, zero %
                      (12 5/8s, 3/1/03), 2008 (STP)                                                              196,100
 ........................................................................................................................
            385,000   Echostar DBS Corp. sr. notes 9 3/8s, 2009                                                  371,525
 ........................................................................................................................
            130,000   Fox Family Worldwide, Inc. sr. notes
                      9 1/4s, 2007                                                                               116,350
 ........................................................................................................................
            125,000   Golden Sky DBS, Inc. sr. disc. notes
                      stepped-coupon Ser. B, zero %
                      (13 1/2s, 3/1/04), 2007 (STP)                                                               84,063
 ........................................................................................................................
            140,000   Golden Sky Systems company guaranty
                      Ser. B, 12 3/8s, 2006                                                                      152,600
 ........................................................................................................................
            225,000   Granite Broadcasting Corp. sr. sub. notes
                      9 3/8s, 2005                                                                               201,375
 ........................................................................................................................
            160,000   Knology Holdings, Inc. sr. disc. notes
                      stepped-coupon zero % (11 7/8s,
                      10/15/02), 2007 (STP)                                                                       84,800
 ........................................................................................................................
            180,000   Lin Holdings Corp. sr. disc. notes
                      stepped-coupon zero % (10s,
                      3/1/03), 2008 (STP)                                                                        117,000
 ........................................................................................................................
             60,000   LIN Television Corp. company guaranty
                      8 3/8s, 2008                                                                                54,900
 ........................................................................................................................
            580,000   News America Holdings, Inc. deb.
                      7 3/4s, 2045                                                                               503,504
 ........................................................................................................................
             80,000   News America Holdings, Inc. deb.
                      7.7s, 2025                                                                                  72,856
 ........................................................................................................................
             40,000   Onepoint Communications, Inc. company
                      guaranty Ser. B, 14 1/2s, 2008                                                              20,000
 ........................................................................................................................
             25,000   Paxson Communications Corp. 144A
                      sr. sub. notes 11 5/8s, 2002                                                                25,563
 ........................................................................................................................
             30,000   Pegasus Communications Corp.
                      sr. notes Ser. B, 9 3/4s, 2006                                                              28,950
 ........................................................................................................................
             10,000   Radio One, Inc. company guaranty
                      Ser. B, 12s, 2004                                                                           10,675
 ........................................................................................................................
             80,000   RCN Corp. sr. notes 10 1/8s, 2010                                                           67,200
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,640,195
------------------------------------------------------------------------------------------------------------------------
Building Materials (0.1%)
 ........................................................................................................................
             25,000   American Architectural Products Corp.
                      company guaranty 11 3/4s, 2007                                                               4,250
 ........................................................................................................................
            250,000   American Standard, Inc. company
                      guaranty 7 1/8s, 2003                                                                      236,250
 ........................................................................................................................
             40,000   Atrium Companies, Inc. company
                      guaranty Ser. B, 10 1/2s, 2009                                                              34,000
 ........................................................................................................................
            200,000   Building Materials Corp. company
                      guaranty 8s, 2008                                                                          157,000
 ........................................................................................................................
             70,000   NCI Building Systems, Inc. sr. sub. notes
                      Ser. B, 9 1/4s, 2009                                                                        65,100
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 496,600
------------------------------------------------------------------------------------------------------------------------
Cable Television (0.2%)
 ........................................................................................................................
            130,000   Adelphia Communications Corp. sr. notes
                      Ser. B, 9 7/8s, 2007                                                                       124,800
 ........................................................................................................................
            140,000   Adelphia Communications Corp. sr. notes
                      7 7/8s, 2009                                                                               118,300
 ........................................................................................................................
             10,000   Adelphia Communications Corp. sr. notes
                      7 3/4s, 2009                                                                                 8,450
 ........................................................................................................................
            525,000   Charter Communications Holdings LLC
                      sr. notes 8 5/8s, 2009                                                                     463,969
 ........................................................................................................................
            130,000   Classic Cable, Inc. company guaranty
                      Ser. B, 9 3/8s, 2009                                                                       113,425
 ........................................................................................................................
            100,000   Comcast UK Cable, Ltd. deb. stepped-
                      coupon zero % (11.2s, 11/15/00), 2007 (STP)                                                 94,750
 ........................................................................................................................
            300,000   CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2013                                              307,875
 ........................................................................................................................
             80,000   NTL Communications Corp. sr. notes
                      Ser. B, 11 1/2s, 2008                                                                       80,400
 ........................................................................................................................
            110,000   NTL, Inc. sr. notes Ser. B, 10s, 2007
                      (United Kingdom)                                                                           104,500
 ........................................................................................................................
             90,000   TeleWest Communications PLC 144A
                      sr. disc. notes stepped-coupon
                      zero % (11 3/8s, 2/1/05), 2010
                      (United Kingdom) (STP)                                                                      49,500
 ........................................................................................................................
            100,000   TeleWest Communications PLC deb.
                      stepped-coupon zero % (11s, 10/1/00),
                      2007 (United Kingdom) (STP)                                                                 95,250
 ........................................................................................................................
            240,000   TeleWest Communications PLC 144A
                      sr. notes 9 7/8s, 2010                                                                     229,200
 ........................................................................................................................
            340,000   United Pan-Europe N.V. sr. disc. notes
                      stepped-coupon Ser. B, zero % (13 3/4s,
                      2/01/05), 2010 (STP)                                                                       159,800
 ........................................................................................................................
            300,000   United Pan-Europe N.V. sr, disc. notes
                      stepped-coupon zero % (12.5s,
                      8/1/04), 2009 (STP)                                                                        150,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,100,219
------------------------------------------------------------------------------------------------------------------------
Chemicals (0.3%)
 ........................................................................................................................
             10,000   Borden Chemical, Inc. notes 9 1/2s, 2005                                                     9,050
 ........................................................................................................................
          1,500,000   du Pont (E.I.) de Nemours & Co., Ltd.
                      notes 6 7/8s, 2009                                                                       1,457,850
 ........................................................................................................................
             60,000   Geo Specialty Chemicals, Inc. sr. sub.
                      notes 10 1/8s, 2008                                                                         51,000
 ........................................................................................................................
             50,000   Georgia Gulf Corp. company guaranty
                      10 3/8s, 2007                                                                               51,375
 ........................................................................................................................
             90,000   Huntsman Corp. 144A sr. sub. notes
                      9 1/2s, 2007                                                                                81,900
 ........................................................................................................................
            110,000   Huntsman Corp. 144A sr. sub. notes
                      FRN 9.188s, 2007                                                                           100,100
 ........................................................................................................................
            380,000   Huntsman ICI Chemicals, Inc. company
                      guaranty 10 1/8s, 2009                                                                     381,900
 ........................................................................................................................
             75,000   ISP Holdings, Inc. sr. notes Ser. B,
                      9 3/4s, 2002                                                                                72,563
 ........................................................................................................................
            640,000   Lyondell Petrochemical Co. sr. sub. notes
                      10 7/8s, 2009                                                                              635,200
 ........................................................................................................................
            100,000   PCI Chemicals & Pharmaceuticals
                      company guaranty 9 1/4s, 2007 (India)                                                       66,000
 ........................................................................................................................
             30,000   Pioneer Americas Acquisition 144A
                      sr. notes 9 1/4s, 2007                                                                      18,900
 ........................................................................................................................
             30,000   Polymer Group, Inc. company guaranty
                      Ser. B, 9s, 2007                                                                            25,500
 ........................................................................................................................
             60,000   Polymer Group, Inc. company guaranty
                      Ser. B, 8 3/4s, 2008                                                                        50,400
 ........................................................................................................................
             53,204   Polytama International notes 11 1/4s,
                      2007 (Indonesia)                                                                             2,660
 ........................................................................................................................
             70,000   Royster-Clark, Inc. 1st mtge. 10 1/4s, 2009                                                 57,400
 ........................................................................................................................
            100,000   Sterling Chemicals Holdings sr. disc. notes
                      stepped-coupon zero % (13 1/2s,
                      8/15/01), 2008 (STP)                                                                        43,000
 ........................................................................................................................
            110,000   Sterling Chemicals, Inc. company
                      guaranty Ser. B, 12 3/8s, 2006                                                             113,300
 ........................................................................................................................
             20,000   Texas Petrochemical Corp. sr. sub. notes
                      11 1/8s, 2006                                                                               16,700
 ........................................................................................................................
             30,000   Texas Petrochemical Corp. sr. sub. notes
                      Ser. B, 11 1/8s, 2006                                                                       25,200
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,259,998
------------------------------------------------------------------------------------------------------------------------
Coal (--%)
 ........................................................................................................................
            120,000   Lodestar Holdings, Inc. company
                      guaranty 11 1/2s, 2005                                                                      21,600
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (--%)
 ........................................................................................................................
            220,000   Coinmach Corp. sr. notes Ser. D,
                      11 3/4s, 2005                                                                              211,200
------------------------------------------------------------------------------------------------------------------------
Computers (0.2%)
 ........................................................................................................................
          1,715,000   IBM Corp. deb. 6 1/2s, 2028                                                              1,546,175
 ........................................................................................................................
            130,000   Unisys Corp. sr. notes 7 7/8s, 2008                                                        120,900
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,667,075
------------------------------------------------------------------------------------------------------------------------
Conglomerates (0.1%)
 ........................................................................................................................
            650,000   Tyco International, Ltd. company
                      guaranty 6 3/8s, 2005                                                                      620,055
 ........................................................................................................................
            455,000   Tyco International, Ltd. company
                      guaranty 6 1/4s, 2003                                                                      434,425
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,054,480
------------------------------------------------------------------------------------------------------------------------
Construction (--%)
 ........................................................................................................................
             40,000   Republic Group, Inc. sr. sub. notes
                      9 1/2s, 2008                                                                                33,200
------------------------------------------------------------------------------------------------------------------------
Consumer (0.1%)
 ........................................................................................................................
            580,000   Fortune Brands, Inc. 144A sr. notes
                      7 1/8s, 2004                                                                               569,247
 ........................................................................................................................
            160,000   Home Interiors & Gifts, Inc. company
                      guaranty 10 1/8s, 2008                                                                     100,800
 ........................................................................................................................
            190,000   Samsonite Corp. sr. sub. notes
                      10 3/4s, 2008                                                                              158,175
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 828,222
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (0.2%)
 ........................................................................................................................
             10,000   Contifinancial Corp. sr. notes 8 3/8s,
                      2003 (In default) (NON)                                                                      1,325
 ........................................................................................................................
             40,000   Contifinancial Corp. sr. notes 8 1/8s,
                      2008 (In default) (NON)                                                                      5,300
 ........................................................................................................................
            210,000   Contifinancial Corp. sr. notes 7 1/2s,
                      2002 (In default) (NON)                                                                     23,100
 ........................................................................................................................
            535,000   Ford Motor Credit Corp. sr. notes
                      5.8s, 2009                                                                                 465,445
 ........................................................................................................................
          1,055,000   Household Finance Corp. notes 8s, 2005                                                   1,063,936
 ........................................................................................................................
            100,000   Outsourcing Solutions, Inc. sr. sub.
                      notes Ser. B, 11s, 2006                                                                     87,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,646,106
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (0.1%)
 ........................................................................................................................
             30,000   French Fragrances, Inc. company
                      guaranty Ser. D, 10 3/8s, 2007                                                              28,950
 ........................................................................................................................
             30,000   French Fragrances, Inc. sr. notes Ser. B,
                      10 3/8s, 2007                                                                               28,200
 ........................................................................................................................
          1,240,000   Procter & Gamble Co. unsub. 6 7/8s, 2009                                                 1,206,991
 ........................................................................................................................
             50,000   Revlon Consumer Products sr. notes
                      9s, 2006                                                                                    35,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,299,641
------------------------------------------------------------------------------------------------------------------------
Consumer Services (--%)
 ........................................................................................................................
            220,000   Iron Mountain, Inc. company guaranty
                      8 3/4s, 2009                                                                               202,400
 ........................................................................................................................
            150,000   Pierce Leahy Corp. sr. sub. notes
                      11 1/8s, 2006                                                                              154,125
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 356,525
------------------------------------------------------------------------------------------------------------------------
Containers (0.1%)
 ........................................................................................................................
             60,000   AEP Industries, Inc. sr. sub. notes
                      9 7/8s, 2007                                                                                52,800
 ........................................................................................................................
            170,000   Ball Corp. company guaranty 8 1/4s, 2008                                                   158,950
 ........................................................................................................................
              5,000   Consumers International 144A sr. notes
                      10 1/4s, 2005                                                                                2,500
 ........................................................................................................................
            350,000   Owens-Illinois, Inc. sr. notes 8.1s, 2007                                                  325,304
 ........................................................................................................................
            170,000   Owens-Illinois, Inc. sr. notes 7.15s, 2005                                                 155,400
 ........................................................................................................................
             90,000   Radnor Holdings, Inc. sr. notes 10s, 2003                                                   78,525
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 773,479
------------------------------------------------------------------------------------------------------------------------
Distribution (--%)
 ........................................................................................................................
            140,000   RAB Enterprises, Inc. company
                      guaranty 10 1/2s, 2005                                                                      93,100
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (0.3%)
 ........................................................................................................................
            715,000   Arizona Public Service Co. sr. notes
                      6 3/4s, 2006                                                                               669,433
 ........................................................................................................................
            100,000   Cleveland Electric Illuminating Co.
                      1st mtge. Ser. B, 9 1/2s, 2005                                                             101,186
 ........................................................................................................................
             40,000   CMS Energy Corp. sr. notes 7 1/2s, 2009                                                     35,400
 ........................................................................................................................
            310,000   CMS Energy Corp. sr. notes Ser. B,
                      6 3/4s, 2004                                                                               284,425
 ........................................................................................................................
            275,000   Jersey Central Power & Light Co.
                      1st mtge. med. term notes 6.85s, 2006                                                      261,250
 ........................................................................................................................
             26,144   Northeast Utilities System notes Ser. A,
                      8.58s, 2006                                                                                 26,285
 ........................................................................................................................
             93,333   Northeast Utilities System notes Ser. B,
                      8.38s, 2005                                                                                 93,102
 ........................................................................................................................
            735,000   NRG Northeast Generating Corp.
                      144A notes 8.065s, 2004                                                                    734,169
 ........................................................................................................................
              5,000   Panda Global Energy Co. company
                      guaranty 12 1/2s, 2004 (China)                                                               2,250
 ........................................................................................................................
            300,000   PP&L Capital Funding, Inc. company
                      guaranty 5.9s, 2000                                                                        299,007
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,506,507
------------------------------------------------------------------------------------------------------------------------
Energy (0.1%)
 ........................................................................................................................
            150,000   Cliffs Drilling Co. company guaranty
                      Ser. D, 10 1/4s, 2003                                                                      150,000
 ........................................................................................................................
             80,000   Leviathan Gas Corp. company guaranty
                      Ser. B, 10 3/8s, 2009                                                                       81,600
 ........................................................................................................................
             10,000   Parker Drilling Corp. company guaranty
                      Ser. D, 9 3/4s, 2006                                                                         9,675
 ........................................................................................................................
            400,000   Petro Geo-Services ADR notes 7 1/2s,
                      2007 (Norway)                                                                              383,964
 ........................................................................................................................
            150,000   RBF Finance Co. company guaranty
                      11 3/8s, 2009                                                                              162,000
 ........................................................................................................................
            210,000   RBF Finance Co. company guaranty
                      11s, 2006                                                                                  224,700
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,011,939
------------------------------------------------------------------------------------------------------------------------
Entertainment (0.1%)
 ........................................................................................................................
            310,000   AMC Entertainment, Inc. sr. sub. notes
                      9 1/2s, 2009                                                                               148,800
 ........................................................................................................................
            135,000   Cinemark USA, Inc. sr. sub. notes 8 1/2s,
                      2008 (Mexico)                                                                               74,250
 ........................................................................................................................
            250,000   Premier Parks, Inc. sr. notes 9 3/4s, 2007                                                 240,625
 ........................................................................................................................
              3,000   Premier Parks, Inc. sr. notes 9 1/4s, 2006                                                   2,843
 ........................................................................................................................
             70,000   SFX Entertainment, Inc. 144A company
                      guaranty Ser. B, 9 1/8s, 2008                                                               70,525
 ........................................................................................................................
             90,000   Silver Cinemas, Inc. sr. sub. notes 10 1/2s,
                      2005 (In default) (NON)                                                                      9,000
 ........................................................................................................................
            320,000   United Artists Theatre sr. sub. notes 9 3/4s,
                      2008 (In default) (NON)                                                                      6,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 552,443
------------------------------------------------------------------------------------------------------------------------
Financial (0.7%)
 ........................................................................................................................
            125,000   Aames Financial Corp. sr. notes
                      9 1/8s, 2003                                                                                57,500
 ........................................................................................................................
            900,000   Associates First Capital Corp. sr. notes
                      6 1/4s, 2008                                                                               807,075
 ........................................................................................................................
            180,000   Advanta Corp. med. term notes Ser. D,
                      6.92s, 2002                                                                                157,667
 ........................................................................................................................
            102,000   Advanta Corp. med. term notes Ser. B,
                      7s, 2001                                                                                    95,265
 ........................................................................................................................
             15,000   Advanta Corp. notes Ser. C, 7.47s, 2001                                                     13,657
 ........................................................................................................................
          1,010,000   American General Institute 144A
                      company guaranty 8 1/8s, 2046                                                              956,834
 ........................................................................................................................
             33,000   AMRESCO, Inc. sr. sub. notes Ser. 97-A,
                      10s, 2004                                                                                   18,150
 ........................................................................................................................
            130,000   AMRESCO, Inc. sr. sub. notes Ser. 98-A,
                      9 7/8s, 2005                                                                                70,200
 ........................................................................................................................
            515,000   Citigroup, Inc. deb. 6 5/8s, 2028                                                          444,167
 ........................................................................................................................
            130,000   Conseco Finance Trust III, Inc. bonds
                      8.796s, 2027                                                                                55,900
 ........................................................................................................................
            131,000   Delta Financial Corp. sr. notes 9 1/2s, 2004                                                58,950
 ........................................................................................................................
             89,000   Fannie Mae notes, 6 5/8s, 2009                                                              85,982
 ........................................................................................................................
          1,175,000   Goldman Sachs Group, Inc. (The)
                      notes Ser. B, 7.35s, 2009                                                                1,128,905
 ........................................................................................................................
            920,000   Heller Financial, Inc. notes 6s, 2004                                                      860,973
 ........................................................................................................................
            175,000   Imperial Credit Capital Trust I 144A
                      company guaranty 10 1/4s, 2002                                                             148,750
 ........................................................................................................................
             65,000   Imperial Credit Industries, Inc. sr.
                      notes 9 7/8s, 2007                                                                          46,475
 ........................................................................................................................
            500,000   Money Store, Inc. notes 8.05s, 2002                                                        502,065
 ........................................................................................................................
          1,020,000   National Westminster Bank sub. notes
                      7 3/8s, 2009 (United Kingdom)                                                              991,328
 ........................................................................................................................
             71,000   Nationwide Credit, Inc. sr. notes Ser. A,
                      10 1/4s, 2008                                                                               49,700
 ........................................................................................................................
             15,000   Ocwen Capital Trust I company
                      guaranty 10 7/8s, 2027                                                                       7,575
 ........................................................................................................................
              5,000   Ocwen Federal Bank sub. deb. 12s, 2005                                                       4,650
 ........................................................................................................................
             10,000   Ocwen Financial Corp. notes 11 7/8s, 2003                                                    9,200
 ........................................................................................................................
             45,000   Resource America, Inc. 144A sr. notes
                      12s, 2004                                                                                   39,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,610,568
------------------------------------------------------------------------------------------------------------------------
Food (--%)
 ........................................................................................................................
             45,000   Aurora Foods, Inc. sr. sub. notes Ser. B,
                      9 7/8s, 2007                                                                                26,550
 ........................................................................................................................
            160,000   Vlasic Foods Intl., Inc. sr. sub notes Ser. B,
                      10 1/4s, 2009                                                                               64,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  90,550
------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (0.2%)
 ........................................................................................................................
             40,000   Ameristar Casinos, Inc. company
                      guaranty Ser. B, 10 1/2s, 2004                                                              40,200
 ........................................................................................................................
            140,000   Fitzgeralds Gaming Corp. company
                      guaranty Ser. B, 12 1/4s, 2004 (In default) (NON)                                           78,400
 ........................................................................................................................
            330,000   Hollywood Casino Corp. company
                      guaranty 11 1/4s, 2007                                                                     337,425
 ........................................................................................................................
             10,000   Isle of Capri Black Hawk LLC 144A
                      1st mortgage Ser. B, 13s, 2004                                                              10,900
 ........................................................................................................................
            150,000   Isle of Capri Black Hawk LLC company
                      guaranty 8 3/4s, 2009                                                                      138,375
 ........................................................................................................................
            130,000   Mohegan Tribal Gaming, Auth. sr. sub.
                      notes 8 3/4s, 2009                                                                         124,150
 ........................................................................................................................
             50,000   Mohegan Tribal Gaming, Auth. sr. notes
                      8 1/8s, 2006                                                                                47,500
 ........................................................................................................................
             30,000   Park Place Entertainment sr. sub. notes
                      7 7/8s, 2005                                                                                28,200
 ........................................................................................................................
            310,000   Trump A.C. 1st mtge. 11 1/4s, 2006                                                         217,000
 ........................................................................................................................
            390,000   Trump Castle Funding 144A sub. notes
                      10 1/4s, 2003                                                                              393,900
 ........................................................................................................................
            150,000   Venetian Casino, Inc. company guaranty
                      12 1/4s, 2004                                                                              151,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,567,550
------------------------------------------------------------------------------------------------------------------------
Health Care (0.1%)
 ........................................................................................................................
             50,000   Bio-Rad Labs Corp. 144A sr. sub. notes
                      11 5/8s, 2007                                                                               51,500
 ........................................................................................................................
             65,000   Columbia/HCA Healthcare Corp. deb.
                      8.36s, 2024                                                                                 57,525
 ........................................................................................................................
             50,000   Columbia/HCA Healthcare Corp.
                      med. term notes notes 7.69s, 2025                                                           40,375
 ........................................................................................................................
             20,000   Columbia/HCA Healthcare Corp. notes
                      7 1/4s, 2008                                                                                17,600
 ........................................................................................................................
             30,000   Columbia/HCA Healthcare Corp. notes
                      7s, 2007                                                                                    26,325
 ........................................................................................................................
            120,000   Columbia/HCA Healthcare Corp. notes
                      6.91s, 2005                                                                                108,900
 ........................................................................................................................
            160,000   Columbia/HCA Healthcare Corp.
                      med. term notes 6.63s, 2045                                                                152,354
 ........................................................................................................................
             60,000   Conmed Corp. company guaranty
                      9s, 2008                                                                                    54,900
 ........................................................................................................................
             90,000   Hudson Respiratory Care, Inc. sr. sub.
                      notes 9 1/8s, 2008                                                                          66,600
 ........................................................................................................................
            100,000   Kinetic Concepts, Inc. company
                      guaranty Ser. B, 9 5/8s, 2007                                                               74,000
 ........................................................................................................................
             80,000   Mediq, Inc. deb. stepped-coupon
                      zero % (13s, 6/1/03), 2009 (STP)                                                             4,000
 ........................................................................................................................
            100,000   Mediq, Inc. company guaranty 11s, 2008                                                      10,000
 ........................................................................................................................
             60,000   Paracelsus Healthcare sr. sub. notes
                      10s, 2006 (In default) (NON)                                                                14,400
 ........................................................................................................................
            125,000   Tenet Healthcare Corp. sr. sub. notes
                      8 5/8s, 2007                                                                               119,375
 ........................................................................................................................
             40,000   Tenet Healthcare Corp. sr. notes Ser. B,
                      8 1/8s, 2008                                                                                36,500
 ........................................................................................................................
             90,000   Tenet Healthcare Corp. sr. notes Ser. B,
                      7 5/8s, 2008                                                                                82,350
 ........................................................................................................................
            190,000   Triad Hospitals Holdings company
                      guaranty Ser. B, 11s, 2009                                                                 194,750
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,111,454
------------------------------------------------------------------------------------------------------------------------
Homebuilding (--%)
 ........................................................................................................................
            180,000   D.R. Horton, Inc. company guaranty
                      10s, 2006                                                                                  176,400
 ........................................................................................................................
             50,000   Del Webb Corp. sr. sub. deb. 10 1/4s, 2010                                                  43,000
 ........................................................................................................................
             50,000   Del Webb Corp. sr. sub. deb. 9 3/8s, 2009                                                   40,750
 ........................................................................................................................
            120,000   Lennar Corp. 144A sr. notes 9.95s, 2010                                                    115,800
 ........................................................................................................................
             20,000   M.D.C. Holdings, Inc. sr. notes 8 3/8s, 2008                                                17,500
 ........................................................................................................................
             80,000   Toll Corp. company guaranty 8 1/8s, 2009                                                    72,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 465,450
------------------------------------------------------------------------------------------------------------------------
Household Furniture & Appliances (--%)
 ........................................................................................................................
             90,000   Albecca, Inc. company guaranty
                      10 3/4s, 2008                                                                               73,800
 ........................................................................................................................
            230,000   Sealy Mattress Co. company guaranty
                      stepped-coupon Ser. B, zero %
                      (10 7/8s, 12/15/02), 2007 (STP)                                                            163,875
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 237,675
------------------------------------------------------------------------------------------------------------------------
Industrial (0.1%)
 ........................................................................................................................
            665,000   Ford Motor Co. bonds 6 5/8s, 2028                                                          559,963
 ........................................................................................................................
             20,000   Levi Strauss & Co. 144A notes 6.8s, 2003                                                    16,300
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 576,263
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (--%)
 ........................................................................................................................
            380,000   Merrill Lynch & Co., Inc. notes 6s, 2009                                                   338,835
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.1%)
 ........................................................................................................................
             70,000   Epic Resorts LLC company guaranty
                      Ser. B, 13s, 2005                                                                           35,000
 ........................................................................................................................
            350,000   HMH Properties, Inc. company guaranty
                      Ser. B, 7 7/8s, 2008                                                                       314,125
 ........................................................................................................................
             30,000   Host Marriott L.P. sr. notes Ser. E,
                      8 3/8s, 2006                                                                                28,200
 ........................................................................................................................
            240,000   ITT Corp. notes 6 3/4s, 2005                                                               216,286
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 593,611
------------------------------------------------------------------------------------------------------------------------
Manufacturing (0.1%)
 ........................................................................................................................
            125,000   Applied Power, Inc. sr. sub. notes
                      8 3/4s, 2009                                                                               130,313
 ........................................................................................................................
            110,000   Axia, Inc. company guaranty 10 3/4s, 2008                                                   85,800
 ........................................................................................................................
            170,000   Blount, Inc. company guaranty 13s, 2009                                                    173,400
 ........................................................................................................................
             35,000   Celestica International, Ltd. 144A
                      sr. sub. notes 10 1/2s, 2006 (Canada)                                                       36,750
 ........................................................................................................................
             65,000   Continental Global Group sr. notes
                      Ser. B, 11s, 2007                                                                           16,900
 ........................................................................................................................
            130,000   Day International Group, Inc. company
                      guaranty 9 1/2s, 2008                                                                      110,500
 ........................................................................................................................
             20,000   Flextronics International Ltd. 144A
                      sr. sub. notes 9 7/8s, 2010                                                                 20,050
 ........................................................................................................................
            275,000   Flextronics International, Ltd. sr. sub.
                      notes Ser. B, 8 3/4s, 2007                                                                 264,000
 ........................................................................................................................
             40,000   HCC Industries, Inc. company guaranty
                      10 3/4s, 2007                                                                               16,800
 ........................................................................................................................
            205,000   Motors and Gears, Inc. sr. notes Ser. D,
                      10 3/4s, 2006                                                                              198,850
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,053,363
------------------------------------------------------------------------------------------------------------------------
Media (0.1%)
 ........................................................................................................................
          1,050,000   TCI Communications, Inc. sr. notes
                      8.65s, 2004                                                                              1,090,173
------------------------------------------------------------------------------------------------------------------------
Medical Services (--%)
 ........................................................................................................................
            140,000   Extendicare Health Services, Inc.
                      company guaranty 9.35s, 2007                                                                58,800
 ........................................................................................................................
            160,000   Integrated Health Services, Inc. sr. sub.
                      notes Ser. A, 9 1/2s, 2007 (In default) (NON)                                                3,200
 ........................................................................................................................
            110,000   Integrated Health Services, Inc. sr. sub.
                      notes Ser. A, 9 1/4s, 2008 (In default) (NON)                                                2,200
 ........................................................................................................................
            130,000   Mariner Post-Acute Network, Inc. sr. sub.
                      notes Ser. B, 9 1/2s, 2007 (In default) (NON)                                                  813
 ........................................................................................................................
             80,000   Mariner Post-Acute Network, Inc. sr. sub.
                      notes stepped-coupon Ser. B, zero %
                      (10 1/2s, 11/1/02), 2007 (In default) (NON) (STP)                                              500
 ........................................................................................................................
            260,000   Multicare Cos., Inc. sr. sub. notes 9s, 2007                                                13,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  78,513
------------------------------------------------------------------------------------------------------------------------
Medical Technology (--%)
 ........................................................................................................................
             50,000   Hanger Orthopedic Group, Inc. sr.
                      sub. notes 11 1/4s, 2009                                                                    43,500
------------------------------------------------------------------------------------------------------------------------
Metals (0.1%)
 ........................................................................................................................
            160,000   AK Steel Corp. company guaranty
                      7 7/8s, 2009                                                                               142,000
 ........................................................................................................................
             34,280   Anker Coal Group, Inc. company
                      guaranty Ser. B, 14 1/4s, 2007 (PIK)                                                        15,426
 ........................................................................................................................
            175,000   Kaiser Aluminum & Chemical Corp. .
                      sr sub. notes 12 3/4s, 2003                                                                160,563
 ........................................................................................................................
            530,000   LTV Corp. company guaranty
                      11 3/4s, 2009                                                                              445,200
 ........................................................................................................................
            230,000   National Steel Corp. 1st mtge. Ser. D,
                      9 7/8s, 2009                                                                               195,500
 ........................................................................................................................
             50,000   Oregon Steel Mills 1st mtge. 11s, 2003                                                      32,500
 ........................................................................................................................
             80,000   WCI Steel, Inc. sr. notes Ser. B, 10s, 2004                                                 75,800
 ........................................................................................................................
            200,000   Wheeling-Pittsburgh Steel Corp. sr. notes
                      9 1/4s, 2007                                                                               154,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,220,989
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (0.6%)
 ........................................................................................................................
            240,000   Belco Oil & Gas Corp. company
                      guaranty Ser. B, 10 1/2s, 2006                                                             241,800
 ........................................................................................................................
            160,000   Belco Oil & Gas Corp. sr. sub. notes
                      Ser. B, 8 7/8s, 2007                                                                       148,000
 ........................................................................................................................
             10,000   Benton Oil & Gas Co. sr. notes
                      9 3/8s, 2007                                                                                 5,850
 ........................................................................................................................
            600,000   CMS Panhandle Holding Corp. sr. notes
                      6 1/8s, 2004                                                                               563,958
 ........................................................................................................................
          1,000,000   Columbia Gas System, Inc. notes Ser. E,
                      7.32s, 2010                                                                                924,340
 ........................................................................................................................
             70,000   Giant Industries Corp. company
                      guaranty 9s, 2007                                                                           63,000
 ........................................................................................................................
            300,000   Gulf Canada Resources, Ltd. sr. sub. notes
                      9 5/8s, 2005 (Canada)                                                                      303,750
 ........................................................................................................................
            130,000   HS Resources, Inc. company guaranty
                      9 1/4s, 2006                                                                               127,400
 ........................................................................................................................
            655,000   K N Energy, Inc. sr. notes 6.45s, 2003                                                     634,269
 ........................................................................................................................
             40,000   Nuevo Energy Co. sr. sub. notes Ser. B,
                      9 1/2s, 2008                                                                                39,000
 ........................................................................................................................
             40,000   Ocean Energy, Inc. company guaranty
                      Ser. B, 8 7/8s, 2007                                                                        39,800
 ........................................................................................................................
            140,000   Ocean Energy, Inc. company guaranty
                      Ser. B, 8 3/8s, 2008                                                                       135,800
 ........................................................................................................................
            955,000   Phillips Petroleum Co. notes 8 1/2s, 2005                                                  986,591
 ........................................................................................................................
             60,000   Pinnacle Holdings, Inc. sr. disc. notes
                      stepped-coupon zero % (10s,
                      3/15/03), 2008 (STP)                                                                        41,700
 ........................................................................................................................
             80,000   Pioneer Natural Resources Co. company
                      guaranty 9 5/8s, 2010                                                                       82,400
 ........................................................................................................................
             60,000   RAM Energy, Inc. sr. notes 11 1/2s, 2008                                                    29,400
 ........................................................................................................................
             50,000   Seven Seas Petroleum sr. notes Ser. B,
                      12 1/2s, 2005                                                                               12,500
 ........................................................................................................................
             50,000   Snyder Oil Corp. sr. sub. notes 8 3/4s, 2007                                                49,500
 ........................................................................................................................
             40,000   Stone Energy Corp. company guaranty
                      8 3/4s, 2007                                                                                37,800
 ........................................................................................................................
            855,000   Union Pacific Resources Group, Inc.
                      notes 7.3s, 2009                                                                           821,510
 ........................................................................................................................
            160,000   Vintage Petroleum sr. sub. notes
                      9 3/4s, 2009                                                                               161,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,449,968
------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products (0.3%)
 ........................................................................................................................
             10,000   Boise Cascade Co. med. term notes
                      Ser. A, 7.43s, 2005                                                                          9,544
 ........................................................................................................................
            545,000   Doman Industries, Ltd. 144A sr. notes
                      8 3/4s, 2004                                                                               430,550
 ........................................................................................................................
             60,000   Gaylord Container Corp. sr. sub. notes
                      9 7/8s, 2008                                                                                39,000
 ........................................................................................................................
             60,000   Gaylord Container Corp. sr. notes
                      Ser. B, 9 3/8s, 2007                                                                        46,800
 ........................................................................................................................
             90,000   Georgia Pacific Corp. bonds 7 3/4s, 2029                                                    81,095
 ........................................................................................................................
          1,115,000   International Paper Co. 144A notes
                      8 1/8s, 2005                                                                             1,122,593
 ........................................................................................................................
            200,000   Pacifica Papers, Inc. sr. notes 10s,
                      2009 (Canada)                                                                              199,000
 ........................................................................................................................
             80,000   Packaging Corp. company guaranty
                      9 5/8s, 2009                                                                                79,700
 ........................................................................................................................
            340,000   Repap New Brunswick sr. notes
                      10 5/8s, 2005 (Canada)                                                                     299,200
 ........................................................................................................................
            595,000   Riverwood International Corp. company
                      guaranty 10 7/8s, 2008                                                                     517,650
 ........................................................................................................................
             20,000   Stone Container Corp. sr. notes
                      12.58s, 2016                                                                                20,800
 ........................................................................................................................
            200,000   Tekni-Plex, Inc. 144A sr. sub. notes
                      12 3/4s, 2010                                                                              199,500
 ........................................................................................................................
            120,000   Tembec Industries, Inc. company
                      guaranty 8 5/8s, 2009 (Canada)                                                             114,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,159,432
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (--%)
 ........................................................................................................................
            150,000   ICN Pharmaceuticals, Inc. 144A sr. notes
                      9 1/4s, 2005                                                                               147,750
------------------------------------------------------------------------------------------------------------------------
Power Producers (0.1%)
 ........................................................................................................................
            300,000   Calpine Corp. sr. notes 10 1/2s, 2006                                                      310,500
 ........................................................................................................................
             70,000   Calpine Corp. sr. notes 7 3/4s, 2009                                                        66,063
 ........................................................................................................................
            420,000   Midland Funding II Corp. deb. Ser. A,
                      11 3/4s, 2005                                                                              470,156
 ........................................................................................................................
            102,293   Midland Funding II Corp. deb. Ser. C-94,
                      10.33s, 2002                                                                               104,349
 ........................................................................................................................
            169,000   York Power Funding 144A company
                      guaranty 12s, 2007 (Cayman Islands)                                                        169,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,120,068
------------------------------------------------------------------------------------------------------------------------
Publishing (--%)
 ........................................................................................................................
            275,000   Affinity Group Holdings sr. notes 11s, 2007                                                231,000
 ........................................................................................................................
            150,000   Garden State Newspapers, Inc. sr. sub.
                      notes Ser. B, 8 3/4s, 2009                                                                 136,500
 ........................................................................................................................
            100,000   Garden State Newspapers, Inc. sr. sub.
                      notes 8 5/8s, 2011                                                                          88,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 455,500
------------------------------------------------------------------------------------------------------------------------
Railroads (0.1%)
 ........................................................................................................................
          1,095,000   Union Pacific Corp. notes 7 3/8s, 2009                                                   1,052,580
------------------------------------------------------------------------------------------------------------------------
Restaurants (--%)
 ........................................................................................................................
             55,000   FRD Acquisition Co. sr. notes Ser. B,
                      12 1/2s, 2004                                                                               25,850
 ........................................................................................................................
             80,000   Sbarro, Inc. company guaranty 11s, 2009                                                     81,600
 ........................................................................................................................
             70,000   Tricon Global Restaurants, Inc. sr. notes
                      7.65s, 2008                                                                                 62,501
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 169,951
------------------------------------------------------------------------------------------------------------------------
Retail (0.2%)
 ........................................................................................................................
            240,000   Amazon.com, Inc. sr. disc. notes stepped-
                      coupon zero % (10s, 5/01/03), 2008 (STP)                                                   140,400
 ........................................................................................................................
            855,000   Federated Department Stores, Inc.
                      sr. notes 8 1/2s, 2003                                                                     862,840
 ........................................................................................................................
            160,000   Iron Age Corp. company guaranty
                      9 7/8s, 2008                                                                               112,000
 ........................................................................................................................
             90,000   K mart Corp. med. term notes 8.85s, 2011                                                    80,645
 ........................................................................................................................
             10,000   K mart Corp. med. term notes 8.19s, 2003                                                     9,456
 ........................................................................................................................
             10,000   K mart Corp. med. term notes 8s, 2001                                                        9,842
 ........................................................................................................................
            150,000   Mothers Work, Inc. sr. notes 12 5/8s, 2005                                                 138,750
 ........................................................................................................................
            190,000   Saks, Inc. company guaranty 8 1/4s, 2008                                                   168,764
 ........................................................................................................................
            510,000   Sears Roebuck Acceptance Corp. notes
                      6 7/8s, 2017                                                                               436,025
 ........................................................................................................................
             20,000   Southland Corp. sr. sub. deb. 5s, 2003                                                      17,756
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,976,478
------------------------------------------------------------------------------------------------------------------------
Semiconductor (--%)
 ........................................................................................................................
             60,000   Amkor Technologies, Inc. sr. notes
                      9 1/4s, 2006                                                                                58,800
------------------------------------------------------------------------------------------------------------------------
Shipping (--%)
 ........................................................................................................................
             30,000   International Shipholding Corp. sr. notes
                      7 3/4s, 2007                                                                                25,500
 ........................................................................................................................
             50,000   Kitty Hawk, Inc. company guaranty
                      9.95s, 2004 (In default) (NON)                                                              21,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  46,500
------------------------------------------------------------------------------------------------------------------------
Software (--%)
 ........................................................................................................................
            110,000   Telehub Communications Corp. company
                      guaranty stepped-coupon zero %
                      (13 7/8s, 7/31/02), 2005 (STP)                                                               5,500
 ........................................................................................................................
            310,000   Exodus Communications 144A sr. notes
                      11 5/8s, 2010                                                                              310,775
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 316,275
------------------------------------------------------------------------------------------------------------------------
Specialty Printing (--%)
 ........................................................................................................................
            100,000   Perry-Judd company guaranty 10 5/8s,
                      2007                                                                                        84,000
 ........................................................................................................................
             28,079   Von Hoffman Press, Inc. 144A sr. sub.
                      notes 13 1/2s, 2009                                                                         25,271
 ........................................................................................................................
             35,000   Von Hoffman Press, Inc. 144A sr. sub.
                      notes 10 3/8s, 2007                                                                         32,900
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 142,171
------------------------------------------------------------------------------------------------------------------------
Technology (0.1%)
 ........................................................................................................................
             30,000   Fairchild Semiconductor Corp. company
                      guaranty 10 3/8s, 2007                                                                      30,525
 ........................................................................................................................
            200,000   Fairchild Semiconductor Corp. sr. sub.
                      notes 10 1/8s, 2007                                                                        201,500
 ........................................................................................................................
             50,000   Telecommunications Techniques, Inc.
                      company guaranty 9 3/4s, 2008                                                               46,000
 ........................................................................................................................
             90,000   Viasystems, Inc. sr. sub notes 9 3/4s, 2007                                                 77,850
 ........................................................................................................................
            180,000   Viasystems, Inc. sr. notes Ser. B, 9 3/4s, 2007                                            153,000
 ........................................................................................................................
            100,000   Zilog, Inc. company guaranty Ser. B,
                      9 1/2s, 2005                                                                                86,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 595,375
------------------------------------------------------------------------------------------------------------------------
Technology Services (--%)
 ........................................................................................................................
             20,000   Concentric Network Corp. sr. notes
                      12 3/4s, 2007                                                                               21,050
 ........................................................................................................................
            240,000   Covad Communications Group, Inc.
                      sr. notes 12 1/2s, 2009                                                                    204,000
 ........................................................................................................................
            100,000   Globix Corp. sr. notes 12 1/2s, 2010                                                        83,000
 ........................................................................................................................
             50,000   PSINet, Inc. sr. notes 11s, 2009                                                            46,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 354,550
------------------------------------------------------------------------------------------------------------------------
Telecommunications (1.0%)
 ........................................................................................................................
            290,000   360Networks, Inc. 144A sr. notes 13s,
                      2008 (Canada)                                                                              292,900
 ........................................................................................................................
             40,000   American Mobile Satellite Corp.
                      company guaranty 12 1/4s, 2008                                                              31,200
 ........................................................................................................................
            205,000   Airgate PCS, Inc. sr. sub. notes stepped-
                      coupon zero % (13 1/2s, 10/1/04), 2009 (STP)                                               120,950
 ........................................................................................................................
             20,000   Arch Communications, Inc. sr. notes
                      13 3/4s, 2008                                                                               16,250
 ........................................................................................................................
             90,000   Call-Net Enterprises, Inc. sr. notes
                      9 3/8s, 2009 (Canada)                                                                       54,900
 ........................................................................................................................
             90,000   Call-Net Enterprises, Inc. sr. notes
                      8s, 2008 (Canada)                                                                           54,000
 ........................................................................................................................
            130,000   Carrier1 Intl. SA sr. notes Ser. B,
                      13 1/4s, 2009 (Luxembourg)                                                                 128,050
 ........................................................................................................................
            360,000   CellNet Data Systems, Inc. sr. disc.
                      notes stepped-coupon zero % (14s,
                      10/1/02), 2007 (STP)                                                                        27,900
 ........................................................................................................................
             20,000   Clearnet Communications, Inc. sr. disc.
                      notes stepped-coupon zero % (14 3/4s,
                      12/15/00), 2005 (STP)                                                                       20,475
 ........................................................................................................................
            120,000   Crown Castle Intl., Corp. sr. notes
                      10 3/4s, 2011                                                                              121,800
 ........................................................................................................................
            250,000   Dobson Communications, Inc. 144A
                      sr. notes 10 7/8s, 2010                                                                    250,625
 ........................................................................................................................
            360,000   Dobson/Sygnet Communications, Inc.
                      sr. notes 12 1/4s, 2008                                                                    382,500
 ........................................................................................................................
            100,000   Esprit Telecom Group PLC sr. notes
                      11 1/2s, 2007 (United Kingdom)                                                              80,000
 ........................................................................................................................
            960,000   Flag Ltd. 144A sr. notes 8 1/4s, 2008
                      (Bermuda)                                                                                  844,800
 ........................................................................................................................
            270,000   Global Crossing Holdings, Ltd. company
                      guaranty 9 5/8s, 2008 (Bermuda)                                                            263,250
 ........................................................................................................................
             30,000   Global Crossing Holdings, Ltd. company
                      guaranty 9 1/8s, 2006 (Bermuda)                                                             28,800
 ........................................................................................................................
             90,000   ICG Holdings, Inc. company guaranty
                      stepped-coupon zero % (12 1/2s,
                      5/1/01), 2006 (STP)                                                                         74,475
 ........................................................................................................................
            110,000   ICG Services, Inc. sr. disc. notes stepped-
                      coupon zero % (10s, 2/15/03), 2008 (STP)                                                    58,300
 ........................................................................................................................
            460,000   ICG Services, Inc. sr. disc. notes
                      stepped-coupon zero % (9 7/8s,
                      5/1/03), 2008 (STP)                                                                        239,200
 ........................................................................................................................
            195,000   IPC Information Systems, Inc. sr. disc.
                      notes stepped-coupon zero % (10 7/8s,
                      5/1/03), 2008 (STP)                                                                        172,575
 ........................................................................................................................
            430,000   Level 3 Communication, Inc. 144A
                      sr. notes 11s, 2008                                                                        425,700
 ........................................................................................................................
             90,000   Logix Communications Enterprises
                      sr. notes 12 1/4s, 2008                                                                     31,500
 ........................................................................................................................
             60,000   Loral Space & Communication, Ltd.
                      sr. notes 9 1/2s, 2006                                                                      44,850
 ........................................................................................................................
             10,000   McCaw International, Ltd. sr. disc. notes
                      stepped coupon zero % (13s,
                      4/15/02), 2007 (STP)                                                                         7,350
 ........................................................................................................................
             40,000   Metrocall, Inc. sr. sub. notes 11s, 2008                                                    27,800
 ........................................................................................................................
             10,000   Metrocall, Inc. sr. sub. notes 9 3/4s, 2007                                                  6,950
 ........................................................................................................................
            380,000   Metromedia Fiber Network, Inc. sr. notes
                      Ser. B, 10s, 2008                                                                          375,250
 ........................................................................................................................
            100,000   MGC Communications, Inc. 144A
                      sr. notes 13s, 2010                                                                         93,000
 ........................................................................................................................
            290,000   Millicom International Cellular S.A.
                      sr. disc. notes stepped-coupon zero %
                      (13 1/2s, 6/1/01), 2006 (Luxembourg) (STP)                                                 249,400
 ........................................................................................................................
            480,000   Nextel Communications, Inc. sr. disc.
                      notes stepped-coupon zero % (12 1/8s,
                      4/15/03), 2008 (STP)                                                                       314,400
 ........................................................................................................................
            180,000   Nextel Communications, Inc. sr. notes
                      12s, 2008                                                                                  194,400
 ........................................................................................................................
            460,000   Nextel Communications, Inc. sr. notes
                      9 3/8s, 2009                                                                               441,600
 ........................................................................................................................
             40,000   Nextel Partners, Inc. 144A sr. notes
                      11s, 2010                                                                                   39,800
 ........................................................................................................................
            140,000   NorthEast Optic Network, Inc. sr. notes
                      12 3/4s, 2008                                                                              130,200
 ........................................................................................................................
            190,000   NorthPoint Communications Group, Inc.
                      sr. notes 12 7/8s, 2010                                                                    133,000
 ........................................................................................................................
             90,000   Orbital Imaging Corp. sr. notes Ser. B,
                      11 5/8s, 2005                                                                               41,400
 ........................................................................................................................
            140,000   Pathnet, Inc. sr. notes 12 1/4s, 2008                                                       79,800
 ........................................................................................................................
            130,000   Price Communications Wireless, Inc.
                      144A sr. notes 9 1/8s, 2006                                                                130,000
 ........................................................................................................................
             70,000   Primus Telecommunications Group, Inc.
                      sr. notes Ser. B, 9 7/8s, 2008                                                              52,500
 ........................................................................................................................
            150,000   Rogers Cantel, Inc. sr. sub. notes 8.8s,
                      2007 (Canada)                                                                              149,250
 ........................................................................................................................
            120,000   RSL Communications PLC company
                      guaranty 144A 12 7/8s, 2010                                                                 88,800
 ........................................................................................................................
            123,000   RSL Communications, Ltd. company
                      guaranty 12 1/4s, 2006                                                                     100,860
 ........................................................................................................................
             70,000   RSL Communications PLC 144A company
                      guaranty 10 1/2s, 2008                                                                      47,600
 ........................................................................................................................
             85,000   RSL Communications PLC company
                      guaranty 9 1/8s, 2008                                                                       54,400
 ........................................................................................................................
            110,000   Spectrasite Holdings, Inc. sr. disc. notes
                      Ser. B, stepped-coupon zero % (11 1/4s,
                      4/15/04), 2010 (STP)                                                                        59,950
 ........................................................................................................................
             10,000   Spectrasite Holdings, Inc. sr. disc. notes
                      stepped-coupon zero % (11 1/4s,
                      4/15/04), 2009 (STP)                                                                         5,800
 ........................................................................................................................
            895,000   Sprint Capital Corp. company guaranty
                      6.9s, 2019                                                                                 795,798
 ........................................................................................................................
            995,000   Sprint Capital Corp. company guaranty
                      6 7/8s, 2028                                                                               864,924
 ........................................................................................................................
             80,000   Startec Global Communications Corp.
                      sr. notes 12s, 2008                                                                         64,000
 ........................................................................................................................
            120,000   Verio, Inc. sr. notes 10 5/8s, 2009                                                        133,800
 ........................................................................................................................
            580,000   Viatel, Inc. sr. disc. notes stepped-coupon
                      zero % (12 1/2s, 4/15/03), 2008 (STP)                                                      272,600
 ........................................................................................................................
            150,000   Viatel, Inc. sr. notes 11 1/2s, 2009                                                       120,000
 ........................................................................................................................
              5,000   Williams Communications Group, Inc.
                      sr. notes 10 7/8s, 2009                                                                      4,900
 ........................................................................................................................
            170,000   World Access, Inc. sr. notes Ser. B,
                      13 1/4s, 2008                                                                              148,750
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,993,282
------------------------------------------------------------------------------------------------------------------------
Telephone (0.3%)
 ........................................................................................................................
             70,000   Birch Telecommunications, Inc. sr. notes
                      14s, 2008                                                                                   67,900
 ........................................................................................................................
            220,000   BTI Telecom Corp. sr. notes 10 1/2s, 2007                                                  167,750
 ........................................................................................................................
            300,000   Firstworld Communication Corp. sr. disc.
                      notes stepped-coupon zero % (13,
                      4/15/03), 2008 (STP)                                                                       141,000
 ........................................................................................................................
            210,000   Focal Communications Corp. sr. disc.
                      notes, stepped-coupon Ser. B, zero %
                      (12 1/8s, 2/15/03), 2008 (STP)                                                             141,750
 ........................................................................................................................
            100,000   Focal Communications Corp. 144A
                      sr. notes 11 7/8s, 2010                                                                     99,500
 ........................................................................................................................
             90,000   Hyperion Telecommunications Corp.,
                      Inc. sr. notes Ser. B, 12 1/4s, 2004                                                        91,350
 ........................................................................................................................
            730,000   KMC Telecommunications Holdings, Inc.
                      sr. disc. notes stepped-coupon zero %
                      (12 1/2s, 2/15/03), 2008 (STP)                                                             357,700
 ........................................................................................................................
            230,000   Madison River Capital 144A sr. notes
                      13 1/4s, 2010                                                                              209,300
 ........................................................................................................................
            380,000   McLeodUSA, Inc. sr. notes 8 1/8s, 2009                                                     342,000
 ........................................................................................................................
            160,000   Microcell Telecommunications sr. disc.
                      notes stepped-coupon Ser. B, zero %
                      (14s, 12/1/01), 2006 (Canada) (STP)                                                        147,200
 ........................................................................................................................
             80,000   NEXTLINK Communications, Inc.
                      sr. notes 10 1/2s, 2009                                                                     78,400
 ........................................................................................................................
             60,000   Telecorp PCS, Inc. company guaranty
                      stepped-coupon zero % (11 5/8s,
                      4/15/04), 2009 (STP)                                                                        39,300
 ........................................................................................................................
            230,000   Time Warner Telecom, Inc. sr. notes
                      9 3/4s, 2008                                                                               223,100
 ........................................................................................................................
             50,000   US Xchange LLC sr. notes 15s, 2008                                                          54,500
 ........................................................................................................................
             30,000   Versatel Telecom N.V. sr. notes
                      13 1/4s, 2008 144A (Netherlands)                                                            30,600
 ........................................................................................................................
             80,000   Versatel Telecom N.V. sr. notes
                      13 1/4s, 2008 (Netherlands)                                                                 81,600
 ........................................................................................................................
            250,000   Voicestream Wire, Inc. sr. notes
                      10 3/8s, 2009                                                                              257,500
 ........................................................................................................................
            199,000   WinStar Communications, Inc. 144A
                      sr. disc. Notes stepped coupon zero %
                      (14 3/4s, 4/15/04), 2010 (STP)                                                              91,540
 ........................................................................................................................
            168,000   WinStar Communications, Inc. 144A
                      sr. notes 12 3/4s, 2010                                                                    157,920
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,779,910
------------------------------------------------------------------------------------------------------------------------
Textiles (--%)
 ........................................................................................................................
            160,000   Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                                              159,200
 ........................................................................................................................
            130,000   Westpoint Stevens, Inc. sr. notes
                      7 7/8s, 2008                                                                               103,350
 ........................................................................................................................
             30,000   Westpoint Stevens, Inc. sr. notes
                      7 7/8s, 2005                                                                                25,050
 ........................................................................................................................
             50,000   William Carter Holdings Co. sr. sub.
                      notes Ser. A, 12s, 2008                                                                     46,750
 ........................................................................................................................
            125,000   William Carter Holdings Co. sr. sub.
                      notes Ser. A, 10 3/8s, 2006                                                                118,750
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 453,100
------------------------------------------------------------------------------------------------------------------------
Transportation Services (0.2%)
 ........................................................................................................................
          1,810,000   Hertz Corp. sr. notes 7s, 2028                                                           1,557,107
------------------------------------------------------------------------------------------------------------------------
Waste Management (0.1%)
 ........................................................................................................................
            330,000   Allied Waste Industries, Inc. company
                      guaranty Ser. B, 10s, 2009                                                                 278,850
 ........................................................................................................................
            100,000   Allied Waste Industries, Inc. company
                      guaranty Ser. B, 7 7/8s, 2009                                                               86,000
 ........................................................................................................................
             50,000   Allied Waste Industries, Inc. company
                      guaranty Ser. B, 7 5/8s, 2006                                                               43,500
 ........................................................................................................................
            100,000   Browning-Ferris Industries, Inc. deb.
                      7.4s, 2035                                                                                  69,000
 ........................................................................................................................
            110,000   Waste Management, Inc. company
                      guaranty 6 7/8s, 2009                                                                       96,375
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 573,725
------------------------------------------------------------------------------------------------------------------------
Water Utilities (--%)
 ........................................................................................................................
             90,000   Azurix Corp. 144A notes 10 3/8s, 2007                                                       86,850
------------------------------------------------------------------------------------------------------------------------
                      Total Corporate Bonds and Notes
                      (cost $91,886,250)                                                                     $84,570,353
------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS AND NOTES (8.8%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
 ........................................................................................................................
AUD      10,240,000   Australia (Government of) bonds
                      Ser. 1106, 6 3/4s, 2006                                                                 $6,347,810
 ........................................................................................................................
EUR      29,400,000   Bundesschatzanweisungen notes,
                      Ser. 00, 4 1/2s, 2002                                                                   27,951,544
 ........................................................................................................................
EUR      10,400,000   Bundesschatzanweisungen notes,
                      Ser. 99, 3s, 2001                                                                        9,842,768
 ........................................................................................................................
CAD      27,325,000   Canada (Government of) bonds,
                      4 1/2s, 2001                                                                            18,204,922
 ........................................................................................................................
DKK       6,535,000   Denmark (Kingdom of) bonds 6s, 2009                                                        856,832
 ........................................................................................................................
EUR       7,356,685   Germany (Federal Republic of) bonds
                      Ser. 98, 5 5/8s, 2028                                                                    7,103,527
 ........................................................................................................................
EUR         615,000   Germany (Federal Republic of) bonds
                      Ser. 98, 4 3/4s, 2028                                                                      523,696
 ........................................................................................................................
USD         445,000   Quebec (Province of) sr. unsub.
                      5 3/4s, 2009                                                                               398,475
 ........................................................................................................................
SEK      27,600,000   Sweden (Government of) bonds
                      Ser. 1039, 5 1/2s, 2002                                                                  3,171,198
 ........................................................................................................................
GBP       1,005,000   United Kingdom Treasury bonds 9s, 2008                                                   1,878,518
 ........................................................................................................................
GBP       3,550,000   United Kingdom Treasury bonds
                      Ser. 85, 9 3/4s, 2002                                                                    5,765,149
------------------------------------------------------------------------------------------------------------------------
                      Total Foreign Government Bonds
                      and Notes
                      (cost $83,674,157)                                                                     $82,044,439
------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (2.9%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
 ........................................................................................................................
         $2,066,757   Collateralized Mortgage Obligation
                      Trust Ser. 64, Class Z, 9s, 2020                                                        $2,100,988
 ........................................................................................................................
          6,477,127   Commercial Mortgage Acceptance Corp.
                      Ser. 97-ML1, Interest Only (IO),
                      0.558s, 2017                                                                               292,483
 ........................................................................................................................
          4,900,000   Commercial Mortgage Asset Trust
                      Ser. 99-C1, Class A3, 6.64s, 2010                                                        4,624,566
 ........................................................................................................................
            430,000   Criimi Mae Commercial Mortgage Trust
                      Ser. 98-C1, Class A2, 7s, 2011                                                             380,080
 ........................................................................................................................
          3,896,420   Deutsche Mortgage & Asset Receiving
                      Corp. Ser. 98-C1, Class X, IO, 1.244s, 2031                                                201,366
 ........................................................................................................................
          1,814,969   DLJ Commercial Mortgage Trust
                      Ser. 98-CG1, Class A1A, 6.11s, 2007                                                      1,733,862
 ........................................................................................................................
                      Fannie Mae
 ........................................................................................................................
              3,830     Ser. 92-184, Class J, IO, 11.46s,
                        2022                                                                                     149,694
 ........................................................................................................................
              2,758     Ser. 92-181, Class PJ, IO, 10.07s, 2022                                                   93,721
 ........................................................................................................................
            760,000     Ser. 00-4, Class SX, 8.47s, 2023                                                         714,281
 ........................................................................................................................
          2,511,509     Ser. 252, Class s, IO, 7.5s, 2023                                                        780,137
 ........................................................................................................................
             15,527     Ser. 218, Class 2, IO, 7.5s, 2023                                                          4,750
 ........................................................................................................................
            427,908     Ser. 304, Class 2, IO, 6s, 2028                                                          123,692
 ........................................................................................................................
          1,707,563     Ser. 251, Class 2, IO, 4.371s, 2023                                                      514,403
 ........................................................................................................................
          1,510,641     Ser. 203, Class 2, IO, 4.371s, 2023                                                      455,081
 ........................................................................................................................
            969,919     Ser. 276, Class 2, IO, 2.855s, 2024                                                      290,673
 ........................................................................................................................
          1,376,005     Ser. 99-51, Class S, IO, 2.35s, 2029                                                      98,900
 ........................................................................................................................
            207,052     Ser. 301, Principal Only (PO),
                        Class 1, zero %, 2029                                                                    128,243
 ........................................................................................................................
            119,560   Freddie Mac Ser. 2113, Class ZM,
                      6.5s, 2028                                                                                  96,955
 ........................................................................................................................
             47,618   Freddie Mac Strip Ser. 180, PO,
                      zero %, 2026                                                                                32,365
 ........................................................................................................................
                      Government National Mortgage
                      Association
 ........................................................................................................................
          1,894,279     Ser. 00-17, Class SB, 13.2s, 2026                                                      1,830,991
 ........................................................................................................................
          1,759,639     Ser. 99-46, IO, Class SQ, 1.8s, 2027                                                      83,583
 ........................................................................................................................
          4,271,000   GS Mortgage Securities Corp. II
                      Ser. 98-C1, Class A2, 6.62s, 2030                                                        4,026,919
 ........................................................................................................................
          4,530,000   LB Commercial Conduit Mortgage Trust
                      Ser. 99-C1, class A2, 6.78s, 2009                                                        4,333,250
 ........................................................................................................................
            344,888   Merrill Lynch Mortgage Investors,
                      Inc. Ser. 98-C2, Class A1, 6.22s, 2030                                                     332,979
 ........................................................................................................................
            214,775   Morgan Stanley Capital I Ser. 98-HF1,
                      Class A1, 6.19s, 2007                                                                      207,182
 ........................................................................................................................
            340,312   Mortgage Capital Funding, Inc.
                      Ser. 98-MC1, Class A1, 6.417s, 2007                                                        328,786
 ........................................................................................................................
            390,845   PNC Mortgage Securities Corp.
                      Ser. 97-6, Class A2, 6.6s, 2027                                                            387,547
 ........................................................................................................................
          1,635,000   PNC Mortgage Acceptance Corp.
                      Ser. 00-C1, Class A2, 7.61s, 2010                                                        1,637,363
 ........................................................................................................................
            736,000   Salomon Brothers Mortgage Securities
                      VII Ser. 00-C1, Class A2, 7.52s, 2008                                                      733,130
------------------------------------------------------------------------------------------------------------------------
                      Total Collateralized Mortgage Obligations
                      (cost $26,841,128)                                                                     $26,717,970
------------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS OUTSTANDING (0.9%) (a)
(cost $8,511,371)
------------------------------------------------------------------------------------------------------------------------
Contract Amount                                                       Expiration Date/Strike Price                 Value
 ........................................................................................................................
JPY  2, 800,000,000   Japanese Government Bond
                      Ten Year Future
                      Contracts (call)                                      Aug-00/100       JPY              $8,668,936
------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (0.8%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
 ........................................................................................................................
           $129,954   Advanta Mortgage Loan Trust
                      Ser. 97-2, Class A2, 7.05s, 2021                                                          $129,081
 ........................................................................................................................
          1,355,000   Advanta Mortgage Loan Trust
                      Ser. 97-4, Class A7, 6.63s, 2029                                                         1,304,505
 ........................................................................................................................
            537,099   First Plus Ser. 98-A, Class A, 8 1/2s, 2023                                                396,866
 ........................................................................................................................
          2,677,500   Peco Energy Transition Trust Ser. 00-A,
                      Class A3, 7.625s, 2010                                                                   2,696,612
 ........................................................................................................................
          1,576,000   Residential Asset Securities Corp.
                      Ser. 00-KS3, Class A14, 8.035s, 2028                                                     1,576,946
 ........................................................................................................................
          1,270,000   Residential Asset Securities Corp.
                      Ser. 00-KS2, Class A14, 7.895s, 2028                                                     1,263,650
------------------------------------------------------------------------------------------------------------------------
                      Total Asset-Backed Securities
                      (cost $7,512,559)                                                                       $7,367,660
------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.4%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
 ........................................................................................................................
              3,517   AmeriKing, Inc. $3.25 cum. pfd.                                                            $28,136
 ........................................................................................................................
                536   Citadel Broadcasting, Inc.
                      $13.25 cum. pfd. (PIK)                                                                      57,888
 ........................................................................................................................
                 20   Dobson Communications Corp.
                      $12.25 pfd. (PIK)                                                                           19,200
 ........................................................................................................................
                160   Fresenius Medical Capital Trust I Ser. D,
                      9.00% company guaranty, pfd. (Germany)                                                     154,400
 ........................................................................................................................
                 80   Fresenius Medical Capital Trust II
                      $7.875 company guaranty, pfd. (Germany)                                                     71,600
 ........................................................................................................................
              2,200   Global Crossing Holdings, Ltd.
                      $10.50 cum. pfd. (PIK)                                                                     210,100
 ........................................................................................................................
             11,000   Golden State Bancorp Ser. A, $2.28 pfd.                                                    255,750
 ........................................................................................................................
                205   Intermedia Communications Ser. B,
                      13.50% pfd. (PIK)                                                                          191,040
 ........................................................................................................................
                 66   Nextel Communications, Inc. Ser. D,
                      13.00% cum. pfd. (PIK)                                                                      70,290
 ........................................................................................................................
                  1   Nextel Communications, Inc. Ser. E,
                      $11.125 pfd. (PIK)                                                                             955
 ........................................................................................................................
                220   NEXTLINK Communications, Inc.
                      $7.00 cum. pfd. (PIK)                                                                       11,440
 ........................................................................................................................
                 62   NEXTLINK Communications, Inc. Ser. B,
                      13.50% pfd. (PIK)                                                                           61,070
 ........................................................................................................................
             48,800   Nokia Oyj AB ADR $10.00 pfd. (Finland)                                                   2,436,950
 ........................................................................................................................
                 19   Paxson Communications Corp. 144A
                      13.25% cum. pfd. (PIK)                                                                     182,400
 ........................................................................................................................
                102   R&B Falcon Corp. 13.875% cum. pfd. (PIK)                                                   115,770
------------------------------------------------------------------------------------------------------------------------
                      Total Preferred Stocks
                      (cost $2,371,196)                                                                       $3,866,989
------------------------------------------------------------------------------------------------------------------------
UNITS (0.2%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Units                                                                                                    Value
 ........................................................................................................................
            130,000   Dayton Superior Corp. units 13s, 2009                                                     $128,375
 ........................................................................................................................
            230,000   Huntsman Packaging Corp. units 13s, 2010                                                   230,000
 ........................................................................................................................
            120,000   IPCS, Inc. units stepped-coupon zero %
                      (14s, 7/15/05), 2010 (STP)                                                                  62,400
 ........................................................................................................................
             11,600   Tokyo Broadcasting System, Inc.
                      Structured Notes (issued by UBS, AG)
                      3.15%, 2000 (Japan)                                                                        516,205
 ........................................................................................................................
            270,000   Ubiquitel Operating Co. units company
                      guaranty stepped-coupon zero % (14s,
                      4/15/05), 2010 (STP)                                                                       153,900
------------------------------------------------------------------------------------------------------------------------
                      Total Units
                      (cost $875,101)                                                                         $1,090,880
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES (--%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
 ........................................................................................................................
            $70,000   HEALTHSOUTH Corp. cv. sub. deb.
                      3 1/4s, 2003                                                                               $54,950
 ........................................................................................................................
            125,000   Parker Drilling Corp. cv. sub. notes
                      5 1/2s, 2004                                                                               102,344
------------------------------------------------------------------------------------------------------------------------
                      Total Convertible Bonds and Notes
                      (cost $155,956)                                                                           $157,294
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (--%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
 ........................................................................................................................
              1,900   PSINet, Inc. 144A $3.50 cv. pfd.                                                           $64,600
 ........................................................................................................................
                 33   World Access 144A Ser. D, zero %, cv. pfd.                                                  33,000
------------------------------------------------------------------------------------------------------------------------
                      Total Convertible Preferred Stocks
                      (cost $113,569)                                                                            $97,600
------------------------------------------------------------------------------------------------------------------------
WARRANTS (--%) (a) (NON)
------------------------------------------------------------------------------------------------------------------------
Number of Warrants                                                                     Expiration Date             Value
 ........................................................................................................................
                 70   Birch Telecommunications,
                      Inc. 144A (PIK)                                                          6/15/08            $3,850
 ........................................................................................................................
                 95   Carrier1 Intl. SA                                                        2/19/09            29,450
 ........................................................................................................................
                275   CellNet Data Systems, Inc.                                               10/1/07                 1
 ........................................................................................................................
              1,110   Diva Systems Corp.                                                        3/1/08            15,540
 ........................................................................................................................
                300   Firstworld Communication
                      Corp.                                                                    4/15/08            21,000
 ........................................................................................................................
                 80   Globalstar Telecommunications                                            2/15/04                80
 ........................................................................................................................
                150   KMC Telecommunications
                      Holdings, Inc.                                                           4/15/08               450
 ........................................................................................................................
                210   Knology Holdings                                                        10/22/07             1,575
 ........................................................................................................................
                 10   McCaw International, Ltd.                                                4/15/07                40
 ........................................................................................................................
                 80   Mediq, Inc. 144A                                                          6/1/09                 1
 ........................................................................................................................
                 40   Motient Corp. 144A                                                        4/1/08             1,600
 ........................................................................................................................
                 40   Onepoint Communications, Inc.                                             6/1/08               800
 ........................................................................................................................
                 90   Orbital Imaging Corp. 144A                                                3/1/05             1,800
 ........................................................................................................................
                120   Orion Network Systems                                                    1/15/07             1,320
 ........................................................................................................................
                140   Pathnet, Inc. 144A                                                       4/15/08             1,400
 ........................................................................................................................
                 90   R & B Falcon Corp. 144A                                                   5/1/09            45,000
 ........................................................................................................................
                 40   Raintree Resort Corp.                                                    12/1/04                 1
 ........................................................................................................................
                 80   Startec Global
                      Communications Corp.                                                     5/15/08               280
 ........................................................................................................................
                110   Telehub Communications Corp.                                             7/31/05                55
 ........................................................................................................................
                500   Tokyo Broadcasting                                                      11/17/00            21,630
 ........................................................................................................................
                150   UIH Australia/Pacific, Inc. 144A                                         5/15/06             4,500
 ........................................................................................................................
                 10   Versatel Telecom N.V.                                                    5/15/08             5,330
------------------------------------------------------------------------------------------------------------------------
                      Total Warrants
                      (cost $74,302)                                                                            $155,703
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (6.6%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
 ........................................................................................................................
        $39,805,000   Interest in $750,000,000 joint repurchase
                      agreement June 30, 2000 with
                      Goldman Sachs & Co. due July 3, 2000
                      with respect to various U.S. Treasury
                      obligations -- maturity value of
                      $39,826,561 for an effective
                      yield of 6.50%                                                                         $39,805,000
 ........................................................................................................................
         22,200,000   Sheffield Receivables Corp. for an
                      effective yield of 6.54%, July 6, 2000                                                  22,179,835
------------------------------------------------------------------------------------------------------------------------
                      Total Short-Term Investments
                      (cost $61,984,835)                                                                     $61,984,835
------------------------------------------------------------------------------------------------------------------------
                      Total Investments
                      (cost $841,868,005) (b)                                                               $928,875,263
------------------------------------------------------------------------------------------------------------------------


Forward Currency Contracts to Buy at June 30, 2000 (Unaudited)
(aggregate face value $236,625,468)
-----------------------------------------------------------------------------
                                                                   Unrealized
                              Market     Aggregate    Delivery  Appreciation/
                               Value    Face Value        Date (Depreciation)
 .............................................................................
Australian Dollar        $44,456,217   $43,773,861     9/20/00       $682,356
 .............................................................................
British Pounds             5,152,564     5,185,945     9/20/00        (33,381)
 .............................................................................
Canadian Dollar            4,937,022     4,954,854     9/20/00        (17,832)
 .............................................................................
Danish Krone               1,161,524     1,143,210     9/20/00         18,314
 .............................................................................
Euro Dollar              101,032,692   100,324,022     9/20/00        708,670
 .............................................................................
Greek Drachma                455,678       455,010     9/20/00            668
 .............................................................................
Hong Kong Dollar             879,411       878,923     9/20/00            488
 .............................................................................
Japanese Yen              78,992,653    78,726,325     9/20/00        266,328
 .............................................................................
New Zealand Dollar           150,534       151,680     9/20/00         (1,146)
 .............................................................................
Norwegian Krone              380,335       370,269     9/20/00         10,066
 .............................................................................
Swiss Franc                  676,157       661,373     9/20/00         14,784
-----------------------------------------------------------------------------
                                                                   $1,649,315
-----------------------------------------------------------------------------
Forward Currency Contracts to Sell at June 30, 2000 (Unaudited)
(aggregate face value $143,666,027)
-----------------------------------------------------------------------------
                                                                   Unrealized
                              Market     Aggregate    Delivery  Appreciation/
                               Value    Face Value        Date (Depreciation)
 .............................................................................
British Pounds           $10,469,958   $10,510,659     9/20/00        $40,701
 .............................................................................
Canadian Dollar           22,517,924    22,594,094     9/20/00         76,170
 .............................................................................
Euro Dollar               21,749,362    21,694,786     9/20/00        (54,576)
 .............................................................................
Japanese Yen              77,421,764    77,156,337     9/20/00       (265,427)
 .............................................................................
Australian Dollar          5,975,996     5,856,771     9/20/00       (119,225)
 .............................................................................
Greek Drachma                455,394       454,314     9/20/00         (1,080)
 .............................................................................
Hong Kong Dollar           1,526,491     1,525,552     9/20/00           (939)
 .............................................................................
Singapore Dollar              64,184        64,493     9/20/00            309
 .............................................................................
Swiss Franc                1,921,062     1,883,297     9/20/00        (37,765)
 .............................................................................
Swedish Krone              1,935,380     1,925,724     9/20/00         (9,656)
-----------------------------------------------------------------------------
                                                                    $(371,488)
-----------------------------------------------------------------------------


Futures Contracts Outstanding at June 30, 2000 (Unaudited)
-----------------------------------------------------------------------------
                                                                   Unrealized
                               Total     Aggregate  Expiration  Appreciation/
                               Value    Face Value        Date (Depreciation)
 .............................................................................
ASX Index (Long)         $32,418,451   $31,071,824      Sep-00     $1,346,627
 .............................................................................
CAC-40 (Short)             4,091,293     4,164,283      Jul-00         72,990
 .............................................................................
DAX Index (Short)          3,663,483     3,900,920      Sep-00        237,437
 .............................................................................
Euro-Bund (Long)           3,222,370     3,227,719      Sep-00         (5,349)
 .............................................................................
Euro-Bund (Short)          7,753,827     7,691,726      Sep-00        (62,101)
 .............................................................................
FT-SE 100 Index
(Short)                   16,452,461    17,019,327      Sep-00        566,866
 .............................................................................
Gilt 10 Yr (Short)         7,574,404     7,418,080      Sep-00       (156,324)
 .............................................................................
Japanese Government
Bonds 10 yr. (Long)        7,529,779     7,513,018      Sep-00         16,761
 .............................................................................
MIB 30 Index (Short)       1,578,714     1,582,241      Sep-00          3,527
 .............................................................................
Russell 2000 (Short)       4,964,700     4,963,889      Sep-00           (811)
 .............................................................................
S & P 500 Index
(Long)                     9,542,650     9,665,643      Sep-00       (122,993)
 .............................................................................
Topix Index (Long)         7,372,235     7,322,264      Sep-00         49,971
 .............................................................................
US Treasury Note
10 Yr (Long)              31,121,063    30,806,336      Sep-00        314,727
 .............................................................................
US Treasury Note
5 Yr (Long)                2,376,375     2,325,098      Sep-00         51,277
-----------------------------------------------------------------------------
                                                                   $2,312,605
-----------------------------------------------------------------------------

TBA Sale Commitments at June 30, 2000 (Unaudited)
(Proceeds receivable $12,358,531)
------------------------------------------------------------------------------
                                          Principal  Settlement         Market
Agency                                       Amount        Date          Value
 ..............................................................................
FNMA, 7 1/2s, July 2030                    $735,000      7/1/30       $724,548
 ..............................................................................
FNMA, 7s, April 2030                     12,080,000      7/1/30     11,662,878
------------------------------------------------------------------------------
                                                                   $12,387,426
------------------------------------------------------------------------------
Diversification by Country (Unaudited)
------------------------------------------------------------------------------
Distribution of investments by country of issue at
June 30, 2000: (as percentage of Market Value)
------------------------------------------------------------------------------
Canada                                                                    2.6%
 ..............................................................................
France                                                                    1.4
 ..............................................................................
Germany                                                                   1.0
 ..............................................................................
Japan                                                                     1.3
 ..............................................................................
Netherlands                                                               5.6
 ..............................................................................
United Kingdom                                                            3.1
 ..............................................................................
United States                                                            80.5
 ..............................................................................
Other                                                                     4.5
------------------------------------------------------------------------------
Total                                                                   100.0%
------------------------------------------------------------------------------
See page 133 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT Global Growth Fund
The fund's portfolio
June 30, 2000 (Unaudited)

COMMON STOCKS (95.9%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
 ........................................................................................................................
Advertising and Marketing Services (2.6%)
 ........................................................................................................................
            478,000   Havas Advertising SA (France)                                                          $10,971,859
 ........................................................................................................................
            439,500   Interpublic Group Cos., Inc.                                                            18,898,500
 ........................................................................................................................
            254,051   Omnicom Group, Inc.                                                                     22,626,417
 ........................................................................................................................
          1,425,500   WPP Group PLC (United Kingdom)                                                          20,819,820
------------------------------------------------------------------------------------------------------------------------
                                                                                                              73,316,596
------------------------------------------------------------------------------------------------------------------------
Automotive (--%)
 ........................................................................................................................
                 50   Tat Engineering and Locomotive
                      Co., Ltd. (India) (NON)                                                                        138
------------------------------------------------------------------------------------------------------------------------
Banking (5.0%)
 ........................................................................................................................
            906,700   Banca Fideuram SpA (Italy)                                                              13,729,904
 ........................................................................................................................
          3,333,730   Bipop-Carire SpA (REL)                                                                  26,327,186
 ........................................................................................................................
            798,500   Bank of New York Company, Inc.                                                          37,130,250
 ........................................................................................................................
            301,800   Fifth Third Bancorp                                                                     19,088,850
 ........................................................................................................................
            387,300   Mellon Financial Corp.                                                                  14,112,244
 ........................................................................................................................
            277,725   State Street Corp.                                                                      29,456,208
------------------------------------------------------------------------------------------------------------------------
                                                                                                             139,844,642
------------------------------------------------------------------------------------------------------------------------
Beverage (0.1%)
 ........................................................................................................................
             15,600   ITO EN, Ltd. (Japan)                                                                     1,154,736
------------------------------------------------------------------------------------------------------------------------
Biotechnology (1.8%)
 ........................................................................................................................
            297,650   Genentech, Inc. (NON)                                                                   51,195,800
------------------------------------------------------------------------------------------------------------------------
Broadcasting (2.8%)
 ........................................................................................................................
            357,650   Clear Channel Communications, Inc. (NON)                                                26,823,750
 ........................................................................................................................
                696   Fuji Television Network, Inc. (Japan)                                                   10,922,292
 ........................................................................................................................
            887,281   Mediaset SpA (Italy)                                                                    13,605,922
 ........................................................................................................................
            402,080   Societe Television Francaise (France)                                                   28,130,803
------------------------------------------------------------------------------------------------------------------------
                                                                                                              79,482,767
------------------------------------------------------------------------------------------------------------------------
Cable Television (0.4%)
 ........................................................................................................................
            113,200   General Motors Corp. Class H (NON)                                                       9,933,300
------------------------------------------------------------------------------------------------------------------------
Capital Goods (0.6%)
 ........................................................................................................................
             91,419   Altran Technologies SA (France)                                                         17,970,035
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (3.4%)
 ........................................................................................................................
          1,679,800   Capita Group PLC (United Kingdom)                                                       41,110,241
 ........................................................................................................................
            119,100   eBay, Inc. (NON)                                                                         6,468,619
 ........................................................................................................................
             28,260   L'Oreal S.A. (France) (NON)                                                             24,565,536
 ........................................................................................................................
          1,068,638   Securitas AB Class B, (Sweden)                                                          22,796,635
------------------------------------------------------------------------------------------------------------------------
                                                                                                              94,941,031
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (10.4%)
 ........................................................................................................................
          1,218,317   Cisco Systems, Inc. (NON)                                                               77,439,274
 ........................................................................................................................
             89,950   Corning, Inc.                                                                           24,275,256
 ........................................................................................................................
            196,300   Juniper Networks, Inc. (NON)                                                            28,573,919
 ........................................................................................................................
          1,438,518   Nokia Oyj AB Class A, (Finland)                                                         73,690,214
 ........................................................................................................................
            984,660   Nortel Networks Corp. (Canada)                                                          68,272,065
 ........................................................................................................................
            179,850   QUALCOMM, Inc. (NON)                                                                    10,791,000
 ........................................................................................................................
            406,700   Telefonaktiebolaget LM Ericsson
                      Class B, (Sweden)                                                                        8,095,956
------------------------------------------------------------------------------------------------------------------------
                                                                                                             291,137,684
------------------------------------------------------------------------------------------------------------------------
Computers (3.6%)
 ........................................................................................................................
             85,990   Dassault Systemes SA (France) (NON)                                                      8,051,732
 ........................................................................................................................
            525,900   EMC Corp. (NON)                                                                         40,461,431
 ........................................................................................................................
            560,500   Sun Microsystems, Inc. (NON)                                                            50,970,469
 ........................................................................................................................
              5,325   VeriSign, Inc. (NON)                                                                       939,863
------------------------------------------------------------------------------------------------------------------------
                                                                                                             100,423,495
------------------------------------------------------------------------------------------------------------------------
Conglomerates (2.5%)
 ........................................................................................................................
          1,317,976   General Electric Co.                                                                    69,852,728
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (1.2%)
 ........................................................................................................................
            684,000   Estee Lauder Co. Class A                                                                33,815,250
------------------------------------------------------------------------------------------------------------------------
Electrical Equipment (0.4%)
 ........................................................................................................................
             35,100   Keyence Corp (Japan)                                                                    11,613,727
------------------------------------------------------------------------------------------------------------------------
Electronics (13.6%)
 ........................................................................................................................
          5,622,450   ARM Holdings PLC (United Kingdom) (NON)                                                 60,247,813
 ........................................................................................................................
            240,325   Epcos AG (Germany) (NON)                                                                24,276,516
 ........................................................................................................................
            690,265   Intel Corp.                                                                             92,279,802
 ........................................................................................................................
            344,000   JDS Uniphase Corp. (NON)                                                                41,237,000
 ........................................................................................................................
            226,200   Linear Technology Corp.                                                                 14,462,663
 ........................................................................................................................
            213,000   LSI Logic Corp. (NON)                                                                   11,528,625
 ........................................................................................................................
            188,200   Maxim Integrated Products, Inc. (NON)                                                   12,785,838
 ........................................................................................................................
            179,600   Micron Technology, Inc. (NON)                                                           15,816,025
 ........................................................................................................................
            134,000   Murata Manufacturing Co., Ltd. (Japan)                                                  19,280,393
 ........................................................................................................................
             47,100   Rohm Co., Ltd. (Japan)                                                                  13,803,176
 ........................................................................................................................
             26,800   SDL, Inc. (NON)                                                                          7,643,025
 ........................................................................................................................
            311,725   STMicroelectronics N.V. (France)                                                        19,717,978
 ........................................................................................................................
            520,000   Texas Instruments, Inc.                                                                 35,717,500
 ........................................................................................................................
                600   Tokyo Electron, Ltd. (Japan) (NON)                                                          82,360
 ........................................................................................................................
            169,500   Xilinx, Inc. (NON)                                                                      13,994,344
------------------------------------------------------------------------------------------------------------------------
                                                                                                             382,873,058
------------------------------------------------------------------------------------------------------------------------
Entertainment (1.7%)
 ........................................................................................................................
            716,242   Viacom, Inc. Class B (NON)                                                              48,838,751
------------------------------------------------------------------------------------------------------------------------
Financial (1.8%)
 ........................................................................................................................
            512,600   American Express Co.                                                                    26,719,275
 ........................................................................................................................
            412,050   Citigroup, Inc.                                                                         24,826,013
------------------------------------------------------------------------------------------------------------------------
                                                                                                              51,545,288
------------------------------------------------------------------------------------------------------------------------
Insurance (3.4%)
 ........................................................................................................................
            551,800   AFLAC, Inc.                                                                             25,348,313
 ........................................................................................................................
            250,850   American International Group, Inc.                                                      29,474,875
 ........................................................................................................................
            681,204   Mediolanum SpA (Italy)                                                                  11,124,835
 ........................................................................................................................
          1,080,752   Skandia Forsakrings AB (Sweden)                                                         28,726,354
------------------------------------------------------------------------------------------------------------------------
                                                                                                              94,674,377
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (4.7%)
 ........................................................................................................................
            145,525   Consors Discount Broker AG (Germany) (NON)                                              13,040,553
 ........................................................................................................................
            285,050   Goldman Sachs Group, Inc. (The)                                                         27,044,119
 ........................................................................................................................
             82,600   Morgan Stanley, Dean Witter,
                      Discover and Co.                                                                         6,876,450
 ........................................................................................................................
          2,764,000   Nikko Securities Co., Ltd. (Japan)                                                      27,436,188
 ........................................................................................................................
            725,000   Nomura Securities Co., Ltd. (Japan)                                                     17,785,735
 ........................................................................................................................
          1,192,900   Schwab (Charles) Corp.                                                                  40,111,263
------------------------------------------------------------------------------------------------------------------------
                                                                                                             132,294,308
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.8%)
 ........................................................................................................................
          2,223,800   Granada Group PLC (United Kingdom)                                                      22,213,761
------------------------------------------------------------------------------------------------------------------------
Manufacturing (1.0%)
 ........................................................................................................................
          1,045,300   Bombardier, Inc. (Canada)                                                               28,369,606
------------------------------------------------------------------------------------------------------------------------
Media (0.4%)
 ........................................................................................................................
            154,300   Time Warner, Inc.                                                                       11,726,800
------------------------------------------------------------------------------------------------------------------------
Medical Technology (0.3%)
 ........................................................................................................................
            118,850   PE Corp. - PE Biosystems Group                                                           7,829,244
------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (0.5%)
 ........................................................................................................................
            228,000   Enron Corp.                                                                             14,706,000
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (0.5%)
 ........................................................................................................................
             93,200   Total Fina Elf S.A. Class B (France)                                                    14,345,255
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (6.2%)
 ........................................................................................................................
            349,000   Fujisawa Pharmaceutical Co. (Japan) (NON)                                               14,153,999
 ........................................................................................................................
             35,900   Lilly (Eli) & Co.                                                                        3,585,513
 ........................................................................................................................
            702,175   Pfizer, Inc.                                                                            33,704,400
 ........................................................................................................................
            356,200   Pharmacia Corp.                                                                         18,411,088
 ........................................................................................................................
            550,610   Sanofi-Synthelabo SA (France)                                                           26,332,461
 ........................................................................................................................
            786,500   Schering-Plough Corp.                                                                   39,718,250
 ........................................................................................................................
            598,000   Takeda Chemical Industries (Japan)                                                      39,346,568
------------------------------------------------------------------------------------------------------------------------
                                                                                                             175,252,279
------------------------------------------------------------------------------------------------------------------------
Retail (3.0%)
 ........................................................................................................................
            547,300   Home Depot, Inc. (The)                                                                  27,330,794
 ........................................................................................................................
            292,000   Seven-Eleven Japan Co., Ltd. (Japan) (NON)                                              24,485,158
 ........................................................................................................................
            569,750   Wal-Mart Stores, Inc.                                                                   32,831,844
------------------------------------------------------------------------------------------------------------------------
                                                                                                              84,647,796
------------------------------------------------------------------------------------------------------------------------
Semiconductor (1.8%)
 ........................................................................................................................
            305,400   Applied Materials, Inc. (NON)                                                           27,676,875
 ........................................................................................................................
            255,613   ASM Lithography Holding
                      NV (Netherlands) (NON)                                                                  11,028,977
 ........................................................................................................................
            167,250   Teradyne, Inc. (NON)                                                                    12,292,875
------------------------------------------------------------------------------------------------------------------------
                                                                                                              50,998,727
------------------------------------------------------------------------------------------------------------------------
Software (4.3%)
 ........................................................................................................................
            291,550   Amdocs, Ltd. (United Kingdom)                                                           22,376,463
 ........................................................................................................................
             10,650   I2 Technologies, Inc. (NON)                                                              1,110,429
 ........................................................................................................................
            628,100   Microsoft Corp. (NON)                                                                   50,248,000
 ........................................................................................................................
            272,050   Oracle Corp. (NON)                                                                      22,869,203
 ........................................................................................................................
            211,200   VERITAS Software Corp. (NON)                                                            23,868,900
------------------------------------------------------------------------------------------------------------------------
                                                                                                             120,472,995
------------------------------------------------------------------------------------------------------------------------
Technology Services (3.8%)
 ........................................................................................................................
            634,100   America Online, Inc. (NON)                                                              33,448,775
 ........................................................................................................................
             77,100   Capita Group PLC (United Kingdom)                                                        1,886,891
 ........................................................................................................................
                 38   Yahoo Japan Corp. (Japan) (NON)                                                         15,105,880
 ........................................................................................................................
            443,900   Yahoo! Inc. (NON)                                                                       54,988,113
------------------------------------------------------------------------------------------------------------------------
                                                                                                             105,429,659
------------------------------------------------------------------------------------------------------------------------
Telecommunications (12.1%)
 ........................................................................................................................
          1,587,200   China Telecom, Ltd. (Hong Kong) (NON)                                                   13,999,076
 ........................................................................................................................
            981,523   Colt Telecommunications Group PLC
                      (United Kingdom) (NON)                                                                  32,681,771
 ........................................................................................................................
          1,208,076   KPNQwest N.V. (Netherlands) (NON)                                                       47,702,186
 ........................................................................................................................
            609,250   Nextel Communications, Inc. Class A (NON)                                               37,278,484
 ........................................................................................................................
              1,945   NTT DoCoMo (Japan)                                                                      52,771,318
 ........................................................................................................................
            695,700   Sprint Corp. (NON)                                                                      41,394,150
 ........................................................................................................................
                  4   Telesp Participacoes S.A. (Brazil)                                                              70
 ........................................................................................................................
         28,479,783   Vodafone Group PLC (United Kingdom)                                                    115,088,079
------------------------------------------------------------------------------------------------------------------------
                                                                                                             340,915,134
------------------------------------------------------------------------------------------------------------------------
Transportation Services (1.2%)
 ........................................................................................................................
            576,200   United Parcel Service, Inc.                                                             33,995,800
------------------------------------------------------------------------------------------------------------------------
                      Total Common Stocks
                      (cost $2,312,138,740)                                                               $2,695,810,767
------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (1.9%) (a) (cost $35,532,009)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
 ........................................................................................................................
            106,890   Marschollek, Lautenschlaeger und
                      Partner AG DEM $3.05 pfd. (Germany)                                                    $53,680,329
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (3.1%) (a) (cost $86,450,000)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
 ........................................................................................................................
        $86,450,000   Interest in $729,703,000 joint repurchase
                      agreement dated June 30, 2000 with
                      Morgan (J.P.) & Co., Inc. due July 3, 2000
                      with respect to various U.S. Treasury
                      obligations -- maturity value of
                      $86,496,4667 for an effective
                      yield of 6.45%                                                                         $86,450,000
------------------------------------------------------------------------------------------------------------------------
                      Total Investments
                      (cost $2,434,120,749) (b)                                                           $2,835,941,096
------------------------------------------------------------------------------------------------------------------------
Diversification by Country (Unaudited)
------------------------------------------------------------------------------------------------------------------------
Distribution of investments by country of issue at
June 30, 2000: (as percentage of Market Value)
------------------------------------------------------------------------------------------------------------------------
Canada                                                                                                               3.4%
 ........................................................................................................................
Finland                                                                                                              2.6
 ........................................................................................................................
France                                                                                                               5.3
 ........................................................................................................................
Germany                                                                                                              3.2
 ........................................................................................................................
Hong Kong                                                                                                            1.7
 ........................................................................................................................
Italy                                                                                                                2.3
 ........................................................................................................................
Japan                                                                                                                8.7
 ........................................................................................................................
Netherlands                                                                                                          2.1
 ........................................................................................................................
Sweden                                                                                                               2.1
 ........................................................................................................................
United Kingdom                                                                                                      11.2
 ........................................................................................................................
United States                                                                                                       57.4
------------------------------------------------------------------------------------------------------------------------
Total                                                                                                              100.0%
------------------------------------------------------------------------------------------------------------------------
See page 133 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





Putnam VT Growth & Income Fund
The fund's portfolio
June 30, 2000 (Unaudited)

COMMON STOCKS (98.0%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
 ........................................................................................................................
Aerospace/Defense (2.3%)
 ........................................................................................................................
          2,151,300   Boeing Co.                                                                             $89,951,231
 ........................................................................................................................
             61,700   General Dynamics Corp.                                                                   3,223,825
 ........................................................................................................................
            153,627   General Motors Corp. Class H (NON)                                                      13,480,769
 ........................................................................................................................
          1,844,400   Lockheed Martin Corp.                                                                   45,764,175
 ........................................................................................................................
            757,000   United Technologies Corp.                                                               44,568,375
------------------------------------------------------------------------------------------------------------------------
                                                                                                             196,988,375
------------------------------------------------------------------------------------------------------------------------
Airlines (0.1%)
 ........................................................................................................................
             90,200   Delta Air Lines, Inc.                                                                    4,560,738
------------------------------------------------------------------------------------------------------------------------
Automotive (1.2%)
 ........................................................................................................................
          1,420,600   Ford Motor Co.                                                                          61,085,800
 ........................................................................................................................
            602,157   General Motors Corp.                                                                    34,962,741
 ........................................................................................................................
             55,100   TRW, Inc.                                                                                2,389,963
 ........................................................................................................................
            186,003   Visteon Corp. (NON)                                                                      2,255,291
------------------------------------------------------------------------------------------------------------------------
                                                                                                             100,693,795
------------------------------------------------------------------------------------------------------------------------
Banking (10.5%)
 ........................................................................................................................
            260,000   AmSouth Bancorporation                                                                   4,095,000
 ........................................................................................................................
          2,999,027   Bank of America Corp.                                                                  128,958,161
 ........................................................................................................................
          1,231,100   Bank of New York Company, Inc.                                                          57,246,150
 ........................................................................................................................
          1,960,989   Bank One Corp.                                                                          52,088,770
 ........................................................................................................................
            231,800   BB&T Corp.                                                                               5,534,225
 ........................................................................................................................
            801,000   Charter One Financial, Inc.                                                             18,423,000
 ........................................................................................................................
          1,607,200   Chase Manhattan Corp.                                                                   74,031,650
 ........................................................................................................................
          1,135,500   Comerica, Inc.                                                                          50,955,563
 ........................................................................................................................
            133,100   Fifth Third Bancorp                                                                      8,418,575
 ........................................................................................................................
            156,400   First Tennessee National Corp.                                                           2,590,375
 ........................................................................................................................
          1,576,200   First Union Corp.                                                                       39,109,463
 ........................................................................................................................
          2,633,860   Firstar Corp.                                                                           55,475,676
 ........................................................................................................................
          2,129,418   FleetBoston Financial Corp.                                                             72,400,212
 ........................................................................................................................
            415,000   Huntington Bancshares, Inc.                                                              6,562,188
 ........................................................................................................................
            236,100   KeyCorp                                                                                  4,161,263
 ........................................................................................................................
          1,407,200   Mellon Financial Corp.                                                                  51,274,850
 ........................................................................................................................
             23,700   Morgan (J.P.) & Co., Inc.                                                                2,609,963
 ........................................................................................................................
          1,576,100   National City Corp.                                                                     26,892,206
 ........................................................................................................................
            822,900   PNC Bank Corp.                                                                          38,573,438
 ........................................................................................................................
             55,700   State Street Corp.                                                                       5,907,681
 ........................................................................................................................
            240,000   Summit Bancorp                                                                           5,910,000
 ........................................................................................................................
            178,700   SunTrust Banks, Inc.                                                                     8,164,356
 ........................................................................................................................
            590,000   Synovus Financial Corp.                                                                 10,398,750
 ........................................................................................................................
          1,493,600   U.S. Bancorp                                                                            28,751,800
 ........................................................................................................................
          1,492,500   Washington Mutual, Inc.                                                                 43,095,938
 ........................................................................................................................
          2,721,300   Wells Fargo Co.                                                                        105,450,375
 ........................................................................................................................
             88,300   Zions Bancorp                                                                            4,052,142
------------------------------------------------------------------------------------------------------------------------
                                                                                                             911,131,770
------------------------------------------------------------------------------------------------------------------------
Beverage (2.9%)
 ........................................................................................................................
            854,888   Anheuser-Busch Cos., Inc.                                                               63,849,448
 ........................................................................................................................
          1,265,400   Coca-Cola Co.                                                                           72,681,413
 ........................................................................................................................
          1,803,900   Coca-Cola Enterprises, Inc.                                                             29,426,119
 ........................................................................................................................
          1,936,200   PepsiCo, Inc.                                                                           86,039,888
------------------------------------------------------------------------------------------------------------------------
                                                                                                             251,996,868
------------------------------------------------------------------------------------------------------------------------
Building Materials (--%)
 ........................................................................................................................
            145,100   Masco Corp.                                                                              2,620,869
------------------------------------------------------------------------------------------------------------------------
Cable Television (0.2%)
 ........................................................................................................................
            420,000   Comcast Corp. Class A (NON)                                                             17,010,000
 ........................................................................................................................
            143,800   USA Networks, Inc. (NON)                                                                 3,109,675
------------------------------------------------------------------------------------------------------------------------
                                                                                                              20,119,675
------------------------------------------------------------------------------------------------------------------------
Chemicals (3.4%)
 ........................................................................................................................
            388,100   Air Products & Chemicals, Inc.                                                          11,958,331
 ........................................................................................................................
            528,800   Avery Dennison Corp.                                                                    35,495,700
 ........................................................................................................................
          1,671,900   Dow Chemical Co.                                                                        50,470,481
 ........................................................................................................................
          1,635,404   du Pont (E.I.) de Nemours & Co., Ltd.                                                   71,548,925
 ........................................................................................................................
            320,000   Eastman Chemical Co.                                                                    15,280,000
 ........................................................................................................................
            811,205   Minnesota Mining & Manufacturing Co.                                                    66,924,413
 ........................................................................................................................
            402,200   PPG Industries, Inc.                                                                    17,822,488
 ........................................................................................................................
             75,500   Praxair, Inc.                                                                            2,826,531
 ........................................................................................................................
            626,900   Rohm & Haas Co.                                                                         21,628,050
------------------------------------------------------------------------------------------------------------------------
                                                                                                             293,954,919
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (0.2%)
 ........................................................................................................................
            299,700   Cendant Corp. (NON)                                                                      4,195,800
 ........................................................................................................................
             84,200   Cintas Corp.                                                                             3,089,088
 ........................................................................................................................
             18,700   H&R Block, Inc.                                                                            605,413
 ........................................................................................................................
          1,800,800   Service Corp. International                                                              5,740,050
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,630,351
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (--%)
 ........................................................................................................................
             12,800   Scientific-Atlanta, Inc.                                                                   953,600
------------------------------------------------------------------------------------------------------------------------
Computers (5.7%)
 ........................................................................................................................
            120,800   3Com Corp. (NON)                                                                         6,961,100
 ........................................................................................................................
            246,900   Apple Computer, Inc. (NON)                                                              12,931,388
 ........................................................................................................................
          1,985,500   Compaq Computer Corp.                                                                   50,754,344
 ........................................................................................................................
            177,500   Gateway, Inc. (NON)                                                                     10,073,125
 ........................................................................................................................
          1,268,800   Hewlett-Packard Co.                                                                    158,441,400
 ........................................................................................................................
          2,033,416   IBM Corp.                                                                              222,786,141
 ........................................................................................................................
            178,000   Lexmark International Group, Inc.
                      Class A (NON)                                                                           11,970,500
 ........................................................................................................................
            411,600   Seagate Technology, Inc. (NON)                                                          22,638,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                             496,555,998
------------------------------------------------------------------------------------------------------------------------
Conglomerates (1.2%)
 ........................................................................................................................
             10,000   Berkshire Hathaway, Inc. (NON)                                                          17,600,000
 ........................................................................................................................
            524,800   Cooper Industries, Inc.                                                                 17,088,800
 ........................................................................................................................
            551,000   Honeywell International, Inc.                                                           18,561,813
 ........................................................................................................................
          1,100,500   Tyco International, Ltd.                                                                52,136,188
------------------------------------------------------------------------------------------------------------------------
                                                                                                             105,386,801
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (0.9%)
 ........................................................................................................................
            121,800   Capital One Financial Corp.                                                              5,435,325
 ........................................................................................................................
          1,111,100   Household International, Inc.                                                           46,180,094
 ........................................................................................................................
            653,800   MBNA Corp.                                                                              17,734,325
 ........................................................................................................................
             87,200   Providian Financial Corp.                                                                7,848,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              77,197,744
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (2.5%)
 ........................................................................................................................
            886,800   Avon Products, Inc.                                                                     39,462,600
 ........................................................................................................................
            691,500   Clorox Co.                                                                              30,987,844
 ........................................................................................................................
            220,500   Colgate-Palmolive Co.                                                                   13,202,438
 ........................................................................................................................
            331,800   Gillette Co.                                                                            11,592,263
 ........................................................................................................................
          1,315,601   Kimberly-Clark Corp.                                                                    75,482,607
 ........................................................................................................................
            561,700   Procter & Gamble Co.                                                                    32,157,325
 ........................................................................................................................
            147,200   Unilever NV (Netherlands)                                                                6,329,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                             209,214,677
------------------------------------------------------------------------------------------------------------------------
Distribution (0.3%)
 ........................................................................................................................
            619,000   SYSCO Corp.                                                                             26,075,375
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (3.8%)
 ........................................................................................................................
          1,156,900   Consolidated Edison, Inc.                                                               34,273,163
 ........................................................................................................................
            716,200   CP&L, Inc.                                                                              22,873,638
 ........................................................................................................................
            395,000   Dominion Resources, Inc.                                                                16,935,625
 ........................................................................................................................
          1,003,400   Duke Energy Corp.                                                                       56,566,675
 ........................................................................................................................
            996,300   Edison International                                                                    20,424,150
 ........................................................................................................................
          2,019,600   Entergy Corp.                                                                           54,907,875
 ........................................................................................................................
             38,600   FPL Group, Inc.                                                                          1,311,750
 ........................................................................................................................
            843,300   NiSource, Inc.                                                                          15,706,463
 ........................................................................................................................
            954,800   Pacific Gas & Electric Co.                                                              23,511,950
 ........................................................................................................................
            580,000   Public Service Enterprise Group, Inc.                                                   20,082,500
 ........................................................................................................................
          1,145,000   Reliant Energy, Inc.                                                                    33,849,063
 ........................................................................................................................
            920,600   TXU Corp.                                                                               27,157,700
------------------------------------------------------------------------------------------------------------------------
                                                                                                             327,600,552
------------------------------------------------------------------------------------------------------------------------
Electrical Equipment (1.1%)
 ........................................................................................................................
          1,230,300   Emerson Electric Co.                                                                    74,279,363
 ........................................................................................................................
            602,900   Rockwell International Corp.                                                            18,991,350
------------------------------------------------------------------------------------------------------------------------
                                                                                                              93,270,713
------------------------------------------------------------------------------------------------------------------------
Electronics (0.6%)
 ........................................................................................................................
             43,300   Advanced Micro Devices, Inc. (NON)                                                       3,344,925
 ........................................................................................................................
            183,802   Agilent Technologies, Inc. (NON)                                                        13,555,398
 ........................................................................................................................
             97,400   American Power Conversion Corp. (NON)                                                    3,975,138
 ........................................................................................................................
            894,500   Motorola, Inc.                                                                          25,996,406
 ........................................................................................................................
             38,400   National Semiconductor Corp. (NON)                                                       2,179,200
 ........................................................................................................................
             70,400   SCI Systems, Inc. (NON)                                                                  2,758,800
 ........................................................................................................................
             44,000   Solectron Corp. (NON)                                                                    1,842,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                              53,652,367
------------------------------------------------------------------------------------------------------------------------
Energy (1.5%)
 ........................................................................................................................
            144,600   Baker Hughes, Inc.                                                                       4,627,200
 ........................................................................................................................
            905,300   Halliburton Co.                                                                         42,718,844
 ........................................................................................................................
            766,200   Schlumberger, Ltd.                                                                      57,177,675
 ........................................................................................................................
            377,600   Transocean Sedco Forex, Inc.                                                            20,178,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                             124,701,719
------------------------------------------------------------------------------------------------------------------------
Entertainment (0.4%)
 ........................................................................................................................
            546,372   Viacom, Inc. Class B (NON)                                                              37,255,741
------------------------------------------------------------------------------------------------------------------------
Financial (4.6%)
 ........................................................................................................................
            330,900   American Express Co.                                                                    17,248,163
 ........................................................................................................................
            736,000   Associates First Capital Corp.                                                          16,422,000
 ........................................................................................................................
          3,617,150   Citigroup, Inc.                                                                        217,933,288
 ........................................................................................................................
            183,000   CTI Group, Inc. (The)                                                                    2,973,750
 ........................................................................................................................
          1,853,409   Fannie Mae                                                                              96,724,782
 ........................................................................................................................
            956,900   Federal Home Loan Mortgage Corp.                                                        38,754,450
 ........................................................................................................................
            107,100   MGIC Investment Corp.                                                                    4,873,050
 ........................................................................................................................
             97,000   SLM Holding Corp.                                                                        3,631,438
------------------------------------------------------------------------------------------------------------------------
                                                                                                             398,560,921
------------------------------------------------------------------------------------------------------------------------
Food (2.2%)
 ........................................................................................................................
            295,300   Archer Daniels Midland Co.                                                               2,897,631
 ........................................................................................................................
             67,500   Bestfoods                                                                                4,674,375
 ........................................................................................................................
            105,400   Campbell Soup Co.                                                                        3,069,775
 ........................................................................................................................
          1,034,300   ConAgra, Inc.                                                                           19,716,344
 ........................................................................................................................
            165,800   General Mills, Inc.                                                                      6,341,850
 ........................................................................................................................
            864,200   Heinz (H.J.) Co.                                                                        37,808,750
 ........................................................................................................................
          1,030,400   Kellogg Co.                                                                             30,654,400
 ........................................................................................................................
            411,800   Quaker Oats Co. (The)                                                                   30,936,475
 ........................................................................................................................
            451,800   Ralston-Ralston Purina Group                                                             9,007,763
 ........................................................................................................................
          2,437,562   Sara Lee Corp.                                                                          47,075,416
------------------------------------------------------------------------------------------------------------------------
                                                                                                             192,182,779
------------------------------------------------------------------------------------------------------------------------
Health Care Services (2.4%)
 ........................................................................................................................
             72,900   Aetna, Inc.                                                                              4,679,269
 ........................................................................................................................
          1,017,138   Baxter International, Inc.                                                              71,517,516
 ........................................................................................................................
            139,100   Cardinal Health, Inc.                                                                   10,293,400
 ........................................................................................................................
            786,542   CIGNA Corp.                                                                             73,541,677
 ........................................................................................................................
            658,982   HCA -The Healthcare Corp.                                                               20,016,578
 ........................................................................................................................
            224,000   IMS Health, Inc.                                                                         4,032,000
 ........................................................................................................................
            833,500   Tenet Healthcare Corp.                                                                  22,504,500
 ........................................................................................................................
             51,600   United Health Group Inc.                                                                 4,424,700
------------------------------------------------------------------------------------------------------------------------
                                                                                                             211,009,640
------------------------------------------------------------------------------------------------------------------------
Household Furniture and Appliances (0.1%)
 ........................................................................................................................
            416,100   Newell Rubbermaid, Inc.                                                                 10,714,575
------------------------------------------------------------------------------------------------------------------------
Insurance (3.7%)
 ........................................................................................................................
            272,600   AFLAC, Inc.                                                                             12,522,563
 ........................................................................................................................
          1,675,900   Allstate Corp.                                                                          37,288,775
 ........................................................................................................................
          1,187,487   American General Corp.                                                                  72,436,707
 ........................................................................................................................
            228,700   American International Group, Inc.                                                      26,872,250
 ........................................................................................................................
            798,135   AON Corp.                                                                               24,792,068
 ........................................................................................................................
             79,700   Cincinnati Financial Corp.                                                               2,505,569
 ........................................................................................................................
            960,000   Hartford Financial Services Group                                                       53,700,000
 ........................................................................................................................
             50,500   Jefferson-Pilot Corp.                                                                    2,850,094
 ........................................................................................................................
          1,213,400   Lincoln National Corp.                                                                  43,834,075
 ........................................................................................................................
             56,300   Loews Corp.                                                                              3,378,000
 ........................................................................................................................
             41,900   Progressive Corp. (The)                                                                  3,100,600
 ........................................................................................................................
            577,100   The Chubb Corp.                                                                         35,491,650
 ........................................................................................................................
            187,600   Torchmark Corp.                                                                          4,631,375
------------------------------------------------------------------------------------------------------------------------
                                                                                                             323,403,726
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (2.2%)
 ........................................................................................................................
             91,300   Franklin Resources, Inc.                                                                 2,773,238
 ........................................................................................................................
            142,600   Goldman Sachs Group, Inc. (The)                                                         13,529,175
 ........................................................................................................................
            269,400   Lehman Brothers Holdings, Inc.                                                          25,475,138
 ........................................................................................................................
            606,800   Merrill Lynch & Co., Inc.                                                               69,782,000
 ........................................................................................................................
            672,800   Morgan Stanley, Dean Witter,
                      Discover and Co.                                                                        56,010,600
 ........................................................................................................................
            481,400   Paine Webber Group, Inc.                                                                21,903,700
 ........................................................................................................................
             90,500   T. Rowe Price Associates, Inc.                                                           3,846,250
------------------------------------------------------------------------------------------------------------------------
                                                                                                             193,320,101
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.2%)
 ........................................................................................................................
            341,800   Carnival Corp. Class A                                                                   6,665,100
 ........................................................................................................................
             84,700   Royal Caribbean Cruises, Ltd.                                                            1,566,950
 ........................................................................................................................
            167,200   Starwood Hotels & Resorts
                      Worldwide, Inc.                                                                          5,444,450
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,676,500
------------------------------------------------------------------------------------------------------------------------
Machinery (0.2%)
 ........................................................................................................................
            365,879   Caterpillar, Inc.                                                                       12,394,151
 ........................................................................................................................
            126,200   Dover Corp.                                                                              5,118,988
 ........................................................................................................................
             69,900   Ingersoll-Rand Co.                                                                       2,813,475
------------------------------------------------------------------------------------------------------------------------
                                                                                                              20,326,614
------------------------------------------------------------------------------------------------------------------------
Manufacturing (0.4%)
 ........................................................................................................................
             71,800   Danaher Corp.                                                                            3,549,613
 ........................................................................................................................
            468,800   Illinois Tool Works, Inc.                                                               26,721,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                              30,271,213
------------------------------------------------------------------------------------------------------------------------
Media (1.6%)
 ........................................................................................................................
          3,061,800   Disney (Walt) Productions, Inc.                                                        118,836,113
 ........................................................................................................................
            385,700   Seagram Co., Ltd.                                                                       22,370,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                             141,206,713
------------------------------------------------------------------------------------------------------------------------
Medical Technology (0.1%)
 ........................................................................................................................
            117,600   Becton, Dickson and Co.                                                                  3,373,650
 ........................................................................................................................
            179,400   Boston Scientific Corp. (NON)                                                            3,935,588
 ........................................................................................................................
             44,200   Stryker Corp.                                                                            1,933,750
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,242,988
------------------------------------------------------------------------------------------------------------------------
Metals (0.3%)
 ........................................................................................................................
            429,200   Alcoa, Inc.                                                                             12,446,800
 ........................................................................................................................
            790,000   Freeport-McMoRan Copper &
                      Gold Co., Inc. Class A (NON)                                                             7,208,750
 ........................................................................................................................
            605,000   Freeport-McMoRan Copper &
                      Gold Co., Inc. Class B (NON)                                                             5,596,250
------------------------------------------------------------------------------------------------------------------------
                                                                                                              25,251,800
------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (1.3%)
 ........................................................................................................................
            793,100   El Paso Energy Corp.                                                                    40,398,531
 ........................................................................................................................
            287,300   Enron Corp.                                                                             18,530,850
 ........................................................................................................................
            478,473   Sempra Energy                                                                            8,134,041
 ........................................................................................................................
          1,155,696   Williams Cos., Inc.                                                                     48,178,077
------------------------------------------------------------------------------------------------------------------------
                                                                                                             115,241,499
------------------------------------------------------------------------------------------------------------------------
Office Equipment & Supplies (--%)
 ........................................................................................................................
             69,400   Pitney Bowes, Inc.                                                                       2,776,000
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (8.2%)
 ........................................................................................................................
             66,200   Apache Corp.                                                                             3,893,388
 ........................................................................................................................
          1,335,172   BP Amoco PLC ADR (United Kingdom)                                                       75,520,666
 ........................................................................................................................
             44,800   Burlington Resources, Inc.                                                               1,713,600
 ........................................................................................................................
            835,300   Chevron, Inc.                                                                           70,843,881
 ........................................................................................................................
            891,900   Conoco, Inc.                                                                            19,621,800
 ........................................................................................................................
          1,420,777   Conoco, Inc. Class B                                                                    34,897,835
 ........................................................................................................................
          3,552,265   ExxonMobil Corp.                                                                       278,852,803
 ........................................................................................................................
            348,900   Occidental Petroleum Corp.                                                               7,348,706
 ........................................................................................................................
          2,826,400   Royal Dutch Petroleum Co.
                      PLC ADR (Netherlands)                                                                  174,000,250
 ........................................................................................................................
            157,000   Texaco, Inc.                                                                             8,360,250
 ........................................................................................................................
            848,600   Tosco Corp.                                                                             24,025,988
 ........................................................................................................................
            159,400   Unocal Corp.                                                                             5,280,125
 ........................................................................................................................
            128,600   USX-Marathon Group, Inc.                                                                 3,223,038
------------------------------------------------------------------------------------------------------------------------
                                                                                                             707,582,330
------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products (1.1%)
 ........................................................................................................................
            671,700   International Paper Co.                                                                 20,025,056
 ........................................................................................................................
            954,000   Owens-Illinois, Inc. (NON)                                                              11,149,875
 ........................................................................................................................
             73,800   Sealed Air Corp. (NON)                                                                   3,865,275
 ........................................................................................................................
            320,000   Temple Inland, Inc.                                                                     13,440,000
 ........................................................................................................................
          1,054,276   Weyerhaeuser Co.                                                                        45,333,868
------------------------------------------------------------------------------------------------------------------------
                                                                                                              93,814,074
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (10.9%)
 ........................................................................................................................
          2,914,400   Abbott Laboratories                                                                    129,872,950
 ........................................................................................................................
          2,083,138   American Home Products Corp.                                                           122,384,358
 ........................................................................................................................
          2,536,994   Bristol-Myers Squibb Co.                                                               147,779,901
 ........................................................................................................................
            769,300   Johnson & Johnson                                                                       78,372,438
 ........................................................................................................................
            438,200   Lilly (Eli) & Co.                                                                       43,765,225
 ........................................................................................................................
          2,903,566   Merck & Co., Inc.                                                                      222,485,745
 ........................................................................................................................
          2,648,233   Pharmacia Corp.                                                                        136,880,543
 ........................................................................................................................
          1,161,300   Schering-Plough Corp.                                                                   58,645,650
------------------------------------------------------------------------------------------------------------------------
                                                                                                             940,186,810
------------------------------------------------------------------------------------------------------------------------
Photography/Imaging (1.2%)
 ........................................................................................................................
            879,283   Eastman Kodak Co.                                                                       52,317,339
 ........................................................................................................................
          2,324,800   Xerox Corp.                                                                             48,239,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                             100,556,939
------------------------------------------------------------------------------------------------------------------------
Publishing (0.8%)
 ........................................................................................................................
            168,200   Gannett Co., Inc.                                                                       10,060,463
 ........................................................................................................................
             68,900   Knight-Ridder, Inc.                                                                      3,664,619
 ........................................................................................................................
            596,600   McGraw-Hill, Inc.                                                                       32,216,400
 ........................................................................................................................
            119,500   New York Times Co. (The) Class A                                                         4,720,250
 ........................................................................................................................
            563,700   Tribune Co.                                                                             19,729,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                              70,391,232
------------------------------------------------------------------------------------------------------------------------
Railroads (0.8%)
 ........................................................................................................................
          2,239,600   Burlington Northern Santa Fe Corp.                                                      51,370,825
 ........................................................................................................................
            160,000   CSX Corp.                                                                                3,390,000
 ........................................................................................................................
             55,200   Kansas City Southern Industries, Inc.                                                    4,895,550
 ........................................................................................................................
            154,100   Union Pacific Corp.                                                                      5,730,594
------------------------------------------------------------------------------------------------------------------------
                                                                                                              65,386,969
------------------------------------------------------------------------------------------------------------------------
Real Estate (0.4%)
 ........................................................................................................................
            692,100   Equity Residential Properties Trust (R)                                                 31,836,600
------------------------------------------------------------------------------------------------------------------------
Regional Bells (6.6%)
 ........................................................................................................................
          2,403,000   Bell Atlantic Corp.                                                                    122,102,438
 ........................................................................................................................
          2,806,000   BellSouth Corp.                                                                        119,605,750
 ........................................................................................................................
          1,532,200   GTE Corp.                                                                               95,379,450
 ........................................................................................................................
          5,279,852   SBC Communications, Inc.                                                               228,353,599
 ........................................................................................................................
             91,600   U S West, Inc.                                                                           7,854,700
------------------------------------------------------------------------------------------------------------------------
                                                                                                             573,295,937
------------------------------------------------------------------------------------------------------------------------
Restaurants (0.1%)
 ........................................................................................................................
             52,800   Starbucks Corp. (NON)                                                                    2,016,300
 ........................................................................................................................
            100,600   Tricon Global Restaurants, Inc. (NON)                                                    2,841,950
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,858,250
------------------------------------------------------------------------------------------------------------------------
Retail (3.3%)
 ........................................................................................................................
            801,000   Albertsons, Inc.                                                                        26,633,250
 ........................................................................................................................
             94,300   Circuit City Stores, Inc.                                                                3,129,581
 ........................................................................................................................
            146,000   Costco Wholesale Corp. (NON)                                                             4,818,000
 ........................................................................................................................
            471,000   CVS Corp.                                                                               18,840,000
 ........................................................................................................................
            150,250   Dollar General Corp.                                                                     2,929,875
 ........................................................................................................................
          1,148,500   Federated Department Stores, Inc. (NON)                                                 38,761,875
 ........................................................................................................................
            397,100   Gap, Inc. (The)                                                                         12,409,375
 ........................................................................................................................
          3,666,847   K mart Corp. (NON)                                                                      24,980,395
 ........................................................................................................................
            787,700   Kroger Co. (NON)                                                                        17,378,631
 ........................................................................................................................
            176,300   Limited, Inc. (The)                                                                      3,812,488
 ........................................................................................................................
            794,100   Lowe's Cos., Inc.                                                                       32,607,731
 ........................................................................................................................
            276,500   May Department Stores Co.                                                                6,636,000
 ........................................................................................................................
            318,200   Penney (J.C.) Co., Inc.                                                                  5,866,813
 ........................................................................................................................
             31,400   RadioShack Corp.                                                                         1,487,575
 ........................................................................................................................
            705,000   Rite Aid Corp.                                                                           4,626,563
 ........................................................................................................................
            196,400   Safeway, Inc. (NON)                                                                      8,862,550
 ........................................................................................................................
            628,000   Sears, Roebuck & Co.                                                                    20,488,500
 ........................................................................................................................
          1,200,300   Staples, Inc. (NON)                                                                     18,454,613
 ........................................................................................................................
            438,600   Target Corp.                                                                            25,438,800
 ........................................................................................................................
            397,000   TJX Cos., Inc. (The)                                                                     7,443,750
------------------------------------------------------------------------------------------------------------------------
                                                                                                             285,606,365
------------------------------------------------------------------------------------------------------------------------
Semiconductor (--%)
 ........................................................................................................................
             33,000   Conexant Systems, Inc. (NON)                                                             1,604,625
 ........................................................................................................................
             18,000   Teradyne, Inc. (NON)                                                                     1,323,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,927,625
------------------------------------------------------------------------------------------------------------------------
Software (0.7%)
 ........................................................................................................................
            554,500   BMC Software, Inc. (NON)                                                                20,230,586
 ........................................................................................................................
            813,200   Computer Associates International, Inc.                                                 41,625,675
------------------------------------------------------------------------------------------------------------------------
                                                                                                              61,856,261
------------------------------------------------------------------------------------------------------------------------
Technology Services (0.8%)
 ........................................................................................................................
             41,400   Computer Sciences Corp. (NON)                                                            3,092,063
 ........................................................................................................................
             80,800   Convergys Corp. (NON)                                                                    4,191,500
 ........................................................................................................................
          1,396,400   Electronic Data Systems Corp.                                                           57,601,500
 ........................................................................................................................
             86,100   Fiserv, Inc. (NON)                                                                       3,723,825
 ........................................................................................................................
            127,000   Unisys Corp. (NON)                                                                       1,849,438
------------------------------------------------------------------------------------------------------------------------
                                                                                                              70,458,326
------------------------------------------------------------------------------------------------------------------------
Telecommunications (3.2%)
 ........................................................................................................................
            715,300   ALLTEL Corp.                                                                            44,303,894
 ........................................................................................................................
          3,663,216   American Telephone & Telegraph Co.                                                     115,849,206
 ........................................................................................................................
             79,500   CenturyTel, Inc.                                                                         2,292,380
 ........................................................................................................................
          1,463,518   Sprint Corp.                                                                            74,639,418
 ........................................................................................................................
            920,700   Worldcom, Inc. (NON)                                                                    42,237,113
------------------------------------------------------------------------------------------------------------------------
                                                                                                             279,322,011
------------------------------------------------------------------------------------------------------------------------
Textiles (--%)
 ........................................................................................................................
             76,300   Nike, Inc.                                                                               3,037,694
------------------------------------------------------------------------------------------------------------------------
Tobacco (1.2%)
 ........................................................................................................................
          3,741,137   Philip Morris Cos., Inc.                                                                99,373,952
------------------------------------------------------------------------------------------------------------------------
Toys (--%)
 ........................................................................................................................
             44,100   Mattel, Inc.                                                                               581,570
------------------------------------------------------------------------------------------------------------------------
Transportation Services (--%)
 ........................................................................................................................
             53,000   United Parcel Service, Inc.                                                              3,127,000
------------------------------------------------------------------------------------------------------------------------
Trucks & Parts (--%)
 ........................................................................................................................
             81,800   Johnson Controls, Inc.                                                                   4,197,363
------------------------------------------------------------------------------------------------------------------------
Waste Management (0.6%)
 ........................................................................................................................
          2,857,413   Waste Management, Inc.                                                                  54,290,847
------------------------------------------------------------------------------------------------------------------------
                      Total Common Stocks
                      (cost $7,680,042,192)                                                               $8,487,435,871
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.1%) (a)
(cost $14,171,397)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
 ........................................................................................................................
            255,000   K mart Financing I $3.875 cum. cv. pfd.                                                 $9,211,875
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.3%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
 ........................................................................................................................
        $50,000,000   Federal Home Loan Mortgage Corp.,
                      effective yield of 6.38%, July 7, 2000                                                 $49,937,000
 ........................................................................................................................
         50,000,000   Morgan Stanley Dean Witter, effective
                      yield of 6.85%, July 5, 2000                                                            49,952,431
 ........................................................................................................................
         50,000,000   UBS Finance Corp., effective yield of
                      6.92%, July 5, 2000                                                                     49,951,944
 ........................................................................................................................
         51,726,000   Interest in $750,000,000 joint repurchase
                      agreement dated June 30, 2000 with
                      Goldman Sachs & Co. due July 3, 2000
                      with respect to various U.S. Treasury
                      obligations -- maturity value of
                      $51,754,018 for an effective
                      yield of 6.50%                                                                          51,726,000
------------------------------------------------------------------------------------------------------------------------
                      Total Short-Term Investments
                      (cost $201,567,375)                                                                   $201,567,375
------------------------------------------------------------------------------------------------------------------------
                      Total Investments
                      (cost $7,895,780,964) (b)                                                           $8,698,215,121
------------------------------------------------------------------------------------------------------------------------

Futures Contracts Outstanding at June 30, 2000 (Unaudited)
-------------------------------------------------------------------------------
                                 Total     Aggregate  Expiration     Unrealized
                                 Value    Face Value        Date   Depreciation
 ...............................................................................
S&P 500 Index
(Long)                     $87,718,975   $88,394,674      Sep-00     $(675,699)
-------------------------------------------------------------------------------
See page 133 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT Growth Opportunities Fund
The fund's portfolio
June 30, 2000 (Unaudited)

COMMON STOCKS (98.4%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
 ........................................................................................................................
Biotechnology (4.3%)
 ........................................................................................................................
             27,200   Amgen, Inc. (NON)                                                                       $1,910,800
 ........................................................................................................................
              9,100   Genentech, Inc. (NON)                                                                    1,565,200
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,476,000
------------------------------------------------------------------------------------------------------------------------
Broadcasting (1.7%)
 ........................................................................................................................
             12,900   Clear Channel Communications, Inc. (NON)                                                   967,500
 ........................................................................................................................
             11,200   Echostar Communications Corp. Class A (NON)                                                370,825
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,338,325
------------------------------------------------------------------------------------------------------------------------
Cable Television (3.3%)
 ........................................................................................................................
             82,000   AT&T Corp. - Liberty Media Group
                      Class A (NON)                                                                            1,988,500
 ........................................................................................................................
              8,600   General Motors Corp. Class H (NON)                                                         754,650
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,743,150
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (14.0%)
 ........................................................................................................................
              3,300   Brocade Communications Systems (NON)                                                       605,498
 ........................................................................................................................
             65,800   Cisco Systems, Inc. (NON)                                                                4,182,412
 ........................................................................................................................
              2,600   Juniper Networks, Inc. (NON)                                                               378,463
 ........................................................................................................................
             71,200   Nokia Corp. ADR (Finland)                                                                3,555,550
 ........................................................................................................................
             25,400   Nortel Networks Corp. (Canada)                                                           1,733,550
 ........................................................................................................................
             12,300   Tellabs, Inc. (NON)                                                                        841,781
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,297,254
------------------------------------------------------------------------------------------------------------------------
Computers (6.7%)
 ........................................................................................................................
             31,200   EMC Corp. (NON)                                                                          2,400,449
 ........................................................................................................................
             32,800   Sun Microsystems, Inc. (NON)                                                             2,982,750
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,383,199
------------------------------------------------------------------------------------------------------------------------
Conglomerates (8.9%)
 ........................................................................................................................
             88,300   General Electric Co.                                                                     4,679,900
 ........................................................................................................................
             53,800   Tyco International, Ltd.                                                                 2,548,775
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,228,675
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (1.9%)
 ........................................................................................................................
              9,900   Colgate-Palmolive Co.                                                                      592,763
 ........................................................................................................................
             19,200   Estee Lauder Cos. Class A                                                                  949,200
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,541,963
------------------------------------------------------------------------------------------------------------------------
Electronics (11.0%)
 ........................................................................................................................
              2,900   Broadcom Corp. (NON)                                                                       634,919
 ........................................................................................................................
             25,400   Intel Corp.                                                                              3,395,662
 ........................................................................................................................
             18,400   JDS Uniphase Corp. (NON)                                                                 2,205,700
 ........................................................................................................................
              7,200   Maxim Integrated Products, Inc. (NON)                                                      489,150
 ........................................................................................................................
             31,800   Texas Instruments, Inc.                                                                  2,184,262
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,909,693
------------------------------------------------------------------------------------------------------------------------
Entertainment (3.4%)
 ........................................................................................................................
             40,620   Viacom, Inc. Class B (NON)                                                               2,769,776
------------------------------------------------------------------------------------------------------------------------
Insurance (1.5%)
 ........................................................................................................................
             10,300   American International Group, Inc.                                                       1,210,250
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (2.4%)
 ........................................................................................................................
              5,900   Merrill Lynch & Co., Inc.                                                                  678,500
 ........................................................................................................................
             14,700   Morgan Stanley, Dean Witter & Co.                                                        1,223,775
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,902,275
------------------------------------------------------------------------------------------------------------------------
Media (2.1%)
 ........................................................................................................................
             22,500   Time Warner, Inc.                                                                        1,710,000
------------------------------------------------------------------------------------------------------------------------
Medical Technology (1.0%)
 ........................................................................................................................
             11,700   PE Corp.--PE Biosystems Group                                                              770,738
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (7.5%)
 ........................................................................................................................
             11,100   Lilly (Eli) & Co.                                                                        1,108,613
 ........................................................................................................................
             73,400   Pfizer, Inc.                                                                             3,523,200
 ........................................................................................................................
              7,000   Pharmacia Corp.                                                                            361,813
 ........................................................................................................................
             21,100   Schering-Plough Corp.                                                                    1,065,550
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,059,176
------------------------------------------------------------------------------------------------------------------------
Retail (4.7%)
 ........................................................................................................................
             35,500   Home Depot, Inc. (The)                                                                   1,772,781
 ........................................................................................................................
              4,600   Target Corp.                                                                               266,800
 ........................................................................................................................
             30,600   Wal-Mart Stores, Inc.                                                                    1,763,325
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,802,906
------------------------------------------------------------------------------------------------------------------------
Semiconductor (1.9%)
 ........................................................................................................................
             17,300   Applied Materials, Inc. (NON)                                                            1,567,813
------------------------------------------------------------------------------------------------------------------------
Software (10.6%)
 ........................................................................................................................
              2,400   I2 Technologies, Inc. (NON)                                                                250,238
 ........................................................................................................................
             37,200   Microsoft Corp. (NON)                                                                    2,976,000
 ........................................................................................................................
             33,500   Oracle Corp. (NON)                                                                       2,816,094
 ........................................................................................................................
              5,400   Siebel Systems, Inc. (NON)                                                                 883,238
 ........................................................................................................................
             14,300   VERITAS Software Corp. (NON)                                                             1,616,123
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,541,693
------------------------------------------------------------------------------------------------------------------------
Technology Services (1.2%)
 ........................................................................................................................
             18,000   America Online, Inc. (NON)                                                                 949,500
------------------------------------------------------------------------------------------------------------------------
Telecommunications (9.8%)
 ........................................................................................................................
             11,000   Level 3 Communication, Inc. (NON)                                                          968,000
 ........................................................................................................................
             14,900   Metromedia Fiber Network, Inc. Class A (NON)                                               591,344
 ........................................................................................................................
             21,600   Nextel Communications, Inc. Class A (NON)                                                1,321,650
 ........................................................................................................................
             39,675   Nextlink Communications, Inc. Class A (NON)                                              1,505,170
 ........................................................................................................................
             36,200   Sprint Corp. (PCS Group) (NON)                                                           2,153,900
 ........................................................................................................................
             33,300   Vodafone AirTouch PLC ADR
                      (United Kingdom)                                                                         1,379,869
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,919,933
------------------------------------------------------------------------------------------------------------------------
Transportation Services (0.5%)
 ........................................................................................................................
              6,400   United Parcel Service, Inc. Class B                                                        377,600
------------------------------------------------------------------------------------------------------------------------
                      Total Common Stocks
                      (cost $76,464,706)                                                                     $79,499,919
------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS (5.6%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
 ........................................................................................................................
         $2,250,000   Interest in $750,000,000 joint
                      tri-party repurchase agreement dated
                      June 30, 2000 with Goldman Sachs & Co.
                      due July 3, 2000 with respect to various
                      U.S. Treasury obligations -- maturity
                      value of $2,251,219 for an effective
                      yield of 6.50%.                                                                         $2,250,000
 ........................................................................................................................
          2,308,000   Interest in $500,000,000 joint
                      tri-party repurchase agreement dated
                      June 30, 2000 with S.B.C. Warburg, Inc.
                      due July 3, 2000 with respect to various
                      U.S. Treasury obligations -- maturity
                      value of $2,309,269 for an effective
                      yield of 6.60%.                                                                          2,308,000
------------------------------------------------------------------------------------------------------------------------
                      Total Short-Term Investments
                      (cost $4,558,000)                                                                       $4,558,000
------------------------------------------------------------------------------------------------------------------------
                      Total Investments
                      (cost $81,022,706) (b)                                                                 $84,057,919
------------------------------------------------------------------------------------------------------------------------
See page 133 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





Putnam VT Health Sciences Fund
The fund's portfolio
June 30, 2000 (Unaudited)

COMMON STOCKS (95.0%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
 ........................................................................................................................
Biotechnology (20.5%)
 ........................................................................................................................
              7,700   Abgenix, Inc. (NON)                                                                       $922,917
 ........................................................................................................................
             19,900   Alexion Pharmaceuticals, Inc. (NON)                                                      1,422,850
 ........................................................................................................................
             43,900   Alkermes, Inc. (NON)                                                                     2,068,788
 ........................................................................................................................
             13,700   Allos Therapeutics Inc. (NON)                                                              133,575
 ........................................................................................................................
            163,900   Amgen, Inc. (NON)                                                                       11,513,975
 ........................................................................................................................
             43,000   Biovail Corporation (Canada) (NON)                                                       2,383,813
 ........................................................................................................................
             12,300   Celera Genomics (NON)                                                                    1,150,050
 ........................................................................................................................
             15,600   Cephalon, Inc. (NON)                                                                       934,050
 ........................................................................................................................
             25,200   Connetics Corp. (NON)                                                                      370,125
 ........................................................................................................................
             31,600   COR Therapeutics, Inc. (NON)                                                             2,695,875
 ........................................................................................................................
              3,900   Diversa Corp. (NON)                                                                        129,188
 ........................................................................................................................
             37,100   Enzon, Inc. (NON)                                                                        1,576,750
 ........................................................................................................................
             86,900   Genentech, Inc. (NON)                                                                   14,946,800
 ........................................................................................................................
             29,900   Gilead Sciences, Inc. (NON)                                                              2,126,638
 ........................................................................................................................
             59,700   Guilford Pharmaceuticals, Inc. (NON)                                                       899,231
 ........................................................................................................................
            109,900   IDEXX Laboratories, Inc. (NON)                                                           2,513,963
 ........................................................................................................................
            100,200   Immunex Corp. (NON)                                                                      4,953,638
 ........................................................................................................................
             27,400   Invitrogen Corp. (NON)                                                                   2,060,566
 ........................................................................................................................
              7,200   Maxim Pharmaceuticals, Inc. (NON)                                                          369,900
 ........................................................................................................................
              1,600   Medarex, Inc. (NON)                                                                        135,200
 ........................................................................................................................
            106,500   Medimmune, Inc. (NON)                                                                    7,881,000
 ........................................................................................................................
             31,900   Millennium Pharmaceuticals, Inc. (NON)                                                   3,568,813
 ........................................................................................................................
             29,400   Miravant Medical Technologies (NON)                                                        655,988
 ........................................................................................................................
              6,200   Protein Design Labs, Inc. (NON)                                                          1,022,709
 ........................................................................................................................
              8,800   QIAGEN N.V. (Netherlands) (NON)                                                          1,531,200
 ........................................................................................................................
             32,300   QLT PhotoTherapeutics Inc. (Canada) (NON)                                                2,497,194
 ........................................................................................................................
             90,400   Sepracor, Inc. (NON)                                                                    10,904,500
 ........................................................................................................................
             31,700   Tanox, Inc. (NON)                                                                        1,499,806
 ........................................................................................................................
             27,100   Transkaryotic Therapies, Inc.
                      (Malaysia) (NON)                                                                           995,925
 ........................................................................................................................
             47,140   Trimeris, Inc. (NON)                                                                     3,296,854
------------------------------------------------------------------------------------------------------------------------
                                                                                                              87,161,881
------------------------------------------------------------------------------------------------------------------------
Medical Services (8.9%)
 ........................................................................................................................
             19,600   Allscripts, Inc. (NON)                                                                     450,800
 ........................................................................................................................
            114,600   Baxter International, Inc.                                                               8,057,813
 ........................................................................................................................
             72,600   Cardinal Health, Inc.                                                                    5,372,400
 ........................................................................................................................
             76,100   CIGNA Corp.                                                                              7,115,350
 ........................................................................................................................
            132,000   HCA -The Healthcare Corp.                                                                4,009,500
 ........................................................................................................................
            137,000   Health Management Assoc., Inc. (NON)                                                     1,789,563
 ........................................................................................................................
             88,700   Lincare Holdings, Inc. (NON)                                                             2,184,238
 ........................................................................................................................
             60,200   Province Healthcare Co. (NON)                                                            2,174,725
 ........................................................................................................................
             28,400   St. Jude Medical, Inc. (NON)                                                             1,302,850
 ........................................................................................................................
             48,800   Trigon Healthcare, Inc. (NON)                                                            2,516,250
 ........................................................................................................................
             30,800   UnitedHealth Group, Inc.                                                                 2,641,100
------------------------------------------------------------------------------------------------------------------------
                                                                                                              37,614,589
------------------------------------------------------------------------------------------------------------------------
Medical Technology (11.0%)
 ........................................................................................................................
              5,400   Agilent Technologies, Inc. (NON)                                                           398,250
 ........................................................................................................................
             42,400   ArthroCare Corp. (NON)                                                                   2,257,800
 ........................................................................................................................
             10,500   Avigen, Inc. (NON)                                                                         460,688
 ........................................................................................................................
             61,155   Bausch & Lomb, Inc.                                                                      4,731,868
 ........................................................................................................................
             26,300   Cerus Corp. (NON)                                                                        1,346,231
 ........................................................................................................................
             42,100   Cyberonics, Inc. (NON)                                                                     505,200
 ........................................................................................................................
             23,200   Mallinckrodt, Inc.                                                                       1,007,750
 ........................................................................................................................
            128,358   Medtronic, Inc.                                                                          6,393,833
 ........................................................................................................................
             13,500   Millipore Corp.                                                                          1,017,563
 ........................................................................................................................
             25,900   Minimed, Inc. (NON)                                                                      3,056,200
 ........................................................................................................................
             19,900   Molecular Devices Corp. (NON)                                                            1,376,831
 ........................................................................................................................
              1,900   ORATEC Interventions, Inc. (NON)                                                            63,413
 ........................................................................................................................
            125,300   PE Corp.-PE Biosystems Group                                                             8,254,138
 ........................................................................................................................
             18,700   ResMed, Inc. (NON)                                                                         500,225
 ........................................................................................................................
             27,400   SonoSite, Inc. (NON)                                                                       789,463
 ........................................................................................................................
             40,500   Stryker Corp.                                                                            1,771,875
 ........................................................................................................................
            122,700   Sybron International Corp. (NON)                                                         2,430,994
 ........................................................................................................................
             38,300   Ventana Medical Systems, Inc. (NON)                                                        900,050
 ........................................................................................................................
             11,500   Ventana Medical Systems, Inc. P/P (NON)                                                    270,250
 ........................................................................................................................
             72,100   Waters Corp. (NON)                                                                       8,998,981
------------------------------------------------------------------------------------------------------------------------
                                                                                                              46,531,603
------------------------------------------------------------------------------------------------------------------------
Other (1.1%)
 ........................................................................................................................
             93,300   CVS Corp.                                                                                3,732,000
 ........................................................................................................................
                297   Givaudan (Switzerland) (NON)                                                                90,711
 ........................................................................................................................
             31,100   On Assignment, Inc. (NON)                                                                  948,550
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,771,261
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (53.5%)
 ........................................................................................................................
            109,200   Abbott Laboratories                                                                      4,866,225
 ........................................................................................................................
            145,000   Allergan, Inc.                                                                          10,802,500
 ........................................................................................................................
             74,900   Alpharma, Inc. Class A                                                                   4,662,525
 ........................................................................................................................
             26,700   Alza Corp. (NON)                                                                         1,578,638
 ........................................................................................................................
            197,900   American Home Products Corp.                                                            11,626,625
 ........................................................................................................................
             33,800   Andrx Corporation (NON)                                                                  2,160,559
 ........................................................................................................................
             22,200   Angiotech Pharmaceuticals, Inc. (Canada) (NON)                                             926,850
 ........................................................................................................................
              6,384   Ares-Serono Group Class B
                      ADR (Switzerland)                                                                        5,340,945
 ........................................................................................................................
             62,900   AstraZeneca Group PLC
                      (United Kingdom)                                                                         2,924,850
 ........................................................................................................................
            117,532   Aventis S.A. (France)                                                                    8,611,532
 ........................................................................................................................
            126,800   Bristol-Myers Squibb Co. (SEG)                                                           7,386,100
 ........................................................................................................................
             34,800   ChiRex, Inc. (NON)                                                                         696,000
 ........................................................................................................................
             77,400   Elan Corp. PLC ADR (Ireland) (NON)                                                       3,749,063
 ........................................................................................................................
             50,800   Forest Laboratories, Inc. (NON)                                                          5,130,800
 ........................................................................................................................
            143,000   Fujisawa Pharmaceutical Co. (Japan) (NON)                                                5,799,490
 ........................................................................................................................
             46,500   Inhale Therapeutic Systems, Inc. (NON)                                                   4,718,297
 ........................................................................................................................
            132,950   IVAX Corp. (NON)                                                                         5,517,425
 ........................................................................................................................
            149,290   Johnson & Johnson                                                                       15,208,919
 ........................................................................................................................
            216,500   Lilly (Eli) & Co.                                                                       21,622,917
 ........................................................................................................................
             51,575   Medicis Pharmaceutical Corp. Class A (NON)                                               2,939,775
 ........................................................................................................................
            152,700   Merck & Co., Inc.                                                                       11,700,638
 ........................................................................................................................
             43,800   NPS Pharmaceuticals, Inc. (NON)                                                          1,171,650
 ........................................................................................................................
            796,675   Pfizer, Inc.                                                                            38,240,400
 ........................................................................................................................
            276,928   Pharmacia Corp.                                                                         14,313,716
 ........................................................................................................................
              7,700   Priority Healthcare Corp. Class B (NON)                                                    572,206
 ........................................................................................................................
             74,700   Sanofi-Synthelabo S.A. (France)                                                          3,572,465
 ........................................................................................................................
            255,300   Schering-Plough Corp.                                                                   12,892,661
 ........................................................................................................................
             78,300   Shire Pharmaceuticals Group PLC ADR
                      (United Kingdom) (NON)                                                                   4,061,813
 ........................................................................................................................
             52,400   Smithkline Beecham PLC ADR
                      (United Kingdom)                                                                         3,415,825
 ........................................................................................................................
             89,000   Takeda Chemical Industries (Japan)                                                       5,855,927
 ........................................................................................................................
             30,000   United Therapeutics Corp.                                                                3,251,250
 ........................................................................................................................
             39,000   Yamanouchi Pharmaceutical
                      Co., Ltd. (Japan)                                                                        2,134,714
------------------------------------------------------------------------------------------------------------------------
                                                                                                             227,453,300
------------------------------------------------------------------------------------------------------------------------
                      Total Common Stocks
                      (cost $290,566,482)                                                                   $403,532,634
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (7.1%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
 ........................................................................................................................
        $15,182,000   Interest in $750,000,000 joint
                      tri-party repurchase agreement dated
                      June 30, 2000 with Goldman Sachs & Co.
                      due July 3, 2000 with respect to various
                      U.S. Treasury obligations -- maturity
                      value of $15,190,224 for an effective
                      yield of 6.50%.                                                                        $15,182,000
 ........................................................................................................................
         15,000,000   Interest in $500,000,000 joint
                      tri-party repurchase agreement dated
                      June 30, 2000 with S.B.C. Warburg, Inc.
                      due July 3, 2000 with respect to various
                      U.S. Treasury obligations -- maturity
                      value of $15,008,250 for an effective
                      yield of 6.60%.                                                                         15,000,000
------------------------------------------------------------------------------------------------------------------------
                      Total Short-Term Investments
                      (cost $30,182,000)                                                                     $30,182,000
------------------------------------------------------------------------------------------------------------------------
                      Total Investments
                      (cost $320,748,482) (b)                                                               $433,714,634
------------------------------------------------------------------------------------------------------------------------


Futures Contracts Outstanding at June 30, 2000 (Unaudited)
-------------------------------------------------------------------------------
                                 Total     Aggregate  Expiration     Unrealized
                                 Value    Face Value        Date   Depreciation
 ...............................................................................
S&P 500
Index (Long)               $10,276,700   $10,371,076      Sep-00      $(94,376)
-------------------------------------------------------------------------------
See page 133 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT High Yield Fund
The fund's portfolio
June 30, 2000 (Unaudited)

CORPORATE BONDS AND NOTES (81.9%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
 ........................................................................................................................
Advertising and Marketing Services (0.4%)
 ........................................................................................................................
         $1,565,000   Adams Outdoor Advertising sr. notes
                      10 3/4s, 2006                                                                           $1,608,038
 ........................................................................................................................
          1,485,650   Interact Operating Co. notes 14s, 2003                                                     445,695
 ........................................................................................................................
          1,660,000   Lamar Media Corp. sr. sub. notes
                      9 1/4s, 2007                                                                             1,626,800
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,680,533
------------------------------------------------------------------------------------------------------------------------
Aerospace and Defense (1.2%)
 ........................................................................................................................
          2,020,000   Argo-Tech Corp. company guaranty
                      8 5/8s, 2007                                                                             1,414,000
 ........................................................................................................................
          1,870,000   Argo-Tech Corp. company guaranty
                      Ser. D, 8 5/8s, 2007                                                                     1,327,700
 ........................................................................................................................
          1,510,000   BE Aerospace, Inc. sr. sub. notes
                      9 1/2s, 2008                                                                             1,389,200
 ........................................................................................................................
            940,000   BE Aerospace, Inc. sr. sub. notes Ser. B,
                      8s, 2008                                                                                   794,300
 ........................................................................................................................
          1,340,000   Decrane Aircraft Holdings company
                      guaranty Ser. B, 12s, 2008                                                               1,192,600
 ........................................................................................................................
          2,520,000   L-3 Communications Corp. sr. sub. notes
                      Ser. B, 10 3/8s, 2007                                                                    2,557,800
 ........................................................................................................................
            690,000   L-3 Communications Corp. company
                      guaranty Ser. B, 8s, 2008                                                                  614,100
 ........................................................................................................................
            770,000   Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                                766,150
 ........................................................................................................................
            200,000   Sequa Corp. sr. notes 9s, 2009                                                             192,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,247,850
------------------------------------------------------------------------------------------------------------------------
Agriculture (0.3%)
 ........................................................................................................................
          3,236,520   Premium Standard Farms, Inc. sr. sec.
                      notes 11s, 2003 (PIK)                                                                    2,945,233
------------------------------------------------------------------------------------------------------------------------
Airlines (0.6%)
 ........................................................................................................................
          2,414,245   Airbus Industries 144A notes
                      12.266s, 2020                                                                            2,506,228
 ........................................................................................................................
          1,580,000   Calair LLC 144A company guaranty
                      8 1/8s, 2008                                                                             1,358,800
 ........................................................................................................................
            390,000   Continental Airlines, Inc. notes 8s, 2005                                                  360,812
 ........................................................................................................................
            790,000   Northwest Airlines, Inc. company
                      guaranty 7 5/8s, 2005                                                                      720,014
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,945,854
------------------------------------------------------------------------------------------------------------------------
Automotive (2.2%)
 ........................................................................................................................
            821,000   Aftermarket Technology Corp. sr. sub.
                      notes 12s, 2004                                                                            821,000
 ........................................................................................................................
            390,000   Aftermarket Technology Corp. sr. sub.
                      notes Ser. D, 12s, 2004                                                                    390,000
 ........................................................................................................................
          1,810,000   Dura Operating Corp. company guaranty
                      Ser. B, 9s, 2009                                                                         1,597,325
 ........................................................................................................................
            600,000   Exide Corp. sr. notes 10s, 2005                                                            531,000
 ........................................................................................................................
          1,994,286   Federal Mogul Corp. bank term loan
                      FRN 8.11s, 2010                                                                          1,844,714
 ........................................................................................................................
            500,000   Federal Mogul Corp. notes 7 3/4s, 2006                                                     367,500
 ........................................................................................................................
          2,580,000   Federal Mogul Corp. notes 7 1/2s, 2009                                                   1,806,000
 ........................................................................................................................
            500,000   Federal Mogul Corp. notes 7 3/8s, 2006                                                     367,500
 ........................................................................................................................
            910,000   Hayes Wheels International, Inc.
                      company guaranty Ser. B, 9 1/8s, 2007                                                      823,550
 ........................................................................................................................
          1,830,000   Hayes Wheels International, Inc. 144A
                      sr. sub. notes 9 1/8s, 2007                                                              1,633,275
 ........................................................................................................................
            520,000   Lear Corp. sub. notes 9 1/2s, 2006                                                         507,889
 ........................................................................................................................
          3,930,000   Navistar International Corp. sr. notes
                      Ser. B, 8s, 2008                                                                         3,615,600
 ........................................................................................................................
          4,370,000   Oxford Automotive, Inc. company
                      guaranty Ser. D, 10 1/8s, 2007                                                           4,020,400
 ........................................................................................................................
          1,050,000   Talon Automotive Group sr. sub. notes
                      Ser. B, 9 5/8s, 2008                                                                       462,000
 ........................................................................................................................
          1,050,000   Tenneco, Inc. company guaranty
                      Ser. B, 11 5/8s, 2009                                                                      931,875
------------------------------------------------------------------------------------------------------------------------
                                                                                                              19,719,628
------------------------------------------------------------------------------------------------------------------------
Banking (1.9%)
 ........................................................................................................................
            370,000   Bank United Corp. notes 8 7/8s, 2007                                                       345,021
 ........................................................................................................................
            660,000   CSBI Capital Trust I 144A company
                      guaranty 11 3/4s, 2027                                                                     706,200
 ........................................................................................................................
            705,000   Chevy Chase Savings Bank, Inc. sub. deb.
                      9 1/4s, 2008                                                                               630,975
 ........................................................................................................................
          1,382,000   Chevy Chase Savings Bank, Inc. sub. deb.
                      9 1/4s, 2005                                                                             1,299,080
 ........................................................................................................................
          1,315,000   Colonial Capital II 144A company
                      guaranty 8.92s, 2027                                                                     1,205,321
 ........................................................................................................................
            190,000   Dime Capital Trust I bank guaranty
                      Ser. A, 9.33s, 2027                                                                        173,504
 ........................................................................................................................
          2,220,000   GS Escrow Corp. sr. notes 7 1/8s, 2005                                                   2,010,410
 ........................................................................................................................
          2,920,000   Hanvit Bank 144A sub. notes 11 3/4s,
                      2010 (Korea)                                                                             2,825,100
 ........................................................................................................................
          1,350,000   Local Financial Corp. sr. notes 11s, 2004                                                1,346,625
 ........................................................................................................................
            280,000   North Fork Capital Trust I company
                      guaranty 8.7s, 2026                                                                        267,184
 ........................................................................................................................
            280,000   Peoples Heritage Capital Trust
                      company guaranty Ser. B, 9.06s, 2027                                                       272,924
 ........................................................................................................................
          1,330,000   Provident Capital Trust company
                      guaranty 8.6s, 2026                                                                      1,275,590
 ........................................................................................................................
            610,000   Riggs Capital Trust 144A bonds
                      8 5/8s, 2026                                                                               484,505
 ........................................................................................................................
          1,340,000   Sovereign Bancorp, Inc. sr. notes
                      10 1/2s, 2006                                                                            1,340,000
 ........................................................................................................................
          1,695,000   Sovereign Capital Trust company
                      guaranty 9s, 2027                                                                        1,187,009
 ........................................................................................................................
          1,380,000   Superior Financial 144A sr. notes
                      8.65s, 2003                                                                              1,318,148
 ........................................................................................................................
            795,000   Webster Capital Trust I 144A bonds
                      9.36s, 2027                                                                                626,102
------------------------------------------------------------------------------------------------------------------------
                                                                                                              17,313,698
------------------------------------------------------------------------------------------------------------------------
Beverage (0.3%)
 ........................................................................................................................
          2,980,000   Triarc Consumer Products, Inc.
                      company guaranty 10 1/4s, 2009                                                           2,875,700
------------------------------------------------------------------------------------------------------------------------
Broadcasting (5.0%)
 ........................................................................................................................
          2,835,000   Acme Television sr. disc. notes
                      stepped-coupon zero % (10 7/8s,
                      9/30/00), 2004 (STP)                                                                     2,707,425
 ........................................................................................................................
          1,230,000   Allbritton Communications Co. sr. sub.
                      deb. Ser. B, 9 3/4s, 2007                                                                1,168,500
 ........................................................................................................................
            230,000   Allbritton Communications Co. sr. sub.
                      notes Ser. B, 8 7/8s, 2008                                                                 210,450
 ........................................................................................................................
          1,558,300   AMFM Operating, Inc. deb.
                      12 5/8s, 2006 (PIK)                                                                      1,792,045
 ........................................................................................................................
          1,400,216   Australis Media, Ltd. sr. sec. disc. notes
                      zero %, 2000 (In default) (Australia) (NON)                                                210,032
 ........................................................................................................................
          3,770,000   Benedek Communications Corp.
                      sr. disc. notes stepped-coupon zero %
                      (13 1/4s, 5/15/01), 2006 (STP)                                                           2,940,600
 ........................................................................................................................
          1,260,000   Capstar Broadcasting sr. disc. notes
                      stepped-coupon zero % (12 3/4s,
                      2/1/02), 2009 (STP)                                                                      1,156,050
 ........................................................................................................................
          3,081,200   Capstar Broadcasting sub. deb.
                      12s, 2009 (PIK)                                                                          3,574,192
 ........................................................................................................................
          1,050,000   Capstar Broadcasting sr. sub. notes
                      9 1/4s, 2007                                                                             1,047,375
 ........................................................................................................................
            790,000   Central European Media Enterprises,
                      Ltd. sr. notes 9 3/8s, 2004 (Bermuda)                                                      284,400
 ........................................................................................................................
            471,820   Citadel Broadcasting, Inc. sr. sub. notes
                      10 1/4s, 2007                                                                              478,897
 ........................................................................................................................
            280,000   Citadel Broadcasting, Inc. company
                      guaranty 9 1/4s, 2008                                                                      273,000
 ........................................................................................................................
          6,127,000   Diva Systems Corp. sr. disc. notes,
                      stepped-coupon Ser. B, zero %
                      (12 5/8s, 3/1/03), 2008 (STP)                                                            3,247,310
 ........................................................................................................................
          4,670,000   Echostar DBS Corp. sr. notes 9 3/8s, 2009                                                4,506,550
 ........................................................................................................................
             90,000   Fox Family Worldwide, Inc. sr. disc. notes
                      stepped-coupon zero % (10 1/4s,
                      11/1/02), 2007 (STP)                                                                        56,700
 ........................................................................................................................
          1,725,000   Fox Family Worldwide, Inc. sr. notes
                      9 1/4s, 2007                                                                             1,543,875
 ........................................................................................................................
            870,000   Golden Sky DBS, Inc. sr. disc. notes
                      stepped-coupon Ser. B, zero %
                      (13 1/2s, 3/1/04), 2007 (STP)                                                              585,075
 ........................................................................................................................
          1,590,000   Golden Sky Systems company guaranty
                      Ser. B, 12 3/8s, 2006                                                                    1,733,100
 ........................................................................................................................
          1,040,000   Granite Broadcasting Corp. sr. sub.
                      notes 8 7/8s, 2008                                                                         878,800
 ........................................................................................................................
          1,990,000   Knology Holdings, Inc. sr. disc. notes
                      stepped-coupon zero % (11 7/8s,
                      10/15/02), 2007 (STP)                                                                    1,054,700
 ........................................................................................................................
          1,540,000   Onepoint Communications, Inc. company
                      guaranty Ser. B, 14 1/2s, 2008                                                             770,000
 ........................................................................................................................
            610,000   Pegasus Communications Corp. sr. notes
                      Ser. B, 9 3/4s, 2006                                                                       588,650
 ........................................................................................................................
            440,000   Pegasus Media & Communications notes
                      Ser. B, 12 1/2s, 2005                                                                      457,600
 ........................................................................................................................
          4,932,000   PHI Holdings, Inc. sr. sub. notes
                      zero %, 2001                                                                             4,413,154
 ........................................................................................................................
          1,815,000   Radio One, Inc. company guaranty
                      Ser. B, 12s, 2004                                                                        1,937,513
 ........................................................................................................................
          1,010,000   RCN Corp. sr. notes 10 1/8s, 2010                                                          848,400
 ........................................................................................................................
          1,130,000   Spanish Broadcasting System, Inc.
                      sr. sub notes 9 5/8s, 2009                                                               1,115,875
 ........................................................................................................................
          1,385,000   TV Azteca Holdings S.A. de C.V.
                      sr. notes 11s, 2002 (Mexico)                                                             1,339,988
 ........................................................................................................................
          1,150,000   TV Azteca Holdings S.A. de C.V.
                      sr. notes 10 1/2s, 2007 (Mexico)                                                         1,012,000
 ........................................................................................................................
          1,055,000   TV Azteca Holdings S.A. de C.V.
                      sr. notes Ser. A, 10 1/8s, 2004 (Mexico)                                                   973,238
 ........................................................................................................................
          1,200,000   Ziff Davis bank term loan FRN
                      10.26s, 2007                                                                             1,200,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              44,105,494
------------------------------------------------------------------------------------------------------------------------
Building Materials (0.8%)
 ........................................................................................................................
            214,000   American Standard, Inc. company
                      guaranty 7 5/8s, 2010                                                                      195,810
 ........................................................................................................................
          2,882,000   American Standard, Inc. company
                      guaranty 7 3/8s, 2005                                                                    2,669,453
 ........................................................................................................................
            740,000   American Standard, Inc. company
                      guaranty 7 1/8s, 2003                                                                      699,300
 ........................................................................................................................
            740,000   Atrium Companies, Inc. company
                      guaranty Ser. B, 10 1/2s, 2009                                                             629,000
 ........................................................................................................................
          2,120,000   Building Materials Corp. company
                      guaranty 8s, 2008                                                                        1,664,200
 ........................................................................................................................
          1,410,000   NCI Building Systems, Inc. sr. sub. notes
                      Ser. B, 9 1/4s, 2009                                                                     1,311,300
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,169,063
------------------------------------------------------------------------------------------------------------------------
Cable Television (4.1%)
 ........................................................................................................................
          1,955,000   Adelphia Communications Corp.
                      sr. notes Ser. B, 9 7/8s, 2007                                                           1,876,800
 ........................................................................................................................
            260,000   Adelphia Communications Corp.
                      sr. notes 7 7/8s, 2009                                                                     219,700
 ........................................................................................................................
          1,450,000   Adelphia Communications Corp.
                      sr. notes 7 3/4s, 2009                                                                   1,225,250
 ........................................................................................................................
          1,000,000   Century Communications bank term loan
                      FRN 9.29s, 2009                                                                          1,000,000
 ........................................................................................................................
          6,450,000   Charter Communications Holdings LLC
                      sr. notes 8 5/8s, 2009                                                                   5,700,188
 ........................................................................................................................
          1,200,000   Charter Communications Holdings bank
                      term loan FRN 8.54s, 2008                                                                1,194,000
 ........................................................................................................................
          1,220,000   Classic Cable, Inc. company guaranty
                      10 1/2s, 2010                                                                            1,125,450
 ........................................................................................................................
            330,000   Classic Cable, Inc. company guaranty
                      Ser. B, 9 3/8s, 2009                                                                       287,925
 ........................................................................................................................
          6,834,000   Comcast UK Cable, Ltd. deb. stepped-
                      coupon zero % (11.2s, 11/15/00),
                      2007 (Bermuda) (STP)                                                                     6,475,215
 ........................................................................................................................
            670,000   CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2023                                              688,425
 ........................................................................................................................
          2,510,000   CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2013                                            2,575,888
 ........................................................................................................................
          2,860,000   Diamond Cable Communication Co.
                      sr. disc. notes stepped-coupon
                      zero % (10 3/4s, 2/15/02), 2007
                      (United Kingdom) (STP)                                                                   2,202,200
 ........................................................................................................................
            620,000   NTL, Inc. sr. notes, stepped-coupon
                      Ser. B, zero % (9 3/4s, 4/1/03), 2008
                      (United Kingdom) (STP)                                                                     387,500
 ........................................................................................................................
            330,000   Rogers Cablesystems, Ltd. notes 11s,
                      2015 (Canada)                                                                              356,400
 ........................................................................................................................
            140,000   Rogers Cablesystems, Ltd. company
                      guaranty 10s, 2007 (Canada)                                                                143,150
 ........................................................................................................................
          1,930,000   Supercanal Holdings S.A. 144A sr. notes
                      11 1/2s, 2005 (In default) (Argentina)                                                     810,600
 ........................................................................................................................
          2,190,000   TeleWest Communications PLC 144A
                      sr. disc. notes stepped-coupon
                      zero % (11 3/8s, 2/1/05), 2010
                      (United Kingdom) (STP)                                                                   1,204,500
 ........................................................................................................................
            840,000   Telewest Communications PLC, structured
                      note (issued by DLJ International Capital),
                      10 7/8s, 2005 (United Kingdom)                                                             867,216
 ........................................................................................................................
          2,780,000   TeleWest Communications PLC 144A
                      9 7/8s, 2010 (United Kingdom)                                                            2,654,900
 ........................................................................................................................
          1,000,000   TeleWest Communications PLC sr. disc.
                      notes zero % (9 1/4s, 4/15/04), 2009
                      (United Kingdom) (STP)                                                                     540,000
 ........................................................................................................................
          3,681,000   United Pan-Europe N.V. sr. disc. notes
                      stepped-coupon zero % (13 3/4s,
                      2/01/05), 2010 (Netherlands) (STP)                                                       1,730,070
 ........................................................................................................................
          6,230,000   United Pan-Europe N.V. 144A sr. disc.
                      notes stepped-coupon zero % (12 1/2s,
                      8/01/04), 2009 (Netherlands) (STP)                                                       3,115,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              36,380,377
------------------------------------------------------------------------------------------------------------------------
Chemicals (3.7%)
 ........................................................................................................................
            170,000   Borden Chemical, Inc. notes 9 1/2s, 2005                                                   153,850
 ........................................................................................................................
          1,510,000   Geo Specialty Chemicals, Inc. sr. sub.
                      notes 10 1/8s, 2008                                                                      1,283,500
 ........................................................................................................................
            610,000   Georgia Gulf Corp. company guaranty
                      10 3/8s, 2007                                                                              626,775
 ........................................................................................................................
            940,000   Huntsman Corp. 144A sr. sub. notes
                      9 1/2s, 2007                                                                               855,400
 ........................................................................................................................
          1,450,000   Huntsman Corp. 144A sr. sub. notes
                      9.188s, 2007                                                                             1,319,500
 ........................................................................................................................
          4,950,000   Huntsman ICI Chemicals, Inc. company
                      guaranty 10 1/8s, 2009                                                                   4,974,750
 ........................................................................................................................
            580,000   ISP Holdings, Inc. sr. notes Ser. B,
                      9 3/4s, 2002                                                                               562,117
 ........................................................................................................................
            480,000   ISP Holdings, Inc. sr. notes Ser. B, 9s, 2003                                              446,400
 ........................................................................................................................
          4,180,000   Lyondell Petrochemical Co. sr. sub. notes
                      10 7/8s, 2009                                                                            4,148,650
 ........................................................................................................................
          4,350,000   Lyondell Petrochemical Co. sec. notes
                      Ser. B, 9 7/8s, 2007                                                                     4,306,500
 ........................................................................................................................
          4,750,000   PCI Chemicals & Pharmaceuticals
                      company guaranty 9 1/4s, 2007 (India)                                                    3,135,000
 ........................................................................................................................
            660,000   Pioneer Americas Acquisition 144A
                      sr. notes 9 1/4s, 2007                                                                     415,800
 ........................................................................................................................
            972,500   Pioneer Americas Acquisition bank
                      term loan FRN 8.19s, 2006                                                                  651,575
 ........................................................................................................................
          1,190,000   Polymer Group, Inc. company guaranty
                      Ser. B, 8 3/4s, 2008                                                                       999,600
 ........................................................................................................................
          2,935,988   Polytama International notes 11 1/4s,
                      2007 (Indonesia)                                                                           146,799
 ........................................................................................................................
          2,750,000   Royster-Clark, Inc. 1st mtge.
                      10 1/4s, 2009                                                                            2,255,000
 ........................................................................................................................
          1,900,000   Sterling Chemicals, Inc. sr. disc. notes
                      stepped-coupon zero % (13 1/2s,
                      8/15/01), 2008 (STP)                                                                       817,000
 ........................................................................................................................
          1,490,000   Sterling Chemicals, Inc. company
                      guaranty Ser. B, 12 3/8s, 2006                                                           1,534,700
 ........................................................................................................................
          1,190,000   Sterling Chemicals, Inc. sr. sub. notes
                      11 3/4s, 2006                                                                              963,900
 ........................................................................................................................
          1,240,000   Sterling Chemicals, Inc. sr. sub. notes
                      Ser. A, 11 1/4s, 2007                                                                      979,600
 ........................................................................................................................
            210,000   Texas Petrochemical Corp. sr. sub. notes
                      11 1/8s, 2006                                                                              175,350
 ........................................................................................................................
            420,000   Texas Petrochemical Corp. sr. sub. notes
                      Ser. B, 11 1/8s, 2006                                                                      352,800
 ........................................................................................................................
          2,490,000   Trikem S.A. 144A bonds 10 5/8s,
                      2007 (Brazil)                                                                            1,842,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                              32,947,166
------------------------------------------------------------------------------------------------------------------------
Coal (--%)
 ........................................................................................................................
          2,350,000   Lodestar Holdings, Inc. company
                      guaranty 11 1/2s, 2005                                                                     423,000
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (0.6%)
 ........................................................................................................................
          2,670,000   Coinmach Corp. sr. notes Ser. D,
                      11 3/4s, 2005                                                                            2,563,200
 ........................................................................................................................
            320,000   GS Superhighway Holdings sr. notes
                      10 1/4s, 2007 (China)                                                                      213,737
 ........................................................................................................................
          3,505,000   GS Superhighway Holdings sr. notes
                      9 7/8s, 2004 (China)                                                                     2,453,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,230,437
------------------------------------------------------------------------------------------------------------------------
Conglomerates (0.1%)
 ........................................................................................................................
          1,880,000   Insilco Holding Co. sr. disc. notes
                      stepped-coupon zero % (14s, 8/15/03),
                      2008 (STP)                                                                                 902,400
------------------------------------------------------------------------------------------------------------------------
Construction (1.0%)
 ........................................................................................................................
          4,340,000   Better Minerals & Aggregates Co.
                      company guaranty 13s, 2009                                                               4,231,500
 ........................................................................................................................
          1,830,000   Morrison Knudsen Corp. 144A sr. notes
                      11s, 2010                                                                                1,825,425
 ........................................................................................................................
            870,000   Republic Group, Inc. sr. sub. notes
                      9 1/2s, 2008                                                                               722,100
 ........................................................................................................................
          2,426,765   Terex Corp. bank term loan FRN
                      9.03s, 2005                                                                              2,414,631
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,193,656
------------------------------------------------------------------------------------------------------------------------
Consumer (0.7%)
 ........................................................................................................................
          2,230,000   Home Interiors & Gifts, Inc. company
                      guaranty 10 1/8s, 2008                                                                   1,404,900
 ........................................................................................................................
          5,570,000   Samsonite Corp. sr. sub. notes
                      10 3/4s, 2008                                                                            4,637,025
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,041,925
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (0.3%)
 ........................................................................................................................
          1,590,000   Contifinancial Corp. sr. notes 8 3/8s,
                      2003 (In default) (NON)                                                                    210,675
 ........................................................................................................................
          1,810,000   Contifinancial Corp. sr. notes 8 1/8s,
                      2008 (In default) (NON)                                                                    239,825
 ........................................................................................................................
          2,180,000   Contifinancial Corp. sr. notes 7 1/2s,
                      2002 (In default) (NON)                                                                    239,800
 ........................................................................................................................
            420,000   Finova Capital Corp. sr. notes 7 5/8s, 2009                                                357,000
 ........................................................................................................................
            490,000   Finova Capital Corp. sr. notes 6 3/4s, 2009                                                411,600
 ........................................................................................................................
            210,000   Finova Capital Corp. notes 6 1/8s, 2004                                                    180,600
 ........................................................................................................................
          1,270,000   Outsourcing Solutions, Inc. sr. sub. notes
                      Ser. B, 11s, 2006                                                                        1,104,900
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,744,400
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (1.0%)
 ........................................................................................................................
          1,470,000   French Fragrances, Inc. company
                      guaranty Ser. D, 10 3/8s, 2007                                                           1,418,550
 ........................................................................................................................
          2,400,000   Leiner Health Products sr. sub. notes
                      9 5/8s, 2007                                                                             1,728,000
 ........................................................................................................................
          3,155,000   NBTY, Inc. 144A sr. sub. notes 8 5/8s, 2007                                              2,744,850
 ........................................................................................................................
          1,370,000   Revlon Consumer Products sr. notes
                      9s, 2006                                                                                   972,700
 ........................................................................................................................
          1,880,000   Revlon Consumer Products sr. sub.
                      notes 8 5/8s, 2008                                                                         940,000
 ........................................................................................................................
          1,000,000   Revlon Consumer Products sr. notes
                      8 1/8s, 2006                                                                               700,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,504,100
------------------------------------------------------------------------------------------------------------------------
Consumer Staples (0.1%)
 ........................................................................................................................
          1,260,000   Doskcil Manufacturing Co 144A sr. sub.
                      notes 10 1/8s, 2007                                                                        441,000
------------------------------------------------------------------------------------------------------------------------
Containers (0.8%)
 ........................................................................................................................
          3,565,000   AEP Industries, Inc. sr. sub. notes
                      9 7/8s, 2007                                                                             3,137,200
 ........................................................................................................................
          1,000,000   Owens-Illinois, Inc. sr. notes 8.1s, 2007                                                  929,440
 ........................................................................................................................
            520,000   Owens-Illinois, Inc. deb. 7.8s, 2018                                                       439,317
 ........................................................................................................................
          2,050,000   Owens-Illinois, Inc. sr. notes 7.35s, 2008                                               1,807,301
 ........................................................................................................................
            590,000   Radnor Holdings, Inc. sr. notes 10s, 2003                                                  514,775
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,828,033
------------------------------------------------------------------------------------------------------------------------
Distribution (0.2%)
 ........................................................................................................................
          1,600,000   RAB Enterprises, Inc. company
                      guaranty 10 1/2s, 2005                                                                   1,064,000
 ........................................................................................................................
          1,940,000   RAB Holdings, Inc. sr. notes 13s, 2008                                                     970,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,034,000
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (1.2%)
 ........................................................................................................................
          1,950,000   AES China Generating Co. sr. notes
                      10 1/8s, 2006 (China)                                                                    1,287,000
 ........................................................................................................................
          1,800,000   CMS Energy Corp. pass through
                      certificates 7s, 2005                                                                    1,657,206
 ........................................................................................................................
          2,660,000   CMS Energy Corp. sr. notes Ser. B,
                      6 3/4s, 2004                                                                             2,440,550
 ........................................................................................................................
            214,000   North Atlantic Energy Corp. 1st mtge.
                      Ser. A, 9.05s, 2002                                                                        215,566
 ........................................................................................................................
          1,056,474   Northeast Utilities System notes Ser. A,
                      8.58s, 2006                                                                              1,062,179
 ........................................................................................................................
            406,933   Northeast Utilities System notes Ser. B,
                      8.38s, 2005                                                                                405,924
 ........................................................................................................................
          5,700,000   Panda Global Energy Co. company
                      guaranty 12 1/2s, 2004 (China)                                                           2,565,000
 ........................................................................................................................
          1,197,000   TNP Enterprises bank term loan FRN
                      9.37s, 2005                                                                              1,198,496
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,831,921
------------------------------------------------------------------------------------------------------------------------
Energy (0.8%)
 ........................................................................................................................
            930,000   Leviathan Gas Corp. company guaranty
                      Ser. B, 10 3/8s, 2009                                                                      948,600
 ........................................................................................................................
          1,500,000   Parker Drilling Corp. company
                      guaranty Ser. D, 9 3/4s, 2006                                                            1,451,250
 ........................................................................................................................
          3,990,000   RBF Finance Co. company guaranty
                      11 3/8s, 2009                                                                            4,309,200
 ........................................................................................................................
            645,000   RBF Finance Co. company guaranty
                      11s, 2006                                                                                  690,150
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,399,200
------------------------------------------------------------------------------------------------------------------------
Entertainment (1.3%)
 ........................................................................................................................
          1,620,000   AMC Entertainment, Inc. sr. sub. notes
                      9 1/2s, 2011                                                                               761,400
 ........................................................................................................................
            470,000   AMC Entertainment, Inc. sr. sub. notes
                      9 1/2s, 2009                                                                               225,600
 ........................................................................................................................
          1,695,000   Cinemark USA, Inc. sr. sub. notes
                      8 1/2s, 2008 (Mexico)                                                                      932,250
 ........................................................................................................................
          1,410,000   Premier Parks, Inc. sr. notes 9 3/4s, 2007                                               1,357,125
 ........................................................................................................................
          1,000,000   Premier Parks Inc. bank term loan FRN
                      9.37s, 2005                                                                              1,007,500
 ........................................................................................................................
          1,690,000   SFX Entertainment, Inc. company
                      guaranty 9 1/8s, 2008                                                                    1,706,900
 ........................................................................................................................
          2,780,000   SFX Entertainment, Inc. 144A company
                      guaranty Ser. B, 9 1/8s, 2008                                                            2,800,850
 ........................................................................................................................
            900,000   Silver Cinemas, Inc. sr. sub. notes 10 1/2s,
                      2005 (In default) (NON)                                                                     90,000
 ........................................................................................................................
          2,450,000   Six Flags Corp. sr. notes 8 7/8s, 2006                                                   2,333,625
 ........................................................................................................................
            250,000   United Artists Theatre 144A sr. sub. notes
                      10.415s, 2007 (In default) (NON)                                                             5,000
 ........................................................................................................................
          5,817,000   United Artists Theatre sr. sub. notes
                      9 3/4s, 2008 (In default) (NON)                                                            116,340
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,336,590
------------------------------------------------------------------------------------------------------------------------
Financial (2.1%)
 ........................................................................................................................
          3,580,000   Aames Financial Corp. sr. notes
                      9 1/8s, 2003                                                                             1,646,800
 ........................................................................................................................
          1,775,000   Advanta Corp. company guaranty
                      Ser. B, 8.99s, 2026                                                                      1,100,500
 ........................................................................................................................
          1,250,000   Advanta Corp. med. term notes Ser. B,
                      7s, 2001                                                                                 1,167,463
 ........................................................................................................................
          1,090,000   Advanta Corp. med. term notes Ser. D,
                      6.92s, 2002                                                                                954,764
 ........................................................................................................................
          2,232,000   AMRESCO, Inc. sr. sub. notes
                      Ser. 98-A, 9 7/8s, 2005                                                                  1,205,280
 ........................................................................................................................
            780,000   Conseco Finance Trust III, Inc. bonds
                      8.796s, 2027                                                                               335,400
 ........................................................................................................................
          1,385,000   Conseco Financial Corp. sr. sub. notes
                      10 1/4s, 2002                                                                            1,011,050
 ........................................................................................................................
          3,020,000   Delta Financial Corp. sr. notes 9 1/2s, 2004                                             1,359,000
 ........................................................................................................................
          2,230,000   Imperial Credit Capital Trust I 144A
                      company guaranty 10 1/4s, 2002                                                           1,895,500
 ........................................................................................................................
          1,570,000   Imperial Credit Industries, Inc. sr. notes
                      9 7/8s, 2007                                                                             1,122,550
 ........................................................................................................................
            890,000   Nationwide Credit, Inc. sr. notes Ser. A,
                      10 1/4s, 2008                                                                              623,000
 ........................................................................................................................
            780,000   Ocwen Capital Trust I company
                      guaranty 10 7/8s, 2027                                                                     393,900
 ........................................................................................................................
          1,240,000   Ocwen Federal Bank FSB sub. deb.
                      12s, 2005                                                                                1,153,200
 ........................................................................................................................
          1,040,000   Ocwen Financial Corp. notes
                      11 7/8s, 2003                                                                              956,800
 ........................................................................................................................
          1,055,000   Reliance Group Holdings, Inc. sr. notes
                      9s, 2000                                                                                   822,900
 ........................................................................................................................
          3,590,000   Resource America, Inc. 144A sr. notes
                      12s, 2004                                                                                3,159,200
------------------------------------------------------------------------------------------------------------------------
                                                                                                              18,907,307
------------------------------------------------------------------------------------------------------------------------
Food (0.7%)
 ........................................................................................................................
          1,780,000   Aurora Foods, Inc. sr. sub. notes
                      Ser. B, 9 7/8s, 2007                                                                     1,050,200
 ........................................................................................................................
            955,000   Aurora Foods, Inc. 144A ser. sub. notes
                      Ser. D, 9 7/8s, 2007                                                                       563,450
 ........................................................................................................................
          2,130,000   Doane Pet Care Corp. sr. sub. notes
                      9 3/4s, 2007                                                                             1,863,750
 ........................................................................................................................
          1,625,000   Eagle Family Foods company guaranty
                      Ser. B, 8 3/4s, 2008                                                                       975,000
 ........................................................................................................................
            741,877   Imperial Holly bank term loan Ser. A,
                      FRN 9.28s, 2003                                                                            482,220
 ........................................................................................................................
          2,245,000   Vlasic Foods Intl., Inc. sr. sub notes
                      Ser. B, 10 1/4s, 2009                                                                      898,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,832,620
------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (3.8%)
 ........................................................................................................................
          1,029,005   Ameristar Casinos, Inc. company
                      guaranty Ser. B, 8s, 2004                                                                  926,105
 ........................................................................................................................
          2,650,000   Autotote Corp. company guaranty
                      Ser. B, 10 7/8s, 2004                                                                    2,782,500
 ........................................................................................................................
          2,360,000   Boyd Gaming Corp. sr. sub. notes
                      9 1/2s, 2007                                                                             2,265,600
 ........................................................................................................................
          3,700,000   Fitzgeralds Gaming Corp. company
                      guaranty Ser. B, 12 1/4s, 2004 (In default) (NON)                                        2,072,000
 ........................................................................................................................
          4,170,000   Hollywood Casino Corp. company
                      guaranty 11 1/4s, 2007                                                                   4,263,825
 ........................................................................................................................
          1,380,000   Hollywood Park, Inc. company guaranty
                      Ser. B, 9 1/4s, 2007                                                                     1,373,100
 ........................................................................................................................
          2,500,000   Isle of Capri Black Hawk LLC 144A
                      1st mortgage Ser. B, 13s, 2004                                                           2,725,000
 ........................................................................................................................
            322,000   Isle of Capri Black Hawk bank term loan
                      FRN 10.23s, 2006                                                                           323,208
 ........................................................................................................................
            368,000   Isle of Capri Black Hawk bank term loan
                      FRN 9.59s, 2006                                                                            369,380
 ........................................................................................................................
            850,000   Isle of Capri Black Hawk LLC company
                      guaranty 8 3/4s, 2009                                                                      784,125
 ........................................................................................................................
          1,720,000   Mohegan Tribal Gaming, Auth. sr. sub.
                      notes 8 3/4s, 2009                                                                       1,642,600
 ........................................................................................................................
            530,000   Mohegan Tribal Gaming, Auth. sr. notes
                      8 1/8s, 2006                                                                               503,500
 ........................................................................................................................
            400,000   Park Place Entertainment sr. sub. notes
                      7 7/8s, 2005                                                                               376,000
 ........................................................................................................................
          2,180,000   Peninsula Gaming LLC company
                      guaranty Ser. B, 12 1/4s, 2006                                                           2,141,850
 ........................................................................................................................
          1,170,000   Riviera Black Hawk, Inc. 1st mtge.
                      13s, 2005                                                                                1,216,800
 ........................................................................................................................
          4,400,000   Trump A.C. 1st mtge. 11 1/4s, 2006                                                       3,080,000
 ........................................................................................................................
          4,280,000   Trump Castle Funding 144A sub. notes
                      10 1/4s, 2003                                                                            4,322,800
 ........................................................................................................................
          1,815,000   Trump Holdings & Funding Corp.
                      sr. notes 15 1/2s, 2005                                                                  1,043,625
 ........................................................................................................................
          1,810,000   Venetian Casino, Inc. company guaranty
                      12 1/4s, 2004                                                                            1,828,100
------------------------------------------------------------------------------------------------------------------------
                                                                                                              34,040,118
------------------------------------------------------------------------------------------------------------------------
Health Care (2.5%)
 ........................................................................................................................
          2,885,000   ALARIS Medical Systems, Inc. company
                      guaranty 9 3/4s, 2006                                                                    1,904,100
 ........................................................................................................................
            670,000   Bio-Rad Labs Corp. 144A sr. sub. notes
                      11 5/8s, 2007                                                                              690,100
 ........................................................................................................................
            670,000   Columbia/HCA Healthcare Corp. deb.
                      8.36s, 2024                                                                                592,950
 ........................................................................................................................
            170,000   Columbia/HCA Healthcare Corp. notes
                      7 1/4s, 2008                                                                               149,600
 ........................................................................................................................
          2,110,000   Columbia/HCA Healthcare Corp. notes
                      7s, 2007                                                                                 1,851,525
 ........................................................................................................................
          2,250,600   Columbia/HCA Healthcare Corp. notes
                      6.91s, 2005                                                                              2,042,420
 ........................................................................................................................
            370,000   Columbia/HCA Healthcare Corp.
                      med. term notes 6.63s, 2045                                                                352,318
 ........................................................................................................................
            560,000   Conmed Corp. company guaranty
                      9s, 2008                                                                                   512,400
 ........................................................................................................................
          1,230,000   Dade International, Inc. sr. sub. notes
                      Ser. B, 11 1/8s, 2006                                                                      676,500
 ........................................................................................................................
          1,705,000   Kinetic Concepts, Inc. company
                      guaranty Ser. B, 9 5/8s, 2007                                                            1,261,700
 ........................................................................................................................
          1,630,000   Lifepoint Hospital Holdings company
                      guaranty Ser. B, 10 3/4s, 2009                                                           1,674,825
 ........................................................................................................................
            865,465   Magellan Health bank term loan FRN
                      10.38s, 2005                                                                               701,027
 ........................................................................................................................
          2,370,000   Magellan Health sr. sub. notes 9s, 2008                                                  1,208,700
 ........................................................................................................................
          1,850,000   Mediq, Inc. deb. stepped-coupon
                      zero % (13s, 6/1/03), 2009 (STP)                                                            92,500
 ........................................................................................................................
          1,830,000   Mediq, Inc. company guaranty 11s, 2008                                                     183,000
 ........................................................................................................................
          2,440,000   Paracelsus Healthcare sr. sub. notes
                      10s, 2006 (In default) (NON)                                                               585,600
 ........................................................................................................................
          1,250,000   Tenet Healthcare Corp. sr. notes
                      8 5/8s, 2003                                                                             1,231,250
 ........................................................................................................................
          2,681,000   Tenet Healthcare Corp. sr. notes
                      Ser. B, 8 1/8s, 2008                                                                     2,446,413
 ........................................................................................................................
          2,220,000   Triad Hospitals Holdings company
                      guaranty Ser. B, 11s, 2009                                                               2,275,500
 ........................................................................................................................
          1,995,000   Vanguard Health bank term loan FRN
                      10.38s, 2001                                                                             1,995,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              22,427,428
------------------------------------------------------------------------------------------------------------------------
Homebuilding (0.6%)
 ........................................................................................................................
          1,060,000   D.R. Horton, Inc. company guaranty
                      8s, 2009                                                                                   911,600
 ........................................................................................................................
            640,000   Del Webb Corp. sr. sub. deb.
                      10 1/4s, 2010                                                                              550,400
 ........................................................................................................................
            600,000   Del Webb Corp. sr. sub. deb. 9 3/8s, 2009                                                  489,000
 ........................................................................................................................
          2,000,000   Lennar Corp. sr. notes 7 5/8s, 2009                                                      1,750,000
 ........................................................................................................................
            230,000   M.D.C. Holdings, Inc. sr. notes 8 3/8s, 2008                                               201,250
 ........................................................................................................................
          1,520,000   Toll Corp. company guaranty 8 1/8s, 2009                                                 1,368,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,270,250
------------------------------------------------------------------------------------------------------------------------
Household Furniture & Appliances (0.5%)
 ........................................................................................................................
          2,990,000   Albecca, Inc. company guaranty
                      10 3/4s, 2008                                                                            2,451,800
 ........................................................................................................................
          3,400,000   Sealy Mattress Co. company guaranty
                      stepped-coupon Ser. B, zero %
                      (10 7/8s, 12/15/02), 2007 (STP)                                                          2,422,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,874,300
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (1.3%)
 ........................................................................................................................
          1,650,000   Epic Resorts LLC company guaranty
                      Ser. B, 13s, 2005                                                                          825,000
 ........................................................................................................................
          4,860,000   HMH Properties, Inc. company guaranty
                      Ser. B, 7 7/8s, 2008                                                                     4,361,850
 ........................................................................................................................
            620,000   Host Marriott L.P. sr. notes Ser. E,
                      8 3/8s, 2006                                                                               582,800
 ........................................................................................................................
          2,590,000   ITT Corp. notes 6 3/4s, 2005                                                             2,334,082
 ........................................................................................................................
          2,000,000   Starwood Hotels & Resorts bank term
                      loan FRN 9.36s, 2003                                                                     2,007,500
 ........................................................................................................................
            400,000   Starwood Hotels & Resorts notes
                      6 3/4s, 2003                                                                               375,364
 ........................................................................................................................
          1,492,500   Strategic Hotel bank term loan FRN
                      10.38s, 2004                                                                             1,507,425
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,994,021
------------------------------------------------------------------------------------------------------------------------
Manufacturing (2.2%)
 ........................................................................................................................
          2,610,000   Applied Power, Inc. sr. sub. notes
                      8 3/4s, 2009                                                                             2,720,925
 ........................................................................................................................
          3,065,000   Axia, Inc. company guaranty 10 3/4s, 2008                                                2,390,700
 ........................................................................................................................
          3,110,000   Blount, Inc. company guaranty 13s, 2009                                                  3,172,200
 ........................................................................................................................
          1,443,872   Blount, Inc. bank term loan FRN
                      10.17s, 2006                                                                             1,449,287
 ........................................................................................................................
            670,000   Celestica International, Ltd. 144A
                      sr. sub. notes 10 1/2s, 2006 (Canada)                                                      703,500
 ........................................................................................................................
          1,270,000   Continental Global Group sr. notes
                      Ser. B, 11s, 2007                                                                          330,200
 ........................................................................................................................
          2,190,000   Flextronics International Ltd. 144A
                      sr. sub. notes 9 7/8s, 2010                                                              2,195,475
 ........................................................................................................................
          1,540,000   Flextronics International, Ltd. sr. sub.
                      notes Ser. B, 8 3/4s, 2007                                                               1,478,400
 ........................................................................................................................
            435,000   HCC Industries, Inc. company guaranty
                      10 3/4s, 2007                                                                              182,700
 ........................................................................................................................
          2,585,000   Motors and Gears, Inc. sr. notes Ser. D,
                      10 3/4s, 2006                                                                            2,507,450
 ........................................................................................................................
          2,720,000   Roller Bearing Co. company guaranty
                      Ser. B, 9 5/8s, 2007                                                                     2,488,800
------------------------------------------------------------------------------------------------------------------------
                                                                                                              19,619,637
------------------------------------------------------------------------------------------------------------------------
Medical Services (0.2%)
 ........................................................................................................................
          2,250,000   Extendicare Health Services, Inc.
                      company guaranty 9.35s, 2007                                                               945,000
 ........................................................................................................................
          1,980,000   Integrated Health Services, Inc. sr. sub.
                      notes Ser. A, 9 1/2s, 2007 (In default) (NON)                                               39,600
 ........................................................................................................................
          1,190,000   Integrated Health Services, Inc. sr. sub.
                      notes Ser. A, 9 1/4s, 2008 (In default) (NON)                                               23,800
 ........................................................................................................................
          6,090,000   Mariner Post-Acute Network, Inc. sr. sub.
                      notes stepped-coupon Ser. B, zero %
                      (10 1/2s, 11/1/02), 2007 (In default) (NON) (STP)                                           38,063
 ........................................................................................................................
          5,470,000   Multicare Cos., Inc. sr. sub. notes 9s, 2007                                               273,500
 ........................................................................................................................
          4,335,000   Sun Healthcare Group, Inc. sr. sub. notes
                      Ser. B, 9 1/2s, 2007 (In default) (NON)                                                    108,375
 ........................................................................................................................
          2,200,000   Sun Healthcare Group, Inc. 144A sr. sub.
                      notes 9 3/8s, 2008 (In default) (NON)                                                       55,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,483,338
------------------------------------------------------------------------------------------------------------------------
Medical Technology (0.1%)
 ........................................................................................................................
            710,000   Hanger Orthopedic Group, Inc. sr. sub.
                      notes 11 1/4s, 2009                                                                        617,700
------------------------------------------------------------------------------------------------------------------------
Metals (1.7%)
 ........................................................................................................................
          1,000,000   AK Steel Corp. company guaranty
                      7 7/8s, 2009                                                                               887,500
 ........................................................................................................................
          2,588,140   Anker Coal Group, Inc. company
                      guaranty Ser. B, 14 1/4s, 2007 (PIK)                                                     1,164,663
 ........................................................................................................................
          1,000,000   Armco, Inc. sr. notes 9s, 2007                                                             960,000
 ........................................................................................................................
            900,000   Armco, Inc. sr. notes 8 7/8s, 2008                                                         832,500
 ........................................................................................................................
          1,665,000   Kaiser Aluminum & Chemical Corp.
                      sr. sub. notes 12 3/4s, 2003                                                             1,527,638
 ........................................................................................................................
          2,910,000   LTV Corp. company guaranty
                      11 3/4s, 2009                                                                            2,444,400
 ........................................................................................................................
          2,890,000   National Steel Corp. 1st mtge. Ser. D,
                      9 7/8s, 2009                                                                             2,456,500
 ........................................................................................................................
            630,000   Oregon Steel Mills 1st mortgage
                      11s, 2003                                                                                  409,500
 ........................................................................................................................
          2,400,000   WCI Steel, Inc. sr. notes Ser. B, 10s, 2004                                              2,274,000
 ........................................................................................................................
          1,500,000   Wheeling-Pittsburgh Steel Corp. sr. notes
                      9 1/4s, 2007                                                                             1,155,000
 ........................................................................................................................
          1,320,000   WHX Corp. sr. notes 10 1/2s, 2005                                                        1,095,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                              15,207,301
------------------------------------------------------------------------------------------------------------------------
Office Equipment & Supplies (--%)
 ........................................................................................................................
          1,329,000   U.S. Office Products Co. company
                      guaranty 9 3/4s, 2008                                                                      265,800
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (2.3%)
 ........................................................................................................................
          1,240,000   Belco Oil & Gas Corp. company
                      guaranty Ser. B, 10 1/2s, 2006                                                           1,249,300
 ........................................................................................................................
          1,740,000   Belco Oil & Gas Corp. sr. sub. notes
                      Ser. B, 8 7/8s, 2007                                                                     1,609,500
 ........................................................................................................................
            890,000   Giant Industries Corp. company
                      guaranty 9s, 2007                                                                          801,000
 ........................................................................................................................
          1,630,000   HS Resources, Inc. sr. sub. notes Ser. B,
                      9 1/4s, 2006                                                                             1,581,100
 ........................................................................................................................
            700,000   Nuevo Energy Co. sr. sub. notes Ser. B,
                      9 1/2s, 2008                                                                               682,500
 ........................................................................................................................
            985,000   Ocean Energy, Inc. company guaranty
                      Ser. B, 8 7/8s, 2007                                                                       980,075
 ........................................................................................................................
          2,807,000   Ocean Energy, Inc. company guaranty
                      Ser. B, 8 3/8s, 2008                                                                     2,722,790
 ........................................................................................................................
            760,000   Pinnacle Holdings, Inc. sr. disc. notes
                      stepped-coupon zero % (10s,
                      3/15/03), 2008 (STP)                                                                       528,200
 ........................................................................................................................
            960,000   Pioneer Natural Resources Co. company
                      guaranty 9 5/8s, 2010                                                                      988,800
 ........................................................................................................................
          1,000,000   Port Arthur Finance Corp. company
                      guaranty 12 1/2s, 2009                                                                     990,000
 ........................................................................................................................
          1,980,000   R & B Falcon Corp. sr. notes 12 1/4s, 2006                                               2,178,000
 ........................................................................................................................
          1,270,000   RAM Energy, Inc. sr. notes 11 1/2s, 2008                                                   622,300
 ........................................................................................................................
          1,240,000   Seven Seas Petroleum sr. notes Ser. B,
                      12 1/2s, 2005                                                                              310,000
 ........................................................................................................................
            850,000   Snyder Oil Corp. sr. sub. notes 8 3/4s, 2007                                               841,500
 ........................................................................................................................
          2,280,000   Stone Energy Corp. company guaranty
                      8 3/4s, 2007                                                                             2,154,600
 ........................................................................................................................
          2,480,000   Vintage Petroleum sr. sub. notes
                      9 3/4s, 2009                                                                             2,504,800
------------------------------------------------------------------------------------------------------------------------
                                                                                                              20,744,465
------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products (3.9%)
 ........................................................................................................................
          3,335,000   APP Finance II Mauritius, Ltd. bonds
                      stepped-coupon 12s, (16s, 2/15/04),
                      2049 (Indonesia) (STP)                                                                   1,734,200
 ........................................................................................................................
          1,895,211   Alabama River News bank term loan
                      FRN 8.25s, 2002                                                                          1,610,929
 ........................................................................................................................
            190,000   Boise Cascade Co. med. term notes
                      Ser. A, 7.43s, 2005                                                                        181,336
 ........................................................................................................................
          1,920,000   Doman Industries, Ltd. company
                      guaranty 12s, 2004 (Canada)                                                              1,948,800
 ........................................................................................................................
            935,000   Doman Industries, Ltd. 144A notes
                      8 3/4s, 2004 (Canada)                                                                      738,650
 ........................................................................................................................
          1,135,000   Gaylord Container Corp. sr. sub. notes
                      9 7/8s, 2008                                                                               737,750
 ........................................................................................................................
            435,000   Gaylord Container Corp. sr. notes Ser. B,
                      9 3/8s, 2007                                                                               339,300
 ........................................................................................................................
          3,395,000   Indah Kiat Financial Mauritius, Ltd.
                      company guaranty 10s, 2007 (Indonesia)                                                   2,037,000
 ........................................................................................................................
            383,335   Jefferson Smurfit bank term loan FRN
                      9.19s, 2006                                                                                383,335
 ........................................................................................................................
            900,000   Kappa Beheer BV company guaranty
                      10 5/8s, 2009 (Netherlands)                                                                918,000
 ........................................................................................................................
          2,460,000   Pacifica Papers, Inc. sr. notes 10s,
                      2009 (Canada)                                                                            2,447,700
 ........................................................................................................................
          1,880,000   Packaging Corp. company guaranty
                      9 5/8s, 2009                                                                             1,872,950
 ........................................................................................................................
                967   Packaging Corp. bank term loan FRN
                      9.5s, 2008                                                                                     961
 ........................................................................................................................
          4,815,000   Pindo Deli Finance Mauritius, Ltd. company
                      guaranty 10 3/4s, 2007 (Indonesia)                                                       2,889,000
 ........................................................................................................................
          4,125,000   Repap New Brunswick sr. notes 10 5/8s,
                      2005 (Canada)                                                                            3,630,000
 ........................................................................................................................
          2,025,000   Riverwood International Corp. company
                      guaranty 10 7/8s, 2008                                                                   1,761,750
 ........................................................................................................................
          3,320,000   Riverwood International Corp. company
                      guaranty 10 1/4s, 2006                                                                   3,154,000
 ........................................................................................................................
          1,150,000   Stone Container Corp. sr. notes
                      12.58s, 2016                                                                             1,196,000
 ........................................................................................................................
            465,000   Stone Container Corp. 1st. Mtge.
                      10 3/4s, 2002                                                                              469,650
 ........................................................................................................................
          2,540,000   Tekni-Plex, Inc. 144A sr. sub. notes
                      12 3/4s, 2010                                                                            2,533,650
 ........................................................................................................................
          3,930,000   Tembec Industries, Inc. company
                      guaranty 8 5/8s, 2009 (Canada)                                                           3,733,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                              34,318,461
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (0.6%)
 ........................................................................................................................
          2,360,000   ICN Pharmaceuticals, Inc. 144A sr. notes
                      9 1/4s, 2005                                                                             2,324,600
 ........................................................................................................................
          2,000,000   ICN Pharmaceuticals, Inc. 144A sr. notes
                      8 3/4s, 2008                                                                             1,970,000
 ........................................................................................................................
          1,150,000   MedPartners, Inc. sr. sub. notes
                      6 7/8s, 2000                                                                             1,127,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,421,600
------------------------------------------------------------------------------------------------------------------------
Power Producers (2.4%)
 ........................................................................................................................
          1,350,000   Calpine Corp. sr. notes 10 1/2s, 2006                                                    1,397,250
 ........................................................................................................................
          1,520,000   Calpine Corp. sr. notes 9 1/4s, 2004                                                     1,508,600
 ........................................................................................................................
            250,000   Calpine Corp. sr. notes 7 7/8s, 2008                                                       239,357
 ........................................................................................................................
          2,480,000   Midland Funding II Corp. deb. Ser. B,
                      13 1/4s, 2006                                                                            2,916,530
 ........................................................................................................................
         10,805,000   Midland Funding II Corp. deb. Ser. A,
                      11 3/4s, 2005                                                                           12,095,333
 ........................................................................................................................
          3,259,000   York Power Funding 144A notes 12s,
                      2007 (Cayman Islands)                                                                    3,259,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              21,416,070
------------------------------------------------------------------------------------------------------------------------
Publishing (0.5%)
 ........................................................................................................................
          3,575,000   Affinity Group Holdings sr. notes 11s, 2007                                              3,003,000
 ........................................................................................................................
          1,190,702   Big Flower Holdings bank term loan
                      FRN 9.13s, 2010                                                                          1,187,725
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,190,725
------------------------------------------------------------------------------------------------------------------------
Railroads (0.3%)
 ........................................................................................................................
          2,565,000   TFM S.A. de C.V. company guaranty
                      stepped-coupon zero % (11 3/4s,
                      6/15/02), 2009 (Mexico) (STP)                                                            1,763,438
 ........................................................................................................................
          1,250,000   TFM S.A. de C.V. company guaranty
                      10 1/4s, 2007 (Mexico)                                                                   1,087,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,850,938
------------------------------------------------------------------------------------------------------------------------
Restaurants (0.3%)
 ........................................................................................................................
          1,690,000   FRD Acquisition Co. sr. notes Ser. B,
                      12 1/2s, 2004                                                                              794,300
 ........................................................................................................................
            980,000   Sbarro, Inc. company guaranty 11s, 2009                                                    999,600
 ........................................................................................................................
            920,000   Tricon Global Restaurants, Inc. sr. notes
                      7.65s, 2008                                                                                821,440
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,615,340
------------------------------------------------------------------------------------------------------------------------
Retail (1.3%)
 ........................................................................................................................
          2,210,000   Amazon.com, Inc. sr. disc. notes stepped-
                      coupon zero % (10s,05/01/03), 2008 (STP)                                                 1,292,850
 ........................................................................................................................
             70,000   Iron Age Corp. sr. disc. notes stepped-
                      coupon zero % (12 1/8s, 5/1/03), 2009 (STP)                                                 10,500
 ........................................................................................................................
            953,000   Iron Age Corp. company guaranty
                      9 7/8s, 2008                                                                               667,100
 ........................................................................................................................
          4,000,000   K mart Corp. pass-thru certificates
                      Ser. 95K4, 9.35s, 2020                                                                   3,610,800
 ........................................................................................................................
          1,665,000   Mahindra & Mahindra, Ltd. notes 12s,
                      2008 (Mexico)                                                                            1,515,150
 ........................................................................................................................
          1,935,000   Mothers Work, Inc. sr. notes 12 5/8s, 2005                                               1,789,875
 ........................................................................................................................
          2,300,000   Saks, Inc. company guaranty 8 1/4s, 2008                                                 2,042,929
 ........................................................................................................................
            290,000   Southland Corp. sr. sub. deb. 5s, 2003                                                     257,462
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,186,666
------------------------------------------------------------------------------------------------------------------------
Semiconductor (0.5%)
 ........................................................................................................................
            810,000   Amkor Technologies, Inc. structured
                      note (issued by STEERS, Credit linked
                      Trust 2000), 12.58s, 2005                                                                  814,050
 ........................................................................................................................
            750,000   Amkor Technologies, Inc. sr. notes
                      9 1/4s, 2006                                                                               735,000
 ........................................................................................................................
             90,000   Chippac Intl., Ltd. company guaranty
                      Ser. B, 12 3/4s, 2009                                                                       97,650
 ........................................................................................................................
          3,000,000   Micron Technology, Inc. notes 6 1/2s, 2005                                               2,520,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,166,700
------------------------------------------------------------------------------------------------------------------------
Shipping (0.2%)
 ........................................................................................................................
          1,910,000   Kitty Hawk, Inc. company guaranty 9.95s,
                      2004 (In default) (NON)                                                                    802,200
 ........................................................................................................................
            915,000   Transportacion Maritima Mexicana S.A.
                      de C.V. notes 9 1/4s, 2003 (Mexico)                                                        750,300
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,552,500
------------------------------------------------------------------------------------------------------------------------
Software (--%)
 ........................................................................................................................
          1,330,000   Telehub Communications Corp. company
                      guaranty stepped-coupon zero %
                      (13 7/8s, 7/31/02), 2005 (STP)                                                              66,500
------------------------------------------------------------------------------------------------------------------------
Specialty Printing (0.5%)
 ........................................................................................................................
          2,775,000   Perry-Judd company guaranty
                      10 5/8s, 2007                                                                            2,331,000
 ........................................................................................................................
            560,733   Von Hoffman Press, Inc. 144A sr. sub.
                      notes 13 1/2s, 2009                                                                        504,660
 ........................................................................................................................
          1,505,000   Von Hoffman Press, Inc. 144A sr. sub.
                      notes 10 3/8s, 2007                                                                      1,414,700
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,250,360
------------------------------------------------------------------------------------------------------------------------
Technology (0.9%)
 ........................................................................................................................
          2,630,000   Fairchild Semiconductor Corp. sr. sub.
                      notes 10 1/8s, 2007                                                                      2,649,725
 ........................................................................................................................
          1,260,000   Telecommunications Techniques, Inc.
                      company guaranty 9 3/4s, 2008                                                            1,159,200
 ........................................................................................................................
            830,000   Viasystems, Inc. sr. sub notes 9 3/4s, 2007                                                717,950
 ........................................................................................................................
          2,690,000   Viasystems, Inc. sr. notes Ser. B, 9 3/4s, 2007                                          2,286,500
 ........................................................................................................................
          1,830,000   Zilog, Inc. company guaranty Ser. B,
                      9 1/2s, 2005                                                                             1,582,950
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,396,325
------------------------------------------------------------------------------------------------------------------------
Technology Services (1.3%)
 ........................................................................................................................
            660,000   Concentric Network Corp. sr. notes
                      12 3/4s, 2007                                                                              694,650
 ........................................................................................................................
          1,730,000   Covad Communications Group, Inc.
                      sr. disc. notes stepped-coupon Ser. B,
                      zero % (13 1/2s, 03/15/03), 2008 (STP)                                                     934,200
 ........................................................................................................................
          1,320,000   Covad Communications Group, Inc.
                      sr. notes 12 1/2s, 2009                                                                  1,122,000
 ........................................................................................................................
          2,048,000   Covad Communications Group, Inc.
                      sr. notes Ser. B, 12s, 2010                                                              1,597,440
 ........................................................................................................................
          1,590,000   Cybernet Internet Services Intl., Inc.
                      144A sr. notes 14s, 2009                                                                   699,600
 ........................................................................................................................
          2,760,000   Exodus Communications, Inc. 144A
                      notes 11 5/8s, 2010                                                                      2,766,900
 ........................................................................................................................
          1,200,000   Exodus Communications, Inc. sr. notes
                      10 3/4s, 2009                                                                            1,158,000
 ........................................................................................................................
          1,270,000   Globix Corp. sr. notes 12 1/2s, 2010                                                     1,054,100
 ........................................................................................................................
            645,000   PSINet, Inc. sr. notes 11s, 2009                                                           599,850
 ........................................................................................................................
          1,000,000   Rhythms Netconnections, Inc. 144A
                      sr. notes 14s, 2010                                                                        705,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,331,740
------------------------------------------------------------------------------------------------------------------------
Telecommunications (13.6%)
 ........................................................................................................................
          3,830,000   360Networks, Inc. 144A sr. notes 13s,
                      2008 (Canada)                                                                            3,868,300
 ........................................................................................................................
          3,050,000   Alaska Communications Systems Corp.
                      company guaranty 9 3/8s, 2009                                                            2,821,250
 ........................................................................................................................
          1,586,667   American Cellular bank term loan FRN
                      9.31s, 2008                                                                              1,582,700
 ........................................................................................................................
          1,813,333   American Cellular bank term loan FRN
                      9.26s, 2008                                                                              1,808,800
 ........................................................................................................................
             10,000   American Mobile Satellite Corp.
                      company guaranty 12 1/4s, 2008                                                               7,800
 ........................................................................................................................
            240,000   Arch Communications Group notes
                      13 3/4s, 2008                                                                              195,000
 ........................................................................................................................
          4,240,000   Barak I.T.C. sr. disc. notes stepped-coupon
                      Ser. B, zero % (12 1/2s, 11/15/02),
                      2007 (Israel) (STP)                                                                      2,120,000
 ........................................................................................................................
          1,690,000   Bestel S.A. de C.V. sr. disc. notes
                      stepped-coupon zero % (12 3/4s,
                      5/15/03), 2005 (Mexico) (STP)                                                            1,199,900
 ........................................................................................................................
            450,000   Call-Net Enterprises, Inc. sr. notes 9 3/8s,
                      2009 (Canada)                                                                              274,500
 ........................................................................................................................
          1,240,000   Call-Net Enterprises, Inc. sr. disc. notes
                      stepped-coupon zero % (8.94s,
                      8/15/03), 2008 (Canada) (STP)                                                              502,200
 ........................................................................................................................
          1,300,000   Call-Net Enterprises, Inc. sr. notes 8s,
                      2008 (Canada)                                                                              780,000
 ........................................................................................................................
          2,510,000   Carrier1 Intl. SA sr. notes Ser. B, 13 1/4s,
                      2009 (Luxembourg)                                                                        2,472,350
 ........................................................................................................................
          4,330,000   Celcaribe S.A. sr. notes stepped-coupon
                      zero % (13 1/2s, 3/15/04),
                      2004 (Colombia) (STP)                                                                    3,464,000
 ........................................................................................................................
          9,207,000   CellNet Data Systems, Inc. sr. disc.
                      notes stepped-coupon zero %
                      (14s, 10/1/02), 2007 (STP)                                                                 713,543
 ........................................................................................................................
            160,000   Clearnet Communications, Inc. sr. disc.
                      notes stepped-coupon zero %
                      (14 3/4s, 12/15/00), 2005 (STP)                                                            163,800
 ........................................................................................................................
          1,540,000   Crown Castle International Corp.
                      sr. notes 10 3/4s, 2011                                                                  1,563,100
 ........................................................................................................................
          1,000,000   Crown Castle International Corp. bank
                      term loan FRN 9.46s, 2008                                                                1,000,000
 ........................................................................................................................
          2,400,000   Dobson Communications, Inc. 144A
                      sr. notes 10 7/8s, 2010                                                                  2,406,000
 ........................................................................................................................
            350,000   Dobson/Sygnet Communications, Inc.
                      sr. notes 12 1/4s, 2008                                                                    371,875
 ........................................................................................................................
          1,330,000   Econophone, Inc. company guaranty
                      13 1/2s, 2007                                                                            1,183,700
 ........................................................................................................................
          2,425,000   Flag Ltd. 144A sr. notes 8 1/4s,
                      2008 (Bermuda)                                                                           2,134,000
 ........................................................................................................................
          1,460,000   Global Crossing Holdings, Ltd. company
                      guaranty 9 5/8s, 2008 (Bermuda)                                                          1,423,500
 ........................................................................................................................
            890,000   Global Crossing Holdings, Ltd. company
                      guaranty 9 1/2s, 2009 (Bermuda)                                                            858,850
 ........................................................................................................................
          4,150,000   Global Crossing Holdings, Ltd. company
                      guaranty 9 1/8s, 2006 (Bermuda)                                                          3,984,000
 ........................................................................................................................
          1,610,000   Grupo Iusacell sr. notes 14 1/4s,
                      2006 (Mexico)                                                                            1,686,475
 ........................................................................................................................
          7,180,000   ICG Services, Inc. sr. disc. notes stepped-
                      coupon zero % (10s, 02/15/03), 2008 (STP)                                                3,805,400
 ........................................................................................................................
          2,350,000   Innova S De R.L. sr. notes 12 7/8s,
                      2007 (Mexico)                                                                            2,185,500
 ........................................................................................................................
          2,550,000   Intira Corp. bonds stepped-coupon
                      zero % (13s, 2/1/05), 2010 (STP)                                                         1,459,875
 ........................................................................................................................
          5,590,000   IPC Information Systems, Inc. sr. disc.
                      notes zero % (10 7/8s, 11/1/01), 2008 (STP)                                              4,947,150
 ........................................................................................................................
          5,810,000   Level 3 Communication, Inc. 144A
                      sr. notes 11s, 2008                                                                      5,751,900
 ........................................................................................................................
          4,500,000   Logix Communications Enterprises
                      sr. notes 12 1/4s, 2008                                                                  1,575,000
 ........................................................................................................................
            710,000   Loral Space & Communication, Ltd.
                      sr. notes 9 1/2s, 2006                                                                     530,725
 ........................................................................................................................
          6,920,000   McCaw International, Ltd. sr. disc. notes
                      stepped coupon zero % (13s,
                      4/15/02), 2007 (STP)                                                                     5,086,200
 ........................................................................................................................
            450,000   Metrocall, Inc. sr. sub. notes 11s, 2008                                                   312,750
 ........................................................................................................................
            105,000   Metrocall, Inc. sr. sub. notes 9 3/4s, 2007                                                 72,975
 ........................................................................................................................
            430,000   Metromedia Fiber Network, Inc. sr. notes
                      10s, 2009                                                                                  425,700
 ........................................................................................................................
          3,880,000   Metromedia Fiber Network, Inc. sr. notes
                      Ser. B, 10s, 2008                                                                        3,831,500
 ........................................................................................................................
          8,420,000   Millicom International Cellular S.A.
                      sr. disc. notes stepped-coupon zero %
                      (13 1/2s, 6/1/01), 2006 (Luxembourg) (STP)                                               7,241,200
 ........................................................................................................................
          1,290,000   Nextel Communications, Inc. sr. disc.
                      notes stepped-coupon zero % (12 1/8s,
                      4/15/03), 2008 (STP)                                                                       844,950
 ........................................................................................................................
          3,980,000   Nextel Communications, Inc. sr. notes
                      12s, 2008                                                                                4,298,400
 ........................................................................................................................
          4,810,000   Nextel Communications, Inc. sr. notes
                      9 3/8s, 2009                                                                             4,617,600
 ........................................................................................................................
          3,720,000   Nextel Partners, Inc. 144A sr. notes
                      11s, 2010                                                                                3,701,400
 ........................................................................................................................
          1,850,000   NorthEast Optic Network, Inc. sr. notes
                      12 3/4s, 2008                                                                            1,720,500
 ........................................................................................................................
          3,930,000   NorthPoint Communications Group, Inc.
                      sr. notes 12 7/8s, 2010                                                                  2,751,000
 ........................................................................................................................
          1,990,000   Orbital Imaging Corp. sr. notes Ser. B,
                      11 5/8s, 2005                                                                              915,400
 ........................................................................................................................
          1,200,000   Pagemart Wireless, Inc. sr. disc. notes
                      stepped-coupon zero % (11 1/4s,
                      2/1/03), 2008 (STP)                                                                        480,000
 ........................................................................................................................
          1,300,000   Paging Network Do Brasil sr. notes
                      13 1/2s, 2005 (Brazil)                                                                      65,000
 ........................................................................................................................
            240,000   Paging Network, Inc. sr. sub. notes
                      10 1/8s, 2007                                                                              100,800
 ........................................................................................................................
          1,310,000   Paging Network, Inc. sr. sub. notes
                      10s, 2008                                                                                  537,100
 ........................................................................................................................
          3,275,000   Pathnet, Inc. sr. notes 12 1/4s, 2008                                                    1,866,750
 ........................................................................................................................
          1,730,000   Price Communications Wireless, Inc.
                      144A sr. notes 9 1/8s, 2006                                                              1,730,000
 ........................................................................................................................
          1,870,000   Rogers Cantel, Inc. sr. sub. notes 8.8s,
                      2007 (Canada)                                                                            1,860,650
 ........................................................................................................................
          1,510,000   RSL Communications PLC 144A company
                      guaranty 12 7/8s, 2010                                                                   1,117,400
 ........................................................................................................................
          1,175,000   RSL Communications PLC company
                      guaranty 12 1/4s, 2006                                                                     963,500
 ........................................................................................................................
          1,480,000   RSL Communications PLC 144A company
                      guaranty 10 1/2s, 2008                                                                   1,006,400
 ........................................................................................................................
          1,440,000   RSL Communications PLC company
                      guaranty 9 1/8s, 2008                                                                      921,600
 ........................................................................................................................
          1,000,000   Rural Cellular bank term loan FRN
                      9.63s, 2008                                                                                997,500
 ........................................................................................................................
          1,040,000   Satelites Mexicanos S.A. de C.V. 144A
                      sr. notes 10 1/8s, 2004 (Mexico)                                                           696,800
 ........................................................................................................................
            820,000   Spectrasite Holdings, Inc. sr. disc.
                      notes stepped-coupon Ser. B, zero %
                      (12.875s, 3/1/05), 2010 (STP)                                                              446,900
 ........................................................................................................................
            660,000   Spectrasite Holdings, Inc. sr. disc. notes
                      stepped-coupon zero % (11 1/4s,
                      4/15/04), 2009 (STP)                                                                       382,800
 ........................................................................................................................
          1,790,000   Startec Global Communications Corp.
                      sr. notes 12s, 2008                                                                      1,432,000
 ........................................................................................................................
          1,550,000   Verio, Inc. sr. notes 10 5/8s, 2009                                                      1,728,250
 ........................................................................................................................
          6,910,000   Viatel, Inc. sr. disc. notes stepped-coupon
                      zero % (12 1/2s, 4/15/03), 2008 (STP)                                                    3,247,700
 ........................................................................................................................
          2,298,000   Viatel, Inc. sr. notes 11 1/2s, 2009                                                     1,838,400
 ........................................................................................................................
          3,000,000   Western Wireless bank term loan FRN
                      9.13s, 2008                                                                              3,000,000
 ........................................................................................................................
            150,000   Williams Communications Group, Inc.
                      sr. notes 10 7/8s, 2009                                                                    147,000
 ........................................................................................................................
          2,130,000   World Access, Inc. sr. notes Ser. B,
                      13 1/4s, 2008                                                                            1,863,750
------------------------------------------------------------------------------------------------------------------------
                                                                                                             121,091,068
------------------------------------------------------------------------------------------------------------------------
Telephone (5.8%)
 ........................................................................................................................
          2,000,000   Airgate PCS, Inc. sr. sub. notes
                      stepped-coupon zero % (13 1/2s,
                      10/1/04), 2009 (STP)                                                                     1,180,000
 ........................................................................................................................
          4,300,000   Alamosa PCS Holdings, Inc. company
                      guaranty stepped-coupon zero %
                      (12 7/8s, 2/15/05), 2010 (STP)                                                           2,236,000
 ........................................................................................................................
          1,890,000   Birch Telecommunications, Inc. sr. notes
                      14s, 2008                                                                                1,833,300
 ........................................................................................................................
          4,470,000   BTI Telecom Corp. sr. notes 10 1/2s, 2007                                                3,408,375
 ........................................................................................................................
          5,260,000   Firstworld Communication Corp. sr. disc.
                      notes stepped-coupon zero % (13s,
                      4/15/03), 2008 (STP)                                                                     2,472,200
 ........................................................................................................................
          4,060,000   Focal Communications Corp. sr. disc.
                      notes, stepped-coupon Ser. B, zero %
                      (12 1/8s, 02/15/03), 2008 (STP)                                                          2,740,500
 ........................................................................................................................
          1,470,000   Focal Communications Corp. 144A
                      sr. notes 11 7/8s, 2010                                                                  1,462,650
 ........................................................................................................................
            665,000   Hyperion Telecommunications Corp.,
                      Inc. sr. notes Ser. B, 12 1/4s, 2004                                                       674,975
 ........................................................................................................................
          1,160,000   Intermedia Communications, Inc.
                      sr. disc. notes stepped-coupon Ser. B,
                      zero % (121/4s, 3/1/04), 2009 (STP)                                                        710,500
 ........................................................................................................................
          9,094,000   KMC Telecommunications Holdings, Inc.
                      sr. disc. notes stepped-coupon zero %
                      (12 1/2s, 2/15/03), 2008 (STP)                                                           4,456,060
 ........................................................................................................................
          2,940,000   Madison River Capital 144A sr. notes
                      13 1/4s, 2010                                                                            2,675,400
 ........................................................................................................................
          3,700,000   MGC Communications, Inc. 144A
                      sr. notes 13s, 2010                                                                      3,441,000
 ........................................................................................................................
          2,540,000   Microcell Telecommunications sr. disc.
                      notes stepped-coupon Ser. B, zero %
                      (14s, 12/1/01), 2006 (Canada) (STP)                                                      2,336,800
 ........................................................................................................................
            950,000   Netia Holdings B.V. 144A company
                      guaranty stepped-coupon zero %
                      (11 1/4s, 11/1/01), 2007 (Poland) (STP)                                                    638,875
 ........................................................................................................................
            910,000   Netia Holdings B.V. 144A company
                      guaranty 10 1/4s, 2007 (Poland)                                                            750,750
 ........................................................................................................................
          2,560,000   NEXTLINK Communications, Inc.
                      sr. notes 10 1/2s, 2009                                                                  2,508,800
 ........................................................................................................................
          1,470,000   Tele1 Europe B.V. 144A notes 13s,
                      2009 (Netherlands)                                                                       1,477,350
 ........................................................................................................................
            720,000   Telecorp PCS, Inc. company guaranty
                      stepped-coupon zero % (11 5/8s,
                      4/15/04), 2009 (STP)                                                                       471,600
 ........................................................................................................................
          1,000,000   Time Warner Telecom, Inc. sr. notes
                      9 3/4s, 2008                                                                               970,000
 ........................................................................................................................
          2,205,000   Transtel S.A. pass through certificates
                      12 1/2s, 2007                                                                              727,650
 ........................................................................................................................
          4,170,000   US Unwired, Inc. company guaranty,
                      stepped-coupon Ser. B, zero %
                      (13 3/8s, 11/1/04), 2009 (STP)                                                           2,251,800
 ........................................................................................................................
            650,000   Versatel Telecom N.V. 144A notes 15.065s,
                      2005 (Netherlands)                                                                         648,050
 ........................................................................................................................
          1,290,000   Versatel Telecom N.V. sr. notes 13 1/4s,
                      2008 (Netherlands)                                                                       1,315,800
 ........................................................................................................................
            660,000   Versatel Telecom N.V. sr. notes 13 1/4s,
                      2008 (Netherlands)                                                                         673,200
 ........................................................................................................................
          3,260,000   VoiceStream Wire, Inc. sr. notes
                      10 3/8s, 2009                                                                            3,357,800
 ........................................................................................................................
          7,228,000   WinStar Communications, Inc. 144A
                      sr. disc. notes zero % (14 3/4s,
                      4/15/05), 2010 (STP)                                                                     3,324,880
 ........................................................................................................................
          3,320,000   WinStar Communications, Inc. 144A
                      sr. notes 12 3/4s, 2010                                                                  3,120,800
------------------------------------------------------------------------------------------------------------------------
                                                                                                              51,865,115
------------------------------------------------------------------------------------------------------------------------
Textiles (1.1%)
 ........................................................................................................................
            940,000   Galey & Lord, Inc. company guaranty
                      9 1/8s, 2008                                                                               425,350
 ........................................................................................................................
          1,035,000   GFSI, Inc. sr. disc. notes stepped-coupon
                      Ser. B, zero % (11 3/8s, 9/15/04), 2009 (STP)                                              165,600
 ........................................................................................................................
          3,017,000   Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                                            3,001,915
 ........................................................................................................................
            303,000   Kasper A.S.L., Ltd. sr. notes 12 3/4s, 2004                                                151,500
 ........................................................................................................................
          1,570,000   Levi Strauss & Co. 144A notes 6.8s, 2003                                                 1,279,550
 ........................................................................................................................
            520,000   Westpoint Stevens, Inc. sr. notes
                      7 7/8s, 2008                                                                               413,400
 ........................................................................................................................
          1,980,000   Westpoint Stevens, Inc. sr. notes
                      7 7/8s, 2005                                                                             1,653,300
 ........................................................................................................................
          1,040,000   William Carter Holdings Co. sr. sub.
                      notes Ser. A, 12s, 2008                                                                    972,400
 ........................................................................................................................
          1,750,000   William Carter Holdings Co. sr. sub.
                      notes Ser. A, 10 3/8s, 2006                                                              1,662,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,725,515
------------------------------------------------------------------------------------------------------------------------
Tobacco (0.1%)
 ........................................................................................................................
            600,000   North Atlantic Trading Co. company
                      guaranty Ser. B, 11s, 2004                                                                 534,000
------------------------------------------------------------------------------------------------------------------------
Transportation Services (0.3%)
 ........................................................................................................................
          2,992,500   Transportation Tech bank term loan
                      FRN 9.89s, 2007                                                                          2,970,056
------------------------------------------------------------------------------------------------------------------------
Trucks & Parts (0.1%)
 ........................................................................................................................
          1,260,000   Transportation Manufacturing
                      Operations, Inc. company guaranty
                      11 1/4s, 2009                                                                            1,083,600
------------------------------------------------------------------------------------------------------------------------
Utilities (0.2%)
 ........................................................................................................................
          4,055,000   Cathay International, Ltd. 144A sr. notes
                      13s, 2008 (China)                                                                        2,027,500
------------------------------------------------------------------------------------------------------------------------
Waste Management (1.3%)
 ........................................................................................................................
          6,890,000   Allied Waste Industries, Inc. company
                      guaranty Ser. B, 10s, 2009                                                               5,822,043
 ........................................................................................................................
            420,000   Allied Waste Industries, Inc. company
                      guaranty Ser. B, 7 7/8s, 2009                                                              361,200
 ........................................................................................................................
          1,815,000   Allied Waste Industries, Inc. bank term
                      loan FRN 8.94s, 2006                                                                     1,698,314
 ........................................................................................................................
          2,215,000   Allied Waste Industries, Inc. bank term
                      loan FRN 9.13s, 2007                                                                     2,072,642
 ........................................................................................................................
             70,000   Browning-Ferris Industries, Inc. deb.
                      7.4s, 2035                                                                                  48,300
 ........................................................................................................................
          2,140,000   Waste Management, Inc. company
                      guaranty 6 7/8s, 2009                                                                    1,874,940
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,877,439
------------------------------------------------------------------------------------------------------------------------
Water Utilities (0.1%)
 ........................................................................................................................
          1,200,000   Azurix Corp. 144A notes 10 3/8s, 2007                                                    1,158,000
------------------------------------------------------------------------------------------------------------------------
                      Total Corporate Bonds and Notes
                      (cost $851,490,646)                                                                   $729,621,761
------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (6.1%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
 ........................................................................................................................
Banking (0.7%)
 ........................................................................................................................
             56,820   Chevy Chase Pfd. Capital Corp.
                      Ser. A, $5.19 pfd.                                                                      $2,670,540
 ........................................................................................................................
              7,800   Chevy Chase Savings Bank $3.25 pfd.                                                        196,950
 ........................................................................................................................
              1,010   First Republic 144A 10.50% pfd.                                                            878,700
 ........................................................................................................................
            111,000   Golden State Bancorp Ser. A, $2.28 pfd.                                                  2,580,750
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,326,940
------------------------------------------------------------------------------------------------------------------------
Broadcasting (1.5%)
 ........................................................................................................................
              1,122   Benedek Communications Corp.
                      11.50% pfd. (PIK)                                                                          802,230
 ........................................................................................................................
             64,595   Brand Scaffold $3.63 cum. pfd.                                                           1,776,363
 ........................................................................................................................
             17,053   Citadel Broadcasting, Inc. 144A Ser. B,
                      $13.25 cum. pfd. (PIK)                                                                   1,841,724
 ........................................................................................................................
             91,670   Diva Systems Corp. Ser. C, $6.00 pfd.                                                      550,020
 ........................................................................................................................
              3,330   Granite Broadcasting 144A
                      12.75% cum. pfd. (PIK)                                                                   2,830,500
 ........................................................................................................................
                542   Paxson Communications Corp.
                      13.25% cum. pfd. (PIK)                                                                   5,203,200
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,004,037
------------------------------------------------------------------------------------------------------------------------
Cable Television (0.7%)
 ........................................................................................................................
             57,214   CSC Holdings, Inc. Ser. M,
                      $11.13 cum. pfd. (PIK)                                                                   6,036,077
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (0.1%)
 ........................................................................................................................
             24,391   Public Service Co. of New Hampshire
                      Ser. A, $2.65 cum. pfd.                                                                    609,775
------------------------------------------------------------------------------------------------------------------------
Food (--%)
 ........................................................................................................................
              4,710   Doane Pet Care Enterprise $7.12 pfd.                                                       211,950
------------------------------------------------------------------------------------------------------------------------
Insurance (0.4%)
 ........................................................................................................................
            122,819   CGA Group, Ltd. 144A Ser. A,
                      13.75% pfd. (PIK)                                                                        3,316,113
------------------------------------------------------------------------------------------------------------------------
Medical Services (0.3%)
 ........................................................................................................................
              2,305   Fresenius Medical Capital Trust I Ser. D,
                      9.00% company guaranty, pfd. (Germany)                                                   2,224,325
 ........................................................................................................................
                740   Fresenius Medical Capital Trust II 7.875%
                      company guaranty, pfd. (Germany)                                                           662,300
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,886,625
------------------------------------------------------------------------------------------------------------------------
Oil and Gas (0.3%)
 ........................................................................................................................
              2,080   R & B Falcon Corp. 13.875% cum. pfd. (PIK)                                               2,360,800
------------------------------------------------------------------------------------------------------------------------
Restaurants (--%)
 ........................................................................................................................
             36,313   AmeriKing, Inc. $3.25 cum. pfd. (PIK)                                                      290,504
------------------------------------------------------------------------------------------------------------------------
Telephone (0.8%)
 ........................................................................................................................
              5,211   Intermedia Communications Ser. B,
                      13.50% pfd. (PIK)                                                                        5,002,560
 ........................................................................................................................
             21,442   NEXTLINK Communications, Inc.
                      $7.00 pfd. (PIK)                                                                         1,114,984
 ........................................................................................................................
              1,470   NEXTLINK Communications, Inc. Ser. B,
                      13.50% pfd. (PIK)                                                                        1,447,950
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,565,494
------------------------------------------------------------------------------------------------------------------------
Telecommunications (1.3%)
 ........................................................................................................................
              5,207   Dobson Communications 13.00% pfd. (PIK)                                                  5,363,210
 ........................................................................................................................
              6,367   ICG Holdings, Inc. 14.00% cum. pfd. (PIK)                                                4,647,910
 ........................................................................................................................
                  8   Nextel Communications, Inc. Ser. E,
                      11.13% pfd. (PIK)                                                                            7,640
 ........................................................................................................................
              1,938   Rural Cellular Corp. 12.25% pfd. (PIK)                                                   1,821,720
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,840,480
------------------------------------------------------------------------------------------------------------------------
                      Total Preferred Stocks
                      (cost $56,477,843)                                                                     $54,448,795
------------------------------------------------------------------------------------------------------------------------
UNITS (2.3%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Units                                                                                                    Value
 ........................................................................................................................
              2,865   App China Group, Ltd. units 14s, 2010
                      (Singapore)                                                                             $1,804,950
 ........................................................................................................................
              1,210   Colo.com units 13 7/8s, 2010                                                             1,300,750
 ........................................................................................................................
              1,680   Dayton Superior Corp. units 13s, 2009                                                    1,659,000
 ........................................................................................................................
              3,260   Equinix, Inc. units 13s, 2007                                                            3,520,800
 ........................................................................................................................
              1,510   Huntsman Packaging Corp. units 13s, 2010                                                 1,510,000
 ........................................................................................................................
              3,520   Investcorp units 12 3/4s, 2010                                                           3,493,600
 ........................................................................................................................
              1,510   IPCS, Inc. units stepped-coupon
                      zero % (14s 7/15/05), 2010 (STP)                                                           785,200
 ........................................................................................................................
              2,590   Maxcom Telecomunicacione units
                      13 3/4s, 2007 (Mexico)                                                                   2,331,000
 ........................................................................................................................
              3,450   Ubiquitel Operating Co. units stepped-
                      coupon zero % (14s 4/15/05), 2010 (STP)                                                  1,966,500
 ........................................................................................................................
              2,695   XCL, Ltd. units 13 1/2s, 2004                                                              485,100
 ........................................................................................................................
              1,720   XM Satellite Radio, Inc. units 14s, 2010                                                 1,513,600
------------------------------------------------------------------------------------------------------------------------
                      Total Units
                      (cost $23,020,391)                                                                     $20,370,500
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES (1.2%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
 ........................................................................................................................
         $1,225,000   Amazon.com, Inc. cv. sub. deb.
                      4 3/4s, 2009                                                                              $770,219
 ........................................................................................................................
          5,150,000   Cybernet Internet Services Intl., Inc.
                      144A cv. sr. disc. notes stepped-coupon
                      zero %, (13s, 8/15/04), 2009 (STP)                                                       2,472,000
 ........................................................................................................................
          4,080,000   Exide Corp. 144A cv. sr. sub. notes
                      2.9s, 2005                                                                               1,978,800
 ........................................................................................................................
            590,000   Parker Drilling Corp. cv. sub. notes
                      5 1/2s, 2004                                                                               483,063
 ........................................................................................................................
          4,070,000   Total Renal Care Holdings, Inc. 144A
                      cv. notes 7s, 2009                                                                       2,742,163
 ........................................................................................................................
          2,700,000   Waste Management, Inc. cv. sub. notes
                      4s, 2002                                                                                 2,514,374
------------------------------------------------------------------------------------------------------------------------
                      Total Convertible Bonds and Notes
                      (cost $12,032,923)                                                                     $10,960,619
------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (1.2%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
 ........................................................................................................................
           $415,000   Amresco Commercial Mortgage Funding I
                      Ser. 98-C1, Class G, 7s, 2029                                                             $333,556
 ........................................................................................................................
         13,498,827   Commercial Mortgage Asset Trust
                      Ser. 99-C1, Class X, Interest Only (IO),
                      0.99s, 2020                                                                                838,404
 ........................................................................................................................
          1,690,000   Criimi Mae Commercial Mortgage Trust
                      Ser. 98-C1, Class C, 7s, 2012                                                            1,209,142
 ........................................................................................................................
            860,000   CS First Boston Mortgage Securities
                      Corp. Ser. 99-C1, Class E, 8.18s, 2009                                                     838,769
 ........................................................................................................................
                      Fannie Mae
 ........................................................................................................................
                638     Ser. 92-184, Class J, IO, 11.46s, 2022                                                    24,949
 ........................................................................................................................
            117,000     Ser. 00-4, Class SX, 8.65s, 2023                                                         109,962
 ........................................................................................................................
             67,838     Ser. 241, Class 2, IO, 8 1/2s, 2023                                                       19,101
 ........................................................................................................................
          1,511,669     Ser. 181, Class 2, IO, 8 1/2s, 2022                                                      425,629
 ........................................................................................................................
          1,074,960     Ser. 158, Class 2, IO, 8 1/2s, 2022                                                      302,669
 ........................................................................................................................
          2,724,342     Ser. 150, IO, 8 1/2s, 2022                                                               767,073
 ........................................................................................................................
            175,477     Ser. 203, Class 2, IO, 8s, 2023                                                           52,862
 ........................................................................................................................
            422,462     Ser. G93-9, IO, 8s, 2023                                                                 119,835
 ........................................................................................................................
            623,800     Ser. 92-207, Class S, IO, 7.66s, 2022                                                    120,861
 ........................................................................................................................
             24,288     Ser. 218, Class 2, IO, 7 1/2s, 2023                                                        7,431
 ........................................................................................................................
                460     Ser. 92-181, Class PJ, IO, 7 1/2s, 2022                                                   15,620
 ........................................................................................................................
            305,400     Ser. 215, Class 2, IO, 7s, 2023                                                           91,334
 ........................................................................................................................
          2,167,575     Ser. 221, Class 2, IO, 7 1/2s, 2023                                                      663,820
 ........................................................................................................................
            271,000     Ser. 97-23, Class SJ, IO 5.94s, 2023                                                      59,324
 ........................................................................................................................
                      Freddie Mac
 ........................................................................................................................
            675,000     Ser. 2033, Class SO, IO, 9.24s, 2021                                                     207,563
 ........................................................................................................................
            286,000     Ser. 2032, Class SK, IO, 8.28s, 2024                                                     138,397
 ........................................................................................................................
            743,200     Ser. 2183, Class SG, 6.44s, 2014                                                         565,297
 ........................................................................................................................
          1,300,000   General Growth Properties-Ala Moana
                      Ser. 99-C1, Class F, 8.541s, 2004                                                        1,302,031
 ........................................................................................................................
                      Government National Mortgage
                      Association
 ........................................................................................................................
            857,030     Ser. 00-10, Class SB, 12.703s, 2030                                                      783,915
 ........................................................................................................................
            816,283     Ser. 00-16, Class SA, 11.66s, 2026                                                       706,085
 ........................................................................................................................
            900,000   GS Mortgage Securities Corp. II
                      Ser. 99-FL2A, Class G, 7.855s, 2013                                                        860,344
 ........................................................................................................................
          1,948,690   Merrill Lynch Mortgage Investors,
                      Inc. Ser. 96-C2, IO, 1.55s, 2028                                                           128,187
------------------------------------------------------------------------------------------------------------------------
                      Total Collateralized Mortgage Obligations
                      (cost $10,730,178)                                                                     $10,692,160
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (1.0%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
 ........................................................................................................................
              4,300   Global Crossing 144A 7.00% cv. pfd.                                                       $768,754
 ........................................................................................................................
              4,900   Global Crossing, Ltd. 7.00% cum cv. pfd.                                                   873,425
 ........................................................................................................................
              3,000   Global Crossing Ltd. 6.75% cum cv. pfd.                                                    658,125
 ........................................................................................................................
             23,200   Global Telesystems Group, Inc.
                      $3.63 cv. pfd.                                                                             529,250
 ........................................................................................................................
             54,170   Global Telesystems Group, Inc. 144A
                      $3.625 cv. pfd.                                                                          1,232,368
 ........................................................................................................................
              2,590   Interact Systems, Inc. 14.00% cv. pfd.                                                       2,590
 ........................................................................................................................
             14,400   LTV Corp. (The) 144A $4.13 cv. pfd.                                                        644,400
 ........................................................................................................................
                115   Paxson Communications Corp. 144A
                      9.75% cv. pfd. (PIK)                                                                     1,104,000
 ........................................................................................................................
             15,352   Peninsula Gaming Partners 144A
                      7.14% cv. pfd.                                                                              92,109
 ........................................................................................................................
             58,700   PSINet, Inc. 144A $3.50 cv. pfd.                                                         1,995,800
 ........................................................................................................................
             16,170   RSL Communications, Ltd. 144A
                      7.50% cv. pfd. (Bermuda)                                                                   539,674
 ........................................................................................................................
                143   World Access 144A Series D,
                      zero % cv. pfd.                                                                            143,000
 ........................................................................................................................
              2,736   XCL, Ltd. 144A Ser. A, 9.50% cv. pfd. (PIK)                                                  1,368
 ........................................................................................................................
             13,850   XCL, Ltd. 144A 9.50% cv. pfd. (PIK)                                                          6,925
------------------------------------------------------------------------------------------------------------------------
                      Total Convertible Preferred Stocks
                      (cost $12,598,696)                                                                      $8,591,788
------------------------------------------------------------------------------------------------------------------------
WARRANTS (0.8%) (a) (NON)
------------------------------------------------------------------------------------------------------------------------
Number of Warrants                                                                     Expiration Date             Value
 ........................................................................................................................
                 57   Anker Coal Group, Inc. 144A                                             10/28/09                $1
 ........................................................................................................................
              1,690   Bestel S.A. de C.V. (Mexico)                                             5/15/05           202,800
 ........................................................................................................................
              1,600   Birch Telecommunications,
                      Inc. 144A                                                                6/15/08            88,000
 ........................................................................................................................
              2,501   Carrier1 Intl. SA                                                        2/19/09           775,310
 ........................................................................................................................
              8,867   CellNet Data Systems, Inc.                                               10/1/07                 1
 ........................................................................................................................
            122,500   CGA Group, Ltd. 144A                                                     2/11/07             1,225
 ........................................................................................................................
              1,590   Cybernet Internet Services
                      Intl., Inc. 144A                                                          7/1/09            31,800
 ........................................................................................................................
                100   Decrane Aircraft Holdings                                                9/30/08                 1
 ........................................................................................................................
              4,700   Destia Communications 144A                                               7/15/07           399,500
 ........................................................................................................................
              2,145   Diva Systems Corp.                                                       5/15/06         1,287,000
 ........................................................................................................................
             19,171   Diva Systems Corp. 144A                                                   3/1/08           268,394
 ........................................................................................................................
              1,560   Epic Resorts                                                             6/15/05                16
 ........................................................................................................................
              2,460   Firstworld Communication
                      Corp.                                                                    4/15/08           172,200
 ........................................................................................................................
              1,890   Globalstar Telecommunications                                            2/15/04             1,890
 ........................................................................................................................
             24,750   ICG Communications                                                      10/15/05           396,000
 ........................................................................................................................
              1,880   Insilco Holding Co.                                                      8/15/08                19
 ........................................................................................................................
              2,590   Interact Systems, Inc.                                                    8/1/03                26
 ........................................................................................................................
              2,590   Interact Systems, Inc. 144A                                             12/15/09                26
 ........................................................................................................................
              1,360   International Wireless
                      Communications
                      Holdings 144A                                                            8/15/01                 1
 ........................................................................................................................
             42,155   Intira Corp. Class A                                                      2/1/10                 4
 ........................................................................................................................
             14,486   Intira Corp. Class B                                                      2/1/10                 1
 ........................................................................................................................
              1,500   Iridium World Com LLC                                                    7/15/05                 1
 ........................................................................................................................
              6,794   KMC Telecommunications
                      Holdings, Inc.                                                           4/15/08            20,382
 ........................................................................................................................
              6,100   Knology Holdings                                                        10/22/07            45,750
 ........................................................................................................................
              6,920   McCaw International, Ltd.                                                4/15/07            27,680
 ........................................................................................................................
              1,850   Mediq, Inc. 144A                                                          6/1/09                19
 ........................................................................................................................
                765   Metronet Communications
                      144A                                                                     8/15/07            84,150
 ........................................................................................................................
                 20   Motient Corp. 144A                                                        4/1/08               800
 ........................................................................................................................
             30,612   Network Plus Corp.                                                      12/31/00         1,591,824
 ........................................................................................................................
                970   Onepoint Communications, Inc.                                             6/1/08            19,400
 ........................................................................................................................
              1,990   Orbital Imaging Corp. 144A                                                3/1/05            39,800
 ........................................................................................................................
              3,895   Orion Network Systems                                                    1/15/07            42,845
 ........................................................................................................................
              7,130   Pagemart, Inc. 144A                                                     12/31/03            78,430
 ........................................................................................................................
              2,100   Pathnet, Inc. 144A                                                       4/15/08            21,000
 ........................................................................................................................
              3,200   Paxson Communications Corp.
                      144A                                                                     6/30/03             7,072
 ........................................................................................................................
              1,810   R & B Falcon Corp. 144A                                                   5/1/09           905,000
 ........................................................................................................................
              2,175   Raintree Resort 144A                                                     12/1/04                22
 ........................................................................................................................
              1,790   Startec Global Communications
                      Corp.                                                                    5/15/08             6,265
 ........................................................................................................................
                960   Sterling Chemicals Holdings                                              8/15/08             8,160
 ........................................................................................................................
              1,330   Telehub Communications Corp.                                             7/31/05               665
 ........................................................................................................................
              6,950   UIH Australia/Pacific, Inc. 144A                                         5/15/06           208,500
 ........................................................................................................................
             19,720   USN Communications Inc.                                                  8/15/04               197
 ........................................................................................................................
                 70   Versatel Telecom
                      N.V. (Netherlands)                                                       5/15/08            37,310
 ........................................................................................................................
              1,950   WAM!NET, Inc.                                                             3/1/05            21,450
 ........................................................................................................................
              1,650   Wireless One, Inc.                                                      10/19/00                 2
 ........................................................................................................................
            304,700   Wright Medical
                      Technology, Inc. 144A                                                    6/30/03                 3
------------------------------------------------------------------------------------------------------------------------
                      Total Warrants
                      (cost $4,240,752)                                                                       $6,790,942
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (0.5%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
 ........................................................................................................................
             95,530   360Networks, Inc. 144A (Canada) (NON)                                                   $1,194,125
 ........................................................................................................................
                750   AmeriKing, Inc. (NON)                                                                        7,500
 ........................................................................................................................
              4,275   Axia Holding, Inc. 144A (NON)                                                               55,575
 ........................................................................................................................
            431,848   Celcaribe S.A. 144A (Colombia) (NON)                                                        53,981
 ........................................................................................................................
              2,696   MGC Communications, Inc.                                                                   161,592
 ........................................................................................................................
                592   Mothers Work, Inc. (NON)                                                                     6,660
 ........................................................................................................................
              1,500   Paging Do Brazil Holdings Co., LLC
                      144A Class B, (Brazil) (NON)                                                                    15
 ........................................................................................................................
                665   Premium Holdings 144A                                                                        6,647
 ........................................................................................................................
            157,853   PSF Holdings LLC Class A                                                                 1,578,530
 ........................................................................................................................
                 63   RCN Corp. (NON)                                                                                  1
 ........................................................................................................................
             34,750   Spanish Broadcasting System, Inc. (NON)                                                    556,000
 ........................................................................................................................
             15,000   Specialty Foods Acquisition Corp. (NON)                                                        150
 ........................................................................................................................
             25,890   Tele1 Europe Holding AB
                      ADR (Sweden) (NON)                                                                         312,295
 ........................................................................................................................
             11,789   Viatel, Inc. (NON)                                                                         336,719
------------------------------------------------------------------------------------------------------------------------
                      Total Common Stocks
                      (cost $7,675,100)                                                                       $4,269,790
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.8%) (a) (cost $24,814,000)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
 ........................................................................................................................
        $24,814,000   Interest in $750,000,000 joint repurchase
                      agreement dated June 30, 2000 with
                      Goldman Sachs and Co. due July 3, 2000
                      with respect to various U.S. Treasury
                      obligations -- maturity value of
                      $24,827,441 for an effective
                      yield of 6.5%                                                                          $24,814,000
------------------------------------------------------------------------------------------------------------------------
                      Total Investments
                      (cost $1,003,080,529) (b)                                                             $870,560,355
------------------------------------------------------------------------------------------------------------------------
See page 133 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





Putnam VT Income Fund
The fund's portfolio
June 30, 2000 (Unaudited)

CORPORATE BONDS AND NOTES (49.7%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
 ........................................................................................................................
Advertising and Marketing Services (0.1%)
 ........................................................................................................................
           $340,000   Adams Outdoor Advertising sr. notes
                      10 3/4s, 2006                                                                             $349,350
 ........................................................................................................................
            400,000   Lamar Media Corp. company guaranty
                      8 5/8s, 2007                                                                               382,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 731,350
------------------------------------------------------------------------------------------------------------------------
Aerospace and Defense (2.9%)
 ........................................................................................................................
            410,000   BE Aerospace, Inc. sr. sub. notes
                      Ser. B, 8s, 2008                                                                           346,450
 ........................................................................................................................
          5,025,000   Boeing Co. deb. 6 5/8s, 2038                                                             4,371,298
 ........................................................................................................................
          3,920,000   Litton Industries Inc. sr. notes 8s, 2009                                                3,925,566
 ........................................................................................................................
          6,240,000   Lockheed Martin Corp. bonds
                      8 1/2s, 2029                                                                             6,301,027
 ........................................................................................................................
          5,175,000   Lockheed Martin Corp. company
                      guaranty 7.45s, 2004                                                                     5,139,758
 ........................................................................................................................
          4,015,000   Norsk Hydro ASA notes 6.36s,
                      2009 (Norway)                                                                            3,654,573
 ........................................................................................................................
          1,040,000   Sequa Corp. sr. notes 9s, 2009                                                             998,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                              24,737,072
------------------------------------------------------------------------------------------------------------------------
Airlines (2.4%)
 ........................................................................................................................
          1,759,941   Airbus Industries 144A notes 8.027s, 2020                                                1,732,609
 ........................................................................................................................
          3,735,949   Atlas Air, Inc. pass-through
                      certificates Ser. 991A, 7.2s, 2019                                                       3,538,666
 ........................................................................................................................
          5,580,000   Continental Airlines, Inc. pass-through
                      certificates Ser. 98-2, 6.32s, 2008                                                      5,072,722
 ........................................................................................................................
          3,920,000   Delta Air Lines, Inc. notes 8.3s, 2029                                                   3,427,452
 ........................................................................................................................
          6,043,012   Northwest Airlines Corp. pass-through
                      certificate Ser. 1999-1A, 6.81s, 2020                                                    5,479,925
 ........................................................................................................................
          1,470,000   Northwest Airlines, Inc. company
                      guaranty 7 7/8s, 2008                                                                    1,296,128
------------------------------------------------------------------------------------------------------------------------
                                                                                                              20,547,502
------------------------------------------------------------------------------------------------------------------------
Automotive (1.8%)
 ........................................................................................................................
         10,685,000   Chrysler Corp. deb. Ser. B, 7.45s, 2097                                                  9,710,101
 ........................................................................................................................
          1,150,000   Delphi Automotive Systems Corp. deb.
                      7 1/8s, 2029                                                                               980,456
 ........................................................................................................................
          2,500,000   Federal Mogul Corp. notes 7 1/2s, 2009                                                   1,750,000
 ........................................................................................................................
            680,000   Federal Mogul Corp. notes 7 3/8s, 2006                                                     499,800
 ........................................................................................................................
          1,000,000   Hayes Wheels International, Inc. 144A
                      sr. sub. notes 9 1/8s, 2007                                                                892,500
 ........................................................................................................................
          1,000,000   Lear Corp. sub. notes 9 1/2s, 2006                                                         976,710
 ........................................................................................................................
          1,000,000   Safety Components International, Inc.
                      sr. sub. notes Ser. B, 10 1/8s, 2007
                      (In default) (NON)                                                                         150,000
 ........................................................................................................................
            260,000   TRW, Inc. deb. 7 3/4s, 2029                                                                231,468
------------------------------------------------------------------------------------------------------------------------
                                                                                                              15,191,035
------------------------------------------------------------------------------------------------------------------------
Banking (6.1%)
 ........................................................................................................................
          3,005,000   Abbey National Capital Trust I
                      company guaranty 8.963s, 2049                                                            2,980,359
 ........................................................................................................................
          8,150,000   BankAmerica Corp. sr. notes 5 7/8s, 2009                                                 7,176,483
 ........................................................................................................................
          3,510,000   Bayer Hypo-Vereinsbank 144A bonds
                      8.741s, 2031 (Denmark)                                                                   3,233,903
 ........................................................................................................................
          6,270,000   Citicorp sub. notes 6 3/8s, 2008                                                         5,755,045
 ........................................................................................................................
          4,495,000   First Union Capital II company
                      guaranty Ser. A, 7.95s, 2029                                                             3,933,080
 ........................................................................................................................
          1,890,000   First Union Institute Capital I bonds
                      8.04s, 2026                                                                              1,648,326
 ........................................................................................................................
          3,300,000   Fleet Boston Corp. sub. notes
                      7 3/8s, 2009                                                                             3,170,376
 ........................................................................................................................
          1,000,000   GS Escrow Corp. sr. notes 7 1/8s, 2005                                                     905,590
 ........................................................................................................................
            250,000   GS Escrow Corp. sr. notes 6 3/4s, 2001                                                     243,517
 ........................................................................................................................
          2,000,000   Merita Bank, Ltd. sub. notes 6 1/2s,
                      2006 (Finland)                                                                           1,888,180
 ........................................................................................................................
          4,075,000   NB Capital Trust IV company guaranty
                      8 1/4s, 2027                                                                             3,709,024
 ........................................................................................................................
          2,105,000   Norwest Corp. med. term sr. notes
                      Ser. J, 6 3/4s, 2027                                                                     1,783,251
 ........................................................................................................................
          1,000,000   Riggs Capital Trust 144A company
                      guaranty 8 7/8s, 2027                                                                      826,230
 ........................................................................................................................
          2,630,000   Royal Bank of Scotland Group PLC bonds
                      Ser. 2, 8.817s, 2049 (United Kingdom)                                                    2,709,452
 ........................................................................................................................
          7,000,000   Scotland International Finance 144A
                      sub. notes 8.85s, 2006 (Netherlands)                                                     7,406,280
 ........................................................................................................................
          2,800,000   Sovereign Bancorp, Inc. sr. notes
                      10 1/2s, 2006                                                                            2,800,000
 ........................................................................................................................
          2,070,000   State Street Institution 144A company
                      guaranty 7.94s, 2026                                                                     1,852,671
 ........................................................................................................................
            790,000   Webster Capital Trust I 144A bonds
                      9.36s, 2027                                                                                622,165
------------------------------------------------------------------------------------------------------------------------
                                                                                                              52,643,932
------------------------------------------------------------------------------------------------------------------------
Broadcasting (1.0%)
 ........................................................................................................................
            500,000   Allbritton Communications Co.
                      sr. sub. notes Ser. B, 8 7/8s, 2008                                                        457,500
 ........................................................................................................................
          1,150,000   Capstar Broadcasting sr. sub. notes
                      9 1/4s, 2007                                                                             1,147,125
 ........................................................................................................................
          7,000,000   News America Holdings, Inc. deb.
                      7 3/4s, 2045                                                                             6,076,770
 ........................................................................................................................
            645,000   News America Holdings, Inc. deb.
                      7.7s, 2025                                                                                 587,402
 ........................................................................................................................
            620,000   Spanish Broadcasting System, Inc.
                      sr. sub notes 9 5/8s, 2009                                                                 612,250
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,881,047
------------------------------------------------------------------------------------------------------------------------
Cable Television (0.5%)
 ........................................................................................................................
          1,000,000   Adelphia Communications Corp.
                      sr. notes Ser. B, 9 7/8s, 2007                                                             960,000
 ........................................................................................................................
             60,000   Century Communications Corp.
                      sr. notes 8 7/8s, 2007                                                                      54,750
 ........................................................................................................................
            500,000   CSC Holdings, Inc. sr. notes 7 1/4s, 2008                                                  462,225
 ........................................................................................................................
          1,000,000   Diamond Cable Communication Co.
                      sr. disc. notes stepped-coupon zero %
                      (10 3/4s, 2/15/02), 2007
                      (United Kingdom) (STP)                                                                     770,000
 ........................................................................................................................
            310,000   NTL, Inc. sr. notes Ser. B, 10s, 2007
                      (United Kingdom)                                                                           294,500
 ........................................................................................................................
          1,000,000   TeleWest Communications PLC deb.
                      9 5/8s, 2006 (United Kingdom)                                                              940,000
 ........................................................................................................................
            490,000   United Pan-Europe N.V. sr. notes Ser. B,
                      10 7/8s, 2009 (Netherlands)                                                                431,200
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,912,675
------------------------------------------------------------------------------------------------------------------------
Chemicals (0.5%)
 ........................................................................................................................
            660,000   Lyondell Petrochemical Co. notes
                      Ser. A, 9 5/8s, 2007                                                                       653,400
 ........................................................................................................................
          3,080,000   Lyondell Petrochemical Co. sec. notes
                      Ser. B, 9 7/8s, 2007                                                                     3,049,200
 ........................................................................................................................
            750,000   Pioneer Americas Acquisition 144A
                      sr. notes 9 1/4s, 2007                                                                     472,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,175,100
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (0.6%)
 ........................................................................................................................
          5,555,000   Newell Rubbermaid Inc. notes 6.35s, 2008                                                 5,295,859
------------------------------------------------------------------------------------------------------------------------
Computers (0.1%)
 ........................................................................................................................
          1,000,000   Unisys Corp. sr. notes 7 7/8s, 2008                                                        930,000
------------------------------------------------------------------------------------------------------------------------
Conglomerates (1.5%)
 ........................................................................................................................
          3,411,000   Allied Corp. notes 6 1/8s, 2005                                                          3,236,596
 ........................................................................................................................
         10,100,000   Tyco International, Ltd. company
                      guaranty 6 3/8s, 2005                                                                    9,634,693
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,871,289
------------------------------------------------------------------------------------------------------------------------
Construction (0.1%)
 ........................................................................................................................
          1,000,000   Republic Group, Inc. sr. sub. notes
                      9 1/2s, 2008                                                                               830,000
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (3.1%)
 ........................................................................................................................
          1,350,000   Associates First Capital Corp. deb.
                      6.95s, 2018                                                                              1,209,762
 ........................................................................................................................
          3,330,000   Associates First Capital Corp. sr. notes
                      6 1/4s, 2008                                                                             2,986,178
 ........................................................................................................................
          2,560,000   Capital One Financial Corp. notes
                      7 1/4s, 2006                                                                             2,358,303
 ........................................................................................................................
             30,000   Contifinancial Corp. sr. notes
                      8 3/8s, 2003 (In default) (NON)                                                              3,975
 ........................................................................................................................
            290,000   Contifinancial Corp. sr. notes
                      8 1/8s, 2008 (In default) (NON)                                                             38,425
 ........................................................................................................................
            440,000   Contifinancial Corp. sr. notes
                      7 1/2s, 2002 (In default) (NON)                                                             48,400
 ........................................................................................................................
          1,900,000   Finova Capital Corp. notes 7 1/4s, 2004                                                  1,653,000
 ........................................................................................................................
          1,250,000   Finova Capital Corp. notes 6 1/4s, 2002                                                  1,093,738
 ........................................................................................................................
          4,040,000   Ford Motor Credit Corp. notes
                      7 3/8s, 2009                                                                             3,907,771
 ........................................................................................................................
             50,000   Ford Motor Credit Corp. notes
                      6.55s, 2002                                                                                 49,025
 ........................................................................................................................
          2,485,000   Ford Motor Credit Corp. sr. notes
                      5.8s, 2009                                                                               2,161,925
 ........................................................................................................................
          1,515,000   Household Finance Corp. notes
                      6 1/2s, 2008                                                                             1,378,347
 ........................................................................................................................
         10,680,000   Household Finance Corp. sr. unsub.
                      5 7/8s, 2009                                                                             9,288,396
------------------------------------------------------------------------------------------------------------------------
                                                                                                              26,177,245
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (0.2%)
 ........................................................................................................................
          1,000,000   French Fragrances, Inc. sr. notes
                      Ser. B, 10 3/8s, 2007                                                                      940,000
 ........................................................................................................................
          1,000,000   Revlon Consumer Products sr. sub. notes
                      8 5/8s, 2008                                                                               500,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,440,000
------------------------------------------------------------------------------------------------------------------------
Consumer Services (0.1%)
 ........................................................................................................................
          1,000,000   Pierce Leahy Corp. sr. sub. notes
                      11 1/8s, 2006                                                                            1,027,500
------------------------------------------------------------------------------------------------------------------------
Containers (0.2%)
 ........................................................................................................................
            500,000   Ball Corp. company guaranty 8 1/4s, 2008                                                   467,500
 ........................................................................................................................
         $1,000,000   Consumers International 144A sr. notes
                      10 1/4s, 2005                                                                              500,000
 ........................................................................................................................
          1,000,000   Owens-Illinois, Inc. sr. notes 8.1s, 2007                                                  929,440
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,896,940
------------------------------------------------------------------------------------------------------------------------
Distribution (0.3%)
 ........................................................................................................................
          2,940,000   Pepsi Bottling Group, Inc. sr. notes
                      Ser. B, 7s, 2029                                                                         2,655,673
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (3.3%)
 ........................................................................................................................
          3,610,000   Arizona Public Service Co. sr. notes
                      6 3/4s, 2006                                                                             3,379,935
 ........................................................................................................................
          2,605,000   CILCORP, Inc. sr. notes 8.7s, 2009                                                       2,632,910
 ........................................................................................................................
          1,415,000   CMS Energy Corp. sr. notes 8 1/8s, 2002                                                  1,397,935
 ........................................................................................................................
          4,100,000   DPL, Inc. 144A sr. notes 8 1/4s, 2007                                                    4,095,080
 ........................................................................................................................
          3,000,000   Monongahela Power 1st mtge.
                      8 5/8s, 2021                                                                             3,153,870
 ........................................................................................................................
          1,295,000   Niagara Mohawk Power Corp. sr. notes
                      Ser. G, 7 3/4s, 2008                                                                     1,262,224
 ........................................................................................................................
            749,669   Northeast Utilities System notes
                      Ser. A, 8.58s, 2006                                                                        753,717
 ........................................................................................................................
          7,750,000   Ohio Power Co. med. term notes
                      7 3/8s, 2023                                                                             7,059,940
 ........................................................................................................................
          4,000,000   Southwestern Public Service Co.
                      1st mtge. 8.2s, 2022                                                                     4,152,040
------------------------------------------------------------------------------------------------------------------------
                                                                                                              27,887,651
------------------------------------------------------------------------------------------------------------------------
Energy (1.0%)
 ........................................................................................................................
          3,040,000   Petro Geo-Services sr. notes 7 1/8s,
                      2028 (Norway)                                                                            2,535,512
 ........................................................................................................................
            560,000   RBF Finance Co. company guaranty
                      11s, 2006                                                                                  599,200
 ........................................................................................................................
          5,000,000   Trans-Canada PipeLines Ltd. deb.
                      8 5/8s, 2012 (Canada)                                                                    5,191,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,325,712
------------------------------------------------------------------------------------------------------------------------
Entertainment (0.2%)
 ........................................................................................................................
          2,355,000   Walt Disney Co. med. term notes
                      5.62s, 2008                                                                              2,096,303
------------------------------------------------------------------------------------------------------------------------
Financial (7.9%)
 ........................................................................................................................
          3,355,000   AFLAC, Inc. sr. notes 6 1/2s, 2009                                                       3,042,448
 ........................................................................................................................
          8,000,000   AMBAC Indemnity Corp. deb.
                      9 3/8s, 2011                                                                             8,750,800
 ........................................................................................................................
          5,145,000   American General Institute 144A
                      company guaranty 8 1/8s, 2046                                                            4,874,167
 ........................................................................................................................
          4,295,000   Conseco Financing Trust II company
                      guaranty 8.7s, 2026                                                                      1,846,850
 ........................................................................................................................
            375,000   Fremont General Corp. sr. notes
                      Ser. B, 7.7s, 2004                                                                         150,000
 ........................................................................................................................
          3,905,000   Goldman Sachs Group, Inc. (The) notes
                      Ser. B, 7.35s, 2009                                                                      3,751,807
 ........................................................................................................................
          6,030,000   Hartford Life, Inc. deb. 7.65s, 2027                                                     5,701,365
 ........................................................................................................................
          2,970,000   Hartford Life, Inc. notes 7.1s, 2007                                                     2,856,130
 ........................................................................................................................
          5,000,000   Heller Financial, Inc. notes 7 3/8s, 2009                                                4,717,300
 ........................................................................................................................
          2,785,000   Liberty Mutual Insurance 144A notes
                      7.697s, 2097                                                                             2,034,108
 ........................................................................................................................
          2,620,000   Newcourt Credit Group Inc. company
                      guaranty Ser. A, 7 1/8s, 2003                                                            2,555,286
 ........................................................................................................................
          2,600,000   Newcourt Credit Group Inc. 6 7/8s, 2005                                                  2,485,548
 ........................................................................................................................
          2,325,000   Presidential Life Corp. sr. notes
                      7 7/8s, 2009                                                                             1,999,500
 ........................................................................................................................
          3,870,000   Principal Financial Group Au 144A
                      notes 7.95s, 2004 (Australia)                                                            3,851,424
 ........................................................................................................................
          5,930,000   Provident Financing company guaranty
                      7.405s, 2038                                                                             4,405,931
 ........................................................................................................................
          2,070,000   Safeco Capital Trust I company
                      guaranty 8.072s, 2037                                                                    1,759,314
 ........................................................................................................................
          9,875,000   Sun Life Canada Capital Trust 144A
                      8.526s, 2049                                                                             8,614,061
 ........................................................................................................................
          6,005,000   Tig Capital Trust I 144A bonds
                      8.597s, 2027                                                                             4,366,476
------------------------------------------------------------------------------------------------------------------------
                                                                                                              67,762,515
------------------------------------------------------------------------------------------------------------------------
Food (0.1%)
 ........................................................................................................................
            480,000   Aurora Foods, Inc. sr. sub. notes
                      Ser. B, 9 7/8s, 2007                                                                       283,200
 ........................................................................................................................
            340,000   Doane Pet Care Corp. sr. sub. notes
                      9 3/4s, 2007                                                                               297,500
 ........................................................................................................................
            180,000   Vlasic Foods Intl., Inc. sr. sub
                      notes Ser. B, 10 1/4s, 2009                                                                 72,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 652,700
------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (0.4%)
 ........................................................................................................................
            850,000   International Game Technology 144A
                      sr. notes 8 3/8s, 2009                                                                     803,250
 ........................................................................................................................
          1,050,000   Mohegan Tribal Gaming, Auth. sr. sub. notes
                      8 3/4s, 2009                                                                             1,002,750
 ........................................................................................................................
            440,000   Park Place Entertainment sr. notes
                      8 1/2s, 2006                                                                               432,340
 ........................................................................................................................
          1,500,000   Park Place Entertainment sr. sub. notes
                      9 3/8s, 2007                                                                             1,500,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,738,340
------------------------------------------------------------------------------------------------------------------------
Health Care (0.6%)
 ........................................................................................................................
            100,000   Columbia/HCA Healthcare Corp. notes
                      7 1/4s, 2008                                                                                88,000
 ........................................................................................................................
          2,280,000   Omega Healthcare Investors, Inc. notes
                      6.95s, 2002                                                                              1,881,000
 ........................................................................................................................
          1,430,000   Tenet Healthcare Corp. sr. notes 8s, 2005                                                1,369,225
 ........................................................................................................................
          1,970,000   Tenet Healthcare Corp. sr. sub. notes
                      8 5/8s, 2007                                                                             1,881,350
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,219,575
------------------------------------------------------------------------------------------------------------------------
Homebuilding (0.2%)
 ........................................................................................................................
          1,305,000   D.R. Horton, Inc. company guaranty
                      8s, 2009                                                                                 1,122,300
 ........................................................................................................................
            490,000   Lennar Corp. 144A sr. notes 9.95s, 2010                                                    472,850
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,595,150
------------------------------------------------------------------------------------------------------------------------
Industrial (0.7%)
 ........................................................................................................................
          4,310,000   Ford Motor Co. bonds 6 5/8s, 2028                                                        3,629,236
 ........................................................................................................................
          1,920,000   Ford Motor Co. deb. 7.4s, 2046                                                           1,761,139
 ........................................................................................................................
            645,000   Union Oil Company of California
                      company guaranty 7 1/2s, 2029                                                              605,320
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,995,695
------------------------------------------------------------------------------------------------------------------------
Investment Banking/brokerage (1.3%)
 ........................................................................................................................
          2,545,000   Bear Stearns Companies, Inc. (The)
                      sr. unsecd. notes 7 5/8s, 2009                                                           2,422,738
 ........................................................................................................................
          1,195,000   Countrywide Home Loan Corp. company
                      guaranty 6.935s, 2007                                                                    1,107,920
 ........................................................................................................................
          5,540,000   Countrywide Home Loan Corp. company
                      guaranty med term notes 6 1/4s, 2009                                                     4,833,318
 ........................................................................................................................
          2,660,000   Salomon, Inc. sr. notes 6 3/4s, 2003                                                     2,613,104
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,977,080
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.4%)
 ........................................................................................................................
          3,800,000   HMH Properties, Inc. company guaranty
                      Ser. B, 7 7/8s, 2008                                                                     3,410,500
 ........................................................................................................................
            330,000   ITT Corp. notes 6 3/4s, 2005                                                               297,393
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,707,893
------------------------------------------------------------------------------------------------------------------------
Manufacturing (0.1%)
 ........................................................................................................................
            500,000   Flextronics International, Ltd. sr.
                      sub. notes Ser. B, 8 3/4s, 2007                                                            480,000
------------------------------------------------------------------------------------------------------------------------
Media (0.2%)
 ........................................................................................................................
          1,775,000   TCI Communications, Inc. deb. 8 3/4s, 2015                                               1,897,937
------------------------------------------------------------------------------------------------------------------------
Medical Services (--%)
 ........................................................................................................................
            260,000   Integrated Health Services, Inc. sr. sub.
                      notes Ser. A, 9 1/4s, 2008 (In default) (NON)                                                5,200
 ........................................................................................................................
            640,000   Multicare Cos., Inc. sr. sub. notes 9s, 2007                                                32,000
 ........................................................................................................................
            340,000   Sun Healthcare Group, Inc. sr. sub. notes
                      Ser. B, 9 1/2s, 2007 (In default) (NON)                                                      8,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  45,700
------------------------------------------------------------------------------------------------------------------------
Metals (0.3%)
 ........................................................................................................................
          2,730,000   AK Steel Corp. company guaranty
                      7 7/8s, 2009                                                                             2,422,875
 ........................................................................................................................
            180,000   WHX Corp. sr. notes 10 1/2s, 2005                                                          149,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,572,275
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (2.0%)
 ........................................................................................................................
          3,700,000   Amerada Hess Corp. bonds 7 7/8s, 2029                                                    3,617,897
 ........................................................................................................................
            500,000   Gulf Canada Resources, Ltd. sr. sub. notes
                      9 5/8s, 2005 (Canada)                                                                      506,250
 ........................................................................................................................
          1,213,000   Imperial Oil Ltd. deb. 8 3/4s,
                      2019 (Canada)                                                                            1,259,870
 ........................................................................................................................
          5,000,000   KN Capital Trust III company guaranty
                      7.63s, 2028                                                                              4,380,000
 ........................................................................................................................
          2,395,000   Maritime & NE Pipeline 144A sec. notes
                      7.7s, 2019 (Canada)                                                                      2,212,980
 ........................................................................................................................
            200,000   Parker and Parsley Inc. sr. notes
                      8 1/4s, 2007                                                                               187,056
 ........................................................................................................................
          2,790,000   Phillips Petroleum Co. notes 8 3/4s, 2010                                                2,939,042
 ........................................................................................................................
            180,000   Pioneer Natural Resources company
                      guaranty 9 5/8s, 2010                                                                      185,400
 ........................................................................................................................
          1,000,000   Snyder Oil Corp. sr. sub. notes
                      8 3/4s, 2007                                                                               990,000
 ........................................................................................................................
          1,080,000   Union Pacific Resources Group, Inc.
                      notes 7.3s, 2009                                                                         1,037,696
------------------------------------------------------------------------------------------------------------------------
                                                                                                              17,316,191
------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products (1.0%)
 ........................................................................................................................
          4,665,000   Abitibi-Consolidated Inc. deb.
                      8 1/2s, 2029                                                                             4,356,783
 ........................................................................................................................
            710,000   Boise Cascade Co. med. term notes
                      Ser. A, 7.43s, 2005                                                                        677,624
 ........................................................................................................................
          2,600,000   Georgia Pacific Corp. bonds 7 3/4s, 2029                                                 2,342,730
 ........................................................................................................................
          1,110,000   Norampac, Inc. sr. notes 9 1/2s,
                      2008 (Canada)                                                                            1,071,150
 ........................................................................................................................
            180,000   Pacifica Papers, Inc. sr. notes 10s,
                      2009 (Canada)                                                                              179,100
 ........................................................................................................................
             10,000   Tembec Industries, Inc. company
                      guaranty 8 5/8s, 2009 (Canada)                                                               9,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,636,887
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (0.2%)
 ........................................................................................................................
          1,000,000   ICN Pharmaceuticals, Inc. 144A sr. notes
                      9 1/4s, 2005                                                                               985,000
 ........................................................................................................................
            420,000   MedPartners, Inc. sr. sub. notes
                      6 7/8s, 2000                                                                               411,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,396,600
------------------------------------------------------------------------------------------------------------------------
Power Producers (0.1%)
 ........................................................................................................................
            510,000   Calpine Corp. sr. notes 7 3/4s, 2009                                                       481,313
 ........................................................................................................................
            347,000   York Power Funding 144A notes 12s,
                      2007 (Cayman Islands)                                                                      347,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 828,313
------------------------------------------------------------------------------------------------------------------------
Railroads (0.5%)
 ........................................................................................................................
          1,015,000   CSX Corp. deb. 7.95s, 2027                                                                 955,054
 ........................................................................................................................
          3,465,000   Norfolk Southern Corp. sr. notes
                      6.2s, 2009                                                                               3,083,573
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,038,627
------------------------------------------------------------------------------------------------------------------------
Real Estate (0.6%)
 ........................................................................................................................
          3,000,000   Avalon Properties, Inc. notes 6 7/8s,
                      2007 (R)                                                                                 2,786,220
 ........................................................................................................................
          3,025,000   EOP Operating L.P. notes 6.8s, 2009                                                      2,752,387
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,538,607
------------------------------------------------------------------------------------------------------------------------
Retail (1.3%)
 ........................................................................................................................
          1,980,000   Federated Department Stores, Inc.
                      notes 6.3s, 2009                                                                         1,739,826
 ........................................................................................................................
            600,000   K mart Corp. med. term notes 7.76s, 2002                                                   577,806
 ........................................................................................................................
            400,000   K mart Corp. med. term notes 7.74s, 2002                                                   385,356
 ........................................................................................................................
          1,110,000   K mart Corp. notes 8 3/8s, 2004                                                          1,053,113
 ........................................................................................................................
          2,650,000   Saks, Inc. company guaranty 8 1/4s, 2008                                                 2,353,810
 ........................................................................................................................
          1,480,000   Sears Roebuck Acceptance Corp. notes
                      6 7/8s, 2017                                                                             1,265,326
 ........................................................................................................................
          2,710,000   Sears Roebuck Acceptance Corp. notes
                      6 1/2s, 2028                                                                             2,130,738
 ........................................................................................................................
          1,500,000   Southland Corp. deb. Ser. A, 4 1/2s, 2004                                                1,237,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,743,475
------------------------------------------------------------------------------------------------------------------------
Semiconductor (0.1%)
 ........................................................................................................................
            940,000   Amkor Technologies, Inc. sr. notes
                      9 1/4s, 2006                                                                               921,200
------------------------------------------------------------------------------------------------------------------------
Software (--%)
 ........................................................................................................................
            120,000   Telehub Communications Corp. company
                      guaranty stepped-coupon zero %
                      (13 7/8s, 7/31/02), 2005 (STP)                                                               6,000
------------------------------------------------------------------------------------------------------------------------
Technology (0.5%)
 ........................................................................................................................
          1,440,000   Fairchild Semiconductor Corp.
                      sr. sub. notes 10 1/8s, 2007                                                             1,450,800
 ........................................................................................................................
          2,965,000   IBM Corp. deb. 7 1/8s, 2096                                                              2,791,844
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,242,644
------------------------------------------------------------------------------------------------------------------------
Technology Services (--%)
 ........................................................................................................................
            220,000   PSINet, Inc. sr. notes 11s, 2009                                                           204,600
------------------------------------------------------------------------------------------------------------------------
Telecommunications (2.8%)
 ........................................................................................................................
            600,000   Call-Net Enterprises, Inc. sr. disc. notes
                      stepped-coupon zero % (8.94s, 8/15/03),
                      2008 (Canada) (STP)                                                                        243,000
 ........................................................................................................................
            460,000   Flag Ltd. 144A sr. notes 8 1/4s,
                      2008 (Bermuda)                                                                             404,800
 ........................................................................................................................
          1,490,000   Global Crossing Holdings, Ltd.
                      company guaranty 9 5/8s, 2008                                                            1,452,750
 ........................................................................................................................
          1,550,000   Global Crossing Holdings, Ltd. company
                      guaranty 9 1/2s, 2009 (Bermuda)                                                          1,495,750
 ........................................................................................................................
          1,710,000   ICG Services, Inc. sr. disc. notes stepped-
                      coupon zero % (9 7/8s, 5/1/03), 2008 (STP)                                                 889,200
 ........................................................................................................................
            570,000   NEXTEL Communications, Inc. sr. notes
                      12s, 2008                                                                                  615,600
 ........................................................................................................................
          1,820,000   NEXTEL Communications, Inc. sr. notes
                      9 3/8s, 2009                                                                             1,747,200
 ........................................................................................................................
          2,140,000   Price Communications Wireless company
                      guaranty 9 1/8s, 2006                                                                    2,140,000
 ........................................................................................................................
          2,000,000   Sprint Capital Corp. company guaranty
                      6.9s, 2019                                                                               1,778,320
 ........................................................................................................................
          7,345,000   Sprint Capital Corp. company guaranty
                      6 1/8s, 2008                                                                             6,547,113
 ........................................................................................................................
          1,935,000   U S West, Inc. notes 5 5/8s, 2008                                                        1,671,821
 ........................................................................................................................
          4,980,000   US West Capital Funding, Inc. company
                      guaranty 6 1/4s, 2005                                                                    4,665,513
 ........................................................................................................................
            560,000   Williams Communications Group, Inc.
                      sr. notes 10 7/8s, 2009                                                                    548,800
------------------------------------------------------------------------------------------------------------------------
                                                                                                              24,199,867
------------------------------------------------------------------------------------------------------------------------
Telephone (0.1%)
 ........................................................................................................................
            140,000   Birch Telecommunications, Inc. sr. notes
                      14s, 2008                                                                                  135,800
 ........................................................................................................................
            440,000   VoiceStream Wire, Inc. sr. notes
                      10 3/8s, 2009                                                                              453,200
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 589,000
------------------------------------------------------------------------------------------------------------------------
Textiles (0.1%)
 ........................................................................................................................
            500,000   William Carter Holdings Co. sr. sub.
                      notes Ser. A, 10 3/8s, 2006                                                                475,000
------------------------------------------------------------------------------------------------------------------------
Tobacco (1.0%)
 ........................................................................................................................
          5,000,000   Imperial Tobacco Global company
                      guaranty 7 1/8s, 2009 (Netherlands)                                                      4,433,200
 ........................................................................................................................
          2,705,000   Philip Morris Cos., Inc. notes 7 1/4s, 2003                                              2,640,648
 ........................................................................................................................
          1,750,000   Philip Morris Cos., Inc. notes 7 1/8s, 2004                                              1,672,545
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,746,393
------------------------------------------------------------------------------------------------------------------------
Transportation (0.9%)
 ........................................................................................................................
          4,108,000   Federal Express Corp. pass-through
                      certificates Ser. 1998-1A, 6.72s, 2022                                                   3,735,527
 ........................................................................................................................
          3,875,000   Hertz Corp. sr. notes 6 1/2s, 2006                                                       3,638,780
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,374,307
------------------------------------------------------------------------------------------------------------------------
Waste Management (0.1%)
 ........................................................................................................................
            930,000   Allied Waste Industries, Inc. company
                      guaranty Ser. B, 7 7/8s, 2009                                                              799,800
 ........................................................................................................................
            280,000   Allied Waste Industries, Inc. company
                      guaranty Ser. B, 7 5/8s, 2006                                                              243,600
 ........................................................................................................................
            190,000   Waste Management, Inc. company
                      guaranty 6 7/8s, 2009                                                                      166,467
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,209,867
------------------------------------------------------------------------------------------------------------------------
Water Utilities (0.3%)
 ........................................................................................................................
          2,460,000   Azurix Corp. 144A notes 10 3/8s, 2007                                                    2,373,900
------------------------------------------------------------------------------------------------------------------------
                      Total Corporate Bonds and Notes
                      (cost $466,750,296)                                                                   $425,740,223
------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (25.1%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
 ........................................................................................................................
U.S. Government Agency Mortgage Obligations (21.2%)
 ........................................................................................................................
        $12,395,924   Federal Home Loan Mortgage
                      Corporation 7 1/2s, with due dates
                      from October 1, 2029 to
                      December 1, 2029                                                                       $12,231,926
 ........................................................................................................................
          2,025,000   Federal National Mortgage Association
                      7 1/2s, TBA, June 1, 2030                                                                1,996,205
 ........................................................................................................................
                      Federal National Mortgage Corporation
                      Pass-Through Certificates
 ........................................................................................................................
          1,316,006     8s, with due dates from
                        September 1, 2029 to
                        November 1, 2029                                                                       1,321,888
 ........................................................................................................................
         51,020,965     7 1/2s, with due dates from
                        November 1, 2029 to June 1, 2030                                                      50,303,096
 ........................................................................................................................
         30,532,016     7s, with due dates from
                        December 1, 2029 to June 1, 2030                                                      29,479,274
 ........................................................................................................................
          2,550,000     6 7/8s, January 15, 2005                                                               2,534,063
 ........................................................................................................................
             65,000     6 5/8s, September 15, 2009                                                                62,796
 ........................................................................................................................
         20,870,000     6 1/2s, August 15, 2004                                                               20,468,879
 ........................................................................................................................
          9,619,000     5 1/8s, February 13, 2004                                                              9,028,297
 ........................................................................................................................
            117,398     5 1/2s, August 15, 2014                                                                  108,719
 ........................................................................................................................
                      Government National Mortgage
                      Association Pass-Through Certificates
 ........................................................................................................................
          3,733,059     8 1/2s, with due dates from
                        October15, 2017 to
                        November 15, 2017                                                                      3,836,003
 ........................................................................................................................
         36,478,155     8s, with due dates from
                        January 15,2022 to
                        December 15, 2027                                                                     36,892,015
 ........................................................................................................................
          6,325,842     7s, with due dates from
                        March 15,2023 to
                        September 15, 2028                                                                     6,161,685
 ........................................................................................................................
          7,953,949     6 1/2s, September 15, 2024                                                             7,550,127
------------------------------------------------------------------------------------------------------------------------
                                                                                                             181,974,973
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations (3.8%)
 ........................................................................................................................
                      U.S. Treasury Bonds
 ........................................................................................................................
          7,165,000     6 1/2s, November 15, 2026                                                              7,484,057
 ........................................................................................................................
          3,580,000     6 1/4s, May 15, 2030                                                                   3,756,208
 ........................................................................................................................
          3,025,000     6 1/8s, August 15, 2029                                                                3,055,250
 ........................................................................................................................
         11,870,000     6 1/8s, November 15, 2027 (SEG)                                                       11,844,005
 ........................................................................................................................
                      U.S. Treasury Notes
 ........................................................................................................................
          3,480,000     6 1/2s, February 15, 2010                                                              3,599,086
 ........................................................................................................................
          2,025,000     6 3/8s, January 31, 2002                                                               2,021,841
 ........................................................................................................................
          5,413,000   U.S. Treasury Strip Interest Only (IO)
                      zero %, May 15, 2026                                                                     1,152,644
------------------------------------------------------------------------------------------------------------------------
                                                                                                              32,913,091
------------------------------------------------------------------------------------------------------------------------
                      Total U.S. Government and
                      Agency Obligations
                      (cost $215,533,618)                                                                   $214,888,064
------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (11.9%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
 ........................................................................................................................
                      Commercial Mortgage Asset Trust
 ........................................................................................................................
        $10,945,000     Ser. 99-C1, Class A3, 6.64s, 2010                                                    $10,329,771
 ........................................................................................................................
         42,021,101     Ser. 99-C1, Class X, IO, 0.9125s, 2020                                                 2,609,904
 ........................................................................................................................
          1,520,000   Criimi Mae Commercial Mortgage Trust
                      Ser. 98-C1, Class A2, 7s, 2011                                                           1,343,538
 ........................................................................................................................
          1,396,000   CS First Boston Mortgage Securities
                      Corp. 8.18s, 2009                                                                        1,361,536
 ........................................................................................................................
          3,201,343   DLJ Commercial Mortgage Corp.
                      Ser. 98-CG1, Class A1A, 6.11s, 2007                                                      3,058,283
 ........................................................................................................................
                      Fannie Mae
 ........................................................................................................................
            820,115     Ser. 176, Class 2, IO, 8s, 2022                                                          236,167
 ........................................................................................................................
          6,612,187     Ser. 203, Class 2, IO, 8s, 2023                                                        1,991,921
 ........................................................................................................................
          2,282,855     Ser. 217, Class 2, IO, 8s, 2023                                                          657,391
 ........................................................................................................................
          4,997,403     Ser. 218, Class 2, IO, 7.5s, 2023                                                      1,528,893
 ........................................................................................................................
          2,755,140     Ser. 237, Class 2, IO, 8s, 2023                                                          831,708
 ........................................................................................................................
          7,474,355     Ser. 251, Class 2,IO, 8s, 2023                                                         2,251,649
 ........................................................................................................................
          4,291,015     Ser. 276, Class 2, IO, 6.5s, 2024                                                      1,285,963
 ........................................................................................................................
          4,034,695     Ser. 304, Class 2, IO, 6s, 2028                                                        1,166,279
 ........................................................................................................................
         11,103,712     Ser. 252, Class 2, IO, 7.5s, 2023                                                      3,449,091
 ........................................................................................................................
          7,479,613     Ser. 97-91, Class FB, IO, 4.79s, 2023                                                  1,594,092
 ........................................................................................................................
          3,350,609     Ser. 97-91, Class SL, IO, 2.71s, 2023                                                    289,514
 ........................................................................................................................
          4,614,526     Ser. 98-66, Class SB, IO, 1.499s, 2028                                                   211,259
 ........................................................................................................................
                      Freddie Mac
 ........................................................................................................................
          9,902,127     Ser. 90, Class SA, IO, 2.148s, 2028                                                      505,937
 ........................................................................................................................
          9,982,072     Ser. 90, Class SB, IO, 2.148s, 2028                                                      510,022
 ........................................................................................................................
         10,063,470     Ser. 90, Class SC, IO, 2.148s, 2028                                                      514,180
 ........................................................................................................................
          9,031,063     Ser. 90, Class SD, IO, 2.148s, 2028                                                      461,431
 ........................................................................................................................
          4,283,416     Ser. 147, Class IO, 8s, 2023                                                           1,279,671
 ........................................................................................................................
          2,400,000   GE Capital Mortgage Services, Inc.
                      Ser. 98-11, Class 2A4, 6 3/4s, 2028                                                      2,232,000
 ........................................................................................................................
                      General Growth Properties-Homart
 ........................................................................................................................
            605,000     Ser. 99-C1, Class F, 7.839s, 2003                                                        606,371
 ........................................................................................................................
            530,000     Ser. 99-C1, Class G, 8.089s, 2003                                                        531,201
 ........................................................................................................................
          2,683,000   General Growth Properties-Ivanhoe
                      Ser. 99-C1, Class F, FRB, 9.13s, 2004                                                    2,687,821
 ........................................................................................................................
         15,236,000   GMAC Commercial Mortgage Securities
                      Inc. Ser. 99-C1, Class A2, 6.175s, 2033                                                 14,002,836
 ........................................................................................................................
                      Government National
                      Mortgage Association
 ........................................................................................................................
          4,391,716     Ser. 00-17, Class SB, 9s, 2026                                                         4,244,988
 ........................................................................................................................
          5,878,677     Ser. 98-2, PO, Class EA, 2028                                                          3,984,641
 ........................................................................................................................
          1,020,892     Ser. 99-30, Class SG, 9.5s, 2025                                                         933,478
 ........................................................................................................................
          7,784,440     Ser. 99-46, IO, Class SQ, 1.8s, 2027                                                     369,761
 ........................................................................................................................
          1,385,000   LB Commercial Conduit Mortgage Trust
                      Ser. 99-C2, Class B, 7.425s, 2009                                                        1,361,592
 ........................................................................................................................
                      Merrill Lynch Mortgage Investors, Inc.
 ........................................................................................................................
          1,395,000     Ser. 96-C2, 6.96s, 2028                                                                1,196,213
 ........................................................................................................................
          1,835,298     Ser. 98-C2, Class A1, 6.22s, 2030                                                      1,771,923
 ........................................................................................................................
         22,202,858     Ser. 98-C2, Class IO, 1.076s, 2030                                                     1,540,323
 ........................................................................................................................
                      Morgan Stanley Capital I
 ........................................................................................................................
            787,507     Ser. 98-HF1, Class A1, 6.19s, 2007                                                       759,668
 ........................................................................................................................
         10,000,000     Ser. WF2, Class B, 6.63s, 2008                                                         9,423,438
 ........................................................................................................................
            685,000   Morgan Stanley Dean Witter Capital 1
                      Ser. 00, Class B, 7.7807s, 2010                                                            684,893
 ........................................................................................................................
          1,914,253   Mortgage Capital Funding, Inc.
                      Ser. 98-MC1, Class A1, 6.417s, 2007                                                      1,849,422
 ........................................................................................................................
          6,880,000   PNC Mortgage Acceptance Corp.
                      Ser. 00-C1, Class A2, 7.61s, 2010                                                        6,889,944
 ........................................................................................................................
          2,575,000   Residential Asset Securitization
                      Trust Ser. 98-A12, Class A14, 8s, 2028                                                   2,588,680
 ........................................................................................................................
          2,765,000   Salomon Brothers Mortgage Securities
                      Ser. 00-C1, Class A2, 7.52s, 2008                                                        2,754,217
 ........................................................................................................................
          4,376,374   TIAA Retail Commercial Mortgage Trust
                      Ser. 99-1, Class A, 7.17s, 2032                                                          4,309,361
------------------------------------------------------------------------------------------------------------------------
                      Total Collateralized Mortgage Obligations
                      (cost $102,455,958)                                                                   $102,190,971
------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (6.5%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
 ........................................................................................................................
         $1,327,000   Advanta Mortgage Loan Trust
                      Ser. 00-1, Class A4, 8.61s, 2028                                                        $1,358,012
 ........................................................................................................................
         25,000,000   American Express Credit Account
                      Master Trust Ser. 96-1, Class A,
                      6.8s, 2003                                                                              24,914,000
 ........................................................................................................................
         15,900,000   First USA Credit Card Master Trust
                      Ser. 98-5, Class A, 6.561s, 2006                                                        15,904,929
 ........................................................................................................................
          2,542,000   Ford Credit Auto Owner Trust
                      Ser. 00-C, Class A3, 7.13s, 2002                                                         2,541,206
 ........................................................................................................................
          2,660,319   Green Tree Financial Corp. Ser. 93-3,
                      Class A5, 5 3/4s, 2018                                                                   2,643,692
 ........................................................................................................................
          2,780,000   Mach One CDO, Ltd. Ser. 00-1, Class
                      A, 6.7s, 2030                                                                            2,579,319
 ........................................................................................................................
          5,670,991   Structured Asset Security Corp.
                      Ser. 99-RF1, IO, Class A, 7.876s, 2028                                                   5,661,248
------------------------------------------------------------------------------------------------------------------------
                                                                                                              55,602,406
------------------------------------------------------------------------------------------------------------------------
                      Total Asset-Backed Securities
                      (cost $55,137,102)                                                                     $55,602,406
------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS AND NOTES (0.7%) (a)
(cost $6,408,396)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
 ........................................................................................................................
         $6,675,000   Quebec (Province of) sr. unsub. 5 3/4s,
                      2009 (Canada)                                                                           $5,977,129
------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.7%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
 ........................................................................................................................
              2,240   Centaur Funding Corp 144a 9.08% pfd.
                      (Cayman Islands)                                                                        $2,307,178
 ........................................................................................................................
              1,000   Fresenius Medical Capital Trust II
                      company guaranty, 7.875% (Germany)                                                         895,000
 ........................................................................................................................
              3,170   Webster Pref Cap Corp. Ser. A, $7.375
                      cum. pfd. (7.375%)                                                                       3,122,437
------------------------------------------------------------------------------------------------------------------------
                      Total Preferred Stocks
                      (cost $6,408,396)                                                                       $6,324,615
------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES (0.4%) (a) (cost $3,572,242)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                          Rating (RAT)             Value
 ........................................................................................................................
         $3,575,000   Mashantucket Pequot Tribe
                      144a bonds 6.57s, 9/01/2015                                                  Aaa        $3,110,608
------------------------------------------------------------------------------------------------------------------------
WARRANTS (--%) (a) (NON)
------------------------------------------------------------------------------------------------------------------------
Number of Warrants                                                                     Expiration Date             Value
 ........................................................................................................................
                140   Birch Telecommunications,
                      Inc. 144a                                                                6/15/08            $7,700
 ........................................................................................................................
                120   Telehub Communications Corp.                                             7/31/05                60
------------------------------------------------------------------------------------------------------------------------
                      Total Warrants
                      (cost $6,700)                                                                               $7,760
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (4.3%) (a) (cost $37,109,000)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
 ........................................................................................................................
        $37,109,000   Interest in $750,000,000 joint
                      tri-party repurchase agreement dated
                      June 30, 2000 with Goldman Sachs & Co.
                      due July 3, 2000 with respect to various
                      U.S. Treasury obligations -- maturity value
                      of $37,129,101 for an effective
                      yield of 6.50%                                                                         $37,109,000
------------------------------------------------------------------------------------------------------------------------
                      Total Investments
                      (cost $893,502,282) (b)                                                               $850,950,776
------------------------------------------------------------------------------------------------------------------------


Futures Contracts Outstanding at June 30, 2000 (Unaudited)
-----------------------------------------------------------------------------
                                                                   Unrealized
                               Total     Aggregate  Expiration  Appreciation/
                               Value    Face Value        Date (Depreciation)
 .............................................................................
U.S. Treasury
10yr (Short)             $17,628,703   $17,078,533      Sep-00      $(550,170)
 .............................................................................
U.S. Treasury
5yr (Short)               60,795,594    59,497,332      Sep-00     (1,298,262)
 .............................................................................
U.S. Treasury Bond
(Long)                     6,035,313     5,820,664      Sep-00        214,649
-----------------------------------------------------------------------------
                                                                  $(1,633,783)
-----------------------------------------------------------------------------
See page 133 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT International Growth Fund
The fund's portfolio
June 30, 2000 (Unaudited)

COMMON STOCKS (95.4%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
 ........................................................................................................................
Australia (1.3%)
 ........................................................................................................................
            153,400   CSR, Ltd.                                                                                 $427,137
 ........................................................................................................................
            188,749   News Corp., Ltd. ADR                                                                    10,286,821
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,713,958
------------------------------------------------------------------------------------------------------------------------
Brazil (0.2%)
 ........................................................................................................................
             89,400   Telesp-Telecomunicacoes de Sao Paulo
                      S.A. ADR                                                                                 1,653,900
------------------------------------------------------------------------------------------------------------------------
Canada (4.3%)
 ........................................................................................................................
            171,267   Bank of Nova Scotia                                                                      4,197,267
 ........................................................................................................................
            205,000   BCE, Inc.                                                                                4,881,563
 ........................................................................................................................
             48,158   BCE, Inc.                                                                                1,141,200
 ........................................................................................................................
            243,180   Nortel Networks Corp.                                                                   16,861,049
 ........................................................................................................................
             60,200   Seagram Co., Ltd.                                                                        3,491,600
 ........................................................................................................................
            243,000   Sun Life Financial Services of
                      Canada, Inc. (NON)                                                                       4,093,201
 ........................................................................................................................
             63,600   Suncor Energy, Inc. (NON)                                                                1,468,485
------------------------------------------------------------------------------------------------------------------------
                                                                                                              36,134,365
------------------------------------------------------------------------------------------------------------------------
Finland (3.3%)
 ........................................................................................................................
            465,988   Nokia Oyj AB Class A                                                                    23,870,925
 ........................................................................................................................
             45,789   Sonera Group OYJ                                                                         2,095,469
 ........................................................................................................................
            185,201   Stora Enso Oyj Class R                                                                   1,695,093
 ........................................................................................................................
             21,000   Stora Enso Oyj Class A                                                                     193,213
------------------------------------------------------------------------------------------------------------------------
                                                                                                              27,854,700
------------------------------------------------------------------------------------------------------------------------
France (13.8%)
 ........................................................................................................................
            181,955   Aventis S.A.                                                                            13,331,785
 ........................................................................................................................
             82,162   Axa S.A.                                                                                12,992,770
 ........................................................................................................................
             15,990   Bouygues S.A.                                                                           10,727,371
 ........................................................................................................................
             52,568   France Telecom S.A.                                                                      7,375,803
 ........................................................................................................................
             34,355   Groupe Danone                                                                            4,576,691
 ........................................................................................................................
            228,580   Havas Advertising S.A.                                                                   5,246,752
 ........................................................................................................................
             64,618   Lafarge Coppee                                                                           5,041,093
 ........................................................................................................................
              6,943   Publicis S.A.                                                                            2,734,864
 ........................................................................................................................
            225,058   Sanofi-Synthelabo SA                                                                    10,763,210
 ........................................................................................................................
            101,130   Television Francaise I                                                                   7,075,378
 ........................................................................................................................
            239,706   Total S.A. Class B                                                                      36,895,317
------------------------------------------------------------------------------------------------------------------------
                                                                                                             116,761,034
------------------------------------------------------------------------------------------------------------------------
Germany (2.6%)
 ........................................................................................................................
             13,722   Allianz AG                                                                               4,997,443
 ........................................................................................................................
            269,131   Bayerische Motoren Werke (BMW) AG                                                        8,150,751
 ........................................................................................................................
            140,026   Deutsche Lufthansa AG                                                                    3,287,923
 ........................................................................................................................
             41,117   ProSieben Media AG                                                                       5,162,256
------------------------------------------------------------------------------------------------------------------------
                                                                                                              21,598,373
------------------------------------------------------------------------------------------------------------------------
Hong Kong (3.0%)
 ........................................................................................................................
            859,000   Cheung Kong Infrastructure Holdings (NON)                                                9,504,894
 ........................................................................................................................
          1,767,000   China Telecom, Ltd. (NON)                                                               15,584,909
 ........................................................................................................................
            128,000   Hong Kong and China Gas Co., Ltd.                                                          143,686
 ........................................................................................................................
             74,000   Hong Kong Electric Holdings, Ltd.                                                          238,287
------------------------------------------------------------------------------------------------------------------------
                                                                                                              25,471,776
------------------------------------------------------------------------------------------------------------------------
Ireland (1.9%)
 ........................................................................................................................
            410,889   CRH PLC                                                                                  7,442,745
 ........................................................................................................................
            114,399   Elan Corp. PLC (NON)                                                                     5,355,914
 ........................................................................................................................
             70,300   Elan Corp. PLC ADR (NON)                                                                 3,405,156
------------------------------------------------------------------------------------------------------------------------
                                                                                                              16,203,815
------------------------------------------------------------------------------------------------------------------------
Italy (2.3%)
 ........................................................................................................................
              6,000   Alleanza Assicurazioni                                                                      80,218
 ........................................................................................................................
            485,700   Banca Intesa SpA                                                                         2,183,171
 ........................................................................................................................
            179,400   Bulgari SpA                                                                              2,407,117
 ........................................................................................................................
          1,610,400   ENI SpA                                                                                  9,337,615
 ........................................................................................................................
            364,141   Mediaset SpA                                                                             5,583,884
------------------------------------------------------------------------------------------------------------------------
                                                                                                              19,592,005
------------------------------------------------------------------------------------------------------------------------
Japan (14.0%)
 ........................................................................................................................
             21,600   Asatsu, Inc.                                                                               888,259
 ........................................................................................................................
            130,000   Eisai Co., Ltd.                                                                          4,178,484
 ........................................................................................................................
             30,400   Fujisawa Pharmaceutical Co., Ltd.                                                        1,232,898
 ........................................................................................................................
            497,000   Fujitsu Ltd. (NON)                                                                      17,243,241
 ........................................................................................................................
                 76   KDD Corp.                                                                                    7,688
 ........................................................................................................................
             51,600   Kyocera Corp. (NON)                                                                      8,775,610
 ........................................................................................................................
                900   Mitsumi Electric Company, Ltd.                                                              33,182
 ........................................................................................................................
            566,624   NEC Corp. (NON)                                                                         17,837,568
 ........................................................................................................................
          1,367,000   Nikko Securities Co., Ltd.                                                              13,569,200
 ........................................................................................................................
             21,600   Nintendo Co., Ltd.                                                                       3,781,736
 ........................................................................................................................
              1,611   Nippon Telegraph and Telephone Corp.                                                    21,473,908
 ........................................................................................................................
             11,000   Nippon Television Network Corp.                                                          7,175,269
 ........................................................................................................................
             99,000   Nomura Securities Co., Ltd.                                                              2,428,673
 ........................................................................................................................
              2,700   Rohm Company, Ltd.                                                                         791,265
 ........................................................................................................................
                200   Sharp Corp.                                                                                  3,545
 ........................................................................................................................
            298,000   Shiseido Co., Ltd. (NON)                                                                 4,620,155
 ........................................................................................................................
             61,600   Sony Corp.                                                                               5,765,173
 ........................................................................................................................
            291,200   Sumitomo Corp.                                                                           3,284,190
 ........................................................................................................................
            413,000   Toshiba Corp.                                                                            4,673,483
 ........................................................................................................................
              4,000   Toyko Broadcasting System, Inc.                                                            173,190
------------------------------------------------------------------------------------------------------------------------
                                                                                                             117,936,717
------------------------------------------------------------------------------------------------------------------------
Mexico (1.5%)
 ........................................................................................................................
            876,860   Carso Global Telecom (NON)                                                               2,504,550
 ........................................................................................................................
             32,291   Grupo Televisa S.A. GDR (NON)                                                            2,226,061
 ........................................................................................................................
            141,766   Telefonos de Mexico S.A. Class L ADR                                                     8,098,383
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,828,994
------------------------------------------------------------------------------------------------------------------------
Netherlands (8.5%)
 ........................................................................................................................
            168,543   Akzo-Nobel N.V. (NON)                                                                    7,188,157
 ........................................................................................................................
             85,181   Gucci Group N.V.                                                                         8,070,900
 ........................................................................................................................
            314,061   ING Groep N.V.                                                                          21,310,521
 ........................................................................................................................
            158,020   Koninklijke Ahold NV                                                                     4,669,092
 ........................................................................................................................
            519,003   Philips Electronics N.V.                                                                24,572,176
 ........................................................................................................................
            212,051   Wolters Kluwer NV                                                                        5,670,108
------------------------------------------------------------------------------------------------------------------------
                                                                                                              71,480,954
------------------------------------------------------------------------------------------------------------------------
Singapore (0.8%)
 ........................................................................................................................
            291,366   DBS Group Holdings Ltd.                                                                  3,742,161
 ........................................................................................................................
            320,345   Oversea-Chinese Banking Corp.                                                            2,205,441
 ........................................................................................................................
             13,000   Singapore Press Holdings, Ltd.                                                             203,066
 ........................................................................................................................
             22,000   Venture Manufacturing, Ltd.                                                                224,009
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,374,677
------------------------------------------------------------------------------------------------------------------------
South Korea (3.2%)
 ........................................................................................................................
             75,850   Korea Electric Power Corp.                                                               2,353,942
 ........................................................................................................................
            101,162   Korea Telecom Corp.                                                                      4,893,712
 ........................................................................................................................
             71,400   Pohang Iron & Steel Company, Ltd. ADR                                                    1,713,600
 ........................................................................................................................
             54,274   Samsung Electronics Co.                                                                 17,963,141
------------------------------------------------------------------------------------------------------------------------
                                                                                                              26,924,395
------------------------------------------------------------------------------------------------------------------------
Spain (2.0%)
 ........................................................................................................................
            162,230   Banco Bilbao Vizcaya Argentina, S.A. (NON)                                               2,433,281
 ........................................................................................................................
            199,140   Iberdrola S.A.                                                                           2,576,553
 ........................................................................................................................
            547,327   Telefonica S.A. (NON)                                                                   11,802,559
------------------------------------------------------------------------------------------------------------------------
                                                                                                              16,812,393
------------------------------------------------------------------------------------------------------------------------
Sweden (3.5%)
 ........................................................................................................................
            145,175   Enea Data AB                                                                               993,669
 ........................................................................................................................
            681,205   Investor AB                                                                              9,364,043
 ........................................................................................................................
             32,498   NetCom AB (NON)                                                                          2,413,438
 ........................................................................................................................
            116,493   Sandvik AB Class B (NON)                                                                 2,458,499
 ........................................................................................................................
             57,877   SKF AB                                                                                     924,342
 ........................................................................................................................
            180,460   Svenska Handelsbanken AB                                                                 2,635,054
 ........................................................................................................................
            557,617   Telefonaktiebolaget LM Ericsson Class B                                                 11,100,179
------------------------------------------------------------------------------------------------------------------------
                                                                                                              29,889,224
------------------------------------------------------------------------------------------------------------------------
Switzerland (7.7%)
 ........................................................................................................................
             21,050   ABB, Ltd.                                                                                2,528,305
 ........................................................................................................................
              6,360   ABB, Ltd. ADR                                                                              741,492
 ........................................................................................................................
             12,173   Ares-Serono Group Class B                                                               10,184,104
 ........................................................................................................................
              5,087   Cie Finance Richemont                                                                   13,753,300
 ........................................................................................................................
             10,496   Clariant AG                                                                              3,912,756
 ........................................................................................................................
              1,845   Julius Baer Holdings AG                                                                  7,320,528
 ........................................................................................................................
              4,317   Nestle SA                                                                                8,670,648
 ........................................................................................................................
             10,235   Swatch Group AG (The)                                                                    2,679,006
 ........................................................................................................................
              4,752   Swatch Group AG (The) Class B                                                            6,062,776
 ........................................................................................................................
              4,379   Swiss Re                                                                                 8,956,801
------------------------------------------------------------------------------------------------------------------------
                                                                                                              64,809,716
------------------------------------------------------------------------------------------------------------------------
Taiwan (1.2%)
 ........................................................................................................................
            404,000   Hon Hai Precision Industry                                                               3,652,423
 ........................................................................................................................
             23,500   Hon Hai Precision Industry GDR                                                             584,563
 ........................................................................................................................
          1,240,680   Taiwan Semiconductor Manufacturing
                      Company, Ltd. (NON)                                                                      5,890,708
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,127,694
------------------------------------------------------------------------------------------------------------------------
United Kingdom (18.6%)
 ........................................................................................................................
             85,300   AstraZeneca Group PLC                                                                    3,982,783
 ........................................................................................................................
          1,226,111   Aegis Group PLC                                                                          3,609,373
 ........................................................................................................................
            107,600   ARM Holdings PLC (NON)                                                                   1,152,996
 ........................................................................................................................
            421,847   BOC Group PLC                                                                            6,065,501
 ........................................................................................................................
          1,594,169   British Petroleum Co. PLC                                                               15,296,992
 ........................................................................................................................
            272,019   Cable & Wireless PLC                                                                     4,606,936
 ........................................................................................................................
            672,003   Carlton Communications PLC                                                               8,645,151
 ........................................................................................................................
            384,824   Diageo PLC                                                                               3,453,817
 ........................................................................................................................
            173,500   EMAP PLC                                                                                 2,791,356
 ........................................................................................................................
            537,180   EMI Group PLC                                                                            4,878,132
 ........................................................................................................................
          1,326,578   Granada Group PLC                                                                       13,251,320
 ........................................................................................................................
            723,418   Invensys PLC                                                                             2,715,335
 ........................................................................................................................
            330,700   Misys PLC                                                                                2,792,871
 ........................................................................................................................
            329,500   Royal Bank of Scotland Group PLC                                                         5,515,603
 ........................................................................................................................
            702,577   Scottish Power PLC                                                                       5,954,762
 ........................................................................................................................
          3,123,726   Shell Transportation & Trading (NON)                                                    26,073,593
 ........................................................................................................................
            131,914   Smiths Industries PLC                                                                    1,717,006
 ........................................................................................................................
          1,735,953   Tesco PLC (NON)                                                                          5,399,235
 ........................................................................................................................
          7,768,481   Vodafone Airtouch PLC                                                                   31,392,781
 ........................................................................................................................
            263,100   Williams PLC                                                                             1,533,077
 ........................................................................................................................
            422,734   WPP Group PLC                                                                            6,174,146
------------------------------------------------------------------------------------------------------------------------
                                                                                                             157,002,766
------------------------------------------------------------------------------------------------------------------------
United States (1.8%)
 ........................................................................................................................
            275,874   Pharmacia Corp.                                                                         14,259,237
 ........................................................................................................................
             49,800   Snyder Communications, Inc.                                                              1,182,750
------------------------------------------------------------------------------------------------------------------------
                                                                                                              15,441,987
------------------------------------------------------------------------------------------------------------------------
                      Total Common Stocks
                      (cost $684,644,669)                                                                   $805,613,443
------------------------------------------------------------------------------------------------------------------------
UNITS (0.8%) (a)
------------------------------------------------------------------------------------------------------------------------
Number Of Units                                                                                                    Value
 ........................................................................................................................
              1,860   Nippon Television Networks
                      Call Warrants (issued by Lehman Brothers
                      Finance S.A.) expiration 8/4/00 (Japan) (NON)                                           $2,426,017
 ........................................................................................................................
             35,000   Tokyo Broadcasting System, Inc. Call
                      Warrants (issued by Lehman Brothers
                      Finance S.A.) expiration 11/17/00
                      (Japan) (NON)                                                                            1,514,100
 ........................................................................................................................
             51,900   Tokyo Broadcasting System, Inc.
                      Structured Notes (issued by UBS, AG)
                      3.15s, 2000 (Japan)                                                                      2,309,571
------------------------------------------------------------------------------------------------------------------------
                      Total Units
                      (cost $4,554,592)                                                                       $6,249,688
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (4.5%) (a) (cost $37,916,000)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
 ........................................................................................................................
        $37,916,000   Interest in $750,000,000 joint
                      tri-party repurchase agreement dated
                      June 30, 2000 with Goldman Sachs & Co.
                      due July 3, 2000 with respect to various
                      U.S. Treasury obligations -- maturity
                      value of $37,936,538 for an effective
                      yield of 6.50%.                                                                        $37,916,000
------------------------------------------------------------------------------------------------------------------------
                      Total Investments
                      (cost $727,115,261) (b)                                                               $849,779,131
------------------------------------------------------------------------------------------------------------------------
The fund had the following industry group concentrations greater than
10% at June 30, 2000 (as a percentage of net assets):

Technology                       19.5%
Communication Services           14.2
Financial                        12.3
Consumer Staples                 11.8
Energy                           10.5
------------------------------------------------------------------------------------------------------------------------


Forward Currency Contracts to Buy at June 30, 2000 (Unaudited)
-----------------------------------------------------------------------------
                              Market     Aggregate    Delivery     Unrealized
                               Value    Face Value        Date   Depreciation
 .............................................................................
Euro Dollars             $45,034,123   $45,478,659    10/18/00      $(444,536)
-----------------------------------------------------------------------------
Forward Currency Contracts to Sell at June 30, 2000 (Unaudited)
(aggregate face value $19,084,413)
-----------------------------------------------------------------------------
                                                                   Unrealized
                              Market     Aggregate    Delivery  Appreciation/
                               Value    Face Value        Date (Depreciation)
 .............................................................................
Canadian Dollar           $7,629,556    $7,637,733    10/18/00         $8,177
 .............................................................................
Hong Kong Dollar          11,454,616    11,446,680    10/18/00         (7,936)
-----------------------------------------------------------------------------
                                                                         $241
-----------------------------------------------------------------------------
See page 133 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT International Growth and Income Fund
The fund's portfolio
June 30, 2000 (Unaudited)

COMMON STOCKS (98.2%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
 ........................................................................................................................
Aerospace/Defense (0.9%)
 ........................................................................................................................
            482,808   Bae Systems PLC (United Kingdom)                                                        $3,010,607
 ........................................................................................................................
            270,100   Rolls-Royce PLC (United Kingdom)                                                           958,627
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,969,234
------------------------------------------------------------------------------------------------------------------------
Airlines (0.6%)
 ........................................................................................................................
            118,425   Deutsche Lufthansa AG (Germany)                                                          2,780,714
------------------------------------------------------------------------------------------------------------------------
Automotive (4.3%)
 ........................................................................................................................
            262,000   Honda Motor Co., Ltd. (Japan)                                                            8,941,388
 ........................................................................................................................
            287,900   Hyundai Motor Co., Ltd. (South Korea)                                                    3,692,681
 ........................................................................................................................
            129,202   Valeo SA (France)                                                                        6,934,323
------------------------------------------------------------------------------------------------------------------------
                                                                                                              19,568,392
------------------------------------------------------------------------------------------------------------------------
Banking (8.5%)
 ........................................................................................................................
            302,841   Australia & New Zealand Banking
                      Group, Ltd. (Australia)                                                                  2,328,024
 ........................................................................................................................
            286,463   Bank of Nova Scotia (Canada)                                                             7,020,394
 ........................................................................................................................
            129,105   Barclays PLC (United Kingdom)                                                            3,210,429
 ........................................................................................................................
             55,333   BNP Paribas (France)                                                                     5,345,540
 ........................................................................................................................
            164,380   DBS Group Holdings, Ltd. (Singapore)                                                     2,111,216
 ........................................................................................................................
            246,676   National Bank of Canada (Canada)                                                         3,680,489
 ........................................................................................................................
            350,950   Overseas-Chinese Banking
                      Corp, Ltd. (Singapore)                                                                   2,416,144
 ........................................................................................................................
            215,900   Royal Bank of Scotland Group PLC
                      (United Kingdom)                                                                         3,614,017
 ........................................................................................................................
            346,419   San Paolo SpA (Italy)                                                                    6,172,028
 ........................................................................................................................
             14,836   UBS AG (Switzerland)                                                                     2,181,228
------------------------------------------------------------------------------------------------------------------------
                                                                                                              38,079,509
------------------------------------------------------------------------------------------------------------------------
Beverage (4.1%)
 ........................................................................................................................
            467,269   Bass PLC (United Kingdom)                                                                5,254,582
 ........................................................................................................................
          1,063,941   Diageo PLC (United Kingdom)                                                              9,548,929
 ........................................................................................................................
            846,925   Fomento Economico Mexicano, S.A.
                      de C.V. (Mexico)                                                                         3,615,659
------------------------------------------------------------------------------------------------------------------------
                                                                                                              18,419,170
------------------------------------------------------------------------------------------------------------------------
Building Materials (0.5%)
 ........................................................................................................................
            206,000   Asahi Glass Co., Ltd. (Japan)                                                            2,307,714
------------------------------------------------------------------------------------------------------------------------
Chemicals (6.4%)
 ........................................................................................................................
            232,159   Akzo-Nobel NV (Netherlands)                                                              9,901,303
 ........................................................................................................................
            357,371   BOC Group PLC (United Kingdom)                                                           5,138,370
 ........................................................................................................................
              4,510   Clariant AG (Switzerland)                                                                1,681,262
 ........................................................................................................................
              7,300   Clariant AG 144A (Switzerland)                                                           2,721,334
 ........................................................................................................................
             53,817   Henkel KGaA (Germany)                                                                    2,708,372
 ........................................................................................................................
            198,700   Rhodia S.A. (France)                                                                     3,351,640
 ........................................................................................................................
            643,000   Teijin, Ltd. (Japan)                                                                     3,142,664
------------------------------------------------------------------------------------------------------------------------
                                                                                                              28,644,945
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (0.3%)
 ........................................................................................................................
             55,700   Hagemeyer N.V. (Netherlands)                                                             1,541,698
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (1.0%)
 ........................................................................................................................
             69,700   Alcatel (France)                                                                         4,589,193
------------------------------------------------------------------------------------------------------------------------
Computers (3.3%)
 ........................................................................................................................
            181,000   Fujitsu Ltd. (Japan)                                                                     6,279,732
 ........................................................................................................................
            148,000   NEC Corp. (Japan)                                                                        4,659,104
 ........................................................................................................................
            351,000   Toshiba Corp. (Japan)                                                                    3,971,895
------------------------------------------------------------------------------------------------------------------------
                                                                                                              14,910,731
------------------------------------------------------------------------------------------------------------------------
Conglomerates (3.4%)
 ........................................................................................................................
            160,076   Canadian Pacific, Ltd. (Canada)                                                          4,149,958
 ........................................................................................................................
          1,106,513   Cookson Group PLC (United Kingdom)                                                       3,692,730
 ........................................................................................................................
            144,000   Investor AB (Sweden)                                                                     1,979,466
 ........................................................................................................................
            210,800   Smiths Industries PLC (United Kingdom)                                                   2,743,794
 ........................................................................................................................
            798,350   Tomkins PLC (United Kingdom)                                                             2,594,830
------------------------------------------------------------------------------------------------------------------------
                                                                                                              15,160,778
------------------------------------------------------------------------------------------------------------------------
Construction (0.7%)
 ........................................................................................................................
            154,642   CRH PLC (Ireland)                                                                        2,801,148
 ........................................................................................................................
            165,900   CSR, Ltd. (Australia)                                                                      461,943
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,263,091
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (2.2%)
 ........................................................................................................................
             31,350   Aiful Corp. (Japan)                                                                      2,898,497
 ........................................................................................................................
             88,700   Promise Co., Ltd. (Japan)                                                                7,026,905
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,925,402
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (0.9%)
 ........................................................................................................................
            256,000   Shiseido Co., Ltd. (Japan)                                                               3,968,992
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (7.2%)
 ........................................................................................................................
            190,495   E.On AG (Germany)                                                                        9,384,119
 ........................................................................................................................
          1,049,549   Hong Kong Electric Holdings, Ltd.
                      (Hong Kong)                                                                              3,379,648
 ........................................................................................................................
            310,493   Iberdrola S.A. (Spain)                                                                   4,017,283
 ........................................................................................................................
            101,900   Iberdrola S.A. 144A (Spain)                                                              1,318,423
 ........................................................................................................................
            481,154   Scottish & Southern Energy PLC
                      (United Kingdom)                                                                         4,413,053
 ........................................................................................................................
          1,139,147   Scottish Power PLC (United Kingdom)                                                      9,654,954
------------------------------------------------------------------------------------------------------------------------
                                                                                                              32,167,480
------------------------------------------------------------------------------------------------------------------------
Electrical Equipment (2.6%)
 ........................................................................................................................
          1,882,701   Invensys PLC (United Kingdom)                                                            7,066,681
 ........................................................................................................................
             67,373   Schneider Electric S.A. (France)                                                         4,713,631
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,780,312
------------------------------------------------------------------------------------------------------------------------
Electronics (2.9%)
 ........................................................................................................................
             18,200   Hirose Electric Co., Ltd. (Japan)                                                        2,840,632
 ........................................................................................................................
             13,500   Samsung Electronics Co. (South Korea)                                                    4,468,114
 ........................................................................................................................
            225,600   Taiwan Semiconductor
                      Manufacturing Co. (Taiwan)                                                               1,071,141
 ........................................................................................................................
             32,000   TDK Corp. (Japan)                                                                        4,610,323
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,990,210
------------------------------------------------------------------------------------------------------------------------
Financial (1.6%)
 ........................................................................................................................
            320,191   Allied Zurich PLC (United Kingdom)                                                       3,787,220
 ........................................................................................................................
             14,020   Groupe Bruxelles Lambert SA (Belgium)                                                    3,513,715
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,300,935
------------------------------------------------------------------------------------------------------------------------
Food (0.3%)
 ........................................................................................................................
                583   Nestle S.A. (Switzerland)                                                                1,170,949
------------------------------------------------------------------------------------------------------------------------
Insurance (7.4%)
 ........................................................................................................................
             11,456   Allianz AG (Germany)                                                                     4,172,184
 ........................................................................................................................
            759,860   AMP Limited (Australia)                                                                  7,751,864
 ........................................................................................................................
             65,119   Assurances Generales
                      de France (AGF) (France)                                                                 3,454,396
 ........................................................................................................................
             43,869   Axa S.A. (France)                                                                        6,937,268
 ........................................................................................................................
            160,935   Internationale Nederlanden
                      Groep (ING) (Netherlands)                                                               10,920,199
------------------------------------------------------------------------------------------------------------------------
                                                                                                              33,235,911
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (2.4%)
 ........................................................................................................................
            742,000   Nikko Securities Co., Ltd. (Japan)                                                       7,365,286
 ........................................................................................................................
            149,000   Nomura Securities Co., Ltd. (Japan)                                                      3,655,275
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,020,561
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (1.0%)
 ........................................................................................................................
            473,458   Granada Group PLC (United Kingdom)                                                       4,729,419
------------------------------------------------------------------------------------------------------------------------
Manufacturing (0.8%)
 ........................................................................................................................
            203,357   SKF AB (Sweden)                                                                          3,421,761
------------------------------------------------------------------------------------------------------------------------
Media (0.4%)
 ........................................................................................................................
            123,570   Carlton Communications PLC
                      (United Kingdom)                                                                         1,589,697
------------------------------------------------------------------------------------------------------------------------
Metals (0.7%)
 ........................................................................................................................
              3,690   Pohang Iron & Steel Company, Ltd.
                      (South Korea)                                                                              317,795
 ........................................................................................................................
            109,900   Pohang Iron & Steel Company, Ltd.
                      ADR (South Korea)                                                                        2,637,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,955,395
------------------------------------------------------------------------------------------------------------------------
Office Equipment & Supplies (1.1%)
 ........................................................................................................................
             99,000   Cannon, Inc. (Japan)                                                                     4,941,577
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (5.8%)
 ........................................................................................................................
            895,050   British Petroleum Co. PLC
                      (United Kingdom)                                                                         8,588,533
 ........................................................................................................................
          1,265,619   Ente Nazionale Idrocarburi (ENI)
                      SpA (Italy)                                                                              7,338,464
 ........................................................................................................................
             65,370   Total Fina Elf S.A. (France)                                                            10,061,688
------------------------------------------------------------------------------------------------------------------------
                                                                                                              25,988,685
------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products (3.2%)
 ........................................................................................................................
            478,397   Abitibi-Consolidated Inc. (Canada)                                                       4,440,966
 ........................................................................................................................
          2,083,724   Jefferson Smurfit Group PLC (Ireland)                                                    3,547,805
 ........................................................................................................................
            445,383   Sappi, Ltd. (South Africa)                                                               3,352,699
 ........................................................................................................................
            171,459   Svenska Cellulosa AB (SCA) (Sweden)                                                      3,276,224
------------------------------------------------------------------------------------------------------------------------
                                                                                                              14,617,694
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (6.5%)
 ........................................................................................................................
            146,106   Aventis S.A. (France)                                                                   10,705,140
 ........................................................................................................................
            118,000   Eisai Co., Ltd. (Japan)                                                                  3,792,777
 ........................................................................................................................
            381,163   SmithKline Beecham PLC
                      (United Kingdom)                                                                         4,990,100
 ........................................................................................................................
             85,000   Yamanouchi Pharmaceutical Co.,
                      Ltd. (Japan)                                                                             4,652,581
 ........................................................................................................................
            113,440   Zeneca Group PLC (United Kingdom)                                                        5,296,681
------------------------------------------------------------------------------------------------------------------------
                                                                                                              29,437,279
------------------------------------------------------------------------------------------------------------------------
Photography/Imaging (0.8%)
 ........................................................................................................................
            167,000   Ricoh Co., Ltd. (Japan)                                                                  3,544,290
------------------------------------------------------------------------------------------------------------------------
Publishing (2.6%)
 ........................................................................................................................
            197,000   Dai Nippon Printing Co., Ltd. (Japan)                                                    3,480,743
 ........................................................................................................................
            633,800   Reed International PLC
                      (United Kingdom)                                                                         5,515,724
 ........................................................................................................................
            108,473   Wolters Kluwer NV (Netherlands)                                                          2,900,499
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,896,966
------------------------------------------------------------------------------------------------------------------------
Railroads (0.8%)
 ........................................................................................................................
            119,715   Canadian National Railway Co. (Canada)                                                   3,483,471
------------------------------------------------------------------------------------------------------------------------
Retail (1.5%)
 ........................................................................................................................
            156,000   Marui Co., Ltd. (Japan)                                                                  2,993,761
 ........................................................................................................................
          1,165,600   Tesco PLC (United Kingdom)                                                               3,625,299
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,619,060
------------------------------------------------------------------------------------------------------------------------
Technology (1.4%)
 ........................................................................................................................
            135,272   Koninklijke Philips Electronics
                      N.V. (Netherlands)                                                                       6,404,447
------------------------------------------------------------------------------------------------------------------------
Telecommunications (6.0%)
 ........................................................................................................................
            121,251   Cable & Wireless PLC (United Kingdom)                                                    2,053,515
 ........................................................................................................................
             77,904   Hellenic Telecommunications
                      Organization S.A. (Greece)                                                               1,909,455
 ........................................................................................................................
            285,000   Mahanager Telephone 144A GDR (India)                                                     2,921,250
 ........................................................................................................................
                817   Nippon Telegraph and Telephone
                      Corp. (Japan)                                                                           10,890,244
 ........................................................................................................................
            422,550   Portugal Telecom S.A. (Portugal)                                                         4,762,470
 ........................................................................................................................
             79,200   Telefonos de Mexico S.A. ADR
                      Class L, (Mexico)                                                                        4,524,300
------------------------------------------------------------------------------------------------------------------------
                                                                                                              27,061,234
------------------------------------------------------------------------------------------------------------------------
Telephone (3.5%)
 ........................................................................................................................
            358,700   BCE, Inc. (Canada)                                                                       8,541,545
 ........................................................................................................................
            335,093   Telefonica S.A. (Spain)                                                                  7,225,945
------------------------------------------------------------------------------------------------------------------------
                                                                                                              15,767,490
------------------------------------------------------------------------------------------------------------------------
Tobacco (0.6%)
 ........................................................................................................................
            382,881   British American Tobacco PLC (United
                      Kingdom)                                                                                 2,555,553
------------------------------------------------------------------------------------------------------------------------
                      Total Common Stocks
                      (cost $403,988,901)                                                                   $441,809,939
------------------------------------------------------------------------------------------------------------------------
UNITS (0.3%) (a) (cost $1,148,624)
------------------------------------------------------------------------------------------------------------------------
Number of Units                                                                                                    Value
 ........................................................................................................................
            238,200   Taiwan Semiconductor Manufacturing
                      Co. Structured Note (issued by
                      UBS AG Warburg Dillon Read)
                      3.7%, 2001 (Taiwan)                                                                     $1,169,199
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (5.0%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
 ........................................................................................................................
           $400,000   U.S. Treasury Bill effective yield of
                      5.77%, August 31, 2000 (SEG)                                                              $396,088
 ........................................................................................................................
         21,939,000   Interest in $500,000,000 joint
                      tri-party repurchase agreement dated
                      June 30, 2000 with S.B.C. Warburg Inc.
                      due July 3, 2000 with respect to various
                      U.S.Treasury obligations -- maturity
                      value of $21,951,066 for an effective
                      yield of 6.6%                                                                           21,939,000
------------------------------------------------------------------------------------------------------------------------
                      Total Short-Term Investments
                      (cost $22,335,089)                                                                     $22,335,088
------------------------------------------------------------------------------------------------------------------------
                      Total Investments
                      (cost $427,472,614) (b)                                                               $465,314,226
------------------------------------------------------------------------------------------------------------------------


Forward Currency Contracts to Buy at June 30, 2000 (Unaudited)
(aggregate face value $23,534,244)
-----------------------------------------------------------------------------
                                                                   Unrealized
                              Market     Aggregate    Delivery  Appreciation/
                               Value    Face Value        Date (Depreciation)
 .............................................................................
Euro Dollars              $2,045,429    $2,036,387     9/15/00         $9,042
 .............................................................................
Euro Dollars              21,228,017    21,497,857    10/18/00       (269,840)
-----------------------------------------------------------------------------
                                                                    $(260,798)
-----------------------------------------------------------------------------
Forward Currency Contracts to Sell at June 30, 2000 (Unaudited)
(aggregate face value $4,232,127)
-----------------------------------------------------------------------------
                              Market     Aggregate    Delivery     Unrealized
                               Value    Face Value        Date   Depreciation
 .............................................................................
Japanese Yen              $4,232,152    $4,232,127      9/6/00           $(25)
-----------------------------------------------------------------------------
Futures Contracts Outstanding at June 30, 2000 (Unaudited)
-----------------------------------------------------------------------------
                               Total     Aggregate  Expiration     Unrealized
                               Value    Face Value        Date   Depreciation
 .............................................................................
DAX Index (Long)          $1,998,263    $2,106,134      Sep-00      $(107,871)
-----------------------------------------------------------------------------
Diversification by Country (Unaudited)
-----------------------------------------------------------------------------
Distribution of investments by country of issue at
June 30, 2000: (as percentage of Market Value)
-----------------------------------------------------------------------------
Australia                                                                2.3%
 .............................................................................
Canada                                                                   6.7
 .............................................................................
France                                                                  12.1
 .............................................................................
Germany                                                                  4.1
 .............................................................................
Ireland                                                                  1.4
 .............................................................................
Italy                                                                    2.9
 .............................................................................
Japan                                                                   20.6
 .............................................................................
Mexico                                                                   1.8
 .............................................................................
Netherlands                                                              6.8
 .............................................................................
Portugal                                                                 1.0
 .............................................................................
South Korea                                                              1.6
 .............................................................................
Spain                                                                    2.7
 .............................................................................
Sweden                                                                   1.9
 .............................................................................
Switzerland                                                              1.7
 .............................................................................
United Kingdom                                                          22.3
 .............................................................................
United States                                                            4.8
 .............................................................................
Other                                                                    5.3
-----------------------------------------------------------------------------
Total                                                                  100.0%
-----------------------------------------------------------------------------
See page 133 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT International New Opportunities Fund
The fund's portfolio
June 30, 2000 (Unaudited)

COMMON STOCKS (92.6%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
 ........................................................................................................................
Advertising and Marketing Services (4.9%)
 ........................................................................................................................
          1,678,681   Aegis Group PLC (United Kingdom)                                                        $4,941,630
 ........................................................................................................................
            242,545   Aegis Group PLC 144A
                      (United Kingdom)                                                                           713,994
 ........................................................................................................................
            269,300   Havas Advertising SA (France)                                                            6,181,426
 ........................................................................................................................
             12,734   Publicis S.A. (France)                                                                   5,015,953
 ........................................................................................................................
            636,211   WPP Group PLC (United Kingdom)                                                           9,292,037
------------------------------------------------------------------------------------------------------------------------
                                                                                                              26,145,040
------------------------------------------------------------------------------------------------------------------------
Banking (3.1%)
 ........................................................................................................................
            318,450   Banca Fideuram SpA (Italy)                                                               4,822,199
 ........................................................................................................................
          1,433,072   Bipop-Carire SpA (Italy) (REL)                                                          11,317,279
------------------------------------------------------------------------------------------------------------------------
                                                                                                              16,139,478
------------------------------------------------------------------------------------------------------------------------
Broadcasting (8.2%)
 ........................................................................................................................
            348,636   Capital Radio PLC (United Kingdom)                                                       8,152,356
 ........................................................................................................................
                224   Fuji Television Network, Inc. (Japan)                                                    3,515,220
 ........................................................................................................................
            408,150   Mediaset SpA (Italy)                                                                     6,258,735
 ........................................................................................................................
             83,582   ProSieben Media AG (Germany)                                                            10,493,754
 ........................................................................................................................
            210,140   Societe Television Francaise (France)                                                   14,702,067
------------------------------------------------------------------------------------------------------------------------
                                                                                                              43,122,132
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (4.4%)
 ........................................................................................................................
             46,208   Altran Technologies SA (France)                                                          9,083,007
 ........................................................................................................................
            350,733   Capita Group PLC (United Kingdom)                                                        8,583,592
 ........................................................................................................................
             46,732   GfK AG (Germany) (NON)                                                                   2,306,579
 ........................................................................................................................
            164,862   Securitas AB Class B, (Sweden)                                                           3,516,906
------------------------------------------------------------------------------------------------------------------------
                                                                                                              23,490,084
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (9.8%)
 ........................................................................................................................
            476,272   Nokia Oyj AB Class A, (Finland)                                                         24,397,738
 ........................................................................................................................
            268,082   Nortel Networks Corp. (Canada)                                                          18,587,646
 ........................................................................................................................
            435,830   Telefonaktiebolaget LM Ericsson
                      Class B, (Sweden)                                                                        8,675,831
------------------------------------------------------------------------------------------------------------------------
                                                                                                              51,661,215
------------------------------------------------------------------------------------------------------------------------
Computers (1.7%)
 ........................................................................................................................
            122,948   Certicom Corp. (Canada) (NON)                                                            4,183,486
 ........................................................................................................................
             51,380   Dassault Systemes SA (France) (NON)                                                      4,811,001
 ........................................................................................................................
                300   Trend Micro Inc. (Japan) (NON)                                                              49,631
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,044,118
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (--%)
 ........................................................................................................................
                 10   Fancl Corp. (Japan)                                                                            954
 ........................................................................................................................
                100   Hindustan Lever Ltd (India) (NON)                                                            6,350
------------------------------------------------------------------------------------------------------------------------
                                                                                                                   7,304
------------------------------------------------------------------------------------------------------------------------
Electrical Equipment (0.9%)
 ........................................................................................................................
             14,600   Keyence Corp (Japan)                                                                     4,830,781
------------------------------------------------------------------------------------------------------------------------
Electronics (12.6%)
 ........................................................................................................................
          1,754,752   ARM Holdings PLC (United Kingdom) (NON)                                                 18,803,185
 ........................................................................................................................
             66,275   C-MAC Industries, Inc. (Canada) (NON)                                                    3,132,089
 ........................................................................................................................
             63,805   Epcos AG (Germany) (NON)                                                                 6,445,285
 ........................................................................................................................
                 30   Fuji Soft AB, Inc. (Japan)                                                                   1,784
 ........................................................................................................................
             45,000   Murata Manufacturing Co., Ltd. (Japan)                                                   6,474,759
 ........................................................................................................................
             13,300   Rohm Co., Ltd. (Japan)                                                                   3,897,712
 ........................................................................................................................
             16,860   Samsung Electronics Co. (South Korea)                                                    5,580,178
 ........................................................................................................................
            169,696   STMicroelectronics N.V. ADR (France) (NON)                                              10,892,362
 ........................................................................................................................
             64,000   Tokyo Electron, Ltd. (Japan)                                                             8,785,026
 ........................................................................................................................
            229,000   Venture Manufacturing, Ltd. (Singapore)                                                  2,331,733
------------------------------------------------------------------------------------------------------------------------
                                                                                                              66,344,113
------------------------------------------------------------------------------------------------------------------------
Food (0.9%)
 ........................................................................................................................
             25,600   C TWO-NETWORK Co., Ltd. (Japan)                                                          4,842,655
------------------------------------------------------------------------------------------------------------------------
Insurance (2.5%)
 ........................................................................................................................
            339,302   Mediolanum SpA (Italy)                                                                   5,541,187
 ........................................................................................................................
            283,600   Skandia Forsakrings AB (Sweden)                                                          7,538,079
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,079,266
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (4.9%)
 ........................................................................................................................
             48,323   Consors Discount Broker AG (Germany) (NON)                                               4,330,243
 ........................................................................................................................
              3,126   Direkt Anlage Bank AG (Germany) (NON)                                                      112,648
 ........................................................................................................................
            797,000   Nikko Securities Co., Ltd. (Japan)                                                       7,911,231
 ........................................................................................................................
            312,000   Nomura Securities Co., Ltd. (Japan)                                                      7,653,999
 ........................................................................................................................
            337,961   TD Waterhouse Group, Inc. (NON)                                                          5,850,950
------------------------------------------------------------------------------------------------------------------------
                                                                                                              25,859,071
------------------------------------------------------------------------------------------------------------------------
Manufacturing (2.5%)
 ........................................................................................................................
            492,119   Bombardier, Inc. (Canada)                                                               13,356,187
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (5.2%)
 ........................................................................................................................
            169,000   Fujisawa Pharmaceutical Co. (Japan)                                                      6,853,942
 ........................................................................................................................
            158,040   Sanofi-Synthelabo SA (France)                                                            7,558,130
 ........................................................................................................................
            201,000   Takeda Chemical Industries (Japan)                                                      13,225,184
------------------------------------------------------------------------------------------------------------------------
                                                                                                              27,637,256
------------------------------------------------------------------------------------------------------------------------
Publishing (0.7%)
 ........................................................................................................................
            303,532   Gruppo Editoriale L'Espresso (Italy)                                                     3,589,478
------------------------------------------------------------------------------------------------------------------------
Retail (2.4%)
 ........................................................................................................................
            882,670   Esprit Holdings, Ltd. (Hong Kong)                                                          917,230
 ........................................................................................................................
            128,000   Seven-Eleven Japan Co., Ltd. (Japan)                                                    10,733,220
 ........................................................................................................................
             18,700   Tsuruha Co., Ltd. (Japan)                                                                  827,340
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,477,790
------------------------------------------------------------------------------------------------------------------------
Semiconductor (4.3%)
 ........................................................................................................................
            117,521   ASM Lithography Holding
                      NV (Netherlands) (NON)                                                                   5,070,698
 ........................................................................................................................
            712,200   Chartered Semiconductor
                      Manufacturing (Singapore) (NON)                                                          6,221,707
 ........................................................................................................................
          1,607,347   Taiwan Semiconductor
                      Manufacturing Co. (Taiwan)                                                               7,631,631
 ........................................................................................................................
          1,300,610   Winbond Electronics Corp.
                      GDR (Taiwan) (NON)                                                                       3,764,367
------------------------------------------------------------------------------------------------------------------------
                                                                                                              22,688,403
------------------------------------------------------------------------------------------------------------------------
Software (5.5%)
 ........................................................................................................................
            124,739   Amdocs Ltd. (United Kingdom)                                                             9,573,718
 ........................................................................................................................
             60,549   BCE Emergis, Inc. (Canada) (NON)                                                         3,691,315
 ........................................................................................................................
             27,500   Oracle Corp. (Japan)                                                                     9,982,984
 ........................................................................................................................
            716,200   Sage Group (The) PLC (United Kingdom)                                                    5,799,233
------------------------------------------------------------------------------------------------------------------------
                                                                                                              29,047,250
------------------------------------------------------------------------------------------------------------------------
Technology Services (2.7%)
 ........................................................................................................................
            398,000   Hon Hai Precision Industry (Taiwan)                                                      3,598,179
 ........................................................................................................................
                 60   Obic Co., Ltd. (Japan)                                                                      27,226
 ........................................................................................................................
            175,739   SEMA Group PLC (United Kingdom)                                                          2,500,221
 ........................................................................................................................
                 20   Yahoo Japan Corp. (Japan) (NON)                                                          7,950,463
------------------------------------------------------------------------------------------------------------------------
                                                                                                              14,076,089
------------------------------------------------------------------------------------------------------------------------
Telecommunications (15.4%)
 ........................................................................................................................
            911,000   China Telecom, Ltd. (Hong Kong) (NON)                                                    8,035,004
 ........................................................................................................................
            391,183   Colt Telecommunications Group PLC
                      (United Kingdom) (NON)                                                                  13,025,220
 ........................................................................................................................
            317,692   KPNQwest N.V. (Netherlands) (NON)                                                       12,544,412
 ........................................................................................................................
                458   NTT DoCoMo (Japan)                                                                      12,426,357
 ........................................................................................................................
            133,367   SK Telecom Co., Ltd. ADR (South Korea)                                                   4,842,889
 ........................................................................................................................
             66,048   Telefonos de Mexico S.A. ADR
                      Class L, (Mexico)                                                                        3,772,992
 ........................................................................................................................
          6,529,564   Vodafone AirTouch PLC ADR
                      (United Kingdom)                                                                        26,386,260
------------------------------------------------------------------------------------------------------------------------
                                                                                                              81,033,134
------------------------------------------------------------------------------------------------------------------------
                      Total Common Stocks
                      (cost $430,731,555)                                                                   $488,470,844
------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (2.7%) (a) (cost 11,962,726)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
 ........................................................................................................................
             28,309   Marschollek, Lautenschlaeger und
                      Partner AG DEM $3.05 pfd. (Germany)                                                    $14,216,825
------------------------------------------------------------------------------------------------------------------------
UNITS (0.4%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Units                                                                                                    Value
 ........................................................................................................................
              3,350   Infosys Technologies Ltd. equity
                      participation note (issued by
                      Goldman Sachs & Co.) (India)                                                            $1,325,863
 ........................................................................................................................
              1,900   Infosys Technologies Ltd.II equity
                      participation note (issued by Goldman
                      Sachs & Co.) (India)                                                                       773,243
------------------------------------------------------------------------------------------------------------------------
                      Total Units
                      (cost $1,640,311)                                                                       $2,099,106
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (4.4%) (a) (cost $23,343,000)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
 ........................................................................................................................
        $23,343,000   Interest in $500,000,000 joint repurchase
                      agreement dated June 30, 2000 with
                      S.B.C. Warburg Inc. due July 3, 2000
                      with respect to various U.S. Treasury
                      obligations -- maturity value of
                      $23,355,839 for an effective
                      yield of 6.60%                                                                         $23,343,000
------------------------------------------------------------------------------------------------------------------------
                      Total Investments
                      (cost $467,677,592) (b)                                                               $528,129,775
------------------------------------------------------------------------------------------------------------------------
Diversification by Country (Unaudited)
------------------------------------------------------------------------------------------------------------------------
Distribution of investments by country of issue at
June 30, 2000: (as percentage of Market Value)
------------------------------------------------------------------------------------------------------------------------
Canada                                                                                                               8.3%
 ........................................................................................................................
Finland                                                                                                              4.6
 ........................................................................................................................
France                                                                                                              11.0
 ........................................................................................................................
Germany                                                                                                              7.2
 ........................................................................................................................
Hong Kong                                                                                                            1.7
 ........................................................................................................................
Italy                                                                                                                6.0
 ........................................................................................................................
Japan                                                                                                               20.8
 ........................................................................................................................
Netherlands                                                                                                          3.3
 ........................................................................................................................
Singapore                                                                                                            1.6
 ........................................................................................................................
South Korea                                                                                                          2.0
 ........................................................................................................................
Sweden                                                                                                               3.7
 ........................................................................................................................
Taiwan                                                                                                               2.8
 ........................................................................................................................
United Kingdom                                                                                                      20.4
 ........................................................................................................................
United States                                                                                                        5.5
 ........................................................................................................................
Other                                                                                                                1.1
------------------------------------------------------------------------------------------------------------------------
Total                                                                                                              100.0%
------------------------------------------------------------------------------------------------------------------------
See page 133 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





Putnam VT Investors Fund
The fund's portfolio
June 30, 2000 (Unaudited)

COMMON STOCKS (98.7%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
 ........................................................................................................................
Advertising and Marketing Services (1.4%)
 ........................................................................................................................
            274,100   Interpublic Group Cos., Inc.                                                           $11,786,300
 ........................................................................................................................
             63,600   Omnicom Group, Inc.                                                                      5,664,375
------------------------------------------------------------------------------------------------------------------------
                                                                                                              17,450,675
------------------------------------------------------------------------------------------------------------------------
Banking (2.4%)
 ........................................................................................................................
             81,200   Bank of America Corp.                                                                    3,491,600
 ........................................................................................................................
             22,900   Bank of New York Company, Inc.                                                           1,064,850
 ........................................................................................................................
            154,500   Fifth Third Bancorp                                                                      9,772,125
 ........................................................................................................................
            410,500   Firstar Corp.                                                                            8,646,156
 ........................................................................................................................
             50,000   Northern Trust Corp.                                                                     3,253,125
 ........................................................................................................................
             10,000   State Street Corp.                                                                       1,060,625
 ........................................................................................................................
             59,400   Zions Bancorp                                                                            2,725,903
------------------------------------------------------------------------------------------------------------------------
                                                                                                              30,014,384
------------------------------------------------------------------------------------------------------------------------
Beverage (0.4%)
 ........................................................................................................................
             70,900   Anheuser-Busch Cos., Inc.                                                                5,295,344
------------------------------------------------------------------------------------------------------------------------
Biotechnology (2.3%)
 ........................................................................................................................
            253,500   Amgen, Inc. (NON)                                                                       17,808,375
 ........................................................................................................................
             62,800   Genentech, Inc. (NON)                                                                   10,801,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                              28,609,975
------------------------------------------------------------------------------------------------------------------------
Broadcasting (1.6%)
 ........................................................................................................................
            223,000   Clear Channel Communications, Inc. (NON)                                                16,725,000
 ........................................................................................................................
             89,800   Echostar Communications Corp.
                      Class A (NON)                                                                            2,973,222
------------------------------------------------------------------------------------------------------------------------
                                                                                                              19,698,222
------------------------------------------------------------------------------------------------------------------------
Cable Television (2.4%)
 ........................................................................................................................
            993,000   AT&T Corp. - Liberty Media Group
                      Class A (NON)                                                                           24,080,250
 ........................................................................................................................
             66,000   General Motors Corp. Class H (NON)                                                       5,791,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                              29,871,750
------------------------------------------------------------------------------------------------------------------------
Chemicals (0.9%)
 ........................................................................................................................
             89,100   Avery Dennison Corp.                                                                     5,980,838
 ........................................................................................................................
            152,700   Praxair, Inc.                                                                            5,716,706
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,697,544
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (10.5%)
 ........................................................................................................................
             50,100   Brocade Communications Systems (NON)                                                     9,192,567
 ........................................................................................................................
            694,300   Cisco Systems, Inc. (NON)                                                               44,131,444
 ........................................................................................................................
             83,900   Comverse Technology, Inc. (NON)                                                          7,802,700
 ........................................................................................................................
             57,800   Corning, Inc.                                                                           15,598,775
 ........................................................................................................................
            412,600   Nortel Networks Corp.                                                                   28,159,950
 ........................................................................................................................
            343,900   NokiaCorp-Spon ADR (Finland)                                                            17,173,506
 ........................................................................................................................
            128,700   Tellabs, Inc. (NON)                                                                      8,807,906
------------------------------------------------------------------------------------------------------------------------
                                                                                                             130,866,848
------------------------------------------------------------------------------------------------------------------------
Computers (5.3%)
 ........................................................................................................................
            213,000   Apple Computer, Inc. (NON)                                                              11,155,875
 ........................................................................................................................
            277,000   EMC Corp. (NON)                                                                         21,311,688
 ........................................................................................................................
            108,700   Hewlett-Packard Co.                                                                     13,573,913
 ........................................................................................................................
            211,700   Sun Microsystems, Inc. (NON)                                                            19,251,469
------------------------------------------------------------------------------------------------------------------------
                                                                                                              65,292,945
------------------------------------------------------------------------------------------------------------------------
Conglomerates (7.7%)
 ........................................................................................................................
            992,700   General Electric Co.                                                                    52,613,100
 ........................................................................................................................
            906,300   Tyco International, Ltd.                                                                42,935,963
------------------------------------------------------------------------------------------------------------------------
                                                                                                              95,549,063
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (2.8%)
 ........................................................................................................................
             72,700   Avon Products, Inc.                                                                      3,235,150
 ........................................................................................................................
            161,500   Colgate-Palmolive Co.                                                                    9,669,813
 ........................................................................................................................
            208,800   Estee Lauder Cos. Class A                                                               10,322,550
 ........................................................................................................................
            198,800   Kimberly-Clark Corp.                                                                    11,406,150
------------------------------------------------------------------------------------------------------------------------
                                                                                                              34,633,663
------------------------------------------------------------------------------------------------------------------------
Distribution (0.5%)
 ........................................................................................................................
            137,300   SYSCO Corp.                                                                              5,783,763
------------------------------------------------------------------------------------------------------------------------
Electronics (9.7%)
 ........................................................................................................................
                  1   Agilent Technologies, Inc. (NON)                                                                37
 ........................................................................................................................
             25,400   Broadcom Corp. (NON)                                                                     5,561,013
 ........................................................................................................................
            321,400   Intel Corp.                                                                             42,967,163
 ........................................................................................................................
            149,200   JDS Uniphase Corp. (NON)                                                                17,885,350
 ........................................................................................................................
            166,500   Linear Technology Corp.                                                                 10,645,594
 ........................................................................................................................
            115,100   LSI Logic Corp. (NON)                                                                    6,229,788
 ........................................................................................................................
            150,400   SCI Systems, Inc. (NON)                                                                  5,893,800
 ........................................................................................................................
            269,200   Texas Instruments, Inc.                                                                 18,490,675
 ........................................................................................................................
            152,100   Xilinx, Inc. (NON)                                                                      12,557,756
------------------------------------------------------------------------------------------------------------------------
                                                                                                             120,231,176
------------------------------------------------------------------------------------------------------------------------
Entertainment (3.2%)
 ........................................................................................................................
            580,091   Viacom, Inc. Class B (NON)                                                              39,554,955
------------------------------------------------------------------------------------------------------------------------
Financial (3.6%)
 ........................................................................................................................
            342,700   American Express Co.                                                                    17,863,238
 ........................................................................................................................
            441,900   Citigroup, Inc.                                                                         26,624,475
------------------------------------------------------------------------------------------------------------------------
                                                                                                              44,487,713
------------------------------------------------------------------------------------------------------------------------
Health Care Services (1.1%)
 ........................................................................................................................
             91,600   Baxter International, Inc.                                                               6,440,625
 ........................................................................................................................
             70,800   CIGNA Corp.                                                                              6,619,800
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,060,425
------------------------------------------------------------------------------------------------------------------------
Insurance (2.0%)
 ........................................................................................................................
            215,000   American International Group, Inc.                                                      25,262,500
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (2.1%)
 ........................................................................................................................
             57,100   Merrill Lynch & Co., Inc.                                                                6,566,500
 ........................................................................................................................
            107,800   Morgan Stanley, Dean Witter, Discover
                      and Co.                                                                                  8,974,350
 ........................................................................................................................
            327,300   Schwab (Charles) Corp.                                                                  11,005,463
------------------------------------------------------------------------------------------------------------------------
                                                                                                              26,546,313
------------------------------------------------------------------------------------------------------------------------
Media (1.3%)
 ........................................................................................................................
            219,400   Time Warner, Inc.                                                                       16,674,400
------------------------------------------------------------------------------------------------------------------------
Medical Technology (1.3%)
 ........................................................................................................................
            141,200   Allergan, Inc.                                                                          10,519,400
 ........................................................................................................................
             93,100   PE Biosystems, Corp.                                                                     6,132,963
------------------------------------------------------------------------------------------------------------------------
                                                                                                              16,652,363
------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (1.6%)
 ........................................................................................................................
            300,700   Enron Corp.                                                                             19,395,150
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (4.1%)
 ........................................................................................................................
            133,200   Anadarko Petroleum Corp.                                                                 6,568,425
 ........................................................................................................................
            117,000   Apache Corp.                                                                             6,881,063
 ........................................................................................................................
            409,000   Conoco, Inc.                                                                             8,998,000
 ........................................................................................................................
            219,600   Exxon Mobil Corp.                                                                       17,238,600
 ........................................................................................................................
            183,500   Royal Dutch Petroleum Co. PLC
                      ADR (Netherlands)                                                                       11,296,719
------------------------------------------------------------------------------------------------------------------------
                                                                                                              50,982,807
------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products (0.3%)
 ........................................................................................................................
             75,800   Sealed Air Corp. (NON)                                                                   3,970,025
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (7.4%)
 ........................................................................................................................
            188,800   American Home Products Corp.                                                            11,092,000
 ........................................................................................................................
            109,100   Lilly (Eli) & Co.                                                                       10,896,363
 ........................................................................................................................
            767,250   Pfizer, Inc.                                                                            36,828,000
 ........................................................................................................................
            169,200   Pharmacia Corp.                                                                          8,745,525
 ........................................................................................................................
            471,300   Schering-Plough Corp.                                                                   23,800,650
------------------------------------------------------------------------------------------------------------------------
                                                                                                              91,362,538
------------------------------------------------------------------------------------------------------------------------
Retail (6.9%)
 ........................................................................................................................
            167,100   CVS Corp.                                                                                6,684,000
 ........................................................................................................................
            448,500   Home Depot, Inc. (The)                                                                  22,396,969
 ........................................................................................................................
             92,600   Kohls Corp. (NON)                                                                        5,150,875
 ........................................................................................................................
            232,300   RadioShack Corp.                                                                        11,005,213
 ........................................................................................................................
            173,000   Target Corp.                                                                            10,034,000
 ........................................................................................................................
            432,700   TJX Cos., Inc. (The)                                                                     8,113,125
 ........................................................................................................................
            387,600   Wal-Mart Stores, Inc.                                                                   22,335,450
------------------------------------------------------------------------------------------------------------------------
                                                                                                              85,719,632
------------------------------------------------------------------------------------------------------------------------
Semiconductor (2.1%)
 ........................................................................................................................
            190,600   Applied Materials, Inc. (NON)                                                           17,273,125
 ........................................................................................................................
            116,500   Teradyne, Inc. (NON)                                                                     8,562,750
------------------------------------------------------------------------------------------------------------------------
                                                                                                              25,835,875
------------------------------------------------------------------------------------------------------------------------
Software (6.7%)
 ........................................................................................................................
             90,000   BEA Systems, Inc. (NON)                                                                  4,449,375
 ........................................................................................................................
             61,400   I2 Technologies, Inc. (NON)                                                              6,401,909
 ........................................................................................................................
            418,400   Microsoft Corp. (NON)                                                                   33,472,000
 ........................................................................................................................
            189,500   Oracle Corp. (NON)                                                                      15,929,844
 ........................................................................................................................
             46,100   Siebel Systems, Inc. (NON)                                                               7,540,231
 ........................................................................................................................
            136,400   VERITAS Software Corp. (NON)                                                            15,415,331
------------------------------------------------------------------------------------------------------------------------
                                                                                                              83,208,690
------------------------------------------------------------------------------------------------------------------------
Technology Services (1.2%)
 ........................................................................................................................
            183,700   America Online, Inc. (NON)                                                               9,690,175
 ........................................................................................................................
             41,700   Yahoo! Inc. (NON)                                                                        5,165,588
------------------------------------------------------------------------------------------------------------------------
                                                                                                              14,855,763
------------------------------------------------------------------------------------------------------------------------
Telecommunications (5.5%)
 ........................................................................................................................
            143,400   ALLTEL Corp.                                                                             8,881,838
 ........................................................................................................................
            254,500   Nextel Communications, Inc. Class A (NON)                                               15,572,210
 ........................................................................................................................
            276,100   Sprint Corp. (Fon Group)                                                                14,081,100
 ........................................................................................................................
            199,500   Sprint Corp. (PCS Group) (NON)                                                          11,870,250
 ........................................................................................................................
            260,600   Vodafone AirTouch PLC
                      (United Kingdom)                                                                        10,798,613
 ........................................................................................................................
             65,900   VoiceStream Wireless Corp. (NON)                                                         7,663,964
------------------------------------------------------------------------------------------------------------------------
                                                                                                              68,867,975
------------------------------------------------------------------------------------------------------------------------
Transportation Services (0.4%)
 ........................................................................................................................
             80,600   United Parcel Service, Inc. zero %                                                       4,755,400
------------------------------------------------------------------------------------------------------------------------
                      Total Common Stocks
                      (cost $986,411,924)                                                                 $1,226,187,876
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.0%) (a) (cost $24,300,000)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
 ........................................................................................................................
        $24,300,000   Interest in $205,282 joint repurchase
                      agreement dated 6/30/00 with
                      Salomon Smith Barney, Inc. due
                      07/03/2000 with respect to various
                      U.S. Treasury obligations -- maturity
                      value of $24,313,163 for an effective
                      yield of 6.50%                                                                         $24,300,000
------------------------------------------------------------------------------------------------------------------------
                      Total Investments
                      (cost $1,010,711,924) (b)                                                           $1,250,487,876
------------------------------------------------------------------------------------------------------------------------


Futures Contracts Outstanding at June 30, 2000 (Unaudited)
-------------------------------------------------------------------------------
                                 Total     Aggregate  Expiration     Unrealized
                                 Value    Face Value        Date   Depreciation
 ...............................................................................
S&P 500 Index
(Long)                      $2,569,175    $2,581,238      Sep-00      $(12,063)
-------------------------------------------------------------------------------
See page 133 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT Money Market Fund
The fund's portfolio
June 30, 2000 (Unaudited)

COMMERCIAL PAPER (83.3%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                         Maturity Date             Value
 ........................................................................................................................
Domestic (57.7%) (a)
 ........................................................................................................................
         $7,000,000   Asset Securitization
                      Cooperative Corp. 6.67s                                                  8/28/00        $6,923,480
 ........................................................................................................................
          6,500,000   Asset Securitization
                      Cooperative Corp. 6.61s                                                  7/27/00         6,467,776
 ........................................................................................................................
         10,000,000   Asset Securitization
                      Cooperative Corp. 6.6s                                                   7/12/00         9,978,000
 ........................................................................................................................
         27,000,000   Associates Corp of
                      North America 6.9s                                                        7/3/00        26,984,475
 ........................................................................................................................
          5,000,000   AT&T Corp. 6.51s                                                         7/25/00         4,977,396
 ........................................................................................................................
          8,000,000   Banc One Financial Corp. 6.61s                                           7/24/00         7,964,747
 ........................................................................................................................
          5,000,000   BankAmerica Corp. 6.07s                                                  8/23/00         4,954,475
 ........................................................................................................................
          5,000,000   Bear Sterns Co., Inc. 6.58s                                              8/10/00         4,962,531
 ........................................................................................................................
          5,000,000   Bellsouth Capital
                      Funding Corp. 6.52s                                                      7/14/00         4,987,322
 ........................................................................................................................
          7,000,000   Corporate Asset
                      Funding Corp. 6.61s                                                      9/12/00         6,904,889
 ........................................................................................................................
          3,000,000   Corporate Asset
                      Funding Corp. 6.6s                                                       8/29/00         2,967,000
 ........................................................................................................................
          6,500,000   Corporate Asset
                      Funding Corp. 6.6s                                                       7/19/00         6,477,358
 ........................................................................................................................
          7,000,000   Corporate Asset
                      Funding Corp. 6.14s                                                      7/10/00         6,988,061
 ........................................................................................................................
          6,200,000   Corporate Receivables
                      Corp. 6.6s                                                                9/7/00         6,121,570
 ........................................................................................................................
          7,000,000   CXC Inc. 6.66s                                                           8/31/00         6,919,710
 ........................................................................................................................
          5,000,000   CXC Inc. 6.66s                                                            8/9/00         4,963,000
 ........................................................................................................................
          7,000,000   CXC Inc. 6.62s                                                           9/19/00         6,895,735
 ........................................................................................................................
         10,000,000   CXC Inc. 6.6s                                                            8/11/00         9,923,000
 ........................................................................................................................
         10,000,000   Delaware Funding Corp. 6.61s                                              8/8/00         9,928,392
 ........................................................................................................................
          4,000,000   Delaware Funding Corp. 6.57s                                             7/21/00         3,984,670
 ........................................................................................................................
          7,030,000   Delaware Funding Corp. 6.15s                                             7/13/00         7,014,388
 ........................................................................................................................
          4,500,000   Eureka Securitization Inc. 6.6s                                          7/10/00         4,491,750
 ........................................................................................................................
          8,000,000   Falcon Asset
                      Securitization Corp. 6.58s                                                8/2/00         7,951,747
 ........................................................................................................................
          6,000,000   Fleet Financial Group 6.53s                                              7/11/00         5,988,028
 ........................................................................................................................
          5,000,000   Ford Motor Credit
                      Company 6.56s                                                             7/7/00         4,993,622
 ........................................................................................................................
          3,200,000   Formosa Plastics Corp. (Bank of
                      America (LOC)) 6.8s                                                      11/9/00         3,120,213
 ........................................................................................................................
          9,000,000   Formosa Plastics Corp. (Bank of
                      America (LOC)) 6.68s                                                     8/10/00         8,931,530
 ........................................................................................................................
          4,000,000   Formosa Plastics Corp,USA
                      Ser. A (ABN AMRO Bank N.V.
                      (LOC)) 6.3s (Netherlands)                                               10/10/00         3,928,600
 ........................................................................................................................
          8,000,000   General Electric
                      Capital Corp. 6.65s                                                      8/24/00         7,918,722
 ........................................................................................................................
         10,000,000   General Electric Capital
                      International Funding 6.65s                                              8/17/00         9,911,333
 ........................................................................................................................
          7,500,000   General Electric Capital
                      International Funding 6.6s                                               7/17/00         7,476,625
 ........................................................................................................................
          6,000,000   General Motors
                      Acceptance Corp. 6.57s                                                   7/25/00         5,972,625
 ........................................................................................................................
         10,815,000   General Motors
                      Acceptance Corp. 6.17s                                                   7/31/00        10,757,539
 ........................................................................................................................
          6,000,000   General Motors
                      Acceptance Corp. 6.16s                                                   7/18/00         5,981,520
 ........................................................................................................................
          5,000,000   Goldman Sachs Group 6.79s                                                11/8/00         4,876,460
 ........................................................................................................................
          6,500,000   Goldman Sachs Group 6.66s                                                8/15/00         6,444,685
 ........................................................................................................................
          3,000,000   Goldman Sachs Group 6.17s                                                8/22/00         2,972,749
 ........................................................................................................................
          8,111,000   Metlife Funding 6.65s                                                    8/14/00         8,043,577
 ........................................................................................................................
          4,000,000   Old Line Funding Corp. 6.6s                                               8/1/00         3,976,533
 ........................................................................................................................
          7,283,000   Old Line Funding Corp.6.55s                                              7/20/00         7,256,498
 ........................................................................................................................
          5,000,000   Park Avenue
                      Receivables Corp. 6.55s                                                  7/12/00         4,989,083
 ........................................................................................................................
          7,000,000   PNC Funding Corp. 6.85s                                                   7/6/00         6,992,008
 ........................................................................................................................
          5,000,000   Preferred Receivables
                      Funding Corp. 6.57s                                                      7/28/00         4,974,450
 ........................................................................................................................
         10,900,000   Prudential Funding Corp. 6.95s                                            7/3/00        10,893,687
 ........................................................................................................................
          8,000,000   Salomon Smith Barney
                      Holding Sales 6.61s                                                      7/26/00         7,961,809
 ........................................................................................................................
          6,500,000   Salomon Smith Barney
                      Holding Sales 6.6s                                                       7/19/00         6,477,358
 ........................................................................................................................
          6,500,000   Salomon Smith Barney
                      Holding Sales 6.17s                                                      7/12/00         6,486,632
 ........................................................................................................................
          7,000,000   Sheffield Receivables Corp. 6.59s                                        7/18/00         6,976,935
 ........................................................................................................................
          7,000,000   Sheffield Receivables Corp. 6.54s                                         7/5/00         6,993,603
 ........................................................................................................................
          9,000,000   Sigma Finance, Inc. 6.68s                                                8/16/00         8,921,510
 ........................................................................................................................
          7,000,000   Sigma Finance, Inc. 6.62s                                                 9/5/00         6,913,756
 ........................................................................................................................
          8,000,000   Sigma Finance, Inc. 6.6s                                                 8/22/00         7,922,267
 ........................................................................................................................
          5,000,000   Sigma Finance, Inc. 6.25s                                                9/21/00         4,927,951
 ........................................................................................................................
          8,500,000   Thunder Bay Funding, Inc. 6.55s                                           7/6/00         8,490,707
 ........................................................................................................................
         12,000,000   Venture Business Trust 6.67s                                             8/23/00        11,879,820
 ........................................................................................................................
         10,000,000   Venture Business Trust 6.61s                                             9/20/00         9,849,439
 ........................................................................................................................
          4,650,000   Windmill Funding Corp. 6.6s                                               8/4/00         4,620,163
 ........................................................................................................................
          6,000,000   Windmill Funding Corp. 6.6s                                              7/21/00         5,976,900
 ........................................................................................................................
          3,475,000   Windmill Funding Corp. 6.22s                                             7/24/00         3,460,590
------------------------------------------------------------------------------------------------------------------------
                                                                                                             413,990,999
------------------------------------------------------------------------------------------------------------------------
Foreign (25.6%) (a)
------------------------------------------------------------------------------------------------------------------------
          6,500,000   Abbey National North America
                      Corp. 6.35s (United Kingdom)                                            12/22/00         6,299,358
 ........................................................................................................................
          9,200,000   Aegon Funding Corp.
                      6.6s (Netherlands)                                                        9/5/00         9,086,993
 ........................................................................................................................
          4,300,000   Aegon Funding Corp.
                      6.3s (Netherlands)                                                       9/27/00         4,233,028
 ........................................................................................................................
          6,500,000   Banco Bradesco S.A. (Barclays
                      Bank (LOC)) 6.62s
                      (United Kingdom)                                                         9/15/00         6,407,964
 ........................................................................................................................
          4,500,000   Banco Bradesco S.A. (Barclays
                      Bank (LOC)) 5.98s
                      (United Kingdom)                                                         9/28/00         4,432,725
 ........................................................................................................................
          9,500,000   Banco de Galicia Y Buenos
                      Aires S.A. (Bayerische Hypo-
                      und Vereinsbank AG (LOC))
                      6.18s (Germany)                                                          7/18/00         9,470,645
 ........................................................................................................................
          5,000,000   Banco Del Istmo S.A. (Barclays
                      Bank (LOC)) 6.82s
                      (United Kingdom)                                                         11/1/00         4,882,545
 ........................................................................................................................
         10,000,000   Banco Del Istmo S.A. (Barclays
                      Bank (LOC)) 6.77s
                      (United Kingdom)                                                         10/2/00         9,823,228
 ........................................................................................................................
          7,000,000   Bank of Nova Scotia
                      6.55s (Canada)                                                           1/24/01         6,998,105
 ........................................................................................................................
         20,000,000   British Telecom PLC 7.05s
                      (United Kingdom)                                                          7/3/00        19,988,250
 ........................................................................................................................
          7,000,000   British Telecom PLC 6.624s
                      (United Kingdom)                                                         2/27/01         7,000,000
 ........................................................................................................................
          8,000,000   Credit Suisse First Boston
                      6.61s (Switzerland)                                                      9/14/00         7,888,364
 ........................................................................................................................
          5,000,000   Credit Suisse First Boston
                      6.2s (Switzerland)                                                       7/20/00         4,982,778
 ........................................................................................................................
          7,000,000   DaimlerChrysler NA Holding
                      Corp. 6.55s (Germany)                                                    7/14/00         6,982,169
 ........................................................................................................................
          5,500,000   DaimlerChrysler NA Holding
                      Corp. 6.27s (Germany)                                                   12/13/00         5,340,986
 ........................................................................................................................
          3,000,000   Den Danske Corp. Inc.
                      6.22s (Denmark)                                                          9/11/00         2,962,162
 ........................................................................................................................
          3,000,000   Merita North America Inc.
                      6.72s (Sweden)                                                           9/18/00         2,955,200
 ........................................................................................................................
          6,000,000   Nordbanken NA, Inc.
                      6.68s (Sweden)                                                           8/31/00         5,930,973
 ........................................................................................................................
          6,000,000   Nordbanken NA, Inc.
                      6.6s (Sweden)                                                            9/26/00         5,903,200
 ........................................................................................................................
          4,000,000   PEMEX Capital, Inc. (Barclays
                      Bank (LOC)) 6.85s (France)                                               12/4/00         3,880,506
 ........................................................................................................................
          7,000,000   Societe Generale 6.37s (France)                                         12/26/00         6,778,289
 ........................................................................................................................
          6,000,000   Spintab AB 6.6s (Sweden)                                                  9/6/00         5,925,200
 ........................................................................................................................
          3,700,000   Svenska Handelsbanken
                      6.22s (Sweden)                                                           9/29/00         3,641,826
 ........................................................................................................................
         15,000,000   UBS AG 6.92s (Switzerland)                                                7/5/00        14,985,583
 ........................................................................................................................
          7,000,000   UBS AG 6.74s (Switzerland)                                                7/3/00         6,996,068
 ........................................................................................................................
          4,000,000   Unibanco-Grand Cayman
                      (WestDeutsche Landesbank
                      (LOC)) 5.4s (Germany)                                                    7/13/00         3,992,200
 ........................................................................................................................
          6,000,000   Woolwich PLC 6.64s
                      (United Kingdom)                                                        12/18/00         5,810,760
------------------------------------------------------------------------------------------------------------------------
                                                                                                             183,579,105
------------------------------------------------------------------------------------------------------------------------
                      Total Commercial Paper
                      (cost $597,570,104)                                                                   $597,570,104
------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (8.9%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                         Maturity Date             Value
 ........................................................................................................................
         $6,000,000   ABN AMRO Bank N.V. 5.7s
                      (United Kingdom)                                                         7/10/00        $5,999,919
 ........................................................................................................................
          7,000,000   Bank of Nova Scotia
                      6.72s (Canada)                                                           2/12/01         6,997,895
 ........................................................................................................................
          6,000,000   Bayerische Landesbank
                      Girozentrale 6.674s (Germany)                                            2/28/01         5,998,050
 ........................................................................................................................
          7,000,000   Canadian Imperial Bank of
                      Commerce 7.36s (Canada)                                                  5/17/01         6,999,419
 ........................................................................................................................
          7,000,000   Deutsche Bank
                      6 3/4s (Germany)                                                         2/22/01         6,997,845
 ........................................................................................................................
          7,000,000   Merita Bank, Ltd.
                      5.853s (Sweden)                                                           3/1/01         6,998,175
 ........................................................................................................................
          7,000,000   Societe Generale 6.598s (France)                                          7/5/01         6,995,800
 ........................................................................................................................
          7,000,000   Societe Generale 6.56s (France)                                          1/16/01         6,998,140
 ........................................................................................................................
          7,000,000   Svenska Handelsbanken
                      6.98s (Sweden)                                                            5/2/01         6,998,889
 ........................................................................................................................
          3,000,000   Westdeutsche Landesbank
                      Gorozentrale 7.1s (Germany)                                               5/3/01         3,000,000
------------------------------------------------------------------------------------------------------------------------
                      Total Certificates of Deposit
                      (cost $63,984,132)                                                                     $63,984,132
------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (8.1%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                         Maturity Date             Value
 ........................................................................................................................
         $7,000,000   Bank One Corp. sr. notes, Ser.B,
                      FRN 6.32s                                                                10/5/00        $6,999,093
 ........................................................................................................................
          6,000,000   Bank One Corp. sr. notes Ser.B,
                      FRN 6.781s                                                              11/17/00         5,999,538
 ........................................................................................................................
          7,000,000   First Union National Bank notes
                      FRN 6.674s                                                               5/29/01         7,000,000
 ........................................................................................................................
          7,000,000   FleetBoston Financial Corp.
                      sr. notes Ser. N, FRN, 6.708s                                            3/13/01         6,996,441
 ........................................................................................................................
          6,000,000   Goldman Sachs Group, Inc.
                      notes Ser. B, 6s                                                          8/7/00         6,000,000
 ........................................................................................................................
          5,000,000   Goldman Sachs Group, Inc.
                      notes Ser. A, FRN, 6.49s                                                 1/25/01         5,005,208
 ........................................................................................................................
          6,000,000   J.P. Morgan & Co., Inc. notes
                      Ser. A, FRN, 6.64s                                                       3/16/01         6,000,000
 ........................................................................................................................
          7,000,000   Morgan Stanley Dean Witter, Inc.
                      notes Ser. 1, FRN, 6.63s                                                 3/16/01         6,999,503
 ........................................................................................................................
          7,000,000   National Rural Utilities, Inc.
                      notes Ser. C, FRN, 6.77s                                                 6/15/01         7,000,000
------------------------------------------------------------------------------------------------------------------------
                      Total Corporate Bonds and Notes
                      (cost $57,999,783)                                                                     $57,999,783
------------------------------------------------------------------------------------------------------------------------
                      Total Investments
                      (cost $719,554,019) (b)                                                               $719,554,019
------------------------------------------------------------------------------------------------------------------------
Diversification by Country (Unaudited)
------------------------------------------------------------------------------------------------------------------------
Distribution of investments by country of issue at
June 30, 2000 (as percentage of Market Value)
------------------------------------------------------------------------------------------------------------------------
Canada                                                                                                               2.9%
 ........................................................................................................................
Denmark                                                                                                              0.4
 ........................................................................................................................
France                                                                                                               3.4
 ........................................................................................................................
Germany                                                                                                              5.8
 ........................................................................................................................
Netherlands                                                                                                          2.4
 ........................................................................................................................
Sweden                                                                                                               5.3
 ........................................................................................................................
Switzerland                                                                                                          4.8
 ........................................................................................................................
United Kingdom                                                                                                       9.8
 ........................................................................................................................
United States                                                                                                       65.2
------------------------------------------------------------------------------------------------------------------------
Tota                                                                                                               100.0%
------------------------------------------------------------------------------------------------------------------------
See page 133 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





Putnam VT New Opportunities Fund
The fund's portfolio
June 30, 2000 (Unaudited)

COMMON STOCKS (97.5%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
 ........................................................................................................................
Aerospace/Defense (0.3%)
 ........................................................................................................................
            275,300   General Motors Corp. Class H (NON)                                                     $24,157,575
------------------------------------------------------------------------------------------------------------------------
Airlines (0.3%)
 ........................................................................................................................
            552,200   Ryanair Holdings, PLC ADR (Ireland) (NON)                                               20,155,300
------------------------------------------------------------------------------------------------------------------------
Banking (0.5%)
 ........................................................................................................................
            655,700   National Commerce Bancorporation                                                        10,532,181
 ........................................................................................................................
            465,300   TCF Financial Corp.                                                                     11,952,394
 ........................................................................................................................
            332,100   Zions Bancorp                                                                           15,240,277
------------------------------------------------------------------------------------------------------------------------
                                                                                                              37,724,852
------------------------------------------------------------------------------------------------------------------------
Biotechnology (3.1%)
 ........................................................................................................................
            864,500   Amgen, Inc. (NON)                                                                       60,731,125
 ........................................................................................................................
            171,000   Biovail Corporation (Canada) (NON)                                                       9,479,813
 ........................................................................................................................
            130,300   Cephalon, Inc. (NON)                                                                     7,801,713
 ........................................................................................................................
            317,900   Genentech, Inc. (NON)                                                                   54,678,800
 ........................................................................................................................
            164,600   Medimmune, Inc. (NON)                                                                   12,180,400
 ........................................................................................................................
            146,800   Millennium Pharmaceuticals, Inc.                                                        16,423,250
 ........................................................................................................................
            476,800   Sepracor, Inc. (NON)                                                                    57,514,000
 ........................................................................................................................
            221,760   Transkaryotic Therapies, Inc. (NON)                                                      8,149,680
------------------------------------------------------------------------------------------------------------------------
                                                                                                             226,958,781
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (0.1%)
 ........................................................................................................................
             64,300   Macrovision Corp. (NON)                                                                  4,110,177
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (10.1%)
 ........................................................................................................................
            822,400   ADC Telecommunications, Inc. (NON)                                                      68,978,800
 ........................................................................................................................
            412,800   Advanced Fibre Communications (NON)                                                     18,705,000
 ........................................................................................................................
            390,356   Brocade Communications Systems, Inc. (NON)                                              71,624,227
 ........................................................................................................................
          2,113,600   Cisco Systems, Inc. (NON)                                                              134,345,700
 ........................................................................................................................
            834,800   Comverse Technology, Inc. (NON)                                                         77,636,400
 ........................................................................................................................
            100,400   Crossroads Systems, Inc. (NON)                                                           2,535,100
 ........................................................................................................................
            281,000   Efficient Networks, Inc. (NON)                                                          20,671,063
 ........................................................................................................................
             18,400   Extreme Networks, Inc. (NON)                                                             1,941,200
 ........................................................................................................................
            456,900   Finisar Corp. (NON)                                                                     11,965,069
 ........................................................................................................................
            448,000   Juniper Networks, Inc. (NON)                                                            65,212,000
 ........................................................................................................................
          2,354,200   Nokia Oyj AB ADR (Finland)                                                             117,562,863
 ........................................................................................................................
            809,400   Nortel Networks Corp.                                                                   55,241,550
 ........................................................................................................................
            315,722   Redback Networks, Inc. (NON)                                                            56,198,516
 ........................................................................................................................
            211,000   Scientific-Atlanta, Inc.                                                                15,719,500
 ........................................................................................................................
            415,700   Tellabs, Inc. (NON)                                                                     28,449,469
------------------------------------------------------------------------------------------------------------------------
                                                                                                             746,786,457
------------------------------------------------------------------------------------------------------------------------
Computers-Hardware (2.4%)
 ........................................................................................................................
          1,058,600   EMC Corp. (NON)                                                                         81,446,038
 ........................................................................................................................
          1,057,000   Sun Microsystems, Inc. (NON)                                                            96,120,938
------------------------------------------------------------------------------------------------------------------------
                                                                                                             177,566,976
------------------------------------------------------------------------------------------------------------------------
Computers-Software and Services (2.2%)
 ........................................................................................................................
             89,000   Ariba, Inc. (NON)                                                                        8,726,172
 ........................................................................................................................
          1,361,400   Parametric Technology Corp. (NON)                                                       14,975,400
 ........................................................................................................................
            316,200   RealNetworks, Inc. (NON)                                                                15,987,863
 ........................................................................................................................
            101,000   Retek, Inc. (NON)                                                                        3,232,000
 ........................................................................................................................
            668,840   VeriSign, Inc. (NON)                                                                   118,050,260
------------------------------------------------------------------------------------------------------------------------
                                                                                                             160,971,695
------------------------------------------------------------------------------------------------------------------------
Computers Services (1.2%)
 ........................................................................................................................
            242,300   CheckFree Holdings Corp. (NON)                                                          12,493,594
 ........................................................................................................................
            105,300   Digex, Inc. (NON)                                                                        7,153,819
 ........................................................................................................................
            241,100   Exodus Communications, Inc. (NON)                                                       11,105,669
 ........................................................................................................................
             14,462   MarchFirst, Inc. (NON)                                                                     263,932
 ........................................................................................................................
            252,600   Proxicom, Inc. (NON)                                                                    12,093,225
 ........................................................................................................................
            276,162   Rare Medium Group, Inc. (NON)                                                            4,366,812
 ........................................................................................................................
             91,300   Sapient Corp. (NON)                                                                      9,763,394
 ........................................................................................................................
            166,500   Scient Corp. (NON)                                                                       7,346,813
 ........................................................................................................................
            349,876   Viant Corp. (NON)                                                                       10,365,077
 ........................................................................................................................
            219,600   Wireless Facilities, Inc. (NON)                                                         11,185,875
------------------------------------------------------------------------------------------------------------------------
                                                                                                              86,138,210
------------------------------------------------------------------------------------------------------------------------
Conglomerates (3.4%)
 ........................................................................................................................
          3,233,700   General Electric Co.                                                                   171,386,100
 ........................................................................................................................
          1,732,900   Tyco International, Ltd.                                                                82,096,138
------------------------------------------------------------------------------------------------------------------------
                                                                                                             253,482,238
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (0.7%)
 ........................................................................................................................
            362,300   Colgate-Palmolive Co.                                                                   21,692,713
 ........................................................................................................................
            609,100   Estee Lauder Cos. Class A                                                               30,112,381
------------------------------------------------------------------------------------------------------------------------
                                                                                                              51,805,094
------------------------------------------------------------------------------------------------------------------------
Consumer Services (0.4%)
 ........................................................................................................................
            432,600   TMP Worldwide, Inc. (NON)                                                               31,931,288
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (0.8%)
 ........................................................................................................................
            900,400   Calpine Corp. (NON)                                                                     59,201,300
------------------------------------------------------------------------------------------------------------------------
Electronic Manufacturing Services (2.8%)
 ........................................................................................................................
            763,800   Celestica, Inc. (Canada) (NON)                                                          37,903,575
 ........................................................................................................................
            585,900   Flextronics International, Ltd.                                                         40,244,006
 ........................................................................................................................
          1,184,800   Jabil Circuit, Inc. (NON)                                                               58,795,700
 ........................................................................................................................
            574,700   Sanmina Corp. (NON)                                                                     49,136,850
 ........................................................................................................................
            429,400   SCI Systems, Inc. (NON)                                                                 16,827,113
------------------------------------------------------------------------------------------------------------------------
                                                                                                             202,907,244
------------------------------------------------------------------------------------------------------------------------
Electronics (4.2%)
 ........................................................................................................................
             51,500   Ditech Communications Corp. (NON)                                                        4,869,969
 ........................................................................................................................
            337,300   E-Tek Dynamics, Inc. (NON)                                                              88,983,956
 ........................................................................................................................
            979,500   JDS Uniphase Corp. (NON)                                                               117,417,563
 ........................................................................................................................
            344,000   SDL, Inc. (NON)                                                                         98,104,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                             309,375,988
------------------------------------------------------------------------------------------------------------------------
Entertainment (2.8%)
 ........................................................................................................................
            355,700   International Speedway Corp. Class A                                                    14,717,088
 ........................................................................................................................
            458,700   SFX Entertainment, Inc. Class A (NON)                                                   20,784,844
 ........................................................................................................................
          2,493,701   Viacom, Inc. Class B (NON)                                                             170,039,237
------------------------------------------------------------------------------------------------------------------------
                                                                                                             205,541,169
------------------------------------------------------------------------------------------------------------------------
Financial (0.5%)
 ........................................................................................................................
            821,400   Intuit, Inc. (NON)                                                                      33,985,425
------------------------------------------------------------------------------------------------------------------------
Insurance (0.6%)
 ........................................................................................................................
            350,600   American International Group, Inc.                                                      41,195,500
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (1.3%)
 ........................................................................................................................
            195,800   Merrill Lynch & Co., Inc.                                                               22,517,000
 ........................................................................................................................
            493,400   Morgan Stanley, Dean Witter,
                      Discover and Co.                                                                        41,075,550
 ........................................................................................................................
          1,034,250   Schwab (Charles) Corp.                                                                  34,776,656
------------------------------------------------------------------------------------------------------------------------
                                                                                                              98,369,206
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.3%)
 ........................................................................................................................
            289,630   Four Seasons Hotels, Inc. (Canada)                                                      18,011,366
------------------------------------------------------------------------------------------------------------------------
Media (11.1%)
 ........................................................................................................................
            578,500   America Online, Inc. (NON)                                                              30,515,875
 ........................................................................................................................
          1,125,500   AMFM, Inc. (NON)                                                                        77,659,500
 ........................................................................................................................
          5,661,718   AT&T Corp. - Liberty Media Group
                      Class A (NON)                                                                          137,296,662
 ........................................................................................................................
            521,900   Citadel Communications Corp. (NON)                                                      18,233,881
 ........................................................................................................................
          1,941,100   Clear Channel Communications, Inc. (NON) (SEG)                                         145,582,500
 ........................................................................................................................
            372,200   CMG Information Services, Inc. (NON)                                                    17,051,413
 ........................................................................................................................
            349,400   CNET Networks, Inc. (NON)                                                                8,582,138
 ........................................................................................................................
            304,200   DoubleClick, Inc. (NON)                                                                 11,597,625
 ........................................................................................................................
            575,500   Echostar Communications Corp.
                      Class A (NON)                                                                           19,054,445
 ........................................................................................................................
            337,652   Entercom Communications Corp. (NON)                                                     16,460,535
 ........................................................................................................................
            415,680   Hispanic Broadcasting Corp. (NON)                                                       13,769,400
 ........................................................................................................................
          3,251,800   Infinity Broadcasting Corp. Class A (NON)                                              118,487,463
 ........................................................................................................................
            789,400   InfoSpace.com, Inc. (NON)                                                               43,614,350
 ........................................................................................................................
            532,600   Lamar Advertising Co. (NON)                                                             23,068,238
 ........................................................................................................................
            535,500   Lycos, Inc. (NON)                                                                       28,917,000
 ........................................................................................................................
            735,700   Time Warner, Inc.                                                                       55,913,200
 ........................................................................................................................
            260,400   Univision Communications, Inc. Class A (NON)                                            26,951,400
 ........................................................................................................................
            839,200   WestWood One, Inc. (NON)                                                                28,637,700
------------------------------------------------------------------------------------------------------------------------
                                                                                                             821,393,325
------------------------------------------------------------------------------------------------------------------------
Medical Technology (1.5%)
 ........................................................................................................................
            758,000   PE Corp.                                                                                49,933,250
 ........................................................................................................................
          1,097,600   Sybron International Corp. (NON)                                                        21,746,200
 ........................................................................................................................
            319,800   Waters Corp. (NON)                                                                      39,915,038
------------------------------------------------------------------------------------------------------------------------
                                                                                                             111,594,488
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (2.9%)
 ........................................................................................................................
            104,500   IVAX Corp. (NON)                                                                         4,336,750
 ........................................................................................................................
            371,500   Lilly (Eli) & Co.                                                                       37,103,563
 ........................................................................................................................
            163,800   Medicis Pharmaceutical Corp. Class A (NON)                                               9,336,600
 ........................................................................................................................
          2,363,625   Pfizer, Inc.                                                                           113,454,000
 ........................................................................................................................
            250,400   Pharmacia Corp.                                                                         12,942,550
 ........................................................................................................................
            658,100   Schering-Plough Corp.                                                                   33,234,050
 ........................................................................................................................
            117,700   Shire Pharmaceuticals Group PLC ADR
                      (United Kingdom) (NON)                                                                   6,105,688
------------------------------------------------------------------------------------------------------------------------
                                                                                                             216,513,201
------------------------------------------------------------------------------------------------------------------------
Restaurants (0.1%)
 ........................................................................................................................
          1,747,800   J.D. Wetherspoon PLC (United Kingdom)                                                    9,919,857
------------------------------------------------------------------------------------------------------------------------
Retail (4.1%)
 ........................................................................................................................
          1,635,300   Bed Bath & Beyond, Inc. (NON)                                                           59,279,625
 ........................................................................................................................
            857,730   Dollar Tree Stores, Inc. (NON)                                                          33,933,943
 ........................................................................................................................
          1,140,250   Home Depot, Inc. (The)                                                                  56,941,234
 ........................................................................................................................
            962,000   Kohls Corp. (NON)                                                                       53,511,250
 ........................................................................................................................
            357,300   Priceline.com, Inc. (NON)                                                               13,571,817
 ........................................................................................................................
            175,300   Target Corp.                                                                            10,167,400
 ........................................................................................................................
            467,400   TJX Cos., Inc. (The)                                                                     8,763,750
 ........................................................................................................................
          1,024,900   Wal-Mart Stores, Inc.                                                                   59,059,863
 ........................................................................................................................
            207,700   Whole Foods Market, Inc. (NON)                                                           8,580,606
------------------------------------------------------------------------------------------------------------------------
                                                                                                             303,809,488
------------------------------------------------------------------------------------------------------------------------
Schools (0.2%)
 ........................................................................................................................
            242,100   SmartForce Public Limited Co.
                      ADR (Ireland) (NON)                                                                     11,620,800
------------------------------------------------------------------------------------------------------------------------
Semiconductor (11.9%)
 ........................................................................................................................
            487,800   Altera Corp. (NON)                                                                      49,725,113
 ........................................................................................................................
          1,258,600   Analog Devices, Inc. (NON)                                                              95,653,600
 ........................................................................................................................
            403,200   Applied Micro Circuits Corp. (NON)                                                      39,816,000
 ........................................................................................................................
            224,100   Broadcom Corp. (NON)                                                                    49,063,894
 ........................................................................................................................
            118,800   GlobeSpan, Inc. (NON)                                                                   14,502,881
 ........................................................................................................................
            817,200   Intel Corp.                                                                            109,249,425
 ........................................................................................................................
          1,372,700   Linear Technology Corp.                                                                 87,767,006
 ........................................................................................................................
          1,525,900   Maxim Integrated Products, Inc. (NON)                                                  103,665,831
 ........................................................................................................................
            519,600   Micrel, Inc. (NON)                                                                      22,570,125
 ........................................................................................................................
            422,400   PMC - Sierra, Inc. (NON)                                                                75,055,200
 ........................................................................................................................
            276,600   QLogic Corp. (NON)                                                                      18,272,888
 ........................................................................................................................
            269,900   RF Micro Devices, Inc. (NON)                                                            23,649,988
 ........................................................................................................................
            122,100   Semtech Corp. (NON)                                                                      9,338,742
 ........................................................................................................................
          1,020,100   Texas Instruments, Inc.                                                                 70,068,119
 ........................................................................................................................
            206,400   Virata Corp. (NON)                                                                      12,306,600
 ........................................................................................................................
            534,900   Vitesse Semiconductor Corp. (NON)                                                       39,348,581
 ........................................................................................................................
            700,300   Xilinx, Inc. (NON)                                                                      57,818,519
------------------------------------------------------------------------------------------------------------------------
                                                                                                             877,872,512
------------------------------------------------------------------------------------------------------------------------
Semiconductor Production Equipment (3.0%)
 ........................................................................................................................
          1,012,200   Applied Materials, Inc. (NON)                                                           91,730,625
 ........................................................................................................................
            812,100   ASM Lithography Holding
                      NV (Netherlands) (NON)                                                                  35,833,913
 ........................................................................................................................
            766,700   KLA Tencor Corp. (NON)                                                                  44,899,869
 ........................................................................................................................
            329,200   LTX Corp. (NON)                                                                         11,501,425
 ........................................................................................................................
            529,300   Teradyne, Inc. (NON)                                                                    38,903,550
------------------------------------------------------------------------------------------------------------------------
                                                                                                             222,869,382
------------------------------------------------------------------------------------------------------------------------
Software (12.7%)
 ........................................................................................................................
            186,780   Agile Software Corp. (NON)                                                              13,203,011
 ........................................................................................................................
            590,000   Amdocs, Ltd.                                                                            45,282,500
 ........................................................................................................................
            926,300   BroadVision, Inc. (NON)                                                                 47,067,619
 ........................................................................................................................
            105,400   Check Point Software Technologies,
                      Ltd. (Israel)                                                                           22,318,450
 ........................................................................................................................
            117,000   E.piphany, Inc. (NON)                                                                   12,540,938
 ........................................................................................................................
            303,100   Electronic Arts, Inc. (NON)                                                             22,107,356
 ........................................................................................................................
            481,700   I2 Technologies, Inc. (NON)                                                             50,224,752
 ........................................................................................................................
             81,600   Informatica Corp. (NON)                                                                  6,686,100
 ........................................................................................................................
            156,900   ISS Group, Inc. (NON)                                                                   15,491,423
 ........................................................................................................................
            138,033   Kana Communications, Inc. (NON)                                                          8,540,792
 ........................................................................................................................
            140,300   Kana Communications, Inc. (acquired
                      6/7/00, cost $7,015,000) (RES) (NON)                                                     7,812,956
 ........................................................................................................................
            452,000   Macromedia, Inc. (NON)                                                                  43,702,750
 ........................................................................................................................
            247,500   Micromuse, Inc. (NON)                                                                   40,957,383
 ........................................................................................................................
          1,207,300   Microsoft Corp. (NON)                                                                   96,584,000
 ........................................................................................................................
          1,567,700   Misys PLC (United Kingdom)                                                              13,239,744
 ........................................................................................................................
          1,075,800   Oracle Corp. (NON)                                                                      90,434,438
 ........................................................................................................................
            331,800   Peregrine Systems, Inc. (NON)                                                           11,509,313
 ........................................................................................................................
             78,800   Phone.com, Inc. (NON)                                                                    5,131,850
 ........................................................................................................................
            819,100   Portal Software, Inc. (NON)                                                             52,320,013
 ........................................................................................................................
            446,700   Rational Software Corp. (NON)                                                           41,515,181
 ........................................................................................................................
            191,200   Siebel Systems, Inc. (NON)                                                              31,273,150
 ........................................................................................................................
            187,400   Software.com, Inc. (NON)                                                                24,338,575
 ........................................................................................................................
          1,507,450   VERITAS Software Corp. (NON)                                                           170,365,404
 ........................................................................................................................
          1,015,600   Vignette Corp. (NON)                                                                    52,827,069
 ........................................................................................................................
             34,838   Vitria Technology, Inc. (NON)                                                            2,129,473
 ........................................................................................................................
             73,050   webMethods, Inc. (NON)                                                                  11,482,547
------------------------------------------------------------------------------------------------------------------------
                                                                                                             939,086,787
------------------------------------------------------------------------------------------------------------------------
Telecommunications (11.8%)
 ........................................................................................................................
            658,150   Allegiance Telecom, Inc. (NON)                                                          42,121,600
 ........................................................................................................................
            936,900   American Tower Corp. Class A (NON)                                                      39,057,019
 ........................................................................................................................
            769,300   Covad Communications Group, Inc. (NON)                                                  12,404,963
 ........................................................................................................................
            317,800   Crown Castle International Corp. (NON)                                                  11,599,700
 ........................................................................................................................
            324,800   Focal Communications Corp. (NON)                                                        11,753,700
 ........................................................................................................................
          1,011,700   Global Crossing Ltd.                                                                    26,620,356
 ........................................................................................................................
          1,068,500   Global Telesystems Group, Inc.                                                          12,888,781
 ........................................................................................................................
            182,300   Intermedia Communications, Inc. (NON)                                                    5,423,425
 ........................................................................................................................
            374,800   Level 3 Communication, Inc. (NON)                                                       32,982,400
 ........................................................................................................................
          4,334,100   McLeodUSA, Inc. Class A (NON)                                                           89,661,694
 ........................................................................................................................
          4,075,254   Metromedia Fiber Network, Inc. Class A (NON)                                           161,736,622
 ........................................................................................................................
            277,700   MGC Communications, Inc. (NON)                                                          16,644,644
 ........................................................................................................................
            401,900   Network Plus Corp. (NON)                                                                 4,672,088
 ........................................................................................................................
            139,700   Next Level Communications, Inc. (NON)                                                   11,979,275
 ........................................................................................................................
            659,400   Nextel Communications, Inc. Class A (NON)                                               40,347,038
 ........................................................................................................................
          3,298,848   Nextlink Communications, Inc. Class A (NON)                                            125,150,046
 ........................................................................................................................
            456,100   NTL, Inc. (NON)                                                                         27,308,988
 ........................................................................................................................
            380,100   Pinnacle Holdings, Inc. (NON)                                                           20,525,400
 ........................................................................................................................
          1,147,300   Sprint Corp. (NON)                                                                      68,264,350
 ........................................................................................................................
            371,000   Telecorp PCS, Inc. (NON)                                                                14,955,938
 ........................................................................................................................
          1,062,000   Vodafone AirTouch PLC
                      (United Kingdom)                                                                        44,006,625
 ........................................................................................................................
            303,100   VoiceStream Wireless Corp. (NON)                                                        35,249,583
 ........................................................................................................................
            505,800   WinStar Communications, Inc. (NON)                                                      17,133,975
------------------------------------------------------------------------------------------------------------------------
                                                                                                             872,488,210
------------------------------------------------------------------------------------------------------------------------
Transportation Services (0.2%)
 ........................................................................................................................
            228,700   United Parcel Service, Inc.                                                             13,493,300
------------------------------------------------------------------------------------------------------------------------
                      Total Common Stocks
                      (cost $4,035,333,924)                                                               $7,191,037,191
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.8%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
 ........................................................................................................................
        $50,000,000   Federal Home Loan Mortgage Corp.
                      effective yield of 6.43%, August 15, 2000                                              $49,598,125
 ........................................................................................................................
         23,853,000   Merrill Lynch & Co., Inc. effective
                      yield of 6.55%, July 6, 2000                                                            23,831,300
 ........................................................................................................................
         35,000,000   Old Line Funding Corp. effective
                      yield of 6.55%, July 20, 2000                                                           34,876,606
 ........................................................................................................................
         25,000,000   Sheffield Receivables Corp. effective
                      yield of 6.54%, July 5, 2000                                                            24,975,521
 ........................................................................................................................
         71,068,000   Interest in $378,983,000 joint repurchase
                      agreement dated June 30, 2000 with
                      Salomon, Smith Barney, Inc. due
                      July 3, 2000 with respect to various
                      U.S. Treasury obligations -- maturity
                      value of $71,106,495 for an effective
                      yield of 6.50%                                                                          71,068,000
------------------------------------------------------------------------------------------------------------------------
                      Total Short-Term Investments
                      (cost $204,349,552)                                                                   $204,349,552
------------------------------------------------------------------------------------------------------------------------
                      Total Investments
                      (cost $4,239,683,476) (b)                                                           $7,395,386,743
------------------------------------------------------------------------------------------------------------------------


Futures Contracts Outstanding at June 30, 2000 (Unaudited)
-------------------------------------------------------------------------------
                                 Total     Aggregate  Expiration     Unrealized
                                 Value    Face Value        Date   Depreciation
 ...............................................................................
S&P 500 Index
(Short)                    $90,655,175   $92,224,602      Sep-00   $(1,569,427)
-------------------------------------------------------------------------------
See page 133 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT New Value Fund
The fund's portfolio
June 30, 2000 (Unaudited)

COMMON STOCKS (96.6%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
 ........................................................................................................................
Aerospace/Defense (2.2%)
 ........................................................................................................................
            100,900   Boeing Co.                                                                              $4,218,881
 ........................................................................................................................
             59,700   Lockheed Martin Corp.                                                                    1,481,306
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,700,187
------------------------------------------------------------------------------------------------------------------------
Automotive (0.7%)
 ........................................................................................................................
             85,600   Lear Corp. (NON)                                                                         1,712,000
------------------------------------------------------------------------------------------------------------------------
Banking (12.5%)
 ........................................................................................................................
            104,600   Bank of America Corp.                                                                    4,497,800
 ........................................................................................................................
            124,500   BB&T Corp.                                                                               2,972,438
 ........................................................................................................................
            180,900   Charter One Financial, Inc.                                                              4,160,700
 ........................................................................................................................
             79,600   Comerica, Inc.                                                                           3,572,050
 ........................................................................................................................
            125,100   Firstar Corp.                                                                            2,634,919
 ........................................................................................................................
             84,600   FleetBoston Financial Corp.                                                              2,876,400
 ........................................................................................................................
              8,900   M & T Bank Corp.                                                                         4,005,000
 ........................................................................................................................
             71,000   PNC Bank Corp.                                                                           3,328,125
 ........................................................................................................................
             81,900   U.S. Bancorp                                                                             1,576,575
 ........................................................................................................................
             91,300   Washington Mutual, Inc.                                                                  2,636,288
------------------------------------------------------------------------------------------------------------------------
                                                                                                              32,260,295
------------------------------------------------------------------------------------------------------------------------
Beverage (2.4%)
 ........................................................................................................................
            208,900   Pepsi Bottling Group, Inc. (The)                                                         6,097,269
------------------------------------------------------------------------------------------------------------------------
Cable Television (0.4%)
 ........................................................................................................................
             13,225   General Motors Corp. Class H (NON)                                                       1,160,494
------------------------------------------------------------------------------------------------------------------------
Chemicals (3.7%)
 ........................................................................................................................
             59,700   Avery Dennison Corp.                                                                     4,007,363
 ........................................................................................................................
             64,700   du Pont (E.I.) de Nemours & Co., Ltd.                                                    2,830,625
 ........................................................................................................................
            160,700   Engelhard Corp.                                                                          2,741,944
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,579,932
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (0.4%)
 ........................................................................................................................
            298,800   Service Corp. International                                                                952,425
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (0.9%)
 ........................................................................................................................
             34,800   Tellabs, Inc. (NON)                                                                      2,381,625
------------------------------------------------------------------------------------------------------------------------
Computers (3.8%)
 ........................................................................................................................
             38,800   Hewlett-Packard Co.                                                                      4,845,150
 ........................................................................................................................
             80,300   NCR Corp. (NON)                                                                          3,126,681
 ........................................................................................................................
            178,600   Quantum Corp. (NON)                                                                      1,730,188
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,702,019
------------------------------------------------------------------------------------------------------------------------
Conglomerates (0.9%)
 ........................................................................................................................
             70,300   Cooper Industries, Inc.                                                                  2,289,144
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (1.1%)
 ........................................................................................................................
             66,400   Household International, Inc.                                                            2,759,750
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (1.5%)
 ........................................................................................................................
             66,400   Kimberly-Clark Corp.                                                                     3,809,700
------------------------------------------------------------------------------------------------------------------------
Containers and Packaging (0.4%)
 ........................................................................................................................
             99,600   Owens-Illinois, Inc. (NON)                                                               1,164,075
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (3.4%)
 ........................................................................................................................
            119,600   CP&L, Inc.                                                                               3,819,725
 ........................................................................................................................
            182,600   Entergy Corp.                                                                            4,964,438
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,784,163
------------------------------------------------------------------------------------------------------------------------
Electrical Equipment (1.3%)
 ........................................................................................................................
             55,700   Emerson Electric Co.                                                                     3,362,888
------------------------------------------------------------------------------------------------------------------------
Energy (2.7%)
 ........................................................................................................................
             34,800   Schlumberger, Ltd.                                                                       2,596,950
 ........................................................................................................................
             79,778   Transocean Sedco Forex, Inc.                                                             4,263,137
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,860,087
------------------------------------------------------------------------------------------------------------------------
Financial (3.9%)
 ........................................................................................................................
            108,900   Citigroup, Inc.                                                                          6,561,225
 ........................................................................................................................
             66,400   Fannie Mae                                                                               3,465,250
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,026,475
------------------------------------------------------------------------------------------------------------------------
Health Care Services (3.9%)
 ........................................................................................................................
             39,800   Baxter International, Inc.                                                               2,798,438
 ........................................................................................................................
             56,500   CIGNA Corp.                                                                              5,282,750
 ........................................................................................................................
             76,500   Tenet Healthcare Corp.                                                                   2,065,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,146,688
------------------------------------------------------------------------------------------------------------------------
Insurance (4.4%)
 ........................................................................................................................
             66,400   American General Corp.                                                                   4,050,400
 ........................................................................................................................
             61,400   Hartford Financial Services Group                                                        3,434,563
 ........................................................................................................................
            106,200   Lincoln National Corp.                                                                   3,836,475
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,321,438
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (1.6%)
 ........................................................................................................................
             49,800   Bear Stearns Companies, Inc. (The)                                                       2,072,925
 ........................................................................................................................
             22,200   Lehman Brothers Holdings, Inc.                                                           2,099,288
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,172,213
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (1.5%)
 ........................................................................................................................
            117,800   Starwood Hotels & Resorts
                      Worldwide, Inc.                                                                          3,835,863
------------------------------------------------------------------------------------------------------------------------
Machinery (0.8%)
 ........................................................................................................................
             58,100   Caterpillar, Inc.                                                                        1,968,138
------------------------------------------------------------------------------------------------------------------------
Media (0.5%)
 ........................................................................................................................
             21,900   Seagram Co., Ltd.                                                                        1,270,200
------------------------------------------------------------------------------------------------------------------------
Medical Technology (1.2%)
 ........................................................................................................................
             28,200   Bausch & Lomb, Inc.                                                                      2,181,975
 ........................................................................................................................
             22,000   Mallinckrodt, Inc.                                                                         955,625
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,137,600
------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (1.9%)
 ........................................................................................................................
            172,735   Sempra Energy                                                                            2,936,495
 ........................................................................................................................
             49,000   Williams Cos., Inc.                                                                      2,042,688
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,979,183
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (9.3%)
 ........................................................................................................................
             56,360   BP Amoco PLC ADR (United Kingdom)                                                        3,187,863
 ........................................................................................................................
            166,000   Conoco, Inc.                                                                             3,652,000
 ........................................................................................................................
             95,600   ExxonMobil Corp.                                                                         7,504,600
 ........................................................................................................................
             98,500   Royal Dutch Petroleum Co.
                      PLC ADR (Netherlands)                                                                    6,063,906
 ........................................................................................................................
            166,000   Union Pacific Resources Group, Inc.                                                      3,652,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              24,060,369
------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products (2.0%)
 ........................................................................................................................
            107,500   Boise Cascade Corp.                                                                      2,781,563
 ........................................................................................................................
            179,400   Smurfit-Stone Container Corp. (NON)                                                      2,309,775
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,091,338
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (5.0%)
 ........................................................................................................................
             74,700   Abbott Laboratories                                                                      3,328,819
 ........................................................................................................................
             58,100   American Home Products Corp.                                                             3,413,375
 ........................................................................................................................
             54,700   Bristol-Myers Squibb Co.                                                                 3,186,275
 ........................................................................................................................
             54,973   Pharmacia Corp.                                                                          2,841,417
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,769,886
------------------------------------------------------------------------------------------------------------------------
Photography/Imaging (1.0%)
 ........................................................................................................................
             44,400   Eastman Kodak Co.                                                                        2,641,800
------------------------------------------------------------------------------------------------------------------------
Railroads (1.7%)
 ........................................................................................................................
            120,200   Union Pacific Corp.                                                                      4,469,938
------------------------------------------------------------------------------------------------------------------------
Real Estate (1.2%)
 ........................................................................................................................
             64,700   Equity Residential Properties Trust (R)                                                  2,976,200
------------------------------------------------------------------------------------------------------------------------
Regional Bells (6.0%)
 ........................................................................................................................
            112,900   GTE Corp.                                                                                7,028,025
 ........................................................................................................................
            194,500   SBC Communications, Inc.                                                                 8,412,125
------------------------------------------------------------------------------------------------------------------------
                                                                                                              15,440,150
------------------------------------------------------------------------------------------------------------------------
Retail (2.6%)
 ........................................................................................................................
             57,100   Federated Department Stores, Inc. (NON)                                                  1,927,125
 ........................................................................................................................
            282,300   K mart Corp. (NON)                                                                       1,923,169
 ........................................................................................................................
             53,400   Penney (J.C.) Co., Inc.                                                                    984,563
 ........................................................................................................................
             58,100   Sears, Roebuck & Co.                                                                     1,895,513
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,730,370
------------------------------------------------------------------------------------------------------------------------
Software (1.6%)
 ........................................................................................................................
             51,400   Computer Associates International, Inc.                                                  2,631,038
 ........................................................................................................................
             19,900   Microsoft Corp. (NON)                                                                    1,591,989
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,223,027
------------------------------------------------------------------------------------------------------------------------
Technology Services (1.0%)
 ........................................................................................................................
             59,700   Electronic Data Systems Corp.                                                            2,462,625
------------------------------------------------------------------------------------------------------------------------
Telecommunications (2.8%)
 ........................................................................................................................
             77,000   ALLTEL Corp.                                                                             4,769,188
 ........................................................................................................................
             79,600   AT&T Corp.                                                                               2,517,350
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,286,538
------------------------------------------------------------------------------------------------------------------------
Tobacco (1.4%)
 ........................................................................................................................
            132,600   Philip Morris Cos., Inc.                                                                 3,522,188
------------------------------------------------------------------------------------------------------------------------
Waste Management (3.0%)
 ........................................................................................................................
            332,000   Republic Services, Inc. (NON)                                                            5,312,000
 ........................................................................................................................
            125,100   Waste Management, Inc.                                                                   2,376,900
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,688,900
------------------------------------------------------------------------------------------------------------------------
                      Total Common Stocks
                      (cost $245,431,970)                                                                   $248,797,180
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES (1.5%) (a) (cost $5,327,158)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
 ........................................................................................................................
         $6,600,000   Rite Aid Corp. cv. sub. notes 5 1/4s, 2002                                              $3,951,750
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.4%) (a) (cost $6,134,000)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
 ........................................................................................................................
         $6,134,000   Interest in $500,000,000 joint repurchase
                      agreement dated June 30, 2000 with
                      S.B.C Warburg, Inc. due July 3, 2000
                      with respect to various U.S. Treasury
                      obligations -- maturity value of
                      $6,137,374 for an effective
                      yield of 6.60%                                                                          $6,134,000
------------------------------------------------------------------------------------------------------------------------
                      Total Investments
                      (cost $256,893,128) (b)                                                               $258,882,930
------------------------------------------------------------------------------------------------------------------------
See page 133 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





Putnam VT OTC & Emerging Growth Fund
The fund's portfolio
June 30, 2000 (Unaudited)

COMMON STOCKS (95.2%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
 ........................................................................................................................
Commercial Services (3.0%)
 ........................................................................................................................
            101,600   Be Free, Inc. (NON)                                                                       $914,400
 ........................................................................................................................
             47,000   Freemarkets, Inc. (NON)                                                                  2,229,563
 ........................................................................................................................
                800   iBeam Broadcasting Corp. (NON)                                                              14,400
 ........................................................................................................................
             33,000   Keynote Systems, Inc. (NON)                                                              2,328,563
 ........................................................................................................................
             56,000   Macrovision Corp. (NON)                                                                  3,579,625
 ........................................................................................................................
             72,300   Multex.com, Inc. (NON)                                                                   1,821,056
 ........................................................................................................................
             72,700   VerticalNet, Inc. (NON)                                                                  2,685,356
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,572,963
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (9.1%)
 ........................................................................................................................
             85,200   Advanced Fibre Communications (NON)                                                      3,860,625
 ........................................................................................................................
             38,300   Brocade Communications Systems (NON)                                                     7,027,452
 ........................................................................................................................
              6,600   Clarent Corp. (NON)                                                                        471,900
 ........................................................................................................................
             15,800   Copper Mountain Networks, Inc. (NON)                                                     1,392,375
 ........................................................................................................................
             23,900   Crossroads Systems, Inc. (NON)                                                             603,475
 ........................................................................................................................
            108,400   Efficient Networks, Inc. (NON)                                                           7,974,175
 ........................................................................................................................
             89,400   Finisar Corp. (NON)                                                                      2,341,163
 ........................................................................................................................
             46,000   Netro Corp. (NON)                                                                        2,639,250
 ........................................................................................................................
             75,900   Redback Networks, Inc. (NON)                                                            13,510,200
 ........................................................................................................................
              3,000   Sonus Networks, Inc. (NON)                                                                 473,625
 ........................................................................................................................
             20,900   Terayon Communications Systems, Inc. (NON)                                               1,342,498
 ........................................................................................................................
              2,100   Turnstone Systems, Inc. (NON)                                                              347,911
------------------------------------------------------------------------------------------------------------------------
                                                                                                              41,984,649
------------------------------------------------------------------------------------------------------------------------
Computers (3.9%)
 ........................................................................................................................
             66,100   Ariba, Inc. (NON)                                                                        6,480,898
 ........................................................................................................................
            128,300   RealNetworks, Inc. (NON)                                                                 6,487,168
 ........................................................................................................................
             25,200   VeriSign, Inc. (NON)                                                                     4,447,800
 ........................................................................................................................
             41,500   Zi Corp. (Canada) (NON)                                                                    383,875
------------------------------------------------------------------------------------------------------------------------
                                                                                                              17,799,741
------------------------------------------------------------------------------------------------------------------------
Consumer Services (0.9%)
 ........................................................................................................................
             53,600   HomeStore.com, Inc. (NON)                                                                1,564,450
 ........................................................................................................................
             37,400   TMP Worldwide, Inc. (NON)                                                                2,760,588
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,325,038
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (0.8%)
 ........................................................................................................................
             58,800   Calpine Corp. (NON)                                                                      3,866,100
------------------------------------------------------------------------------------------------------------------------
Electronics (20.7%)
 ........................................................................................................................
            101,200   Alpha Industries, Inc. (NON)                                                             4,459,125
 ........................................................................................................................
             58,600   Applied Micro Circuits Corp. (NON)                                                       5,786,750
 ........................................................................................................................
             44,700   AudioCodes, Ltd. (Israel) (NON)                                                          5,364,000
 ........................................................................................................................
             18,200   Avanex Corp. (NON)                                                                       1,738,100
 ........................................................................................................................
             39,300   Bookham Technology PLC
                      (United Kingdom) (NON)                                                                   2,328,525
 ........................................................................................................................
             13,600   Centillium Communications, Inc. (NON)                                                      938,400
 ........................................................................................................................
             16,800   Cree Research, Inc. (NON)                                                                2,242,800
 ........................................................................................................................
             30,200   Ditech Communications Corp. (NON)                                                        2,855,788
 ........................................................................................................................
             44,900   E-Tek Dynamics, Inc. (NON)                                                              11,845,181
 ........................................................................................................................
            114,500   GlobeSpan, Inc. (NON)                                                                   13,977,945
 ........................................................................................................................
             41,500   Jabil Circuit, Inc. (NON)                                                                2,059,438
 ........................................................................................................................
              3,600   Marvell Technology Group, Ltd.                                                             205,200
 ........................................................................................................................
             35,200   Micrel, Inc. (NON)                                                                       1,529,000
 ........................................................................................................................
             27,900   New Focus, Inc. (NON)                                                                    2,291,288
 ........................................................................................................................
             50,600   QLogic Corp. (NON)                                                                       3,342,763
 ........................................................................................................................
             72,000   Quantum Effect Devices, Inc. (NON)                                                       4,104,000
 ........................................................................................................................
             37,200   RF Micro Devices, Inc. (NON)                                                             3,259,650
 ........................................................................................................................
             37,400   Sawtek, Inc. (NON)                                                                       2,152,838
 ........................................................................................................................
             64,600   SDL, Inc. (NON)                                                                         18,423,100
 ........................................................................................................................
             15,900   Silicon Image, Inc. (NON)                                                                  793,013
 ........................................................................................................................
             14,900   Silicon Laboratories, Inc. (NON)                                                           791,563
 ........................................................................................................................
              9,800   TriQuint Semiconductor, Inc. (NON)                                                         937,738
 ........................................................................................................................
             37,900   Virata Corp. (NON)                                                                       2,259,788
 ........................................................................................................................
             24,000   Zoran Corp. (NON)                                                                        1,582,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                              95,268,493
------------------------------------------------------------------------------------------------------------------------
Health Care Services (0.3%)
 ........................................................................................................................
             27,900   Allscripts, Inc. (NON)                                                                     641,700
 ........................................................................................................................
             11,900   Invitrogen Corp. (NON)                                                                     894,917
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,536,617
------------------------------------------------------------------------------------------------------------------------
Media (6.2%)
 ........................................................................................................................
             65,000   About.com, Inc. (NON)                                                                    2,047,500
 ........................................................................................................................
              8,800   Avenue A, Inc. (NON)                                                                        77,550
 ........................................................................................................................
            173,900   CNET Networks, Inc. (NON)                                                                4,271,419
 ........................................................................................................................
            115,800   DoubleClick, Inc. (NON)                                                                  4,414,875
 ........................................................................................................................
             64,600   Engage Technologies, Inc. (NON)                                                            835,763
 ........................................................................................................................
            106,200   InfoSpace.com, Inc. (NON)                                                                5,867,550
 ........................................................................................................................
             27,800   LookSmart, Ltd. (NON)                                                                      514,300
 ........................................................................................................................
            156,500   Lycos, Inc. (NON)                                                                        8,451,000
 ........................................................................................................................
             53,700   Mediaplex, Inc. (NON)                                                                    1,037,081
 ........................................................................................................................
             66,100   Netcentives, Inc. (NON)                                                                  1,231,113
------------------------------------------------------------------------------------------------------------------------
                                                                                                              28,748,151
------------------------------------------------------------------------------------------------------------------------
Medical Technology (0.1%)
 ........................................................................................................................
             18,000   ChromaVision Medical Systems, Inc. (NON)                                                   237,375
------------------------------------------------------------------------------------------------------------------------
Power Supply Equipment (--%)
 ........................................................................................................................
              4,600   Capstone Turbine Corp. (NON)                                                               207,288
------------------------------------------------------------------------------------------------------------------------
Production Equipment (0.8%)
 ........................................................................................................................
             60,000   LTX Corp. (NON)                                                                          2,096,250
 ........................................................................................................................
             18,300   Photon Dynamics, Inc. (NON)                                                              1,366,781
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,463,031
------------------------------------------------------------------------------------------------------------------------
Schools (0.6%)
 ........................................................................................................................
             54,100   SmartForce Public Limited Co. PLC
                      ADR (Ireland) (NON)                                                                      2,596,800
------------------------------------------------------------------------------------------------------------------------
Software (29.6%)
 ........................................................................................................................
             92,100   Agile Software Corp. (NON)                                                               6,510,319
 ........................................................................................................................
             40,400   BackWeb Technologies, Ltd. (Israel)                                                        924,150
 ........................................................................................................................
             16,900   Brio Technology, Inc. (NON)                                                                358,069
 ........................................................................................................................
            107,700   Business Objects S.A. ADR (France) (NON)                                                 9,491,063
 ........................................................................................................................
             80,600   E.piphany, Inc. (NON)                                                                    8,639,313
 ........................................................................................................................
             15,600   Electronic Arts, Inc. (NON)                                                              1,137,825
 ........................................................................................................................
            119,100   Informatica Corp. (NON)                                                                  9,758,756
 ........................................................................................................................
             76,000   Interwoven, Inc. (NON)                                                                   8,358,813
 ........................................................................................................................
             19,400   ISS Group, Inc. (NON)                                                                    1,915,447
 ........................................................................................................................
            126,338   Kana Communications, Inc. (NON)                                                          7,817,164
 ........................................................................................................................
             29,700   Kana Communications, Inc. (acquired
                      6/7/00, cost $1,485,000) (RES)                                                           1,653,919
 ........................................................................................................................
             47,300   Macromedia, Inc. (NON)                                                                   4,573,319
 ........................................................................................................................
              9,600   Manugistics Group, Inc. (NON)                                                              448,800
 ........................................................................................................................
             42,517   Mercator Software, Inc. (NON)                                                            2,923,044
 ........................................................................................................................
             67,200   Metasolv Software, Inc. (NON)                                                            2,956,800
 ........................................................................................................................
             40,100   Micromuse, Inc. (NON)                                                                    6,635,923
 ........................................................................................................................
             36,800   Netegrity, Inc. (NON)                                                                    2,771,500
 ........................................................................................................................
            161,600   Peregrine Systems, Inc. (NON)                                                            5,605,500
 ........................................................................................................................
             69,300   Phone.com, Inc. (NON)                                                                    4,513,163
 ........................................................................................................................
            123,000   Portal Software, Inc. (NON)                                                              7,856,625
 ........................................................................................................................
             72,500   Quest Software, Inc. (NON)                                                               4,014,688
 ........................................................................................................................
             28,600   SilverStream Software, Inc. (NON)                                                        1,651,650
 ........................................................................................................................
             51,900   Software.com, Inc. (NON)                                                                 6,740,513
 ........................................................................................................................
            157,400   Vignette Corp. (NON)                                                                     8,187,259
 ........................................................................................................................
            179,900   Vitria Technology, Inc. (NON)                                                           10,996,388
 ........................................................................................................................
             62,400   webMethods, Inc. (NON)                                                                   9,808,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                             136,248,510
------------------------------------------------------------------------------------------------------------------------
Technology Services (7.1%)
 ........................................................................................................................
             93,602   Breakaway Solutions, Inc. (NON)                                                          2,527,254
 ........................................................................................................................
             46,600   C-Bridge Internet Solutions, Inc. (NON)                                                    809,675
 ........................................................................................................................
             46,400   Cysive, Inc. (NON)                                                                       1,107,800
 ........................................................................................................................
             24,200   Digex, Inc. (NON)                                                                        1,644,088
 ........................................................................................................................
                300   MarchFirst, Inc. (NON)                                                                       5,475
 ........................................................................................................................
             66,300   Predictive Systems, Inc. (NON)                                                           2,382,656
 ........................................................................................................................
            196,700   Proxicom, Inc. (NON)                                                                     9,417,013
 ........................................................................................................................
            104,100   Rare Medium Group, Inc. (NON)                                                            1,646,081
 ........................................................................................................................
            146,100   Razorfish, Inc. (NON)                                                                    2,346,731
 ........................................................................................................................
            104,400   Scient Corp. (NON)                                                                       4,606,650
 ........................................................................................................................
              1,200   StorageNetworks, Inc. (NON)                                                                108,300
 ........................................................................................................................
            158,000   Viant Corp. (NON)                                                                        4,680,750
 ........................................................................................................................
             29,100   Wireless Facilities, Inc. (NON)                                                          1,482,281
------------------------------------------------------------------------------------------------------------------------
                                                                                                              32,764,754
------------------------------------------------------------------------------------------------------------------------
Telecommunications (12.1%)
 ........................................................................................................................
             36,800   Allegiance Telecom, Inc. (NON)                                                           2,355,200
 ........................................................................................................................
             44,700   Carrier 1 International S.A.
                      ADR (Switzerland) (NON)                                                                    519,638
 ........................................................................................................................
             56,000   CoreComm, Ltd.                                                                           1,092,000
 ........................................................................................................................
             99,900   Covad Communications
                      Group, Inc. 144A (NON)                                                                   1,610,888
 ........................................................................................................................
             49,800   Focal Communications Corp. (NON)                                                         1,802,138
 ........................................................................................................................
                600   GT Group Telecom, Inc.
                      Class B (Canada) (NON)                                                                       9,488
 ........................................................................................................................
             61,600   ICG Communications, Inc. (NON)                                                           1,359,050
 ........................................................................................................................
             30,900   Internap Network Services Corp. (NON)                                                    1,282,833
 ........................................................................................................................
            281,400   McLeodUSA, Inc. Class A (NON)                                                            5,821,463
 ........................................................................................................................
            487,200   Metromedia Fiber Network, Inc.
                      Class A (NON) (SEG)                                                                     19,335,750
 ........................................................................................................................
             71,200   MGC Communications, Inc. (NON)                                                           4,267,550
 ........................................................................................................................
             89,700   Network Plus Corp. (NON)                                                                 1,272,619
 ........................................................................................................................
             27,700   Next Level Communications, Inc. (NON)                                                    2,375,275
 ........................................................................................................................
            158,600   Nextlink Communications, Inc.
                      Class A (NON) (SEG)                                                                      6,016,888
 ........................................................................................................................
             71,500   Pinnacle Holdings, Inc. (NON)                                                            3,861,000
 ........................................................................................................................
             54,700   SBA Communications Corp. (NON)                                                           2,840,981
------------------------------------------------------------------------------------------------------------------------
                                                                                                              55,822,761
------------------------------------------------------------------------------------------------------------------------
                      Total Common Stocks
                      (cost $410,075,427)                                                                   $438,442,271
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (5.1%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
 ........................................................................................................................
        $12,000,000   Interest in $750,000,000 joint
                      tri-party repurchase agreement dated
                      June 30, 2000 with Goldman Sachs & Co.
                      due July 3, 2000 with respect to various
                      U.S. Treasury obligations -- maturity
                      value of $12,006,500 for an effective
                      yield of 6.50%.                                                                        $12,000,000
 ........................................................................................................................
         11,584,000   Interest in $500,000,000 joint
                      tri-party repurchase agreement dated
                      June 30, 2000 with S.B.C. Warburg, Inc.
                      due July 3, 2000 with respect to various
                      U.S. Treasury obligations -- maturity
                      value of $11,590,371 for an effective
                      yield of 6.60%.                                                                         11,584,000
------------------------------------------------------------------------------------------------------------------------
                      Total Short-Term Investments
                      (cost $23,584,000)                                                                     $23,584,000
------------------------------------------------------------------------------------------------------------------------
                      Total Investments
                      (cost $433,659,427) (b)                                                               $462,026,271
------------------------------------------------------------------------------------------------------------------------


Futures Contracts Outstanding at June 30, 2000 (Unaudited)
-------------------------------------------------------------------------------
                                 Total     Aggregate  Expiration     Unrealized
                                 Value    Face Value        Date   Appreciation
 ...............................................................................
S&P 500 Index
(Long)                      $9,542,650    $9,540,394      Sep-00         $2,256
-------------------------------------------------------------------------------
See page 133 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT Research Fund
The fund's portfolio
June 30, 2000 (Unaudited)

COMMON STOCKS (97.5%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
 ........................................................................................................................
Advertising and Marketing Services (0.4%)
 ........................................................................................................................
             23,700   Interpublic Group Cos., Inc.                                                            $1,019,100
------------------------------------------------------------------------------------------------------------------------
Banking (9.3%)
 ........................................................................................................................
            136,026   Bank of America Corp.                                                                    5,849,118
 ........................................................................................................................
             38,500   Bank of New York Company, Inc.                                                           1,790,250
 ........................................................................................................................
            101,000   Comerica, Inc.                                                                           4,532,375
 ........................................................................................................................
            145,001   Firstar Corp.                                                                            3,054,084
 ........................................................................................................................
              4,100   M & T Bank Corp.                                                                         1,845,000
 ........................................................................................................................
             96,000   Wells Fargo Co.                                                                          3,720,000
 ........................................................................................................................
             56,400   Zions Bancorp                                                                            2,588,231
------------------------------------------------------------------------------------------------------------------------
                                                                                                              23,379,058
------------------------------------------------------------------------------------------------------------------------
Broadcasting (2.3%)
 ........................................................................................................................
             24,000   AMFM, Inc. (NON)                                                                         1,656,000
 ........................................................................................................................
             53,300   Clear Channel Communications, Inc. (NON)                                                 3,997,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,653,500
------------------------------------------------------------------------------------------------------------------------
Cable Television (1.3%)
 ........................................................................................................................
             36,200   General Motors Corp. Class H (NON)                                                       3,176,550
------------------------------------------------------------------------------------------------------------------------
Chemicals (1.2%)
 ........................................................................................................................
             43,800   Avery Dennison Corp.                                                                     2,940,075
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (5.9%)
 ........................................................................................................................
             34,000   ADC Telecommunications, Inc. (NON)                                                       2,851,750
 ........................................................................................................................
             41,600   Nokia Oyj ADR (Finland)                                                                  2,077,400
 ........................................................................................................................
             97,900   Nortel Networks Corp. (Canada)                                                           6,681,675
 ........................................................................................................................
             45,600   Tellabs, Inc. (NON)                                                                      3,120,750
------------------------------------------------------------------------------------------------------------------------
                                                                                                              14,731,575
------------------------------------------------------------------------------------------------------------------------
Computers (7.6%)
 ........................................................................................................................
             47,100   Apple Computer, Inc. (NON)                                                               2,466,863
 ........................................................................................................................
             97,500   Dell Computer Corp. (NON)                                                                4,807,969
 ........................................................................................................................
             71,700   Gateway, Inc. (NON)                                                                      4,068,975
 ........................................................................................................................
             40,500   Hewlett-Packard Co.                                                                      5,057,438
 ........................................................................................................................
             40,400   Lexmark International Group, Inc.
                      Class A (NON)                                                                            2,716,900
------------------------------------------------------------------------------------------------------------------------
                                                                                                              19,118,145
------------------------------------------------------------------------------------------------------------------------
Conglomerates (6.0%)
 ........................................................................................................................
            195,600   General Electric Co. (SEG)                                                              10,366,800
 ........................................................................................................................
             99,800   Tyco International, Ltd.                                                                 4,728,025
------------------------------------------------------------------------------------------------------------------------
                                                                                                              15,094,825
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (1.3%)
 ........................................................................................................................
             36,900   Providian Financial Corp.                                                                3,321,000
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (2.7%)
 ........................................................................................................................
             98,400   CP&L, Inc.                                                                               3,142,650
 ........................................................................................................................
            135,400   Entergy Corp.                                                                            3,681,188
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,823,838
------------------------------------------------------------------------------------------------------------------------
Electronics (2.9%)
 ........................................................................................................................
             40,141   Agilent Technologies, Inc. (NON)                                                         2,960,399
 ........................................................................................................................
             15,700   Corning, Inc.                                                                            4,237,038
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,197,437
------------------------------------------------------------------------------------------------------------------------
Entertainment (2.1%)
 ........................................................................................................................
             75,517   Viacom, Inc. Class B (NON)                                                               5,149,315
------------------------------------------------------------------------------------------------------------------------
Health Care Services (1.6%)
 ........................................................................................................................
             58,000   Baxter International, Inc.                                                               4,078,125
------------------------------------------------------------------------------------------------------------------------
Insurance (1.4%)
 ........................................................................................................................
             58,400   American General Corp.                                                                   3,562,400
------------------------------------------------------------------------------------------------------------------------
Media (4.2%)
 ........................................................................................................................
             74,600   America Online, Inc. (NON)                                                               3,935,150
 ........................................................................................................................
            141,800   AT&T Corp. - Liberty Media Group
                      Class A (NON)                                                                            3,438,650
 ........................................................................................................................
             42,500   Time Warner, Inc.                                                                        3,230,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,603,800
------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (1.2%)
 ........................................................................................................................
             59,500   El Paso Energy Corp.                                                                     3,030,781
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (1.8%)
 ........................................................................................................................
             35,515   Burlington Resources, Inc.                                                               1,358,449
 ........................................................................................................................
            141,300   Conoco, Inc. Class A                                                                     3,108,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,467,049
------------------------------------------------------------------------------------------------------------------------
Oil Services (0.6%)
 ........................................................................................................................
             46,800   Baker Hughes, Inc.                                                                       1,497,600
------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products (1.3%)
 ........................................................................................................................
            243,500   Smurfit-Stone Container Corp. (NON)                                                      3,135,063
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (10.9%)
 ........................................................................................................................
             61,800   Elan Corp. PLC ADR (Ireland) (NON)                                                       2,993,438
 ........................................................................................................................
             80,600   Johnson & Johnson                                                                        8,211,125
 ........................................................................................................................
            134,600   Pfizer, Inc.                                                                             6,460,800
 ........................................................................................................................
             87,177   Pharmacia Corp.                                                                          4,505,961
 ........................................................................................................................
            102,500   Schering-Plough Corp.                                                                    5,176,250
------------------------------------------------------------------------------------------------------------------------
                                                                                                              27,347,574
------------------------------------------------------------------------------------------------------------------------
Publishing (1.2%)
 ........................................................................................................................
            354,500   Reed International PLC
                      (United Kingdom) (NON)                                                                   3,085,081
------------------------------------------------------------------------------------------------------------------------
Railroads (1.1%)
 ........................................................................................................................
            119,300   Burlington Northern Santa Fe Corp.                                                       2,736,444
------------------------------------------------------------------------------------------------------------------------
Regional Bells (4.5%)
 ........................................................................................................................
             78,300   Bell Atlantic Corp.                                                                      3,978,619
 ........................................................................................................................
            166,600   SBC Communications, Inc.                                                                 7,205,450
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,184,069
------------------------------------------------------------------------------------------------------------------------
Retail (6.0%)
 ........................................................................................................................
             81,500   CVS Corp.                                                                                3,260,000
 ........................................................................................................................
             83,800   Lowe's Cos., Inc.                                                                        3,441,038
 ........................................................................................................................
             69,900   RadioShack Corp.                                                                         3,311,513
 ........................................................................................................................
             86,700   Wal-Mart Stores, Inc.                                                                    4,996,088
------------------------------------------------------------------------------------------------------------------------
                                                                                                              15,008,639
------------------------------------------------------------------------------------------------------------------------
Semiconductor (6.8%)
 ........................................................................................................................
             25,000   Applied Materials, Inc. (NON)                                                            2,265,625
 ........................................................................................................................
             75,200   Intel Corp.                                                                             10,053,300
 ........................................................................................................................
             33,100   LSI Logic Corp. (NON)                                                                    1,791,538
 ........................................................................................................................
             33,200   Micron Technology, Inc. (NON)                                                            2,923,675
------------------------------------------------------------------------------------------------------------------------
                                                                                                              17,034,138
------------------------------------------------------------------------------------------------------------------------
Software (7.3%)
 ........................................................................................................................
             15,700   I2 Technologies, Inc. (NON)                                                              1,636,970
 ........................................................................................................................
             13,600   Inktomi Corp. (NON)                                                                      1,608,200
 ........................................................................................................................
            133,200   Microsoft Corp. (NON)                                                                   10,655,994
 ........................................................................................................................
             33,460   Parametric Technology Corp. (NON)                                                          368,060
 ........................................................................................................................
             10,000   VeriSign, Inc. (NON)                                                                     1,765,000
 ........................................................................................................................
             20,700   VERITAS Software Corp. (NON)                                                             2,339,423
------------------------------------------------------------------------------------------------------------------------
                                                                                                              18,373,647
------------------------------------------------------------------------------------------------------------------------
Technology Services (2.0%)
 ........................................................................................................................
             38,400   CheckFree Holdings Corp. (NON)                                                           1,980,000
 ........................................................................................................................
             71,200   Electronic Data Systems Corp.                                                            2,937,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,917,000
------------------------------------------------------------------------------------------------------------------------
Telecommunications (2.6%)
 ........................................................................................................................
             35,900   ALLTEL Corp.                                                                             2,223,556
 ........................................................................................................................
             45,300   Sprint Corp. (NON)                                                                       2,695,350
 ........................................................................................................................
             37,800   Vodafone AirTouch PLC
                      (United Kingdom)                                                                         1,566,338
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,485,244
------------------------------------------------------------------------------------------------------------------------
                      Total Common Stocks
                      (cost $224,258,431)                                                                   $244,151,072
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.7%) (a) (cost $6,833,000)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
 ........................................................................................................................
         $6,833,000   Interest in $500,000,000 joint
                      tri-party repurchase agreement dated
                      June 30, 2000 with S.B.C. Warburg, Inc.
                      due July 3, 2000 with respect to various
                      U.S. Treasury obligations -- maturity
                      value of $6,836,758 for an effective
                      yield of 6.60%.                                                                         $6,833,000
------------------------------------------------------------------------------------------------------------------------
                      Total Investments
                      (cost $231,091,431) (b)                                                               $250,984,072
------------------------------------------------------------------------------------------------------------------------


Futures Contracts Outstanding at June 30, 2000 (Unaudited)
-------------------------------------------------------------------------------
                                 Total     Aggregate  Expiration     Unrealized
                                 Value    Face Value        Date   Depreciation
 ...............................................................................
S&P 500 Index
(Long)                      $5,138,350    $5,172,388      Sep-00      $(34,038)
-------------------------------------------------------------------------------
See page 133 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT Small Cap Fund
The fund's portfolio
June 30, 2000 (Unaudited)

COMMON STOCKS (94.1%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
 ........................................................................................................................
Advertising and Marketing Services (0.8%)
 ........................................................................................................................
              8,150   Harte-Hanks, Inc.                                                                         $203,750
 ........................................................................................................................
              3,277   True North Communications, Inc.                                                            144,188
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 347,938
------------------------------------------------------------------------------------------------------------------------
Aerospace/Defense (2.5%)
 ........................................................................................................................
             24,239   AAR Corp.                                                                                  290,868
 ........................................................................................................................
              3,700   Alliant Techsystems, Inc.                                                                  249,519
 ........................................................................................................................
              5,800   Newport News Shipbuilding, Inc.                                                            213,150
 ........................................................................................................................
             11,500   Primex Technologies, Inc.                                                                  253,000
 ........................................................................................................................
              5,900   Triumph Group, Inc. (NON)                                                                  164,463
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,171,000
------------------------------------------------------------------------------------------------------------------------
Agriculture (0.2%)
 ........................................................................................................................
              7,000   LESCO, Inc.                                                                                106,313
------------------------------------------------------------------------------------------------------------------------
Airlines (0.4%)
 ........................................................................................................................
              7,500   Midwest Express Holdings, Inc. (NON)                                                       161,250
------------------------------------------------------------------------------------------------------------------------
Automotive (2.1%)
 ........................................................................................................................
              4,382   Borg-Warner Automotive, Inc.                                                               153,918
 ........................................................................................................................
              4,900   Carlisle Companies, Inc.                                                                   220,500
 ........................................................................................................................
             11,503   CLARCOR, Inc.                                                                              228,622
 ........................................................................................................................
              5,900   Midas, Inc.                                                                                118,000
 ........................................................................................................................
              9,700   Tower Automotive, Inc. (NON)                                                               121,250
 ........................................................................................................................
              5,050   Wynn's International, Inc.                                                                 114,572
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 956,862
------------------------------------------------------------------------------------------------------------------------
Banking (8.6%)
 ........................................................................................................................
              9,390   AMCORE Financial, Inc.                                                                     171,954
 ........................................................................................................................
             16,652   Bank United Corp. Class A                                                                  585,928
 ........................................................................................................................
             29,706   Banknorth Group, Inc.                                                                      454,873
 ........................................................................................................................
             21,169   Centennial Bancorp                                                                         183,906
 ........................................................................................................................
              6,100   City National Corp.                                                                        211,975
 ........................................................................................................................
             14,371   Commercial Federal Corp.                                                                   223,649
 ........................................................................................................................
             11,700   Community First Bankshares                                                                 190,856
 ........................................................................................................................
              8,100   First Midwest Bancorp, Inc.                                                                188,325
 ........................................................................................................................
             10,417   Hudson United Bancorp                                                                      233,731
 ........................................................................................................................
              8,986   Imperial Bancorp (NON)                                                                     139,845
 ........................................................................................................................
             14,400   North Fork Bancorporation, Inc.                                                            217,800
 ........................................................................................................................
             14,460   Provident Bankshares Corp.                                                                 195,210
 ........................................................................................................................
             19,700   Republic Bancorp, Inc.                                                                     176,069
 ........................................................................................................................
              9,700   SouthWest Bancorporation of
                      Texas, Inc. (NON)                                                                          201,275
 ........................................................................................................................
             30,946   Sovereign Bancorp, Inc.                                                                    217,589
 ........................................................................................................................
             16,900   Sterling Bancshares, Inc.                                                                  182,731
 ........................................................................................................................
              9,350   Webster Financial Corp.                                                                    207,453
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,983,169
------------------------------------------------------------------------------------------------------------------------
Beverage (0.4%)
 ........................................................................................................................
              5,800   Robert Mondavi Corp. Class A (The) (NON)                                                   177,988
------------------------------------------------------------------------------------------------------------------------
Biotechnology (0.3%)
 ........................................................................................................................
             23,200   Serologicals Corp. (NON)                                                                   116,000
------------------------------------------------------------------------------------------------------------------------
Building Materials (0.4%)
 ........................................................................................................................
             56,559   Apogee Enterprises, Inc.                                                                   199,724
------------------------------------------------------------------------------------------------------------------------
Chemicals (4.4%)
 ........................................................................................................................
             22,450   Airgas, Inc. (NON)                                                                         127,684
 ........................................................................................................................
             35,946   Crompton Corp.                                                                             440,339
 ........................................................................................................................
             11,250   Delta & Pine Land Co.                                                                      281,953
 ........................................................................................................................
              9,900   Ferro Corporation                                                                          207,900
 ........................................................................................................................
              5,400   H.B. Fuller Co.                                                                            246,038
 ........................................................................................................................
             44,614   Hanna (M.A.) Co.                                                                           401,526
 ........................................................................................................................
             19,300   Mississippi Chemical Corp.                                                                  91,675
 ........................................................................................................................
             39,866   Omnova Solutions, Inc.                                                                     249,163
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,046,278
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (3.1%)
 ........................................................................................................................
              5,964   ABM Industries, Inc.                                                                       137,172
 ........................................................................................................................
              6,500   ADVO, Inc. (NON)                                                                           273,000
 ........................................................................................................................
             11,700   Banta Corp.                                                                                221,569
 ........................................................................................................................
             13,108   Bowne & Co., Inc.                                                                          131,899
 ........................................................................................................................
             10,900   G & K Services, Inc. Class A                                                               273,181
 ........................................................................................................................
             11,200   RemedyTemp, Inc. Class A (NON)                                                             137,200
 ........................................................................................................................
             10,500   Varco International, Inc. (NON)                                                            244,125
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,418,146
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (1.9%)
 ........................................................................................................................
             17,238   Communications Systems, Inc.                                                               262,880
 ........................................................................................................................
             29,644   IFR Systems, Inc. (NON)                                                                    148,220
 ........................................................................................................................
              5,400   Inter-Tel, Inc.                                                                             86,738
 ........................................................................................................................
             18,750   Performance Technologies, Inc. (NON)                                                       159,375
 ........................................................................................................................
             21,073   Superior TeleCom, Inc.                                                                     209,413
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 866,626
------------------------------------------------------------------------------------------------------------------------
Computers (1.1%)
 ........................................................................................................................
             18,900   Gerber Scientific, Inc.                                                                    217,350
 ........................................................................................................................
             14,850   Mentor Graphics Corp. (NON)                                                                295,144
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 512,494
------------------------------------------------------------------------------------------------------------------------
Conglomerates (0.5%)
 ........................................................................................................................
             28,900   GenCorp., Inc.                                                                             231,200
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (1.3%)
 ........................................................................................................................
              6,250   AptarGroup, Inc.                                                                           168,750
 ........................................................................................................................
              7,800   Dial Corp. (The)                                                                            80,925
 ........................................................................................................................
             10,253   Lancaster Colony Corp.                                                                     199,934
 ........................................................................................................................
              7,755   Oneida, Ltd.                                                                               137,651
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 587,260
------------------------------------------------------------------------------------------------------------------------
Distribution (0.5%)
 ........................................................................................................................
              7,300   Performance Food Group Co. (NON)                                                           233,600
------------------------------------------------------------------------------------------------------------------------
Electrical Equipment (1.9%)
 ........................................................................................................................
             23,800   BE Aerospace, Inc. (NON)                                                                   163,625
 ........................................................................................................................
              9,900   BEI Technologies, Inc.                                                                     253,069
 ........................................................................................................................
              7,200   Lincoln Electric Holdings, Inc.                                                            102,600
 ........................................................................................................................
              1,600   SLI, Inc.                                                                                   19,400
 ........................................................................................................................
             16,500   Thomas & Betts Corp.                                                                       315,563
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 854,257
------------------------------------------------------------------------------------------------------------------------
Electronics (7.5%)
 ........................................................................................................................
              3,445   Avnet, Inc.                                                                                204,116
 ........................................................................................................................
              9,492   Belden, Inc.                                                                               243,233
 ........................................................................................................................
             49,264   General Cable Corp.                                                                        400,270
 ........................................................................................................................
              4,550   International Rectifier Corp. (NON)                                                        254,800
 ........................................................................................................................
              6,300   Kent Electronics Corp. (NON)                                                               187,819
 ........................................................................................................................
              6,950   Littlelfuse, Inc. (NON)                                                                    340,550
 ........................................................................................................................
              6,350   Methode Electronics, Inc. Class A                                                          245,269
 ........................................................................................................................
              8,700   Park Electrochemical Corp.                                                                 313,744
 ........................................................................................................................
             26,728   Pioneer-Standard Electronics, Inc.                                                         394,238
 ........................................................................................................................
             20,700   Recoton Corp. (NON)                                                                        216,056
 ........................................................................................................................
              2,461   Tektronix, Inc.                                                                            182,114
 ........................................................................................................................
              4,800   Varian Medical Systems, Inc. (NON)                                                         187,800
 ........................................................................................................................
             31,157   X-Rite, Inc.                                                                               284,308
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,454,317
------------------------------------------------------------------------------------------------------------------------
Energy (2.5%)
 ........................................................................................................................
              6,900   GulfMark Offshore, Inc. (NON)                                                              169,050
 ........................................................................................................................
              5,269   Helmerich & Payne, Inc.                                                                    196,929
 ........................................................................................................................
              5,700   National-Oilwell, Inc. (NON)                                                               187,388
 ........................................................................................................................
             16,500   Newpark Resources, Inc. (NON)                                                              155,719
 ........................................................................................................................
              6,800   Pride International, Inc. (NON)                                                            168,300
 ........................................................................................................................
              7,811   Tidewater, Inc.                                                                            281,196
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,158,582
------------------------------------------------------------------------------------------------------------------------
Engineering & Construction (0.7%)
 ........................................................................................................................
              5,227   Ameron International Corp.                                                                 186,865
 ........................................................................................................................
              5,000   Texas Industries, Inc.                                                                     144,375
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 331,240
------------------------------------------------------------------------------------------------------------------------
Food (3.9%)
 ........................................................................................................................
              7,400   American Italian Pasta Co. Class A (NON)                                                   153,088
 ........................................................................................................................
             16,600   Earthgrains Co. (The)                                                                      322,663
 ........................................................................................................................
             26,000   International Multifoods Corp.                                                             450,125
 ........................................................................................................................
              6,200   Michael Foods, Inc.                                                                        151,900
 ........................................................................................................................
              7,800   Smithfield Foods, Inc. (NON)                                                               218,888
 ........................................................................................................................
             19,500   United Natural Foods, Inc. (NON)                                                           268,125
 ........................................................................................................................
             12,021   Universal Foods Corp.                                                                      222,389
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,787,178
------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (0.8%)
 ........................................................................................................................
             16,600   Dover Downs Entertainment, Inc.                                                            232,400
 ........................................................................................................................
              5,500   Station Casinos, Inc. (NON)                                                                137,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 369,900
------------------------------------------------------------------------------------------------------------------------
Health Care Services (8.4%)
 ........................................................................................................................
             14,100   AmeriSource Health Corp. Class A (NON)                                                     437,100
 ........................................................................................................................
             16,550   Bindley Western Industries, Inc.                                                           437,541
 ........................................................................................................................
              1,200   Conmed Corp. (NON)                                                                          31,050
 ........................................................................................................................
             22,550   Conventry Health Care, Inc. (NON)                                                          300,549
 ........................................................................................................................
              7,564   Invacare Corp.                                                                             198,555
 ........................................................................................................................
              6,100   Lincare Holdings, Inc. (NON)                                                               150,213
 ........................................................................................................................
             29,900   Matria Healthcare, Inc. (NON)                                                              137,353
 ........................................................................................................................
             42,180   Omnicare, Inc.                                                                             382,256
 ........................................................................................................................
             11,850   Orthodontic Centers of America, Inc. (NON)                                                 268,106
 ........................................................................................................................
             22,433   Per-Se Technologies, Inc. (NON)                                                            210,309
 ........................................................................................................................
             11,700   PSS World Medical, Inc. (NON)                                                               78,609
 ........................................................................................................................
             19,600   Quorum Health Group, Inc. (NON)                                                            202,125
 ........................................................................................................................
              6,150   Trigon Healthcare, Inc. (NON)                                                              317,109
 ........................................................................................................................
             26,293   United Wisconsin Services                                                                  142,968
 ........................................................................................................................
              3,400   Universal Health Services, Inc. Class B (NON)                                              222,700
 ........................................................................................................................
             38,533   US Oncology, Inc. (NON)                                                                    192,665
 ........................................................................................................................
              9,351   Vital Signs, Inc.                                                                          169,487
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,878,695
------------------------------------------------------------------------------------------------------------------------
Homebuilding (0.4%)
 ........................................................................................................................
              9,869   Lennar Corp.                                                                               199,847
------------------------------------------------------------------------------------------------------------------------
Household Furniture and Appliances (0.2%)
 ........................................................................................................................
              9,650   Applica Incorporated (NON)                                                                 109,166
------------------------------------------------------------------------------------------------------------------------
Insurance (4.3%)
 ........................................................................................................................
             10,568   Amerus Life Holdings, Inc. Class A                                                         217,965
 ........................................................................................................................
             11,677   Berkley (W.R.) Corp.                                                                       218,944
 ........................................................................................................................
              7,200   Commerce Group, Inc.                                                                       212,400
 ........................................................................................................................
             20,603   Enhance Financial Services Group, Inc.                                                     296,168
 ........................................................................................................................
             11,850   FBL Financial Group, Inc. Class A                                                          186,638
 ........................................................................................................................
             15,800   Fidelity National Financial, Inc.                                                          289,338
 ........................................................................................................................
             41,190   Fremont General Corp.                                                                      162,186
 ........................................................................................................................
             13,500   Horace Mann Educators Corp.                                                                202,500
 ........................................................................................................................
             15,350   Presidential Life Corp.                                                                    212,981
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,999,120
------------------------------------------------------------------------------------------------------------------------
Machinery (2.6%)
 ........................................................................................................................
             16,256   DT Industries, Inc.                                                                        152,400
 ........................................................................................................................
             12,050   Gardner Denver, Inc. (NON)                                                                 215,394
 ........................................................................................................................
              4,850   JLK Direct Distribution, Inc. Class A (NON)                                                 24,856
 ........................................................................................................................
             17,900   Milacron, Inc.                                                                             259,550
 ........................................................................................................................
             11,800   MSC Industrial Direct Co., Inc. Class A (NON)                                              247,063
 ........................................................................................................................
             12,700   Regal-Beloit Corp.                                                                         203,994
 ........................................................................................................................
              8,450   Wabtec Corp.                                                                                87,669
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,190,926
------------------------------------------------------------------------------------------------------------------------
Manufacturing (2.8%)
 ........................................................................................................................
             14,900   ABC-NACO, Inc.                                                                             255,237
 ........................................................................................................................
              7,619   Applied Power, Inc. Class A                                                                119,200
 ........................................................................................................................
              7,350   Pentair, Inc.                                                                              260,925
 ........................................................................................................................
              5,950   Roper Industries, Inc.                                                                     152,469
 ........................................................................................................................
              4,900   Teleflex, Inc.                                                                             175,175
 ........................................................................................................................
              5,000   Tennant Co.                                                                                187,500
 ........................................................................................................................
              9,200   UCAR International, Inc. (NON)                                                             120,175
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,270,681
------------------------------------------------------------------------------------------------------------------------
Medical Technology (4.3%)
 ........................................................................................................................
              4,069   Arrow International, Inc.                                                                  136,312
 ........................................................................................................................
              2,739   Beckman Coulter, Inc.                                                                      159,889
 ........................................................................................................................
              6,100   Diagnostic Products Corp.                                                                  195,200
 ........................................................................................................................
             10,100   Haemonetics Corp. (NON)                                                                    212,100
 ........................................................................................................................
             15,314   Mentor Corp.                                                                               416,349
 ........................................................................................................................
             26,541   Meridian Diagnostics, Inc.                                                                 207,352
 ........................................................................................................................
             37,801   Owens & Minor, Inc.                                                                        649,705
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,976,907
------------------------------------------------------------------------------------------------------------------------
Metals (1.4%)
 ........................................................................................................................
              9,421   Carpenter Technology Corp.                                                                 199,019
 ........................................................................................................................
              9,800   Material Sciences Corp. (NON)                                                               98,000
 ........................................................................................................................
             15,850   Quanex Corp.                                                                               235,769
 ........................................................................................................................
              6,500   Reliance Steel & Aluminum Co.                                                              124,313
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 657,101
------------------------------------------------------------------------------------------------------------------------
Office Equipment & Supplies (1.8%)
 ........................................................................................................................
              8,500   Falcon Products, Inc.                                                                       80,750
 ........................................................................................................................
              5,450   HON INDUSTRIES, Inc.                                                                       128,075
 ........................................................................................................................
             13,355   Standard Register Co. (The)                                                                190,309
 ........................................................................................................................
              5,800   United Stationers, Inc.                                                                    187,775
 ........................................................................................................................
             22,282   Wallace Computer Services, Inc.                                                            220,035
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 806,944
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (2.1%)
 ........................................................................................................................
             15,600   Basin Exploration, Inc. (NON)                                                              278,850
 ........................................................................................................................
              3,250   Devon Energy Corp.                                                                         182,609
 ........................................................................................................................
              4,200   Mitchell Energy & Development Corp.
                      Class A                                                                                    134,925
 ........................................................................................................................
              4,050   Newfield Exploration Co. (NON)                                                             158,456
 ........................................................................................................................
              4,996   St. Mary Land & Exploration Co.                                                            210,144
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 964,984
------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products (0.9%)
 ........................................................................................................................
              8,540   Albany International Corp.                                                                 123,830
 ........................................................................................................................
              8,100   BWAY Corp. (NON)                                                                            53,663
 ........................................................................................................................
              9,100   Caraustar Industries, Inc.                                                                 137,638
 ........................................................................................................................
             10,351   Wausau-Mosinee Paper Corp.                                                                  88,630
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 403,761
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (0.3%)
 ........................................................................................................................
              3,577   Cambrex Corp.                                                                              160,965
------------------------------------------------------------------------------------------------------------------------
Photography/Imaging (0.8%)
 ........................................................................................................................
             54,211   BMC Industries, Inc.                                                                       220,232
 ........................................................................................................................
              5,000   Imation Corp. (NON)                                                                        146,875
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 367,107
------------------------------------------------------------------------------------------------------------------------
Publishing (1.0%)
 ........................................................................................................................
              6,900   McClatchy Co. Class A (The)                                                                228,563
 ........................................................................................................................
              4,400   Media General, Inc. Class A                                                                213,675
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 442,238
------------------------------------------------------------------------------------------------------------------------
Real Estate (0.4%)
 ........................................................................................................................
              9,387   LNR Property Corp.                                                                         183,047
------------------------------------------------------------------------------------------------------------------------
Restaurants (1.2%)
 ........................................................................................................................
             24,457   CBRL Group, Inc.                                                                           359,212
 ........................................................................................................................
              7,500   Papa Johns International, Inc. (NON)                                                       183,750
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 542,962
------------------------------------------------------------------------------------------------------------------------
Retail (5.8%)
 ........................................................................................................................
              4,350   Aaron Rents, Inc.                                                                           54,647
 ........................................................................................................................
             47,462   Baker (J.), Inc.                                                                           275,873
 ........................................................................................................................
              6,100   Barnes & Noble, Inc. (NON)                                                                 135,725
 ........................................................................................................................
             21,100   Claire's Stores, Inc.                                                                      406,175
 ........................................................................................................................
             10,850   Coldwater Creek, Inc. (NON)                                                                326,856
 ........................................................................................................................
             18,900   J. Jill Group, Inc. (NON)                                                                  122,850
 ........................................................................................................................
              6,700   Lands' End, Inc. (NON)                                                                     223,613
 ........................................................................................................................
             10,890   Petco Animal Supplies, Inc. (NON)                                                          213,716
 ........................................................................................................................
             50,695   Pier 1 Imports, Inc.                                                                       494,276
 ........................................................................................................................
             17,550   Regis Corp.                                                                                219,375
 ........................................................................................................................
             17,300   Ruddick Corp.                                                                              204,356
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,677,462
------------------------------------------------------------------------------------------------------------------------
Semiconductor (0.6%)
 ........................................................................................................................
              4,200   DuPont Photomasks, Inc. (NON)                                                              287,700
------------------------------------------------------------------------------------------------------------------------
Shipping (2.0%)
 ........................................................................................................................
             11,600   Circle International Group, Inc.                                                           291,450
 ........................................................................................................................
             14,300   Fritz Companies, Inc. (NON)                                                                147,469
 ........................................................................................................................
             12,700   USFreightways Corp.                                                                        311,944
 ........................................................................................................................
             16,096   Wabash National Corp.                                                                      192,146
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 943,009
------------------------------------------------------------------------------------------------------------------------
Software (1.2%)
 ........................................................................................................................
              9,400   Hyperion Solutions Corp. (NON)                                                             304,913
 ........................................................................................................................
             12,700   JDA Software Group, Inc. (NON)                                                             243,681
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 548,594
------------------------------------------------------------------------------------------------------------------------
Technology Services (4.2%)
 ........................................................................................................................
             19,924   Analysts International Corp.                                                               185,542
 ........................................................................................................................
             11,600   CACI International, Inc. Class A (NON)                                                     226,200
 ........................................................................................................................
             13,100   Ciber, Inc. (NON)                                                                          173,575
 ........................................................................................................................
             29,598   Computer Task Group, Inc.                                                                  149,840
 ........................................................................................................................
             18,900   Davox Corp. (NON)                                                                          244,519
 ........................................................................................................................
             14,500   FileNET Corp. (NON)                                                                        266,438
 ........................................................................................................................
              7,100   Keane, Inc. (NON)                                                                          153,538
 ........................................................................................................................
             35,851   MTS Systems Corp.                                                                          224,069
 ........................................................................................................................
             17,844   Telxon Corp. (NON)                                                                         318,962
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,942,683
------------------------------------------------------------------------------------------------------------------------
Telephone (0.4%)
 ........................................................................................................................
              7,100   CT Communications, Inc.                                                                    201,906
------------------------------------------------------------------------------------------------------------------------
Textiles (0.6%)
 ........................................................................................................................
             14,000   Culp, Inc.                                                                                  71,750
 ........................................................................................................................
             20,333   Wolverine World Wide, Inc.                                                                 200,788
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 272,538
------------------------------------------------------------------------------------------------------------------------
Transaction Processing (0.6%)
 ........................................................................................................................
             11,200   National Data Corp.                                                                        257,600
------------------------------------------------------------------------------------------------------------------------
                      Total Common Stocks
                      (cost $41,211,202)                                                                     $43,357,265
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (5.4%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
 ........................................................................................................................
         $1,200,000   Interest in $750,000,000 joint
                      tri-party repurchase agreement dated
                      June 30, 2000 with Goldman Sachs & Co.
                      due July 3, 2000 with respect to various
                      U.S. Treasury obligations -- maturity
                      value of $1,200,650 for an effective
                      yield of 6.50%.                                                                         $1,200,000
 ........................................................................................................................
          1,281,000   Interest in $500,000,000 joint
                      tri-party repurchase agreement dated
                      June 30, 2000 with S.B.C. Warburg, Inc.
                      due July 3, 2000 with respect to various
                      U.S. Treasury obligations -- maturity
                      value of $1,281,705 for an effective
                      yield of 6.60%.                                                                          1,281,000
------------------------------------------------------------------------------------------------------------------------
                      Total Short-Term Investments
                      (cost $2,481,000)                                                                       $2,481,000
------------------------------------------------------------------------------------------------------------------------
                      Total Investments
                      (cost $43,692,202) (b)                                                                 $45,838,265
------------------------------------------------------------------------------------------------------------------------
See page 133 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





Putnam VT Technology Fund
The fund's portfolio
June 30, 2000 (Unaudited)

COMMON STOCKS (99.8%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
 ........................................................................................................................
Biotechnology (1.4%)
 ........................................................................................................................
                 62   Genentech, Inc. (NON)                                                                      $10,664
 ........................................................................................................................
                 64   Medimmune, Inc. (NON)                                                                        4,736
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  15,400
------------------------------------------------------------------------------------------------------------------------
Broadcasting (2.1%)
 ........................................................................................................................
                180   Clear Channel Communications, Inc. (NON)                                                    13,500
 ........................................................................................................................
                130   Echostar Communications Corp. Class A (NON)                                                  4,304
 ........................................................................................................................
                 47   Univision Communications, Inc. Class A (NON)                                                 4,865
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  22,669
------------------------------------------------------------------------------------------------------------------------
Cable Television (0.8%)
 ........................................................................................................................
                355   AT&T Corp. - Liberty Media Group
                      Class A (NON)                                                                                8,609
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (0.7%)
 ........................................................................................................................
                100   Keynote Systems, Inc. (NON)                                                                  7,056
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (23.1%)
 ........................................................................................................................
                111   ADC Telecommunications, Inc. (NON)                                                           9,310
 ........................................................................................................................
                242   Advanced Fibre Communications (NON)                                                         10,966
 ........................................................................................................................
                129   Brocade Communications Systems, Inc. (NON)                                                  23,669
 ........................................................................................................................
              1,015   Cisco Systems, Inc. (NON)                                                                   64,515
 ........................................................................................................................
                175   Comverse Technology, Inc. (NON)                                                             16,275
 ........................................................................................................................
                 53   Corning, Inc.                                                                               14,303
 ........................................................................................................................
                113   Extreme Networks, Inc. (NON)                                                                11,922
 ........................................................................................................................
                 56   Foundry Networks, Inc. (NON)                                                                 6,160
 ........................................................................................................................
                165   Juniper Networks, Inc. (NON)                                                                24,018
 ........................................................................................................................
                353   Nortel Networks Corp. (Canada)                                                              24,092
 ........................................................................................................................
                 57   Redback Networks, Inc. (NON)                                                                10,146
 ........................................................................................................................
                 57   Sonus Networks, Inc. (NON)                                                                   8,999
 ........................................................................................................................
                621   Telefonaktiebolaget LM Ericsson AB
                      ADR (Sweden)                                                                                12,420
 ........................................................................................................................
                167   Tellabs, Inc. (NON)                                                                         11,429
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 248,224
------------------------------------------------------------------------------------------------------------------------
Computers (12.3%)
 ........................................................................................................................
                 54   Apple Computer, Inc. (NON)                                                                   2,828
 ........................................................................................................................
                382   Dell Computer Corp. (NON)                                                                   18,837
 ........................................................................................................................
                365   EMC Corp. (NON)                                                                             28,082
 ........................................................................................................................
                152   Gateway, Inc. (NON)                                                                          8,626
 ........................................................................................................................
                108   Hewlett-Packard Co.                                                                         13,487
 ........................................................................................................................
                105   IBM Corp.                                                                                   11,504
 ........................................................................................................................
                 43   Inktomi Corp. (NON)                                                                          5,085
 ........................................................................................................................
                 61   Lexmark International Group, Inc.
                      Class A (NON)                                                                                4,102
 ........................................................................................................................
                107   MMC Networks, Inc. (NON)                                                                     5,718
 ........................................................................................................................
                209   Sun Microsystems, Inc. (NON)                                                                19,006
 ........................................................................................................................
                 87   VeriSign, Inc. (NON)                                                                        15,356
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 132,631
------------------------------------------------------------------------------------------------------------------------
Electronics (18.6%)
 ........................................................................................................................
                 65   Alpha Industries, Inc. (NON)                                                                 2,864
 ........................................................................................................................
                 44   Applied Micro Circuits Corp. (NON)                                                           4,345
 ........................................................................................................................
                290   ARM Holdings Plc (United Kingdom) (NON)                                                      9,534
 ........................................................................................................................
                 87   Broadcom Corp. (NON)                                                                        19,048
 ........................................................................................................................
                150   Chartered Semiconductor
                      Manufacturing, Ltd ADR (Singapore) (NON)                                                    13,500
 ........................................................................................................................
                165   Cypress Semiconductor Corp. (NON)                                                            6,971
 ........................................................................................................................
                 60   Flextronics International, Ltd.                                                              4,121
 ........................................................................................................................
                139   Intel Corp.                                                                                 18,583
 ........................................................................................................................
                110   JDS Uniphase Corp. (NON)                                                                    13,186
 ........................................................................................................................
                138   Linear Technology Corp.                                                                      8,823
 ........................................................................................................................
                146   LSI Logic Corp. (NON)                                                                        7,902
 ........................................................................................................................
                190   Micron Technology, Inc. (NON)                                                               16,732
 ........................................................................................................................
                 54   PMC - Sierra, Inc. (NON)                                                                     9,595
 ........................................................................................................................
                 76   RF Micro Devices, Inc. (NON)                                                                 6,660
 ........................................................................................................................
                 67   Sanmina Corp. (NON)                                                                          5,729
 ........................................................................................................................
                 46   SDL, Inc. (NON)                                                                             13,119
 ........................................................................................................................
                224   Taiwan Semiconductor Manufacturing Co.
                      ADR (Taiwan)                                                                                 8,680
 ........................................................................................................................
                192   Texas Instruments, Inc.                                                                     13,188
 ........................................................................................................................
                129   Vitesse Semiconductor Corp. (NON)                                                            9,490
 ........................................................................................................................
                100   Xilinx, Inc. (NON)                                                                           8,256
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 200,326
------------------------------------------------------------------------------------------------------------------------
Entertainment (0.8%)
 ........................................................................................................................
                127   Viacom, Inc. Class B (NON)                                                                   8,660
------------------------------------------------------------------------------------------------------------------------
Medical Technology (1.1%)
 ........................................................................................................................
                182   PE Corp. - PE Biosystems Group                                                              11,989
------------------------------------------------------------------------------------------------------------------------
Semiconductor (2.5%)
 ........................................................................................................................
                130   Applied Materials, Inc. (NON)                                                               11,781
 ........................................................................................................................
                216   LAM Research Corp. (NON)                                                                     8,100
 ........................................................................................................................
                 98   Teradyne, Inc. (NON)                                                                         7,203
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  27,084
------------------------------------------------------------------------------------------------------------------------
Software (21.7%)
 ........................................................................................................................
                 97   Amdocs, Ltd.                                                                                 7,445
 ........................................................................................................................
                201   BEA Systems, Inc. (NON)                                                                      9,937
 ........................................................................................................................
                169   BroadVision, Inc. (NON)                                                                      8,587
 ........................................................................................................................
                 58   Business Objects S.A. ADR (France) (NON)                                                     5,111
 ........................................................................................................................
                 24   Check Point Software
                      Technologies, Ltd. (Israel)                                                                  5,082
 ........................................................................................................................
                100   I2 Technologies, Inc. (NON)                                                                 10,427
 ........................................................................................................................
                151   Informatica Corp. (NON)                                                                     12,373
 ........................................................................................................................
                 83   Micromuse, Inc. (NON)                                                                       13,735
 ........................................................................................................................
                802   Microsoft Corp. (NON)                                                                       64,160
 ........................................................................................................................
                213   Oracle Corp. (NON)                                                                          17,905
 ........................................................................................................................
                190   Portal Software, Inc. (NON)                                                                 12,136
 ........................................................................................................................
                136   Siebel Systems, Inc. (NON)                                                                  22,245
 ........................................................................................................................
                 99   Software.com, Inc. (NON)                                                                    12,858
 ........................................................................................................................
                206   VERITAS Software Corp. (NON)                                                                23,281
 ........................................................................................................................
                159   Vignette Corp. (NON)                                                                         8,270
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 233,552
------------------------------------------------------------------------------------------------------------------------
Technology Services (5.4%)
 ........................................................................................................................
                241   America Online, Inc. (NON)                                                                  12,713
 ........................................................................................................................
                319   Electronic Data Systems Corp.                                                               13,159
 ........................................................................................................................
                361   InfoSpace, Inc. (NON)                                                                       19,945
 ........................................................................................................................
                 93   Yahoo! Inc. (NON)                                                                           11,520
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  57,337
------------------------------------------------------------------------------------------------------------------------
Telecommunications (9.3%)
 ........................................................................................................................
                 40   Aether Systems, Inc. (NON)                                                                   8,200
 ........................................................................................................................
                507   McLeodUSA, Inc. Class A (NON)                                                               10,489
 ........................................................................................................................
                447   Metromedia Fiber Network, Inc. Class A (NON)                                                17,740
 ........................................................................................................................
                146   Nextel Communications, Inc. Class A (NON)                                                    8,933
 ........................................................................................................................
                249   Nextlink Communications, Inc. Class A (NON)                                                  9,446
 ........................................................................................................................
                401   Nokia Oyj AB ADR (Finland)                                                                  20,025
 ........................................................................................................................
                221   Sprint Corp. (NON)                                                                          13,150
 ........................................................................................................................
                281   Vodafone AirTouch Plc ADR
                      (United Kingdom)                                                                            11,644
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  99,627
------------------------------------------------------------------------------------------------------------------------
                      Total Common Stocks
                      (cost $1,001,412)                                                                       $1,073,164
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (1.1%) (a) (cost $12,000)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
 ........................................................................................................................
            $12,000   Interest in $500,000,000 joint repurchase
                      agreement dated June 30, 2000 with
                      S.B.C. Warburg Securities due
                      July 3, 2000 with respect to various
                      U.S. Treasury Obligations -- maturity
                      value of $12,007 for an effective
                      yield of 6.6%                                                                              $12,000
------------------------------------------------------------------------------------------------------------------------
                      Total Investments
                      (cost $1,013,412) (b)                                                                   $1,085,164
------------------------------------------------------------------------------------------------------------------------
See page 133 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





Putnam VT Utilities Growth and Income Fund
The fund's portfolio
June 30, 2000 (Unaudited)

COMMON STOCKS (88.9%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
 ........................................................................................................................
Cable Television (0.4%)
 ........................................................................................................................
             67,300   Adelphia Communications Corp.
                      Class A (NON)                                                                           $3,154,688
------------------------------------------------------------------------------------------------------------------------
Combined Utilities (2.9%)
 ........................................................................................................................
             61,100   American Water Works, Inc.                                                               1,527,500
 ........................................................................................................................
            403,400   Constellation Energy Group                                                              13,135,713
 ........................................................................................................................
            360,300   Korea Electric Power Corp.
                      (South Korea)                                                                           11,181,613
------------------------------------------------------------------------------------------------------------------------
                                                                                                              25,844,826
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (0.6%)
 ........................................................................................................................
             84,400   Tellabs, Inc. (NON)                                                                      5,776,125
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (35.6%)
 ........................................................................................................................
             86,900   Ameren Corp.                                                                             2,932,875
 ........................................................................................................................
            142,000   Calpine Corp. (NON)                                                                      9,336,500
 ........................................................................................................................
             78,100   CH Energy Group, Inc.                                                                    2,650,519
 ........................................................................................................................
             14,350   Chilectra S.A. 144A ADR (Chile)                                                            227,806
 ........................................................................................................................
            371,000   CiNergy Corp.                                                                            9,437,313
 ........................................................................................................................
             96,813   CMS Energy Corp.                                                                         2,141,988
 ........................................................................................................................
            325,800   CP&L, Inc.                                                                              10,405,238
 ........................................................................................................................
             71,088   Companhia Energetica de Minas
                      Gerais - CEMIG ADR (Brazil)                                                              1,208,496
 ........................................................................................................................
            187,800   Companhia Paranaense de
                      Energia-Copel ADR (Brazil)                                                               1,748,888
 ........................................................................................................................
            125,600   Conectiv, Inc.                                                                           1,954,650
 ........................................................................................................................
            174,300   Consolidated Edison, Inc.                                                                5,163,638
 ........................................................................................................................
            206,936   Dominion Resources, Inc.                                                                 8,872,381
 ........................................................................................................................
            386,820   DPL, Inc.                                                                                8,485,864
 ........................................................................................................................
            141,300   DQE, Inc.                                                                                5,581,350
 ........................................................................................................................
            273,400   Duke Energy Corp.                                                                       15,412,925
 ........................................................................................................................
             40,000   E.On AG (Germany) (NON)                                                                  1,970,470
 ........................................................................................................................
            592,800   Edison International                                                                    12,152,400
 ........................................................................................................................
            200,000   El Paso Electric Co.                                                                     2,237,500
 ........................................................................................................................
             11,221   Eletropaulo Metropolitana S.A. (Brazil)                                                    790,408
 ........................................................................................................................
              9,910   Empresa Bandeirante de Energia
                      S.A. (Brazil)                                                                               69,255
 ........................................................................................................................
              9,910   Empresa Metropolitana de Aguas e
                      Energia S.A. - EBE (Brazil) (NON)                                                           26,932
 ........................................................................................................................
             90,000   Empresa Nacional de Electricidad
                      S.A. - EMAE (Spain) (NON)                                                                1,750,134
 ........................................................................................................................
              9,910   Empresa Paulista de Transmissao de
                      Energia Electrica S.A. - EPTE (Brazil)                                                      93,384
 ........................................................................................................................
            378,147   Energy East Corp.                                                                        7,208,427
 ........................................................................................................................
            508,100   Entergy Corp.                                                                           13,813,969
 ........................................................................................................................
            157,400   Florida Progress Corp.                                                                   7,378,125
 ........................................................................................................................
            263,200   FPL Group, Inc.                                                                         13,028,400
 ........................................................................................................................
            224,800   GPU, Inc.                                                                                6,083,650
 ........................................................................................................................
             57,900   Hawaiian Electric Industries, Inc.                                                       1,899,844
 ........................................................................................................................
            360,300   Iberdrola S.A. (Spain) (NON)                                                             4,661,706
 ........................................................................................................................
            149,200   IPALCO Enterprises, Inc.                                                                 3,002,650
 ........................................................................................................................
            118,700   LG&E Energy Corp.                                                                        2,833,963
 ........................................................................................................................
              5,900   Light Participacoes S.A. (Brazil)                                                           13,187
 ........................................................................................................................
            120,200   Montana Power Co.                                                                        4,244,563
 ........................................................................................................................
            124,700   New Century Energies, Inc.                                                               3,741,000
 ........................................................................................................................
            370,000   Niagara Mohawk Holdings, Inc. (NON)                                                      5,156,875
 ........................................................................................................................
            426,600   NiSource, Inc.                                                                           7,945,425
 ........................................................................................................................
            333,200   Northeast Utilities                                                                      7,247,100
 ........................................................................................................................
            129,000   OGE Energy Corp.                                                                         2,386,500
 ........................................................................................................................
            170,900   Peco Energy Co.                                                                          6,889,406
 ........................................................................................................................
            452,500   PG&E Corp.                                                                              11,142,813
 ........................................................................................................................
            152,200   Pinnacle West Capital Corp.                                                              5,155,775
 ........................................................................................................................
            161,600   Potomac Electric Power Co.                                                               4,040,000
 ........................................................................................................................
            232,000   PPL Corp.                                                                                5,089,500
 ........................................................................................................................
            270,000   Public Service Co. of New Mexico                                                         4,168,125
 ........................................................................................................................
            161,880   Puget Sound Energy, Inc.                                                                 3,450,068
 ........................................................................................................................
            531,100   Reliant Energy, Inc.                                                                    15,700,644
 ........................................................................................................................
            226,100   SCANA Corp.                                                                              5,454,663
 ........................................................................................................................
          1,243,586   Scottish Power PLC (United Kingdom)                                                     10,540,138
 ........................................................................................................................
          4,750,000   Shandong International Power
                      Development Co., Ltd. Class H (China)                                                      700,788
 ........................................................................................................................
            378,280   Sierra Pacific Resources                                                                 4,752,143
 ........................................................................................................................
             81,300   Southern Co.                                                                             1,895,306
 ........................................................................................................................
            261,800   Teco Energy, Inc.                                                                        5,252,363
 ........................................................................................................................
            328,300   TXU Corp.                                                                                9,684,850
 ........................................................................................................................
            307,500   Unicom Corp.                                                                            11,896,406
 ........................................................................................................................
            203,500   Union Electrica Fenosa S.A. (Spain) (NON)                                                3,695,902
 ........................................................................................................................
             57,900   UniSource Energy Corp.                                                                     868,500
 ........................................................................................................................
             69,900   United Illuminating Co.                                                                  3,058,125
 ........................................................................................................................
            141,400   Utilicorp United, Inc.                                                                   2,810,325
 ........................................................................................................................
            298,100   Wisconsin Energy Corp.                                                                   5,906,106
------------------------------------------------------------------------------------------------------------------------
                                                                                                             317,448,244
------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (22.0%)
 ........................................................................................................................
            244,800   AGL Resources, Inc.                                                                      3,901,500
 ........................................................................................................................
             83,600   Atmos Energy Corp.                                                                       1,463,000
 ........................................................................................................................
            134,200   Cascade Natural Gas Corp.                                                                2,239,463
 ........................................................................................................................
             85,500   Coastal Corp.                                                                            5,204,813
 ........................................................................................................................
            172,700   Columbia Energy Group                                                                   11,333,438
 ........................................................................................................................
            212,382   Dynegy, Inc.                                                                            14,508,345
 ........................................................................................................................
            484,200   El Paso Energy Corp.                                                                    24,663,938
 ........................................................................................................................
            375,800   Energen Corp.                                                                            8,197,138
 ........................................................................................................................
            430,000   Enron Corp.                                                                             27,735,000
 ........................................................................................................................
            139,200   Equitable Resources, Inc.                                                                6,716,400
 ........................................................................................................................
            245,200   KeySpan Corp.                                                                            7,539,900
 ........................................................................................................................
             87,350   Kinder Morgan, Inc.                                                                      3,019,034
 ........................................................................................................................
             84,500   Laclede Gas Co.                                                                          1,626,625
 ........................................................................................................................
            104,150   MCN Energy Group, Inc.                                                                   2,226,206
 ........................................................................................................................
            134,700   National Fuel Gas Co.                                                                    6,566,625
 ........................................................................................................................
             43,700   New Jersey Resources Corp.                                                               1,663,331
 ........................................................................................................................
            194,600   NICOR, Inc.                                                                              6,348,825
 ........................................................................................................................
            288,200   Northwest Natural Gas Co.                                                                6,448,475
 ........................................................................................................................
            146,800   NUI Corp.                                                                                3,963,600
 ........................................................................................................................
             66,100   ONEOK, Inc.                                                                              1,714,469
 ........................................................................................................................
            138,800   Peoples Energy Corp.                                                                     4,493,650
 ........................................................................................................................
            118,900   Piedmont Natural Gas Co., Inc.                                                           3,158,281
 ........................................................................................................................
             40,500   Providence Energy Corp.                                                                  1,640,250
 ........................................................................................................................
            150,300   Questar Corp.                                                                            2,912,063
 ........................................................................................................................
            518,855   Sempra Energy                                                                            8,820,535
 ........................................................................................................................
             17,700   South Jersey Industries, Inc.                                                              460,200
 ........................................................................................................................
             64,200   Southwest Gas Corp.                                                                      1,123,500
 ........................................................................................................................
            179,400   Transportadora de Gas del Sur
                      ADR (Argentina)                                                                          1,614,600
 ........................................................................................................................
             58,366   Vectren Corp.                                                                            1,006,814
 ........................................................................................................................
            119,600   Washington Gas Light Co.                                                                 2,877,875
 ........................................................................................................................
            511,100   Williams Cos., Inc.                                                                     21,306,481
------------------------------------------------------------------------------------------------------------------------
                                                                                                             196,494,374
------------------------------------------------------------------------------------------------------------------------
Power Producers (--%)
 ........................................................................................................................
             57,100   Centrais Geradoras do Sul do Brasil
                      S.A. (Brazil) (NON)                                                                         69,356
------------------------------------------------------------------------------------------------------------------------
Regional Bells (11.2%)
 ........................................................................................................................
            442,856   Bell Atlantic Corp.                                                                     22,502,621
 ........................................................................................................................
            604,000   BellSouth Corp.                                                                         25,745,500
 ........................................................................................................................
            242,800   GTE Corp.                                                                               15,114,300
 ........................................................................................................................
            656,242   SBC Communications, Inc.                                                                28,381,352
 ........................................................................................................................
             93,500   US West, Inc.                                                                            8,017,625
------------------------------------------------------------------------------------------------------------------------
                                                                                                              99,761,398
------------------------------------------------------------------------------------------------------------------------
Technology Services (1.8%)
 ........................................................................................................................
            306,700   Convergys Corp. (NON)                                                                   15,910,063
------------------------------------------------------------------------------------------------------------------------
Telecommunications (12.0%)
 ........................................................................................................................
             73,000   Allegiance Telecom, Inc. (NON)                                                           4,672,000
 ........................................................................................................................
            111,290   ALLTEL Corp.                                                                             6,893,024
 ........................................................................................................................
            398,900   AT&T Corp.                                                                              12,615,213
 ........................................................................................................................
            284,746   AT&T Wireless Group (NON)                                                                7,937,295
 ........................................................................................................................
             71,000   Focal Communications Corp. (NON)                                                         2,569,313
 ........................................................................................................................
             16,000   France Telecom S.A. (France)                                                             2,244,956
 ........................................................................................................................
             73,900   Global Crossing, Ltd. (NON)                                                              1,944,494
 ........................................................................................................................
            215,500   Hellenic Telecommunication
                      Organization S.A. ADR (Greece)                                                           2,626,406
 ........................................................................................................................
            149,000   ICG Communications, Inc. (NON)                                                           3,287,313
 ........................................................................................................................
             45,000   MGC Communications, Inc. (NON)                                                           2,697,188
 ........................................................................................................................
            110,000   Nextel Communications, Inc. Class A (NON)                                                6,730,625
 ........................................................................................................................
             69,487   Nextlink Communications, Inc. Class A (NON)                                              2,636,163
 ........................................................................................................................
                440   Nippon Telegraph and
                      Telephone Corp. (Japan)                                                                  5,865,003
 ........................................................................................................................
            414,600   Sprint Corp. (SEG)                                                                      21,144,600
 ........................................................................................................................
             82,000   Sprint Corp. (PCS Group) (NON)                                                           4,879,000
 ........................................................................................................................
              7,100   Tele Celular Sul Participacoes S.A.
                      ADR (Brazil)                                                                               321,275
 ........................................................................................................................
             23,733   Tele Centro Oeste Celular
                      Participacoes S.A. ADR (Brazil)                                                            284,796
 ........................................................................................................................
             14,300   Tele Centro Sul Participacoes S.A.
                      ADR (Brazil)                                                                             1,044,794
 ........................................................................................................................
              1,340   Tele Leste Celular Participacoes S.A.
                      ADR (Brazil)                                                                                59,295
 ........................................................................................................................
              1,340   Tele Norte Celular Participacoes S.A.
                      ADR (Brazil)                                                                                68,005
 ........................................................................................................................
             14,300   Tele Sudeste Celular Participacoes
                      S.A. ADR (Brazil)                                                                          436,150
 ........................................................................................................................
             58,200   Telecom Argentina S.A. ADR (Argentina)                                                   1,600,500
 ........................................................................................................................
             11,900   Telefonica de Argentina S.A.
                      ADR (Argentina)                                                                            377,825
 ........................................................................................................................
            186,400   Telefonica del Peru S.A. ADR (Peru)                                                      2,120,300
 ........................................................................................................................
              3,550   Telemig Celular Participacoes S.A.
                      ADR (Brazil)                                                                               245,838
 ........................................................................................................................
              3,550   Telemig Celular Participacoes S.A.
                      ADR (Brazil)                                                                               253,825
 ........................................................................................................................
             28,500   Telesp Celular Participacoes S.A.
                      ADR (Brazil)                                                                             1,278,938
 ........................................................................................................................
             71,400   Telesp-Telecomunicacoes de Sao Paulo
                      S.A. ADR (Brazil)                                                                        1,320,900
 ........................................................................................................................
          1,350,000   Vodafone AirTouch PLC
                      (United Kingdom)                                                                         5,455,411
 ........................................................................................................................
             30,000   VoiceStream Wireless Corp. (NON)                                                         3,488,906
------------------------------------------------------------------------------------------------------------------------
                                                                                                             107,099,351
------------------------------------------------------------------------------------------------------------------------
Telephone (2.4%)
 ........................................................................................................................
             95,000   BCE, Inc. (Canada)                                                                       2,262,188
 ........................................................................................................................
            156,700   Broadwing, Inc.                                                                          4,064,406
 ........................................................................................................................
            117,700   Cable & Wireless PLC ADR
                      (United Kingdom)                                                                         5,892,356
 ........................................................................................................................
             58,200   Philippine Long Distance Telephone
                      Co. ADR (Philippines)                                                                    1,033,050
 ........................................................................................................................
            261,500   Portugal Telecom S.A. ADR (Portugal)                                                     2,941,875
 ........................................................................................................................
            197,700   PT Indosat ADR (Indonesia)                                                               2,248,838
 ........................................................................................................................
            138,132   PT Telekomunikasi Indonesia
                      ADR (Indonesia)                                                                            958,291
 ........................................................................................................................
             79,230   Telecom Corp. of New Zealand, Ltd.
                      ADR (New Zealand)                                                                        2,228,344
 ........................................................................................................................
             71,400   Telecomunicacoes Brasileiras S.A. (Brazil) (NON)                                             1,584
------------------------------------------------------------------------------------------------------------------------
                                                                                                              21,630,932
------------------------------------------------------------------------------------------------------------------------
                      Total Common Stocks
                      (cost $649,723,549)                                                                   $793,189,357
------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (7.3%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
 ........................................................................................................................
Electric Utilities (4.8%)
 ........................................................................................................................
         $2,000,000   Arizona Public Service Co. notes
                      6 1/4s, 2005                                                                            $1,874,060
 ........................................................................................................................
          1,000,000   Australian Gas & Light Co.144A
                      sr. notes 6 3/8s, 2003 (Australia)                                                         958,730
 ........................................................................................................................
            800,000   Calpine Corp. sr. notes 7 3/4s, 2009                                                       755,000
 ........................................................................................................................
          2,000,000   CILCORP, Inc. sr. notes 8.7s, 2009                                                       2,021,428
 ........................................................................................................................
          2,000,000   CiNergy Corp. deb. 6 1/8s, 2004                                                          1,862,220
 ........................................................................................................................
          1,200,000   CMS Energy Corp. pass through
                      certificates 7s, 2005                                                                    1,104,804
 ........................................................................................................................
          2,000,000   Conectiv, Inc. notes, Ser. A, 6.73s, 2006                                                1,926,420
 ........................................................................................................................
          1,000,000   Connecticut Light & Power Co. 1st mtge.
                      Ser. D, 7 7/8s, 2024                                                                       999,680
 ........................................................................................................................
          2,375,000   Connecticut Light & Power Co. 1st
                      mtge. Ser. C, 7 3/4s, 2002                                                               2,382,553
 ........................................................................................................................
          2,000,000   Consolidated Edison, Inc. deb. 6.45s, 2007                                               1,858,200
 ........................................................................................................................
          1,665,000   Dominion Resources, Inc. sr. notes
                      8 1/8s, 2010                                                                             1,676,255
 ........................................................................................................................
          1,685,000   DPL, Inc. 144A sr. notes 8 1/4s, 2007                                                    1,682,978
 ........................................................................................................................
          1,980,000   Edison Mission Energy 144A notes
                      7.73s, 2009                                                                              1,930,817
 ........................................................................................................................
          3,000,000   Hydro-Quebec local government
                      guaranty Ser. HY, 8.4s, 2022 (Canada)                                                    3,230,730
 ........................................................................................................................
          1,000,000   Kansas Gas & Electric deb. 8.29s, 2016                                                     796,880
 ........................................................................................................................
          3,000,000   Niagara Mohawk Power Corp. sr. notes
                      Ser. G, 7 3/4s, 2008                                                                     2,924,070
 ........................................................................................................................
          1,121,000   Otter Tail Power Co. 1st mtge. 7 1/4s, 2002                                              1,120,238
 ........................................................................................................................
          2,000,000   PG&E Gas Transmission Northwest
                      sr. notes 7.1s, 2005                                                                     1,958,460
 ........................................................................................................................
          2,000,000   Public Service Co. of Colorado coll.
                      trust 6 3/8s, 2005                                                                       1,893,000
 ........................................................................................................................
          1,500,000   Sierra Pacific Power Co. med. term
                      notes Ser. C, 6.82s, 2006                                                                1,408,110
 ........................................................................................................................
          2,660,000   Southern Investments Service Co.
                      sr. notes 6.8s, 2006 (United Kingdom)                                                    2,409,721
 ........................................................................................................................
          1,000,000   TXU Corp. secd. lease fac. bonds
                      7.46s, 2015                                                                                940,270
 ........................................................................................................................
          1,600,000   TXU Electrical Capital company
                      guaranty 8.175s, 2037                                                                    1,594,848
 ........................................................................................................................
          2,000,000   Utilicorp United, Inc. sr. notes 8.2s, 2007                                              2,002,200
 ........................................................................................................................
          2,000,000   Western Resources, Inc. sr. notes
                      6 7/8s, 2004                                                                             1,771,680
------------------------------------------------------------------------------------------------------------------------
                                                                                                              43,083,352
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (0.9%)
 ........................................................................................................................
          2,980,000   Coastal Corp. deb. 6 1/2s, 2008                                                          2,736,981
 ........................................................................................................................
          1,500,000   Columbia Energy Corp. notes, Ser. E,
                      7.32s, 2010                                                                              1,386,510
 ........................................................................................................................
          1,000,000   K N Energy, Inc. sr. notes 6.45s, 2003                                                     968,350
 ........................................................................................................................
            380,000   KN Capital Trust III company guaranty
                      7.63s, 2028                                                                                332,880
 ........................................................................................................................
          1,250,000   Louis Dreyfus Natural Gas notes
                      6 7/8s, 2007                                                                             1,119,675
 ........................................................................................................................
          1,500,000   Southwest Gas Corp. deb. 7 1/2s, 2006                                                    1,480,680
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,025,076
------------------------------------------------------------------------------------------------------------------------
Power Producers (0.1%)
 ........................................................................................................................
          1,000,000   CalEnergy, Inc. sr. notes 7.63s, 2007                                                      981,050
 ........................................................................................................................
            305,000   Midland Funding II deb. Ser. A,
                      11 3/4s, 2005                                                                              341,423
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,322,473
------------------------------------------------------------------------------------------------------------------------
Telecommunications (1.2%)
 ........................................................................................................................
          2,650,000   Bell Atlantic Corp. deb. 7 7/8s, 2029                                                    2,612,158
 ........................................................................................................................
          2,000,000   Century Telephone Enterprises, Inc.
                      deb., Ser. G, 6 7/8s, 2028                                                               1,676,460
 ........................................................................................................................
          3,000,000   Sprint Capital Corp. company guaranty
                      6.9s, 2019                                                                               2,667,480
 ........................................................................................................................
          3,200,000   U S West Communications, Inc. notes
                      5 5/8s, 2008                                                                             2,764,768
 ........................................................................................................................
          1,250,000   WorldCom, Inc. notes 7 3/4s, 2007                                                        1,251,388
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,972,254
------------------------------------------------------------------------------------------------------------------------
Utilities (0.1%)
 ........................................................................................................................
            646,318   Salton Sea Funding Corp. 144A company
                      guaranty, Ser. E, 8.3s, 2011                                                               649,879
------------------------------------------------------------------------------------------------------------------------
Water Utilities (0.2%)
 ........................................................................................................................
          1,500,000   Pennsylvania American Water Co. 144A
                      mtge. 7.8s, 2026                                                                         1,477,575
------------------------------------------------------------------------------------------------------------------------
                      Total Corporate Bonds and Notes
                      (cost $70,184,455)                                                                     $65,530,609
------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (1.3%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
 ........................................................................................................................
U.S. Treasury Obligations (1.3%)
 ........................................................................................................................
                      U.S. Treasury Bonds
 ........................................................................................................................
         $5,295,000     6 1/8s, August 15, 2029                                                               $5,347,950
 ........................................................................................................................
            965,000     6 1/8s, November 15, 2027                                                                962,887
 ........................................................................................................................
          1,320,000     5 1/4s, November 15, 2028                                                              1,168,820
 ........................................................................................................................
                      U.S. Treasury Notes
 ........................................................................................................................
            145,000     6s, August 15, 2009                                                                      143,844
 ........................................................................................................................
          2,965,000     5 7/8s, November 15, 2004                                                              2,921,919
 ........................................................................................................................
          1,280,000     5 1/2s, May 15, 2009                                                                   1,224,794
------------------------------------------------------------------------------------------------------------------------
                      Total U.S. Government and
                      Agency Obligations
                      (cost $11,328,621)                                                                     $11,770,214
------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.2%) (a) (cost $1,500,000)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
 ........................................................................................................................
              1,500   Centaur Funding Corp. 144A 9.08%
                      cum. pfd. (Cayman Islands)                                                              $1,544,985
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.0%) (a) (cost $17,917,000)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
 ........................................................................................................................
        $17,917,000   Interest in $500,000,000 joint
                      tri-party repurchase agreement dated
                      June 30, 2000 with S.B.C. Warburg, Inc.
                      due July 3, 2000 with respect to various
                      U.S. Treasury obligations -- maturity
                      value of $17,926,854 for an effective
                      yield of 6.60%.                                                                        $17,917,000
------------------------------------------------------------------------------------------------------------------------
                      Total Investments
                      (cost $750,653,625) (b)                                                               $889,952,165
------------------------------------------------------------------------------------------------------------------------


Futures Contracts Outstanding at June 30, 2000 (Unaudited)
-------------------------------------------------------------------------------
                                 Total     Aggregate  Expiration     Unrealized
                                 Value    Face Value        Date   Depreciation
 ...............................................................................
US Treasury Note
10 yr (Short)               $3,443,125    $3,422,742      Sep-00      $(20,383)
-------------------------------------------------------------------------------
See page 133 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT Vista Fund
The fund's portfolio
June 30, 2000 (Unaudited)

COMMON STOCKS (94.4%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
 ........................................................................................................................
Advertising and Marketing Services (2.7%)
 ........................................................................................................................
            311,900   Interpublic Group Cos., Inc.                                                           $13,411,700
 ........................................................................................................................
             63,100   Omnicom Group, Inc.                                                                      5,619,844
 ........................................................................................................................
            116,200   Young & Rubicam, Inc.                                                                    6,645,188
------------------------------------------------------------------------------------------------------------------------
                                                                                                              25,676,732
------------------------------------------------------------------------------------------------------------------------
Aerospace/Defense (0.5%)
 ........................................................................................................................
             57,600   General Motors Corp. Class H (NON)                                                       5,054,400
------------------------------------------------------------------------------------------------------------------------
Banking (1.0%)
 ........................................................................................................................
              9,727   M & T Bank Corp.                                                                         4,377,150
 ........................................................................................................................
            104,300   Zions Bancorp                                                                            4,786,392
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,163,542
------------------------------------------------------------------------------------------------------------------------
Biotechnology (6.4%)
 ........................................................................................................................
             16,600   Abgenix, Inc. (NON)                                                                      1,989,666
 ........................................................................................................................
             64,000   Diversa Corp. (NON)                                                                      2,120,000
 ........................................................................................................................
             79,600   Gilead Sciences, Inc. (NON)                                                              5,661,550
 ........................................................................................................................
             20,200   IDEC Pharmaceuticals Corp. (NON)                                                         2,369,713
 ........................................................................................................................
            145,100   IDEXX Laboratories, Inc. (NON)                                                           3,319,163
 ........................................................................................................................
            138,100   Immunex Corp. (NON)                                                                      6,827,319
 ........................................................................................................................
              6,000   Medarex, Inc. (NON)                                                                        507,000
 ........................................................................................................................
            261,900   Medimmune, Inc. (NON)                                                                   19,380,600
 ........................................................................................................................
             19,200   Millennium Pharmaceuticals, Inc. (NON)                                                   2,148,000
 ........................................................................................................................
             14,700   Protein Design Labs, Inc. (NON)                                                          2,424,811
 ........................................................................................................................
            118,000   Sepracor, Inc. (NON)                                                                    14,233,750
------------------------------------------------------------------------------------------------------------------------
                                                                                                              60,981,572
------------------------------------------------------------------------------------------------------------------------
Broadcasting (2.8%)
 ........................................................................................................................
            113,200   Radio One, Inc. Class A (NON)                                                            3,346,475
 ........................................................................................................................
            226,400   Radio One, Inc. Class D (NON)                                                            4,994,950
 ........................................................................................................................
            350,300   Spanish Broadcasting System, Inc.
                      Class A (NON)                                                                            7,203,044
 ........................................................................................................................
            112,500   Univision Communications, Inc. Class A (NON)                                            11,643,750
------------------------------------------------------------------------------------------------------------------------
                                                                                                              27,188,219
------------------------------------------------------------------------------------------------------------------------
Chemicals (2.0%)
 ........................................................................................................................
            264,757   Ecolab, Inc.                                                                            10,342,070
 ........................................................................................................................
            222,200   Praxair, Inc.                                                                            8,318,613
------------------------------------------------------------------------------------------------------------------------
                                                                                                              18,660,683
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (0.5%)
 ........................................................................................................................
             93,300   Cintas Corp.                                                                             3,422,944
 ........................................................................................................................
             18,400   Macrovision Corp. (NON)                                                                  1,176,163
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,599,107
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (7.2%)
 ........................................................................................................................
            116,300   ADC Telecommunications, Inc. (NON)                                                       9,754,663
 ........................................................................................................................
             77,100   Brocade Communications Systems (NON)                                                    14,146,645
 ........................................................................................................................
            184,320   Comverse Technology, Inc. (NON)                                                         17,141,760
 ........................................................................................................................
             57,600   Crossroads Systems, Inc. (NON)                                                           1,454,400
 ........................................................................................................................
            233,200   Finisar Corp. (NON)                                                                      6,106,925
 ........................................................................................................................
             20,400   Foundry Networks, Inc. (NON)                                                             2,244,000
 ........................................................................................................................
            101,500   Redback Networks, Inc. (NON)                                                            18,067,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              68,915,393
------------------------------------------------------------------------------------------------------------------------
Computers (2.9%)
 ........................................................................................................................
            137,200   Apple Computer, Inc. (NON)                                                               7,185,850
 ........................................................................................................................
             44,300   Inktomi Corp. (NON)                                                                      5,238,475
 ........................................................................................................................
            118,900   Lexmark International Group, Inc.
                      Class A (NON)                                                                            7,996,025
 ........................................................................................................................
              8,400   Network Appliance, Inc. (NON)                                                              676,200
 ........................................................................................................................
             11,400   TIBCO Software, Inc. (NON)                                                               1,222,472
 ........................................................................................................................
             30,700   VeriSign, Inc. (NON)                                                                     5,418,550
------------------------------------------------------------------------------------------------------------------------
                                                                                                              27,737,572
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (0.9%)
 ........................................................................................................................
            180,200   Estee Lauder Cos. Class A                                                                8,908,638
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (1.5%)
 ........................................................................................................................
            168,300   Calpine Corp. (NON)                                                                     11,065,725
 ........................................................................................................................
             76,800   Florida Progress Corp.                                                                   3,600,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              14,665,725
------------------------------------------------------------------------------------------------------------------------
Electronics (15.3%)
 ........................................................................................................................
             66,500   Altera Corp. (NON)                                                                       6,778,844
 ........................................................................................................................
            109,700   Analog Devices, Inc. (NON)                                                               8,337,200
 ........................................................................................................................
            120,800   Applied Micro Circuits Corp. (NON)                                                      11,929,000
 ........................................................................................................................
            109,600   Atmel Corp. (NON)                                                                        4,041,500
 ........................................................................................................................
            115,200   Bookham Technology PLC
                      (United Kingdom) (NON)                                                                   6,825,600
 ........................................................................................................................
             50,800   E-Tek Dynamics, Inc. (NON)                                                              13,401,675
 ........................................................................................................................
             13,800   GlobeSpan, Inc. (NON)                                                                    1,684,678
 ........................................................................................................................
            113,400   Jabil Circuit, Inc. (NON)                                                                5,627,475
 ........................................................................................................................
             74,300   JDS Uniphase Corp. (NON)                                                                 8,906,713
 ........................................................................................................................
             69,700   LSI Logic Corp. (NON)                                                                    3,772,513
 ........................................................................................................................
            128,500   Maxim Integrated Products, Inc. (NON)                                                    8,729,969
 ........................................................................................................................
            160,100   PerkinElmer, Inc.                                                                       10,586,613
 ........................................................................................................................
             40,400   PMC - Sierra, Inc. (NON)                                                                 7,178,575
 ........................................................................................................................
             74,400   RF Micro Devices, Inc. (NON)                                                             6,519,300
 ........................................................................................................................
             99,700   Sanmina Corp. (NON)                                                                      8,524,350
 ........................................................................................................................
            158,700   Sawtek, Inc. (NON)                                                                       9,135,169
 ........................................................................................................................
            200,300   SCI Systems, Inc. (NON)                                                                  7,849,256
 ........................................................................................................................
            164,300   Vitesse Semiconductor Corp. (NON)                                                       12,086,319
 ........................................................................................................................
             50,900   Xilinx, Inc. (NON)                                                                       4,202,431
------------------------------------------------------------------------------------------------------------------------
                                                                                                             146,117,180
------------------------------------------------------------------------------------------------------------------------
Energy (4.1%)
 ........................................................................................................................
             99,700   BJ Services Co. (NON)                                                                    6,231,250
 ........................................................................................................................
            100,600   Cooper Cameron Corp. (NON)                                                               6,639,600
 ........................................................................................................................
            339,300   Global Marine, Inc. (NON)                                                                9,564,019
 ........................................................................................................................
             84,100   Smith International, Inc. (NON)                                                          6,123,531
 ........................................................................................................................
            194,800   Transocean Sedco Forex, Inc.                                                            10,409,625
------------------------------------------------------------------------------------------------------------------------
                                                                                                              38,968,025
------------------------------------------------------------------------------------------------------------------------
Financial (0.8%)
 ........................................................................................................................
            176,500   Intuit, Inc. (NON)                                                                       7,302,688
------------------------------------------------------------------------------------------------------------------------
Health Care Services (0.3%)
 ........................................................................................................................
            194,600   Health Management Assoc., Inc. (NON)                                                     2,541,963
------------------------------------------------------------------------------------------------------------------------
Household Furniture and Appliances (0.3%)
 ........................................................................................................................
            193,900   Furniture Brands International, Inc. (NON)                                               2,932,738
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (0.3%)
 ........................................................................................................................
             55,100   Legg Mason, Inc.                                                                         2,755,000
------------------------------------------------------------------------------------------------------------------------
Leisure Time (0.9%)
 ........................................................................................................................
            226,800   Harley-Davidson, Inc.                                                                    8,731,800
------------------------------------------------------------------------------------------------------------------------
Manufacturing (0.8%)
 ........................................................................................................................
            155,500   Danaher Corp.                                                                            7,687,531
------------------------------------------------------------------------------------------------------------------------
Medical Technology (3.9%)
 ........................................................................................................................
            292,700   Allergan, Inc.                                                                          21,806,150
 ........................................................................................................................
            193,000   PE Biosystems Group                                                                     12,713,875
 ........................................................................................................................
             20,300   Waters Corp. (NON)                                                                       2,533,694
------------------------------------------------------------------------------------------------------------------------
                                                                                                              37,053,719
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (1.4%)
 ........................................................................................................................
            130,800   Devon Energy Corp.                                                                       7,349,325
 ........................................................................................................................
            108,800   Murphy Oil Corp.                                                                         6,466,800
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,816,125
------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products (0.3%)
 ........................................................................................................................
             51,200   Sealed Air Corp. (NON)                                                                   2,681,600
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (4.3%)
 ........................................................................................................................
             64,500   Andrx Corporation (NON)                                                                  4,122,961
 ........................................................................................................................
            131,700   Forest Laboratories, Inc. (NON)                                                         13,301,700
 ........................................................................................................................
             64,900   Inhale Therapeutic Systems (NON)                                                         6,585,322
 ........................................................................................................................
            370,900   IVAX Corp. (NON)                                                                        15,392,350
 ........................................................................................................................
             10,700   United Therapeutics Corp.                                                                1,159,613
------------------------------------------------------------------------------------------------------------------------
                                                                                                              40,561,946
------------------------------------------------------------------------------------------------------------------------
Publishing (0.2%)
 ........................................................................................................................
             74,100   PRIMEDIA, Inc. (NON)                                                                     1,685,775
------------------------------------------------------------------------------------------------------------------------
Restaurants (0.9%)
 ........................................................................................................................
            272,500   Darden Restaurants, Inc.                                                                 4,428,125
 ........................................................................................................................
            110,300   Starbucks Corp. (NON)                                                                    4,212,081
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,640,206
------------------------------------------------------------------------------------------------------------------------
Retail (4.5%)
 ........................................................................................................................
            261,600   BJ's Wholesale Club, Inc. (NON)                                                          8,632,800
 ........................................................................................................................
            136,300   Circuit City Stores, Inc.                                                                4,523,456
 ........................................................................................................................
            466,400   Family Dollar Stores, Inc.                                                               9,123,950
 ........................................................................................................................
            254,300   Linens 'N Things, Inc. (NON)                                                             6,897,888
 ........................................................................................................................
            107,900   RadioShack Corp.                                                                         5,111,763
 ........................................................................................................................
            127,200   Tiffany & Co.                                                                            8,586,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              42,875,857
------------------------------------------------------------------------------------------------------------------------
Semiconductor (1.8%)
 ........................................................................................................................
            176,500   LAM Research Corp. (NON)                                                                 6,618,750
 ........................................................................................................................
            125,100   LTX Corp. (NON)                                                                          4,370,681
 ........................................................................................................................
             90,500   Teradyne, Inc. (NON)                                                                     6,651,750
------------------------------------------------------------------------------------------------------------------------
                                                                                                              17,641,181
------------------------------------------------------------------------------------------------------------------------
Software (14.5%)
 ........................................................................................................................
             40,400   Akamai Technologies, Inc. (NON)                                                          4,796,869
 ........................................................................................................................
            172,400   BEA Systems, Inc. (NON)                                                                  8,523,025
 ........................................................................................................................
             42,600   BMC Software, Inc. (NON)                                                                 1,554,234
 ........................................................................................................................
            175,700   BroadVision, Inc. (NON)                                                                  8,927,756
 ........................................................................................................................
             86,700   I2 Technologies, Inc. (NON)                                                              9,039,830
 ........................................................................................................................
             45,700   ISS Group, Inc. (NON)                                                                    4,512,161
 ........................................................................................................................
             68,800   Macromedia, Inc. (NON)                                                                   6,652,100
 ........................................................................................................................
             45,200   Mercury Interactive Corp. (NON)                                                          4,373,100
 ........................................................................................................................
              7,100   Micromuse, Inc. (NON)                                                                    1,174,939
 ........................................................................................................................
            382,300   Peregrine Systems, Inc. (NON)                                                           13,261,031
 ........................................................................................................................
             32,900   Phone.com, Inc. (NON)                                                                    2,142,613
 ........................................................................................................................
            173,500   Portal Software, Inc. (NON)                                                             11,082,313
 ........................................................................................................................
             78,700   Quest Software, Inc. (NON)                                                               4,358,013
 ........................................................................................................................
            191,100   Rational Software Corp. (NON)                                                           17,760,356
 ........................................................................................................................
             47,400   Siebel Systems, Inc. (NON)                                                               7,752,863
 ........................................................................................................................
            158,773   VERITAS Software Corp. (NON) (SEG)                                                      17,943,830
 ........................................................................................................................
            278,600   Vignette Corp. (NON)                                                                    14,491,553
------------------------------------------------------------------------------------------------------------------------
                                                                                                             138,346,586
------------------------------------------------------------------------------------------------------------------------
Technology Services (6.3%)
 ........................................................................................................................
            147,200   CMGI, Inc. (NON)                                                                         6,743,600
 ........................................................................................................................
            149,100   Convergys Corp. (NON)                                                                    7,734,563
 ........................................................................................................................
             64,000   Diamond Technology Partners, Inc. (NON)                                                  5,632,000
 ........................................................................................................................
            245,100   Fiserv, Inc. (NON)                                                                      10,600,575
 ........................................................................................................................
            102,200   InfoSpace.com, Inc. (NON)                                                                5,646,550
 ........................................................................................................................
             43,900   Scient Corp. (NON)                                                                       1,937,088
 ........................................................................................................................
              2,400   StorageNetworks, Inc. (NON)                                                                216,600
 ........................................................................................................................
            378,400   Symbol Technologies, Inc.                                                               20,433,600
 ........................................................................................................................
            176,200   Ziff-Davis, Inc. (NON)                                                                   1,585,800
------------------------------------------------------------------------------------------------------------------------
                                                                                                              60,530,376
------------------------------------------------------------------------------------------------------------------------
Telecommunications (5.1%)
 ........................................................................................................................
            145,900   Allegiance Telecom, Inc. (NON)                                                           9,337,600
 ........................................................................................................................
            233,200   Crown Castle International Corp. (NON)                                                   8,511,800
 ........................................................................................................................
            483,800   McLeodUSA, Inc. Class A (NON)                                                           10,008,601
 ........................................................................................................................
             99,450   NTL, Inc. (NON)                                                                          5,954,569
 ........................................................................................................................
             80,500   Telephone and Data Systems, Inc.                                                         8,070,125
 ........................................................................................................................
             60,440   VoiceStream Wireless Corp. (NON)                                                         7,028,983
------------------------------------------------------------------------------------------------------------------------
                                                                                                              48,911,678
------------------------------------------------------------------------------------------------------------------------
                      Total Common Stocks
                      (cost $685,413,829)                                                                   $901,333,557
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (4.6%) (a) (cost $44,217,000)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
 ........................................................................................................................
        $44,217,000   Interest in $378,983,000 joint repurchase
                      agreement dated June 30, 2000 with
                      Salomon Smith Barney, Inc. due
                      July 3, 2000 with respect to various
                      U.S. Treasury obligations -- maturity
                      value of $44,240,951 for an effective
                      yield of 6.50%                                                                         $44,217,000
------------------------------------------------------------------------------------------------------------------------
                      Total Investments
                      (cost $729,630,829) (b)                                                               $945,550,557
------------------------------------------------------------------------------------------------------------------------


Futures Contracts Outstanding at June 30, 2000 (Unaudited)
-------------------------------------------------------------------------------
                                 Total     Aggregate  Expiration     Unrealized
                                 Value    Face Value        Date   Depreciation
 ...............................................................................
S&P 500 Index
(Long)                     $40,372,750   $40,481,400      Sep-00     $(108,650)
-------------------------------------------------------------------------------
See page 133 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT Voyager Fund
The fund's portfolio
June 30, 2000 (Unaudited)

COMMON STOCKS (95.7%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
 ........................................................................................................................
Advertising and Marketing Services (0.5%)
 ........................................................................................................................
            153,900   DoubleClick, Inc. (NON)                                                                 $5,867,438
 ........................................................................................................................
            358,700   Lamar Advertising Co. (NON)                                                             15,536,194
 ........................................................................................................................
            348,400   Omnicom Group, Inc.                                                                     31,029,375
------------------------------------------------------------------------------------------------------------------------
                                                                                                              52,433,007
------------------------------------------------------------------------------------------------------------------------
Airlines (0.1%)
 ........................................................................................................................
            276,200   Ryanair Holdings, PLC ADR (Ireland) (NON)                                               10,081,300
------------------------------------------------------------------------------------------------------------------------
Banking (2.5%)
 ........................................................................................................................
            440,500   Bank of America Corp.                                                                   18,941,500
 ........................................................................................................................
            359,600   Bank of New York Company, Inc.                                                          16,721,400
 ........................................................................................................................
             17,600   Comerica, Inc.                                                                             789,800
 ........................................................................................................................
            282,650   Federal Home Loan Mortgage Corp.                                                        11,447,325
 ........................................................................................................................
          1,483,150   Fifth Third Bancorp                                                                     93,809,238
 ........................................................................................................................
          3,069,970   Firstar Corp.                                                                           64,661,243
 ........................................................................................................................
             16,700   Mellon Financial Corp.                                                                     608,506
 ........................................................................................................................
            231,850   SunTrust Banks, Inc.                                                                    10,592,647
 ........................................................................................................................
            454,200   TCF Financial Corp.                                                                     11,667,263
 ........................................................................................................................
             95,600   Zions Bancorp                                                                            4,387,144
------------------------------------------------------------------------------------------------------------------------
                                                                                                             233,626,066
------------------------------------------------------------------------------------------------------------------------
Beverage (0.2%)
 ........................................................................................................................
            317,950   Coca-Cola Co.                                                                           18,262,253
 ........................................................................................................................
             40,900   Pepsi Bottling Group, Inc. (The)                                                         1,193,769
 ........................................................................................................................
             61,300   PepsiCo, Inc.                                                                            2,724,019
------------------------------------------------------------------------------------------------------------------------
                                                                                                              22,180,041
------------------------------------------------------------------------------------------------------------------------
Biotechnology (1.5%)
 ........................................................................................................................
            575,600   Amgen, Inc. (NON)                                                                       40,435,900
 ........................................................................................................................
            138,650   Biogen, Inc. (NON)                                                                       8,942,925
 ........................................................................................................................
            245,600   Genentech, Inc. (NON)                                                                   42,243,200
 ........................................................................................................................
            436,200   Sepracor, Inc. (NON)                                                                    52,616,625
 ........................................................................................................................
             34,100   Transkaryotic Therapies, Inc. (Malaysia) (NON)                                           1,253,175
------------------------------------------------------------------------------------------------------------------------
                                                                                                             145,491,825
------------------------------------------------------------------------------------------------------------------------
Broadcasting (4.9%)
 ........................................................................................................................
          1,510,700   AMFM, Inc. (NON)                                                                       104,238,300
 ........................................................................................................................
             62,100   Citadel Communications Corp. (NON)                                                       2,169,619
 ........................................................................................................................
          1,404,650   Clear Channel Communications, Inc. (NON)                                               105,348,750
 ........................................................................................................................
            595,200   Echostar Communications Corp.
                      Class A (NON)                                                                           19,706,700
 ........................................................................................................................
            301,900   Entercom Communications Corp. (NON)                                                     14,717,625
 ........................................................................................................................
            478,000   Hispanic Broadcasting Corp. (NON)                                                       15,833,750
 ........................................................................................................................
          3,921,021   Infinity Broadcasting Corp. Class A (NON)                                              142,872,203
 ........................................................................................................................
            309,100   Univision Communications, Inc. Class A (NON)                                            31,991,850
 ........................................................................................................................
            912,400   WestWood One, Inc. (NON)                                                                31,135,650
------------------------------------------------------------------------------------------------------------------------
                                                                                                             468,014,447
------------------------------------------------------------------------------------------------------------------------
Cable Television (3.9%)
 ........................................................................................................................
            399,500   Adelphia Communications Corp. (NON)                                                     18,726,563
 ........................................................................................................................
         13,090,202   AT&T Corp. - Liberty Media Group
                      Class A (NON)                                                                          317,437,406
 ........................................................................................................................
            436,650   Comcast Corp. Class A (NON)                                                             17,684,325
 ........................................................................................................................
            957,000   USA Networks, Inc. (NON)                                                                20,695,125
------------------------------------------------------------------------------------------------------------------------
                                                                                                             374,543,419
------------------------------------------------------------------------------------------------------------------------
Chemicals (--%)
 ........................................................................................................................
             10,000   Avery Dennison Corp.                                                                       671,250
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (1.4%)
 ........................................................................................................................
            644,288   Capita Group PLC (United Kingdom)                                                       15,767,850
 ........................................................................................................................
          1,834,000   Cendant Corp. (NON)                                                                     25,676,000
 ........................................................................................................................
            960,925   Cintas Corp.                                                                            35,253,936
 ........................................................................................................................
          4,387,200   Serco Group PLC (United Kingdom)                                                        34,196,140
 ........................................................................................................................
            230,344   TMP Worldwide, Inc. (NON)                                                               17,002,267
------------------------------------------------------------------------------------------------------------------------
                                                                                                             127,896,193
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (9.2%)
 ........................................................................................................................
          1,418,700   ADC Telecommunications, Inc. (NON)                                                     118,993,463
 ........................................................................................................................
            280,500   Advanced Fibre Communications (NON)                                                     12,710,156
 ........................................................................................................................
            304,800   Brocade Communications Systems (NON)                                                    55,926,038
 ........................................................................................................................
          3,313,100   Cisco Systems, Inc. (NON)                                                              210,588,919
 ........................................................................................................................
            610,200   Comverse Technology, Inc. (NON)                                                         56,748,600
 ........................................................................................................................
            201,100   Corning, Inc.                                                                           54,271,863
 ........................................................................................................................
            119,800   Extreme Networks, Inc. (NON)                                                            12,638,900
 ........................................................................................................................
            177,800   Foundry Networks, Inc. (NON)                                                            19,558,000
 ........................................................................................................................
            470,358   Juniper Networks, Inc. (NON)                                                            68,466,486
 ........................................................................................................................
            133,800   Lucent Technologies, Inc.                                                                7,927,650
 ........................................................................................................................
          2,609,500   Nokia Oyj Class A (Finland)                                                            133,675,500
 ........................................................................................................................
            719,700   Nokia Oyj ADR (Finland)                                                                 35,940,019
 ........................................................................................................................
            570,700   Nortel Networks Corp. (Canada)                                                          38,950,275
 ........................................................................................................................
             55,200   QUALCOMM, Inc. (NON)                                                                     3,312,000
 ........................................................................................................................
            114,800   Redback Networks, Inc. (NON)                                                            20,434,400
 ........................................................................................................................
            537,300   Tellabs, Inc. (NON)                                                                     36,771,469
------------------------------------------------------------------------------------------------------------------------
                                                                                                             886,913,738
------------------------------------------------------------------------------------------------------------------------
Computers (4.0%)
 ........................................................................................................................
            211,900   Apple Computer, Inc. (NON)                                                              11,098,263
 ........................................................................................................................
             53,560   Ariba, Inc. (NON)                                                                        5,251,391
 ........................................................................................................................
          1,944,000   Dell Computer Corp. (NON)                                                               95,863,500
 ........................................................................................................................
            746,700   EMC Corp. (NON)                                                                         57,449,231
 ........................................................................................................................
            432,500   Gateway, Inc. (NON)                                                                     24,544,375
 ........................................................................................................................
             37,000   Hewlett-Packard Co.                                                                      4,620,375
 ........................................................................................................................
             66,100   IBM Corp.                                                                                7,242,081
 ........................................................................................................................
             19,300   Inktomi Corp. (NON)                                                                      2,282,225
 ........................................................................................................................
          2,062,750   Parametric Technology Corp. (NON)                                                       22,690,250
 ........................................................................................................................
            254,400   RealNetworks, Inc. (NON)                                                                12,863,100
 ........................................................................................................................
            615,300   Sun Microsystems, Inc. (NON)                                                            55,953,844
 ........................................................................................................................
            468,100   VeriSign, Inc. (NON)                                                                    82,619,650
------------------------------------------------------------------------------------------------------------------------
                                                                                                             382,478,285
------------------------------------------------------------------------------------------------------------------------
Conglomerates (2.8%)
 ........................................................................................................................
          2,738,200   General Electric Co.                                                                   145,124,600
 ........................................................................................................................
             19,800   Honeywell International, Inc.                                                              667,013
 ........................................................................................................................
          2,575,300   Tyco International, Ltd.                                                               122,004,838
------------------------------------------------------------------------------------------------------------------------
                                                                                                             267,796,451
------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals (1.1%)
 ........................................................................................................................
          1,149,800   Sony Corp. (Japan)                                                                     107,610,323
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (0.7%)
 ........................................................................................................................
             75,000   Capital One Financial Corp.                                                              3,346,875
 ........................................................................................................................
          1,247,000   MBNA Corp.                                                                              33,824,875
 ........................................................................................................................
            342,100   Providian Financial Corp.                                                               30,789,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              67,960,750
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (0.3%)
 ........................................................................................................................
             57,400   Colgate-Palmolive Co.                                                                    3,436,825
 ........................................................................................................................
            481,400   Kimberly-Clark Corp.                                                                    27,620,325
------------------------------------------------------------------------------------------------------------------------
                                                                                                              31,057,150
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (0.2%)
 ........................................................................................................................
            155,000   Calpine Corp. (NON)                                                                     10,191,250
 ........................................................................................................................
            144,500   FPL Group, Inc.                                                                          5,365,800
------------------------------------------------------------------------------------------------------------------------
                                                                                                              15,557,050
------------------------------------------------------------------------------------------------------------------------
Electronics (16.4%)
 ........................................................................................................................
            199,150   Agilent Technologies, Inc. (NON)                                                        14,687,313
 ........................................................................................................................
            843,000   Altera Corp. (NON)                                                                      85,933,313
 ........................................................................................................................
            941,102   Analog Devices, Inc. (NON)                                                              71,523,752
 ........................................................................................................................
              9,000   Applied Micro Circuits Corp. (NON)                                                         888,750
 ........................................................................................................................
            135,000   Broadcom Corp. (NON)                                                                    29,556,563
 ........................................................................................................................
            925,100   Celestica, Inc. (Canada) (NON)                                                          45,908,088
 ........................................................................................................................
            310,400   E-Tek Dynamics, Inc. (NON)                                                              81,887,400
 ........................................................................................................................
          1,002,700   Flextronics International, Ltd. (NON)                                                   68,872,956
 ........................................................................................................................
          1,090,500   Intel Corp.                                                                            145,786,219
 ........................................................................................................................
            815,400   Jabil Circuit, Inc. (NON)                                                               40,464,225
 ........................................................................................................................
            428,500   JDS Uniphase Corp. (NON)                                                                51,366,438
 ........................................................................................................................
          2,956,800   Linear Technology Corp.                                                                189,050,400
 ........................................................................................................................
          1,655,900   LSI Logic Corp. (NON)                                                                   89,625,588
 ........................................................................................................................
          2,412,700   Maxim Integrated Products, Inc. (NON)                                                  163,912,806
 ........................................................................................................................
            546,600   Micron Technology, Inc. (NON)                                                           48,134,963
 ........................................................................................................................
          1,280,550   Motorola, Inc.                                                                          37,215,984
 ........................................................................................................................
            422,400   PMC - Sierra, Inc. (NON)                                                                75,055,200
 ........................................................................................................................
             55,400   QLogic Corp. (NON)                                                                       3,659,863
 ........................................................................................................................
            198,000   RF Micro Devices, Inc. (NON)                                                            17,349,750
 ........................................................................................................................
            142,050   Rohm Co., Ltd. (Japan)                                                                  41,629,325
 ........................................................................................................................
            627,600   Sanmina Corp. (NON)                                                                     53,659,800
 ........................................................................................................................
            242,120   SDL, Inc. (NON)                                                                         69,049,598
 ........................................................................................................................
            547,800   STMicroelectronics N.V. ADR (France) (NON)                                              35,161,913
 ........................................................................................................................
            168,700   Texas Instruments, Inc.                                                                 11,587,581
 ........................................................................................................................
            409,800   Vitesse Semiconductor Corp. (NON)                                                       30,145,913
 ........................................................................................................................
            948,500   Xilinx, Inc. (NON)                                                                      78,310,531
------------------------------------------------------------------------------------------------------------------------
                                                                                                           1,580,424,232
------------------------------------------------------------------------------------------------------------------------
Energy (2.2%)
 ........................................................................................................................
            213,400   Baker Hughes, Inc.                                                                       6,828,800
 ........................................................................................................................
            495,750   Cooper Cameron Corp. (NON)                                                              32,719,500
 ........................................................................................................................
            514,600   Halliburton Co.                                                                         24,282,688
 ........................................................................................................................
            385,700   Nabors Industries, Inc. (NON)                                                           16,030,656
 ........................................................................................................................
          1,375,000   Schlumberger, Ltd.                                                                     102,609,375
 ........................................................................................................................
            541,500   Transocean Sedco Forex, Inc.                                                            28,936,406
------------------------------------------------------------------------------------------------------------------------
                                                                                                             211,407,425
------------------------------------------------------------------------------------------------------------------------
Entertainment (3.6%)
 ........................................................................................................................
             80,400   International Speedway Corp. Class A                                                     3,326,550
 ........................................................................................................................
            320,200   SFX Entertainment, Inc. Class A (NON)                                                   14,509,063
 ........................................................................................................................
          4,803,585   Viacom, Inc. Class B (NON)                                                             327,544,452
------------------------------------------------------------------------------------------------------------------------
                                                                                                             345,380,065
------------------------------------------------------------------------------------------------------------------------
Environmental (0.1%)
 ........................................................................................................................
            649,900   Thermo Instrument Systems, Inc. (NON)                                                   12,185,625
------------------------------------------------------------------------------------------------------------------------
Financial (2.0%)
 ........................................................................................................................
            678,100   American Express Co.                                                                    35,345,963
 ........................................................................................................................
          1,899,746   Citigroup, Inc.                                                                        114,459,697
 ........................................................................................................................
            258,200   Fannie Mae                                                                              13,474,813
 ........................................................................................................................
            808,500   Intuit, Inc. (NON)                                                                      33,451,688
------------------------------------------------------------------------------------------------------------------------
                                                                                                             196,732,161
------------------------------------------------------------------------------------------------------------------------
Health Care Services (0.9%)
 ........................................................................................................................
             10,300   Baxter International, Inc.                                                                 724,219
 ........................................................................................................................
             31,000   Cardinal Health, Inc.                                                                    2,294,000
 ........................................................................................................................
          1,187,300   HCA - The Healthcare Corp.                                                              36,064,238
 ........................................................................................................................
            565,800   United Health Group, Inc.                                                               48,517,350
------------------------------------------------------------------------------------------------------------------------
                                                                                                              87,599,807
------------------------------------------------------------------------------------------------------------------------
Insurance (0.9%)
 ........................................................................................................................
            579,750   AFLAC, Inc.                                                                             26,632,266
 ........................................................................................................................
            510,050   American International Group, Inc.                                                      59,930,875
------------------------------------------------------------------------------------------------------------------------
                                                                                                              86,563,141
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (1.5%)
 ........................................................................................................................
            446,100   Merrill Lynch & Co., Inc.                                                               51,301,500
 ........................................................................................................................
            331,900   Morgan Stanley, Dean Witter,
                      Discover and Co.                                                                        27,630,675
 ........................................................................................................................
          1,929,900   Schwab (Charles) Corp.                                                                  64,892,888
------------------------------------------------------------------------------------------------------------------------
                                                                                                             143,825,063
------------------------------------------------------------------------------------------------------------------------
Manufacturing (--%)
 ........................................................................................................................
             26,000   Danaher Corp.                                                                            1,285,375
 ........................................................................................................................
             16,700   Illinois Tool Works, Inc.                                                                  951,900
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,237,275
------------------------------------------------------------------------------------------------------------------------
Media (--%)
 ........................................................................................................................
             37,600   Time Warner, Inc.                                                                        2,857,600
------------------------------------------------------------------------------------------------------------------------
Medical Technology (1.8%)
 ........................................................................................................................
              3,100   Allergan, Inc.                                                                             230,950
 ........................................................................................................................
             15,600   Bausch & Lomb, Inc.                                                                      1,207,050
 ........................................................................................................................
          1,874,780   Medtronic, Inc.                                                                         93,387,479
 ........................................................................................................................
             86,400   PE Corp.                                                                                 5,691,600
 ........................................................................................................................
             16,300   St. Jude Medical, Inc. (NON)                                                               747,763
 ........................................................................................................................
            748,700   Stryker Corp.                                                                           32,755,625
 ........................................................................................................................
            660,100   Sybron International Corp. (NON)                                                        13,078,231
 ........................................................................................................................
            374,400   Thermo Cardiosystems, Inc. (NON)                                                         3,744,000
 ........................................................................................................................
            155,878   Waters Corp. (NON)                                                                      19,455,523
------------------------------------------------------------------------------------------------------------------------
                                                                                                             170,298,221
------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (0.4%)
 ........................................................................................................................
            267,300   Coastal Corp.                                                                           16,271,888
 ........................................................................................................................
            317,600   Enron Corp.                                                                             20,485,200
------------------------------------------------------------------------------------------------------------------------
                                                                                                              36,757,088
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (1.3%)
 ........................................................................................................................
            622,600   BP Amoco PLC ADR (United Kingdom)                                                       35,215,813
 ........................................................................................................................
            607,600   Conoco, Inc. Class B                                                                    14,924,175
 ........................................................................................................................
            225,100   Conoco, Inc.                                                                             4,952,200
 ........................................................................................................................
            618,550   Noble Drilling Corp. (NON)                                                              25,476,528
 ........................................................................................................................
            223,200   Royal Dutch Petroleum Co.
                      PLC ADR (Netherlands)                                                                   13,740,750
 ........................................................................................................................
            425,300   Total Fina S.A. ADR (France)                                                            32,668,356
------------------------------------------------------------------------------------------------------------------------
                                                                                                             126,977,822
------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products (0.2%)
 ........................................................................................................................
            368,900   Sealed Air Corp. (NON)                                                                  19,321,138
 ........................................................................................................................
             14,700   Willamette Industries, Inc.                                                                400,575
------------------------------------------------------------------------------------------------------------------------
                                                                                                              19,721,713
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (5.0%)
 ........................................................................................................................
             60,300   Abbott Laboratories                                                                      2,687,119
 ........................................................................................................................
          1,154,700   American Home Products Corp.                                                            67,838,625
 ........................................................................................................................
            122,900   Bristol-Myers Squibb Co.                                                                 7,158,925
 ........................................................................................................................
            260,000   Johnson & Johnson                                                                       26,487,500
 ........................................................................................................................
            110,900   Lilly (Eli) & Co.                                                                       11,076,138
 ........................................................................................................................
            132,100   Merck & Co., Inc.                                                                       10,122,163
 ........................................................................................................................
          5,107,575   Pfizer, Inc.                                                                           245,163,600
 ........................................................................................................................
          1,883,544   Pharmacia Corp.                                                                         97,355,681
 ........................................................................................................................
            311,100   Schering-Plough Corp.                                                                   15,710,550
------------------------------------------------------------------------------------------------------------------------
                                                                                                             483,600,301
------------------------------------------------------------------------------------------------------------------------
Regional Bells (--%)
 ........................................................................................................................
             15,000   SBC Communications, Inc.                                                                   648,750
------------------------------------------------------------------------------------------------------------------------
Restaurants (0.7%)
 ........................................................................................................................
          2,234,156   J.D. Wetherspoon PLC (United Kingdom)                                                   12,680,232
 ........................................................................................................................
          1,414,920   Starbucks Corp. (NON)                                                                   54,032,258
------------------------------------------------------------------------------------------------------------------------
                                                                                                              66,712,490
------------------------------------------------------------------------------------------------------------------------
Retail (5.9%)
 ........................................................................................................................
            973,224   Bed Bath & Beyond, Inc. (NON)                                                           35,279,370
 ........................................................................................................................
            222,850   Best Buy Co., Inc. (NON)                                                                14,095,263
 ........................................................................................................................
            341,500   Circuit City Stores, Inc.                                                               11,333,531
 ........................................................................................................................
          1,163,400   Costco Wholesale Corp. (NON)                                                            38,392,200
 ........................................................................................................................
          1,376,250   Dollar Tree Stores, Inc. (NON)                                                          54,447,891
 ........................................................................................................................
          1,614,250   Home Depot, Inc. (The)                                                                  80,611,609
 ........................................................................................................................
          2,076,200   Kohls Corp. (NON)                                                                      115,488,625
 ........................................................................................................................
             64,800   Lowe's Cos., Inc.                                                                        2,660,850
 ........................................................................................................................
            419,900   Michaels Stores, Inc. (NON)                                                             19,236,669
 ........................................................................................................................
            882,700   RadioShack Corp.                                                                        41,817,913
 ........................................................................................................................
             42,000   Safeway, Inc. (NON)                                                                      1,895,250
 ........................................................................................................................
            431,500   Target Corp.                                                                            25,027,000
 ........................................................................................................................
          2,056,301   TJX Cos., Inc. (The)                                                                    38,555,644
 ........................................................................................................................
          1,572,000   Wal-Mart Stores, Inc.                                                                   90,586,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                             569,428,315
------------------------------------------------------------------------------------------------------------------------
Semiconductor (2.4%)
 ........................................................................................................................
          1,235,510   Applied Materials, Inc. (NON)                                                          111,968,094
 ........................................................................................................................
            618,800   ASM Lithography Holding
                      NV (Netherlands)                                                                        27,304,550
 ........................................................................................................................
            687,100   KLA Tencor Corp. (NON)                                                                  40,238,294
 ........................................................................................................................
            467,600   LAM Research Corp. (NON)                                                                17,535,000
 ........................................................................................................................
            453,300   Teradyne, Inc. (NON)                                                                    33,317,550
------------------------------------------------------------------------------------------------------------------------
                                                                                                             230,363,488
------------------------------------------------------------------------------------------------------------------------
Software (7.9%)
 ........................................................................................................................
             11,700   Adobe Systems, Inc.                                                                      1,521,000
 ........................................................................................................................
            616,000   Amdocs Ltd.                                                                             47,278,000
 ........................................................................................................................
             35,000   BEA Systems, Inc. (NON)                                                                  1,730,313
 ........................................................................................................................
            114,850   BMC Software, Inc. (NON)                                                                 4,190,230
 ........................................................................................................................
            725,200   BroadVision, Inc. (NON)                                                                 36,849,225
 ........................................................................................................................
             47,300   Computer Associates International, Inc.                                                  2,421,169
 ........................................................................................................................
            564,800   Electronic Arts, Inc. (NON)                                                             41,195,100
 ........................................................................................................................
            339,920   I2 Technologies, Inc. (NON)                                                             35,441,971
 ........................................................................................................................
            659,324   Lernout & Hauspie Speech
                      Products NV (Belgium)                                                                   29,051,464
 ........................................................................................................................
            111,600   Macromedia, Inc. (NON)                                                                  10,790,325
 ........................................................................................................................
          2,408,300   Microsoft Corp. (NON) (SEG)                                                            192,664,000
 ........................................................................................................................
          1,988,100   Oracle Corp. (NON)                                                                     167,124,656
 ........................................................................................................................
            413,500   Portal Software, Inc. (NON)                                                             26,412,313
 ........................................................................................................................
            267,100   Rational Software Corp. (NON)                                                           24,823,606
 ........................................................................................................................
             80,500   Siebel Systems, Inc. (NON)                                                              13,166,781
 ........................................................................................................................
            886,750   VERITAS Software Corp. (NON)                                                           100,216,605
 ........................................................................................................................
            565,800   Vignette Corp. (NON)                                                                    29,430,441
------------------------------------------------------------------------------------------------------------------------
                                                                                                             764,307,199
------------------------------------------------------------------------------------------------------------------------
Technology Services (2.5%)
 ........................................................................................................................
            271,950   America Online, Inc. (NON)                                                              14,345,363
 ........................................................................................................................
            125,800   CheckFree Holdings Corp. (NON)                                                           6,486,563
 ........................................................................................................................
            519,900   CMG Information Services, Inc. (NON)                                                    23,817,919
 ........................................................................................................................
            676,100   Convergys Corp. (NON)                                                                   35,072,688
 ........................................................................................................................
            845,000   Electronic Data Systems Corp.                                                           34,856,250
 ........................................................................................................................
            489,100   InfoSpace.com, Inc. (NON)                                                               27,022,775
 ........................................................................................................................
            514,400   Lycos, Inc. (NON)                                                                       27,777,600
 ........................................................................................................................
              9,141   MarchFirst, Inc. (NON)                                                                     166,823
 ........................................................................................................................
            106,800   Sapient Corp. (NON)                                                                     11,420,925
 ........................................................................................................................
            186,600   Softbank Corp. (Japan)                                                                  25,402,155
 ........................................................................................................................
            260,500   Yahoo!, Inc. (NON)                                                                      32,269,438
------------------------------------------------------------------------------------------------------------------------
                                                                                                             238,638,499
------------------------------------------------------------------------------------------------------------------------
Telecommunications (6.7%)
 ........................................................................................................................
            379,450   Allegiance Telecom, Inc. (NON)                                                          24,284,800
 ........................................................................................................................
             13,900   ALLTEL Corp.                                                                               860,931
 ........................................................................................................................
          1,126,415   AT&T Co.                                                                                35,622,874
 ........................................................................................................................
          1,164,900   American Tower Corp. Class A (NON)                                                      48,561,769
 ........................................................................................................................
            981,750   Covad Communications
                      Group, Inc. 144A (NON)                                                                  15,830,719
 ........................................................................................................................
             83,200   Crown Castle International Corp. (NON)                                                   3,036,800
 ........................................................................................................................
             36,000   Focal Communications Corp. (NON)                                                         1,302,750
 ........................................................................................................................
            823,800   Global Crossing, Ltd.                                                                   21,676,238
 ........................................................................................................................
            957,100   Global Telesystems Group, Inc.                                                          11,545,019
 ........................................................................................................................
            229,100   Intermedia Communications, Inc. (NON)                                                    6,815,725
 ........................................................................................................................
            248,950   Level 3 Communication, Inc. (NON)                                                       21,907,600
 ........................................................................................................................
          2,892,100   McLeodUSA, Inc. Class A (NON)                                                           59,830,319
 ........................................................................................................................
          3,331,200   Metromedia Fiber Network, Inc.
                      Class A (NON)                                                                          132,207,410
 ........................................................................................................................
            179,100   Nextel Communications, Inc. Class A (NON)                                               10,958,681
 ........................................................................................................................
          1,926,708   Nextlink Communications, Inc. Class A (NON)                                             73,094,485
 ........................................................................................................................
            402,232   NTL, Inc. (NON)                                                                         24,083,641
 ........................................................................................................................
            157,900   Pinnacle Holdings, Inc. (NON)                                                            8,526,600
 ........................................................................................................................
            785,100   Sprint Corp. (NON)                                                                      46,713,450
 ........................................................................................................................
             70,700   Sprint Corp. (PCS Group) (NON)                                                           3,605,700
 ........................................................................................................................
          1,278,550   Vodafone AirTouch PLC
                      (United Kingdom)                                                                        52,979,916
 ........................................................................................................................
            206,300   VoiceStream Wireless Corp. (NON)                                                        23,992,045
 ........................................................................................................................
            306,800   WinStar Communications, Inc. (NON)                                                      10,392,850
 ........................................................................................................................
             51,300   Worldcom, Inc. (NON)                                                                     2,353,388
------------------------------------------------------------------------------------------------------------------------
                                                                                                             640,183,710
------------------------------------------------------------------------------------------------------------------------
                      Total Common Stocks
                      (cost $5,738,885,322)                                                               $9,211,161,285
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (4.5%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
 ........................................................................................................................
        $72,025,000   Interest in $378,983,000 joint repurchase
                      agreement dated June 30, 2000 with
                      Salomon Smith Barney, Inc. due
                      July 3, 2000 with respect to various
                      U.S. Treasury obligations -- maturity
                      value of $72,064,014 for an effective
                      yield of 6.5%                                                                          $72,025,000
 ........................................................................................................................
         50,000,000   Asset Securitization Corp., effective
                      yield of 6.80%, July 11, 2000                                                           49,905,556
 ........................................................................................................................
         50,140,000   British Telecom PLC, effective yield
                      of 7.05%, July 3, 2000                                                                  50,110,543
 ........................................................................................................................
         50,000,000   Ciesco L.P., effective yield of 6.54%,
                      July 26, 2000                                                                           49,772,917
 ........................................................................................................................
         49,000,000   Corporate Receivables Corp., effective
                      yield of 6.54%, July 18, 2000                                                           48,848,672
 ........................................................................................................................
         30,000,000   CXC Incorp., effective yield of 6.57%,
                      August 2, 2000                                                                          29,824,800
 ........................................................................................................................
         41,941,000   Delaware Funding Corp., effective
                      yield of 6.60%, July 26, 2000                                                           41,748,770
 ........................................................................................................................
         50,000,000   General Electric Capital, effective
                      yield of 6.81%, July 6, 2000                                                            49,952,708
 ........................................................................................................................
         40,263,000   Old Line Funding Corp., effective
                      yield of 6.59%, July 17, 2000                                                           40,145,050
------------------------------------------------------------------------------------------------------------------------
                      Total Short-Term Investments
                      (cost $432,334,040)                                                                   $432,334,016
------------------------------------------------------------------------------------------------------------------------
                      Total Investments
                      (cost $6,171,219,362) (b)                                                           $9,643,495,301
------------------------------------------------------------------------------------------------------------------------


Forward Currency Contracts to Sell at June 30, 2000 (Unaudited)
-----------------------------------------------------------------------------
                              Market     Aggregate    Delivery     Unrealized
                               Value    Face Value        Date   Depreciation
 .............................................................................
Japanese Yen              $4,294,976    $4,280,280     9/20/00       $(14,696)
-----------------------------------------------------------------------------
Futures Contracts Outstanding at June 30, 2000 (Unaudited)
-----------------------------------------------------------------------------
                               Total     Aggregate  Expiration     Unrealized
                               Value    Face Value        Date   Depreciation
 .............................................................................
S & P 500 Index
(Long)                   $280,407,100  $285,039,267     Sep-00    $(4,632,167)
-----------------------------------------------------------------------------
See page 133 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM VARIABLE TRUST

Notes to the Portfolios
June 30, 2000 (Unaudited)


  (a) Percentages indicated are based on net assets.

(NON) Non-income-producing security.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin receiving interest or dividend income at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities by fund did not exceed 1% of each fund's net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(REL) BiPop-Carire SpA is involved in a joint venture with Putnam
      Investments.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts on Putnam VT Diversified Income Fund, Putnam VT George Putnam Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Growth & Income Fund, Putnam VT Health Sciences Fund, Putnam VT Income Fund, Putnam VT International Growth & Income Fund, Putnam VT New Opportunities Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Research Fund, Putnam VT Utilities Growth & Income Fund, Putnam VT Vista Fund and Putnam VT Voyager Fund at June 30, 2000.

(CUS) This entity provides subcustodian services to the fund. Bankers Trust New York Corp.

  (R) Real Estate Investment Trust.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR or GDR after the name of a foreign holding stands for American Depositary Receipts or Global Depositary Receipts, respectively, representing ownership of foreign securities on deposit with a domestic custodian bank.

      TBA after the name of a security represents to be announced securities (Note 1).

      FLIRB represents Front Loaded Interest Reduction Bond.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate
      Notes (FRN) are the current interest rates shown at June 30, 2000, which are subject to change based on the terms of the security.

  (b) On June 30, 2000, the composition of unrealized appreciation and (depreciation) of investment securities based on the aggregate cost of investments on a tax basis was as follows:




                                                                                                  Federal Tax
                                                    Appreciation   Depreciation        Net            Cost
                                                    ------------   ------------    -----------   -------------
Putnam VT American Government Fund                       $77,946           $320        $77,626     $6,323,062
Putnam VT Asia Pacific Growth Fund                    21,340,782     13,080,787      8,259,995    171,680,323
Putnam VT Diversified Income Fund                     11,053,203     57,227,967   (46,174,764)    662,600,140
Putnam VT The George Putnam Fund                      18,563,018     24,235,167    (5,672,149)    351,106,738
Putnam VT Global Asset Allocation Fund               125,819,986     44,357,300     81,462,686    847,412,577
Putnam VT Global Growth Fund                         514,625,980    131,029,406    383,596,574  2,452,344,522
Putnam VT Growth and Income Fund                   1,445,534,056    398,281,733  1,047,252,323  7,650,962,798
Putnam VT Growth Opportunites Fund                     6,469,449      3,434,236      3,035,213     81,022,706
Putnam VT Health Sciences Fund                       116,466,105      5,593,099    110,873,006    322,841,628
Putnam VT High Yield Fund                             15,058,384    150,111,309  (135,052,925)  1,005,613,280
Putnam VT Income Fund                                  5,190,495     48,040,039   (42,849,544)    893,800,320
Putnam VT International Growth Fund                  139,799,527     28,978,701    110,820,826    738,958,305
Putnam VT International Growth and Income Fund        51,998,922     20,303,318     31,695,604    433,618,622
Putnam VT International New Opportunities Fund        98,181,584     39,667,919     58,513,665    469,616,110
Putnam VT Investors Fund                             280,837,382     44,304,220    236,533,162  1,013,954,714
Putnam VT Money Market Fund                                   --             --             --    719,554,019
Putnam VT New Opportunities Fund                   3,422,158,591    271,466,855  3,150,691,736  4,244,695,007
Putnam VT New Value Fund                              29,848,075     28,711,067      1,137,008    257,745,922
Putnam VT OTC & Emerging Growth Fund                 118,009,512     90,203,640     27,805,872    434,220,399
Putnam VT Research Fund                               32,815,087     13,384,061     19,431,026    231,553,046
Putnam VT Small Cap Value Fund                         6,022,728      4,008,846      2,013,882     43,824,383
Putnam VT Technology Fund                                 91,973         20,221         71,752      1,013,412
Putnam VT Utilities Growth and Income Fund           196,508,346     57,176,315    139,332,031    750,620,134
Putnam VT Vista Fund                                 259,177,665     43,983,902    215,193,763    730,356,794
Putnam VT Voyager Fund                             3,739,571,637    283,104,649  3,456,466,988  6,187,028,313

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.






PUTNAM VARIABLE TRUST
Statement of Assets and Liabilities
---------------------------------------------------------------------------------------------------------------------------------
June 30, 2000  (Unaudited)
                                                Putnam VT         Putnam VT
                                                 American         Putnam VT         Putnam VT        The George         Putnam VT
                                               Government      Asia Pacific       Diversified       Putnam Fund      Global Asset
                                              Income Fund       Growth Fund       Income Fund         of Boston   Allocation Fund
---------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value
(Note  1)                                      $6,400,688      $179,940,318      $597,047,376      $309,429,589      $889,070,263
Repurchase agreements, at value (Note 1)               --                --        19,378,000        36,005,000        39,805,000
Cash                                                1,216                --         1,697,966           561,328         2,663,161
Foreign currency, at value                             --         3,329,576           223,677                --         5,348,835
Dividends, interest, and other
receivables                                        57,478           157,486        13,054,769         1,918,909         4,451,420
Receivable for shares of the fund sold             53,560         4,762,691           180,083           328,846            11,011
Receivable for securities sold                         --           730,993         7,270,184           664,499        24,983,407
Receivable for variation margin                        --                --            43,087            20,200         1,483,505
Receivable for open forward currency
contracts                                              --                --           979,300                --         1,818,866
Receivable for closed forward currency
contracts                                              --                --            69,901                --           207,806
Receivable from Manager (Note 2)                    4,190                --                --                --                --
Foreign tax reclaim                                    --                --                --             5,829            81,904
 ..................................................................................................................................
Total assets                                    6,517,132       188,921,064       639,944,343       348,934,200       969,925,178
 ..................................................................................................................................
Liabilities
Payable to subcustodian (Note 2)                       --         3,670,973                --                --                --
Payable for variation margin                           --                --                --                --                --
Payable for securities purchased                       --         1,146,167        10,016,123         6,590,577        18,670,197
Payable for shares of the fund
repurchased                                            --             7,621           152,806             3,668           505,601
Payable for compensation of Manager
(Note 2)                                               --           373,012         1,210,399           545,092         1,510,651
Payable for investor servicing and
custodian fees (Note  2)                               --            79,892            75,158            46,980           146,346
Payable for compensation of Trustees
(Note 2)                                               --            15,374            24,661             4,056            45,955
Payable for administrative services
(Note 2)                                               10             1,668             2,434             1,535             2,434
Payable for distribution fees (Note 2)                 61             1,102             5,560             7,848             1,611
Payable for open forward currency
contracts                                              --                --           441,768                --           541,039
Payable for closed forward currency
contracts                                              --           161,853             9,407                --            91,709
TBA sales commitments at value
(proceeds receivable  $12,358,531)                     --                --                --                --        12,387,426
Other accrued expenses                             13,112            15,398            34,560            23,567            36,001
 ..................................................................................................................................
Total liabilities                                  13,183         5,473,060        11,972,876         7,223,323        33,938,970
 ..................................................................................................................................
Net assets                                     $6,503,949      $183,448,004      $627,971,467      $341,710,877      $935,986,208
 ..................................................................................................................................
Represented by:
Paid-in capital (Notes 1, 4 and 5)             $6,299,614      $141,642,345      $706,481,494      $352,369,522      $778,020,038
Undistributed net investment income
(loss) (Note 1)                                    82,231        (6,902,807)       27,176,772         5,609,862        11,313,911
Accumulated net realized gain (loss) on
investments and foreign currency
transactions (Note 1)                              44,478        33,667,261       (62,210,725)      (11,744,444)       55,874,177
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies                                         77,626        15,041,205       (43,476,074)       (4,524,063)       90,778,082
 ..................................................................................................................................
Total -- Representing net assets
applicable to capital shares
outstanding                                    $6,503,949      $183,448,004      $627,971,467      $341,710,877      $935,986,208
 ..................................................................................................................................
Computation of net asset value Class IA
Net Assets                                     $5,772,978      $174,378,883      $580,247,019      $276,914,788      $922,148,894
Number of shares outstanding                      551,987        13,464,738        62,617,576        27,937,071        52,985,885
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares
outstanding)                                   $    10.46      $      12.95      $       9.27      $       9.91      $      17.40
Computation of net asset value Class IB
Net Assets                                     $  730,971      $  9,069,121      $ 47,724,448      $ 64,796,089      $ 13,837,314
Number of shares outstanding                       69,911           702,227         5,167,263         6,543,824           794,495
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares
outstanding)                                   $    10.46      $      12.91      $       9.24      $       9.90      $      17.42
 ..................................................................................................................................
Cost of investments, including
repurchase agreements (Note 1)                 $6,323,062      $164,864,734      $660,455,876      $349,957,197      $841,868,005
Cost of foreign currency (Note 1)                      --         3,363,518           221,702                --         5,215,878
---------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Assets and Liabilities  (continued)
---------------------------------------------------------------------------------------------------------------------------------
June 30, 2000  (Unaudited)
                                                                                    Putnam VT
                                                Putnam VT         Putnam VT            Growth         Putnam VT         Putnam VT
                                            Global Growth        Growth and     Opportunities   Health Sciences        High Yield
                                                     Fund       Income Fund              Fund              Fund              Fund
---------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value
(Note 1)                                   $2,749,491,096    $8,646,489,121       $79,499,919      $403,532,634     $ 845,746,355
Repurchase agreements, at value (Note 1)       86,450,000        51,726,000         4,558,000        30,182,000        24,814,000
Cash                                                   --                --           225,275         1,181,340         4,303,685
Foreign currency, at value                         42,557                --                --                --                --
Dividends, interest, and other
receivables                                       768,336        15,413,544             7,974           158,347        19,884,915
Receivable for shares of the fund sold          2,398,804           962,079           504,282        21,416,913            43,204
Receivable for securities sold                 50,366,791       115,598,917                --        17,598,942        38,977,456
Receivable for variation margin                        --           622,730                --            89,956                --
Receivable for open forward currency
contracts                                              --                --                --                --                --
Receivable for closed forward currency
contracts                                              --                --                --                --                --
Foreign tax reclaim                               152,261           231,184                --            27,090                --
 ..................................................................................................................................
Total assets                                2,889,669,845     8,831,043,575        84,795,450       474,187,222       933,769,615
 ..................................................................................................................................
Liabilities
Payable to subcustodian (Note 2)                1,350,206           184,457                --                --                --
Payable for variation margin                           --                --                --                --                --
Payable for securities purchased               71,095,205       157,772,158         3,889,966        27,810,773        41,023,890
Payable for shares of the fund
repurchased                                     1,052,373         4,013,293                --        20,713,632           420,554
Payable for compensation of Manager
(Note 2)                                        4,670,921        10,353,646           109,158           601,868         1,449,963
Payable for investor servicing and
custodian fees (Note 2)                           403,802           523,779            11,135            25,569            59,039
Payable for compensation of Trustees
(Note 2)                                           77,970            99,295                --             6,543            58,244
Payable for administrative services
(Note 2)                                            7,259             8,323               750             1,618             2,509
Payable for distribution fees (Note 2)              8,679            38,888             1,729             6,395             3,550
Payable for open forward currency
contracts                                              --                --                --                --                --
Payable for closed forward currency
contracts                                              --                --                --                --                --
Other accrued expenses                             39,655            49,416            13,140            36,122            47,358
 ..................................................................................................................................
Total liabilities                              78,706,070       173,043,255         4,025,878        49,202,520        43,065,107
 ..................................................................................................................................
Net assets                                 $2,810,963,775    $8,658,000,320       $80,769,572      $424,984,702      $890,704,508
 ..................................................................................................................................
Represented by:
Paid-in capital (Notes 1, 4 and 5)         $2,026,566,832    $7,991,964,483       $79,982,992      $330,157,774    $1,085,508,242
Undistributed net investment income
(loss) (Note 1)                               (22,483,816)       75,884,685           (51,496)          239,497        47,357,355
Accumulated net realized gain (loss) on
investments and foreign currency
transactions (Note 1)                         405,115,036      (211,607,306)       (2,197,137)      (18,322,155)     (109,684,841)
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies                                    401,765,723       801,758,458         3,035,213       112,909,586      (132,476,248)
 ..................................................................................................................................
Total -- Representing net assets
applicable to capital shares
outstanding                                $2,810,963,775    $8,658,000,320       $80,769,572      $424,984,702      $890,704,508
 ..................................................................................................................................
Computation of net asset value Class IA
Net Assets                                 $2,735,064,758    $8,337,349,327       $64,071,543      $366,549,767      $860,518,173
Number of shares outstanding                  118,923,873       359,196,783         5,988,432        26,681,664        88,769,230
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares
outstanding)                               $        23.00    $        23.21       $     10.70            $13.74    $         9.69
Computation of net asset value Class IB
Net Assets                                 $   75,899,017    $  320,650,993       $16,698,029       $58,434,935    $   30,186,335
Number of shares outstanding                    3,311,666        13,851,580         1,561,655         4,258,757         3,115,608
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares
outstanding)                               $        22.92    $        23.15       $     10.69      $      13.72    $         9.69
 ..................................................................................................................................
Cost of investments, including
repurchase agreements (Note 1)             $2,434,120,749    $7,895,780,964       $81,022,706      $320,748,482    $1,003,080,529
Cost of foreign currency (Note 1)                  41,022                --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Assets and Liabilities  (continued)
---------------------------------------------------------------------------------------------------------------------------------
June 30, 2000  (Unaudited)
                                                                  Putnam VT         Putnam VT         Putnam VT
                                                              International     International International New         Putnam VT
                                                Putnam VT            Growth        Growth and     Opportunities         Investors
                                              Income Fund              Fund       Income Fund              Fund              Fund
---------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value
(Note  1)                                    $813,841,776      $811,863,131      $443,375,226      $504,786,775    $1,226,187,876
Repurchase agreements, at value (Note 1)       37,109,000        37,916,000        21,939,000        23,343,000        24,300,000
Cash                                                   --           448,947           253,179         1,835,838         1,413,141
Foreign currency, at value                             --         8,874,004         1,836,143           329,841                --
Dividends, interest, and other
receivables                                    11,633,495           984,688           692,350           324,133           550,923
Receivable for shares of the fund sold            183,210         2,048,580           141,258           982,327         1,998,944
Receivable for securities sold                  2,010,676         2,611,665         4,951,043         4,298,969         8,630,209
Receivable for variation margin                        --                --             1,956                --            17,675
Receivable for open forward currency
contracts                                              --             8,177             9,042                --                --
Receivable for closed forward currency
contracts                                              --            55,260                --         1,786,917                --
Foreign tax reclaim                                    --           275,720           294,408            40,751            13,644
 ..................................................................................................................................
Total assets                                  864,778,157       865,086,172       473,493,605       537,728,551     1,263,112,412
 ..................................................................................................................................
Liabilities
Payable to subcustodian (Note 2)                   10,310                --                --                --                --
Payable for variation margin                       96,422                --                --                --                --
Payable for securities purchased                5,129,648        16,828,936        17,311,670         5,346,619        19,214,733
Payable for shares of the fund
repurchased                                       890,282           648,850         5,076,310         3,509,459                --
Payable for compensation of Manager
(Note 2)                                        1,304,373         1,485,809           848,098         1,261,429         1,687,198
Payable for investor servicing and
custodian fees (Note 2)                            65,989           205,656            98,610           163,112            78,671
Payable for compensation of Trustees
(Note 2)                                           40,902            10,908            10,525             9,442             5,384
Payable for administrative services
(Note 2)                                            2,334             2,534             1,718             2,476             4,190
Payable for distribution fees (Note 2)              3,915            12,655             3,053            17,856            25,627
Payable for open forward currency
contracts                                              --           452,472           269,865                --                --
Payable for closed forward currency
contracts                                              --           604,112             8,886                --                --
Other accrued expenses                             35,439            19,973            19,070            20,148            18,915
 ..................................................................................................................................
Total liabilities                               7,579,614        20,271,905        23,647,805        10,330,541        21,034,718
 ..................................................................................................................................
Net assets                                   $857,198,543      $844,814,267      $449,845,800      $527,398,010    $1,242,077,694
 ..................................................................................................................................
Represented by:
Paid-in capital (Notes 1, 4 and 5)           $902,783,700      $643,658,086      $387,304,164      $460,488,346    $1,049,333,068
Undistributed net investment income
(loss) (Note 1)                                30,469,332           241,780        (2,807,262)       (1,665,907)          261,075
Accumulated net realized gain (loss) on
investments and foreign currency
transactions (Note 1)                         (31,869,200)       78,254,092        27,795,790         8,448,633       (47,280,338)
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies                                    (44,185,289)      122,660,309        37,553,108        60,126,938       239,763,889
 ..................................................................................................................................
Total -- Representing net assets
applicable to capital shares
outstanding                                  $857,198,543      $844,814,267      $449,845,800      $527,398,010    $1,242,077,694
 ..................................................................................................................................
Computation of net asset value Class IA
Net Assets                                   $823,536,444      $732,800,897      $424,023,850      $375,618,450    $1,022,976,801
Number of shares outstanding                   69,121,360        37,215,290        30,601,449        19,909,808        69,396,663
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares
outstanding)                                 $      11.91      $      19.69       $     13.86      $      18.87    $        14.74
Computation of net asset value Class IB
Net Assets                                   $ 33,662,099      $112,013,370       $25,821,950      $151,779,560      $219,100,893
Number of shares outstanding                    2,829,289         5,700,158         1,867,796         8,062,405        14,902,167
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares
outstanding)                                 $      11.90      $      19.65      $      13.82      $      18.83    $        14.70
 ..................................................................................................................................
Cost of investments, including
repurchase agreements (Note 1)               $893,502,282      $727,115,261      $427,472,614      $467,677,592    $1,010,711,924
Cost of foreign currency (Note 1)                      --         9,211,628         1,821,595           643,927                --
---------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Assets and Liabilities  (continued)
---------------------------------------------------------------------------------------------------------------------------------
June 30, 2000  (Unaudited)
                                                Putnam VT         Putnam VT         Putnam VT         Putnam VT         Putnam VT
                                                    Money New Opportunities         New Value    OTC & Emerging          Research
                                              Market Fund              Fund              Fund       Growth Fund              Fund
---------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value
(Note 1)                                     $719,554,019    $7,324,318,743      $252,748,930      $438,442,271      $244,151,072
Repurchase agreements, at value (Note 1)               --        71,068,000         6,134,000        23,584,000         6,833,000
Cash                                               50,161                --               666                --               254
Foreign currency, at value                             --                --                --                --                --
Dividends, interest, and other
receivables                                     1,546,628           466,661           644,416            12,871           132,064
Receivable for shares of the fund sold          8,864,989         2,275,349            84,454           709,029           588,167
Receivable for securities sold                         --        12,508,687           510,195         1,127,331         2,813,288
Receivable for variation margin                        --           623,675                --            38,136            27,406
Receivable for open forward currency
contracts                                              --                --                --                --                --
Receivable for closed forward currency
contracts                                              --                --                --                --                --
Foreign tax reclaim                                    --                --             7,322                --                --
 ..................................................................................................................................
Total assets                                  730,015,797     7,411,261,115       260,129,983       463,913,638       254,545,251
 ..................................................................................................................................
Liabilities
Payable to subcustodian (Note 2)                       --           406,732                --           142,059                --
Payable for variation margin                           --                --                --                --                --
Payable for securities purchased                6,995,800        23,290,268         2,023,140         1,815,837         3,620,285
Payable for shares of the fund
repurchased                                     4,708,503         1,300,424             3,033           862,980                --
Payable for compensation of Manager
(Note 2)                                          762,966         8,943,085           447,475           658,650           365,608
Payable for investor servicing and
custodian fees (Note 2)                            61,849           392,665            26,927            64,156            40,957
Payable for compensation of Trustees
(Note 2)                                           11,707           138,435             7,280             4,553             2,114
Payable for administrative services
(Note  2)                                           2,193             8,008             1,535             1,643             1,493
Payable for distribution fees (Note 2)              7,577            22,425             2,127             8,967             6,846
Payable for open forward currency
contracts                                              --                --                --                --                --
Payable for closed forward currency
contracts                                              --                --                --                --                --
Other accrued expenses                             27,126            39,099            16,399            16,064            14,350
 ..................................................................................................................................
Total liabilities                              12,577,721        34,541,141         2,527,916         3,574,909         4,051,653
 ..................................................................................................................................
Net assets                                   $717,438,076    $7,376,719,974      $257,602,067      $460,338,729      $250,493,598
 ..................................................................................................................................
Represented by:
Paid-in capital (Notes 1, 4 and 5)           $717,438,076    $3,728,979,897      $256,020,563      $459,772,257      $218,419,425
Undistributed net investment income
(loss) (Note 1)                                        --       (11,532,476)        2,072,107          (784,738)          326,809
Accumulated net realized gain (loss) on
investments and foreign currency
transactions (Note 1)                                  --       505,139,128        (2,480,405)      (27,017,890)       11,888,761
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies                                             --     3,154,133,425         1,989,802        28,369,100        19,858,603
 ..................................................................................................................................
Total -- Representing net assets
applicable to capital shares
outstanding                                  $717,438,076    $7,376,719,974      $257,602,067      $460,338,729      $250,493,598
 ..................................................................................................................................
Computation of net asset value Class IA
Net Assets                                   $652,614,021    $7,179,732,192      $240,221,934      $377,791,187      $191,721,411
Number of shares outstanding                  652,614,021       166,748,191        21,138,460        18,992,059        12,566,523
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares
outstanding)                                        $1.00            $43.06            $11.36            $19.89            $15.26
Computation of net asset value Class IB
Net Assets                                   $ 64,824,055      $196,987,782       $17,380,133       $82,547,542      $ 58,772,187
Number of shares outstanding                   64,824,055         4,590,516         1,531,533         4,158,672         3,860,132
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares
outstanding)                                 $       1.00    $        42.91      $      11.35      $      19.85      $      15.23
 ..................................................................................................................................
Cost of investments, including
repurchase agreements (Note 1)               $719,554,019    $4,239,683,476      $256,893,128      $433,659,427      $231,091,431
Cost of foreign currency (Note 1)                      --                --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Assets and Liabilities  (continued)
---------------------------------------------------------------------------------------------------------------------------------
June 30, 2000  (Unaudited)
                                                Putnam VT         Putnam VT         Putnam VT         Putnam VT         Putnam VT
                                                Small Cap        Technology  Utilities Growth             Vista           Voyager
                                               Value Fund              Fund   and Income Fund              Fund              Fund
---------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value
(Note  1)                                     $43,357,265        $1,073,164      $872,035,165      $901,333,557    $9,571,470,301
Repurchase agreements, at value (Note 1)        2,481,000            12,000        17,917,000        44,217,000        72,025,000
Cash                                                  778               904             6,899         1,744,149           214,909
Foreign currency, at value                             --                --                --                --                --
Dividends, interest, and other
receivables                                        38,858                23         3,606,249           123,772        44,523,256
Receivable for shares of the fund sold            923,094                --            78,643         2,398,846         1,432,814
Receivable for securities sold                    189,313           136,558           172,146        56,021,710        58,928,518
Receivable for variation margin                        --                --                --           206,720         1,908,723
Receivable for open forward currency
contracts                                              --                --                --                --                --
Receivable for closed forward currency
contracts                                              --                --                --                --                --
Foreign tax reclaim                                    --                --            20,073                --           101,914
 ..................................................................................................................................
Total assets                                   46,990,308         1,222,649       893,836,175     1,006,045,754     9,750,605,435
 ..................................................................................................................................
Liabilities
Payable to subcustodian (Note 2)                       --                --                --                --            40,883
Payable for variation margin                           --                --             3,828                --                --
Payable for securities purchased                  100,868           145,672                --        49,782,831       113,109,030
Payable for shares of the fund
repurchased                                       705,826                --           330,244            11,342         2,623,242
Payable for compensation of Manager
(Note 2)                                           78,523               485         1,490,818         1,269,484        11,984,320
Payable for investor servicing and
custodian fees (Note 2)                            16,266                92            79,597            60,482           582,284
Payable for compensation of Trustees
(Note 2)                                              262                --            54,895             7,393            70,664
Payable for administrative services
(Note 2)                                              750                10             2,501             2,396             8,580
Payable for distribution fees (Note 2)              2,039                --             2,763            19,313            42,063
Payable for open forward currency
contracts                                              --                --                --                --            14,696
Payable for closed forward currency
contracts                                              --                --                --                --                --
Other accrued expenses                             14,098               901            17,492            18,983            52,404
 ..................................................................................................................................
Total liabilities                                 918,632           147,160         1,982,138        51,172,224       128,528,166
 ..................................................................................................................................
Net assets                                    $46,071,676        $1,075,489      $891,854,037      $954,873,530   $ 9,622,077,269
 ..................................................................................................................................
Represented by:
Paid-in capital (Notes 1, 4 and 5)            $43,799,217        $1,000,000      $701,111,000      $651,637,017   $ 5,510,932,415
Undistributed net investment income
(loss) (Note 1)                                    57,514            (1,465)       14,570,263          (967,704)       (7,101,709)
Accumulated net realized gain (loss) on
investments and foreign currency
transactions (Note 1)                              68,882             5,202        36,939,323        88,393,139       650,615,151
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies                                      2,146,063            71,752       139,233,451       215,811,078     3,467,631,412
 ..................................................................................................................................
Total -- Representing net assets
applicable to capital shares
outstanding                                   $46,071,676        $1,075,489      $891,854,037      $954,873,530   $ 9,622,077,269
 ..................................................................................................................................
Computation of net asset value Class IA
Net Assets                                    $28,617,200        $1,074,414      $868,997,027      $781,913,904   $ 9,259,475,324
Number of shares outstanding                    2,594,341            99,900        55,062,921        32,863,257       156,389,872
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares
outstanding)                                       $11.03        $    10.75      $      15.78      $      23.79    $        59.21
Computation of net asset value Class IB
Net Assets                                    $17,454,476        $    1,075      $ 22,857,010      $172,959,626    $  362,601,945
Number of shares outstanding                    1,585,531               100         1,450,586         7,283,674         6,141,454
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares
outstanding)                                       $11.01        $    10.75            $15.76            $23.75            $59.04
 ..................................................................................................................................
Cost of investments, including
repurchase agreements (Note 1)                $43,692,202        $1,013,412      $750,653,625      $729,630,829    $6,171,219,362
Cost of foreign currency (Note 1)                      --                --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Operations
---------------------------------------------------------------------------------------------------------------------------------
Six months ended June 30, 2000  (Unaudited)
                                                Putnam VT                                            Putnam VT
                                                 American         Putnam VT         Putnam VT        The George         Putnam VT
                                               Government      Asia Pacific       Diversified       Putnam Fund      Global Asset
                                            Income Fund**       Growth Fund       Income Fund         of Boston   Allocation Fund
---------------------------------------------------------------------------------------------------------------------------------
Investment Income
Dividends                                        $     --      $    930,037       $ 1,287,787       $ 2,367,108       $ 4,348,892
Interest                                           94,703            28,346        28,300,745         4,499,994        12,504,981
Less foreign taxes withheld                            --           (83,552)               --           (12,876)          (99,651)
 ..................................................................................................................................
Total investment income                            94,703           874,831        29,588,532         6,854,226        16,754,222
 ..................................................................................................................................
Expenses
Compensation of Manager (Note 2)                   10,000           838,003         2,286,204         1,046,784         3,084,876
Investor servicing and custodian fees
(Note 2)                                            1,353           254,445           256,230           156,426           557,388
Compensation of Trustees (Note 2)                     190             8,727            12,244             6,762            12,849
Administrative services (Note 2)                       20             3,205             4,621             2,931            10,298
Distribution fees-Class IB                             87             6,038            25,716            38,002             7,170
Reports to Shareholders                                --                68                --               434                63
Auditing                                           12,543            13,481            31,985            21,592            29,954
Legal                                               1,711             2,142             2,603             2,190             3,173
Other                                                  54               692             1,352             4,802                 3
Fees waived and reimbursed by Manager
(Note 2)                                          (12,025)               --                --                --                --
 ..................................................................................................................................
Total expenses                                     13,933         1,126,801         2,620,955         1,279,923         3,705,774
 ..................................................................................................................................
Expense reduction (Note  2)                        (1,461)          (61,809)          (32,144)          (26,502)          (80,256)
Net expenses                                       12,472         1,064,992         2,588,811         1,253,421         3,625,518
 ..................................................................................................................................
Net investment income  (loss)                      82,231          (190,161)       26,999,721         5,600,805        13,128,704
 ..................................................................................................................................
Net realized gain (loss) on investments
(Notes 1 and 3)                                    44,478        37,363,826       (11,859,858)       (7,270,158)       76,852,511
Net realized gain (loss) on futures
contracts (Note 1)                                     --                --           527,372           278,378       (18,981,837)
Net realized gain (loss) on foreign
currency transactions (Note 1)                         --          (171,866)       (3,088,999)               --       (10,016,402)
Net unrealized appreciation
(depreciation) of assets and
liabilities in foreign currencies
during the period                                      --           (44,201)        1,807,054                --         2,797,324
Net unrealized appreciation
(depreciation) of investments, TBA
sale commitments, and futures during
the period                                         77,626       (87,114,114)       (5,444,273)         (820,912)      (71,148,979)
 ..................................................................................................................................
Net gain (loss) on investments                    122,104       (49,966,355)      (18,058,704)       (7,812,692)      (20,497,383)
 ..................................................................................................................................
Net increase (decrease) in net assets
resulting from operations                        $204,335      $(50,156,516)      $ 8,941,017       $(2,211,887)      $(7,368,679)
---------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Operations  (continued)
---------------------------------------------------------------------------------------------------------------------------------
Six months ended June 30, 2000  (Unaudited)
                                                                                    Putnam VT
                                                Putnam VT         Putnam VT            Growth         Putnam VT         Putnam VT
                                            Global Growth        Growth and     Opportunities   Health Sciences        High Yield
                                                     Fund       Income Fund            Fund**              Fund              Fund
---------------------------------------------------------------------------------------------------------------------------------
Investment Income
Dividends                                   $   5,652,676     $  95,155,298        $   42,173       $   956,711      $  3,559,549
Interest                                          573,591         3,450,596            95,404           509,989        49,313,989
Less foreign taxes withheld                      (472,797)         (467,730)           (1,213)          (19,767)               --
 ..................................................................................................................................
Total investment income                         5,753,470        98,138,164           136,364         1,446,933        52,873,538
 ..................................................................................................................................
Expenses
Compensation of Manager (Note 2)                9,780,174        20,600,019           145,168         1,106,211         3,001,280
Investor servicing and custodian fees
(Note 2)                                        1,285,703         1,520,020            34,382           131,630           252,335
Compensation of Trustees (Note 2)                  35,014            55,993               194             8,171            21,591
Administrative services (Note 2)                   16,658            15,484             1,499             3,096             4,746
Distribution fees-Class IB                         36,945           180,025             4,124            26,478            17,658
Reports to Shareholders                               784            11,960                --             2,712                --
Auditing                                           29,652            29,437            12,547            13,356            31,752
Legal                                               7,946             5,313             1,783             2,918            34,831
Other                                               6,795                --               216               644             2,295
Fees waived and reimbursed by Manager
(Note 2)                                               --                --                --                --                --
 ..................................................................................................................................
Total expenses                                 11,199,671        22,418,251           199,913         1,295,216         3,366,488
 ..................................................................................................................................
Expense reduction (Note 2)                       (214,374)         (397,267)          (12,053)          (20,136)          (52,287)
Net expenses                                   10,985,297        22,020,984           187,860         1,275,080         3,314,201
 ..................................................................................................................................
Net investment income (loss)                   (5,231,827)       76,117,180           (51,496)          171,853        49,559,337
 ..................................................................................................................................
Net realized gain (loss) on investments
(Notes 1 and 3)                               406,866,334      (131,260,874)       (2,197,137)        4,849,904       (29,753,958)
Net realized gain (loss) on futures
contracts (Note 1)                                     --       (16,341,262)               --        (1,042,042)               --
Net realized gain (loss) on foreign
currency transactions (Note 1)                    508,119        (6,448,207)               --               113                --
Net unrealized appreciation
(depreciation) of assets and
liabilities in foreign currencies
during the period                                 (51,793)               --                --            34,357            43,926
Net unrealized appreciation
(depreciation) of investments and
futures during the period                    (735,108,556)     (222,977,844)        3,035,213        81,442,333       (30,240,172)
 ..................................................................................................................................
Net gain (loss) on investments               (327,785,896)     (377,028,187)          838,076        85,284,665       (59,950,204)
 ..................................................................................................................................
Net increase (decrease) in net assets
resulting from operations                   $(333,017,723)    $(300,911,007)       $  786,580       $85,456,518      $(10,390,867)
---------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Operations  (continued)
---------------------------------------------------------------------------------------------------------------------------------
Six months ended June 30, 2000  (Unaudited)
                                                                  Putnam VT         Putnam VT         Putnam VT
                                                              International     International International New         Putnam VT
                                                Putnam VT            Growth        Growth and     Opportunities         Investors
                                              Income Fund              Fund       Income Fund              Fund              Fund
---------------------------------------------------------------------------------------------------------------------------------
Investment Income
Dividends                                     $   160,143       $15,183,435       $ 4,891,371      $  1,174,715      $  2,817,440
Interest                                       33,595,939           794,913           554,713           609,886           876,868
Less foreign taxes withheld                            --          (691,612)         (594,615)         (153,471)          (34,662)
 ..................................................................................................................................
Total investment income                        33,756,082        15,286,736         4,851,469         1,631,130         3,659,646
 ..................................................................................................................................
Expenses
Compensation of Manager (Note 2)                2,677,022         2,883,258         1,645,179         2,420,804         3,225,982
Investor servicing and custodian fees
(Note 2)                                          250,945           631,114           310,765           509,567           264,312
Compensation of Trustees (Note 2)                  11,778            12,443             9,321             9,142            12,144
Administrative services (Note 2)                    2,480             5,680             3,286             4,827             8,208
Distribution fees-Class IB                         18,509            51,875            13,589            69,658           114,670
Reports to Shareholders                                --             1,447               157               647             1,856
Auditing                                           31,438            16,354            16,245            17,400            13,791
Legal                                               2,883             3,207             2,332             2,806             4,125
Other                                               1,873             3,122               868           103,313             2,264
Fees waived and reimbursed by Manager
(Note 2)                                               --                --                --                --                --
 ..................................................................................................................................
Total expenses                                  2,996,928         3,608,500         2,001,742         3,138,164         3,647,352
 ..................................................................................................................................
Expense reduction (Note 2)                        (36,835)          (65,803)          (78,996)          (90,143)          (36,889)
Net expenses                                    2,960,093         3,542,697         1,922,746         3,048,021         3,610,463
 ..................................................................................................................................
Net investment income (loss)                   30,795,989        11,744,039         2,928,723        (1,416,891)           49,183
 ..................................................................................................................................
Net realized gain (loss) on investments
(Notes 1 and 3)                               (17,236,487)       78,508,063        28,909,066         6,697,146       (28,316,820)
Net realized gain (loss) on futures
contracts (Note 1)                              1,587,820                --           (61,511)               --          (584,490)
Net realized gain (loss) on foreign
currency transactions (Note 1)                         --           484,847          (405,320)        2,727,523                --
Net unrealized appreciation
(depreciation) of assets and
liabilities in foreign currencies
during the period                                      --           (57,443)         (212,052)          452,165                --
Net unrealized appreciation
(depreciation) of investments and
futures during the period                       2,050,725       (82,032,935)       (5,302,548)      (93,700,212)        4,347,180
 ..................................................................................................................................
Net gain (loss) on investments                (13,597,942)       (3,097,468)       22,927,635       (83,823,378)      (24,554,130)
 ..................................................................................................................................
Net increase (decrease) in net assets
resulting from operations                     $17,198,047       $ 8,646,571       $25,856,358      $(85,240,269)     $(24,504,947)
---------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Operations  (continued)
---------------------------------------------------------------------------------------------------------------------------------
Six months ended June 30, 2000  (Unaudited)
                                                Putnam VT         Putnam VT         Putnam VT         Putnam VT         Putnam VT
                                                    Money New Opportunities         New Value    OTC & Emerging          Research
                                              Market Fund              Fund              Fund       Growth Fund              Fund
---------------------------------------------------------------------------------------------------------------------------------
Investment Income
Dividends                                     $        --      $  3,541,591        $2,476,403      $         --       $ 1,027,634
Interest                                       22,609,472         4,721,756           480,713           847,810           124,081
Less foreign taxes withheld                            --           (76,324)          (14,568)               --            (4,513)
 ..................................................................................................................................
Total investment income                        22,609,472         8,187,023         2,942,548           847,810         1,147,202
 ..................................................................................................................................
Expenses
Compensation of Manager (Note 2)                1,537,673        18,373,547           863,201         1,363,910           656,950
Investor servicing and custodian fees
(Note 2)                                          194,800         1,330,126            95,539           213,902           120,469
Compensation of Trustees (Note 2)                  10,066            41,554             7,474             7,767             6,841
Administrative services (Note 2)                    4,130            15,551             2,920             3,724             2,857
Distribution fees-Class IB                         35,106            90,560             9,655            36,885            31,298
Reports to Shareholders                                --             5,838               578             1,033                89
Auditing                                           17,189            22,401            13,242            13,311            13,167
Legal                                              15,367            16,999             2,015             2,803             2,070
Other                                              65,421            15,522                --               874               394
Fees waived and reimbursed by Manager
(Note 2)                                               --                --                --                --                --
 ..................................................................................................................................
Total expenses                                  1,879,752        19,912,098           994,624         1,644,209           834,135
 ..................................................................................................................................
Expense reduction (Note 2)                         (3,708)         (192,599)          (30,874)          (11,661)          (13,742)
Net expenses                                    1,876,044        19,719,499           963,750         1,632,548           820,393
 ..................................................................................................................................
Net investment income (loss)                   20,733,428       (11,532,476)        1,978,798          (784,738)          326,809
 ..................................................................................................................................
Net realized gain (loss) on investments
(Notes 1 and 3)                                        --       510,747,836        (1,390,986)      (27,426,088)       12,358,696
Net realized gain (loss) on futures
contracts (Note 1)                                     --           229,571          (133,531)        1,018,156            12,275
Net realized gain (loss) on foreign
currency transactions (Note 1)                         --            (1,267)               --                --                --
Net unrealized appreciation
(depreciation) of assets and
liabilities in foreign currencies
during the period                                      --              (307)               --                --                --
Net unrealized appreciation
(depreciation) of investments and
futures during the period                              --       (78,675,471)        5,847,357       (60,435,352)       (1,382,542)
 ..................................................................................................................................
Net gain (loss) on investments                         --       432,300,362         4,322,840       (86,843,284)       10,988,429
 ..................................................................................................................................
Net increase (decrease) in net assets
resulting from operations                     $20,733,428      $420,767,886        $6,301,638      $(87,628,022)      $11,315,238
---------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Operations  (continued)
---------------------------------------------------------------------------------------------------------------------------------
Six months ended June 30, 2000  (Unaudited)
                                                Putnam VT         Putnam VT         Putnam VT         Putnam VT         Putnam VT
                                          Small Cap Value        Technology  Utilities Growth             Vista           Voyager
                                                     Fund           Fund***        and Income              Fund              Fund
---------------------------------------------------------------------------------------------------------------------------------
Investment Income
Dividends                                      $  207,875           $    20       $14,758,673      $    617,631      $ 13,126,013
Interest                                           40,925                 2         3,185,703         1,052,431         6,358,902
Less foreign taxes withheld                            --                --          (141,212)               --          (347,419)
 ..................................................................................................................................
Total investment income                           248,800                22        17,803,164         1,670,062        19,137,496
 ..................................................................................................................................
Expenses
Compensation of Manager (Note 2)                  128,186               485         2,993,583         2,377,596        24,397,346
Investor servicing and custodian fees
(Note 2)                                           43,741               107           243,175           226,269         2,086,158
Compensation of Trustees (Note 2)                   1,268                --            13,416             8,316            51,632
Administrative services (Note 2)                    1,514                10             4,722             5,408            16,666
Distribution fees-Class IB                          8,216                --            12,415            71,411           186,809
Reports to Shareholders                                --             1,074             1,367             8,692
Auditing                                           13,060               500            16,205            15,388            13,368
Legal                                               1,757               400             2,924             3,306            11,300
Other                                                   3                --             3,473             1,084                 4
Fees waived and reimbursed by Manager
(Note 2)                                               --                --                --                --                --
 ..................................................................................................................................
Total expenses                                    197,745             1,502         3,290,987         2,710,145        26,771,975
 ..................................................................................................................................
Expense reduction (Note 2)                         (6,459)              (15)          (34,856)          (72,379)         (454,260)
Net expenses                                      191,286             1,487         3,256,131         2,637,766        26,317,715
 ..................................................................................................................................
Net investment income (loss)                       57,514            (1,465)       14,547,033          (967,704)       (7,180,219)
 ..................................................................................................................................
Net realized gain (loss) on investments
(Notes 1 and 3)                                   201,063             5,202        37,192,006        89,814,319       677,413,463
Net realized gain (loss) on futures
contracts (Note 1)                                     --                --            69,917           (69,389)       (9,685,646)
Net realized gain (loss) on foreign
currency transactions (Note 1)                         --                --            98,981                --            92,731
Net unrealized appreciation
(depreciation) of assets and
liabilities in foreign currencies
during the period                                      --                --           (57,269)               --           190,576
Net unrealized appreciation
(depreciation) of investments and
futures during the period                       1,721,363            71,752       (30,228,365)       14,703,074      (532,542,134)
 ..................................................................................................................................
Net gain (loss) on investments                  1,922,426            76,954         7,075,270       104,448,004       135,468,990
 ..................................................................................................................................
Net increase (decrease) in net assets
resulting from operations                      $1,979,940           $75,489       $21,622,303      $103,480,300      $128,288,771
---------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets
--------------------------------------------------------------------------------------------------------------------
                                              Putnam VT                                   Putnam VT
                                  American Government Income Fund                  Asia Pacific Growth Fund
                                          Period ended              Six months ended                      Year ended
                                               June 30                       June 30                     December 31
                                                  2000+**                       2000+                           1999
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                $   82,231                  $   (190,161)                   $   (137,944)
Net realized gain (loss) on
investments and foreign
currency transactions                           44,478                    37,191,960                      34,416,391
Net unrealized appreciation
(depreciation) of
investments and assets and
liabilities in foreign
currencies                                      77,626                   (87,158,315)                     90,282,283
 ....................................................................................................................
Net increase (decrease) in
net assets resulting from
operations                                     204,335                   (50,156,516)                    124,560,730
 ....................................................................................................................
Distributions to shareholders:
From net investment income
Class IA                                            --                    (7,436,999)                             --
Class IB                                            --                      (252,340)                             --
Increase  (decrease) from
capital share transactions
(Note 4)                                     5,299,614                   (16,557,317)                     42,512,429
 ....................................................................................................................
Total increase (decrease) in
net assets                                   5,503,949                   (74,403,172)                    167,073,159
 ....................................................................................................................
Net assets:
Beginning of period (Note 5)                 1,000,000                   257,851,176                      90,778,017
 ....................................................................................................................
End of period                               $6,503,949                  $183,448,004                    $257,851,176
 ....................................................................................................................
Undistributed net investment
income (loss), end of period                $   82,231                  $ (6,902,807)                   $    976,693
--------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets  (continued)
---------------------------------------------------------------------------------------------------------------------------------
                                                      Putnam VT                                            Putnam VT
                                                Diversified Income Fund                         The George Putnam Fund of Boston
                                      Six months ended               Year ended         Six months ended               Year ended
                                               June 30              December 31                  June 30              December 31
                                                  2000+                    1999                     2000+                    1999
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)              $ 26,999,721             $ 51,540,107             $  5,600,805             $  6,886,890
Net realized gain (loss) on
investments and foreign
currency transactions                      (14,421,485)             (30,097,091)              (6,991,780)              (4,313,035)
Net unrealized appreciation
(depreciation) of
investments and assets and
liabilities in foreign
currencies                                  (3,637,219)             (10,311,440)                (820,912)              (8,628,292)
 .................................................................................................................................
Net increase (decrease) in
net assets resulting from
operations                                   8,941,017               11,131,576               (2,211,887)              (6,054,437)
 .................................................................................................................................
Distributions to shareholders:
From net investment income
Class IA                                   (47,334,433)             (46,355,564)                      --               (6,104,192)
Class IB                                    (2,708,184)                (248,526)                      --                 (773,218)
From net realized gain on investments
Class IA                                            --                       --                       --                 (358,545)
Class IB                                            --                       --                       --                  (20,722)
From return of capital
Class IA                                            --                       --                       --                 (331,172)
Class IB                                            --                       --                       --                  (41,950)
Increase (decrease) from
capital share transactions
(Note 4)                                    22,154,516               11,374,604               28,803,539              213,677,105
 .................................................................................................................................
Total increase (decrease) in
net assets                                 (18,947,084)             (24,097,910)              26,591,652              199,992,869
 .................................................................................................................................
Net assets:
Beginning of period (Note 5)               646,918,551              671,016,461              315,119,225              115,126,356
 .................................................................................................................................
End of period                             $627,971,467             $646,918,551             $341,710,877             $315,119,225
 .................................................................................................................................
Undistributed net investment
income (loss), end of period              $ 27,176,772             $ 50,219,668             $  5,609,862             $      9,057
---------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets  (continued)
---------------------------------------------------------------------------------------------------------------------------------
                                                         Putnam VT                                          Putnam VT
                                                Global Asset Allocation Fund                          Global Growth Fund
                                      Six months ended               Year ended         Six months ended               Year ended
                                               June 30              December 31                  June 30              December 31
                                                  2000+                    1999                     2000+                    1999
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)            $   13,128,704           $   21,964,671           $   (5,231,827)          $   (1,894,761)
Net realized gain (loss) on
investments and foreign
currency transactions                       47,854,272               90,774,051              407,374,453              502,750,828
Net unrealized appreciation
(depreciation) of
investments and assets and
liabilities in foreign
currencies                                 (68,351,655)              (1,986,475)            (735,160,349)             735,610,133
 .................................................................................................................................
Net increase (decrease) in
net assets resulting from
operations                                  (7,368,679)             110,752,247             (333,017,723)           1,236,466,200
 .................................................................................................................................
Distributions to shareholders:
From net investment income
Class IA                                   (16,495,291)             (19,758,177)             (19,411,826)              (8,217,030)
Class IB                                      (157,517)                 (37,116)                (301,640)                  (8,486)
From net realized gain on investments
Class IA                                   (86,147,514)             (55,437,254)            (483,771,156)            (171,107,573)
Class IB                                      (845,212)                (105,805)              (7,803,282)                (180,962)
Increase (decrease) from
capital share transactions
(Note 4)                                    39,296,201              (49,382,307)             536,287,678               74,112,123
 .................................................................................................................................
Total increase (decrease) in
net assets                                 (71,718,012)             (13,968,412)            (308,017,949)           1,131,064,272
 .................................................................................................................................
Net assets:
Beginning of period (Note 5)             1,007,704,220            1,021,672,632            3,118,981,724            1,987,917,452
 .................................................................................................................................
End of period                           $  935,986,208           $1,007,704,220           $2,810,963,775           $3,118,981,724
 .................................................................................................................................
Undistributed net investment
income (loss), end of period            $   11,313,911           $   14,838,015           $  (22,483,816)          $    2,461,477
---------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets  (continued)
--------------------------------------------------------------------------------------------------------------
                                                         Putnam VT                            Putnam VT
                                                   Growth and Income Fund                Growth Opportunities
                                      Six months ended               Year ended             Period ended
                                               June 30              December 31                  June 30
                                                  2000+                    1999                  2000+**
--------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)            $   76,117,180           $  170,525,622              $   (51,496)
Net realized gain (loss) on
investments and foreign
currency transactions                     (154,050,343)             801,627,738               (2,197,137)
Net unrealized appreciation
(depreciation) of
investments and assets and
liabilities in foreign
currencies                                (222,977,844)            (813,641,826)               3,035,213
 ........................................................................................................
Net increase (decrease) in
net assets resulting from
operations                                (300,911,007)             158,511,534                  786,580
 ........................................................................................................
Distributions to shareholders:
From net investment income
Class IA                                  (165,214,564)            (140,251,765)                      --
Class IB                                    (4,503,389)                (202,648)                      --
From net realized gain on investments
Class IA                                  (777,911,164)            (699,887,168)                      --
Class IB                                   (21,594,117)              (1,021,247)                      --
Increase (decrease) from
capital share transactions
(Note 4)                                   198,945,361              456,071,173               78,982,992
 ........................................................................................................
Total increase (decrease) in
net assets                              (1,071,188,880)            (226,780,121)              79,769,572
 ........................................................................................................
Net assets:
Beginning of period (Note 5)             9,729,189,200            9,955,969,321                1,000,000
 ........................................................................................................
End of period                           $8,658,000,320           $9,729,189,200              $80,769,572
 ........................................................................................................
Undistributed net investment
income (loss), end of period            $   75,884,685           $  169,485,458              $   (51,496)
--------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets  (continued)
---------------------------------------------------------------------------------------------------------------------------------
                                                         Putnam VT                                        Putnam VT
                                                   Health Sciences Fund                                High Yield Fund
                                      Six months ended               Year ended         Six months ended               Year ended
                                               June 30              December 31                  June 30              December 31
                                                  2000+                    1999                     2000+                    1999
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                  $171,853                 $260,217              $49,559,337           $  103,831,928
Net realized gain (loss) on
investments and foreign
currency transactions                        3,807,975              (17,304,965)             (29,753,958)             (60,648,127)
Net unrealized appreciation
(depreciation) of
investments and assets and
liabilities in foreign
currencies                                  81,476,690               13,481,081              (30,196,246)              14,876,985
 .................................................................................................................................
Net increase (decrease) in
net assets resulting from
operations                                  85,456,518               (3,563,667)             (10,390,867)              58,060,786
 .................................................................................................................................
Distributions to shareholders:
From net investment income
Class IA                                            --                 (186,582)            (102,642,266)            (109,086,026)
Class IB                                            --                   (7,170)              (2,784,078)                (431,138)
Increase (decrease) from
capital share transactions
(Note 4)                                   100,518,172              106,202,757               24,285,505               (1,038,661)
 .................................................................................................................................
Total increase (decrease) in
net assets                                 185,974,690              102,445,338              (91,531,706)             (52,495,039)
 .................................................................................................................................
Net assets:
Beginning of period (Note 5)               239,010,012              136,564,674              982,236,214            1,034,731,253
 .................................................................................................................................
End of period                             $424,984,702             $239,010,012             $890,704,508           $  982,236,214
 .................................................................................................................................
Undistributed net investment
income (loss), end of period              $    239,497             $     67,644             $ 47,357,355           $  103,224,362
---------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets  (continued)
---------------------------------------------------------------------------------------------------------------------------------
                                                         Putnam VT                                        Putnam VT
                                                        Income Fund                               International Growth Fund
                                      Six months ended               Year Ended         Six months ended               Year Ended
                                               June 30              December 31                  June 30              December 31
                                                  2000+                    1999                     2000+                    1999
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)              $ 30,795,989           $   61,289,005             $ 11,744,039             $  2,108,087
Net realized gain (loss) on
investments and foreign
currency transactions                      (15,648,667)             (14,300,538)              78,992,910               68,995,393
Net unrealized appreciation
(depreciation) of
investments and assets and
liabilities in foreign
currencies                                   2,050,725              (67,511,223)             (82,090,378)             161,562,374
 .................................................................................................................................
Net increase (decrease) in
net assets resulting from
operations                                  17,198,047              (20,522,756)               8,646,571              232,665,854
 .................................................................................................................................
Distributions to shareholders:
From net investment income
Class IA                                   (58,222,017)             (55,304,022)             (13,169,652)                      --
Class IB                                    (1,648,307)                (243,387)              (1,262,969)                      --
From net realized gain on investments
Class IA                                            --              (15,808,532)             (57,121,770)                      --
Class IB                                            --                  (69,762)              (5,531,679)                      --
Increase (decrease) from
capital share transactions
(Note 4)                                   (54,045,414)              43,415,753              245,437,760              116,313,958
 .................................................................................................................................
Total increase (decrease) in
net assets                                 (96,717,691)             (48,532,706)             176,998,261              348,979,812
 .................................................................................................................................
Net assets:
Beginning of period (Note 5)               953,916,234            1,002,448,940              667,816,006              318,836,194
 .................................................................................................................................
End of period                             $857,198,543           $  953,916,234             $844,814,267             $667,816,006
 .................................................................................................................................
Undistributed net investment
income (loss), end of period              $ 30,469,332           $   59,543,667             $    241,780             $  2,930,362
---------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets  (continued)
---------------------------------------------------------------------------------------------------------------------------------
                                                        Putnam VT                                  Putnam VT International
                                         International Growth and Income Fund                      New Opportunities Fund
                                      Six months ended               Year Ended         Six months ended               Year ended
                                               June 30              December 31                  June 30              December 31
                                                  2000+                    1999                     2000+                    1999
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)              $  2,928,723             $  5,174,842             $ (1,416,891)            $   (676,543)
Net realized gain (loss) on
investments and foreign
currency transactions                       28,442,235               49,984,891                9,424,669               36,882,184
Net unrealized appreciation
(depreciation) of
investments and assets and
liabilities in foreign
currencies                                  (5,514,600)              22,351,343              (93,248,047)             127,364,978
 .................................................................................................................................
Net increase (decrease) in
net assets resulting from
operations                                  25,856,358               77,511,076              (85,240,269)             163,570,619
 .................................................................................................................................
Distributions to shareholders:
From net investment income
Class IA                                   (17,611,936)                      --                 (202,185)                 (57,846)
Class IB                                      (810,646)                      --                  (37,021)                     (10)
From net realized gain on investments
Class IA                                   (38,606,809)                      --              (18,986,990)                      --
Class IB                                    (1,790,127)                      --               (4,249,241)                      --
Increase (decrease) from
capital share transactions
(Note 4)                                    84,652,670               14,672,412              271,578,116               65,486,713
 .................................................................................................................................
Total increase (decrease) in
net assets                                  51,689,510               92,183,488              162,862,410              228,999,476
 .................................................................................................................................
Net assets:
Beginning of period (Note 5)               398,156,290              305,972,802              364,535,600              135,536,124
 .................................................................................................................................
End of period                             $449,845,800             $398,156,290             $527,398,010             $364,535,600
 .................................................................................................................................
Undistributed net investment
income (loss), end of period              $ (2,807,262)            $ 12,686,597             $ (1,665,907)            $     (9,810)
---------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets  (continued)
---------------------------------------------------------------------------------------------------------------------------------
                                                         Putnam VT                                        Putnam VT
                                                       Investors Fund                                 Money Market Fund
                                      Six months ended               Year ended         Six months ended               Year ended
                                               June 30              December 31                  June 30              December 31
                                                  2000+                    1999                     2000+                    1999
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)            $       49,183             $    211,892             $ 20,733,428             $ 35,269,086
Net realized gain (loss) on
investments and foreign
currency transactions                      (28,901,310)              (9,540,575)                      --                       --
Net unrealized appreciation
(depreciation) of
investments and assets and
liabilities in foreign
currencies                                   4,347,180              196,323,644                       --                       --
 .................................................................................................................................
Net increase (decrease) in
net assets resulting from
operations                                 (24,504,947)             186,994,961               20,733,428               35,269,086
 .................................................................................................................................
Distributions to shareholders:
From net investment income
Class IA                                            --                       --              (19,457,255)             (34,493,642)
Class IB                                            --                       --               (1,276,173)                (775,444)
Increase (decrease) from
capital share transactions
(Note 4)                                   297,637,193              536,035,433             (147,091,278)             256,183,321
 .................................................................................................................................
Total increase (decrease) in
net assets                                 273,132,246              723,030,394             (147,091,278)             256,183,321
 .................................................................................................................................
Net assets:
Beginning of period (Note 5)               968,945,448              245,915,054              864,529,354              608,346,033
 .................................................................................................................................
End of period                           $1,242,077,694             $968,945,448             $717,438,076             $864,529,354
 .................................................................................................................................
Undistributed net investment
income (loss), end of period            $      261,075             $    211,892             $         --             $         --
---------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets  (continued)
---------------------------------------------------------------------------------------------------------------------------------
                                                         Putnam VT                                        Putnam VT
                                                  New Opportunities Fund                                New Value Fund
                                      Six months ended               Year Ended         Six months ended               Year Ended
                                               June 30              Decmeber 31                  June 30              Decmeber 31
                                                  2000+                    1999                     2000+                    1999
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)            $  (11,532,476)          $  (11,834,956)            $  1,978,798             $  3,832,141
Net realized gain (loss) on
investments and foreign
currency transactions                      510,976,140              554,488,113               (1,524,517)              13,497,708
Net unrealized appreciation
(depreciation) of
investments and assets and
liabilities in foreign
currencies                                 (78,675,778)           2,069,369,697                5,847,357              (18,973,465)
 .................................................................................................................................
Net increase (decrease) in
net assets resulting from
operations                                 420,767,886            2,612,022,854                6,301,638               (1,643,616)
 .................................................................................................................................
Distributions to shareholders:
From net investment income
Class IA                                            --                       --               (3,561,839)                 (20,345)
Class IB                                            --                       --                 (190,193)                      --
From net realized gain on investments
Class IA                                  (534,979,909)             (51,876,521)             (12,614,026)              (4,292,863)
Class IB                                    (9,040,681)                 (41,740)                (692,693)                 (14,678)
Increase (decrease) from
capital share transactions
(Note 4)                                 1,004,768,612              347,516,049                9,725,731                8,437,167
 .................................................................................................................................
Total increase (decrease) in
net assets                                 881,515,908            2,907,620,642               (1,031,382)               2,465,665
 .................................................................................................................................
Net assets:
Beginning of period (Note 5)             6,495,204,066            3,587,583,424              258,633,449              256,167,784
 .................................................................................................................................
End of period                           $7,376,719,974           $6,495,204,066             $257,602,067             $258,633,449
 .................................................................................................................................
Undistributed net investment
income (loss), end of period            $  (11,532,476)          $           --             $  2,072,107             $  3,845,341
---------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets  (continued)
---------------------------------------------------------------------------------------------------------------------------------
                                                         Putnam VT                                        Putnam VT
                                                OTC & Emerging Growth Fund                              Research Fund
                                      Six months ended               Year Ended         Six months ended               Year Ended
                                               June 30              Decmeber 31                  June 30              December 31
                                                  2000+                    1999                     2000+                    1999
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)              $   (784,738)            $   (388,274)            $    326,809             $    258,747
Net realized gain (loss) on
investments and foreign
currency transactions                      (26,407,932)               7,457,979               12,370,971                4,684,952
Net unrealized appreciation
(depreciation) of
investments and assets and
liabilities in foreign
currencies                                 (60,435,352)              82,931,192               (1,382,542)              19,261,649
 .................................................................................................................................
Net increase (decrease) in
net assets resulting from
operations                                 (87,628,022)              90,000,897               11,315,238               24,205,348
 .................................................................................................................................
Distributions to shareholders:
From net investment income
Class IA                                            --                       --                       --                 (242,375)
Class IB                                            --                       --                       --                  (36,664)
From net realized gain on investments
Class IA                                    (3,907,875)                (500,533)              (1,169,068)              (3,394,940)
Class IB                                      (492,354)                 (50,324)                (276,233)                (567,989)
Increase (decrease) from
capital share transactions
(Note 4)                                   320,931,877              113,385,084               80,298,293              117,480,745
 .................................................................................................................................
Total increase (decrease) in
net assets                                 228,903,626              202,835,124               90,168,230              137,444,125
 .................................................................................................................................
Net assets:
Beginning of period (Note 5)               231,435,103               28,599,979              160,325,368               22,881,243
 .................................................................................................................................
End of period                             $460,338,729             $231,435,103             $250,493,598             $160,325,368
 .................................................................................................................................
Undistributed net investment
income (loss), end of period              $   (784,738)            $         --             $    326,809             $         --
---------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets  (continued)
--------------------------------------------------------------------------------------------------------------
                                                        Putnam VT                               Putnam VT
                                                      Small Cap Fund                        Technology Fund
                                      Six months ended             Period ended             Period ended
                                               June 30              December 31                  June 30
                                                  2000+                    1999*                    2000+***
--------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)               $    57,514              $   (22,032)              $   (1,465)
Net realized gain (loss) on
investments and foreign
currency transactions                          201,063                  (64,508)                   5,202
Net unrealized appreciation
(depreciation) of
investments and assets and
liabilities in foreign
currencies                                   1,721,363                  424,700                   71,752
 ........................................................................................................
Net increase  (decrease) in
net assets resulting from
operations                                   1,979,940                  338,160                   75,489
 ........................................................................................................
Distributions to shareholders:
In excess of net realized gain on investments
Class IA                                            --                  (29,558)                      --
Class IB                                            --                  (16,083)                      --
From return of capital
Class IA                                            --                   (4,645)                      --
Class IB                                            --                   (2,528)                      --
Increase (decrease) from
capital share transactions
(Note 4)                                    25,410,093               17,396,297                       --
 ........................................................................................................
Total increase (decrease) in
net assets                                  27,390,033               17,681,643                   75,489
 ........................................................................................................
Net assets:
Beginning of period (Note 5)                18,681,643                1,000,000                1,000,000
 ........................................................................................................
End of period                              $46,071,676              $18,681,643               $1,075,489
 ........................................................................................................
Undistributed net investment
income (loss), end of period               $    57,514              $        --               $   (1,465)
--------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets  (continued)
---------------------------------------------------------------------------------------------------------------------------------
                                                        Putnam VT                                         Putnam VT
                                           Utilities Growth and Income Fund                               Vista Fund
                                      Six months ended               Year Ended         Six months ended               Year Ended
                                               June 30              December 31                  June 30              December 31
                                                  2000+                    1999                     2000+                    1999
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)               $14,547,033           $   30,296,703             $   (967,704)            $ (1,114,251)
Net realized gain (loss) on
investments and foreign
currency transactions                       37,360,904               53,025,246               89,744,930               63,641,878
Net unrealized appreciation
(depreciation) of
investments and assets and
liabilities in foreign
currencies                                 (30,285,634)             (89,551,656)              14,703,074              125,371,848
 .................................................................................................................................
Net increase (decrease) in
net assets resulting from
operations                                  21,622,303               (6,229,707)             103,480,300              187,899,475
 .................................................................................................................................
Distributions to shareholders:
From net investment income
Class IA                                   (29,564,210)             (28,075,188)                      --                       --
Class IB                                      (529,611)                 (76,882)                      --                       --
From net realized gain on investments
Class IA                                   (52,190,409)             (29,484,585)              (7,580,009)             (38,819,301)
Class IB                                      (948,221)                 (81,067)              (1,004,929)              (2,334,899)
Increase (decrease) from
capital share transactions
(Note 4)                                    (3,453,630)               3,739,203              279,981,471              120,787,683
 .................................................................................................................................
Total increase (decrease) in
net assets                                 (65,063,778)             (60,208,226)             374,876,833              267,532,958
 .................................................................................................................................
Net assets:
Beginning of period (Note 5)               956,917,815            1,017,126,041              579,996,697              312,463,739
 .................................................................................................................................
End of period                             $891,854,037           $  956,917,815             $954,873,530             $579,996,697
 .................................................................................................................................
Undistributed net investment
income (loss), end of period              $ 14,570,263           $   30,117,051             $   (967,704)            $         --
---------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets  (continued)
-------------------------------------------------------------------------------
                                                         Putnam VT
                                                        Voyager Fund
                                      Six months ended               Year Ended
                                               June 30              December 31
                                                  2000+                    1999
-------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)            $   (7,180,219)          $    3,390,787
Net realized gain (loss) on
investments and foreign
currency transactions                      667,820,548            1,215,990,475
Net unrealized appreciation
(depreciation) of
investments and assets and
liabilities in foreign
currencies                                (532,351,558)           2,179,685,883
 ...............................................................................
Net increase (decrease) in
net assets resulting from
operations                                 128,288,771            3,399,067,145
 ...............................................................................
Distributions to shareholders:
From net investment income
Class IA                                    (2,774,971)              (6,563,907)
Class IB                                       (14,628)                  (8,482)
From net realized gain on investments
Class IA                                (1,177,420,066)            (526,374,820)
Class IB                                   (31,034,700)                (786,010)
Increase (decrease) from
capital share transactions
(Note 4)                                 1,418,946,776              613,346,755
 ...............................................................................
Total increase (decrease) in
net assets                                 335,991,182            3,478,680,681
 ...............................................................................
Net assets:
Beginning of period (Note 5)             9,286,086,087            5,807,405,406
 ...............................................................................
End of period                           $9,622,077,269           $9,286,086,087
 ...............................................................................
Undistributed net investment
income (loss), end of period            $   (7,101,709)          $    2,868,109
-------------------------------------------------------------------------------

+   Unaudited.
*   From April 30, 1999 (commencement of operations) to December 31, 1999.
**  From February 1, 2000 (commencement of operations) to June 30, 2000.
*** From June 14, 2000 (commencement of operations) to June 30, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



[THIS PAGE INTENTIONALLY LEFT BLANK]




PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IA
--------------------------------------------------------------------------------------------------------------------
                                                                             Investment Operations
                                                                                               Net
                                                           Net                        Realized and
                                                         Asset                          Unrealized
                                                        Value,               Net       Gain (Loss)       Total from
                                                     Beginning        Investment                on       Investment
Period ended                                         of Period      Income (Loss)      Investments       Operations
--------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Fund
June 30, 2000+********                                  $10.00              $.25(a)(b)        $.21             $.46
--------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
June 30, 2000+                                          $17.29             $(.01)(a)        $(3.77)          $(3.78)
December 31, 1999                                         8.33              (.01)(a)          8.97             8.96
December 31, 1998                                         9.20               .08(a)           (.56)            (.48)
December 31, 1997                                        11.01               .07             (1.66)           (1.59)
December 31, 1996                                        10.23               .05               .88              .93
December 31, 1995**                                      10.00               .06(a)(b)         .17              .23
--------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
June 30, 2000+                                           $9.92              $.41(a)          $(.27)            $.14
December 31, 1999                                        10.49               .80(a)           (.63)             .17
December 31, 1998                                        11.31               .86(a)           (.99)            (.13)
December 31, 1997                                        11.27               .82(a)           (.05)             .77
December 31, 1996                                        11.03               .80(a)            .11              .91
December 31, 1995                                         9.74               .71              1.09             1.80
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
June 30, 2000+                                           $9.98              $.17(a)          $(.24)           $(.07)
December 31, 1999                                        10.28               .32(a)           (.36)            (.04)
December 31, 1998*****                                   10.00               .18(a)(b)         .19              .37
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
June 30, 2000+                                          $19.60              $.25(a)          $(.35)           $(.10)
December 31, 1999                                        18.94               .41(a)           1.69             2.10
December 31, 1998                                        18.76               .46(a)           2.00             2.46
December 31, 1997                                        17.25               .50              2.63             3.13
December 31, 1996                                        16.15               .43              1.94             2.37
December 31, 1995                                        13.19               .47              2.74             3.21
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund
June 30, 2000+                                          $30.49             $(.05)(a)        $(2.49)          $(2.54)
December 31, 1999                                        20.28              (.02)(a)         12.09            12.07
December 31, 1998                                        18.34               .05(a)           5.01             5.06
December 31, 1997                                        16.88               .13              2.18             2.31
December 31, 1996                                        15.18               .17              2.35             2.52
December 31, 1995                                        13.48               .20              1.85             2.05
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
June 30, 2000+                                          $26.80              $.21(a)          $(.96)           $(.75)
December 31, 1999                                        28.77               .47(a)           0.01              .48
December 31, 1998                                        28.32               .44(a)           3.77             4.21
December 31, 1997                                        24.56               .48              5.07             5.55
December 31, 1996                                        21.47               .65(a)           3.84             4.49
December 31, 1995                                        16.44               .53              5.31             5.84
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund
June 30, 2000+********                                  $10.00             $(.01)(a)          $.71             $.70
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
June 30, 2000+                                          $10.50              $.01(a)          $3.23            $3.24
December 31, 1999                                        10.94               .01(a)           (.44)            (.43)
December 31, 1998*****                                   10.00               .01(a)(b)         .94              .95
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
June 30, 2000+                                          $11.09              $.55(a)          $(.67)           $(.12)
December 31, 1999                                        11.70              1.13(a)           (.48)             .65
December 31, 1998                                        13.62              1.31(a)          (1.98)            (.67)
December 31, 1997                                        12.96              1.06               .65             1.71
December 31, 1996                                        12.37              1.18(a)            .32             1.50
December 31, 1995                                        11.46               .91              1.05             1.96
--------------------------------------------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST

Financial Highlights (continued)
CLASS IA (continued)
--------------------------------------------------------------------------------------------------------------------
                                                           Less Distributions:
                                                                                              From        In Excess
                                                          From         In Excess               Net           of Net
                                                           Net            of Net          Realized         Realized
                                                    Investment        Investment           Gain on          Gain on
Period ended                                            Income            Income       Investments      Investments
--------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Fund
June 30, 2000+********                                     $--               $--               $--              $--
--------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
June 30, 2000+                                           $(.56)              $--               $--              $--
December 31, 1999                                           --                --                --               --
December 31, 1998                                         (.38)               --                --               --
December 31, 1997                                         (.22)               --                --               --
December 31, 1996                                         (.15)               --                --               --
December 31, 1995**                                         --                --                --               --
--------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
June 30, 2000+                                           $(.79)              $--               $--              $--
December 31, 1999                                         (.74)               --                --               --
December 31, 1998                                         (.48)               --              (.21)              --
December 31, 1997                                         (.63)               --              (.10)              --
December 31, 1996                                         (.67)               --                --               --
December 31, 1995                                         (.51)               --                --               --
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
June 30, 2000+                                             $--               $--               $--              $--
December 31, 1999                                         (.23)               --              (.02)              --
December 31, 1998*****                                    (.09)               --                --               --
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
June 30, 2000+                                           $(.34)              $--            $(1.76)             $--
December 31, 1999                                         (.38)               --             (1.06)              --
December 31, 1998                                         (.43)               --             (1.85)              --
December 31, 1997                                         (.60)               --             (1.02)              --
December 31, 1996                                         (.44)               --              (.83)              --
December 31, 1995                                         (.25)               --                --               --
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund
June 30, 2000+                                           $(.19)              $--            $(4.76)             $--
December 31, 1999                                         (.09)               --             (1.77)              --
December 31, 1998                                         (.52)               --             (2.60)              --
December 31, 1997                                         (.41)               --              (.44)              --
December 31, 1996                                         (.25)               --              (.57)              --
December 31, 1995                                         (.11)               --              (.24)              --
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
June 30, 2000+                                           $(.50)              $--            $(2.34)             $--
December 31, 1999                                         (.41)               --             (2.04)              --
December 31, 1998                                         (.50)               --             (3.26)              --
December 31, 1997                                         (.52)               --             (1.27)              --
December 31, 1996                                         (.51)               --              (.89)              --
December 31, 1995                                         (.51)               --              (.30)              --
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund
June 30, 2000+********                                     $--               $--               $--              $--
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
June 30, 2000+                                             $--               $--               $--              $--
December 31, 1999                                         (.01)               --                --               --
December 31, 1998*****                                    (.01)               --                --               --
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
June 30, 2000+                                          $(1.28)              $--               $--              $--
December 31, 1999                                        (1.26)               --                --               --
December 31, 1998                                        (1.08)               --              (.17)              --
December 31, 1997                                         (.94)               --              (.11)              --
December 31, 1996                                         (.91)               --                --               --
December 31, 1995                                        (1.05)               --                --               --
--------------------------------------------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST

Financial Highlights (continued)
CLASS IA (continued)
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Total
                                                                                                         Investment
                                                          From                                            Return at
                                                        Return             Total  Net Asset Value,        Net Asset
Period ended                                        of Capital     Distributions     End of Period      Value(%)(c)
--------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Fund
June 30, 2000+********                                     $--               $--            $10.46             4.60*
--------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
June 30, 2000+                                             $--             $(.56)           $12.95           (22.40)*
December 31, 1999                                           --                --             17.29           107.56
December 31, 1998                                         (.01)             (.39)             8.33            (5.48)
December 31, 1997                                           --              (.22)             9.20           (14.66)
December 31, 1996                                           --              (.15)            11.01             9.10
December 31, 1995**                                         --                --             10.23             2.30*
--------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
June 30, 2000+                                             $--             $(.79)            $9.27             1.50*
December 31, 1999                                           --              (.74)             9.92             1.66
December 31, 1998                                           --              (.69)            10.49            (1.37)
December 31, 1997                                           --              (.73)            11.31             7.38
December 31, 1996                                           --              (.67)            11.27             8.81
December 31, 1995                                           --              (.51)            11.03            19.13
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
June 30, 2000+                                             $--               $--             $9.91             (.70)*
December 31, 1999                                         (.01)             (.26)             9.98            (0.36)
December 31, 1998*****                                      --              (.09)            10.28             3.69*
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
June 30, 2000+                                             $--            $(2.10)           $17.40             (.65)*
December 31, 1999                                           --             (1.44)            19.60            11.85
December 31, 1998                                           --             (2.28)            18.94            13.47
December 31, 1997                                           --             (1.62)            18.76            19.67
December 31, 1996                                           --             (1.27)            17.25            15.62
December 31, 1995                                           --              (.25)            16.15            24.71
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund
June 30, 2000+                                             $--            $(4.95)           $23.00           (10.59)*
December 31, 1999                                           --             (1.86)            30.49            65.00
December 31, 1998                                           --             (3.12)            20.28            29.71
December 31, 1997                                           --              (.85)            18.34            14.33
December 31, 1996                                           --              (.82)            16.88            17.20
December 31, 1995                                           --              (.35)            15.18            15.67
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
June 30, 2000+                                             $--            $(2.84)           $23.21            (2.93)*
December 31, 1999                                           --             (2.45)            26.80             1.59
December 31, 1998                                           --             (3.76)            28.77            15.42
December 31, 1997                                           --             (1.79)            28.32            24.15
December 31, 1996                                           --             (1.40)            24.56            21.92
December 31, 1995                                           --              (.81)            21.47            36.71
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund
June 30, 2000+********                                     $--               $--            $10.70             7.00*
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
June 30, 2000+                                             $--               $--            $13.74            30.86*
December 31, 1999                                           --              (.01)            10.50            (3.93)
December 31, 1998*****                                      --(e)           (.01)            10.94             9.51*
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
June 30, 2000+                                             $--            $(1.28)            $9.69            (1.21)*
December 31, 1999                                           --             (1.26)            11.09             5.92
December 31, 1998                                           --             (1.25)            11.70            (5.86)
December 31, 1997                                           --             (1.05)            13.62            14.34
December 31, 1996                                           --              (.91)            12.96            12.81
December 31, 1995                                           --             (1.05)            12.37            18.32
--------------------------------------------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST

Financial Highlights (continued)
CLASS IA (continued)
--------------------------------------------------------------------------------------------------------------------

                                                                                      Ratio of Net
                                                                        Ratio of        Investment
                                                   Net Assets,          Expenses     Income (Loss)
                                                 End of Period    to Average Net        to Average        Portfolio
Period ended                                    (in thousands)      Assets(%)(d)     Net Assets(%)      Turnover(%)
--------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Fund
June 30, 2000+********                                  $5,773               .37(b)*          2.21(b)*       223.37*
--------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
June 30, 2000+                                        $174,379               .53*             (.09)*          77.35*
December 31, 1999                                      250,986              1.13              (.09)          145.51
December 31, 1998                                       90,667              1.12              1.01           136.49
December 31, 1997                                      112,902              1.07               .70           102.92
December 31, 1996                                      130,548              1.23               .84            66.10
December 31, 1995**                                     25,045               .81(b)*           .72(b)*        67.72*
--------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
June 30, 2000+                                        $580.247               .41*             4.29*           74.51*
December 31, 1999                                      623,737               .78              7.86           117.02
December 31, 1998                                      669,053               .78              7.94           186.80
December 31, 1997                                      608,148               .80              7.43           282.56
December 31, 1996                                      494,811               .83              7.45           235.53
December 31, 1995                                      303,721               .85              7.85           297.17
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
June 30, 2000+                                        $276,915               .38*             1.74*           74.99*
December 31, 1999                                      276,553               .83              3.04           173.41
December 31, 1998*****                                 113,202               .57(b)*          1.84(b)*        99.85*
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
June 30, 2000+                                        $922,149               .39*             1.38*           94.71*
December 31, 1999                                    1,001,087               .77              2.22           149.82
December 31, 1998                                    1,020,354               .78              2.54           133.80
December 31, 1997                                      956,532               .77              3.01           181.05
December 31, 1996                                      747,734               .83              3.08           165.03
December 31, 1995                                      535,666               .84              3.31           150.88
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund
June 30, 2000+                                      $2,735,065               .37*             (.17)*          72.68*
December 31, 1999                                    3,090,073               .73              (.09)          154.88
December 31, 1998                                    1,987,094               .72               .26           164.56
December 31, 1997                                    1,611,503               .75               .77           158.37
December 31, 1996                                    1,344,887               .76              1.25            79.18
December 31, 1995                                      831,593               .75              1.49            82.53
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
June 30, 2000+                                      $8,337,349               .25*              .85*           30.63*
December 31, 1999                                    9,567,077               .50              1.66            53.68
December 31, 1998                                    9,948,386               .50              1.59            63.62
December 31, 1997                                    8,337,334               .51              2.08            64.96
December 31, 1996                                    5,679,100               .54              2.90            39.57
December 31, 1995                                    3,312,306               .57              3.34            50.87
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund
June 30, 2000+********                                 $64,072               .32*             (.03)*          13.53*
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
June 30, 2000+                                        $366,550               .40*              .06*           33.48*
December 31, 1999                                      218,848               .83               .14            82.45
December 31, 1998*****                                 134,436               .61(b)*           .14(b)*        39.68*
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
June 30, 2000+                                        $860,518               .36*             5.37*           43.25*
December 31, 1999                                      964,590               .72             10.18            52.96
December 31, 1998                                    1,032,892               .71             10.31            52.00
December 31, 1997                                    1,025,298               .72              9.26            84.61
December 31, 1996                                      769,918               .76              9.57            62.72
December 31, 1995                                      498,467               .79              9.42            69.78
--------------------------------------------------------------------------------------------------------------------

See page 168 for Notes to Financial Highlights.





PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IA
--------------------------------------------------------------------------------------------------------------------
                                                                             Investment Operations
                                                                                               Net
                                                           Net                        Realized and
                                                         Asset                          Unrealized
                                                        Value,               Net       Gain (Loss)       Total from
                                                     Beginning        Investment                on       Investment
Period ended                                         of Period     Income (Loss)       Investments       Operations
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund
June 30, 2000+                                          $12.52              $.42(a)          $(.17)            $.25
December 31, 1999                                        13.73               .78(a)          (1.05)            (.27)
December 31, 1998                                        13.42               .82(a)            .24             1.06
December 31, 1997                                        13.21               .88               .18             1.06
December 31, 1996                                        13.74               .81              (.52)             .29
December 31, 1995                                        12.22               .81              1.56             2.37
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund
June 30, 2000+                                          $21.66              $.31(a)          $(.08)            $.23
December 31, 1999                                        13.52               .08(a)           8.06             8.14
December 31, 1998                                        11.43               .11(a)           2.03             2.14
December 31, 1997***                                     10.00               .05(b)           1.56             1.61
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
June 30, 2000+                                          $15.25              $.10(a)           $.69             $.79
December 31, 1999                                        12.24               .21(a)           2.80             3.01
December 31, 1998                                        11.53               .23(a)           1.06             1.29
December 31, 1997***                                     10.00               .07              1.87             1.94
--------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
June 30, 2000+                                          $23.31             $(.06)(a)        $(3.34)          $(3.40)
December 31, 1999                                        11.49              (.05)(a)         11.88            11.83
December 31, 1998                                         9.96              (.04)(a)(b)       1.59             1.55
December 31, 1997***                                     10.00               .01(b)           (.02)            (.01)
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
June 30, 2000+                                          $15.16               $--(a)(e)       $(.42)           $(.42)
December 31, 1999                                        11.65               .01(a)           3.50             3.51
December 31, 1998*****                                   10.00               .02(a)(b)        1.65             1.67
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
June 30, 2000+                                           $1.00            $.0280(a)            $--           $.0280(a)
December 31, 1999                                         1.00             .0476                --            .0476
December 31, 1998                                         1.00             .0510                --            .0510
December 31, 1997                                         1.00             .0509                --            .0509
December 31, 1996                                         1.00             .0497                --            .0497
December 31, 1995                                         1.00             .0533                --            .0533
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
June 30, 2000+                                          $43.54             $(.07)(a)         $3.08            $3.01
December 31, 1999                                        26.06              (.08)(a)         17.93            17.85
December 31, 1998                                        21.23              (.04)             5.19             5.15
December 31, 1997                                        17.22                --(e)           4.01             4.01
December 31, 1996                                        15.63              (.01)             1.60             1.59
December 31, 1995                                        10.82                --              4.84             4.84
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
June 30, 2000+                                          $11.86              $.09(a)           $.23             $.32
December 31, 1999                                        12.03               .18(a)           (.14)             .04
December 31, 1998                                        11.76               .16(a)            .57              .73
December 31, 1997***                                     10.00               .18(a)           1.58             1.76
--------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
June 30, 2000+                                          $22.79             $(.04)(a)        $(2.63)          $(2.67)
December 31, 1999                                        10.09              (.08)(a)(b)      12.84            12.76
December 31, 1998*****                                   10.00              (.01)(a)(b)        .10              .09
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund
June 30, 2000+                                          $14.69              $.03(a)           $.64             $.67
December 31, 1999                                        11.93               .05(a)(b)        3.20             3.25
December 31, 1998******                                  10.00               .02(a)(b)        1.93             1.95
--------------------------------------------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST

Financial Highlights (continued)
CLASS IA (continued)
--------------------------------------------------------------------------------------------------------------------
                                                          Less Distributions:
                                                                                              From        In Excess
                                                          From         In Excess               Net           of Net
                                                           Net            of Net          Realized         Realized
                                                    Investment        Investment           Gain on          Gain on
Period ended                                            Income            Income       Investments      Investments
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund
June 30, 2000+                                           $(.86)              $--               $--              $--
December 31, 1999                                         (.73)               --              (.21)              --
December 31, 1998                                         (.73)             (.02)               --               --
December 31, 1997                                         (.85)               --                --               --
December 31, 1996                                         (.82)               --                --               --
December 31, 1995                                         (.85)               --                --               --
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund
June 30, 2000+                                           $(.41)              $--            $(1.79)             $--
December 31, 1999                                           --                --                --               --
December 31, 1998                                         (.04)               --                --               --
December 31, 1997***                                      (.05)             (.02)             (.04)           (.06)
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
June 30, 2000+                                           $(.68)              $--            $(1.50)             $--
December 31, 1999                                           --                --                --               --
December 31, 1998                                         (.11)               --              (.22)            (.19)
December 31, 1997***                                      (.08)             (.05)             (.28)              --
--------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
June 30, 2000+                                           $(.01)              $--            $(1.03)             $--
December 31, 1999                                         (.01)               --                --               --
December 31, 1998                                         (.02)               --                --               --
December 31, 1997***                                      (.01)             (.02)               --               --
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
June 30, 2000+                                             $--               $--               $--              $--
December 31, 1999                                           --                --                --               --
December 31, 1998*****                                    (.01)               --                --               --
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
June 30, 2000+                                         $(.0280)              $--               $--              $--
December 31, 1999                                       (.0476)               --                --               --
December 31, 1998                                       (.0510)               --                --               --
December 31, 1997                                       (.0509)               --                --               --
December 31, 1996                                       (.0497)               --                --               --
December 31, 1995                                       (.0533)               --                --               --
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
June 30, 2000+                                             $--               $--            $(3.49)             $--
December 31, 1999                                           --                --              (.37)              --
December 31, 1998                                           --                --              (.32)              --
December 31, 1997                                           --                --                --               --
December 31, 1996                                           --                --                --               --
December 31, 1995                                           --                --              (.02)              --
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
June 30, 2000+                                           $(.18)              $--             $(.64)             $--
December 31, 1999                                           --(e)             --              (.21)              --
December 31, 1998                                         (.23)               --              (.23)              --
December 31, 1997***                                        --                --                --               --
--------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
June 30, 2000+                                             $--               $--             $(.23)             $--
December 31, 1999                                           --                --              (.06)              --
December 31, 1998*****                                      --                --                --               --
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund
June 30, 2000+                                             $--               $--             $(.10)             $--
December 31, 1999                                         (.03)               --              (.46)              --
December 31, 1998******                                   (.01)               --              (.01)              --
--------------------------------------------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST

Financial Highlights (continued)
CLASS IA (continued)
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Total
                                                                                                         Investment
                                                          From                                            Return at
                                                        Return             Total  Net Asset Value,        Net Asset
Period ended                                        of Capital     Distributions     End of Period      Value(%)(c)
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund
June 30, 2000+                                             $--             $(.86)           $11.91             2.01*
December 31, 1999                                           --              (.94)            12.52            (2.07)
December 31, 1998                                           --              (.75)            13.73             8.25
December 31, 1997                                           --              (.85)            13.42             8.64
December 31, 1996                                           --              (.82)            13.21             2.42
December 31, 1995                                           --              (.85)            13.74            20.44
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund
June 30, 2000+                                             $--            $(2.20)           $19.69              .58*
December 31, 1999                                           --                --             21.66            60.21
December 31, 1998                                         (.01)             (.05)            13.52            18.69
December 31, 1997***                                      (.01)             (.18)            11.43            16.13
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
June 30, 2000+                                             $--            $(2.18)           $13.86             5.78*
December 31, 1999                                           --                --             15.25            24.59
December 31, 1998                                         (.06)             (.58)            12.24            11.28
December 31, 1997***                                        --              (.41)            11.53            19.43
--------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
June 30, 2000+                                             $--            $(1.04)           $18.87           (15.44)*
December 31, 1999                                           --              (.01)            23.31           102.96
December 31, 1998                                           --              (.02)            11.49            15.58
December 31, 1997***                                        --              (.03)             9.96             (.10)
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
June 30, 2000+                                             $--               $--            $14.74            (2.77)*
December 31, 1999                                           --                --             15.16            30.13
December 31, 1998*****                                    (.01)             (.02)            11.65            16.66*
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
June 30, 2000+                                             $--           $(.0280)            $1.00            2.79*
December 31, 1999                                           --            (.0476)             1.00             4.86
December 31, 1998                                           --            (.0510)             1.00             5.19
December 31, 1997                                           --            (.0509)             1.00             5.22
December 31, 1996                                           --            (.0497)             1.00             5.08
December 31, 1995                                           --            (.0533)             1.00             5.46
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
June 30, 2000+                                             $--            $(3.49)           $43.06             6.47*
December 31, 1999                                           --              (.37)            43.54            69.35
December 31, 1998                                           --              (.32)            26.06            24.38
December 31, 1997                                           --                --             21.23            23.29
December 31, 1996                                           --                --             17.22            10.17
December 31, 1995                                         (.01)             (.03)            15.63            44.87
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
June 30, 2000+                                             $--             $(.82)           $11.36             3.00*
December 31, 1999                                           --              (.21)            11.86              .27
December 31, 1998                                           --              (.46)            12.03             6.26
December 31, 1997***                                        --                --             11.76            17.60
--------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
June 30, 2000+                                             $--             $(.23)           $19.89           (11.93)*
December 31, 1999                                           --              (.06)            22.79           126.52
December 31, 1998*****                                      --(e)             --             10.09              .94*
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund
June 30, 2000+                                             $--             $(.10)           $15.26             4.60*
December 31, 1999                                           --              (.49)            14.69            27.58
December 31, 1998******                                     --              (.02)            11.93            19.51*
--------------------------------------------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST

Financial Highlights (continued)
CLASS IA (continued)
--------------------------------------------------------------------------------------------------------------------
                                                                                      Ratio of Net
                                                                        Ratio of        Investment
                                                   Net Assets,          Expenses     Income (Loss)
                                                 End of Period    to Average Net        to Average        Portfolio
Period ended                                    (in thousands)      Assets(%)(d)     Net Assets(%)      Turnover(%)
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund
June 30, 2000+                                        $823,536               .34*             3.47*          105.31*
December 31, 1999                                      935,800               .67              6.07           220.90
December 31, 1998                                    1,000,161               .67              6.13           233.04
December 31, 1997                                      789,540               .69              6.58           194.29
December 31, 1996                                      778,924               .69              6.48           142.49
December 31, 1995                                      747,024               .70              6.22           149.18
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund
June 30, 2000+                                        $732,801               .47*             1.53*           47.02*
December 31, 1999                                      627,368              1.02               .51           107.38
December 31, 1998                                      317,602              1.07               .84            98.31
December 31, 1997***                                   150,884              1.20(b)            .79(b)         75.18
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
June 30, 2000+                                        $424,024               .48*              .71*           41.59*
December 31, 1999                                      387,504               .98              1.50            92.27
December 31, 1998                                      305,047               .99              1.86            62.61
December 31, 1997***                                   206,598              1.12              1.11            53.20
--------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
June 30, 2000+                                        $375,618               .63*             (.28)*          72.44*
December 31, 1999                                      330,982              1.41              (.36)          196.53
December 31, 1998                                      135,451              1.60(b)           (.36)(b)       157.72
December 31, 1997***                                   107,000              1.60(b)            .09(b)        131.89
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
June 30, 2000+                                      $1,022,977               .32*              .02*           29.12*
December 31, 1999                                      867,151               .71               .05            65.59
December 31, 1998*****                                 243,296               .57(b)*           .19(b)*        42.97*
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
June 30, 2000+                                        $652,614               .25*             2.80*              --
December 31, 1999                                      823,013               .49              4.77               --
December 31, 1998                                      595,158               .53              5.04               --
December 31, 1997                                      405,577               .54              5.10               --
December 31, 1996                                      437,132               .53              4.93               --
December 31, 1995                                      263,213               .57              5.43               --
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
June 30, 2000+                                      $7,179,732               .28*             (.16)*          23.91*
December 31, 1999                                    6,432,227               .59              (.28)           71.14
December 31, 1998                                    3,586,225               .61              (.16)           59.75
December 31, 1997                                    2,590,244               .63              (.01)           71.78
December 31, 1996                                    1,674,197               .72              (.13)           57.94
December 31, 1995                                      515,109               .84              (.03)           30.87
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
June 30, 2000+                                        $240,222               .40*              .80*           46.83*
December 31, 1999                                      249,092               .80              1.40            98.21
December 31, 1998                                      255,754               .81              1.34           130.96
December 31, 1997***                                   195,391               .85              1.59            64.15
--------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
June 30, 2000+                                        $377,791               .41*             (.19)*          39.83*
December 31, 1999                                      207,003               .90(b)           (.55)(b)       127.98
December 31, 1998*****                                  28,059               .60(b)*          (.16)(b)*       59.93*
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund
June 30, 2000+                                        $191,721               .39*              .18*           74.79*
December 31, 1999                                      134,115               .85(b)            .34(b)        169.16
December 31, 1998******                                 22,626               .22(b)*           .19(b)*        19.76*
--------------------------------------------------------------------------------------------------------------------

See page 168 for Notes to Financial Highlights.





PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IA
--------------------------------------------------------------------------------------------------------------------
                                                                             Investment Operations
                                                                                               Net
                                                           Net                        Realized and
                                                         Asset                          Unrealized
                                                        Value,               Net       Gain (Loss)       Total from
                                                     Beginning        Investment                on       Investment
Period ended                                         of Period     Income (Loss)       Investments       Operations
--------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund
June 30, 2000+                                          $10.31              $.02(a)           $.70             $.72
December 31, 1999*******                                 10.00              (.02)(a)           .37              .35
--------------------------------------------------------------------------------------------------------------------
Putnam VT Technology Fund
June 30, 2000+*********                                 $10.00             $(.01)(a)          $.76             $.75
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and
Income Fund
June 30, 2000+                                          $16.97              $.26(a)           $.13             $.39
December 31, 1999                                        18.19               .52(a)           (.72)            (.20)
December 31, 1998                                        17.14               .54(a)           1.90             2.44
December 31, 1997                                        14.80               .53              3.11             3.64
December 31, 1996                                        13.28               .54              1.49             2.03
December 31, 1995                                        10.68               .53              2.65             3.18
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
June 30, 2000+                                          $20.68             $(.03)(a)         $3.39            $3.36
December 31, 1999                                        14.72              (.05)(a)          7.64             7.59
December 31, 1998                                        12.32              (.02)(a)          2.42             2.40
December 31, 1997***                                     10.00                --(e)           2.32             2.32
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
June 30, 2000+                                          $66.25             $(.05)(a)         $1.52            $1.47
December 31, 1999                                        45.85               .03(a)          24.59            24.62
December 31, 1998                                        39.08               .05(a)           9.26             9.31
December 31, 1997                                        32.53               .10              8.01             8.11
December 31, 1996                                        30.50               .09              3.75             3.84
December 31, 1995                                        22.20               .10              8.76             8.86
--------------------------------------------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST

Financial Highlights (continued)
CLASS IA (continued)
--------------------------------------------------------------------------------------------------------------------
                                                          Less Distributions:
                                                                                              From        In Excess
                                                          From         In Excess               Net           of Net
                                                           Net            of Net          Realized         Realized
                                                    Investment        Investment           Gain on          Gain on
Period ended                                            Income            Income       Investments      Investments
--------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund
June 30, 2000+                                             $--               $--               $--              $--
December 31, 1999*******                                    --                --                --             (.03)
--------------------------------------------------------------------------------------------------------------------
Putnam VT Technology Fund
June 30, 2000+*********                                    $--               $--               $--              $--
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and
Income Fund
June 30, 2000+                                           $(.57)              $--            $(1.01)             $--
December 31, 1999                                         (.50)               --              (.52)              --
December 31, 1998                                         (.51)               --              (.88)              --
December 31, 1997                                         (.55)               --              (.75)              --
December 31, 1996                                         (.51)               --                --               --
December 31, 1995                                         (.58)               --                --               --
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
June 30, 2000+                                             $--               $--             $(.25)             $--
December 31, 1999                                           --                --             (1.63)              --
December 31, 1998                                           --                --                --               --
December 31, 1997***                                        --(e)             --                --               --
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
June 30, 2000+                                           $(.02)              $--            $(8.49)             $--
December 31, 1999                                         (.05)               --             (4.17)              --
December 31, 1998                                         (.10)               --             (2.44)              --
December 31, 1997                                         (.07)               --             (1.49)              --
December 31, 1996                                         (.13)               --             (1.68)              --
December 31, 1995                                         (.07)               --              (.49)              --
--------------------------------------------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST

Financial Highlights (continued)
CLASS IA (continued)
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Total
                                                                                                         Investment
                                                          From                                            Return at
                                                        Return             Total  Net Asset Value,        Net Asset
Period ended                                        of Capital     Distributions     End of Period      Value(%)(c)
--------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund
June 30, 2000+                                             $--               $--            $11.03             6.98*
December 31, 1999*******                                  (.01)             (.04)            10.31             3.47*
--------------------------------------------------------------------------------------------------------------------
Putnam VT Technology Fund
June 30, 2000+*********                                    $--               $--            $10.75             7.50*
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and
Income Fund
June 30, 2000+                                             $--            $(1.58)           $15.78             2.37*
December 31, 1999                                           --             (1.02)            16.97             (.66)
December 31, 1998                                           --             (1.39)            18.19            14.92
December 31, 1997                                           --             (1.30)            17.14            27.10
December 31, 1996                                           --              (.51)            14.80            15.80
December 31, 1995                                           --              (.58)            13.28            31.08
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
June 30, 2000+                                             $--             $(.25)           $23.79            16.25*
December 31, 1999                                           --             (1.63)            20.68            52.90
December 31, 1998                                           --                --             14.72            19.48
December 31, 1997***                                        --(e)             --             12.32            23.21
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
June 30, 2000+                                             $--            $(8.51)           $59.21            1.37*
December 31, 1999                                           --             (4.22)            66.25            58.22
December 31, 1998                                           --             (2.54)            45.85            24.36
December 31, 1997                                           --             (1.56)            39.08            26.51
December 31, 1996                                           --             (1.81)            32.53            12.97
December 31, 1995                                           --              (.56)            30.50            40.67
--------------------------------------------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST

Financial Highlights (continued)
CLASS IA (continued)
--------------------------------------------------------------------------------------------------------------------
                                                                                      Ratio of Net
                                                                        Ratio of        Investment
                                                   Net Assets,          Expenses     Income (Loss)
                                                 End of Period    to Average Net        to Average        Portfolio
Period ended                                    (in thousands)      Assets(%)(d)     Net Assets(%)      Turnover(%)
--------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund
June 30, 2000+                                         $28,617               .59*              .20*           17.56*
December 31, 1999*******                                12,298              1.29*             (.24)*          48.24*
--------------------------------------------------------------------------------------------------------------------
Putnam VT Technology Fund
June 30, 2000+*********                                 $1,074               .15*             (.15)*          13.83*
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and
Income Fund
June 30, 2000+                                        $868,997               .36*             1.58*           16.71*
December 31, 1999                                      945,581               .71              3.02            26.16
December 31, 1998                                    1,015,327               .72              3.19            24.77
December 31, 1997                                      822,257               .74              3.63            42.46
December 31, 1996                                      657,429               .73              4.22            61.94
December 31, 1995                                      530,461               .68              4.72            60.33
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
June 30, 2000+                                        $781,914               .34*             (.12)*          53.99*
December 31, 1999                                      542,491               .75              (.29)          133.32
December 31, 1998                                      311,612               .77              (.12)          116.48
December 31, 1997***                                   170,660               .87                --            75.43
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
June 30, 2000+                                      $9,259,475               .28*             (.07)*          37.53*
December 31, 1999                                    9,130,197               .57               .05            85.13
December 31, 1998                                    5,803,073               .58               .14            62.99
December 31, 1997                                    4,538,535               .59               .30            82.00
December 31, 1996                                    3,281,490               .63               .36            63.87
December 31, 1995                                    2,000,232               .68               .49            57.51
--------------------------------------------------------------------------------------------------------------------

See page 168 for Notes to Financial Highlights.




PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IB
--------------------------------------------------------------------------------------------------------------------
                                                                    Investment Operations
                                                                                               Net
                                                           Net                        Realized and
                                                         Asset                          Unrealized
                                                        Value,               Net       Gain (Loss)       Total from
                                                     Beginning        Investment                on       Investment
Period ended                                         of Period     Income (Loss)       Investments       Operations
--------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Fund
June 30, 2000+********                                  $10.00              $.24(a)(b)        $.22             $.46
--------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
June 30, 2000+                                          $17.25             $(.02)(a)        $(3.77)          $(3.79)
December 31, 1999                                         8.33              (.08)(a)          9.00             8.92
December 31, 1998*****                                    8.57              (.01)(a)          (.23)            (.24)
--------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
June 30, 2000+                                           $9.90              $.40(a)          $(.27)            $.13
December 31, 1999                                        10.47               .78(a)           (.62)             .16
December 31, 1998****                                    10.95               .62(a)          (1.10)            (.48)
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
June 30, 2000+                                           $9.98              $.16(a)          $(.24)           $(.08)
December 31, 1999                                        10.28               .30(a)           (.34)            (.04)
December 31, 1998*****                                   10.00               .17(a)(b)         .20              .37
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
June 30, 2000+                                          $19.60              $.24(a)          $(.33)           $(.09)
December 31, 1999                                        18.95               .39(a)           1.69             2.08
December 31, 1998*****                                   18.16               .33(a)            .46              .79
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund
June 30, 2000+                                          $30.41             $(.06)(a)        $(2.49)          $(2.55)
December 31, 1999                                        20.28              (.10)(a)         12.08            11.98
December 31, 1998*****                                   18.03              (.05)(a)          2.30             2.25
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
June 30, 2000+                                          $26.75              $.19(a)          $(.96)           $(.77)
December 31, 1999                                        28.75               .41(a)            .04              .45
December 31, 1998****                                    28.02               .26(a)            .47              .73
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund
June 30, 2000+********                                  $10.00             $(.02)(a)          $.71             $.69
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
June 30, 2000+                                          $10.50               $--(a)(e)       $3.22            $3.22
December 31, 1999                                        10.93                --(a)(e)        (.43)            (.43)
December 31, 1998*****                                   10.00              (.01)(a)(b)        .95              .94
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
June 30, 2000+                                          $11.08              $.54(a)          $(.66)           $(.12)
December 31, 1999                                        11.70              1.11(a)           (.47)             .64
December 31, 1998*****                                   12.99               .79(a)          (2.08)           (1.29)
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund
June 30, 2000+                                          $12.51              $.40(a)          $(.16)            $.24
December 31, 1999                                        13.73               .76(a)          (1.04)            (.28)
December 31, 1998*****                                   12.88               .50(a)            .35              .85
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund
June 30, 2000+                                          $21.63              $.35(a)          $(.13)            $.22
December 31, 1999                                        13.51               .05(a)           8.07             8.12
December 31, 1998*****                                   13.44              (.04)(a)           .15              .11
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
June 30, 2000+                                          $15.22              $.10(a)           $.68             $.78
December 31, 1999                                        12.24               .15(a)           2.83             2.98
December 31, 1998****                                    13.36              (.01)(a)          (.57)            (.58)
--------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
June 30, 2000+                                          $23.28             $(.07)(a)        $(3.34)         $(3.41)
December 31, 1999                                        11.48              (.16)(a)         11.96            11.80
December 31, 1998*****                                   11.39              (.05)(a)(b)        .14              .09
--------------------------------------------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST

Financial Highlights (continued)
CLASS IB (continued)
--------------------------------------------------------------------------------------------------------------------
                                                          Less Distributions:
                                                                            From         In Excess
                                                          From               Net            of Net             From
                                                           Net          Realized          Realized           Return
                                                    Investment           Gain on           Gain on               of
Period ended                                            Income       Investments       Investments          Capital
--------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Fund
June 30, 2000+********                                     $--               $--               $--              $--
--------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
June 30, 2000+                                           $(.55)              $--               $--              $--
December 31, 1999                                           --                --                --               --
December 31, 1998*****                                      --                --                --               --
--------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
June 30, 2000+                                           $(.79)              $--               $--              $--
December 31, 1999                                         (.73)               --                --               --
December 31, 1998****                                       --                --                --               --
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
June 30, 2000+                                             $--               $--               $--              $--
December 31, 1999                                         (.23)             (.02)               --             (.01)
December 31, 1998*****                                    (.09)               --                --               --
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
June 30, 2000+                                           $(.33)           $(1.76)              $--              $--
December 31, 1999                                         (.37)            (1.06)               --               --
December 31, 1998*****                                      --                --                --               --
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund
June 30, 2000+                                           $(.18)           $(4.76)              $--              $--
December 31, 1999                                         (.08)            (1.77)               --               --
December 31, 1998*****                                      --                --                --               --
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
June 30, 2000+                                           $(.49)           $(2.34)              $--              $--
December 31, 1999                                         (.41)            (2.04)               --               --
December 31, 1998****                                       --                --                --               --
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund
June 30, 2000+********                                     $--               $--               $--              $--
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
June 30, 2000+                                             $--               $--               $--              $--
December 31, 1999                                           --(e)             --                --               --
December 31, 1998*****                                    (.01)               --                --               --(e)
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
June 30, 2000+                                          $(1.27)              $--               $--              $--
December 31, 1999                                        (1.26)               --                --               --
December 31, 1998*****                                      --                --                --               --
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund
June 30, 2000+                                           $(.85)              $--               $--              $--
December 31, 1999                                         (.73)            $(.21)               --               --
December 31, 1998*****                                      --                --                --               --
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund
June 30, 2000+                                           $(.41)           $(1.79)              $--              $--
December 31, 1999                                           --                --                --               --
December 31, 1998*****                                    (.03)               --                --             (.01)
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
June 30, 2000+                                           $(.68)           $(1.50)              $--              $--
December 31, 1999                                           --                --                --               --
December 31, 1998****                                     (.11)             (.19)             (.18)            (.06)
--------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
June 30, 2000+                                           $(.01)           $(1.03)              $--              $--
December 31, 1999                                           --(e)             --                --               --
December 31, 1998*****                                      --                --                --               --
--------------------------------------------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST

Financial Highlights (continued)
CLASS IB (continued)
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Total
                                                                                                         Investment
                                                                                                          Return at
                                                                           Total  Net Asset Value,        Net Asset
Period ended                                                       Distributions     End of Period      Value(%)(c)
--------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Fund
June 30, 2000+********                                                       $--            $10.46             4.60*
--------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
June 30, 2000+                                                             $(.55)           $12.91           (22.48)*
December 31, 1999                                                             --             17.25           107.08
December 31, 1998*****                                                        --              8.33            (2.80)*
--------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
June 30, 2000+                                                             $(.79)            $9.24             1.36*
December 31, 1999                                                           (.73)             9.90             1.65
December 31, 1998****                                                         --             10.47            (4.38)*
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
June 30, 2000+                                                               $--             $9.90             (.80)*
December 31, 1999                                                           (.26)             9.98             (.41)
December 31, 1998*****                                                      (.09)            10.28             3.69*
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
June 30, 2000+                                                            $(2.09)           $17.42             (.59)*
December 31, 1999                                                          (1.43)            19.60            11.76
December 31, 1998*****                                                        --             18.95             4.35*
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund
June 30, 2000+                                                            $(4.94)           $22.92           (10.65)*
December 31, 1999                                                          (1.85)            30.41            64.56
December 31, 1998*****                                                        --             20.28            12.48*
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
June 30, 2000+                                                            $(2.83)           $23.15            (3.01)*
December 31, 1999                                                          (2.45)            26.75             1.47
December 31, 1998****                                                         --             28.75             2.61*
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund
June 30, 2000+********                                                       $--            $10.69             6.90*
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
June 30, 2000+                                                               $--            $13.72            30.67*
December 31, 1999                                                             --(e)          10.50            (3.90)
December 31, 1998*****                                                      (.01)            10.93             9.40*
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
June 30, 2000+                                                            $(1.27)            $9.69            (1.17)*
December 31, 1999                                                          (1.26)            11.08             5.81
December 31, 1998*****                                                        --             11.70            (9.93)*
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund
June 30, 2000+                                                             $(.85)           $11.90             1.97*
December 31, 1999                                                           (.94)            12.51            (2.16)
December 31, 1998*****                                                        --             13.73             6.60*
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund
June 30, 2000+                                                            $(2.20)           $19.65              .52*
December 31, 1999                                                             --             21.63            60.10
December 31, 1998*****                                                      (.04)            13.51              .81*
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
June 30, 2000+                                                            $(2.18)           $13.82             5.69*
December 31, 1999                                                             --             15.22            24.35
December 31, 1998****                                                       (.54)            12.24            (4.24)*
--------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
June 30, 2000+                                                            $(1.04)           $18.83           (15.51)*
December 31, 1999                                                             --(e)          23.28           102.80
December 31, 1998*****                                                        --             11.48              .79*
--------------------------------------------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST

Financial Highlights (continued)
CLASS IB (continued)
--------------------------------------------------------------------------------------------------------------------
                                                                                      Ratio of Net
                                                                        Ratio of        Investment
                                                   Net Assets,          Expenses     Income (Loss)
                                                 End of Period    to Average Net        to Average        Portfolio
Period ended                                    (in thousands)      Assets(%)(d)     Net Assets(%)      Turnover(%)
--------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Fund
June 30, 2000+********                                    $731               .43(b)*          2.14(b)*       223.37*
--------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
June 30, 2000+                                          $9,069               .61*             (.14)*          77.35*
December 31, 1999                                        6,866              1.28              (.64)          145.51
December 31, 1998*****                                     111               .85*             (.10)*         136.49
--------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
June 30, 2000+                                         $47,724               .49*             4.22*           74.51*
December 31, 1999                                       23,182               .93              7.67           117.02
December 31, 1998****                                    1,963               .69*             5.74*          186.80
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
June 30, 2000+                                         $64,796               .46*             1.66*           74.99*
December 31, 1999                                       38,566               .98              3.00           173.41
December 31, 1998*****                                   1,924               .67(b)*          1.74(b)*        99.85*
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
June 30, 2000+                                         $13,837               .46*             1.33*           94.71*
December 31, 1999                                        6,617               .92              2.15           149.82
December 31, 1998*****                                   1,319               .63*             1.82*          133.80
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund
June 30, 2000+                                         $75,899               .45*             (.22)*          77.68*
December 31, 1999                                       28,909               .88              (.43)          154.88
December 31, 1998*****                                     823               .59*             (.34)*         164.56
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
June 30, 2000+                                        $320,651               .32*              .78*           30.63*
December 31, 1999                                      162,112               .65              1.55            53.68
December 31, 1998****                                    7,583               .49*             1.20*           63.62
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund
June 30, 2000+********                                 $16,698               .39*             (.14)*          13.53*
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
June 30, 2000+                                         $58,435               .47*             (.01)*          33.48*
December 31, 1999                                       20,162               .98              (.01)           82.45
December 31, 1998*****                                   2,129               .71(b)*          (.11)(b)*       39.68*
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
June 30, 2000+                                         $30,186               .44*             5.33*           43.25*
December 31, 1999                                       17,646               .87             10.01            52.96
December 31, 1998*****                                   1,840               .58*             7.63*           52.00
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund
June 30, 2000+                                         $33,662               .41*             3.37*          105.31*
December 31, 1999                                       18,116               .82              6.14           220.90
December 31, 1998*****                                   2,288               .56*             4.03*          233.04
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund
June 30, 2000+                                        $112,013               .54*             1.76*           47.02*
December 31, 1999                                       40,448              1.17               .31           107.38
December 31, 1998*****                                   1,234               .83*             (.29)*          98.31
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
June 30, 2000+                                         $25,822               .56*              .72*           41.59*
December 31, 1999                                       10,652              1.13              1.08            92.27
December 31, 1998****                                      926               .84(b)*          (.07)(b)*       62.61
--------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
June 30, 2000+                                        $151,780               .71*              (34)*          72.44*
December 31, 1999                                       33,554              1.56              (.97)          196.53
December 31, 1998*****                                      85              1.18*             (.44)(b)*      157.72
--------------------------------------------------------------------------------------------------------------------

See page 168 for Notes to Financial Highlights.





PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IB
--------------------------------------------------------------------------------------------------------------------
                                                                    Investment Operations
                                                                                               Net
                                                           Net                        Realized and
                                                         Asset                          Unrealized
                                                        Value,               Net       Gain (Loss)       Total from
                                                     Beginning        Investment                on       Investment
Period ended                                         of Period     Income (Loss)       Investments       Operations
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
June 30, 2000+                                          $15.13             $(.01)(a)         $(.42)           $(.43)
December 31, 1999                                        11.64              (.01)(a)          3.50             3.49
December 31, 1998*****                                   10.00               .01(a)(b)        1.64             1.65
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
June 30, 2000+                                           $1.00            $.0270               $--           $.0270
December 31, 1999                                         1.00              0460                --            .0460
December 31, 1998*****                                    1.00             .0338(a)             --            .0338
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
June 30, 2000+                                          $43.44             $(.10)(a)         $3.06            $2.96
December 31, 1999                                        26.04              (.15)(a)         17.92            17.77
December 31, 1998*****                                   23.94              (.05)(a)          2.15             2.10
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
June 30, 2000+                                          $11.85              $.08(a)           $.24             $.32
December 31, 1999                                        12.02               .17(a)           (.13)             .04
December 31, 1998*****                                   11.91               .13(a)            .13              .26
--------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
June 30, 2000+                                          $22.76             $(.06)(a)        $(2.62)          $(2.68)
December 31, 1999                                        10.08              (.10)(a)(b)      12.84            12.74
December 31, 1998*****                                   10.00              (.03)(a)(b)        .11              .08
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund
June 30, 2000+                                          $14.67              $.01(a)           $.65             $.66
December 31, 1999                                        11.90               .02(a)(b)        3.23             3.25
December 31, 1998******                                  10.00               .02(a)(b)        1.90             1.92
--------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund
June 30, 2000+                                          $10.30              $.01(a)           $.70             $.71
December 31, 1999*******                                 10.00              (.03)(a)           .37              .34
--------------------------------------------------------------------------------------------------------------------
Putnam VT Technology Fund
June 30, 2000+*********                                 $10.00             $(.02)(a)          $.77             $.75
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and
Income Fund
June 30, 2000+                                          $16.95              $.24(a)           $.14             $.38
December 31, 1999                                        18.19               .47(a)           (.69)            (.22)
December 31, 1998*****                                   16.19               .29(a)           1.71             2.00
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
June 30, 2000+                                          $20.65             $(.04)(a)         $3.39            $3.35
December 31, 1999                                        14.73              (.07)(a)          7.62             7.55
December 31, 1998*****                                   13.76              (.02)(a)           .99              .97
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
June 30, 2000+                                          $66.11             $(.08)(a)         $1.50            $1.42
December 31, 1999                                        45.81              (.10)(a)         24.62            24.52
December 31, 1998*****                                   41.55              (.01)(a)          4.27             4.26
--------------------------------------------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST

Financial Highlights (continued)
CLASS IB (continued)
--------------------------------------------------------------------------------------------------------------------
                                                           Less Distributions:
                                                                            From         In Excess
                                                          From               Net            of Net             From
                                                           Net          Realized          Realized           Return
                                                    Investment           Gain on           Gain on               of
Period ended                                            Income       Investments       Investments          Capital
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
June 30, 2000+                                             $--               $--               $--              $--
December 31, 1999                                           --                --                --               --
December 31, 1998*****                                    (.01)               --                --               --(e)
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
June 30, 2000+                                         $(.0270)              $--               $--              $--
December 31, 1999                                       (.0460)               --                --               --
December 31, 1998*****                                  (.0338)               --                --               --
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
June 30, 2000+                                             $--            $(3.49)              $--              $--
December 31, 1999                                           --              (.37)               --               --
December 31, 1998*****                                      --                --                --               --
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
June 30, 2000+                                           $(.18)            $(.64)              $--              $--
December 31, 1999                                           --              (.21)               --               --
December 31, 1998*****                                    (.13)             (.02)               --               --
--------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
June 30, 2000+                                             $--             $(.23)              $--              $--
December 31, 1999                                           --              (.06)               --               --
December 31, 1998*****                                      --                --                --               --(e)
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund
June 30, 2000+                                             $--             $(.10)              $--              $--
December 31, 1999                                         (.02)             (.46)               --               --
December 31, 1998******                                   (.01)             (.01)               --               --
--------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund
June 30, 2000+                                             $--               $--               $--              $--
December 31, 1999*******                                    --                --              (.03)            (.01)
--------------------------------------------------------------------------------------------------------------------
Putnam VT Technology Fund
June 30, 2000+*********                                    $--               $--               $--              $--
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and
Income Fund
June 30, 2000+                                           $(.56)           $(1.01)              $--              $--
December 31, 1999                                         (.50)             (.52)               --               --
December 31, 1998*****                                      --                --                --               --
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
June 30, 2000+                                             $--             $(.25)              $--              $--
December 31, 1999                                           --             (1.63)               --               --
December 31, 1998*****                                      --                --                --               --
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
June 30, 2000+                                             $--(e)         $(8.49)              $--              $--
December 31, 1999                                         (.05)            (4.17)               --               --
December 31, 1998*****                                      --                --                --               --
--------------------------------------------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST

Financial Highlights (continued)
CLASS IB (continued)
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Total
                                                                                                         Investment
                                                                                                          Return at
                                                                           Total  Net Asset Value,        Net Asset
Period ended                                                       Distributions     End of Period      Value(%)(c)
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
June 30, 2000+                                                               $--            $14.70            (2.84)*
December 31, 1999                                                             --             15.13            29.98
December 31, 1998*****                                                      (.01)            11.64            16.54*
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
June 30, 2000+                                                           $(.0270)            $1.00             2.69*
December 31, 1999                                                         (.0460)             1.00             4.66
December 31, 1998*****                                                    (.0338)             1.00             3.42*
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
June 30, 2000+                                                            $(3.49)           $42.91             6.37*
December 31, 1999                                                           (.37)            43.44            69.10
December 31, 1998*****                                                        --             26.04             8.77*
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
June 30, 2000+                                                             $(.82)           $11.35            2.96*
December 31, 1999                                                           (.21)            11.85              .26
December 31, 1998*****                                                      (.15)            12.02            2.28*
--------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
June 30, 2000+                                                             $(.23)           $19.85           (11.99)*
December 31, 1999                                                           (.06)            22.76           126.45
December 31, 1998*****                                                        --             10.08              .82*
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund
June 30, 2000+                                                             $(.10)           $15.23             4.54*
December 31, 1999                                                           (.48)            14.67            27.69
December 31, 1998******                                                     (.02)            11.90            19.19*
--------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund
June 30, 2000+                                                               $--            $11.01             6.89*
December 31, 1999*******                                                    (.04)            10.30             3.37*
--------------------------------------------------------------------------------------------------------------------
Putnam VT Technology Fund
June 30, 2000+*********                                                      $--            $10.75             7.50*
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and
Income Fund
June 30, 2000+                                                            $(1.57)           $15.76             2.32*
December 31, 1999                                                          (1.02)            16.95            (0.79)
December 31, 1998*****                                                        --             18.19            12.35*
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
June 30, 2000+                                                             $(.25)           $23.75            16.22*
December 31, 1999                                                          (1.63)            20.65            52.59
December 31, 1998*****                                                        --             14.73             7.05*
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
June 30, 2000+                                                            $(8.49)           $59.04             1.31*
December 31, 1999                                                          (4.22)            66.11            58.01
December 31, 1998*****                                                        --             45.81            10.25*
--------------------------------------------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST

Financial Highlights (continued)
CLASS IB (continued)
--------------------------------------------------------------------------------------------------------------------
                                                                                      Ratio of Net
                                                                        Ratio of        Investment
                                                   Net Assets,          Expenses     Income (Loss)
                                                 End of Period    to Average Net        to Average        Portfolio
Period ended                                    (in thousands)      Assets(%)(d)     Net Assets(%)      Turnover(%)
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
June 30, 2000+                                        $219,101               .40*             (.06)*          29.17*
December 31, 1999                                      101,795               .86              (.11)           65.59
December 31, 1998*****                                   2,619               .67(b)*           .03(b)*        42.97*
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
June 30, 2000+                                         $64,824               .32*             2.73*              --
December 31, 1999                                       41,516               .64              4.61               --
December 31, 1998*****                                  13,188               .46*             3.18*              --
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
June 30, 2000+                                        $196,988               .36*             (.24)*          23.91*
December 31, 1999                                       62,977               .74              (.47)           71.14
December 31, 1998*****                                   1,359               .51*             (.25)*          59.75
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
June 30, 2000+                                         $17,380               .47*              .75*           46.83*
December 31, 1999                                        9,541               .95              1.43            98.21
December 31, 1998*****                                     414               .65*             1.26*          130.96
--------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
June 30, 2000+                                         $82,548               .49*             (.27)*          39.83*
December 31, 1999                                       24,432              1.05(b)           (.68)(b)       127.98
December 31, 1998*****                                     541               .71(b)*          (.42)(b)*       59.93*
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund
June 30, 2000+                                         $58,772               .47*              .10*           74.79*
December 31, 1999                                       26,210              1.00(b)            .13(b)        169.16
December 31, 1998******                                    255               .25(b)*           .15(b)*        19.76*
--------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund
June 30, 2000+                                         $17,454               .66*              .13*           17.56*
December 31, 1999*******                                 6,384              1.39*             (.31)*          48.24*
--------------------------------------------------------------------------------------------------------------------
Putnam VT Technology Fund
June 30, 2000+*********                                     $1               .16*             (.16)*          13.93*
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and
Income Fund
June 30, 2000+                                         $22,857               .43*             1.51*           16.71*
December 31, 1999                                       11,337               .86              2.77            26.16
December 31, 1998*****                                   1,799               .59*             1.98*           24.77
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
June 30, 2000+                                        $172,960               .41*             (.18)*          53.99*
December 31, 1999                                       37,506               .90              (.42)          133.32
December 31, 1998*****                                     851               .62*             (.18)*         116.48
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
June 30, 2000+                                        $362,602               .35*             (.13)*          37.53*
December 31, 1999                                      155,889               .72              (.21)           85.13
December 31, 1998*****                                   4,332               .49*             (.04)*          62.99
--------------------------------------------------------------------------------------------------------------------

See page 168 for Notes to Financial Highlights.




PUTNAM VARIABLE TRUST

Notes to Financial Highlights

+         Unaudited.
*         Not annualized.
** For the period May 1, 1995 (commencement of operations) to December 31, 1995.
*** For the period January 2, 1997 (commencement of operations) to December 31, 1997.
**** For the period April 6, 1998 (commencement of operations) to December 31, 1998.
***** For the period April 30, 1998 (commencement of operations) to December 31, 1998.
****** For the period September 30, 1998 (commencement of operations) to December 31, 1998.
******* For the period April 30, 1999 (commencement of operations) to December 31, 1999.
******** For the period February 1, 2000 (commencement of operations) to June 30, 2000.
********* For the period June 14, 2000 (commencement
          of operations) to June 30, 2000.
(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
(b) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the following funds reflect a reduction of approximately the amounts per share noted for the following periods:


                                                  6/30/00     12/31/99     12/31/98     12/31/97     12/31/95
                                                ----------   ----------   ----------   ----------   ----------
          Putnam VT American Government
          Income Fund Class IA                        .03
          Putnam VT American Government
          Income Fund Class IB                        .03
          Putnam VT Asia Pacific Growth
          Fund Class IA                                                                                  0.03
          Putnam VT George Putnam
          of Boston Fund Class IA                                              0.03
          Putnam VT George Putnam
          of Boston Fund Class IB                                              0.03
          Putnam VT Health Sciences
          Fund Class IA                                                        0.01
          Putnam VT Health Sciences
          Fund Class IB                                                        0.01
          Putnam VT International Growth
          Fund Class IA                                                                     0.01
          Putnam VT International
          New Opportunities Fund Class IA                             less than .01         0.02
          Putnam VT International
          New Opportunities Fund Class IB                             less than .01
          Putnam VT Investors Fund
          Class IA                                                    less than .01
          Putnam VT Investors Fund
          Class IB                                                    less than .01
          Putnam VT OTC and Emerging
          Markets Fund Class IA                                   0.02         0.06
          Putnam VT OTC and Emerging
          Markets Fund Class IB                                   0.02         0.05
          Putnam VT Research Fund Class IA                        0.01         0.03
          Putnam VT Research Fund Class IB                        0.01         0.03

 (c)      Total return assumes dividend reinvestment.
 (d)      Includes amounts paid through expense offset and brokerage service arrangements. (Note 2).
 (e)      Net investment income, distributions from net investment income and returns of capital were less than $0.01 per share.




PUTNAM VARIABLE TRUST

Notes to Financial Statements
June 30, 2000 (Unaudited)

NOTE 1
SIGNIFICANT
ACCOUNTING
POLICIES

Putnam Variable Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company (except for Putnam VT Health Sciences Fund and Putnam VT Utilities Growth and Income Fund, which are non-diversified) which consists of a series of investment portfolios (the "funds"), each of which is represented by a separate series of class IA shares and class IB shares of beneficial interest. The Trust currently offers the following twenty-five funds: Putnam VT American Government Fund, Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT Growth Opportunities Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Research Fund, Putnam VT Small Cap Value, Putnam VT Technology Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund and Putnam VT Voyager Fund.

The Trust offers class IA and class IB shares. The Trust began offering class IA and class IB shares for Putnam VT American Government Fund and Putnam VT Growth Opportunities Fund on February 1, 2000. Effective June 14, 2000, the Trust began offering class IA and class IB shares for Putnam VT Technology Fund. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee.

Expenses of each fund are borne pro-rata by the holders of both classes of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation For all funds other than Putnam VT Money Market Fund, investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. See sections F, G, H and I with respect to the valuation of forward currency contracts, futures and options contracts and TBA purchase and sale commitments.

The valuation of Putnam VT Money Market Fund's portfolio instruments is determined by means of the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at cost originally and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, each fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the Trust's manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The funds, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund's are informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the security received.

For all funds other than Putnam VT Money Market fund, discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis and any premium resulting from the purchase of stepped-coupon bonds is amortized on a yield-to-maturity basis.

For Putnam VT Money Market Fund, premiums and discounts from purchases of short-term investments are amortized/accreted at a constant rate until maturity.

E) Foreign currency translation The accounting records of the Trust are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The Trust does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts Each fund, except Putnam VT Money Market Fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked-to-market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts Each fund, except Putnam VT High Yield Fund and Putnam VT Money Market Fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The same funds may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to each fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) TBA purchase commitments Each fund, except for Putnam VT Money Market Fund, may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than .01% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

I) TBA sale commitments Each fund, except for Putnam VT Money Market Fund, may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

J) Line of credit Each fund, except Putnam VT American Government Fund, Putnam VT Technology Fund and Putnam VT Money Market Fund, has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the funds maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations.

For the six months ended June 30, 2000, the funds had no borrowings against the line of credit.

K) Federal income taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At December 31, 1999, the following funds had capital loss carryovers, which will expire on the following dates:

                       Loss Carryover              Expiration Date
-------------------------------------------------------------------
Putnam VT Asia
Pacific Growth Fund      $3,381,000               December 31, 2006
Putnam VT Diversified
Income Fund              16,535,000               December 31, 2006
                         29,254,000               December 31, 2007
Putnam VT Health
Sciences Fund             3,580,000               December 31, 2006
                         15,598,000               December 31, 2007
Putnam VT High
Yield Fund               16,523,000               December 31, 2006
                         60,875,000               December 31, 2007
Putnam VT Income Fund    16,103,000               December 31, 2007
Putnam VT Investors
Fund                      7,569,000               December 31, 2006
                          7,276,000               December 31, 2007
-------------------------------------------------------------------

These capital loss carryovers may be used to offset future capital gains, if any.

L) Distributions to shareholders For Putnam VT Money Market Fund, income dividends are recorded daily by the fund and are paid monthly to shareholders. For all other funds, distributions to shareholders from net investment income are recorded by each fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

M) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

N) Beneficial Interest At June 30, 2000, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of each fund. From 63% to 99% of each fund is owned by accounts of one group of insurance companies.


NOTE 2
MANAGEMENT FEE, ADMINISTRATIVE SERVICES,
AND OTHER TRANSACTIONS

Compensation of Putnam Management, for management and investment advisory services, is paid quarterly (except for Putnam VT Technology Fund, which is paid monthly) based on the average net assets of the funds. The following summarizes the management fee rates in effect at June 30, 2000:

                                                  Rate
--------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                0.80% of the first $500 million of average net assets,
Putnam VT Global Growth Fund                      0.70% of the next $500 million,
Putnam VT International Growth Fund               0.65% of the next $500 million,
Putnam VT International Growth and Income Fund    0.60% of the next $5 billion,
Putnam VT Small Cap Value                         0.575% of the next $5 billion,
                                                  0.555% of the next $5 billion,
                                                  0.54% of the next $5 billion,
                                                  and 0.53% thereafter.
 ........................................................................................................
Putnam VT Money Market Fund                       0.45% of first $500 million of average net assets,
                                                  0.35% of the next $500 million,
                                                  0.30% of the next $500 million,
                                                  0.25% of the next $5 billion,
                                                  0.225% of the next $5 billion,
                                                  0.205% of the next $5 billion,
                                                  0.19% of the next $5 billion,
                                                  and 0.18% thereafter.
 ........................................................................................................
Putnam VT The George Putnam Fund of Boston        0.65% of first $500 million of average net assets,
Putnam VT Growth and Income Fund                  0.55% of the next $500 million,
Putnam VT Income Fund                             0.50% of the next $500 million,
Putnam VT Investors Fund                          0.45% of the next $5 billion,
Putnam VT Research Fund                           0.425% of the next $5 billion,
Putnam VT Vista Fund                              0.405% of the next $5 billion,
                                                  0.39% of the next $5 billion,
                                                  and 0.38% thereafter.
 ........................................................................................................
Putnam VT Diversified Income Fund                 0.70% of first $500 million of average net assets,
Putnam VT Global Asset Allocation Fund            0.60% of the next $500 million,
Putnam VT Health Sciences Fund                    0.55% of the next $500 million,
Putnam VT High Yield Fund                         0.50% of the next $5 billion,
Putnam VT New Opportunities Fund                  0.475% of the next $5 billion,
Putnam VT New Value Fund                          0.455% of the next $5 billion,
Putnam VT OTC & Emerging Growth Fund              0.44% of the next $5 billion,
Putnam VT Utilities Growth and Income Fund        and 0.43% thereafter.
Putnam VT Voyager Fund
 ........................................................................................................
Putnam VT International New Opportunities Fund    1.00% of the first $500 million of average net assets,
Putnam VT Technology Fund                         0.90% of the next $500 million,
                                                  0.85% of the next $500 million,
                                                  0.80% of the next $5 billion.
                                                  0.775% of the next $5 billion,
                                                  0.755% of the next $5 billion,
                                                  0.74% of the next $5 billion,
                                                  and 0.73% thereafter.
 ........................................................................................................
Putnam VT American Government Income Fund         0.65% of first $500 million of average net assets,
                                                  0.55% of the next $500 million,
                                                  0.50% of the next $500 million,
                                                  0.45% of the next $5 billion,
                                                  0.425% of the next $5 billion,
                                                  0.405% of the next $5 billion,
                                                  0.39% of the next $5 billion,
                                                  0.38% of the next $5 billion,
                                                  0.37% of the next $5 billion,
                                                  0.36% of the next $5 billion,
                                                  0.35% of the next $5 billion,
                                                  and 0.34% of any excess thereafter.
 ........................................................................................................
Putnam VT Growth Opportunities Fund               0.70% of first $500 million of average net assets,
                                                  0.60% of the next $500 million,
                                                  0.55% of the next $500 million,
                                                  0.50% of the next $5 billion,
                                                  0.475% of the next $5 billion,
                                                  0.455% of the next $5 billion,
                                                  0.44% of the next $5 billion,
                                                  0.43% of the next $5 billion,
                                                  and 0.42% of any excess thereafter.
--------------------------------------------------------------------------------------------------------


Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) of, Putnam VT American Government Fund through December 31, 2000, to the extent that expenses of the funds (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 0.90% of the fund's average net assets.

The Trust reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

Under the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of Putnam VT Global Growth Fund, Putnam VT New Opportunities Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Asia Pacific Growth Fund, Putnam VT Growth and Income Fund, Putnam VT Income Fund and Putnam VT Voyager Fund to the extent permitted by each fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At June 30, 2000 the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

For the six months ended June 30, 2000, each fund's expenses were reduced by the following amounts under expense-offset arrangements with PFTC and brokerage service arrangements:

Putnam VT American Government Fund                  $   1,461
Putnam VT Asia Pacific Growth Fund                     61,809
Putnam VT Diversified Income Fund                      32,144
Putnam VT The George Putnam Fund of Boston             26,502
Putnam VT Global Asset Allocation Fund                 80,256
Putnam VT Global Growth Fund                          214,374
Putnam VT Growth and Income Fund                      397,267
Putnam VT Growth Opportunities Fund                    12,053
Putnam VT Health Sciences Fund                         20,136
Putnam VT High Yield Fund                              52,287
Putnam VT Income Fund                                  36,835
Putnam VT International Growth Fund                    65,803
Putnam VT International Growth and Income Fund         78,996
Putnam VT International New Opportunities Fund         90,143
Putnam VT Investors Fund                               36,889
Putnam VT Money Market Fund                             3,708
Putnam VT New Opportunities Fund                      192,599
Putnam VT New Value Fund                               30,874
Putnam VT OTC & Emerging Growth Fund                   11,661
Putnam VT Research Fund                                13,742
Putnam VT Small Cap Value                               6,459
Putnam VT Technology Fund                                  15
Putnam VT Utilities Growth and Income Fund             34,856
Putnam VT Vista Fund                                   72,379
Putnam VT Voyager Fund                                454,260

Investor servicing and custodian fees reported in the Statement of operations exclude these credits. Each fund could have invested a portion of the assets utilized in connection with the expense-offset arrangements in an income-producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $29,302 has been allocated to the Trust, and an additional fee for each Trustee's meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

Each fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

Each fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Each fund has adopted a distribution plan (the "Plan") with respect to its class IB shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management, Inc., a wholly owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management, Inc., at an annual rate of up to 0.35% of the fund's average net assets. The Trustees have approved payment by the fund to an annual rate of 0.15% of the average net assets.


NOTE 3
PURCHASES AND SALES OF SECURITIES

During the six months ended June 30, 2000, purchases and sales of investment securities (other than short-term investments) were as follows:

                                                          U.S. Government
                                                            Obligations                    Other Securities
-------------------------------------------------------------------------------------------------------------------
                                                      Purchases           Sales         Purchases             Sales
-------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Fund                 $ 11,590,617    $  6,927,149
Putnam VT Asia Pacific Growth Fund                                                 $  163,472,730    $  191,661,355
Putnam VT Diversified Income Fund                   129,730,203     125,909,091       316,036,702       327,972,274
Putnam VT The George Putnam Fund of Boston           25,189,460      35,453,551       215,129,240       194,032,010
Putnam VT Global Asset Allocation Fund               50,555,259      55,407,863       688,768,154       806,553,860
Putnam VT Global Growth Fund                                                        2,291,431,360     2,327,407,099
Putnam VT Growth and Income Fund                                                    2,728,229,247     3,502,150,279
Putnam VT Growth Opportunities                                                         86,088,616         7,426,773
Putnam VT Health Sciences Fund                                                        189,377,099       100,844,208
Putnam VT High Yield Fund                                                             385,602,524       437,638,714
Putnam VT Income Fund                               621,778,411     609,151,066       283,076,518       389,689,838
Putnam VT International Growth Fund                                                   498,308,188       342,026,800
Putnam VT International Growth and Income Fund                                        191,570,375       161,707,583
Putnam VT International New Opportunities Fund                                        575,867,704       339,303,656
Putnam VT Investors Fund                                                              613,901,568       311,809,887
Putnam VT New Opportunities Fund                                                    2,092,732,842     1,645,914,447
Putnam VT New Value Fund                                                              115,177,020       123,678,602
Putnam VT OTC & Emerging Growth Fund                                                  447,179,458       143,048,286
Putnam VT Research Fund                                                               226,066,065       149,958,781
Putnam VT Small Cap Value                                                              28,909,175         5,422,790
Putnam VT Technology Fund                                                               1,144,666           148,457
Putnam VT Utilities Growth and Income Fund            9,501,966       7,017,029       141,989,916       229,640,157
Putnam VT Vista Fund                                                                  644,380,680       407,653,389
Putnam VT Voyager Fund                                                              3,512,454,188     3,628,525,859


Putnam VT Money Market Fund: Cost of purchases and proceeds from sales (including maturities) of investment securities (all short-term obligations) aggregated $7,269,458,752 and $7,427,458,718, respectively.

NOTE 4
CAPITAL SHARES


At June 30, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                            Six months ended June 30            Year ended December 31
---------------------------------------------------------------------------------------------------------------
Class IA                                              2000                                1999
---------------------------------------------------------------------------------------------------------------
                                            Shares            Amount            Shares            Amount
---------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
Shares sold                                18,588,922     $261,762,847         27,579,721     $316,283,149
Shares issued in connection with
reinvestment of distributions                 481,048        7,437,000                 --               --
 ...............................................................................................................
                                           19,069,970      269,199,847         27,579,721      316,283,149
Shares repurchased                        (20,125,500)    (288,682,008)       (23,942,691)    (277,802,618)
 ...............................................................................................................
Net increase (decrease)                    (1,055,530)    $(19,482,161)         3,637,030      $38,480,531
 ...............................................................................................................
Putnam VT Diversified Income Fund
Shares sold                                    58,871         $819,465          1,599,321      $16,973,792
Shares issued in connection with
reinvestment of distributions               5,153,289       47,334,433          4,727,698       46,355,564
 ...............................................................................................................
                                            5,212,160       48,153,898          6,327,019       63,329,356
Shares repurchased                         (5,462,342)     (52,481,013)        (7,268,655)     (72,215,251)
 ...............................................................................................................
Net decrease                                 (250,182)     $(4,327,115)          (941,636)     $(8,885,895)
 ...............................................................................................................
Putnam VT The George Putnam Fund of Boston
Shares sold                                 1,793,501      $17,671,470         17,677,099     $186,001,902
Shares issued in connection with
reinvestment of distributions                      --               --            687,784        6,793,909
 ...............................................................................................................
                                            1,793,501       17,671,470         18,364,883      192,795,811
Shares repurchased                         (1,570,559)     (15,200,832)        (1,664,296)     (17,228,888)
 ...............................................................................................................
Net increase                                  222,942       $2,470,638         16,700,587     $175,566,923
 ...............................................................................................................
Putnam VT Global Asset Allocation Fund
Shares sold                                    48,485         $870,802            329,648       $6,214,449
Shares issued in connection with
reinvestment of distributions               5,819,706      102,642,805          4,231,085       75,195,431
 ...............................................................................................................
                                            5,868,191      103,513,607          4,560,733       81,409,880
Shares repurchased                         (3,958,612)     (72,121,379)        (7,365,834)    (135,598,243)
 ...............................................................................................................
Net increase (decrease)                     1,909,579      $31,392,228         (2,805,101)    $(54,188,363)
 ...............................................................................................................
Putnam VT Global Growth Fund
Shares sold                                 2,236,936      $59,806,209          4,230,668      $88,480,245
Shares issued in connection with
reinvestment of distributions              18,824,651      503,182,982          9,423,258      179,324,603
 ...............................................................................................................
                                           21,061,587      562,989,191         13,653,926      267,804,848
Shares repurchased                         (3,491,255)     (86,960,050)       (10,305,897)    (213,800,427)
 ...............................................................................................................
Net increase                               17,570,332     $476,029,141          3,348,029      $54,004,421
 ...............................................................................................................


                                            Six months ended June 30            Year ended December 31
---------------------------------------------------------------------------------------------------------------
Class IA                                              2000                                1999
---------------------------------------------------------------------------------------------------------------
                                            Shares            Amount            Shares            Amount
---------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
Shares sold                                   953,206      $23,537,029          5,877,191     $167,194,465
Shares issued in connection with
reinvestment of distributions              40,164,312      943,125,728         31,047,267      840,138,933
 ...............................................................................................................
                                           41,117,518      966,662,757         36,924,458    1,007,333,398
Shares repurchased                        (38,876,710)    (957,173,150)       (25,700,198)    (710,499,929)
 ...............................................................................................................
Net increase                                2,240,808       $9,489,607         11,224,260     $296,833,469
 ...............................................................................................................
Putnam VT Health Sciences Fund
Shares sold                                 7,238,085      $88,712,061          9,825,298     $101,834,005
Shares issued in connection with
reinvestment of distributions                      --               --             18,949          186,582
 ...............................................................................................................
                                            7,238,085       88,712,061          9,844,247      102,020,587
Shares repurchased                         (1,392,215)     (16,563,416)        (1,292,330)     (13,228,946)
 ...............................................................................................................
Net increase                                5,845,870      $72,148,645          8,551,917      $88,791,641
 ...............................................................................................................
Putnam VT High Yield Fund
Shares sold                                 2,680,880      $26,401,722          9,667,206     $108,607,342
Shares issued in connection with
reinvestment of distributions              10,516,626      102,642,266         10,147,537      109,086,026
 ...............................................................................................................
                                           13,197,506      129,043,988         19,814,743      217,693,368
Shares repurchased                        (11,408,049)    (119,954,305)       (21,095,645)    (233,967,548)
 ...............................................................................................................
Net increase (decrease)                     1,789,457       $9,089,683         (1,280,902)    $(16,274,180)
 ...............................................................................................................
Putnam VT Income Fund
Shares sold                                   445,427       $5,513,214          7,176,064      $94,354,087
Shares issued in connection with
reinvestment of distributions               4,921,557       58,222,017          5,595,008       71,112,554
 ...............................................................................................................
                                            5,366,984       63,735,231         12,771,072      165,466,641
Shares repurchased                        (10,960,812)    (134,401,579)       (10,925,703)    (138,310,190)
 ...............................................................................................................
Net increase (decrease)                    (5,593,828)    $(70,666,348)         1,845,369      $27,156,451
 ...............................................................................................................
Putnam VT International Growth Fund
Shares sold                                12,823,839     $260,434,931         18,217,034     $282,648,315
Shares issued in connection with
reinvestment of distributions               3,403,943       70,291,422                 --               --
 ...............................................................................................................
                                           16,227,782      330,726,353         18,217,034      282,648,315
Shares repurchased                         (7,974,711)    (160,972,839)       (12,743,647)    (197,083,614)
 ...............................................................................................................
Net increase                                8,253,071     $169,753,514          5,473,387      $85,564,701
 ...............................................................................................................
Putnam VT International Growth and Income Fund
Shares sold                                14,938,278     $214,163,287         22,663,944     $306,623,146
Shares issued in connection with
reinvestment of distributions               4,260,432       56,218,745                 --               --
 ...............................................................................................................
                                           19,198,710      270,382,032         22,663,944      306,623,146
Shares repurchased                        (14,008,027)    (200,177,418)       (22,165,427)    (299,883,229)
 ...............................................................................................................
Net increase                                5,190,683      $70,204,614            498,517       $6,739,917
 ...............................................................................................................


                                            Six months ended June 30            Year ended December 31
---------------------------------------------------------------------------------------------------------------
Class IA                                              2000                                1999
---------------------------------------------------------------------------------------------------------------
                                            Shares            Amount            Shares            Amount
---------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
Shares sold                                17,909,961     $388,617,406         19,756,966     $280,419,060
Shares issued in connection with
reinvestment of distributions                 818,651       19,189,175              4,672           57,846
 ...............................................................................................................
                                           18,728,612      407,806,581         19,761,638      280,476,906
Shares repurchased                        (13,019,713)    (278,115,943)       (17,348,973)    (239,870,204)
 ...............................................................................................................
Net increase                                5,708,899     $129,690,638          2,412,665      $40,606,702
 ...............................................................................................................
Putnam VT Investors Fund
Shares sold                                13,538,697     $198,349,528         37,371,494     $464,724,322
Shares issued in connection with
reinvestment of distributions                      --               --                 --               --
 ...............................................................................................................
                                           13,538,697      198,349,528         37,371,494      464,724,322
Shares repurchased                         (1,346,085)     (19,467,426)        (1,058,909)     (12,883,959)
 ...............................................................................................................
Net increase                               12,192,612     $178,882,102         36,312,585     $451,840,363
 ...............................................................................................................
Putnam VT Money Market Fund*
Shares sold                                        --   $1,038,777,795                 --   $1,617,558,345
Shares issued in connection with
reinvestment of distributions                      --       19,457,255                 --       34,493,642
 ...............................................................................................................
                                                   --    1,058,235,050                 --    1,652,051,987
Shares repurchased                                 --   (1,228,634,361)                --   (1,424,196,741)
 ...............................................................................................................
Net increase (decrease)                            --    $(170,399,311)                --     $227,855,246
 ...............................................................................................................
Putnam VT New Opportunities Fund
Shares sold                                 9,313,591     $417,016,586         22,082,766     $642,155,644
Shares issued in connection with
reinvestment of distributions              11,737,163      534,979,909          1,894,686       51,876,521
 ...............................................................................................................
                                           21,050,754      951,996,495         23,977,452      694,032,165
Shares repurchased                         (2,031,212)     (83,384,942)       (13,877,105)    (391,839,342)
 ...............................................................................................................
Net increase                               19,019,542     $868,611,553         10,100,347     $302,192,823
 ...............................................................................................................
Putnam VT New Value Fund
Shares sold                                 1,157,112      $13,222,633          3,341,807      $43,372,563
Shares issued in connection with
reinvestment of distributions               1,482,664       16,175,865            346,721        4,313,208
 ...............................................................................................................
                                            2,639,776       29,398,498          3,688,528       47,685,771
Shares repurchased                         (2,507,283)     (27,881,897)        (3,950,045)     (48,840,362)
 ...............................................................................................................
Net increase (decrease)                       132,493       $1,516,601           (261,517)     $(1,154,591)
 ...............................................................................................................
Putnam VT OTC & Emerging Growth Fund
Shares sold                                13,107,543     $318,847,516          9,308,097     $132,534,012
Shares issued in connection with
reinvestment of distributions                 158,820        3,907,875             24,169          500,533
 ...............................................................................................................
                                           13,266,363      322,755,391          9,332,266      133,034,545
Shares repurchased                         (3,357,153)     (64,147,396)        (3,030,664)     (36,519,324)
 ...............................................................................................................
Net increase                                9,909,210     $258,607,995          6,301,602      $96,515,221
 ...............................................................................................................


                                            Six months ended June 30            Year ended December 31
---------------------------------------------------------------------------------------------------------------
Class IA                                              2000                                1999
---------------------------------------------------------------------------------------------------------------
                                            Shares            Amount            Shares            Amount
---------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund
Shares sold                                 3,620,948      $52,681,880          7,932,740     $102,316,586
Shares issued in connection with
reinvestment of distributions                  77,938        1,169,068            263,474        3,637,315
 ...............................................................................................................
                                            3,698,886       53,850,948          8,196,214      105,953,901
Shares repurchased                           (264,407)      (3,864,659)          (961,174)     (11,933,085)
 ...............................................................................................................
Net increase                                3,434,479      $49,986,289          7,235,040      $94,020,816
 ...............................................................................................................
Putnam VT Utilities Growth and Income Fund
Shares sold                                   963,652      $14,785,186          1,859,051      $27,913,010
Shares issued in connection with
reinvestment of distributions               5,145,145       81,754,619          3,654,588       57,559,773
 ...............................................................................................................
                                            6,108,797       96,539,805          5,513,639       85,472,783
Shares repurchased                         (6,772,507)    (112,697,726)        (5,599,815)     (91,556,540)
 ...............................................................................................................
Net decrease                                 (663,710)    $(16,157,921)           (86,176)     $(6,083,757)
 ...............................................................................................................
Putnam VT Vista Fund
Shares sold                                 6,646,244     $155,164,463          4,559,333      $76,076,030
Shares issued in connection with
reinvestment of distributions                 318,488        7,580,009          2,098,302       38,819,301
 ...............................................................................................................
                                            6,964,732      162,744,472          6,657,635      114,895,331
Shares repurchased                           (336,577)      (7,399,623)        (1,585,037)     (25,623,872)
 ...............................................................................................................
Net increase                                6,628,155     $155,344,849          5,072,598      $89,271,459
 ...............................................................................................................
Putnam VT Voyager Fund
Shares sold                                 3,489,433     $220,150,358          7,078,671     $341,243,072
Shares issued in connection with
reinvestment of distributions              18,635,639    1,180,195,037         11,992,310      532,938,727
 ...............................................................................................................
                                           22,125,072    1,400,345,395         19,070,981      874,181,799
Shares repurchased                         (3,551,690)    (216,649,085)        (7,828,029)    (375,602,675)
 ...............................................................................................................
Net increase                               18,573,382   $1,183,696,310         11,242,952     $498,579,124
 ...............................................................................................................


                                                                                For the period April 30, 1999
                                                                                 (commencement of operations)
                                            Six months ended June 30                     to December 31
---------------------------------------------------------------------------------------------------------------
Class IA                                                 2000                                 1999
---------------------------------------------------------------------------------------------------------------
                                            Shares            Amount            Shares                   Amount
---------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund
Shares sold                                 1,540,892      $17,643,987          1,353,899      $13,869,475
Shares issued in connection with
reinvestment of distributions                      --               --              3,512           34,203
 ...............................................................................................................
                                            1,540,892       17,643,987          1,357,411       13,903,678
Shares repurchased                           (139,474)      (2,655,953)          (264,388)      (2,749,700)
 ...............................................................................................................
Net increase                                1,401,418      $14,988,034          1,093,023      $11,153,978
 ...............................................................................................................


                                                      For the period February 1, 2000
                                                          (commencement of operations)
                                                                           to June 30
-------------------------------------------------------------------------------------
Class IA                                                       2000
-------------------------------------------------------------------------------------
                                                             Shares            Amount
-------------------------------------------------------------------------------------
Putnam VT American Government Fund
Shares sold                                                 736,743        $7,522,503
Shares issued in connection with
reinvestment of distributions                                    --                --
 .....................................................................................
                                                            736,743         7,522,503
Shares repurchased                                         (284,656)       (2,944,652)
 .....................................................................................
Net increase                                                452,087        $4,577,851
 .....................................................................................
Putnam VT Growth Opportunities Fund
Shares sold                                               6,105,297       $65,002,750
Shares issued in connection with
reinvestment of distributions                                    --                --
 .....................................................................................
                                                          6,105,297        65,002,750
Shares repurchased                                         (216,765)       (2,354,888)
 .....................................................................................
Net increase                                              5,888,532       $62,647,862
 .....................................................................................


                                            Six months ended June 30            Year ended December 31
---------------------------------------------------------------------------------------------------------------
Class IB                                              2000                                1999
---------------------------------------------------------------------------------------------------------------
                                            Shares            Amount            Shares            Amount
---------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
Shares sold                                 6,309,831      $88,781,517          4,928,954      $60,597,638
Shares issued in connection with
reinvestment of distributions                  16,364          252,340                 --               --
 ...............................................................................................................
                                            6,326,195       89,033,857          4,928,954       60,597,638
Shares repurchased                         (6,022,041)     (86,109,013)        (4,544,234)     (56,565,740)
 ...............................................................................................................
Net increase                                  304,154       $2,924,844            384,720       $4,031,898
 ...............................................................................................................
Putnam VT Diversified Income Fund
Shares sold                                 2,611,977      $24,465,300          2,189,295      $20,616,398
Shares issued in connection with
reinvestment of distributions                 286,767        2,708,184             23,025          248,526
 ...............................................................................................................
                                            2,898,744       27,173,484          2,212,320       20,864,924
Shares repurchased                            (72,296)        (691,853)           (58,989)        (604,425)
 ...............................................................................................................
Net increase                                2,826,448      $26,481,631          2,153,331      $20,260,499
 ...............................................................................................................
Putnam VT George Putnam Fund of Boston
Shares sold                                 2,889,050      $28,396,205          3,683,758      $38,204,785
Shares issued in connection with
reinvestment of distributions                      --               --             84,741          835,890
 ...............................................................................................................
                                            2,889,050       28,396,205          3,768,499       39,040,675
Shares repurchased                           (211,119)      (2,063,304)           (89,747)        (930,493)
 ...............................................................................................................
Net increase                                2,677,931      $26,332,901          3,678,752      $38,110,182
 ...............................................................................................................
Putnam VT Global Asset Allocation Fund
Shares sold                                   394,654       $7,025,348            276,691       $4,965,233
Shares issued in connection with
reinvestment of distributions                  69,325        1,002,729              8,023          142,921
 ...............................................................................................................
                                              463,979        8,028,077            284,714        5,108,154
Shares repurchased                             (7,078)        (124,104)           (16,724)        (302,098)
 ...............................................................................................................
Net increase                                  456,901       $7,903,973            267,990       $4,806,056
 ...............................................................................................................
Putnam VT Global Growth Fund
Shares sold                                 3,922,173     $100,653,996          1,355,618      $30,644,814
Shares issued in connection with
reinvestment of distributions                 304,121        8,104,922              9,961          189,448
 ...............................................................................................................
                                            4,226,294      108,758,918          1,365,579       30,834,262
Shares repurchased                         (1,865,185)     (48,500,381)          (455,628)     (10,726,560)
 ...............................................................................................................
Net increase                                2,361,109      $60,258,537            909,951      $20,107,702
 ...............................................................................................................
Putnam VT Growth and Income Fund
Shares sold                                 7,263,597     $177,364,594          5,821,770     $159,971,286
Shares issued in connection with
reinvestment of distributions               1,113,850       26,097,506             45,278        1,223,895
 ...............................................................................................................
                                            8,377,447      203,462,100          5,867,048      161,195,181
Shares repurchased                           (586,689)     (14,006,346)           (69,970)      (1,957,477)
 ...............................................................................................................
Net increase                                7,790,758     $189,455,754          5,797,078     $159,237,704
 ...............................................................................................................


                                            Six months ended June 30            Year ended December 31
---------------------------------------------------------------------------------------------------------------
Class IB                                              2000                                1999
---------------------------------------------------------------------------------------------------------------
                                            Shares            Amount            Shares            Amount
---------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences
Shares sold                                 2,522,277      $30,641,350          1,793,605      $18,099,640
Shares issued in connection with
reinvestment of distributions                      --               --                729            7,170
 ...............................................................................................................
                                            2,522,277       30,641,350          1,794,334       18,106,810
Shares repurchased                           (184,582)      (2,271,823)           (67,952)        (695,694)
 ...............................................................................................................
Net increase                                2,337,695      $28,369,527          1,726,382      $17,411,116
 ...............................................................................................................
Putnam VT High Yield Fund
Shares sold                                 1,812,682      $18,220,871          1,637,292      $17,487,287
Shares issued in connection with
reinvestment of distributions                 285,254        2,784,078             40,105          431,138
 ...............................................................................................................
                                            2,097,936       21,004,949          1,677,397       17,918,425
Shares repurchased                           (574,587)      (5,809,127)          (242,324)      (2,682,906)
 ...............................................................................................................
Net increase                                1,523,349      $15,195,822          1,435,073      $15,235,519
 ...............................................................................................................
Putnam VT Income Fund
Shares sold                                 1,445,141      $17,451,099          1,416,617      $17,967,184
Shares issued in connection with
reinvestment of distributions                 139,448        1,648,307             24,638          313,149
 ...............................................................................................................
                                            1,584,589       19,099,406          1,441,255       18,280,333
Shares repurchased                           (203,150)      (2,478,472)          (160,098)      (2,021,031)
 ...............................................................................................................
Net increase                                1,381,439      $16,620,934          1,281,157      $16,259,302
 ...............................................................................................................
Putnam VT International Growth Fund
Shares sold                                 9,496,013     $188,810,477          4,045,195      $68,183,600
Shares issued in connection with
reinvestment of distributions                 329,677        6,794,648                 --               --
 ...............................................................................................................
                                            9,825,690      195,605,125          4,045,195       68,183,600
Shares repurchased                         (5,995,649)    (119,920,879)        (2,266,435)     (37,434,343)
 ...............................................................................................................
Net increase                                3,830,041      $75,684,246          1,778,760      $30,749,257
 ...............................................................................................................
Putnam VT International Growth and Income Fund
Shares sold                                 4,891,316      $66,900,683          3,016,301      $41,174,054
Shares issued in connection with
reinvestment of distributions                 169,191        2,600,773                 --               --
 ...............................................................................................................
                                            5,060,507       69,501,456          3,016,301       41,174,054
Shares repurchased                         (3,892,389)     (55,053,400)        (2,392,248)     (33,241,559)
 ...............................................................................................................
Net increase                                1,168,118      $14,448,056            624,053       $7,932,495
 ...............................................................................................................
Putnam VT International New Opportunities Fund
Shares sold                                12,437,540     $266,578,930          6,028,770      $94,995,863
Shares issued in connection with
reinvestment of distributions                 183,174        4,286,262                  1               10
 ...............................................................................................................
                                           12,620,714      270,865,192          6,028,771       94,995,873
Shares repurchased                         (5,999,875)    (128,977,714)        (4,594,610)     (70,115,862)
 ...............................................................................................................
Net increase                                6,620,839     $141,887,478          1,434,161      $24,880,011
 ...............................................................................................................


                                            Six months ended June 30            Year ended December 31
---------------------------------------------------------------------------------------------------------------
Class IB                                              2000                                1999
---------------------------------------------------------------------------------------------------------------
                                            Shares            Amount            Shares            Amount
---------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
Shares sold                                 8,317,906     $120,854,081          6,584,989      $85,283,956
Shares issued in connection with
reinvestment of distributions                      --               --                 --               --
 ...............................................................................................................
                                            8,317,906      120,854,081          6,584,989       85,283,956
Shares repurchased                           (143,644)      (2,098,990)           (82,108)      (1,088,886)
 ...............................................................................................................
Net increase                                8,174,262     $118,755,091          6,502,881      $84,195,070
 ...............................................................................................................
Putnam VT Money Market Fund*
Shares sold                                        --     $476,625,927                 --     $251,413,542
Shares issued in connection with
reinvestment of distributions                      --        1,276,173                 --          775,444
 ...............................................................................................................
                                                   --      477,902,100                 --      252,188,986
Shares repurchased                                 --     (454,594,067)                --     (223,860,911)
 ...............................................................................................................
Net increase                                       --      $23,308,033                 --      $28,328,075
 ...............................................................................................................
Putnam VT New Opportunities Fund
Shares sold                                 3,007,193     $129,957,913          1,426,816      $46,271,360
Shares issued in connection with
reinvestment of distributions                 198,959        9,040,681              1,526           41,740
 ...............................................................................................................
                                            3,206,152      138,998,594          1,428,342       46,313,100
Shares repurchased                            (65,500)      (2,841,535)           (30,656)        (989,874)
 ...............................................................................................................
Net increase                                3,140,652     $136,157,059          1,397,686      $45,323,226
 ...............................................................................................................
Putnam VT New Value Fund
Shares sold                                   982,038      $11,105,389            875,070      $10,834,424
Shares issued in connection with
reinvestment of distributions                  80,999          882,886              1,181           14,678
 ...............................................................................................................
                                            1,063,037       11,988,275            876,251       10,849,102
Shares repurchased                           (336,976)      (3,779,145)          (105,237)      (1,257,344)
 ...............................................................................................................
Net increase                                  726,061       $8,209,130            771,014       $9,591,758
 ...............................................................................................................
Putnam VT OTC & Emerging Growth Fund
Shares sold                                 3,555,440      $72,172,417          1,315,200      $21,997,294
Shares issued in connection with
reinvestment of distributions                  19,215          492,354              2,435           50,324
 ...............................................................................................................
                                            3,574,655       72,664,771          1,317,635       22,047,618
Shares repurchased                           (489,519)     (10,340,889)          (297,737)      (5,177,755)
 ...............................................................................................................
Net increase                                3,085,136      $62,323,882          1,019,898      $16,869,863
 ...............................................................................................................
Putnam VT Research Fund
Shares sold                                 2,224,319      $32,526,614          1,811,272      $24,052,878
Shares issued in connection with
reinvestment of distributions                   1,761           26,380             43,404          604,653
 ...............................................................................................................
                                            2,226,080       32,552,994          1,854,676       24,657,531
Shares repurchased                           (152,944)      (2,240,990)           (89,090)      (1,197,602)
 ...............................................................................................................
Net increase                                2,073,136      $30,312,004          1,765,586      $23,459,929
 ...............................................................................................................


                                            Six months ended June 30            Year ended December 31
---------------------------------------------------------------------------------------------------------------
Class IB                                              2000                                1999
---------------------------------------------------------------------------------------------------------------
                                            Shares            Amount            Shares            Amount
---------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund
Shares sold                                   741,547      $12,129,172            599,025      $10,320,739
Shares issued in connection with
reinvestment of distributions                  94,490        1,477,832             10,029          157,949
 ...............................................................................................................
                                              836,037       13,607,004            609,054       10,478,688
Shares repurchased                            (54,369)        (902,713)           (39,037)        (655,728)
 ...............................................................................................................
Net increase                                  781,668      $12,704,291            570,017       $9,822,960
 ...............................................................................................................
Putnam VT Vista Fund
Shares sold                                 5,505,543     $125,459,594          1,661,491      $29,622,169
Shares issued in connection with
reinvestment of distributions                  42,218        1,004,929            122,938        2.334,899
 ...............................................................................................................
                                            5,547,761      126,464,523          1,784,429       31,957,068
Shares repurchased                            (80,090)      (1,827,901)           (26,236)        (440,844)
 ...............................................................................................................
Net increase                                5,467,671     $124,636,622          1,758,193      $31,516,224
 ...............................................................................................................
Putnam VT Voyager Fund
Shares sold                                 3,330,282     $206,563,522          2,287,920     $116,152,666
Shares issued in connection with
reinvestment of distributions                 492,175       31,049,328             17,894          794,492
 ...............................................................................................................
                                            3,822,457      237,612,850          2,305,814      116,947,158
Shares repurchased                            (38,881)      (2,362,384)           (42,495)      (2,179,527)
 ...............................................................................................................
Net increase                                3,783,576     $235,250,466          2,263,319     $114,767,631
 ...............................................................................................................


                                                                               For the period April 30, 1999
                                                                                (commencement of operations)
                                            Six months ended June 30                   to December 31
---------------------------------------------------------------------------------------------------------------
Class IB                                              2000                                 1999
---------------------------------------------------------------------------------------------------------------
                                            Shares            Amount            Shares              Amount
---------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund
Shares sold                                   999,337      $10,790,306            636,266       $6,404,523
Shares issued in connection with
reinvestment of distributions                      --               --              1,903           18,611
 ...............................................................................................................
                                              999,337       10,790,306            638,169        6,423,134
Shares repurchased                            (33,894)        (368,247)           (18,181)        (180,815)
 ...............................................................................................................
Net increase                                  965,443      $10,422,059            619,988       $6,242,319
 ...............................................................................................................


                                                        For the period February 1, 2000
                                                          (commencement of operations)
                                                                   to June 30
---------------------------------------------------------------------------------------
Class IB                                                               2000
---------------------------------------------------------------------------------------
                                                             Shares            Amount
---------------------------------------------------------------------------------------
Putnam VT American Government Fund
Shares sold                                                  70,611          $729,965
Shares issued in connection with
reinvestment of distributions                                    --                --
 .....................................................................................
                                                             70,611           729,965
Shares repurchased                                             (800)           (8,202)
 .....................................................................................
Net increase                                                 69,811          $721,763
 .....................................................................................
Putnam VT Growth Opportunities Fund
Shares sold                                               1,566,982       $16,390,340
Shares issued in connection with
reinvestment of distributions                                    --                --
 .....................................................................................
                                                          1,566,982        16,390,340
Shares repurchased                                           (5,427)          (55,210)
 .....................................................................................
Net increase                                              1,561,555       $16,335,130
 .....................................................................................


*Putnam VT Money Market Fund transactions in capital shares were at a constant net asset value of $1.00 per share.


NOTE 5
INITIAL CAPITALIZATION AND OFFERING OF SHARES

The following were established as a series of Putnam Variable Trust, a Massachusetts business trusts on January 31, 2000. During the period
January 31, 2000 to February 1, 2000 the following funds had no operations other than those related to organizational matters including as noted below the initial capital contributions and the issuance of shares for each fund.
                                                   Capital
Fund name                                       contribution   Shares issued
----------------------------------------------------------------------------
Class IA
Putnam VT American Government Fund                 $999,000           99,900
Putnam VT Growth Opportunities Fund                $999,000           99,900

Class IB
Putnam VT American Government Fund                   $1,000              100
Putnam VT Growth Opportunities Fund                  $1,000              100

The following was established as a series of Putnam Variable Trust, a Massachusetts business trusts on June 13, 2000. During the period June 13, 2000 to June 14, 2000 the following fund had no operations other than those related to organizational matters including as noted below the initial capital contributions and the issuance of shares for the fund.

                                                   Capital
Fund name                                       contribution   Shares issued
----------------------------------------------------------------------------
Class IA
Putnam VT Technology Fund                          $999,000           99,900

Class IB
Putnam VT Technology Fund                            $1,000              100

The following were established as a series of Putnam Variable Trust, a Massachusetts business trusts on April 29, 1999. During the period April 29, 1998 to April 30, 1999 the following funds had no operations other than those related to organizational matters including as noted below the initial capital contributions and the issuance of shares for each fund.

                                                   Capital
Fund name                                       contribution   Shares issued
----------------------------------------------------------------------------
Class IA
Putnam VT Small Cap Value Fund                     $999,000           99,900

Class IB
Putnam VT Small Cap Value Fund                       $1,000              100


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Putnam
Variable
Trust

FUND INFORMATION

Investment Manager

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA  02109

Marketing Services

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA  02109

Investor Servicing Agent

Putnam Investor Services
Mailing address:
P.O. Box 41203
Providence, RI  02940-1203
1-800-225-1581

Custodian

Putnam Fiduciary Trust Company

Legal counsel

Ropes & Gray

Trustees

John A. Hill, Chairman,
Jameson Adkins Baxter, Hans H. Estin,
Ronald J. Jackson, Paul L. Joskow,
Elizabeth T. Kennan, Lawrence J. Lasser,
John H. Mullin III, Robert E. Patterson,
George Putnam, III, A.J.C. Smith,
W. Thomas Stephens, W. Nicholas Thorndike


PUTNAM INVESTMENTS

This report has been prepared for the shareholders of Putnam Variable Trust. It is not authorized for other distribution unless preceded or accompanied by an effective prospectus that describes the trust's policies, charges, and other matters of interest for the prospective investor.


63555  8/00